As filed with the Securities and Exchange Commission on April 30, 2001

                                                    Registration No. 333 - 7509
                                                                     811 - 7689

-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C.  20549

-------------------------------------------------------------------------------

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]

                     Pre-Effective Amendment No.
                                                ---

                     Post-Effective Amendment No. 10
                                                 ---
                                      and

                       REGISTRATION STATEMENT UNDER THE                 [X]
                        INVESTMENT COMPANY ACT OF 1940

                          Amendment No. 26
                                        --

                  RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT
                  -------------------------------------------
                        (Exact Name of Registrant)

                PFL RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT
                -----------------------------------------------
                       (Former Name of Registrant)

                      TRANSAMERICA LIFE INSURANCE COMPANY
                      -----------------------------------
                           (Name of Depositor)

                           PFL LIFE INSURANCE COMPANY
                           --------------------------
                        (Former Name of Depositor)

            4333 Edgewood Road N.E., Cedar Rapids, Iowa  52499-0001
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, including Area Code

                                 (319) 297-8468

                             Frank A. Camp, Esquire

                    Transamerica Life Insurance Company
                            4333 Edgewood Road, N.E.
                         Cedar Rapids, Iowa  52499-0001
                    (Name and Address of Agent for Service)

                                    Copy to:

                         Frederick R. Bellamy, Esquire
                     Sutherland, Asbill and Brennan L.L.P.
                        1275 Pennsylvania Avenue, N.W.
                         Washington, D.C.  20004-2404

Title of Securities Being Registered:

Flexible Premium Variable Annuity Policies

                              ------------------------



                              ------------------------


It is proposed that this filing will become effective:

-----   immediately upon filing pursuant to paragraph (b) of Rule 485.

  X     on May 1, 2001 pursuant to paragraph (b) of Rule 485.
-----

        60 days after filing pursuant to paragraph (a)(1) of Rule 485
-----

        _______________ pursuant to paragraph (a)(1) of Rule 485
-----


If appropriate, check the following box:

                This post-effective amendment designates a new effective date
        ---
for a previously filed post-effective amendment.

                                                                      RETIREMENT
                                                                  INCOME BUILDER
                                                                VARIABLE ANNUITY

                                                                  Issued Through

                                                     RETIREMENT BUILDER VARIABLE
                                                                 ANNUITY ACCOUNT

                                                                              by

                                        TRANSAMERICA LIFE INSURANCE COMPANY

Prospectus

May 1, 2001

This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying funds. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the Retirement Income Builder Variable Annuity policy, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2001. Please call us at (800) 525-6205 or write us at: Transamerica Life Insurance Company, Financial Markets Division, Variable Annuity Department, 4333 Edgewood Road NE, Cedar Rapids, Iowa, 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. Information about the separate account can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the policies and the underlying funds:
 .  are not bank deposits
 .  are not federally insured
 .  are not endorsed by any bank or government agency
 .  are not guaranteed to achieve their goal
 .  are subject to risks, including loss of premium

This flexible premium annuity policy has many investment choices. There is a fixed account, which offers interest at rates that are guaranteed by Transamerica Life Insurance Company (Transamerica), formerly PFL Life Insurance Company; and fourteen underlying fund portfolios offered by the underlying funds listed below. You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the underlying fund portfolios.

MANAGED BY FIDELITY
MANAGEMENT & RESEARCH COMPANY:

Variable Insurance Products Fund
(VIP)--Initial Class
 Fidelity--VIP Money Market
 Fidelity--VIP High Income
 Fidelity--VIP Equity-Income
 Fidelity--VIP Growth
 Fidelity--VIP Overseas

Variable Insurance Products Fund II
(VIP II)--Initial Class
 Fidelity--VIP II Investment Grade Bond
 Fidelity--VIP II Asset Manager
 Fidelity--VIP II Asset Manager: Growth
 Fidelity--VIP II Index 500
 Fidelity--VIP II Contrafund(R)

Variable Insurance Products Fund III
(VIP III)--Initial Class
 Fidelity--VIP III Balanced
 Fidelity--VIP III Growth & Income
 Fidelity--VIP III Growth Opportunities
 Fidelity--VIP III Mid Cap

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                             TABLE OF CONTENTS                              Page
GLOSSARY OF TERMS..........................................................   3

SUMMARY....................................................................   4

ANNUITY POLICY FEE TABLE...................................................   8

EXAMPLES...................................................................  10

1. THE ANNUITY POLICY......................................................  12

2. PURCHASE................................................................  12
  Policy Issue Requirements................................................  12
  Premium Payments.........................................................  12
  Initial Premium Requirements.............................................  12
  Additional Premium Payments..............................................  13
  Maximum Total Premium Payments...........................................  13
  Allocation of Premium Payments...........................................  13
  Policy Value.............................................................  13

3. INVESTMENT CHOICES......................................................  13
  The Separate Account.....................................................  13
  The Fixed Account........................................................  14
  Transfers................................................................  14

4. PERFORMANCE.............................................................  15

5. EXPENSES................................................................  15
  Surrender Charges........................................................  16
  Excess Interest Adjustment...............................................  16
  Mortality and Expense Risk Fee...........................................  16
  Administrative Charges...................................................  17
  Premium Taxes............................................................  17
  Federal, State and Local Taxes...........................................  17
  Transfer Fee.............................................................  17
  Family Income Protector..................................................  17
  Beneficiary Earnings Enhancement Rider...................................  17
  Portfolio Fees and Expenses..............................................  17

6. ACCESS TO YOUR MONEY....................................................  17
  Surrenders...............................................................  17
  Delay of Payment and Transfers...........................................  18
  Excess Interest Adjustment...............................................  18

7.  ANNUITY PAYMENTS (THE INCOME PHASE)....................................  18
  Annuity Payment Options..................................................  19

8. DEATH BENEFIT...........................................................  20
  When We Pay A Death Benefit..............................................  20
  When We Do Not Pay A Death Benefit.......................................  20
  Amount of Death Benefit..................................................  21
  Guaranteed Minimum Death Benefit.........................................  21
  Adjusted Partial Surrender...............................................  22

9. TAXES...................................................................  22
  Annuity Policies in General..............................................  22
  Qualified and Nonqualified Policies......................................  22
  Surrenders--Qualified Policies...........................................  23
  Surrenders--403(b) Policies..............................................  23
  Diversification and Distribution Requirements............................  23
  Surrenders--Nonqualified Policies........................................  23
  Taxation of Death Benefit Proceeds.......................................  24
  Annuity Payments.........................................................  24
  Annuity Contracts Purchased by Nonresident Aliens And Foreign
   Corporations............................................................  24
  Transfers, Assignments or Exchanges of Policies..........................  25
  Possible Tax Law Changes.................................................  25
  Separate Account Charges.................................................  25

10. ADDITIONAL FEATURES....................................................  25
  Systematic Payout Option.................................................  25
  Family Income Protector..................................................  25
  Beneficiary Earnings Enhancement.........................................  28
  Nursing Care and Terminal Condition Withdrawal Option....................  29
  Unemployment Waiver......................................................  29
  Telephone Transactions...................................................  29
  Dollar Cost Averaging Program............................................  29
  Asset Rebalancing........................................................  31

11. OTHER INFORMATION......................................................  31
  Ownership................................................................  31
  Assignment...............................................................  31
  Transamerica Life Insurance Company......................................  31
  The Separate Account.....................................................  31
  Mixed and Shared Funding.................................................  31
  Exchanges and Reinstatements.............................................  32
  Voting Rights............................................................  32
  Distributor of the Policies..............................................  32
  Variations in Policy Provisions..........................................  33
  IMSA.....................................................................  33
  Legal Proceedings........................................................  33
  Financial Statements.....................................................  33

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION...............  33

APPENDIX A.................................................................  34
  Condensed Financial Information..........................................  34

APPENDIX B.................................................................  38
  Historical Performance Data..............................................  38

GLOSSARY OF TERMS

Accumulation Unit--An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value--The policy value increased or decreased by any excess interest adjustment.

Annuitant--The person during whose life any annuity payments involving life contingencies will continue.

Annuity Commencement Date--The date upon which annuity payments are to commence. The annuity commencement date may not be later than the last day of the policy month starting after the annuitant attains age 85, except as expressly allowed by Transamerica. In no event will this date be later than the last day of the month following the month in which the annuitant attains age
95. The annuity commencement date may have to be earlier for qualified policies.

Annuity Payment Option--A method of receiving a stream of annuity payments selected by the owner.

Cash Value--The adjusted policy value less any applicable surrender charge and any rider fees (imposed upon surrender).

Cumulative Free Percentage--The percentage (as applied to the policy value) which is available free of any surrender charge.

Excess Interest Adjustment--A positive or negative adjustment to amounts surrendered upon partial or full surrenders from the fixed account guaranteed period options, or to amounts applied to annuity payment options. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account--One or more investment choices under the policy that are part of Transamerica's general assets and are not in the separate account.

Guaranteed Period Options--The various guaranteed interest rate periods of the fixed account which Transamerica may offer and into which premium payments may be paid or amounts transferred.

Owner--The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner or a successor owner in the information given to us to issue a policy.

Policy Value--On or before the annuity commencement date, the policy value is equal to the owner's:
 .  premium payments; minus

 .  partial surrenders (including the net effect of any applicable excess interest adjustments and/or surrender charges on such surrenders); plus . interest credited in the fixed account; plus
 .  accumulated gains in the separate account; minus

 .  losses in the separate account; minus
 .  service charges, rider fees, premium taxes and transfer fees, if any.

Separate Account--The Retirement Income Builder Variable Annuity division of the Retirement Builder Variable Annuity Account, formerly PFL Retirement Builder Variable Annuity Account. The Retirement Builder Variable Annuity Account is a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"), to which premium payments under the policies may be allocated.

Subaccount--A subdivision within the separate account, the assets of which are invested in a specified portfolio of the underlying funds.

                            (Note: The SAI contains
                          a more extensive Glossary.)

SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1.THE ANNUITY POLICY

The flexible premium variable annuity policy offered by Transamerica Life Insurance Company (Transamerica, we, us or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: subaccounts of the separate account, and a fixed account of Transamerica. The policy is intended to accumulate money for retirement or other long-term investment purposes.

This policy offers fourteen subaccounts that are listed in Section 3. Each subaccount invests exclusively in shares of one of the portfolios of the underlying funds. The policy value depends on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that Transamerica guarantees. We guarantee to return your investment with interest credited for all amounts allocated to the fixed account.

The policy, like all deferred annuity policies, has two phases: the "accumulation phase" and the "income phase." During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you begin receiving regular payments from your policy. The money you can accumulate during the accumulation phase will largely determine the income payments you receive during the income phase.

2.PURCHASE

You can buy this policy with $2,000 or more under most circumstances. You can add as little as $50 at any time during the accumulation phase.

3.INVESTMENT CHOICES

You can allocate your premium payments to one or more of the following investment choices described in the underlying fund prospectuses:

Fidelity--VIP Money Market--Initial Class
Fidelity--VIP Equity-Income--Initial Class
Fidelity--VIP Growth--Initial Class
Fidelity--VIP High Income--Initial Class
Fidelity--VIP Overseas--Initial Class
Fidelity--VIP II Asset Manager--Initial Class
Fidelity--VIP II Investment Grade Bond--Initial Class
Fidelity--VIP II Asset Manager: Growth--Initial Class
Fidelity--VIP II Index 500--Initial Class
Fidelity--VIP II Contrafund(R)--Initial Class
Fidelity--VIP III Balanced--Initial Class
Fidelity--VIP III Growth & Income--Initial Class
Fidelity--VIP III Growth Opportunities--Initial Class
Fidelity--VIP III Mid Cap--Initial Class

Depending upon their investment performance, you can make or lose money in any of these subaccounts.

You can also allocate your premium payments to the fixed account.

You can transfer money between any of the investment choices within certain limits. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year.

4.PERFORMANCE

The value of the policy will vary up or down depending upon the investment performance of the subaccounts you choose. We provide performance information in Appendix B and in the SAI. This data does not indicate future performance.

5.EXPENSES

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.

We may deduct a surrender charge of up to 6.0% of premium payments surrendered within five years after the premium is paid. However, after the tenth policy year, no surrender charges apply, regardless of when you made your last premium payment. To calculate surrender charges, we consider the premium you paid to come out before any earnings.

Full surrenders and partial surrenders from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account.

We deduct daily mortality and expense risk fees and administrative charges of either 1.25% or 1.40% per year from the assets in each subaccount, depending on the guaranteed minimum death benefit you choose.

During the accumulation phase, we deduct an annual service charge of no more than $30 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.

We will deduct state premium taxes, which currently range from 0% to 3.50%, upon total surrender, payment of a death benefit, or when annuity payments begin.

If you elect the "family income protector" rider, there is an annual fee during the accumulation phase of 0.30% of the minimum annuitization value. If you receive annuity payments under the rider, then during the income phase there is a guaranteed payment fee at an annual rate of 1.25% of the daily net asset value in the separate account.

If you elect the beneficiary earnings enhancement rider, there is an annual rider fee during the accumulation phase of 0.25% of the policy value.

The value of the net assets of the variable subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.

6.ACCESS TO YOUR MONEY

You can take out $500 or more anytime during the accumulation phase (except under certain qualified policies). You may take out up to 10% of the policy value free of surrender charges each policy year. The amount that may be taken free of surrender charges is referred to as the cumulative free percentage. Any cumulative free percentage that is not taken in one year is carried forward and is available to be taken in the following policy year. Amounts surrendered in excess of the cumulative free percentage may be subject to a surrender charge and excess interest adjustment. You may also have to pay income tax and a tax penalty on any money you take out.

Access to amounts held in qualified policies may be restricted or prohibited.

You cannot take money out during the income phase (although you will generally be receiving annuity payments).

7. ANNUITY PAYMENTS (THE INCOME PHASE)

The policy allows you to receive income under one of five annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, the dollar amount of your payments may go up or down, (although an optional rider, the family income protector, guarantees a minimum amount for each payment).

You can not take money out during the income phase, although you will generally be receiving annuity payments.

8.DEATH BENEFIT

If you are both the owner and the annuitant and you die before the income phase begins, then your beneficiary will receive a death benefit.

Naming different persons as owner and annuitant can affect whether the death benefit is payable and to whom amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

When you purchase the policy, you may choose one of the following guaranteed minimum death benefits:
 . Return of Premium
 .  5% Annually Compounding
 .  Annual Step-Up

Charges are lower for the Return of Premium Death Benefit than they are for the other two.

After the policy is issued, the guaranteed minimum death benefit cannot be changed.

If the owner is not the annuitant, no death benefit is paid if the owner dies.

9. TAXES

Your earnings, if any, are generally not taxed until you take them out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. Under qualified policies, surrenders are prorated between taxable and nontaxable amounts. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the earnings. Payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income.

10. ADDITIONAL FEATURES

This policy has additional features that might interest you. These include the following:
 . You can arrange to have money automatically sent to you monthly, quarterly, semi-annually, or annually while your policy is in the accumulation phase. This feature is referred to as the "systematic payout option." Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.
 . You can elect an optional rider that guarantees you a minimum annuitization value. This feature is called the "family income protector." There is an extra charge for this rider.

 . You can elect an optional rider that pays an additional amount on top of the policy death benefit, in certain circumstances. This feature is called the "beneficiary earnings enhancement." There is an extra charge for this rider.

 . Under certain medically related circumstances, we will allow you to fully or partially surrender your policy value without a surrender charge and excess interest adjustment. This feature is called the "nursing care and terminal condition withdrawal option."

 . Under certain unemployment circumstances, you may surrender all or a portion of the policy value free of surrender charges and excess interest adjustments. This feature is called the "unemployment waiver."

 . You may generally make transfers and/or change the allocation of additional premium payments by telephone.

 . You can arrange to automatically transfer money monthly or quarterly from certain investment options into one or more subaccounts. This feature is known as "dollar cost averaging."
 . We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called "asset rebalancing."

These features are not available in all states, may vary by state, and may not be suitable for your particular situation.

11.OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive the policy), or whatever longer time may be permitted by state law. The amount of the refund will generally be the policy value. Transamerica will pay the refund within 7 days after it receives written notice of cancellation and the returned policy. The policy will then be deemed void.

No Probate. Usually, when the annuitant dies, the person you choose as your beneficiary will receive the death benefit under this policy without going through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment or if you cannot take the risk of losing the money that you put in.

There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, the family income protector and the beneficiary earnings enhancement rider, make this policy appropriate for your needs.

Financial Statements. Financial statements for Transamerica and the subaccounts are in the SAI. Condensed financial information for the subaccounts is in Appendix A to this prospectus.

12.INQUIRIES

If you need more information, please contact us at:

 Administrative and Service Office
 Financial Markets Division
 Variable Annuity Department

 Transamerica Life Insurance Company

 4333 Edgewood Road NE
 P.O. Box 3183
 Cedar Rapids, IA 52406-3183

You may check your policy at www.talife.com. Follow the logon procedures. You will need your pre-assigned Personal Identification Number ("PIN") to access information about your policy. We cannot guarantee that you will be able to access this site.

                            ANNUITY POLICY FEE TABLE
--------------------------------------------------------------------------------

Policy Owner Transaction Expenses

Separate Account Annual Expenses
  (as a percentage of average
         account value)
Mortality and Expense Risk
Fees(/5/)                         1.25%
Administrative Charge             0.15%
                                  -----
TOTAL SEPARATE ACCOUNT
 ANNUAL EXPENSES                  1.40%

-----------------------------------------
  Sales Load On
   Purchase Payments                    0
  Maximum Surrender
  Charge
  (as a % of Premium
   Payments
   Surrendered)(/1/)                   6%
  Annual Service
   Charge(/2/)          $0-$30 Per Policy
  Transfer Fee(/3/)                $0-$10
  Family Income
   Protector Rider
   Fee(/4/)                         0.30%
  Beneficiary Earnings
   Enhancement Rider
   Fee                              0.25%

--------------------------------------------------------------------------------

                      Portfolio Annual Expenses(/5/)

  (as a percentage of average net assets and after fee waivers and/or expense reimbursements)

--------------------------------------------------------------------------------

                                                                        Total
                                                                Rule  Portfolio
                                            Management  Other   12b-1  Annual
                                               Fees    Expenses Fees  Expenses
-------------------------------------------------------------------------------
  Fidelity--VIP MoneyMarket--Initial Class    0.27%     0.08%     --    0.35%
  Fidelity--VIP High Income--Initial Class    0.58%     0.10%     --    0.68%
  Fidelity--VIP Equity-Income--Initial
   Class(/7/)                                 0.48%     0.08%     --    0.56%
  Fidelity--VIP Growth--Initial Class(/7/)    0.57%     0.08%     --    0.65%
  Fidelity--VIP Overseas--Initial
   Class(/7/)                                 0.72%     0.17%     --    0.89%
  Fidelity--VIP II Investment Grade Bond--
   Initial Class                              0.43%     0.11%     --    0.54%
  Fidelity--VIP II Asset Manager--Initial
   Class                                      0.53%     0.08%     --    0.61%
  Fidelity--VIP II Contrafund(R)--Initial
   Class(/7/)                                 0.57%     0.09%     --    0.66%
  Fidelity--VIP II Asset Manager: Growth--
   Initial Class(/7/)                         0.58%     0.11%     --    0.69%
  Fidelity--VIP II Index 500--Initial
   Class(/8/)                                 0.24%     0.04%     --    0.28%
  Fidelity--VIP III Balanced--Initial
   Class(/7/)                                 0.43%     0.15%     --    0.58%
  Fidelity--VIP III Growth Opportunities--
   Initial Class(/7/)                         0.58%     0.10%     --    0.68%
  Fidelity--VIP III Growth & Income--
   Initial Class(/7/)                         0.48%     0.10%     --    0.58%
  Fidelity--VIP III Mid Cap--Initial
   Class(/7/)                                 0.57%     0.17%     --    0.74%

(/1/) The surrender charge is decreased based on the number of years since the premium payment was made, from 6% in the year in which the premium payment was made to 0% in the sixth year after the premium payment was made. However, after the tenth policy year, no surrender charges apply, regardless of when you made your last premium payment. If applicable, a surrender charge will only be applied to surrenders that exceed the amount available under certain listed exceptions. The surrender charge, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account.

(/2/) The service charge is the lesser of $30 or 2% of the policy value. It applies to both the fixed account and the separate account, and is assessed on a pro rata basis relative to each account's policy value as a percentage of the policy's total policy value.

(/3/) The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. There is no fee for the first 12 transfers per year. For additional transfers, Transamerica may charge a fee of $10 per transfer, but currently does not charge for any transfers.

(/4/) The annual rider fee is 0.30% of the minimum annuitization value and is deducted only during the accumulation phase. If you annuitize under the rider, a guaranteed payment fee is deducted. See Section 5, Expenses.

(/5/) The mortality and expense risk fee shown (1.25%) is for the "5% Annually
      Compounding Death Benefit" and the "Annual Step-Up Death Benefit." This reflects a fee that is 0.15% higher than the 1.10% corresponding fee for the "Return of Premium Death Benefit."

(/6/) The fee table information relating to the underlying funds was provided to Transamerica by the underlying funds, their investment advisers or managers, and Transamerica has not and cannot independently verify the accuracy or completeness of such information. Therefore, Transamerica disclaims any and all liability for such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

(/7/) Total Portfolio Annual Expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying underlying fund prospectus for details.

(/8/) Fidelity Management & Research Company agreed to reimburse a portion of Index 500 Portfolio's expenses during the period. The expenses presented in the table are shown with this reimbursement. Without this reimbursement, the Portfolios' management fee, other expenses and total expenses would have been: 0.24%, 0.09%, and 0.33%.

EXAMPLES--TABLE A

You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, assuming the entire policy value is in the applicable subaccount, and assuming no optional riders have been selected:

The expenses reflect different mortality and expense risk fees depending on which death benefit you select:
A = Return of Premium Death Benefit (1.10% charge)
B = 5% Annually Compounding Death Benefit or the Annual Step-Up Death Benefit (1.25% charge)

                                                             If the policy is
                                                         annuitized at the end of
                                    If the policy is       the applicable time
                                 surrendered at the end  period or if the policy
                                 of the applicable time      is still in the
                                        period.            accumulation phase.
                                   ----------------------------------------------
                                  1      3     5    10     1      3     5    10
  Subaccounts                    Year  Years Years Years  Year  Years Years Years
---------------------------------------------------------------------------------
  Fidelity--VIP Money
   Market                     A  $71   $ 93  $ 99  $197   $17    $52  $ 90  $197
                                -------------------------------------------------
   Initial Class              B  $72   $ 97  $107  $213   $18    $57  $ 98  $213
---------------------------------------------------------------------------------
  Fidelity--VIP High
   Income                     A  $74   $103  $116  $232   $20    $63  $108  $232
                                -------------------------------------------------
   Initial Class              B  $76   $108  $124  $248   $22    $67  $115  $248
---------------------------------------------------------------------------------
  Fidelity--VIP Equity-
   Income                     A  $73   $ 99  $110  $220   $19    $59  $101  $220
                                -------------------------------------------------
   Initial Class              B  $74   $104  $117  $235   $21    $63  $109  $235
---------------------------------------------------------------------------------
  Fidelity--VIP Growth        A  $74   $102  $114  $229   $20    $62  $106  $229
                                -------------------------------------------------
   Initial Class              B  $75   $107  $122  $245   $21    $66  $114  $245
---------------------------------------------------------------------------------
  Fidelity--VIP Overseas      A  $76   $109  $127  $254   $22    $69  $118  $254
                                -------------------------------------------------
   Initial Class              B  $78   $114  $134  $269   $24    $73  $126  $269
---------------------------------------------------------------------------------
  Fidelity--VIP II
   Investment Grade Bond      A  $73   $ 99  $109  $217   $19    $58  $100  $217
                                -------------------------------------------------
   Initial Class              B  $74   $103  $116  $233   $20    $63  $108  $233
---------------------------------------------------------------------------------
  Fidelity--VIP II Asset
   Manager                    A  $73   $101  $112  $225   $20    $60  $104  $225
                                -------------------------------------------------
   Initial Class              B  $75   $105  $120  $240   $21    $65  $112  $240
---------------------------------------------------------------------------------
  Fidelity--VIP II Asset
   Manager: Growth            A  $74   $103  $116  $233   $20    $63  $108  $223
                                -------------------------------------------------
   Initial Class              B  $76   $108  $124  $249   $22    $67  $116  $249
---------------------------------------------------------------------------------
  Fidelity--VIP II
   Contrafund(R)              A  $74   $102  $115  $230   $20    $62  $106  $230
                                -------------------------------------------------
   Initial Class              B  $75   $107  $123  $246   $22    $67  $114  $246
---------------------------------------------------------------------------------
  Fidelity--VIP II Index
   500                        A  $70   $ 90  $ 95  $189   $16    $50  $ 87  $189
                                -------------------------------------------------
   Initial Class              B  $72   $ 95  $103  $206   $18    $55  $ 95  $206
---------------------------------------------------------------------------------
  Fidelity--VIP III
   Balanced                   A  $73   $100  $111  $222   $19    $60  $102  $222
                                -------------------------------------------------
   Initial Class              B  $75   $104  $118  $237   $21    $64  $110  $237
---------------------------------------------------------------------------------
  Fidelity--VIP III Growth
   Opportunities              A  $74   $103  $116  $232   $20    $63  $108  $232
                                -------------------------------------------------
   Initial Class              B  $76   $108  $124  $248   $22    $67  $115  $248
---------------------------------------------------------------------------------
  Fidelity--VIP III Growth
   & Income                   A  $73   $100  $111  $222   $19    $60  $102  $222
                                -------------------------------------------------
   Initial Class              B  $75   $104  $118  $237   $21    $64  $110  $237
---------------------------------------------------------------------------------
  Fidelity--VIP III Mid
   Cap                        A  $75   $105  $119  $238   $21    $64  $111  $238
                                -------------------------------------------------
   Initial Class              B  $76   $109  $127  $254   $22    $69  $118  $254

EXAMPLES--TABLE B

You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, assuming the entire policy value is in the applicable subaccount, and assuming both the family income protector rider and the beneficiary earnings enhancement rider have been selected:

The expenses reflect different mortality and expense risk fees depending on which death benefit you select:
A =Return of Premium Death Benefit (1.10% charge)
B =5% Annually Compounding Death Benefit or the Annual Step-Up Death Benefit (1.25% charge)

                                                             If the policy is
                                                         annuitized at the end of
                                    If the policy is       the applicable time
                                 surrendered at the end  period or if the policy
                                 of the applicable time      is still in the
                                        period.            accumulating phase.
                                   ----------------------------------------------
                                  1      3     5    10     1      3     5    10
  Subaccounts                    Year  Years Years Years  Year  Years Years Years
---------------------------------------------------------------------------------
  Fidelity--VIP Money
   Market                    A   $76   $110  $129  $262   $23    $70  $120  $262
                                -------------------------------------------------
   Initial Class             B   $78   $115  $137  $277   $24    $75  $128  $277
---------------------------------------------------------------------------------
  Fidelity--VIP High
   Income                    A   $80   $121  $146  $295   $26    $80  $137  $295
                                -------------------------------------------------
   Initial Class             B   $81   $125  $153  $310   $27    $84  $145  $310
---------------------------------------------------------------------------------
  Fidelity--VIP Equity-
   Income                    A   $79   $117  $140  $283   $25    $76  $131  $283
                                -------------------------------------------------
   Initial Class             B   $80   $122  $147  $298   $26    $81  $139  $298
---------------------------------------------------------------------------------
  Fidelity--VIP Growth       A   $79   $120  $144  $292   $26    $79  $136  $292
                                -------------------------------------------------
   Initial Class             B   $81   $124  $152  $307   $27    $84  $143  $307
---------------------------------------------------------------------------------
  Fidelity--VIP Overseas      A  $82   $127  $156  $316   $28    $86  $148  $316
                                -------------------------------------------------
   Initial Class             B   $83   $132  $164  $331   $29    $91  $155  $331
---------------------------------------------------------------------------------
  Fidelity--VIP II
   Investment Grade Bond     A   $78   $116  $139  $281   $24    $76  $130  $281
                                -------------------------------------------------
   Initial Class             B   $80   $121  $146  $296   $26    $80  $138  $296
---------------------------------------------------------------------------------
  Fidelity--VIP II Asset
   Manager                   A   $79   $118  $142  $288   $25    $78  $134  $288
                                -------------------------------------------------
   Initial Class             B   $81   $123  $150  $303   $27    $82  $141  $303
---------------------------------------------------------------------------------
  Fidelity--VIP II Asset
   Manager: Growth           A   $80   $121  $146  $296   $26    $80  $138  $296
                                -------------------------------------------------
   Initial Class             B   $81   $125  $154  $311   $28    $85  $145  $311
---------------------------------------------------------------------------------
  Fidelity--VIP II
   Contrafund(R)             A   $80   $120  $145  $293   $26    $79  $136  $293
                                -------------------------------------------------
   Initial Class             B   $81   $125  $152  $308   $27    $84  $144  $308
---------------------------------------------------------------------------------
  Fidelity--VIP II Index
   500                       A   $76   $108  $125  $254   $22    $68  $117  $254
                                -------------------------------------------------
   Initial Class             B   $77   $113  $133  $270   $23    $72  $125  $270
---------------------------------------------------------------------------------
  Fidelity--VIP III
   Balanced                  A   $79   $118  $141  $285   $25    $77  $132  $285
                                -------------------------------------------------
   Initial Class             B   $80   $122  $148  $300   $26    $81  $140  $300
---------------------------------------------------------------------------------
  Fidelity--VIP III Growth
   Opportunities             A   $80   $121  $146  $295   $26    $80  $137  $295
                                -------------------------------------------------
   Initial Class             B   $81   $125  $153  $310   $27    $84  $145  $310
---------------------------------------------------------------------------------
  Fidelity--VIP III Growth
   & Income                  A   $79   $118  $141  $285   $25    $77  $132  $285
                                -------------------------------------------------
   Initial Class             B   $80   $122  $148  $300   $26    $81  $140  $300
---------------------------------------------------------------------------------
  Fidelity--VIP III Mid
   Cap                       A   $80   $122  $149  $301   $27    $82  $140  $301
                                -------------------------------------------------
   Initial Class             B   $82   $127  $156  $316   $28    $86  $148  $316

Table A and Table B will assist you in understanding the costs and expenses that you will bear, directly or indirectly. These include the year 2000 expenses of the underlying fund portfolios, including any fee waivers and/or expense reimbursements (said fee waivers and expense reimbursements are assumed to continue throughout the period shown in the examples). In addition to the expenses listed above, premium taxes may be applicable.

The examples should not be considered a representation of past or future expenses, and actual expenses may be greater or lesser than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than the assumed rate.

In these examples, the annual $30 service charge is reflected as a charge of 0.0636% based on an average policy value of $47,175 (as of December 31, 2000).

1.THE ANNUITY POLICY

This prospectus describes the Retirement Income Builder Variable Annuity policy offered by Transamerica Life Insurance Company.

An annuity is a policy between you, the owner, and an insurance company (in this case Transamerica), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After the annuity commencement date, your annuity switches to the income phase.

The policy is a flexible premium variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes.

The policy is a "flexible premium" policy because after you purchase it, you can generally make additional investments of any amount of $50 or more, until the annuity commencement date. But you are not required to make any additional investments.

The policy is a "variable" annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the variable portion of the policy, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. You could lose the amount you allocate to the variable portion. The amount of annuity payments you receive during the income phase from the variable annuity portion of your policy also depends upon the investment performance of your investment choices for the income phase. However, if you annuitize under the family income protector rider, then Transamerica will guarantee a minimum amount of your annuity payments. There is an extra charge for this rider.

The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

2.PURCHASE

Policy Issue Requirements

Transamerica will not issue a policy unless:

 .  Transamerica receives all information needed to issue the policy;

 .  Transamerica receives a minimum initial premium payment; and

 .  The annuitant, owner, and any joint owner are age 85 or younger.

We reserve the right to reject any application or premium payment.

Premium Payments

You should make checks for premium payments payable only to Transamerica Life Insurance Company and send them to the administrative and service office. Your check must be honored in order for Transamerica to pay any associated payments and benefits due under the policy.

Initial Premium Requirements

The initial premium payment for most policies must be at least $2,000. There is no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you let us keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your policy is the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

You could lose the amount you allocate to the variable portion.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information. Additional premium payments must be received before the New York Stock Exchange closes to get same-day pricing of the additional premium payment.

Maximum Total Premium Payments

We allow premium payments up to a total of $1,000,000 without prior approval.

Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

If you allocate your premium payment to the dollar cost averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.

You may change allocations for future additional premium payments by sending us written instructions or by telephone, subject to the limitations described below under "Telephone Transactions." The allocation change will apply to premium payments received after the date we receive the change request.

Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of trading on the New York Stock Exchange on each business day and ends at the close of trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. eastern time. Holidays are generally not business days.

3. INVESTMENT CHOICES

The Separate Account

The Retirement Income Builder Variable Annuity separate account currently consists of fourteen subaccounts.

The subaccounts invest in shares of the underlying fund portfolios. Fidelity Management & Research Company provides investment advice and administrative services for all of the underlying fund portfolios offered through this policy. The following investment choices are currently offered through this policy:

VARIABLE INSURANCE PRODUCTS FUND (VIP)--INITIAL CLASS
 Fidelity--VIP Money Market Portfolio
 Fidelity--VIP High Income Portfolio
 Fidelity--VIP Equity-Income Portfolio
 Fidelity--VIP Growth Portfolio
 Fidelity--VIP Overseas Portfolio

VARIABLE INSURANCE PRODUCTS FUND II (VIP II)--INITIAL CLASS:
 Fidelity--VIP II Investment Grade Bond Portfolio
 Fidelity--VIP II Asset Manager Portfolio
 Fidelity--VIP II Asset Manager: Growth Portfolio
 Fidelity--VIP II Index 500 Portfolio
 Fidelity--VIP II Contrafund(R) Portfolio

VARIABLE INSURANCE PRODUCTS FUND III (VIP III)--INITIAL CLASS:
 Fidelity--VIP III Balanced Portfolio
 Fidelity--VIP III Growth & Income Portfolio
 Fidelity--VIP III Growth Opportunities Portfolio
 Fidelity--VIP III Mid Cap Portfolio

The general public may not purchase shares of these underlying fund portfolios. The investment objectives and policies may be similar to other portfolios and underlying funds managed by the same investment adviser or manager that are sold directly to the public. You should not expect that the investment results of these underlying fund portfolios to be the same as those of other portfolios or underlying funds.

More detailed information, including an explanation of the portfolios' investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which are attached to this prospectus. You should read the prospectuses for each of the underlying fund portfolios carefully before you invest.

We may receive expense reimbursements or other revenues from the underlying funds or their managers. The amount of these reimbursements or revenues, if any, may be substantial and may be different for different funds or portfolios, and may be based on the amount of assets that Transamerica or the separate account invests in the underlying fund portfolios.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. See the SAI for more information concerning the possible addition, deletion or substitution of investments.

The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of Transamerica's general account. Interests in the general account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Transamerica has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus which relate to the fixed account.

We guarantee that the interest credited to the fixed account will not be less than 3% per year. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders from a guaranteed period option of the fixed account may be subject to an excess interest adjustment. This adjustment will also be to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. Upon full surrender the excess interest adjustment will not decrease the interest credited to the guaranteed period options of your policy below 3% per year, however. You bear the risk that we will not credit interest greater than 3% per year. We determine credited rates, which are guaranteed for at least one year, in our sole discretion.

If you select the fixed account, your money will be placed with Transamerica's other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

Transfers

During the accumulation phase, you may make transfers to or from any subaccount or to the fixed account as often as you wish within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited to the following:

 . Transfers at the end of a guaranteed period, if you notify us within 30 days prior to the end of the guaranteed period that you wish to transfer the amount in the guaranteed period option to another investment choice. No excess interest adjustment will apply.
 . Transfers of amounts equal to interest credited on a monthly, quarterly, semi-annual or annual basis. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.

Otherwise, you cannot transfer out of the guaranteed periods of the fixed account.

There are no transfers permitted out of the dollar cost averaging fixed account option except through the dollar cost averaging program.

Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfers must be received while the New York Stock Exchange is open to get same-day pricing of the transaction.

During the income phase, you may transfer values out of any subaccount up to four times per policy year. However, you cannot transfer values out of the fixed account in this phase. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Transfers may be made by telephone, subject to the limitations described below under "Telephone Transactions."

Currently, there is no charge for transfers and generally no limit on the number of transfers during the accumulation phase. However, in the future, the number of transfers permitted may be limited and a $10 charge per transfer may apply.

During the accumulation phase we reserve the right to prohibit transfers to the fixed account if we are crediting an effective annual interest rate of 3.0% (the guaranteed minimum).

The policy you are purchasing was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such transfers may be disruptive to an underlying fund portfolio. We reserve the right to reject any premium payment or transfer request from any person, if, in our judgment, an underlying fund portfolio would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise be potentially adversely affected or if an underlying portfolio would reject our purchase order. We may impose other restrictions on transfers or even prohibit any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege.

4. PERFORMANCE

Transamerica may periodically advertise performance of the various investment portfolios. We may disclose at least three different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges or any optional rider fees. The deduction of any applicable premium taxes, surrender charges or any optional rider fees would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees, administrative charges and surrender charges.

Third, in addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the separate account.

We also may, from time to time, include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

Appendix B contains performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and future results will not be the same as the results shown.

5. EXPENSES

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Surrender Charges

During the accumulation phase, you can surrender part or all of the cash value. Cash value is the adjusted policy value, less any applicable surrender charge and less any rider fees (imposed upon surrender). We may deduct a surrender charge to compensate us for expenses relating to policy sales, including commissions to registered representatives and other promotional expenses.

You can surrender up to 10% of your policy value (measured at the time of surrender) each year free of surrender charges. This free amount is cumulative and is referred to as the cumulative free percentage and is determined at the time of the surrender. If you surrender money in excess of the cumulative free percentage, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.

The following schedule shows the surrender charges that apply during the five years following each premium payment:

  Number of
    Years
    Since
   Premium      Surrender Charge
   Payment    (as a percentage of
    Date      premium surrendered)
----------------------------------
     0-1               6%
----------------------------------
     1-2               6%
----------------------------------
     2-3               6%
----------------------------------
     3-4               4%
----------------------------------
     4-5               2%
----------------------------------
  5 or more            0

For example, assume your policy value is $100,000 at the beginning of policy year 2 and you surrender $30,000. Since that amount is more than your cumulative free percentage of 20% that is available at that time, you would pay a surrender charge of $600 on the remaining $10,000 (6% of $30,000-$20,000).

Likewise, assume your policy value is $80,000 (premium payments $100,000) at the beginning of policy year 2 and you surrender your policy. You would pay a surrender charge of $5,040 [6% of ($100,000--($80,000 x 20%))].

After the tenth policy year, no surrender charges apply, regardless of when you made your last premium payment.

You receive the full amount of a requested partial surrender because we deduct any surrender charge and any applicable excess interest adjustment from your remaining policy value. You receive your cash value upon full surrender.

For surrender charge purposes, the oldest premium is considered to be surrendered first, and premiums are deemed to be withdrawn before any earnings.

Keep in mind that surrenders may be taxable, and if made before age 59 1/2, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from earnings first. Under qualified policies, surrenders are prorated between taxable and nontaxable amounts.

Surrender charges are waived if you surrender under the nursing care and terminal condition withdrawal option or the unemployment waiver.

Excess Interest Adjustment

Full and partial surrenders of cash value from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum of 3% per year. This adjustment may also apply to amounts applied to an annuity payment option.

Mortality and Expense Risk Fee

We charge a daily fee as compensation for bearing certain mortality and expense risks under the policy. Examples include a guarantee of annuity rates, the death benefits, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy. For the Return of Premium Death Benefit the daily mortality and expense risk fee is at an annual rate of 1.10% of assets. During the accumulation phase, for the 5% Annually Compounding Death Benefit and the Annual Step-Up Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.25% of assets. During the income phase, the daily mortality and expense risk fee for these benefits is at an annual rate of 1.10% of assets. This fee is assessed daily based on the net asset value of each subaccount.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use our profit or surplus for any proper purpose, including distribution expenses.

Administrative Charges

We deduct an administrative charge to cover the costs of administering the policies. This daily charge is equal to an annual rate of 0.15% of the daily net asset value of the separate account.

In addition, an annual service charge of $30 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.

Premium Taxes

Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:
 .  you begin receiving annuity payments;
 .  you surrender the policy; or
 .  you die and a death benefit is paid.

Generally, premium taxes range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Transfer Fee

Currently there is no charge for transfers. However, if you make more than 12 transfers per year before the annuity commencement date, we reserve the right to charge $10 for each additional transfer. Premium payments, asset rebalancing and dollar cost averaging transfers are not considered transfers. All transfer requests made at the same time are treated as a single request.

Family Income Protector

If you elect the family income protector, there is an annual rider fee during the accumulation phase of 0.30% of the minimum annuitization value, and a guaranteed payment fee during the income phase at an annual rate of 1.25% of the daily net asset value if you annuitize under the rider. The annual rider fee is also deducted upon a complete surrender.

Beneficiary Earnings Enhancement Rider

If you elect the beneficiary earnings enhancement rider, there is an annual rider fee during the accumulation phase of 0.25% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider (once we have received all necessary regulatory approvals) during the accumulation phase. The rider fee is deducted pro rata from each investment choice.

Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund. A list of these expenses is found in the "Fee Table" section of this prospectus. See the prospectuses for the underlying funds for more information.

6. ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in two ways:

 .   by making a surrender (either a complete or partial surrender); or
 .  by taking systematic payouts.

Surrenders

If you take a complete surrender, you will receive:
 .  the value of your policy; plus or minus
 .  any excess interest adjustment; minus:

 . any applicable surrender charges, premium taxes, service charges and family income protector and beneficiary earnings enhancement rider fees.

If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the policy value.

You may take out up to 10% of the policy value free of surrender charges each policy year. The free amount is cumulative so any free amount not taken one year is available to be taken the following year free of surrender charges.

Remember that any surrender you take will reduce the policy value, and might reduce the amount of the death benefit. See Section 8, Death Benefit, for more details. A surrender may also reduce other benefits.

Surrenders may be subject to a surrender charge. Surrenders from the fixed account may also be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make. Surrenders from qualified policies may be restricted or prohibited.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either complete or partial.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven business days from the date Transamerica receives all required information. Transamerica may defer such payment from the separate account if:
 .  the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted; or . an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
 .  the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium check has cleared your bank.

Excess Interest Adjustment

Money that you surrender from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in a guaranteed period option of the fixed account) may be subject to an excess interest adjustment. At the time you request a surrender (either full or partial), if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value on surrenders. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrenders.

There will be no excess interest adjustment on any of the following:
 .  nursing care and terminal condition withdrawals;

 .  unemployment surrenders;

 .  surrenders of cumulative interest credited;

 . surrenders to satisfy any minimum distribution requirements; and . systematic payout option payments, which do not exceed the cumulative interest credited.

Please note that in these circumstances, you will not receive a higher cash value if interest rates have fallen, nor will you receive a lower cash value if interest rates have risen.

The excess interest adjustment may be made on amounts applied to an annuity payment option.

7. ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us written notice 30 days before the current annuity commencement date. The new annuity commencement date must be at least 30 days after we receive notice of the change. The latest annuity commencement date generally cannot be after the policy month following the month in which the annuitant attains age 85. We may allow a later annuity commencement date, but in no event will that date be later than the last day of the policy month following the month in which the annuitant attains age 95. The earliest annuity commencement date is 30 days after you purchase your policy.

Election of Annuity Payment Option. Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the beneficiary may elect to receive the death benefit in a lump sum or under one of the annuity payment options (unless you become the new annuitant).

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant's death, the beneficiary will receive any remaining guaranteed payments.

Annuity Payment Options

The policy provides five annuity payment options that are described below. You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments. If the adjusted policy value on the annuity commencement date is less than $2,000, Transamerica reserves the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

Unless you choose to receive variable payments under annuity payment options 3 or 5, the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments under payment options 3 and 5. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s) that you select.

The dollar amount of each variable payment after the first may increase, decrease or remain constant. If the actual investment performance exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance is lower than the assumed investment return, the amount of the variable annuity payments would decrease. These changes may only occur on an annual basis if you receive stabilized payments under the family income protector.

A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin. The annuity payment options are explained below. Options 1, 2, and 4 are fixed only. Options 3 and 5 can be fixed or variable.

Payment Option 1--Interest Payments. We will pay the interest on the amount we use to provide annuity payments in equal payments, or this amount may be left to accumulate for a period of time you and Transamerica agree to. You and Transamerica will agree on surrender rights when you elect this option.

Payment Option 2--Income for a Specified Period. We will make level payments only for the fixed period you choose. No funds will remain at the end of the period.

Payment Option 3--Life Income. You may choose between:

 . No Period Certain (fixed or variable)--Payments will be made only during the annuitant's lifetime.

 . 10 Years Certain (fixed or variable)--Payments will be made for the longer of the annuitant's lifetime or ten years.

 . Guaranteed Return of Policy Proceeds (fixed only)--Payments will be made for the longer of the annuitant's lifetime or until the total dollar amount of payments we made to you equals the amount applied to this option.

Payment Option 4--Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

Payment Option 5--Joint and Survivor Annuity. You may choose between:

 . No Period Certain (fixed or variable)--Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Other annuity payment options may be arranged by agreement with Transamerica. Certain annuity payment options may not be available in all states.

NOTE CAREFULLY:

IF:

 .  you choose Life Income with No Period Certain or a Joint and Survivor
   Annuity with No Period Certain; and
 .  the annuitant(s) dies before the date of the second (third, fourth, etc.)
   annuity payment;
THEN:
 .  we may make only one (two, three, etc.) annuity payments.

IF:
 .  you choose Income for a Specified Period, Life Income with 10 years Certain,
   Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
 .  the person receiving payments dies prior to the end of the guaranteed period;
THEN:
 . the remaining guaranteed payments will be continued to that person's beneficiary, or their present value may be paid in a single sum.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The person receiving payments is responsible for keeping Transamerica informed of their current address.

8.DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase and the annuitant was also an owner. (If the annuitant was not an owner, a death benefit may or may not be paid. See below.) The beneficiary may choose an annuity payment option, or may choose to receive a lump sum.

When We Pay A Death Benefit

Before the Annuity Commencement Date
We will pay a death benefit to your beneficiary IF:
 . you are both the annuitant and the owner of the policy; and . you die before the annuity commencement date.

If the only beneficiary is your surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit. All future surrender charges will be waived.

We will also pay a death benefit to your beneficiary IF:
 .  you are not the annuitant; and
 . the annuitant dies before the annuity commencement date; and . you specifically requested that the death benefit be paid upon the annuitant's death.

Distribution requirements apply to the policy value upon the death of any owner. These requirements are detailed in the SAI.

After the Annuity Commencement Date
The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:
 .  you are not the annuitant; and
 . you die on or after the annuity commencement date; and . the entire interest in the policy has not been paid to you;
THEN:
 . the remaining portion of such interest in the policy will be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

When We Do Not Pay A Death Benefit

No death benefit is paid in the following cases:

IF:
 .  you are not the annuitant; and
 .  the annuitant dies prior to the annuity commencement date; and

 .  you did not specifically request that the death benefit be paid upon the annuitant's death;
THEN:
 .  you will become the new annuitant and the policy will continue.

IF:
 .  you are not the annuitant; and
 .  you die prior to the annuity commencement date;
THEN:

 . the new owner (unless it is your spouse) must generally surrender the policy within five years of your death for the adjusted policy value minus any applicable rider fee.

NOTE CAREFULLY:

If the owner does not name a contingent owner, the owner's estate will become the new owner. If no probate estate is opened (because, for example, the owner has precluded the opening of a probate estate by means of a trust or other instrument), and Transamerica has not received written notice of the trust as a successor owner signed prior to the owner's death, then that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent owner is named in a written notice Transamerica receives.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option you chose when you bought the policy. The death benefit will be the greatest of:
 . policy value on the date we receive the required information; or . cash value on the date we receive the required information (this could be more than the policy value if there is a positive excess interest adjustment that exceeds the surrender charge); or

 . guaranteed minimum death benefit (discussed below), plus premium payments, less partial surrenders from the date of death to the date the death benefit is paid.

Guaranteed Minimum Death Benefit

On the policy application, you generally may choose one of the three guaranteed minimum death benefit options listed below.

After the policy is issued, you cannot make an election and the death benefit cannot be changed.

A.Return of Premium Death Benefit

  The Return of Premium Death Benefit is the total premium payments, less any adjusted partial surrenders (discussed below) as of the date of death.

  The Return of Premium Death Benefit will be in effect if you do not choose one of the other options on the policy application.

B.5% Annually Compounding Death Benefit

  The 5% Annually Compounding Death Benefit is total premium payments, less any adjusted partial surrenders, plus interest at an effective annual rate of 5% from the premium payment date or surrender date to the date of death (but not later than your 81st birthday).

  The 5% Annually Compounding Death Benefit is not available if the owner or annuitant is 81or older on the policy date.

  There is an extra charge for this death benefit.

C.Annual Step-Up Death Benefit

  On each policy anniversary before your 81st birthday, a new "stepped-up" death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. The death benefit is equal to:

  . the largest policy value on the policy date or on any policy anniversary before the earlier of the date of death for the owner's 81st birthday; plus

  .  any premium payments you have made since that date; minus

  .  any adjusted partial surrenders we have paid to you since that date.

  The Annual Step-Up Death Benefit is not available if the owner or annuitant is 81 or older on the policy date.

  There is an extra charge for this death benefit.

IF, under all three death benefit options:
 .  the surviving spouse elects to continue the policy instead of receiving the death benefit; and
 .  the guaranteed minimum death benefit is greater than the policy value;

THEN:

 . we will increase the policy value to be equal to the guaranteed minimum death benefit. This increase is made only at the time the surviving spouse elects to continue the policy, and the guaranteed minimum death benefit will continue as applicable.

Adjusted Partial Surrender

When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of the surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments. We have included a detailed explanation of this adjustment in the SAI. This is referred to as "adjusted partial withdrawal' in your policy.

9.TAXES

NOTE: Transamerica has prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. Transamerica has included an additional discussion regarding taxes in the SAI.

Annuity Policies in General

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities. Simply stated, these rules provide that generally you will not be taxed on the earnings, if any, on the money held in your annuity policy until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of policy--qualified or nonqualified (discussed below).

You will generally not be taxed on increases in the value of your policy until a distribution occurs--either as a surrender or as annuity payments.

When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes.

Qualified and Nonqualified Policies

If you purchase the policy under an individual retirement annuity, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy.

Qualified policies are issued in connection with the following plans:
 . Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the contract. A Roth IRA also allows individuals to make contributions to the contract, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.
 . Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the contract on a pre-tax basis.
 . Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the contract on a pre-tax basis.

 . Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the contract.

The policy contains death benefit features that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because the death benefit may exceed this limitation, anyone using the policy in connection with such plans should consult their tax adviser. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit provision, such as the provisions in the contract, comports with IRA qualification requirements.

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

Surrenders--Qualified Policies

The information herein describing the taxation of nonqualified policies does not apply to qualified policies.

There are special rules that govern with respect to qualified policies. Generally, these rules restrict:
 . the amount that can be contributed to the policy during any year; and . the time when amounts can be paid from the policies.

In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policies. We have provided more information in the SAI.

You should consult your legal counsel or tax adviser if you are considering purchasing a policy for use with any retirement plan.

Surrenders--403(b) Policies

The Internal Revenue Code limits surrender from certain 403(b) policies. Surrenders can generally only be made when an owner:
 .  reaches age 59 1/2;
 .  leaves his/her job;
 .  dies;
 .  becomes disabled (as that term is defined in the Internal Revenue Code); or

 . declares hardship. However, in the case of hardship, the owner can only surrender the premium payments and not any earnings.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity policy. The policy must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity policy. These diversification and distribution requirements are discussed in the SAI. Transamerica may modify the policy to attempt to maintain favorable tax treatment.

Surrenders--Nonqualified Policies

If you make a surrender from a nonqualified policy your policy before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from earnings and then from your premium payments. When you make a surrender you are taxed on the amount of the surrender that is earnings. (The excess interest adjustment resulting from the surrender may affect the amount on which you are taxed. You should consult a tax advisor if a surrender results in an excess interest adjustment.) If you make a full surrender, you are generally taxed on the amount that your surrender proceeds exceeds the "investment in the contract," which is generally your premiums paid (adjusted for any prior surrenders that came out of premiums). Different rules apply for annuity payments. See "Annuity Payments" below.

The Internal Revenue Code also provides that surrendered earnings may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty. They include any amounts:
 .  paid on or after the taxpayer reaches age 59 1/2;
 .  paid after an owner dies;
 .  paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);
 .  paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
 .  paid under an immediate annuity; or
 .  which come from premium payments made prior to August 14, 1982.

All non-qualified deferred annuity policies that are issued by Transamerica (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distributions occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of an owner or the annuitant. Generally, such amounts should be includable in the income of the recipient:
 .  if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or
 . if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:
 . Fixed payments--by dividing the "investment in the contract" on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.
 . Variable payments--by dividing the "investment in the contract" on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If you select more than one annuity payment option, special rules govern the allocation of the policy's entire "investment in the contract" to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option. If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the "investment in the contract" as of the annuity commencement date, over the aggregate amount of annuity payments received that was excluded from gross income, is generally allowable as a deduction for your last taxable year.

It is unclear whether stabilized annuity payments under the family income protector rider should be treated as fixed annuity payments or variable annuity payments for federal income tax purposes. You should consult a tax advisor on this issue.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. You should consult a tax adviser with respect to legal developments and their effect on the policy.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with the beneficiary earnings enhancement rider as a taxable withdrawal, which might also be subject to a tax penalty if the withdrawal occurs prior to age 59 1/2. Although we do not believe that the fees associated with the beneficiary earnings enhancement rider or any other optional benefit provided under the policy should be treated as taxable withdrawals you should consult your tax advisor prior to selecting any optional benefit under the policy.

10. ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular payments from your policy by using the systematic payout option. Under this option, you can receive up to 10% (annually) of your policy's value free of surrender charges. Payments can be made monthly, quarterly, semi-annually, or annually. Each payment must be at least $50, and cannot exceed 10% of the policy value, at the time a systematic payout option payment is made, divided by the number of payments per year. Monthly and quarterly payments must be made by electronic funds transfer directly to your checking or savings account. There is no charge for this benefit.

Family Income Protector

The optional "family income protector" rider assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value (discussed below) after ten years. You may elect to purchase this benefit, which provides a minimum amount you will have to apply to a family income protector payment option and which guarantees a minimum amount for those payments once you begin to receive them. By electing this benefit, you can participate in the gains of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options. The family income protector rider will not be issued if you are 85 years old or older (earlier if required by state law).

You can annuitize under the rider (subject to the conditions described below) at the greater of the adjusted policy value or the minimum annuitization value.

Minimum Annuitization Value. The minimum annuitization value is:

 .  the policy value on the date the rider is issued; plus

 .  any additional premium payments; minus

 .  an adjustment for any surrenders made after the date the rider is issued;

 . the result of which is accumulated at the annual growth rate written on page one of the rider; minus

 .  any premium taxes.

The annual growth rate is currently 6% per year. Once the rider is added to your policy, the annual growth rate will not vary during the life of that rider. Surrenders may reduce the minimum annuitization value on a basis greater than dollar-for-dollar. See the SAI for more information.

The minimum annuitization value may only be used to annuitize using the family income protector payment options and may not be used with any of the annuity payment options listed in Section 7 of this prospectus. The family income protector payment options are:

 .  Life Income--An election may be made for "No Period Certain" or "10 Years
   Certain". In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

 . Joint and Full Survivor--An election may be made for "No Period Certain" or "10 Years Certain". Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

NOTE CAREFULLY:

IF:

 . You choose Life Income with No Period Certain or Joint and Full Survivor with No Period Certain; and

 . The annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

 .  We will make only one (two, three, etc.) annuity payments.

The minimum annuitization value is used solely to calculate the family income protector annuity payments and does not establish or guarantee a policy value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial factors (such as the use of a 3% assumed investment return, or "AIR," to calculate the first annuity payment, which results in a lower dollar amount for that payment than would result from using the 5.0% AIR that is used with the regular annuity payments described in
Section 7 above), the level of lifetime income that it guarantees may be less than the level that would be provided by application of the adjusted policy value at otherwise applicable annuity factors. Therefore, the family income protector should be regarded as a safety net. The costs of annuitizing under the family income protector include the guaranteed payment fee, and also the lower payout levels inherent in the annuity tables used for those minimum payouts (which may include an annuity age factor adjustment). These costs should be balanced against the benefits of a minimum payout level.

In addition to the annual growth rate, other benefits and fees under the rider (the rider fee, the fee waiver threshold, the guaranteed payment fee, and the waiting period before the rider can be exercised) are also guaranteed not to change after the rider is added. However, all of these benefit specifications may change if you elect to upgrade the minimum annuitization value.

Minimum Annuitization Value Upgrade. You can upgrade your minimum annuitization value to the policy value on a policy anniversary. This may be done within thirty days after any policy anniversary before your 85th birthday (earlier if required by state law). For your convenience, we will put the last date to upgrade on page one of the rider.

If you upgrade:

 . the current rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees (the new rider will be what is currently offered for new sales);

 .  the new fees, thresholds and factors may be higher (or lower) than before;

 .  the new annual growth rate may be lower (or higher) than before; and

 . you will have a new ten year waiting period before you can annuitize under the rider.

It generally will not be to your advantage to upgrade unless your adjusted policy value exceeds your minimum annuitization value on the applicable policy anniversary.

Conditions of Exercise of the Family Income Protector. You can only annuitize using the family income protector within the 30 days after the tenth or later policy anniversary after the family income protector is elected or, in the case of an upgrade of the minimum annuitization value, the tenth or later policy anniversary following the upgrade. Transamerica may, at its discretion, change the waiting period before the family income protector can be exercised in the future. You cannot, however, annuitize using the family income protector after the policy anniversary after your 94th birthday (earlier if required by state law). For your convenience, we will put the first and last date to annuitize using the family income protector on page one of the rider.

NOTE CAREFULLY:

 . If you annuitize at any time other than indicated above, you cannot use the family income protector.

Guaranteed Minimum Stabilized Payments. Annuity payments under the rider are guaranteed to never be less than the initial payment. See the SAI for information concerning the calculation of the initial payment. The payments will also be "stabilized" or held constant during each policy year.

During the first policy year after annuitizing using the rider, each stabilized payment will equal the initial payment. On each policy anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for that policy year. The stabilized payment on each policy anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options. See the SAI for additional information concerning stabilized payments.

Rider Fee. A rider fee, currently 0.30% of the minimum annuitization value on the policy anniversary, is charged annually prior to annuitization. We will also charge this fee if you take a complete surrender. The rider fee is deducted from each variable investment choice in proportion to the amount of policy value in each subaccount. This fee is deducted even if the adjusted policy value exceeds the minimum annuitization value.

The rider fee on any given policy anniversary will be waived if the policy value exceeds the fee waiver threshold. The fee waiver threshold currently is two times the minimum annuitization value. Transamerica may, at its discretion, change the fee waiver threshold in the future, but it will never be greater than two and one-half times the minimum annuitization value.

Guaranteed Payment Fee. A guaranteed payment fee, currently equal to an effective annual rate of 1.25% of the daily net asset value in the separate account, is reflected in the amount of the variable payments you receive if you annuitize under the family income protector rider, in addition to the base product mortality and expense risk fee and administrative charge. The guaranteed payment fee is included on page one of the rider.

Termination. The rider is irrevocable. You have the option not to use the benefit but you will not receive a refund of any fees you have paid. The rider will terminate upon the earliest of the following:

 . annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the minimum annuitization value under the family income protector);

 . upgrade of the minimum annuitization value (although a new rider will be issued);

 .  termination of your policy; or

 . 30 days after the policy anniversary after your 94th birthday (earlier if required by state law).

The family income protector may vary by state and may not be available in all states. For policies sold in New Jersey, certain provisions of the family income protector differ from the above description. New Jersey residents should see the separate supplement describing the family income protector for New Jersey.

Beneficiary Earnings Enhancement

The optional "beneficiary earnings enhancement" rider pays an additional death benefit amount when a death benefit is payable under your policy, in certain circumstances. The beneficiary earnings enhancement will not be paid unless
(a) the rider is in force, (b) a death benefit is payable on the policy, and
(c) there are rider earnings when the death benefit is calculated. The beneficiary earnings enhancement rider is available for issue ages through age 80.

Beneficiary Earnings Enhancement Amount. The beneficiary earnings enhancement is only payable if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The beneficiary earnings enhancement is equal to:

 .  the beneficiary earnings enhancement factor (see below) multiplied by

 .  the rider earnings on the date used to calculate the death benefit.

Rider earnings equal:

 .  the policy death benefit; minus

 .  policy value on the rider date; minus

 .  premium payments after the rider date; plus

 . surrenders after the rider date that exceed the rider earnings on the date of the surrender.

No benefit is payable under the beneficiary earnings enhancement rider if there are no rider earnings on the date the death benefit is calculated.

If you purchase your policy as part of a 1035 transfer or added the beneficiary earnings enhancement rider after you purchased the policy, rider earnings do not include any gains before the beneficiary earnings enhancement rider is added to your policy.

The beneficiary earnings enhancement factor is currently 40% for issue ages under 71 and 25% for issue ages 71-80. For purposes of computing taxable gains, both the death benefit payable under the policy and the beneficiary earnings enhancement will be considered.

Please see the Statement of Additional Information for an example which illustrates the beneficiary earnings enhancement payable as well as the effect of a partial surrender on the beneficiary earnings enhancement.

Spousal Continuation. If a spouse elects to continue the policy instead of receiving a death benefit and beneficiary earnings enhancement, the spouse has the following options:

 . Continue the policy and receive a one-time policy value increase equal to the beneficiary earnings enhancement. At this time the rider would terminate. The spouse would have the option of immediately re-electing the rider as long as they are under the age of 81, however, it would only cover gains from the time of such election going forward; or

 . Continue the policy without the one-time policy value increase and continue the rider as is. When the next death occurs, the rider will pay the beneficiary earnings enhancement based on gains since the rider was issued, not since the time of the first death.

Rider Fee. A rider fee, currently 0.25% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the beneficiary earnings enhancement would not pay any benefits because there are no rider earnings.

Termination. The rider will remain in effect until:

 .  you cancel it by notifying our service center in writing,

 .  the policy is annuitized or surrendered, or

 . the beneficiary earnings enhancement is paid or added to the policy value under a spousal continuation.

Once terminated, the beneficiary earnings enhancement rider may be re-elected, however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.

This rider may violate the requirements of certain qualified plans. Consult a tax adviser before electing this rider.

The beneficiary earnings enhancement rider may vary by state and may not be available in all states.

Nursing Care and Terminal Condition Withdrawal Option

No surrender charges or excess interest adjustment will apply if you make a surrender under certain circumstances, after you or your spouse has been:
 . confined in a hospital or nursing facility for 30 days in a row; or . diagnosed with a terminal condition (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person.

You may exercise this benefit at any time (during the accumulation phase) and there is no charge for this benefit. This benefit may not be available in all states. See the policy or endorsement for details and conditions.

Unemployment Waiver

No surrender charges or excess interest adjustment will apply to surrenders after you or your spouse become unemployed. In order to qualify, you (or your spouse, whichever is applicable) must have been:
 . employed full time for at least two years prior to becoming unemployed; and . employed full time on the policy date; and

 .  unemployed for at least 60 days in a row at the time of surrender; and

 .  must have a minimum cash value at the time of surrender of $5,000.

You must provide written proof from your State's Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.

You may select this benefit at any time (during the accumulation phase) and there is no charge for this benefit. This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person. This benefit may not be available in all states. See the policy for details.

Telephone Transactions

You may make transfers and change the allocation of additional premium payments by telephone IF:
 .  you select the "Telephone Transfer/Reallocation Authorization" box in the
   policy application or enrollment information; or . you later complete an authorization form.

You will be required to provide certain information for identification purposes when requesting a transaction by telephone and we may record your telephone call. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine. Transamerica reserves the right to revoke your telephone transaction privileges at any time without revoking all owners' telephone transfer privileges.

Telephone requests must be received while the New York Stock Exchange is open to get same-day pricing of the transaction. We may discontinue this option at any time.

We may deny telephone transaction privileges to market timers.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe circumstances or other weather emergencies. There may be interruptions in service beyond our control, and if the volume of calls is unusually high, we might not have anyone available, or lines available, to take your call.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically transfer money from certain investment options into the variable subaccounts in the allocations you specified at the time you purchased your policy or by a subsequent written notice which will take effect for any transfers after the date it is received at our service center. This is known as dollar cost averaging. Your transfers will begin the month after we receive your request.

Dollar cost averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high. It does not guarantee profits or assure that you will not experience a loss. You should consider your ability to continue the dollar cost averaging program during all economic conditions.

There are two dollar cost averaging programs available under your policy:
Traditional and Special.

Traditional Dollar Cost Averaging. During the accumulation phase, you may instruct us to automatically transfer money from the dollar cost averaging fixed account option into the variable subaccounts in the allocations you specified. You may specify the dollar amount to be transferred either monthly or quarterly; however each transfer must be at least $500. A minimum of 6 monthly or 4 quarterly transfers are required and a maximum of 24 monthly or 8 quarterly transfers are allowed. Transfers must begin within 30 days.

NOTE CAREFULLY:

 . If you attempt to begin a traditional dollar cost averaging program with less than the necessary minimum amount, no transfers will be made and any amount allocated to that program will remain in the traditional dollar cost averaging fixed account until the minimum amount is reached or you transfer the funds out.

 . If you specify the number of transfers, up to two additional transfers may be necessary to complete a traditional dollar cost averaging program.

Special Dollar Cost Averaging. During the accumulation phase, you may elect to allocate premium payments to either the six or twelve month special dollar cost averaging accounts of the fixed account. Amounts will then be transferred from the special dollar cost averaging account to the variable subaccounts on a monthly basis for six or twelve months (depending on the option you select) in the allocations you specified. Each transfer must be at least $500.

If you elect dollar cost averaging and have multiple sources funding your policy, the dollar cost averaging program will begin with the first money received. As the money from the other sources is received, the amount of the dollar cost averaging transfers will increase but the length of the program will not. If some of the money from the other sources is not received before the dollar cost averaging program has ended, a new dollar cost averaging program will start when we receive the money (assuming it meets the minimum dollar cost averaging requirements discussed below).

If you make additional premium payments while a dollar cost averaging program is running, absent new instructions to the contrary, the amount of the dollar cost averaging transfers will increase but the length of the program will not. If additional premium is received after a dollar cost averaging program is completed, absent new instructions to the contrary:

 . a new dollar cost averaging program will be started using the previous instructions; or

 . if the additional premium does not meet the minimum requirements to start a new dollar cost averaging program, then the additional premium will be allocated as identified in the previous dollar cost averaging program.

NOTE CAREFULLY:

 . If we do not receive all necessary information to begin a special dollar cost averaging program within 30 days of allocating premium to the program, that premium will be transferred to the traditional dollar cost averaging fixed account.

If you discontinue a dollar cost averaging program before its completion, then the interest credited on amounts in the dollar cost averaging fixed account may be adjusted downward, but not below the minimum guaranteed effective annual interest rate of 3%.

May vary by state and may not be available in all states. See the policy for availability of the fixed account options.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called asset rebalancing and can be started and stopped at any time free of charge. However, we will not rebalance if you are in the dollar cost averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue asset rebalancing. New instructions are required to start asset rebalancing. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.


11. OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing. An ownership change may be a taxable event.

Assignment

You can also assign the policy anytime during your lifetime. Transamerica will not be bound by the assignment until we receive written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the policy before we receive notice of the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.

Transamerica Life Insurance Company

As of March 1, 2001, PFL Life Insurance Company changed its name to Transamerica Life Insurance Company. Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It is engaged in the sale of life and health insurance and annuity policies. Transamerica is a wholly-owned indirect subsidiary of AEGON USA, Inc. which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON USA, Inc., is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Transamerica is licensed in the District of Columbia, Guam, and in all states except New York.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of Transamerica.

The Separate Account

Transamerica established a separate account, called the Retirement Builder Variable Annuity Account (formerly PFL Retirement Builder Variable Annuity Account), under the laws of the State of Iowa on March 29, 1996. The Retirement Income Builder Variable Annuity divisions of the separate account receive and currently invest the premium payments that are allocated to the separate account for investment in shares of the underlying fund portfolios.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or Transamerica. Income, gains and losses, whether or not realized, from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to Transamerica's other income, gains or losses.

The assets of the separate account are held in Transamerica's name on behalf of the separate account and belong to Transamerica. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business Transamerica may conduct. The separate account includes other subaccounts that are not available under these policies.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying funds. The underlying funds are not limited to selling their shares to this separate account and can accept investments from any separate account or qualified retirement plan. Since the underlying fund portfolios are available to registered separate accounts offering variable annuity products of Transamerica, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including Transamerica, agree to take any necessary steps to resolve the matter. This includes removing their separate accounts from the underlying funds. See the prospectuses for the underlying funds for more details.

Exchanges and Reinstatements

You can generally exchange one annuity policy for another in a "tax-free exchange' under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity and there will be a new surrender charge period and other charges may be higher (or lower) and the benefits may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).

You may exchange your policy for one issued by another life insurance company. You may also request us to reinstate your policy after such an exchange by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

Transamerica will vote all shares of the underlying funds in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Distributor of the Policies

AFSG Securities Corporation is the principal underwriter of the policies. Like Transamerica, it is an indirect wholly-owned subsidiary of AEGON USA, Inc. It is located at 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. AFSG Securities Corporation is registered as a broker/dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc.

Commissions of up to 5% of premium payments will be paid to broker/dealers who sell the policies under agreements with AFSG Securities Corporation. These commissions are not deducted from premium payments. In addition, certain production, persistency and managerial bonuses may be paid. Transamerica may also pay compensation to banks and other financial institutions for their services in connection with the sale and servicing of the policies.

To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker/dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

Transamerica intends to recoup commissions and other sales expenses primarily, but not exclusively, through:

 .  The administrative charge;

 .  The surrender charge;

 .  The mortality and expense risk fee;

 . Revenues, if any, that Transamerica receives from the underlying portfolios or their managers; and

 . Investment earnings on amounts allocated under policies to the fixed account.

Commissions paid on the policy, including other incentives or payments, are not charged to the policy owners or the separate account.

Pending regulatory approvals, Transamerica intends to distribute the policy in all states, except New York, and in certain possessions and territories.

Variations in Policy Provisions

Certain provisions of the policies may vary from the descriptions in this prospectus in order to comply with different state laws. See your policy for variations since any such state variations will be included in your policy or in riders or endorsements attached to your policy.

IMSA

Transamerica is a member of the Insurance Marketplace Standards Association
(IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance and annuity products. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the account are subject. Transamerica, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Transamerica believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account or Transamerica.

Financial Statements

The financial statements of Transamerica and the subaccounts are included in the SAI.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

 Glossary of Terms
 The Policy--General Provisions
 Certain Federal Income Tax Consequences
 Investment Experience
 Family Income Protector--Additional Information

 Beneficiary Earnings Enhancement Rider--Additional Information
 Historical Proformance Data
 Published Ratings

 State Regulation of Transamerica
 Administration
 Records and Reports
 Distribution of the Policies
 Voting Rights
 Other Products
 Custody of Assets
 Legal Matters
 Independent Auditors
 Other Information
 Financial Statements

                                   APPENDIX A

                        CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

     5% Annually Compounding Death Benefit or Annual Step-Up Death Benefit
                (Total Separate Account Annual Expenses: 1.40%)

                                   Accumulation                    Number of
                                    Unit Value     Accumulation   Accumulation
                                  at Beginning of   Unit Value    Units at End
                                       Year       at End of Year    of Year
-------------------------------------------------------------------------------
  Fidelity--VIP Money Market
   Subaccount--Initial Class
   2000.........................     $1.122247      $1.176728     4,166,483.471
   1999.........................     $1.081944      $1.122247     3,595,011.090
   1998.........................     $1.040117      $1.081944     2,988,629.347
   1997(/1/)....................     $1.000000      $1.040117     1,504,396.531
-------------------------------------------------------------------------------
  Fidelity--VIP High Income
   Subaccount--Initial Class
   2000.........................     $1.170692      $0.895076     4,579,217.377
   1999.........................     $1.097571      $1.170692     4,482,422.581
   1998.........................     $1.163294      $1.097571     3,341,320.094
   1997(/1/)....................     $1.000000      $1.163294       713,496.095
-------------------------------------------------------------------------------
  Fidelity--VIP Equity-Income
   Subaccount--Initial Class
   2000.........................     $1.469045      $1.570816    10,072,752.294
   1999.........................     $1.400941      $1.469045    10,707,066.298
   1998.........................     $1.272579      $1.400941     7,455,271.936
   1997(/1/)....................     $1.000000      $1.272579     2,325,232.286
-------------------------------------------------------------------------------
  Fidelity--VIP Growth
   Subaccount--Initial Class
   2000.........................     $2.293625      $2.013640    13,115,324.670
   1999.........................     $1.692203      $2.293625     9,247,629.984
   1998.........................     $1.230106      $1.692203     4,143,718.939
   1997(/1/)....................     $1.000000      $1.230106     1,450,130.335
-------------------------------------------------------------------------------
  Fidelity--VIP Overseas
   Subaccount--Initial Class
   2000.........................     $1.738346      $1.386786     4,302,275.458
   1999.........................     $1.235851      $1.738346     2,678,314.067
   1998.........................     $1.111441      $1.235851     1,721,436.380
   1997(/1/)....................     $1.000000      $1.111441       702,293.009
-------------------------------------------------------------------------------
  Fidelity--VIP II Investment
   Grade Bond Subaccount--
   Initial Class
   2000.........................     $1.131353      $1.240959     7,755,743.004
   1999.........................     $1.159355      $1.131353     8,338,500.843
   1998.........................     $1.080052      $1.159355     4,223,443.679
   1997(/1/)....................     $1.000000      $1.080052     1,020,909.375
-------------------------------------------------------------------------------
  Fidelity--VIP II Asset Manager
   Subaccount--Initial Class
   2000.........................     $1.483581      $1.405666     5,340,992.513
   1999.........................     $1.354149      $1.483581     4,898,492.947
   1998.........................     $1.193482      $1.354149     3,561,799.239
   1997(/1/)....................     $1.000000      $1.193482     1,048,640.321
-------------------------------------------------------------------------------
  Fidelity--VIP II Asset
   Manager: Growth Subaccount--
   Initial Class
   2000.........................     $1.630703      $1.407684     3,625,319.660
   1999.........................     $1.434634      $1.630703     2,713,217.130
   1998.........................     $1.237304      $1.434634     2,011,876.137
   1997(/1/)....................     $1.000000      $1.237304       937,197.160

     5% Annually Compounding Death Benefit or Annual Step-Up Death Benefit
                (Total Separate Account Annual Expenses: 1.40%)
                                continued . . .

                                   Accumulation                    Number of
                                    Unit Value     Accumulation   Accumulation
                                  at Beginning of   Unit Value    Units at End
                                       Year       at End of Year    of Year
-------------------------------------------------------------------------------
  Fidelity--VIP II Index 500
   Subaccount--Initial Class
   2000.........................     $1.978931      $1.770093    21,428,567.811
   1999.........................     $1.665101      $1.978931    18,039,827.853
   1998.........................     $1.315713      $1.665101     9,688,729.936
   1997(/1/)....................     $1.000000      $1.315713     3,420,336.530
-------------------------------------------------------------------------------
  Fidelity--VIP II Contrafund(R)
   Subaccount--Initial Class
   2000.........................     $1.943178      $1.789484    11,207,451.101
   1999.........................     $1.585759      $1.943178     8,952,339.715
   1998.........................     $1.237079      $1.585759     5,025,033.251
   1997(/1/)....................     $1.000000      $1.237079     1,948,498.226
-------------------------------------------------------------------------------
  Fidelity--VIP III Balanced
   Subaccount--Initial Class
   2000.........................     $1.370279      $1.293312     6,898,132.075
   1999.........................     $1.329025      $1.370279     6,434,001.920
   1998.........................     $1.145544      $1.329025     3,032,873.614
   1997(/1/)....................     $1.000000      $1.145544       280,038.882
-------------------------------------------------------------------------------
  Fidelity--VIP III Growth &
   Income Subaccount--Initial
   Class
   2000.........................     $1.701273      $1.617164     9,338,398.107
   1999.........................     $1.580209      $1.701273     8,516,426.400
   1998.........................     $1.236456      $1.580209     4,746,215.367
   1997(/2/)....................     $1.000000      $1.236456       479,129.254
-------------------------------------------------------------------------------
  Fidelity--VIP III Growth
   Opportunities Subaccount--
   Initial Class
   2000.........................     $1.551609      $1.269068     6,540,759.704
   1999.........................     $1.508883      $1.551609     5,869,614.476
   1998.........................     $1.227778      $1.508883     2,898,237.147
   1997(/2/)....................     $1.000000      $1.227778       791,157.687
-------------------------------------------------------------------------------
  Fidelity--VIP III Mid Cap
   Subaccount--Initial Class
   2000.........................     $1.348563      $1.778353     3,308,453.720
   1999(/3/)....................     $1.000000      $1.348563       362,572.170

                        Return of Premium Death Benefit
                (Total Separate Account Annual Expenses: 1.25%)

                                  Accumulation Accumulation   Number of
                                   Unit Value   Unit Value   Accumulation
                                  at Beginning      at         Units at
                                    of Year    End of Year   End of Year
--------------------------------------------------------------------------
  Fidelity--VIP Money Market
   Subaccount--Initial Class
   2000.........................   $1.127218    $1.183694    2,683,654.852
   1999.........................   $1.085122    $1.127218    3,006,556.098
   1998.........................   $1.041652    $1.085122    1,952,491.941
   1997(/1/)....................   $1.000000    $1.041652    1,538,095.590
--------------------------------------------------------------------------
  Fidelity--VIP High Income
   Subaccount--Initial Class
   2000.........................   $1.175901    $0.900394    5,420,833.879
   1999.........................   $1.100826    $1.175901    5,698,937.906
   1998.........................   $1.165012    $1.100826    3,973,865.276
   1997(/1/)....................   $1.000000    $1.165012      790,218.659
--------------------------------------------------------------------------
  Fidelity--VIP Equity-Income
   Subaccount--Initial Class
   2000.........................   $1.475588    $1.580150    8,605,897.184
   1999.........................   $1.405087    $1.475588    8,812,337.781
   1998.........................   $1.274458    $1.405087    6,154,860.923
   1997(/1/)....................   $1.000000    $1.274458    1,955,419.658
--------------------------------------------------------------------------
  Fidelity--VIP Growth
   Subaccount--Initial Class
   2000.........................   $2.303843    $2.025607   10,543,852.737
   1999.........................   $1.697223    $2.303843    7,259,072.666
   1998.........................   $1.231921    $1.697223    3,459,954.944
   1997(/1/)....................   $1.000000    $1.231921    1,653,392.152
--------------------------------------------------------------------------
  Fidelity--VIP Overseas
   Subaccount--Initial Class
   2000.........................   $1.746083    $1.395031    3,212,324.875
   1999.........................   $1.239514    $1.746083    1,581,467.826
   1998.........................   $1.113081    $1.239514    1,077,780.755
   1997(/1/)....................   $1.000000    $1.113081      560,955.405
--------------------------------------------------------------------------
  Fidelity--VIP II Investment
   Grade Bond Subaccount--
   Initial Class
   2000.........................   $1.136386    $1.248322    8,533,039.399
   1999.........................   $1.162796    $1.136386    8,979,062.305
   1998.........................   $1.081642    $1.162796    4,681,970.439
   1997(/1/)....................   $1.000000    $1.081642      894,679.948
--------------------------------------------------------------------------
  Fidelity--VIP II Asset Manager
   Subaccount--Initial Class
   2000.........................   $1.490174    $1.413994    5,308,237.081
   1999.........................   $1.358156    $1.490174    5,000,398.493
   1998.........................   $1.195229    $1.358156    3,008,465.716
   1997(/1/)....................   $1.000000    $1.195229      713,379.802
--------------------------------------------------------------------------
  Fidelity--VIP II Asset
   Manager: Growth Subaccount--
   Initial Class
   2000.........................   $1.637912    $1.415992    3,020,309.938
   1999.........................   $1.438856    $1.637912    2,517,202.713
   1998.........................   $1.239118    $1.438856    1,655,971.767
   1997(/1/)....................   $1.000000    $1.239118      465,131.055
--------------------------------------------------------------------------
  Fidelity--VIP II Index 500
   Subaccount--Initial Class
   2000.........................   $1.987714    $1.780575   21,349,167.227
   1999.........................   $1.670024    $1.987714   16,867,472.950
   1998.........................   $1.317652    $1.670024    8,270,753.106
   1997(/1/)....................   $1.000000    $1.317652    2,083,207.545

                        Return of Premium Death Benefit
                (Total Separate Account Annual Expenses: 1.25%)
                                continued . . .

                                       Accumulation Accumulation   Number of
                                        Unit Value   Unit Value  Accumulation
                                       at Beginning      at        Units at
                                         of Year    End of Year   End of Year
------------------------------------------------------------------------------
  Fidelity--VIP II Contrafund(R)
   Subaccount--Initial Class
   2000...............................  $1.951816    $1.800102   8,989,997.080
   1999...............................  $1.590458    $1.951816   6,635,336.504
   1998...............................  $1.238907    $1.590458   3,910,309.755
   1997(/1/)..........................  $1.000000    $1.238907   1,157,189.672
------------------------------------------------------------------------------
  Fidelity--VIP III Balanced
   Subaccount--Initial Class
   2000...............................  $1.375701    $1.300348   6,416,430.153
   1999...............................  $1.332300    $1.375701   6,318,466.775
   1998...............................  $1.146670    $1.332300   3,111,696.936
   1997(/2/)..........................  $1.000000    $1.146670     184,894.892
------------------------------------------------------------------------------
  Fidelity--VIP III Growth & Income
   Subaccount--Initial Class
   2000...............................  $1.708000    $1.625951   7,912,482.012
   1999...............................  $1.584114    $1.708000   7,210,251.573
   1998...............................  $1.237676    $1.584114   3,639,176.416
   1997(/2/)..........................  $1.000000    $1.237676     295,288.778
------------------------------------------------------------------------------
  Fidelity--VIP III Growth
   Opportunities Subaccount--
   Initial Class
   2000...............................  $1.557744    $1.275971   5,335,472.097
   1999...............................  $1.512606    $1.557744   4,816,401.648
   1998...............................  $1.228996    $1.512606   2,924,155.413
   1997(/2/)..........................  $1.000000    $1.228996     856,473.567
------------------------------------------------------------------------------
  Fidelity--VIP III Mid Cap
   Subaccount--Initial Class
   2000...............................  $1.349887    $1.782724   3,534,619.070
   1999(/3/)..........................  $1.000000    $1.349887     104,783.145

(/1/)Period from January 2, 1997 through December 31, 1997.
(/2/)Period from May 1, 1997 through December 31, 1997.
(/3/)Period from May 3, 1999 through December 31, 1999.

                                   APPENDIX B

                          HISTORICAL PERFORMANCE DATA

Standardized Performance Data

Transamerica may advertise historical yields and total returns for the subaccounts of the separate account. These figures are based on historical earnings and are calculated according to guidelines from the SEC. They do not indicate future performance.

Fidelity--VIP Money Market Subaccount. The yield of the Fidelity--VIP Money Market Subaccount for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment under a policy in the subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Other Subaccounts. The yield of a subaccount of the separate account (other than the Fidelity--VIP Money Market Subaccount) for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated each 30-day period over a 12-month period and is shown as a percentage of the investment.

The total return of a subaccount of the separate account refers to return quotations assuming an investment under a policy has been held in the subaccount for various periods of time including a period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5, and 10 years, respectively, the total return for these periods will be provided. The total return quotations for a subaccount will represent the average annual compounded rates of return that equate an initial investment of $1,000 in the subaccount to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided.

The yield and total return calculations for a subaccount do not reflect the effect of any premium taxes that may be applicable to a particular policy and they may not reflect the charges for any optional rider. The yield calculations also do not reflect the effect of any surrender charge that may be applicable to a particular policy. To the extent that any or all of a premium tax and/or surrender charge is applicable to a particular policy, or one or more riders are elected, the yield and/or total return of that policy will be reduced. For additional information regarding yields and total returns calculated using the standard formats briefly summarized above, please refer to the SAI, a copy of which may be obtained from the administrative and service office upon request.

Based on the method of calculation described in the SAI, the average annual total returns for periods from inception of the subaccounts to December 31, 2000, and for the one and five year periods ended December 31, 2000 are shown in Table 1 below. Total returns shown reflect deductions for the mortality and expense risk fee and the administrative charges. Performance figures may reflect the 1.25% mortality and expense risk fee for the 5% Annually Compounding Death Benefit and the Annual Step-Up Death Benefit, or the 1.10% mortality and expense risk fee for the Return of Premium Death Benefit. Standard total return calculations will reflect the effect of surrender charges that may be applicable to a particular period.

                                    TABLE 1
                     Standard Average Annual Total Returns

   (Assuming A Surrender Charge and No Family Income Protector or Beneficiary
                           Earnings Enhancement)
     5% Annually Compounding Death Benefit or Annual Step-Up Death Benefit
                (Total Separate Account Annual Expenses: 1.40%)

--------------------------------------------------------------------------------
                                                      Inception
                                    1 Year   5 Year    of the
                                    Ended    Ended   Subaccount    Subaccount
  Subaccount                       12/31/00 12/31/00 to 12/31/00 Inception Date
--------------------------------------------------------------------------------
  Fidelity--VIP High Income--
   Initial Class.................  (28.69%)   N/A      (3.50%)   January 2, 1997
  Fidelity--VIP Equity-Income--
   Initial Class.................   2.15%     N/A      11.63%    January 2, 1997
  Fidelity--VIP Growth--Initial
   Class.........................  (17.22%)   N/A      18.96%    January 2, 1997
  Fidelity--VIP Overseas--Initial
   Class.........................  (25.33%    N/A       8.11%    January 2, 1997
  Fidelity--VIP II Investment
   Grade Bond--Initial Class.....   4.94%     N/A       5.05%    January 2, 1997
  Fidelity--VIP II Asset
   Manager--Initial Class........  (10.18%)   N/A       8.49%    January 2, 1997
  Fidelity--VIP II Asset Manager:
   Growth--Initial Class.........  (18.70%)   N/A       8.53%    January 2, 1997
  Fidelity--VIP II
   Contrafund(R)--Initial Class..  (12.87%)   N/A      15.42%    January 2, 1997
  Fidelity--VIP II Index 500--
   Initial Class.................  (15.54%)   N/A      15.10%    January 2, 1997
  Fidelity--VIP III Balanced--
   Initial Class.................  (10.55%)   N/A       6.76%      May 1, 1997
  Fidelity--VIP III Growth
   Opportunities--Initial Class..  (23.29%)   N/A       6.19%      May 1, 1997
  Fidelity--VIP III Growth &
   Income--Initial Class.........  (9.87%)    N/A      13.65%      May 1, 1997
  Fidelity--VIP III Mid Cap--
   Initial Class.................   27.39%    N/A      39.37%      May 3, 1999

                        Return of Premium Death Benefit
                (Total Separate Account Annual Expenses: 1.25%)

--------------------------------------------------------------------------------
                                                      Inception
                                    1 Year   5 Year    of the
                                    Ended    Ended   Subaccount    Subaccount
  Subaccount                       12/31/00 12/31/00 to 12/31/00 Inception Date
--------------------------------------------------------------------------------
  Fidelity--VIP High Income--
   Initial Class.................  (28.57%)   N/A      (3.35%)   January 2, 1997
  Fidelity--VIP Equity-Income--
   Initial Class.................   2.31%     N/A      11.80%    January 2, 1997
  Fidelity--VIP Growth--Initial
   Class.........................  (17.09%)   N/A      19.14%    January 2, 1997
  Fidelity--VIP Overseas--Initial
   Class.........................  (25.21%)   N/A       8.28%    January 2, 1997
  Fidelity--VIP II Investment
   Grade Bond--Initial Class.....   5.10%     N/A       5.22%    January 2, 1997
  Fidelity--VIP II Asset
   Manager--Initial Class........  (10.04%)   N/A       8.65%    January 2, 1997
  Fidelity--VIP II Asset Manager:
   Growth--Initial Class.........  (18.58%)   N/A       8.69%    January 2, 1997
  Fidelity--VIP II
   Contrafund(R)--Initial Class..  (12.73%)   N/A      15.60%    January 2, 1997
  Fidelity--VIP II Index 500--
   Initial Class.................  (15.41%)   N/A      15.28%    January 2, 1997
  Fidelity--VIP III Balanced--
   Initial Class.................  (10.41%)   N/A       6.92%      May 1, 1997
  Fidelity--VIP III Growth
   Opportunities--Initial Class..  (23.17%)   N/A       6.35%      May 1, 1997
  Fidelity--VIP III Growth &
   Income--Initial Class.........  (9.73%)    N/A      13.83%      May 1, 1997
  Fidelity--VIP III Mid Cap--
   Initial Class.................   27.59%    N/A      39.58%      May 3, 1999

Non-Standardized Performance Data

In addition to the standardized data discussed above, similar performance data for other periods may also be shown.

Transamerica may also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standardized performance data may assume that no surrender charge is applicable, and may also make other assumptions such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial surrenders or annuity payments.

All non-standardized performance data will be advertised only if the standardized performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the SAI.

The non-standardized average annual total return figures shown in Table 2 are based on the assumption that the policy is not surrendered, and therefore the surrender charge is not imposed. Also, Table 2 does not reflect the charge for any optional rider.

                                    TABLE 2
                   Non-Standard Average Annual Total Returns

         (Assuming No Surrender Charge, Family Income Protector or

                     Beneficiary Earnings Enhancement)

     5% Annually Compounding Death Benefit or Annual Step-Up Death Benefit
                (Total Separate Account Annual Expenses: 1.40%)

--------------------------------------------------------------------------------
                                                      Inception
                                    1 Year   5 Year    of the
                                    Ended    Ended   Subaccount    Subaccount
  Subaccount                       12/31/00 12/31/00 to 12/31/00 Inception Date
--------------------------------------------------------------------------------
  Fidelity--VIP High Income--
   Initial Class.................  (23.54%)   N/A      (2.73%)   January 2, 1997
  Fidelity--VIP Equity-Income--
   Initial Class.................   6.93%     N/A      11.96%    January 2, 1997
  Fidelity--VIP Growth--Initial
   Class.........................  (12.21%)   N/A      19.14%    January 2, 1997
  Fidelity--VIP Overseas--Initial
   Class.........................  (20.22%)   N/A       8.52%    January 2, 1997
  Fidelity--VIP II Investment
   Grade Bond--Initial Class.....   9.69%     N/A       5.55%    January 2, 1997
  Fidelity--VIP II Asset
   Manager--Initial Class........  (5.25%)    N/A       8.89%    January 2, 1997
  Fidelity--VIP II Asset Manager:
   Growth--Initial Class.........  (13.68%)   N/A       8.93%    January 2, 1997
  Fidelity--VIP II
   Contrafund(R)--Initial Class..  (7.91%)    N/A      15.67%    January 2, 1997
  Fidelity--VIP II Index 500--
   Initial Class.................  (10.55%)   N/A      15.36%    January 2, 1997
  Fidelity--VIP III Balanced--
   Initial Class.................  (5.62%)    N/A       7.26%      May 1, 1997
  Fidelity--VIP III Growth
   Opportunities--Initial Class..  (18.21%)   N/A       6.71%      May 1, 1997
  Fidelity--VIP III Growth &
   Income--Initial Class.........  (4.94%)    N/A      13.99%      May 1, 1997
  Fidelity--VIP III Mid Cap--
   Initial Class.................   31.87%    N/A      41.28%      May 3, 1999
                        Return of Premium Death Benefit
                (Total Separate Account Annual Expenses: 1.25%)
--------------------------------------------------------------------------------
                                                      Inception
                                    1 Year   5 Year    of the
                                    Ended    Ended   Subaccount    Subaccount
  Subaccount                       12/31/00 12/31/00 to 12/31/00 Inception Date
--------------------------------------------------------------------------------
  Fidelity--VIP High Income--
   Initial Class.................  (23.43%)   N/A      (2.59%)   January 2, 1997
  Fidelity--VIP Equity-Income--
   Initial Class.................   7.09%     N/A      12.13%    January 2, 1997
  Fidelity--VIP Growth--Initial
   Class.........................  (12.08%)   N/A      19.31%    January 2, 1997
  Fidelity--VIP Overseas--Initial
   Class.........................  (20.11%)   N/A       8.69%    January 2, 1997
  Fidelity--VIP II Investment
   Grade Bond--Initial Class.....   9.85%     N/A       5.71%    January 2, 1997
  Fidelity--VIP II Asset
   Manager--Initial Class........  (5.11%)    N/A       9.05%    January 2, 1997
  Fidelity--VIP II Asset Manager:
   Growth--Initial Class.........  (13.55%)   N/A       9.09%    January 2, 1997
  Fidelity--VIP II
   Contrafund(R)--Initial Class..  (7.77%)    N/A      15.84%    January 2, 1997
  Fidelity--VIP II Index 500--
   Initial Class.................  (10.42%)   N/A      15.53%    January 2, 1997
  Fidelity--VIP III Balanced--
   Initial Class.................  (5.48%)    N/A       7.42%      May 1, 1997
  Fidelity--VIP III Growth
   Opportunities--Initial Class..  (18.09%)   N/A       6.86%      May 1, 1997
  Fidelity--VIP III Growth &
   Income--Initial Class.........  (4.80%)    N/A      14.16%      May 1, 1997
  Fidelity--VIP III Mid Cap--
   Initial Class.................   32.06%    N/A      41.49%      May 3, 1999

Adjusted Historical Performance Data. The following performance data is historic performance data for the underlying portfolios since their inception reduced by some or all of the fees and charges under the policy. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts. This data is designed to show the performance that would have resulted if the policy had been in existence during that time, based on the performance of the applicable portfolio and the assumption that the applicable subaccount was in existence for the same period as the portfolio with a level of charges equal to those currently assessed under the policies. This data does not indicate future performance.

For instance, as shown in Table 3, Transamerica may disclose average annual total returns for the portfolios reduced by some or all fees and charges under the policy, as if the policy had been in existence since the inception of the portfolio. Such fees and charges include the mortality and expense risk fee, administrative charge and surrender charges. Table 3 assumes that the policy is not surrendered, and therefore the surrender charge is not deducted. Also, Table 3 does not reflect the charge for any optional rider.

The following information is also based on the method of calculation described in the Statement of Additional Information. The adjusted historical average annual total returns for periods ended December 31, 2000, were as follows:


                                    TABLE--3

   Hypothetical (Adjusted Historical) Average Annual Total Returns(/1/)

         (Assuming No Surrender Charge, Family Income Protector or

                     Beneficiary Earnings Enhancement)

     5% Annually Compounding Death Benefit or Annual Step-Up Death Benefit
                (Total Separate Account Annual Expenses: 1.40%)

--------------------------------------------------------------------------------
                                                                Corresponding
                                                   10 Year        Portfolio
  Portfolio                       1 Year  5 Year or Inception   Inception Date
--------------------------------------------------------------------------------
  Fidelity--VIP High Income--
   Initial Class...............  (23.54%) 0.08%     8.34%+    September 19, 1985
  Fidelity--VIP Equity-Income--
   Initial Class...............   6.93%   11.94%   15.74%+     October 9, 1986
  Fidelity--VIP Growth--Initial
   Class.......................  (12.21%) 17.66%   18.39%+     October 9, 1986
  Fidelity--VIP Overseas--
   Initial Class...............  (20.22%) 8.90%     7.76%+     January 28, 1987
  Fidelity--VIP II Investment
   Grade Bond--Initial Class...   9.69%   4.69%     6.20%+     December 5, 1988
  Fidelity--VIP II Asset
   Manager--Initial Class......  (5.25%)  9.63%    10.42%+    September 6, 1989
  Fidelity--VIP II Asset
   Manager: Growth--Initial
   Class.......................  (13.68%) 10.69%    12.40%     January 3, 1995
  Fidelity--VIP II
   Contrafund(R)--Initial
   Class.......................  (7.91%)  16.19%    19.55%     January 3, 1995
  Fidelity--VIP II Index 500--
   Initial Class...............  (10.55%) 16.36%    15.34%     August 27, 1992
  Fidelity--VIP III Balanced--
   Initial Class...............  (5.62%)  8.09%     8.79%      January 3, 1995
  Fidelity--VIP III Growth
   Opportunities--Initial
   Class.......................  (18.21%) 9.09%     12.44%     January 3, 1995
  Fidelity--VIP III Growth &
   Income--Initial Class.......  (4.94%)   N/A      13.52%    December 31, 1996
  Fidelity--VIP III Mid Cap--
   Initial Class...............   31.87%   N/A      41.09%    December 28, 1998
                        Return of Premium Death Benefit
                (Total Separate Account Annual Expenses: 1.25%)
--------------------------------------------------------------------------------
                                                                Corresponding
                                                   10 Year        Portfolio
  Portfolio                       1 Year  5 Year or Inception   Inception Date
--------------------------------------------------------------------------------
  Fidelity--VIP High Income--
   Initial Class...............  (23.43%) 0.23%     8.51%+    September 19, 1985
  Fidelity--VIP Equity-Income--
   Initial Class...............   7.09%   12.11%   15.91%+     October 9, 1986
  Fidelity--VIP Growth--Initial
   Class.......................  (12.09%) 17.84%   18.56%+     October 9, 1986
  Fidelity--VIP Overseas--
   Initial Class...............  (20.11%) 9.06%     7.92%+     January 28, 1987
  Fidelity--VIP II Investment
   Grade Bond--Initial Class...   9.85%   4.84%     6.35%      December 5, 1988
  Fidelity--VIP II Asset
   Manager--Initial Class......  (5.11%)  9.80%    10.58%+    September 6, 1989
  Fidelity--VIP II Asset
   Manager: Growth--Initial
   Class.......................  (13.55%) 10.85%    12.57%     January 3, 1995
  Fidelity--VIP II
   Contrafund(R)--Initial
   Class.......................  (7.77%)  16.36%    19.73%     January 3, 1995
  Fidelity--VIP II Index 500--
   Initial Class...............  (10.42%) 16.53%    15.51%     August 27, 1992
  Fidelity--VIP III Balanced--
   Initial Class...............  (5.48%)  8.25%     8.96%      January 3, 1995
  Fidelity--VIP III Growth
   Opportunities--Initial
   Class.......................  (18.09%) 9.25%     12.61%     January 3, 1995
  Fidelity--VIP III Growth &
   Income--Initial Class.......  (4.80%)   N/A      13.69%    December 31, 1996
  Fidelity--VIP III Mid Cap--
   Initial Class...............   32.06%   N/A      41.30%    December 28, 1998

+  Ten Year Date
(/1/)The calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the subaccounts had actually been in existence since the inception of the portfolio.

                           RETIREMENT INCOME BUILDER
                                VARIABLE ANNUITY

                                   Issued by

                      TRANSAMERICA LIFE INSURANCE COMPANY
                     (formerly PFL Life Insurance Company)

                       Supplement Dated May 1, 2001
                                     to the

                       Prospectus dated May 1, 2001

For New Jersey policies, the optional family income protector is as described in this supplement and not as described in the prospectus.

Family Income Protector

The optional "family income protector" rider can be used to provide you a certain level of income in the future by guaranteeing a minimum annuitization value (discussed below). You may elect to purchase this benefit, which provides a minimum amount you will have to apply to a family income protector payment option and which guarantees a minimum level of those payments once you begin to receive them. By electing this benefit, you can participate in the gains of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options. The family income protector rider will not be issued if you are 85 years old or older.

You can annuitize under the family income protector (subject to the conditions described below) at the greater of the policy value or the minimum annuitization value (subject to any applicable adjustment).

Minimum Annuitization Value. If the family income protector is added when you purchase the policy or in the first policy year, the minimum annuitization value on the rider date (i.e., the date the rider is added to the policy) is the total premium payments. If the family income protector is added after the first policy year, the minimum annuitization value on the rider date is the policy value.

After the rider date, the minimum annuitization value is:
 .  the minimum annuitization value on the rider date; plus
 .  any additional premium payments; minus
 .  an adjustment for any withdrawals made after the rider date;
 . the result of which is accumulated at the annual growth rate; minus . any premium taxes.

Please note that if you annuitize using the family income protector on any date other than a rider anniversary, there may be a downward adjustment to your minimum annuitization value. See "Minimum Annuitization Value Adjustment" below.

The annual growth rate is 6% per year. Withdrawals may reduce the minimum annuitization value on a basis greater than dollar-for-dollar. See the SAI for more information. In addition to the immediate reduction in the minimum annuitization value due to the withdrawal, the same withdrawal, if taken in the rider year that you annuitize using the family income protector, may also result in a negative minimum annuitization value adjustment. See "Minimum Annuitization Value Adjustment" below.

The minimum annuitization value may only be used to annuitize using the family income protector payment options and may not be used with any of the other annuity payment options listed in the prospectus. The family income protector payment options are:
 .  Life Income--An election may be made for "No Period Certain" or "10 Years
   Certain". In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

 . Joint and Full Survivor--An election may be made for "No Period Certain" or "10 Years Certain". Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

Note Carefully:

IF:

 . You choose Life Income with No Period Certain or Joint and Full Survivor with No Period Certain; and

 . The annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

 .  We will make only one (two, three, etc.) annuity payments.

Please note that if you annuitize using the family income protector before the 10th rider anniversary, the payments will be calculated with an annuity factor age adjustment. See "Annuity Factor Age Adjustment" below.

Minimum Annuitization Value Adjustment. If you annuitize under the family income protector on any date other than a rider anniversary, the minimum annuitization value will be adjusted downward if your policy value has decreased since the last rider anniversary (or the rider date for annuitizations within the first rider year). The adjusted minimum annuitization value will equal:
 .  the policy value on the date you annuitize; plus
 .  the minimum annuitization value on the most recent rider anniversary (or the rider date for annuitizations within the first rider year); minus
 . the policy value on the most recent rider anniversary (or the rider date for annuitizations within the first rider year).

The minimum annuitization value will not be adjusted if:
 . you annuitize on a rider anniversary; or . your policy value has increased since the last rider anniversary (or the rider date for annuitizations within the first rider year).

Annuity Factor Age Adjustment. If you annuitize using the family income protector before the 10th rider anniversary, the first payment will be calculated with an annuity factor age adjustment which subtracts up to 10 years from your age resulting in all payments being lower than if an annuity factor age adjustment was not used. See the SAI for information concerning the calculation of the initial payment. The age adjustment is as follows:

 Number of Years                                          Age Adjustment:
    Since the                                             Number of Years
   Rider Date                                         Subtracted from Your Age
------------------------------------------------------------------------------
       0-1                                                       10
------------------------------------------------------------------------------
       1-2                                                        9
------------------------------------------------------------------------------
       2-3                                                        8
------------------------------------------------------------------------------
       3-4                                                        7
------------------------------------------------------------------------------
       4-5                                                        6
------------------------------------------------------------------------------
       5-6                                                        5
------------------------------------------------------------------------------
       6-7                                                        4
------------------------------------------------------------------------------
       7-8                                                        3
------------------------------------------------------------------------------
       8-9                                                        2
------------------------------------------------------------------------------
      9-10                                                        1
------------------------------------------------------------------------------
       >10                                                        0

Please note that the minimum annuitization value is used solely to calculate the family income protector annuity payments. The family income protector does not establish or guarantee policy value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial factors, the level of lifetime income that it guarantees may be less than the level that would be provided by application of the policy value at otherwise applicable adjusted annuity factors. Therefore, the family income protector should be regarded as a safety net. The costs of annuitizing under the family income protector include the guaranteed payment fee, and also the lower payout levels inherent in the annuity tables used for those minimum payouts (which may also include an annuity factor age adjustment). These costs should be balanced against the benefits of a minimum payout level.

In addition to the annual growth rate, other benefits and fees under the rider (the rider fee, the fee waiver threshold, guaranteed payment fee, and the annuity factor age adjustment) are also guaranteed not to change after the rider is added. However, all of these benefit specifications may change if you elect to upgrade the minimum annuitization value.

Minimum Annuitization Value Upgrade. You can upgrade your minimum annuitization value to the policy value at any time before your 95th birthday.

If you upgrade:
 .  the current rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees; and . the new rider's specified benefits and fees may not be as advantageous as before.

It generally will not be to your advantage to upgrade unless your policy value exceeds your minimum annuitization value at that time.

Conditions of Exercise of the Family Income Protector. You can annuitize using the family income protector at any time before your 95th birthday. For your convenience, we will put the last date to annuitize using the family income protector on page one of the rider.

Note Carefully:
 . If you annuitize at any time other than a rider anniversary, there may be a negative adjustment to your minimum annuitization value. See "Minimum Annuitization Value Adjustment."
 .  If you annuitize before the 10th rider anniversary there will be an annuity factor age adjustment. See "Annuity Factor Age Adjustment."
 . If you take a withdrawal during the rider year that you annuitize, your minimum annuitization value will be reduced to reflect the withdrawal and will likely be subject to a negative minimum annuitization value adjustment.

Guaranteed Minimum Stabilized Payments. Annuity payments under the family income protector are guaranteed to never be less than the initial payment. See the SAI for information concerning the calculation of the initial payment. The payments will also be "stabilized" or held constant during each rider year.

During the first rider year after annuitizing using the family income protector, each stabilized payment will equal the initial payment. On each rider anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for that rider year. The stabilized payment on each rider anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options. See the SAI for additional information concerning stabilized payments.

Family Income Protector Rider Fee. A rider fee, currently 0.35% of the minimum annuitization value on the rider anniversary, is charged annually prior to annuitization. We will also charge this fee upon termination. The rider fee is deducted from each variable investment option in proportion to the amount of policy value in each subaccount.

The rider fee on any given rider anniversary will be waived if the policy value exceeds the fee waiver threshold. The fee waiver threshold currently is two times the minimum annuitization value. PFL may, at its discretion, change the fee waiver threshold in the future, but it will never be greater than two and one-half times the minimum annuitization value.

Guaranteed Payment Fee. A guaranteed payment fee, currently equal to an effective annual rate of 1.25% of the daily net asset value in the separate account, is reflected in the amount of the variable payments you receive if you annuitize under the family income protector rider.

Termination. The family income protector will terminate upon the earliest of the following:
 .  the date we receive written notice from you requesting termination of the family income protector;
 . annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the minimum annuitization value under the family income protector);
 .  upgrade of the minimum annuitization value (although a new rider will be issued);
 .  termination of your policy; or
 . 30 days after the last date to elect the benefit as shown on page 1 of the rider.

                       STATEMENT OF ADDITIONAL INFORMATION

                            RETIREMENT INCOME BUILDER
                                VARIABLE ANNUITY

                                 Issued through

                   RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT
           (FORMERLY PFL RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT)

                                   Offered by

                       TRANSAMERICA LIFE INSURANCE COMPANY
                      (FORMERLY PFL LIFE INSURANCE COMPANY)

                            4333 Edgewood Road, N.E.
                          Cedar Rapids, Iowa 52499-0001

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Retirement Income Builder Variable Annuity offered by Transamerica Life Insurance Company ("Transamerica"). You may obtain a copy of the prospectus dated May 1, 2001, by calling 1-800-525-6205, or by writing to the Administrative and Service Office, Financial Markets Division-Variable Annuity Dept., 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and for the underlying fund portfolios.


Dated:   May 1, 2001

                                TABLE OF CONTENTS

                                                                           Page
                                                                           ----
GLOSSARY OF TERMS..........................................................  3
THE POLICY--GENERAL PROVISIONS.............................................  6
     Owner.................................................................  6
     Entire Policy.........................................................  6
     Misstatement of Age or Sex............................................  6
     Addition, Deletion, or Substitution of Investments....................  7
     Excess Interest Adjustment............................................  7
     Reallocation of Annuity Units After the Annuity Commencement Date..... 11
     Annuity Payment Options............................................... 12
     Death Benefit......................................................... 13
     Death of Owner........................................................ 15
     Assignment............................................................ 15
     Evidence of Survival.................................................. 15
     Non-Participating..................................................... 15
     Amendments............................................................ 15
     Employee and Agent Purchases.......................................... 15
CERTAIN FEDERAL INCOME TAX CONSEQUENCES.................................... 16
     Tax Status of the Policy.............................................. 16
     Taxation of Transamerica.............................................. 19
INVESTMENT EXPERIENCE...................................................... 19
     Accumulation Units.................................................... 20
     Annuity Unit Value and Annuity Payment Rates.......................... 21
FAMILY INCOME PROTECTOR--ADDITIONAL INFORMATION............................ 23
BENEFICIARY EARNINGS ENHANCEMENT RIDER--ADDITIONAL INFORMATION............. 25
HISTORICAL PERFORMANCE DATA................................................ 26
     Money Market Yields................................................... 26
     Other Subaccount Yields............................................... 27
     Total Returns......................................................... 27
     Other Performance Data................................................ 28
     Adjusted Historical Performance Data.................................. 28
PUBLISHED RATINGS.......................................................... 28
STATE REGULATION OF TRANSAMERICA........................................... 28
ADMINISTRATION............................................................. 29
RECORDS AND REPORTS........................................................ 29
DISTRIBUTION OF THE POLICIES............................................... 29
VOTING RIGHTS.............................................................. 29
OTHER PRODUCTS............................................................. 30
CUSTODY OF ASSETS.......................................................... 30
LEGAL MATTERS.............................................................. 30
INDEPENDENT AUDITORS....................................................... 30
OTHER INFORMATION.......................................................... 30
FINANCIAL STATEMENTS....................................................... 30

                                GLOSSARY OF TERMS

Accumulation Unit--An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value--An amount equal to the policy value increased or decreased by any excess interest adjustments applied at the time of surrender or on the annuity commencement date.

Administrative and Service Office--Financial Markets Division, Variable Annuity Department, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Annuitant--The person during whose life any annuity payments involving life contingencies will continue.

Annuity Commencement Date--The date upon which annuity payments are to commence. The annuity commencement date may not be later than the last day of the policy month starting after the annuitant attains age 85, except as expressly allowed by Transamerica. In no event will this date be later than the last day of the month following the month in which the annuitant attains age 95. The annuity commencement date may be required to be earlier for qualified policies.

Annuity Payment Option--A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit--An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Application--A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Beneficiary--The person who has the right to the death benefit set forth in the policy.

Business Day--A day when the New York Stock Exchange is open for business.

Cash Value--The adjusted policy value less any applicable surrender charge and less any rider fees (imposed upon surrender).

Code--The Internal Revenue Code of 1986, as amended.

Cumulative Free Percentage--The percentage (as applied to the policy value) which is available free of any surrender charge.

Excess Interest Adjustment ("EIA")--A positive or negative adjustment to amounts surrendered upon partial or full surrenders from the fixed account guaranteed period options, or to amounts applied to annuity payment options. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Excess Partial Surrender (EPW)--The portion of a partial surrender (surrender) that exceeds the cumulative free percentage.

Fixed Account--One or more investment choices under the policy that are part of Transamerica's general assets and are not in the separate account.

Guaranteed Period Options--The various guaranteed interest rate periods of the fixed account which Transamerica may offer and into which premium payments may be paid or amounts transferred.

Nonqualified Policy--A policy other than a qualified policy.

Owner--The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner or a successor owner in the information that we require to issue a policy.

Policy Value--On or before the annuity commencement date, the policy value is equal to the owner's:

 .    premium payments; minus

 .    partial surrenders (including the net effect of any applicable excess interest adjustments and/or surrender charges on such surrenders); plus

 .    interest credited in the fixed account; plus or minus

 .    accumulated gains or losses in the separate account; minus

 .    service charges, premium taxes, rider fees and transfer fees, if any.

Policy Year--A policy year begins on the policy date in which the policy becomes effective and on each anniversary thereof.

Premium Payment--An amount paid to Transamerica by the owner or on the owner's behalf as consideration for the benefits provided by the policy.

Qualified Policy--A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account--The Retirement Income Builder Variable Annuity division of the Retirement Builder Variable Annuity Account (formerly PFL Retirement Builder Variable Annuity Account). The Retirement Builder Variable Annuity Account is a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, (the "1940 Act"), as amended, to which premium payments under the policies may be allocated.

Service Charge--There is an annual service charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $30, but in no event will this charge be more than 2% of the policy value.

Subaccount--A subdivision within the separate account, the assets of which are invested in a specified portfolio of the underlying funds.

Successor Owner--A person appointed by the owner to succeed to ownership of the policy in the event of the death of the owner who is not the annuitant before the annuity commencement date.

Surrender Charge--The applicable contingent deferred sales charge, assessed on certain full or partial surrenders of premium payments to cover expenses relating to the sale of the policies.

Valuation Period--The period of time from one determination of accumulation unit and annuity unit values to the next subsequent determination of values. Such determinations shall be made on each business day.

Variable Annuity Payment(s)--Payment(s) made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice--Written notice, signed by the owner, that gives Transamerica the information it requires and is received at the administrative and service office. For some transactions, Transamerica may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements Transamerica establishes for such notices.

In order to supplement the description in the prospectus, the following provides additional information about Transamerica and the policy, which may be of interest to a prospective purchaser.

                         THE POLICY--GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an application and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with Transamerica's consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of the owner's spouse in a community or marital property state.

Unless Transamerica has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

A successor owner can be named in the application or in a written notice. The successor owner will become the new owner upon your death, if you predecease the annuitant. If no successor owner survives you and you predecease the annuitant, your estate will become the owner.

Note Carefully. If the owner does not name a successor owner, the owner's estate will become the new owner if the owner predeceases the annuitant. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless Transamerica has received written notice of the trust as a successor owner signed prior to the owner's death, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no successor owner is named in a written notice received by Transamerica.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner or successor owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment Transamerica has made or action Transamerica has taken before recording the change. Changing the owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

If ownership is transferred (except to the owner's spouse) because the owner dies before the annuitant, the adjusted policy value generally must be distributed to the successor owner within five years of the owner's death, or if the first payment begins within one year of the owner's death, payments must be made for a period certain which does not exceed that successor owner's life expectancy.

Entire Policy

The policy, any endorsements thereon, the application, and information provided in lieu thereof, constitute the entire contract between Transamerica and the owner. All statements in the application are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the application or information provided in lieu thereof.

Misstatement of Age or Sex

If the age or sex of the annuitant has been misstated, Transamerica will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by Transamerica shall be paid in full with the next payment due such person or the beneficiary.

The dollar amount of any overpayment made by Transamerica due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant may be established at any time by the submission of proof satisfactory to Transamerica.

Addition, Deletion, or Substitution of Investments

Transamerica cannot and does not guarantee that any of the subaccounts or portfolios will always be available for premium payments, allocations, or transfers. Transamerica retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. Transamerica reserves the right to eliminate the shares of any portfolio held by a subaccount and/or to substitute shares of another portfolio of the underlying funds, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in Transamerica's judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, substitutions of shares attributable to an owner's interest in a subaccount will not be made without prior notice to the owner and the prior approval of the Securities and Exchange Commission (SEC). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from effecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in the sole discretion of Transamerica, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Transamerica. Each additional subaccount will purchase shares in a underlying fund portfolio or other investment vehicle. Transamerica may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Transamerica will notify owners and request a reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by the owner, Transamerica will reinvest the amounts invested in the eliminated subaccount in the subaccount that invests in the Fidelity - VIP Money Market portfolio (or in a similar portfolio of money market instruments) or in another subaccount, if appropriate.

In the event of any such substitution or change, Transamerica may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts. To the extent permitted by applicable law, Transamerica also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying funds, or substitute a new fund for an existing fund.

Excess Interest Adjustment

Money that you surrender from (or apply to an annuity payment option from) a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a surrender, if interest rates Transamerica sets have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the amount paid into it, less any prior partial surrenders and transfers from that guaranteed period option, plus interest at the policy's minimum guaranteed effective annual interest rate of 3%. This is referred to as the excess interest adjustment floor.

The formula which will be used to determine the excess interest adjustment is:

                                S*(G -C)* (M/12)

S = Gross amount being surrendered that is subject to the excess interest adjustment

G  = Guaranteed Interest Rate applicable to S.


C = Current Guaranteed Interest Rate then being offered on new premium payments for the next longer guaranteed period than "M". If this policy form or such a guaranteed period is no longer offered, "C" will be the U.S. Treasury rate for the next longer maturity (in whole years) than "M" on the 25th day of the previous calendar month, plus up to 2%.

M = Number of months remaining in the current guaranteed period, rounded up to the next higher whole number of months.

*  = multiplication

/\ = exponentiation

                Example 1 (Full Surrender, rates increase by 3%):
-----------------------------------------------------------------------------------------------------------------
  Single premium:                                            $50,000
-----------------------------------------------------------------------------------------------------------------
  Guarantee period:                                          5 Years
-----------------------------------------------------------------------------------------------------------------
  Guarantee rate:                                            5.50% per annum
-----------------------------------------------------------------------------------------------------------------
  Full surrender:                                            middle of contract year 3
-----------------------------------------------------------------------------------------------------------------
  Policy value at middle of contract year 3                  = 50,000* (1.055) /\ 2.5 = 57,161.18
-----------------------------------------------------------------------------------------------------------------
  Surrender charge free amount at middle of                  = 57,161.18* .30 = 17,148.35
  Policy year 3
-----------------------------------------------------------------------------------------------------------------
  Excess interest adjustment free amount at middle of policy = 57,161.18 -50,000 = 7,161.18 year 3
-----------------------------------------------------------------------------------------------------------------
  Amount subject to excess interest adjustment               = 57,161.18 -7,161.18 = 50,000.00
-----------------------------------------------------------------------------------------------------------------
  Excess interest adjustment floor                           = 50,000* (1.03) /\ 2.5 = 53,834.80
-----------------------------------------------------------------------------------------------------------------
  Excess interest adjustment
-----------------------------------------------------------------------------------------------------------------
  G =  .055
-----------------------------------------------------------------------------------------------------------------
  C =  .085
-----------------------------------------------------------------------------------------------------------------
  M =  30
-----------------------------------------------------------------------------------------------------------------
  Excess interest adjustment                                 = S* (G -C)* (M/12)
-----------------------------------------------------------------------------------------------------------------
                                                             = 50,000.00* (.055 -.085)* (30/12)
-----------------------------------------------------------------------------------------------------------------
                                                             = -3,750.00, but excess interest adjustment
                                                             cannot cause the adjusted policy value to fall
                                                             below the excess interest adjustment floor, so the
                                                             adjustment is limited to 53,834.80 -57,161.18 =
                                                             -3,326.38
-----------------------------------------------------------------------------------------------------------------
  Adjusted policy value                                      = policy value + excess interest adjustment
                                                             = 57,161.18 -3,326.38 = 53,834.80
-----------------------------------------------------------------------------------------------------------------
  Surrender charge                                           = (50,000 -17,148.35)* .06 = 1,971.10
-----------------------------------------------------------------------------------------------------------------
  Cash value at middle of policy year 3                      = policy value + excess interest adjustment -
                                                             surrender charge
-----------------------------------------------------------------------------------------------------------------
                                                             = 57,161.18 -3,326.38 -1,971.10
-----------------------------------------------------------------------------------------------------------------
                                                             = 51,863.70
-----------------------------------------------------------------------------------------------------------------


                         Example 2 (Full Surrender, rates decrease by 1%):
-----------------------------------------------------------------------------------------------------------------
  Single premium:                                            $50,000
-----------------------------------------------------------------------------------------------------------------
  Guarantee period:                                          5 Years
-----------------------------------------------------------------------------------------------------------------
  Guarantee rate:                                            5.50% per annum
-----------------------------------------------------------------------------------------------------------------
  Full surrender:                                            middle of contract year 3
-----------------------------------------------------------------------------------------------------------------
  Policy value at middle of policy year 3                    = 50,000* (1.055) /\ 2.5 = 57,161.18
-----------------------------------------------------------------------------------------------------------------
  Surrender charge free amount at middle of                  = 57,161.18* .30 = 17,148.35
  Policy year 3
-----------------------------------------------------------------------------------------------------------------
  Excess interest adjustment free amount at middle of policy = 57,161.18 -50,000 = 7,161.18 year 3
-----------------------------------------------------------------------------------------------------------------
  Amount subject to excess interest adjustment               = 57,161.18 -7,161.18 = 50,000.00
-----------------------------------------------------------------------------------------------------------------
  Excess interest adjustment floor                           = 50,000* (1.03) /\ 2.5 = 53,834.80
-----------------------------------------------------------------------------------------------------------------
  Excess interest adjustment
-----------------------------------------------------------------------------------------------------------------
  G =  .055
-----------------------------------------------------------------------------------------------------------------
  C =  .045
-----------------------------------------------------------------------------------------------------------------
  M =  30
-----------------------------------------------------------------------------------------------------------------
  Excess interest adjustment                                 = S* (G -C)* (M/12)
-----------------------------------------------------------------------------------------------------------------
                                                             = 50,000* (.055 -.045)* (30/12)
-----------------------------------------------------------------------------------------------------------------
                                                             = 1,250.00
-----------------------------------------------------------------------------------------------------------------
  Adjusted policy value                                      = policy value + excess interest adjustment
-----------------------------------------------------------------------------------------------------------------
                                                             = 57,161.18 + 1,250.00 = 58,411.18
-----------------------------------------------------------------------------------------------------------------
  Surrender charge                                           = (50,000 -17,148.35)* .06 = 1,971.10
-----------------------------------------------------------------------------------------------------------------
  Cash value at middle of policy year 3                      = policy value + excess interest adjustment
                                                             -surrender charge
-----------------------------------------------------------------------------------------------------------------
                                                             = 57,161.18 + 1,250 -1,971.10
-----------------------------------------------------------------------------------------------------------------
                                                             = 56,440.08
-----------------------------------------------------------------------------------------------------------------

On a partial surrender, Transamerica will pay the owner the full amount of surrender requested (as long as the policy value is sufficient). Surrender charge--Free surrenders will reduce the policy value by the amount surrendered. Amounts surrendered in excess of the surrender charge--Free amount will reduce the policy value by an amount equal to:

                                    X -Y + Z

X = excess partial surrender = requested surrender less surrender charge--free amount

A = amount of partial surrender which is subject to excess interest adjustment = requested surrender--excess interest adjustment--free amount, where excess interest adjustment--free amount = cumulative interest credited at time of, but prior to, surrender.

Y = excess interest adjustment = (A)*(G -C)*(M/12) where G, C, and M are defined above, with "A" substituted for "S" in the definition of G and M.

Z  = surrender charge on X minus Y.

                     Example 3 (Partial Surrender, rates increase by 1%):
--------------------------------------------------------------------------------------------------------
  Single premium:                                            $50,000
--------------------------------------------------------------------------------------------------------
  Guarantee period:                                          5 Years
--------------------------------------------------------------------------------------------------------
  Guarantee rate:                                            5.50% per annum
--------------------------------------------------------------------------------------------------------
  Partial surrender:                                         $30,000; middle of contract year 3
--------------------------------------------------------------------------------------------------------
  Policy value at middle of policy year 3                    = 50,000* (1.055) /\ 2.5 = 57,161.18
--------------------------------------------------------------------------------------------------------
  Surrender charge free amount at middle of policy year 3    = 57,161.18* .30 = 17,148.35
--------------------------------------------------------------------------------------------------------
  Excess interest adjustment free amount at middle of policy = 57,161.18 -50,000 = 7,161.18 year 3
--------------------------------------------------------------------------------------------------------
  Excess interest adjustment/surrender charge
--------------------------------------------------------------------------------------------------------
  X =  30,000 -17,148.35 = 12,851.65
--------------------------------------------------------------------------------------------------------
  A =  30,000 -7,161.18 = 22,838.82
--------------------------------------------------------------------------------------------------------
  G =  .055
--------------------------------------------------------------------------------------------------------
  C =  .065
--------------------------------------------------------------------------------------------------------
  M =  30
--------------------------------------------------------------------------------------------------------
  Y =  22,838.82* (.055 -.065)* (30/12) = -570.97
--------------------------------------------------------------------------------------------------------
  Z =  .06* [12,851.65 -(-570.97)] = 805.36
--------------------------------------------------------------------------------------------------------
  Reduction to policy value due to surrender charge--        = 17,148.35
  free surrender
--------------------------------------------------------------------------------------------------------
  Reduction to policy value due to excess surrender          = X -Y + Z
--------------------------------------------------------------------------------------------------------
                                                             = 12,851.65 -(-570.97) + 805.36
--------------------------------------------------------------------------------------------------------
                                                             = 14,227.98
--------------------------------------------------------------------------------------------------------
  Policy value after surrender at middle of policy year 3    = 57,161.18 -[17,148.35 + 14,227.98]
--------------------------------------------------------------------------------------------------------
                                                             = 57,161.18 -[17,148.35 + 12,851.65
                                                             -(-570.97) + 805.36]
--------------------------------------------------------------------------------------------------------
                                                             = 57,161.18 -[30,000 -(-570.97) + 805.36]
--------------------------------------------------------------------------------------------------------
                                                             = 57,161.18 -31,376.33 = 25,784.85
--------------------------------------------------------------------------------------------------------

                       Example 4 (Partial Surrender, rates decrease by 1%):
-----------------------------------------------------------------------------------------------------------------
  Single premium:                                            $50,000
-----------------------------------------------------------------------------------------------------------------
  Guarantee period:                                          5 Years
-----------------------------------------------------------------------------------------------------------------
  Guarantee rate:                                            5.50% per annum
-----------------------------------------------------------------------------------------------------------------
  Partial surrender:                                         $30,000; middle of contract year 3
-----------------------------------------------------------------------------------------------------------------
  Policy value at middle of policy year 3                    = 50,000* (1.055) /\ 2.5 = 57,161.18
-----------------------------------------------------------------------------------------------------------------
  Surrender charge free amount at middle of  policy year 3   = 57,161.18* .30 = 17,148.35
-----------------------------------------------------------------------------------------------------------------
  Excess interest adjustment free amount at middle of policy = 57,161.18 -50,000 = 7,161.18 year 3
-----------------------------------------------------------------------------------------------------------------
  Excess interest adjustment/surrender charge
-----------------------------------------------------------------------------------------------------------------
  X = 30,000--17,148.35 = 12,851.65
-----------------------------------------------------------------------------------------------------------------
  A = 30,000--7,161.18 = 22,838.82
-----------------------------------------------------------------------------------------------------------------
  G = .055
-----------------------------------------------------------------------------------------------------------------
  C = .045
-----------------------------------------------------------------------------------------------------------------
  M = 30
-----------------------------------------------------------------------------------------------------------------
  Y = 22,838.82* (.055--.045)* (30/12) = 570.97
-----------------------------------------------------------------------------------------------------------------
  Z = .06* [12,851.65--(570.97)] = 736.84
-----------------------------------------------------------------------------------------------------------------
  Reduction to policy value due to surrender charge--        = 17,148.35
   Free surrender
-----------------------------------------------------------------------------------------------------------------
  Reduction to policy value due to excess surrender          = X -Y + Z
-----------------------------------------------------------------------------------------------------------------
                                                             = 12,851.65 -570.97 + 736.84
-----------------------------------------------------------------------------------------------------------------
                                                             = 13,017.52
-----------------------------------------------------------------------------------------------------------------
  Policy value after surrender at middle of policy year 3    = 57,161.18 -[17,148.35 + 13,017.52]
-----------------------------------------------------------------------------------------------------------------
                                                             = 57,161.18 -[17,148.35 + 12,851.65 -570.97
                                                               + 736.84]
-----------------------------------------------------------------------------------------------------------------
                                                             = 57,161.18 -[30,000 /\(570.97) + 736.84]
-----------------------------------------------------------------------------------------------------------------
                                                             = 57,161.18 -30,165.87 = 26,995.31
-----------------------------------------------------------------------------------------------------------------

Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, the owner may reallocate the value of a designated number of annuity units of a subaccount of the separate account then credited to a policy into an equal value of annuity units of one or more other subaccounts of the separate account, or the fixed account. An annuity unit is an accounting unit used in the calculation of the amount of the second and each subsequent variable annuity payment. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, Transamerica reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to Transamerica's administrative and service office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options

Note: Portions of the following discussion do not apply to annuity payments under the Family Income Protector ("FIP"). See Family Income Protector section of this SAI.

During the lifetime of the annuitant and prior to the annuity commencement date, the owner may choose an annuity payment option or change the election, but written notice of any election or change of election must be received by Transamerica at its administrative and service office at least thirty (30) days prior to the annuity commencement date. If no election is made prior to the annuity commencement date, annuity payments will be made under (i) Payment Option 3, life income with fixed (level) payments for 10 years certain, using the existing adjusted policy value of the fixed account, or (ii) under Payment Option 3, life income with variable payments for 10 years certain using the existing policy value of the separate account, or (iii) in a combination of (i) and (ii).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid guaranteed amount Transamerica has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells Transamerica in writing and Transamerica agrees.

Variable Payment Options. The dollar amount of the first variable annuity
-------------------------
payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For regular annuity payments (i.e., payments that are not under the family income protector) the tables are based on a 5% effective annual Assumed Investment Return and the "1983 Table a" (male, female, and unisex if required by law) mortality table with projection using projection Scale G factors, assuming a maturity date in the year 2000. ("The 1983 Table a" mortality rates are adjusted based on improvements in mortality since 1983 to more appropriately reflect increased longevity. This is accomplished using a set of improvement factors referred to as projection scale G.) The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable
--------------------------------------------
payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant's actual age nearest birthday, on the annuity commencement date, adjusted as follows:

        Annuity Commencement Date                 Adjusted Age
        -------------------------                 ------------
                2001-2010                      Actual Age minus 1
                2011-2020                      Actual Age minus 2
                2021-2030                      Actual Age minus 3
                2031-2040                      Actual Age minus 4
               After 2040                 As determined by Transamerica


This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment. Larger adjustments may be made for certain family income protector annuity payments.

Determination of Additional Variable Payments. All variable annuity payments
----------------------------------------------
other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, and is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit

Adjusted Partial Surrender. The amount of your guaranteed minimum death benefit is reduced due to a partial surrender called the adjusted partial surrender. The reduction amount depends on the relationship between your guaranteed minimum death benefit and policy value. The adjusted partial surrender is the sum of (1) and (2), where:

(1)  The surrender charge-free surrender amount taken; and
(2) The amount that an excess partial surrender (the portion of a surrender that can be subject to a surrender charge) reduces the policy value times [(a) divided by (b)] where:
     (a) is the amount of the death benefit prior to the excess partial surrender; and
     (b) is the policy value prior to the excess partial surrender.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

-----------------------------------------------------------------------------------------------------------------
                                                   EXAMPLE 1
                                          (Assumed Facts for Example)
-----------------------------------------------------------------------------------------------------------------
  $75,000     current guaranteed minimum death benefit before surrender
-----------------------------------------------------------------------------------------------------------------
  $50,000     current policy value before surrender
-----------------------------------------------------------------------------------------------------------------
  $75,000     current death benefit (larger of policy value and guaranteed minimum death benefit)
-----------------------------------------------------------------------------------------------------------------
  6%          current surrender charge percentage
-----------------------------------------------------------------------------------------------------------------
  $15,000     requested surrender
-----------------------------------------------------------------------------------------------------------------
  $10,000     surrender charge-free amount (assumes 20% cumulative free percentage is available)
-----------------------------------------------------------------------------------------------------------------
  $5,000      excess partial surrender (amount subject to surrender charge)
-----------------------------------------------------------------------------------------------------------------
  $100        excess interest adjustment--(assumes interest rates have decreased since initial guarantee)
-----------------------------------------------------------------------------------------------------------------
  $294        surrender charge on (excess partial surrender less excess interest adjustment)=0.06*(5000in-100)
-----------------------------------------------------------------------------------------------------------------
  $5,194      reduction in policy value due to excess partial surrender = 5000-100+294
-----------------------------------------------------------------------------------------------------------------
  $17,791     adjusted partial surrender = $10,000+ [$5,194 * (75,000/50,000)]
-----------------------------------------------------------------------------------------------------------------
  $57,209     New guaranteed minimum death benefit (after surrender) = 75,000 - 17,791
-----------------------------------------------------------------------------------------------------------------
  $34,806     New policy value (after surrender)=50,000 -10,000-5,194
-----------------------------------------------------------------------------------------------------------------

    Summary:
  Reduction in guaranteed minimum death benefit         = $17,791
  Reduction in policy value                             = $15,194

Note, guaranteed minimum death benefit is reduced more than the policy value since the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.

---------------------------------------------------------------------------------------------------------------------
                                                     EXAMPLE 2
                                            (Assumed Facts for Example)
---------------------------------------------------------------------------------------------------------------------
  $50,000     current guaranteed minimum death benefit before surrender
---------------------------------------------------------------------------------------------------------------------
  $75,000     current policy value before surrender
---------------------------------------------------------------------------------------------------------------------
  $75,000     current death benefit (larger of policy value and guaranteed minimum death benefit)
---------------------------------------------------------------------------------------------------------------------
  6%          current surrender charge percentage
---------------------------------------------------------------------------------------------------------------------
  $15,000     requested surrender
---------------------------------------------------------------------------------------------------------------------
  $11,250     surrender charge-free amount (assumes 15% cumulative free percentage is available)
---------------------------------------------------------------------------------------------------------------------
  $3,750      excess partial surrender (amount subject to surrender charge)
---------------------------------------------------------------------------------------------------------------------
  $-100       excess interest adjustment--(assumes interest rates have increased since initial guarantee)
---------------------------------------------------------------------------------------------------------------------
  $  231      surrender charge on (excess partial surrender less excess interest adjustment)=0.06*[(3750-(-100))]
---------------------------------------------------------------------------------------------------------------------
  $4,081      reduction in policy value due to EPW=3750-(-100) +231 =3750 + 100 +231
---------------------------------------------------------------------------------------------------------------------
  $15,331     Adjusted Partial Surrender = $11,250+ [$4,081 * (75,000/75,000)]
---------------------------------------------------------------------------------------------------------------------
  $34,669     New guaranteed minimum death benefit (after surrender) = 50,000 -15,331
---------------------------------------------------------------------------------------------------------------------
  $59,669     New policy value (after surrender)=75,000 - 11,250 - 4,081
---------------------------------------------------------------------------------------------------------------------

  Summary:
  Reduction in guaranteed minimum death benefit         = $15,331
  Reduction in policy value                             = $15,331

Note, guaranteed minimum death benefit and policy value are reduced by the same amount since the policy value was higher than the guaranteed minimum death benefit just prior to the surrender.

Due proof of death of the annuitant is proof that the annuitant who is the owner died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to Transamerica, will constitute due proof of death. Upon receipt of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as Transamerica has sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

Distribution Requirements. If the annuitant was an owner, the death benefit must
--------------------------
(1) be distributed within five years of the date of the deceased owner's death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner's death and must be made for the beneficiary's lifetime or for a period certain (so long as any period certain does not exceed the beneficiary's life expectancy). Death proceeds which are not paid to or for the benefit of a natural person must be distributed within five years of the date of the deceased owner's death. If the sole beneficiary is the deceased owner's surviving spouse, however, such spouse may elect to continue the policy as the new annuitant and owner instead of receiving the death benefit. (See "Certain Federal Income Tax Consequences")

If the annuitant is not an owner, and an owner dies prior to the annuity commencement date, a successor owner may surrender the policy at any time for the amount of the adjusted policy value. If the successor owner is not the deceased owner's spouse, however, the adjusted policy value must be distributed:
(1) within five years after the date of the deceased owner's death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner's death and must be made for the successor owner's lifetime or for a period certain (so long as any period certain does not exceed the successor owner's life expectancy). If the sole successor owner is the deceased owner's surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.

Beneficiary. The beneficiary designation in the application will remain in
------------
effect until changed. The owner may change the designated beneficiary by sending written notice to Transamerica. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the Notice is received by Transamerica. Transamerica will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally.

Death of Owner

Federal tax law requires that if any owner (including any joint owner or any successor owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary; (2) the owner is not a natural person and the primary annuitant dies or is changed; or (3) any owner dies after the annuity commencement date. See "Certain Federal Income Tax Consequences" below for more information about these rules. Other rules may apply to qualified policies.

Assignment

During the lifetime of the annuitant the owner may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on Transamerica until a copy has been filed at its administrative and service office. The rights and benefits of the owner and beneficiary are subject to the rights of the assignee. Transamerica assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless you so direct by filing written notice with Transamerica, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary's creditors.

Ownership under qualified policies is restricted to comply with the Code.

Evidence of Survival

Transamerica reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until Transamerica receives such evidence.

Non-Participating

The policy will not share in Transamerica's surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by Transamerica and approved by one of Transamerica's officers. No registered representative has authority to change or waive any provision of the policy.

Transamerica reserves the right to amend the policy to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their spouse or minor children, or by an officer, director, trustee or bona-fide full-time employee of

Transamerica or its affiliated companies or their spouse or minor children. In such a case, Transamerica may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs Transamerica experiences on those purchases. The credit will be reported to the Internal Revenue Service as taxable income to the employee or registered representative. Transamerica may offer certain employer sponsored savings plans, in its discretion reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which Transamerica is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.


                     CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Internal Revenue Code of 1986, as amended, proposed and final Treasury Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Policy

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.


Diversification Requirements. Section 817(h) of the Code provides that in order
----------------------------
for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. (ss.) 1.817-5) apply a diversification requirement to each of the subaccounts of the separate account. The separate account, through the underlying funds and their portfolios, intends to comply with the diversification requirements of the Treasury. Transamerica has entered into agreements regarding participation in the Retirement Income Builder that require the underlying funds and their portfolios to be operated in compliance with the Treasury regulations.

Owner Control. In certain circumstances, owners of variable annuity contracts
-------------
may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contractowner's gross income. Several years ago, the Internal Revenue Service stated in published rulings that a variable contractowner will be considered the owner of separate account assets if the contractowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of underlying assets."


The ownership rights under the contract are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that contractowners were not owners of separate account assets. For example, the owner of a policy has the choice of more subaccounts in which to allocate premiums and policy values, and may be able to transfer among these accounts more frequently than in such rulings. These differences could result in policyowners being treated as the owners of the assets of the separate account. In addition,

Transamerica does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. Transamerica therefore reserves the right to modify the policies as necessary to attempt to prevent the policyowners from being considered the owners of a pro rata share of the assets of the separate account.

Distribution Requirements. The Code also requires that nonqualified policies
-------------------------
contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within five years after such owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner's death occurs prior to the annuity commencement date, and such owner's surviving spouse is named the beneficiary, then the policy may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as the owner and any death or change of such primary annuitant shall be treated as the death of an owner. The policy contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.


Withholding. The portion of any distribution under a policy that is includable
-----------
in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified policies, "eligible rollover distributions" from Section 401(a) plans, Section 403(a) annuities, and Section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA. Different withholding requirement may apply in the case of non-United States persons.


Qualified Policies. The qualified policy is designed for use with several types
------------------
of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or Transamerica's policy administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law.


For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), or if the policy is a traditional individual retirement annuity, then distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

Transamerica makes no attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.


Individual Retirement Annuities. In order to qualify as a traditional individual
-------------------------------
retirement annuity under Section 408(b) of the Code, a policy must contain certain provisions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a successor owner or assign the policy as collateral security; (iii) the total premium payments for any calendar year on behalf of any individual may not exceed $2,000, except in the case of a rollover amount or contribution under Sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 701/2; (v) an annuity payment option with a Period Certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; and (vii) the entire interest of the owner is non-forfeitable. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

No part of the funds for an individual retirement account (including a Roth IRA) or annuity may be invested in a life insurance contract, but the regulations thereunder allow such funds to be invested in an annuity policy that provides a death benefit that equals the greater of the premiums paid or the cash value for the contract. The policy provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the policy as an IRA. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the policy, comports with IRA qualification requirements.


Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section
----------------------------------------------
408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $2,000. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000) or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature surrender penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public
--------------------
school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

Corporate Pension and Profit Sharing Plans and H.R. 10 Plans. Sections 401(a)
------------------------------------------------------------
and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in an pension or profit sharing plan. Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually
---------------------------
providing for a qualified plan (as that term is not used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political sub-divisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Non-natural Persons. Pursuant to Section 72(u) of the Code, an annuity contract
-------------------
held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the cash value as of the close of the taxable year and all previous distributions under the policy over (ii) the sum of the premium payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the policy. For these purposes, the policy value at year-end may have to be increased by any positive excess interest adjustment which could result from a full surrender at such time. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments and the owner should contact a competent tax adviser with respect to the potential tax consequences of an excess interest adjustment. Notwithstanding the preceding sentences in that paragraph, Section 72(u) of the Code does not apply to (i) a policy where the nominal owner is not a natural person but the beneficial owner of which is a natural person, (ii) a policy acquired by the estate of a decedent by reason of such decedent's death, (iii) a qualified policy (other than one qualifying under Section 457) or (iv) a single-payment annuity where the commencement date is no later than one year from the date of the single premium payment; such policies are taxed as described above under the heading "Taxation of Annuities."


Taxation of Transamerica


Transamerica at present is taxed as a life insurance company under part I of subchapter L of the Code. The separate account is treated as part of Transamerica and, accordingly, will not be taxed separately as a "regulated investment company" under subchapter M of the Code. Transamerica does not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by Transamerica with respect to the separate account, Transamerica may make a charge to the separate account.

                              INVESTMENT EXPERIENCE

A "Net Investment Factor" is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying funds less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

Upon allocation to the selected subaccount of the separate account, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the application is completed, whichever is later. The value of an accumulation unit was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.

An index (the "Net Investment Factor") which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The Net Investment Factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same from one valuation period to the next. The owner bears this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The Net Investment Factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

     (a)  is the net result of:

          (1) the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

          (2) the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

          (3) a per share credit or charge for any taxes determined by Transamerica to have resulted from the investment operations of the subaccount;

     (b) the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

     (c) is an amount representing the separate account charge and any optional benefit fees, if applicable.

              Illustration of Accumulation Unit Value Calculations Formula and Illustration for Determining the Net Investment Factor

                   (Assume either the 5% Annually Compounding
         Death Benefit or the Annual Step-Up Death Benefit is in effect and no optional riders or benefits are elected.)

Investment Experience Factor = (A + B - C) - E
                               -----------
                                    D

Where: A = The Net Asset Value of an underlying fund share as of the end of the current valuation period.
           Assume....................................................A = $11.57

       B = The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
           Assume.........................................................B = 0

       C =The per share charge or credit for any taxes reserved for at the end of the current valuation period.
          Assume..........................................................C = 0
       D =The Net Asset Value of an underlying fund share at the end of the immediately preceding valuation period.
          Assume.....................................................D = $11.40

       E =The daily deduction for mortality and expense risk fee and administrative charges, which (on these assumptions) totals 1.40% on an annual basis.
          On a daily basis....................................... = .0000380909


Then, the Investment Experience Factor = (11.57 + 0 - 0) - .0000380909 = Z
                               --------------
                                    11.40
= 1.0148741898

       Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

Where: A =The accumulation unit value for the immediately preceding valuation period.
          Assume........................................................ = $X
       B =The Net Investment Factor for the current valuation period.
          Assume......................................................... = Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed interest rate of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the assumed rate. The value of a variable annuity unit in each subaccount was established at $1.00 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

     (a) is the variable annuity unit value for that subaccount on the immediately preceding business day;

     (b) is the net investment factor for that subaccount for the valuation period; and

     (c)  is the investment result adjustment factor for the valuation period.

The investment result adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual Assumed Investment Return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

     (i)  is the result of:

          (1) the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

          (2) the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

          (3) a per share charge or credit for any taxes reserved for, which Transamerica determines to have resulted from the investment operations of the subaccount.

     (ii) is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.

     (iii) is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% (for the Return of Premium Death Benefit), or 1.40% (for the 5% Annually

          Compounding Death Benefit and the Annual Step-Up Death Benefit) of the daily net asset value of a fund share held in that subaccount. (For calculating annuity payments, the factor is 1.25% for all death benefits, but 2.50% for FIP annuity payments.)


The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the sex and adjusted age of the annuitant at the annuity commencement date. The policy also contains a table for determining the adjusted age of the annuitant.


               Illustration of Calculations for Annuity Unit Value
                          and Variable Annuity Payments
           Formula and Illustration for Determining Annuity Unit Value

Annuity unit value = A * B * C

Where: A =Annuity unit value for the immediately preceding valuation period.
          Assume...........................................................= $X

       B =Investment Experience Factor for the valuation period for which the annuity unit value is being calculated.*
          Assume...........................................................=  Y

       C =A factor to neutralize the assumed interest rate of 5% built into the annuity tables used.
          Assume...........................................................=  Z

   Then, the annuity unit value is:  $X * Y * Z = $Q


* For FIP annuity payments, this will reflect not only the 1.25% mortaliyt and expense risk fee and administrative charge, but also the 1.25% guaranteed payment fee.

                    Formula and Illustration for Determining
                Amount of First Monthly Variable Annuity Payment

First monthly variable annuity payment = A * B
                                         ------
                                         $1,000

Where: A =The policy value as of the annuity commencement date.
          Assume...........................................................= $X

       B =The Annuity purchase rate per $1,000 based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
          Assume...........................................................= $Y

Then, the first monthly variable  annuity payment = $X * $Y = $Z
                                                    --------
                                                      1,000

      Formula and Illustration for Determining the Number of Annuity Units
              Represented by Each Monthly Variable Annuity Payment

Number of annuity units =    A
                             -
                             B

Where: A =The dollar amount of the first monthly variable annuity payment.
          Assume..........................................................= $X

       B =The annuity unit value for the valuation date on which the first monthly payment is due.
          Assume..........................................................= $Y

Then, the number of annuity units = $X = Z
                                    --
                                    $Y

                 FAMILY INCOME PROTECTOR--ADDITIONAL INFORMATION


The amounts shown below are hypothetical guaranteed minimum monthly payment amounts under the "family income protector" for a $100,000 premium when annuity payments do not begin until the policy anniversary indicated in the left-hand column. These figures assume the following:

     .    there were no subsequent premium payments or surrenders;

     .    there were no premium taxes;

     .    the $100,000 premium is subject to the family income protector;

     . the annuitant is (or both annuitants are) 60 years old when the rider is issued;

     . the annual growth rate is 6.0% (once established an annual growth rate will not change during the life of the family income protector rider); and

     .    there was no upgrade of the minimum annuitization value.

Six different annuity payment options are illustrated: a male annuitant, a female annuitant and a joint and survivor annuity, each on a Life Only and a Life with 10 Year Certain basis. The figures below, which are the amount of the first monthly payment, are based on an assumed investment return of 3%. Subsequent payments will never be less than the amount of the first payment (although subsequent payments are calculated using a 5% assumed investment return).


Life Only = Life Annuity with No Period Certain               Life 10 = Life Annuity with 10 Years Certain

-------------------------------------------------------------------------------------------------------------------
     Rider Anniversary at
         Exercise Date                      Male                        Female               Joint & Survivor
-------------------------------------------------------------------------------------------------------------------
                                   Life Only       Life 10      Life Only     Life 10     Life Only     Life 10
-------------------------------------------------------------------------------------------------------------------
          10 (age 70)               $1,135          $1,067        $976         $949         $854         $852
-------------------------------------------------------------------------------------------------------------------
              15                     1,833          1,634         1,562        1,469        1,332        1,318
-------------------------------------------------------------------------------------------------------------------
          20 (age 80)                3,049          2,479         2,597        2,286        2,145        2,078
-------------------------------------------------------------------------------------------------------------------

This hypothetical illustration should not be deemed representative of past or future performance of any underlying variable investment option.


Surrenders will affect the minimum annuitization value as follows: Each policy year, surrenders up to the limit of the total free amount (the minimum annuitization value on the last policy anniversary multiplied by the annual growth rate) reduce the minimum annuitization value on a dollar-for-dollar basis. Surrenders over this free amount will reduce the minimum annuitization value on a pro rata basis by an amount equal to the minimum annuitization value immediately prior to the excess surrender multiplied by the percentage reduction in the policy value resulting from the excess surrender. The free amount will always be a relatively small fraction of the minimum annuitization value.


Examples of the effect of surrenders on the minimum annuitization value are as follows:

----------------------------------------------------------------------------------------
                               EXAMPLE 1
----------------------------------------------------------------------------------------
                              Assumptions
----------------------------------------------------------------------------------------
 .   minimum annuitization value on last policy anniversary:   $10,000
------------------------------------------------------------- --------------------------
 .   minimum annuitization value at time of distribution:      $10,500
------------------------------------------------------------- --------------------------
 .   policy value at time of distribution:                     $15,000
------------------------------------------------------------- --------------------------
 .   distribution amount:                                      $500
------------------------------------------------------------- --------------------------
 .   prior distribution in current policy year:                None
------------------------------------------------------------- --------------------------
                             Calculations
----------------------------------------------------------------------------------------
 .   maximum annual free amount:                               $10,000 x 6% = $600
------------------------------------------------------------- --------------------------
 .   policy value after distribution:                          $15,000 - $500 = $14,500
------------------------------------------------------------- --------------------------
 .   minimum annuitization value after distribution:           $10,500 - $500 = $10,000
------------------------------------------------------------- --------------------------


--------------------------------------------------------------------------------------------------------------------
                                 EXAMPLE 2
--------------------------------------------------------------------------------------------------------------------
                                Assumptions
--------------------------------------------------------------------------------------------------------------------
 .     minimum annuitization value on last policy anniversary:          $10,000
---------------------------------------------------------------------- ---------------------------------------------
 .     minimum annuitization value at time of distribution:             $10,500
---------------------------------------------------------------------- ---------------------------------------------
 .     policy value at time of distribution:                            $15,000
---------------------------------------------------------------------- ---------------------------------------------
 .     distribution amount:                                             $1,500
---------------------------------------------------------------------- ---------------------------------------------
 .     prior distribution in current policy year:                       $1,000
--------------------------------------------------------------------------------------------------------------------
                               Calculations
--------------------------------------------------------------------------------------------------------------------
 .     maximum annual free amount:                                      $0.0
--------------------------------------------------------------------------------------------------------------------
  (prior distributions have exceeded the current year free amount of $600 [$10,000 x 6% = $600])
--------------------------------------------------------------------------------------------------------------------
 .     policy value after distribution:                                 $15,000 - $1,500 = $13,500
--------------------------------------------------------------------------------------------------------------------
  (since the policy value is reduced 10% ($1,500/$15,000), the minimum annuitization value is also reduced 10%)
--------------------------------------------------------------------------------------------------------------------
 .     minimum annuitization value after distribution:                  $10,500 - (10% x $10,500) = $9,450
---------------------------------------------------------------------- ---------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                 EXAMPLE 3
--------------------------------------------------------------------------------------------------------------------
                                Assumptions
--------------------------------------------------------------------------------------------------------------------
 .     minimum annuitization value on last policy anniversary:          $10,000
---------------------------------------------------------------------- ---------------------------------------------
 .     minimum annuitization value at time of distribution:             $10,500
---------------------------------------------------------------------- ---------------------------------------------
 .     policy value at time of distribution:                            $7,500
---------------------------------------------------------------------- ---------------------------------------------
 .     distribution amount:                                             $1,500
---------------------------------------------------------------------- ---------------------------------------------
 .     prior distribution in current policy year:                       $1,000
--------------------------------------------------------------------------------------------------------------------
                               Calculations
--------------------------------------------------------------------------------------------------------------------
 .     maximum annual free amount:                                      $0.0
--------------------------------------------------------------------------------------------------------------------
  (prior distributions have exceeded the current year free amount of $600 [$10,000 x 6% = $600])
--------------------------------------------------------------------------------------------------------------------
 .     policy value after distribution:                                 $7,500 - $1,500 = $6,000
--------------------------------------------------------------------------------------------------------------------
  (since the policy value is reduced 20% ($1,500/$7,500), the minimum annuitization value is also reduced 20%)
--------------------------------------------------------------------------------------------------------------------
 .     minimum annuitization value after distribution:                  $10,500 - (20% x $10,500) = $8,400
---------------------------------------------------------------------- ---------------------------------------------


The amount of the first payment provided by the family income protector will be determined by multiplying each $1,000 of minimum annuitization value by the applicable annuity factor shown on Schedule I of the family income protector rider. The applicable annuity factor depends upon the annuitant's (and joint annuitant's, if any) sex (or without regard to gender if required by law), age, age adjustment (if applicable) and the family income protector payment option selected and is based on a guaranteed interest rate of 3% and the "1983 Table a" mortality table with projection using projection Scale G factors, assuming a maturity date in the year 2000. Subsequent payments will be calculated as described in the family income protector rider using a 5% assumed investment return. Subsequent payments may fluctuate annually in accordance with the investment performance of the annuity subaccounts. However, subsequent payments are guaranteed to never be less than the initial payment.

The stabilized payment on each subsequent policy anniversary after annuitization using the family income protector will equal the greater of the initial payment or the payment supportable by the annuity units in the selected subaccounts. The supportable payment is equal to the number of variable annuity units in the selected subaccounts multiplied by the variable annuity unit values in those subaccounts on the date the payment is made. The variable annuity unit values used to calculate the supportable payment will assume a 5% assumed investment return. If the supportable payment at any payment date during a policy year is greater than the stabilized payment for that policy year, the excess will be used to purchase additional annuity units. Conversely, if the supportable payment at any payment date during a policy year is less than the stabilized payment for that policy year, there will be a reduction in the number of annuity units credited to the policy to fund the deficiency. In the case of a reduction, you will not participate as fully in the future investment performance of the subaccounts you selected since fewer annuity units are credited to your policy. Purchases and reductions will be allocated to each subaccount on a proportionate basis.


Transamerica bears the risk that it will need to make payments if all annuity units have been used in an attempt to maintain the stabilized payment at the initial payment level. In such an event, Transamerica will make all future payments equal to the initial payment. Once all the annuity units have been used, the amount of your payment will not increase or decrease and will not depend upon the performance of any subaccounts. To compensate Transamerica for this risk, a guaranteed payment fee will be deducted.


        BENEFICIARY EARNINGS ENHANCEMENT RIDER -- ADDITIONAL INFORMATION


The following examples illustrate the Beneficiary Earnings Enhancement additional death benefit payable by this rider as well as the effect of a partial surrender on the additional death benefit amount.

                                    Example 1

----------------------------------------------------------------------------------------------------- -----------
Policy Value on the Rider Date:                                                                       $100,000
----------------------------------------------------------------------------------------------------- -----------
Premiums paid after the Rider Date before Surrender:                                                  $25,000
----------------------------------------------------------------------------------------------------- -----------
Gross Partial Surrenders after the Rider Date:                                                        $30,000
----------------------------------------------------------------------------------------------------- -----------
Death Benefit on date of surrender (greatest of Policy Value, Cash Value, and GMDB)                   $150,000
----------------------------------------------------------------------------------------------------- -----------
Rider Earnings on Date of Surrender (Death Benefit - Policy Value on Rider Date                       $25,000
- Premiums paid after $25,000 Rider Date = $150,000 - $100,000 - $25,000):
----------------------------------------------------------------------------------------------------- -----------
Amount of Surrender that exceeds Rider Earnings ($30,000 - $25,000):                                  $5,000
----------------------------------------------------------------------------------------------------- -----------
Base Policy Death Benefit on the date of Death Benefit Calculation (greatest of PV, CV, or GMDB):     $200,000
----------------------------------------------------------------------------------------------------- -----------
Rider Earnings (= Death Benefit - PV on Rider Date - Premiums since Rider Date +
Surrenders since Rider $80,000 Date that exceeded Rider Earnings at time of
Surrender = $200,000 - $100,000 - $25,000 + $5,000):
----------------------------------------------------------------------------------------------------- -----------
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $80,000):  $32,000
----------------------------------------------------------------------------------------------------- -----------
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount:            $232,000
----------------------------------------------------------------------------------------------------- -----------
                                    Example 2

----------------------------------------------------------------------------------------------------- -----------
Policy Value on the Rider Date:                                                                       $100,000
----------------------------------------------------------------------------------------------------- -----------
Premiums paid after the Rider Date before Surrender:                                                  $0
----------------------------------------------------------------------------------------------------- -----------
Gross Partial Surrenders after the Rider Date:                                                        $0
----------------------------------------------------------------------------------------------------- -----------
Base Policy Death Benefit on the date of Death Benefit Calculation (greatest of PV, CV, or GMDB):     $75,000
----------------------------------------------------------------------------------------------------- -----------
Rider Earnings (= Death Benefit - PV on Rider Date - Premiums since Rider Date +                      $0
Surrenders since Rider $0 Date that exceeded Rider Earnings at time of Surrender
= $75,000 - $100,000 - $0 + $0):
----------------------------------------------------------------------------------------------------- -----------
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $0):       $0
----------------------------------------------------------------------------------------------------- -----------
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount:            $75,000
----------------------------------------------------------------------------------------------------- -----------

                           HISTORICAL PERFORMANCE DATA

Money Market Yields


Transamerica may from time to time disclose the current annualized yield of the Fidelity - VIP Money Market Subaccount for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges; and (ii) the mortality and expense risk fee. Current Yield will be calculated according to the following formula:

                    Current Yield = ((NCS * ES)/UV) * (365/7)
Where:

NCS = The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES  = Per unit expenses of the subaccount for the 7-day period.

UV  = The unit value on the first day of the 7-day period.


Because of the charges and deductions imposed under a policy, the yield for the Fidelity - VIP Money Market Subaccount will be lower than the yield for the Fidelity - VIP Money Market Portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 6% to 0% of the amount of premium payments surrendered based on the number of years since the premium payment was made. However, surrender charges will not be assessed after the tenth policy year.


Transamerica may also disclose the effective yield of the Fidelity - VIP Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

                Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1

Where:

NCS = The net change in the value of the account (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES  = Per unit expenses of the subaccount for the 7-day period.

UV  = The unit value on the first day of the 7-day period.


The yield on amounts held in the Fidelity - VIP Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Fidelity - VIP Money Market Subaccount actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Fidelity - VIP Money Market Portfolio, the types and quality of portfolio securities held by the Fidelity - VIP Money Market Portfolio and its operating expenses. For the seven days ended December 31, 2000, the yield of the Fidelity
- VIP Money Market Subaccount was 5.177%, and the effective yield was 5.313% for the Return of Premium Death Benefit. For the seven days ended December 31, 2000, the yield of the Fidelity - VIP Money Market Subaccount was 5.026%, and the effective yield was 5.154% for the 5% Annually Compounding Death Benefit or Annual Step-Up Death Benefit.

Other Subaccount Yields


Transamerica may from time to time advertise or disclose the current annualized yield of one or more of the subaccounts of the separate account (except the Fidelity - VIP Money Market Subaccount) for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by
(ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, compounding that yield for a 6-month period, and (iii) multiplying that result by 2. Expenses attributable to the subaccount include (i) the administrative charge and (ii) the mortality and expense risk fee. The 30-day yield is calculated according to the following formula:

                  Yield = 2 * ((((NI - ES)/(U * UV)) + 1)6 -1)

Where:

NI   = Net investment income of the subaccount for the 30-day period attributable to the subaccount's unit.

ES   = Expenses of the subaccount for the 30-day period.

U    = The average number of units outstanding.

UV   = The unit value at the close (highest) of the last day in the 30-day period.


Because of the charges and deductions imposed by the separate account, the yield for a subaccount of the separate account will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 6% to 0% of the amount of premium payments surrendered based on the number of years since the premium payment was made. However, surrender charges will not be assessed after the tenth policy year.


The yield on amounts held in the subaccounts of the separate account normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The subaccount's actual yield is affected by the types and quality of its investments and its operating expenses.

Total Returns


Transamerica may from time to time also advertise or disclose total returns for one or more of the subaccounts of the separate account for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.


Total returns will be calculated using subaccount unit values which Transamerica calculates on each business day based on the performance of the subaccount's underlying portfolio, and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

                                P (1 + T)N = ERV

Where:

T    = The average annual total return net of subaccount recurring charges.

ERV = The ending redeemable value of the hypothetical account at the end of the period.

P    = A hypothetical initial payment of $1,000.

N    = The number of years in the period.

Other Performance Data


Transamerica may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.


Transamerica may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the surrender charge percentage will be 0%.

                                CTR = (ERV/P) -1

Where:

CTR = The cumulative total return net of subaccount recurring charges for the period.

ERV = The ending redeemable value of the hypothetical investment at the end of the period.

P    = A hypothetical initial payment of $1,000.

All non-standardized performance data will only be advertised if the standardized performance data is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date the separate account commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

                                PUBLISHED RATINGS


Transamerica may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services, Moody's Investors Service and Fitch Financial Ratings The purpose of the ratings is to reflect the financial strength of Transamerica and they should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms.

                        STATE REGULATION OF TRANSAMERICA


Transamerica is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering the operation of Transamerica for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine Transamerica's contract liabilities and reserves so that the Division may determine the items are correct. Transamerica's books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, Transamerica is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                                 ADMINISTRATION


Transamerica performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

                               RECORDS AND REPORTS


All records and accounts relating to the separate account will be maintained by Transamerica. As presently required by the 1940 Act and regulations promulgated thereunder, Transamerica will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners may also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments Transamerica sends to you) you may only receive quarterly confirmations.

                          DISTRIBUTION OF THE POLICIES


The policies are offered to the public through brokers licensed under the federal securities laws and state insurance laws. The offering of the policies is continuous and Transamerica does not anticipate discontinuing the offering of the policies, however, Transamerica reserves the right to do so.


AFSG Securities Corporation, an affiliate of Transamerica, is the principal underwriter of the policies and may enter into agreements with broker-dealers for the distribution of the policies. During 2000, 1999, and 1998 the amount paid to AFSG Securities Corporation, AEGON USA Securities, Inc. and/or the broker-dealers for their services related to the Retirement Income Builder Variable Annuity policies was $8,473,159.24, $9,517,500.00, and $6,793,427.04,
respectively. No fees had been paid to any broker/dealers for their services prior to 1997. Prior to April 30, 1998, AEGON USA Securities, Inc. (also an affiliate of Transamerica) was the principal underwriter.

                                  VOTING RIGHTS


To the extent required by law, Transamerica will vote the underlying funds' shares held by the separate account at regular and special shareholder meetings of the underlying funds in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying funds hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Transamerica determines that it is permitted to vote the underlying fund's shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular Subaccount will be determined by dividing your policy value in the Subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person's number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.


The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund for determining shareholders eligible to vote at the meeting of the underlying fund. Transamerica will solicit voting instructions by sending you, or other persons entitled to vote, written requests for instructions prior to that meeting in accordance with procedures established by the underlying fund. Portfolio shares as to which no timely instructions are received and shares held by Transamerica in which you, or other persons entitled to vote, have no beneficial interest will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

                                 OTHER PRODUCTS


Transamerica makes other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.


                                CUSTODY OF ASSETS


Transamerica holds assets of each of the subaccounts of the separate account. The assets of each of the subaccounts of the separate account are segregated and held separate and apart from the assets of the other subaccounts and from Transamerica's general account assets. Transamerica maintains records of all purchases and redemptions of shares of the underlying funds held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by Transamerica's fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of Transamerica.

                                  LEGAL MATTERS


Sutherland Asbill & Brennan LLP, of Washington D.C has provided legal advice to Transamerica relating to certain matters under the federal securities laws applicable to the issue and sale of the policies.

                              INDEPENDENT AUDITORS


The statutory-basis financial statements and schedules of PFL Life Insurance Company (now known as Transamerica Life Insurance Company) as of December 31, 2000 and 1999, and for each of the three years in the period ended December 31, 2000, and the financial statements of certain subaccounts of the PFL Retirement Builder Variable Annuity Account (now known as Retirement Builder Variable Annuity Account) which are available for investment by Retirement Income Builder Variable Annuity contract owners, as of December 31, 2000 and for each of the two years in the period then ended, included in this SAI have been audited by Ernst & Young LLP, Independent Auditors, Suite 3400, 801 Grand Avenue, Des Moines, Iowa 50309.

                                OTHER INFORMATION

A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.


                              FINANCIAL STATEMENTS


The values of the interest of owners in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of the PFL Retirement Builder Variable Annuity Account (now known as Retirement Builder Variable Annuity Account) which are available for investment by Retirement Income Builder contract owners are contained herein. The financial statements of PFL Life Insurance Company (now known as Transamerica Life Insurance Company), which are included in this SAI, should be considered only as bearing on the ability of Transamerica to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

                     Financial Statements--Statutory Basis

                           PFL Life Insurance Company

                  Years ended December 31, 2000, 1999 and 1998
                      with Report of Independent Auditors

                           PFL Life Insurance Company

                     Financial Statements--Statutory Basis

                  Years ended December 31, 2000, 1999 and 1998

                                    Contents

Report of Independent Auditors..............................................   1
Audited Financial Statements
  Balance Sheets--Statutory Basis...........................................   2
  Statements of Operations--Statutory Basis.................................   3
  Statements of Changes in Capital and Surplus--Statutory Basis.............   4
  Statements of Cash Flows--Statutory Basis.................................   5
  Notes to Financial Statements--Statutory Basis............................   6
Statutory-Basis Financial Statement Schedules
  Summary of Investments--Other Than Investments in Related Parties.........  24
  Supplementary Insurance Information.......................................  25
  Reinsurance...............................................................  27

                         Report of Independent Auditors

The Board of Directors
PFL Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of PFL Life Insurance Company, an indirect wholly-owned subsidiary of AEGON N.V., as of December 31, 2000 and 1999, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2000. Our audits also included the accompanying statutory-basis financial statement schedules required by Article 7 of Regulation S-X. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note
1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of PFL Life Insurance Company at December 31, 2000 and 1999, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2000.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of PFL Life Insurance Company at December 31, 2000 and 1999, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2000, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

Des Moines, Iowa
February 15, 2001

                           PFL Life Insurance Company

                        Balance Sheets--Statutory Basis
                (Dollars in thousands, except per share amounts)

                                                              December 31
                                                           2000        1999
                                                        ----------- -----------
Admitted assets
Cash and invested assets:
 Cash and short-term investments....................... $    98,224 $    53,695
 Bonds.................................................   7,009,825   4,892,156
 Stocks:
   Preferred...........................................      19,987      17,074
   Common (cost: 2000--$75,141; 1999--$61,813).........      84,736      71,658
   Affiliated entities (cost: 2000--$6,285; 1999--
    $10,318)...........................................       3,781       6,764
 Mortgage loans on real estate.........................   1,585,896   1,339,202
 Real estate, at cost less accumulated depreciation
  ($12,641 in 2000; $10,891 in 1999):
   Home office properties..............................       7,601       7,829
   Properties acquired in satisfaction of debt.........      15,599      16,336
   Investment properties...............................      31,070      33,707
 Policy loans..........................................      57,571      59,871
 Other invested assets.................................     218,340     123,722
                                                        ----------- -----------
     Total cash and invested assets....................   9,132,630   6,622,014
Premiums deferred and uncollected......................      14,235      14,656
Accrued investment income..............................      89,976      65,364
Receivable from affiliate..............................      92,235         --
Federal income taxes recoverable.......................         --        1,335
Transfers from separate accounts due or accrued........     118,075      92,309
Other assets...........................................      19,359      30,119
Separate account assets................................   4,519,029   4,905,374
                                                        ----------- -----------
Total admitted assets.................................. $13,985,539 $11,731,171
                                                        =========== ===========
Liabilities and capital and surplus
Liabilities:
 Aggregate reserves for policies and contracts:
  Life................................................. $ 2,109,505 $ 1,552,781
  Annuity..............................................   4,577,664   4,036,751
  Accident and health..................................     305,365     254,571
 Policy and contract claim reserves:
  Life.................................................      10,061       8,681
  Accident and health..................................      32,334      37,466
 Guaranteed interest contracts.........................   1,183,833         --
 Other policyholders' funds............................     179,557     172,774
 Remittances and items not allocated...................     332,961      33,020
 Asset valuation reserve...............................     106,192     103,193
 Interest maintenance reserve..........................      16,693      36,120
 Net short-term notes payable to affiliates............       6,200     144,500
 Other liabilities.....................................     101,705      70,717
 Provision for reinsurance in unauthorized companies...         495         --
 Federal income taxes payable..........................       3,288         --
 Payable for securities................................      24,482      15,136
 Payable to affiliates.................................         --       11,517
 Separate account liabilities..........................   4,512,979   4,899,289
                                                        ----------- -----------
Total liabilities......................................  13,503,314  11,376,516
Commitments and contingencies (Note 10)
Capital and surplus:
 Common stock, $10 par value, 500,000 shares
  authorized, 266,000 issued and outstanding...........       2,660       2,660
 Paid-in surplus.......................................     254,282     154,282
 Unassigned surplus....................................     225,283     197,713
                                                        ----------- -----------
Total capital and surplus..............................     482,225     354,655
                                                        ----------- -----------
Total liabilities and capital and surplus.............. $13,985,539 $11,731,171
                                                        =========== ===========

See accompanying notes.

                           PFL Life Insurance Company

                   Statements of Operations--Statutory Basis
                             (Dollars in thousands)

                                                   Year ended December 31
                                                  2000       1999      1998
                                                ---------  --------- ---------
Revenues:
  Premiums and other considerations, net of
   reinsurance:
    Life......................................  $ 882,537  $ 227,510 $ 516,111
    Annuity and deposit funds.................  3,223,121  1,413,049   667,920
    Accident and health.......................    152,293    160,570   178,593
  Net investment income.......................    527,313    437,549   446,984
  Amortization of interest maintenance
   reserve....................................      3,867      7,588     8,656
  Commissions and expense allowances on
   reinsurance ceded..........................     26,942     24,741    32,781
  Separate account fee income.................     62,982     49,826    37,137
                                                ---------  --------- ---------
                                                4,879,055  2,320,833 1,888,182
Benefits and expenses:
  Benefits paid or provided for:
  Life and accident and health benefits.......    111,054    115,621   135,184
  Surrender benefits..........................  1,315,484  1,046,611   732,796
  Other benefits..............................    205,110    169,479   152,209
    Increase (decrease) in aggregate reserves
     for policies and contracts:
    Life......................................    556,724    195,606   473,158
    Annuity...................................    541,540    111,427  (278,665)
    Accident and health.......................     50,794     48,835    36,407
    Other.....................................      5,986     10,480    17,550
    Increase in liability for premium and
     other deposit funds......................  1,183,833        --        --
                                                ---------  --------- ---------
                                                3,970,525  1,698,059 1,268,639
Insurance expenses:
  Commissions.................................    196,101    167,146   136,569
  General insurance expenses..................     58,019     54,191    48,018
  Taxes, licenses and fees....................     26,740     12,382    19,166
  Net transfers to separate accounts..........    515,325    309,307   302,839
  Other expenses..............................        776        229     1,016
                                                ---------  --------- ---------
                                                  796,961    543,255   507,608
                                                ---------  --------- ---------
                                                4,767,486  2,241,314 1,776,247
                                                ---------  --------- ---------
Gain from operations before federal income tax
 expense and net realized capital gains
 (losses) on investments......................    111,569     79,519   111,935
Federal income tax expense....................     51,251     25,316    49,835
                                                ---------  --------- ---------
Gain from operations before net realized
 capital gains (losses) on investments........     60,318     54,203    62,100
Net realized capital gains (losses) on
 investments (net of related federal income
 taxes and amounts transferred to (from)
 interest maintenance reserve)................     (9,474)     6,365     3,398
                                                ---------  --------- ---------
Net income....................................  $  50,844  $  60,568 $  65,498
                                                =========  ========= =========

See accompanying notes.

                           PFL Life Insurance Company

         Statements of Changes in Capital and Surplus--Statutory Basis
                             (Dollars in thousands)

                                                                       Total
                                         Common Paid-in  Unassigned Capital and
                                         Stock  Surplus   Surplus     Surplus
                                         ------ -------- ---------- -----------
Balance at January 1, 1998.............. $2,660 $154,282  $272,420   $429,362
  Net income............................    --       --     65,498     65,498
  Change in net unrealized capital
   gains................................    --       --      4,504      4,504
  Change in non-admitted assets.........    --       --       (260)      (260)
  Change in asset valuation reserve.....    --       --    (21,763)   (21,763)
  Dividend to stockholder...............    --       --   (120,000)  (120,000)
  Change in provision for reinsurance in
   unauthorized companies...............    --       --      2,036      2,036
  Tax benefit on stock options
   exercised............................    --       --      2,476      2,476
  Change in surplus in separate
   accounts.............................    --       --        675        675
                                         ------ --------  --------   --------
Balance at December 31, 1998............  2,660  154,282   205,586    362,528
  Net income............................    --       --     60,568     60,568
  Change in net unrealized capital
   gains................................    --       --    (20,217)   (20,217)
  Change in non-admitted assets.........    --       --       (980)      (980)
  Change in asset valuation reserve.....    --       --    (11,605)   (11,605)
  Dividend to stockholder...............    --       --    (40,000)   (40,000)
  Tax benefit on stock options
   exercised............................    --       --      1,305      1,305
  Change in surplus in separate
   accounts.............................    --       --        245        245
  Settlement of prior period tax returns
   and other tax-related adjustments....    --       --      2,811      2,811
                                         ------ --------  --------   --------
Balance at December 31, 1999............  2,660  154,282   197,713    354,655
  Net income............................    --       --     50,844     50,844
  Change in net unrealized capital
   gains................................    --       --    (19,784)   (19,784)
  Change in non-admitted assets.........    --       --     (1,210)    (1,210)
  Change in asset valuation reserve.....    --       --     (2,999)    (2,999)
  Tax benefit on stock options
   exercised............................    --       --      1,438      1,438
  Change in surplus in separate
   accounts.............................    --       --       (224)      (224)
  Change in provision for reinsurance in
   unauthorized companies...............    --       --       (495)      (495)
  Capital contribution..................    --   100,000       --     100,000
                                         ------ --------  --------   --------
Balance at December 31, 2000............ $2,660 $254,282  $225,283   $482,225
                                         ====== ========  ========   ========

See accompanying notes.

                           PFL Life Insurance Company

                    Statements of Cash Flow--Statutory Basis
                             (Dollars in thousands)

                                               Year ended December 31
                                            2000         1999         1998
                                         -----------  -----------  -----------
Operating activities
Premiums and other considerations, net
 of reinsurance........................  $ 4,285,644  $ 1,830,365  $ 1,396,428
Net investment income..................      508,646      441,737      469,246
Life and accident and health claims....     (114,001)    (124,178)    (138,249)
Surrender benefits and other fund
 withdrawals...........................   (1,315,484)  (1,046,611)    (732,796)
Other benefits to policyholders........     (205,100)    (169,476)    (152,167)
Commissions, other expenses and other
 taxes.................................     (267,778)    (238,192)    (197,135)
Net transfers to separate accounts.....     (477,575)    (280,923)    (276,375)
Federal income taxes...................      (45,190)     (24,709)     (72,176)
Other, net.............................      230,529      (23,047)     (93,095)
                                         -----------  -----------  -----------
Net cash provided by operating
 activities............................    2,599,691      364,966      203,681
Investing activities
Proceeds from investments sold, matured
 or repaid:
  Bonds and preferred stocks...........    4,817,508    3,283,038    3,347,174
  Common stocks........................       50,953       60,293       34,564
  Mortgage loans on real estate........      129,336      158,739      192,210
  Real estate..........................        2,042       13,367        5,624
  Policy loans.........................        2,300          186          --
  Other................................       14,366        6,133        7,210
                                         -----------  -----------  -----------
                                           5,016,505    3,521,756    3,586,782
Cost of investments acquired:
  Bonds and preferred stocks...........   (6,989,279)  (3,398,158)  (3,251,822)
  Common stocks........................      (54,697)     (76,200)     (36,379)
  Mortgage loans on real estate........     (372,757)    (480,750)    (257,039)
  Real estate..........................         (149)      (7,568)     (11,458)
  Policy loans.........................          --           --        (2,922)
  Other................................     (116,485)     (48,719)     (44,514)
                                         -----------  -----------  -----------
                                          (7,533,367)  (4,011,395)  (3,604,134)
                                         -----------  -----------  -----------
Net cash used in investing activities..   (2,516,862)    (489,639)     (17,352)
Financing activities
Issuance (repayment) of short-term
 intercompany notes payable............     (138,300)     135,079       (6,979)
Capital contribution...................      100,000          --           --
Dividends to stockholder...............          --       (40,000)    (120,000)
                                         -----------  -----------  -----------
Net cash provided by (used in)
 financing activities..................      (38,300)      95,079     (126,979)
                                         -----------  -----------  -----------
Increase (decrease) in cash and short-
 term investments......................       44,529      (29,594)      59,350
Cash and short-term investments at
 beginning of year.....................       53,695       83,289       23,939
                                         -----------  -----------  -----------
Cash and short-term investments at end
 of year...............................  $    98,224  $    53,695  $    83,289
                                         ===========  ===========  ===========

See accompanying notes.

                           PFL Life Insurance Company

                 Notes to Financial Statements--Statutory Basis
                             (Dollars in thousands)

                               December 31, 2000

1. Organization and Summary of Significant Accounting Policies

Organization

PFL Life Insurance Company ("the Company") is a stock life insurance company and is a wholly-owned subsidiary of First AUSA Life Insurance Company ("First AUSA"), which, in turn, is a wholly-owned subsidiary of AEGON USA, Inc. ("AEGON"). AEGON is an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

Effective March 1, 2001, the Company intends to change its name to Transamerica Life Insurance Company.

Nature of Business

The Company sells individual non-participating whole life, endowment and term contracts, as well as a broad line of single fixed and flexible premium annuity products and guaranteed interest contracts. In addition, the Company offers group life, universal life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia and Guam. Sales of the Company's products are primarily through the Company's agents and financial institutions.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Significant estimates and assumptions are utilized in the calculation of aggregate policy reserves, policy and contract claim reserves, guaranty fund assessment accruals and valuation allowances on investments. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the financial statements.

The accompanying financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa ("Insurance Department"), which practices differ in some respects from accounting principles generally accepted in the United States. The more significant of these differences are as follows:
(a) bonds are generally reported at amortized cost rather than segregating the portfolio into held-to-maturity (reported at amortized cost), available-for-sale (reported at fair value), and trading (reported at fair value) classifications; (b) acquisition costs of acquiring new business are charged to current operations as incurred rather than deferred and amortized over the life of the policies or over the expected gross profit stream; (c) policy reserves on traditional life products are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions; (d) policy reserves on certain investment products use discounting methodologies based on statutory interest rates rather than full account values; (e) reinsurance amounts are netted against the corresponding asset or liability rather than shown as gross amounts on the balance sheet; (f) deferred income taxes are not provided for the difference between the financial statement and income tax bases of assets and liabilities; (g) net realized gains or losses attributed to changes in the level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the

                           PFL Life Insurance Company

                             (Dollars in thousands)


1. Organization and Summary of Significant Accounting Policies (continued)

statement of operations when the sale is completed; (h) potential declines in the estimated realizable value of investments are provided for through the establishment of a formula-determined statutory investment reserve (reported as a liability), changes to which are charged directly to surplus, rather than through recognition in the statement of operations for declines in value, when such declines are judged to be other than temporary; (i) certain assets designated as "non-admitted assets" have been charged to surplus rather than being reported as assets; (j) revenues for universal life and investment products consist of premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; (k) pension expense is recorded as amounts are paid; (l) adjustments to federal income taxes of prior years are charged or credited directly to unassigned surplus, rather than reported as a component of expense in the statement of operations; and (m) a liability is established for "unauthorized reinsurers" and changes in this liability are charged or credited directly to unassigned surplus. The effects of these variances have not been determined by the Company but are presumed to be material.

The National Association of Insurance Commissioners ("NAIC") has revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual will be effective January 1, 2001. The State of Iowa has adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The cumulative effect of changes in accounting principles adopted to conform to the revised Accounting Practices and Procedures Manual will be reported as an adjustment to surplus as of January 1, 2001. Management believes the effect of these changes will not result in a significant reduction in the Company's statutory-basis capital and surplus as of adoption.

Cash and Short-Term Investments

For purposes of the statements of cash flow, the Company considers all highly liquid investments with remaining maturity of one year or less when purchased to be short-term investments.

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accretion of discounts. Amortization is computed using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks of unaffiliated and affiliated companies, which includes shares of mutual funds and real estate investment trusts, are carried at market value. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and limited partnerships and are recorded at equity in underlying net assets. Other "admitted assets" are valued, principally at cost, as required or permitted by Iowa Insurance Laws.

                           PFL Life Insurance Company

                             (Dollars in thousands)


1. Organization and Summary of Significant Accounting Policies (continued)

Net realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve ("AVR") is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve ("IMR"), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. During 2000, 1999 and 1998, the Company excluded investment income due and accrued of $6,584, $530 and $102, respectively, with respect to such practices.

The Company uses interest rate swaps as part of its overall interest rate risk management strategy for certain life insurance and annuity products. The Company has entered into several interest rate swap contracts to modify the interest rate characteristics of the underlying liabilities. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

The Company has entered into interest rate cap agreements to hedge the exposure of changing interest rates. The cash flows from the interest rate caps will help offset losses that might occur from changes in interest rates. The cost of such agreement is included in interest expense ratably during the life of the agreement. Income received as a result of the cap agreement will be recognized in investment income as earned. The unamortized cost of the agreement is included in other invested assets.

Aggregate Policy Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners' Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to

                           PFL Life Insurance Company

                             (Dollars in thousands)


1. Organization and Summary of Significant Accounting Policies (continued)

the present value of future payments assuming interest rates ranging from 3.50 to 8.75 percent and mortality rates, where appropriate, from a variety of tables.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Guaranteed Interest Contracts

The Company's guaranteed interest contracts ("GICs") consist of three types. One type is guaranteed as to principal along with interest guarantees based upon predetermined indices. The second type guarantees principal and interest but also includes a penalty if the contract is surrendered early. The third type guarantees principal and interest and is non-surrenderable before the fixed maturity date. Policy reserves on the GICs are determined following the retrospective deposit method and consist of contract values that accrue to the benefit of the policyholder.

Separate Accounts

Assets held in trust for purchases of variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The separate accounts do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the contract owners. The Company received variable contract premiums of $843,530, $486,282 and $345,319 in 2000, 1999 and 1998,
respectively. All variable account contracts are subject to discretionary withdrawal by the contract owner at the market value of the underlying assets less the current surrender charge.

Stock Option Plan

AEGON N.V. sponsors a stock option plan that includes eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to surplus.

                           PFL Life Insurance Company

                             (Dollars in thousands)


1. Organization and Summary of Significant Accounting Policies (continued)

Reclassifications

Certain reclassifications have been made to the 1999 and 1998 financial statements to conform to the 2000 presentation.

2. Fair Values of Financial Instruments

Statement of Financial Accounting Standard ("SFAS") No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheet, for which it is practicable to estimate that value. SFAS No. 119, Disclosures about Derivative Financial Instruments and Fair Value of Financial Instruments, requires additional disclosure about derivatives. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. SFAS No. 107 and No. 119 exclude certain financial instruments and all nonfinancial instruments from their disclosure requirements and allow companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

  Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate their fair values.

  Investment securities: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities, including affiliated mutual funds and real estate investment trusts, are based on quoted market prices.

  Mortgage loans and policy loans: The fair values for mortgage loans are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying amount.

  Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts, which include guaranteed interest contracts, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

  Interest rate caps and interest rate swaps: Estimated fair value of interest rate caps are based upon the latest quoted market price. Estimated fair value of interest rate swaps are based upon the pricing differential for similar swap agreements. The related carrying value of these items is included with other invested assets.

                           PFL Life Insurance Company

                             (Dollars in thousands)


2. Fair Values of Financial Instruments (continued)

  Net short-term notes payable to affiliates: The fair values for short-term notes payable to affiliates are assumed to equal their carrying amount.

Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company's financial instruments subject to the provisions of SFAS No. 107 and No. 119:

                                                   December 31
                                           2000                   1999
                                   ---------------------  ---------------------
                                    Carrying               Carrying
                                     Amount   Fair Value    Amount   Fair Value
                                   ---------- ----------  ---------- ----------
Admitted assets
Cash and short-term investments..  $   98,224 $   98,224  $   53,695 $   53,695
Bonds............................   7,009,825  7,014,991   4,892,156  4,757,325
Preferred stocks.................      19,987     18,214      17,074     15,437
Common stocks....................      84,736     84,736      71,658     71,658
Affiliated common stock..........       3,781      3,781       6,764      6,764
Mortgage loans on real estate....   1,585,896  1,628,936   1,339,202  1,299,160
Policy loans.....................      57,571     57,571      59,871     59,871
Interest rate cap................       3,224         49       4,959      1,784
Interest rate swaps..............       3,875    (14,777)      8,134     10,609
Separate account assets..........   4,519,029  4,519,029   4,905,374  4,905,374
Liabilities
Investment contract liabilities..   5,937,734  5,848,592   4,207,369  4,059,842
Separate account liabilities.....   4,070,462  3,986,122   4,377,676  4,212,615
Net short-term notes payable to
 affiliates......................       6,200      6,200     144,500    144,500

                           PFL Life Insurance Company

                             (Dollars in thousands)


3. Investments

The carrying amounts and estimated fair values of investments in debt securities were as follows:

                                                 Gross      Gross
                                     Carrying  Unrealized Unrealized Estimated
                                      Amount     Gains      Losses   Fair Value
                                    ---------- ---------- ---------- ----------
December 31, 2000
Bonds:
  United States Government and
   agencies........................ $   88,108  $  1,121   $  1,044  $   88,185
  State, municipal and other
   government......................    239,700     8,954      9,465     239,189
  Public utilities.................    573,870     9,149      4,213     578,806
  Industrial and miscellaneous.....  2,945,326    63,181     73,026   2,935,481
  Mortgage and other asset-backed
   securities......................  3,162,821    43,092     32,583   3,173,330
                                    ----------  --------   --------  ----------
                                     7,009,825   125,497    120,331   7,014,991
Preferred stocks...................     19,987        14      1,787      18,214
                                    ----------  --------   --------  ----------
                                    $7,029,812  $125,511   $122,118  $7,033,205
                                    ==========  ========   ========  ==========
December 31, 1999
Bonds:
  United States Government and
   agencies........................ $  141,390  $    142   $  4,520  $  137,012
  State, municipal and other
   government......................    137,745     5,168      1,627     141,286
  Public utilities.................    219,791     1,148      6,777     214,162
  Industrial and miscellaneous.....  2,078,145    20,042     84,919   2,013,268
  Mortgage and other asset-backed
   securities......................  2,315,085    24,214     87,702   2,251,597
                                    ----------  --------   --------  ----------
                                     4,892,156    50,714    185,545   4,757,325
Preferred stocks...................     17,074         2      1,639      15,437
                                    ----------  --------   --------  ----------
                                    $4,909,230  $ 50,716   $187,184  $4,772,762
                                    ==========  ========   ========  ==========

The carrying amounts and estimated fair values of bonds at December 31, 2000, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                           Carrying  Estimated
                                                            Amount   Fair Value
                                                          ---------- ----------
   Due in one year or less............................... $  210,119 $  210,949
   Due after one year through five years.................  1,945,813  1,945,148
   Due after five years through ten years................  1,075,232  1,070,680
   Due after ten years...................................    615,840    614,884
                                                          ---------- ----------
                                                           3,847,004  3,841,661
   Mortgage and other asset-backed securities............  3,162,821  3,173,330
                                                          ---------- ----------
                                                          $7,009,825 $7,014,991
                                                          ========== ==========

                           PFL Life Insurance Company

                             (Dollars in thousands)


3. Investments (continued)

A detail of net investment income is presented below:

                                                       Year ended December 31
                                                       2000     1999     1998
                                                     -------- -------- --------
   Interest on bonds and preferred stock............ $421,931 $347,639 $374,478
   Dividends on equity investments..................      644      734    1,357
   Interest on mortgage loans.......................  111,356   92,325   77,960
   Rental income on real estate.....................    8,070    7,322    6,553
   Interest on policy loans.........................    4,248    4,141    4,080
   Other investment income..........................    4,549    7,978    2,576
                                                     -------- -------- --------
   Gross investment income..........................  550,798  460,139  467,004
   Less investment expenses.........................   23,485   22,590   20,020
                                                     -------- -------- --------
   Net investment income............................ $527,313 $437,549 $446,984
                                                     ======== ======== ========

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

                                                  Year ended December 31
                                                2000        1999        1998
                                             ----------  ----------  ----------
   Proceeds................................. $4,817,508  $3,283,038  $3,347,174
                                             ==========  ==========  ==========
   Gross realized gains..................... $   24,440  $   21,171  $   48,760
   Gross realized losses....................    (55,422)    (32,259)     (8,072)
                                             ----------  ----------  ----------
   Net realized gains (losses).............. $  (30,982) $  (11,088) $   40,688
                                             ==========  ==========  ==========

At December 31, 2000, investments with an aggregate carrying value of $59,986 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

                           PFL Life Insurance Company

                             (Dollars in thousands)


3. Investments (continued)

Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:

                                                          Realized
                                                   Year ended December 31
                                                   2000      1999      1998
                                                 --------  --------  --------
   Debt securities.............................. $(30,982) $(11,088) $ 40,688
   Equity securities............................    5,551    11,433      (879)
   Mortgage loans on real estate................    2,659     4,661    12,637
   Real estate..................................      220       900     3,176
   Short-term investments.......................        9    (1,407)    1,533
   Other invested assets........................   (7,690)      534    (2,523)
                                                 --------  --------  --------
                                                  (30,233)    5,033    54,632
   Tax effect...................................    5,199    (5,535)  (22,290)
   Transfer from (to) interest maintenance
    reserve.....................................   15,560     6,867   (28,944)
                                                 --------  --------  --------
   Net realized gains (losses).................. $ (9,474) $  6,365  $  3,398
                                                 ========  ========  ========
                                                    Change in Unrealized
                                                   Year ended December 31
                                                   2000      1999      1998
                                                 --------  --------  --------
   Bonds........................................ $(20,789) $(12,711) $   (836)
   Preferred stocks.............................      (93)   (2,753)      --
   Common stocks................................      800    (3,980)    3,751
   Mortgage loans...............................      296      (147)     (150)
   Other invested assets........................      183      (626)    1,739
   Real estate..................................     (181)      --        --
                                                 --------  --------  --------
   Change in unrealized......................... $(19,784) $(20,217) $  4,504
                                                 ========  ========  ========

Gross unrealized gains and gross unrealized losses on common stocks are as follows:

                                                                 December 31
                                                                2000     1999
                                                               -------  -------
   Unrealized gains........................................... $11,387  $11,369
   Unrealized losses..........................................  (1,792)  (5,078)
                                                               -------  -------
   Net unrealized gains....................................... $ 9,595  $ 6,291
                                                               =======  =======

During 2000, the Company issued mortgage loans with interest rates ranging from 7.73% to 9.43%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 80%. Mortgage loans with a carrying value of $1,450 were non-income producing for the previous twelve months. Accrued interest of $158 related to these mortgage loans was excluded from investment income. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

                           PFL Life Insurance Company

                             (Dollars in thousands)


3. Investments (continued)

At December 31, 2000 and 1999, the Company held a mortgage loan loss reserve in the asset valuation reserve of $18,139 and $15,173, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

       Geographic Distribution


                         December 31
                         2000   1999
                         -----  -----
South Atlantic..........    26%    27%
Pacific.................    22     18
E. North Central........    14     17
Middle Atlantic.........    12     15
Mountain................    11      9
W. South Central........     6      6
W. North Central........     4      4
E. South Central........     2      3
New England.............     3      1

        Property Type Distribution

                         December 31
                         2000   1999
                         -----  -----
Office..................    40%    39%
Retail..................    24     28
Industrial..............    21     18
Apartment...............    10     11
Other...................     5      4

At December 31, 2000, the Company had no investments (excluding U. S. Government guaranteed or insured issues) which individually represented more than ten percent of capital and surplus and the asset valuation reserve, collectively.

The Company utilizes a variety of off-balance sheet financial instruments as part of its efforts to hedge and manage fluctuations in the market value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. These instruments include interest rate swaps and caps. All involve elements of credit and market risks in excess of the amounts recognized in the accompanying financial statements at a given point in time. The contract or notional amounts of those instruments reflect the extent of involvement in the various types of financial instruments.

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process. Interest rate swaps are used to modify the interest rate characteristics of the underlying liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating-rate interest amounts based upon an underlying notional amount. Generally, no cash is exchanged at the outset of the swap contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

The Company owns an interest rate cap to hedge against a rising interest rate environment. The cash flows from the interest rate cap will help offset losses that might occur from disintermediation resulting from a rise in interest rates. The cap is designed to hedge against a sharp rise in interest rates during the period beginning two years from entering into the contract through the seventh year. If this event occurs, the cap will provide cash flow to offset the lower spread anticipated on in force liabilities during such an environment. A lower spread on in force business is anticipated due to increases in crediting rates (intended to prevent lapses), before the yield on existing assts rises by a commensurate amount. The counterparty is required to provide quarterly financial statements for the Company's review. The market value of the contract is monitored on a timely basis and the credit exposure is measured by the fair value (market value) of the contract at the reporting date.

                           PFL Life Insurance Company

                             (Dollars in thousands)


3. Investments (continued)

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. This exposure includes settlement risk (risk that the counterparty defaults after the Company has delivered funds or securities under the terms of the contract) which results in an accounting loss and replacement cost risk (cost to replace the contract at current market rates should the counterparty default prior to the settlement date). There is no off-balance sheet exposure to credit risk that would result in an immediate accounting loss (settlement risk) associated with counterparty nonperformance on interest rate swap agreements. Interest rate swap agreements are subject to replacement cost risk, which equals the cost to replace those contracts in a net gain position should a counterparty default. These instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable.

At December 31, 2000 and 1999, the Company's outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

                                                               Notional Amount
                                                                2000     1999
                                                              -------- --------
   Derivative securities:
     Interest rate swaps:
       Receive fixed--pay floating........................... $451,770 $115,000
       Receive floating--pay fixed...........................  596,388   64,017
       Receive floating (uncapped)--pay floating (capped)....   32,593   41,617
       Receive floating (LIBOR)--pay floating (S&P)..........  345,000   60,000
     Interest rate cap agreements............................  518,515  500,000

4. Reinsurance

The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Reinsurance assumption and cession treaties are transacted primarily with affiliates. Premiums earned reflect the following reinsurance assumed and ceded amounts:

                                                  Year ended December 31
                                                2000        1999        1998
                                             ----------  ----------  ----------
   Direct premiums.......................... $3,205,023  $1,942,716  $1,533,822
   Reinsurance assumed......................  1,177,833       2,723       2,366
   Reinsurance ceded........................   (124,905)   (144,310)   (173,564)
                                             ----------  ----------  ----------
   Net premiums earned...................... $4,257,951  $1,801,129  $1,362,624
                                             ==========  ==========  ==========

                           PFL Life Insurance Company

                             (Dollars in thousands)


4. Reinsurance (continued)

The Company received reinsurance recoveries in the amount of $123,039, $139,138 and $173,297 during 2000, 1999 and 1998, respectively. At December 31, 2000 and 1999, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $28,080 and $35,511, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2000 and 1999 of $1,564,867 and $1,922,322, respectively.

At December 31, 2000, amounts recoverable from unauthorized reinsurers of $30,948 (1999--$39,996) and reserve credits for reinsurance ceded of $85,163 (1999--$50,846) were associated with a single reinsurer and its affiliates. The Company holds collateral under these reinsurance agreements in the form of trust agreements totaling $118,865 at December 31, 2000, that can be drawn on for amounts that remain unpaid for more than 120 days.

5. Income Taxes

For federal income tax purposes, the Company joins in a consolidated tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains (losses) on investments for the following reasons:

                                                     Year ended December 31
                                                      2000     1999     1998
                                                     -------  -------  -------
   Computed tax at federal statutory rate (35%)..... $39,049  $27,832  $39,177
   IMR amortization.................................  (1,353)  (2,656)  (3,030)
   Tax reserve adjustment...........................   2,569    1,390      607
   Excess tax depreciation..........................    (207)    (219)    (223)
   Deferred acquisition costs--tax basis............  24,629    5,979   11,827
   Prior year under (over) accrual..................  (3,947)  (3,492)   1,750
   Dividend received deduction......................  (1,802)  (1,666)  (1,053)
   Low income housing credits.......................  (4,328)     --       --
   Other items--net.................................  (3,359)  (1,852)     780
                                                     -------  -------  -------
   Federal income tax expense....................... $51,251  $25,316  $49,835
                                                     =======  =======  =======

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to realized gains (losses) due to the differences in book and tax asset bases at the time certain investments are sold.

                           PFL Life Insurance Company

                             (Dollars in thousands)


5. Income Taxes (continued)

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the policyholders' surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($20,387 at December 31, 2000). To the extent dividends are paid from the amount accumulated in the policyholders' surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $7,135.

The Company's federal income tax returns have been examined and closing agreements have been executed with the Internal Revenue Service through 1992. The examination field work for 1993 through 1995 has been completed and these years are under appeal. An examination is underway for years 1996 through 1997.

6. Policy and Contract Attributes

A portion of the Company's policy reserves and other policyholders' funds (including separate account liabilities) relate to liabilities established on a variety of the Company's annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, are summarized as follows:

                                                      December 31
                                               2000                1999
                                        ------------------- -------------------
                                                    Percent             Percent
                                                      of                  of
                                          Amount     Total    Amount     Total
                                        ----------- ------- ----------- -------
   Subject to discretionary withdrawal
    with market value adjustment....... $   221,151     2%  $   114,544     1%
   Subject to discretionary withdrawal
    at book value less surrender
    charge.............................   1,635,769    14       828,490     8
   Subject to discretionary withdrawal
    at market value....................   4,006,227    34     4,313,445    41
   Subject to discretionary withdrawal
    at book value (minimal or no
    charges or adjustments)............   4,279,843    37     5,021,762    48
   Not subject to discretionary
    withdrawal provision...............   1,453,732    13       248,444     2
                                        -----------   ---   -----------   ---
                                         11,596,722   100    10,526,685   100%
   Less reinsurance ceded..............   1,504,445           1,863,810
                                        -----------         -----------
   Total policy reserves on annuities
    and deposit fund liabilities....... $10,092,277         $ 8,662,875
                                        ===========         ===========

                           PFL Life Insurance Company

                             (Dollars in thousands)


6. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                 Year ended December 31
                                                2000       1999       1998
                                              ---------  ---------  --------
   Transfers as reported in the summary of
    operations of the separate accounts
    statement:
     Transfers to separate accounts.......... $ 843,530  $ 486,282  $345,319
     Transfers from separate accounts........  (325,645)  (175,822)  (42,671)
                                              ---------  ---------  --------
   Net transfers to separate accounts........   517,885    310,460   302,648
   Miscellaneous reconciling adjustments.....    (2,560)    (1,153)      191
                                              ---------  ---------  --------
   Transfers as reported in the summary of
    operations of the life, accident and
    health annual statement.................. $ 515,325  $ 309,307  $302,839
                                              =========  =========  ========

Reserves on the Company's traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 2000 and 1999, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:

                                                       Gross   Loading    Net
                                                      -------  -------  -------
   December 31, 2000
   Life and annuity:
     Ordinary direct first year business............. $ 2,763  $1,854   $   909
     Ordinary direct renewal business................  20,180   6,063    14,117
     Group life direct business......................     319     152       167
     Reinsurance ceded...............................  (1,088)    --     (1,088)
                                                      -------  ------   -------
                                                       22,174   8,069    14,105
   Accident and health:
     Direct..........................................     151     --        151
     Reinsurance ceded...............................     (21)    --        (21)
                                                      -------  ------   -------
   Total accident and health.........................     130     --        130
                                                      -------  ------   -------
                                                      $22,304  $8,069   $14,235
                                                      =======  ======   =======
   December 31, 1999
   Life and annuity:
     Ordinary direct first year business............. $ 2,823  $2,085   $   738
     Ordinary direct renewal business................  20,950   6,289    14,661
     Group life direct business......................     638     243       395
     Reinsurance ceded...............................  (1,269)    (16)   (1,253)
                                                      -------  ------   -------
                                                       23,142   8,601    14,541
   Accident and health:
     Direct..........................................     138     --        138
     Reinsurance ceded...............................     (23)    --        (23)
                                                      -------  ------   -------
   Total accident and health.........................     115     --        115
                                                      -------  ------   -------
                                                      $23,257  $8,601   $14,656
                                                      =======  ======   =======

                           PFL Life Insurance Company

                             (Dollars in thousands)


6. Policy and Contract Attributes (continued)

At December 31, 2000 and 1999, the Company had insurance in force aggregating $48,824 and $41,720, respectively, in which the gross premiums are less than the net premiums required by the standard valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $1,227 and $871 to cover these deficiencies at December 31, 2000 and 1999, respectively.

7. Dividend Restrictions

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its parent company. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory capital and surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2001, without the prior approval of insurance regulatory authorities, is $60,319.

The Company paid dividends to its parent of $40,000 and $120,000 in 1999 and 1998, respectively.

8. Retirement and Compensation Plans

The Company's employees participate in a qualified benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the SFAS No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee's compensation during the highest five consecutive years of employment. Pension expense aggregated $457, $408 and $380 for the years ended December 31, 2000, 1999 and 1998, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements, are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant's salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $310, $267 and $233 for the years ended December 31, 2000, 1999 and 1998, respectively.

AEGON sponsors supplemental retirement plans to provide the Company's senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee's compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company's allocation of expense for these plans for each of the years ended December 31, 2000, 1999 and 1998 was negligible. AEGON also sponsors an employee stock option plan for individuals employed at least

                           PFL Life Insurance Company

                             (Dollars in thousands)


8. Retirement and Compensation Plans (continued)

three years and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $41, $28 and $62 for the years ended December 31, 2000, 1999 and 1998, respectively.

9. Related Party Transactions

The Company shares certain offices, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2000, 1999 and 1998, the Company paid $21,115, $19,983 and $18,706, respectively, for these services, which approximates their costs to the affiliates.

Payables to affiliates bear interest at the thirty-day commercial paper rate of 6.40% at December 31, 2000. During 2000, 1999 and 1998, the Company paid net interest of $1,234, $1,994 and $1,491, respectively, to affiliates.

During 2000, the Company received a capital contribution of $100,000 in cash from its parent.

At December 31, 2000 and 1999, the Company has net short-term notes payable to an affiliate of $6,200 and $144,500, respectively. At December 31, 2000, this consists of short-term notes receivable from affiliates of $99,800 and short-term notes payable to affiliates of $106,000. At December 31, 1999, this consists of short-term notes receivable from affiliates of $21,300 and short-term notes payable to affiliates of $165,800. Interest on these notes accrues at rates ranging from 6.48% to 6.52% at December 31, 2000 and 4.85% to 5.90% at December 31, 1999.

During 1998, the Company issued life insurance policies to certain affiliated companies, covering the lives of certain employees of those affiliates. Premiums of $174,000 related to these policies were recognized during 1998, and aggregate reserves for policies and contracts are $199,491 and $190,299 at December 31, 2000 and 1999, respectively.

10. Commitments and Contingencies

The Company has issued Trust (synthetic) GIC contracts to plan sponsors totaling $311,477 and $374,124 at December 31, 2000 and 1999, respectively, pursuant to terms under which the plan sponsor retains ownership of the assets related to these contracts. The Company guarantees to provide benefit responsiveness in the event that plan benefit requests and other contractual commitments exceed plan cash flows. The plan sponsor agrees to reimburse the Company for such benefit payments with interest, either at a fixed or floating rate, from future plan and asset cash flows. In return for this guarantee, the Company receives a premium which varies based on such

                           PFL Life Insurance Company

                             (Dollars in thousands)


10. Commitments and Contingencies (continued)

elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow matching. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material effect on reported financial results. The assets relating to such contracts are not recognized in the Company's statutory-basis financial statements. A contract reserve has been established for the possibility of unexpected benefit payments at below market interest rates.

The Company may lend securities to approved broker and other parties to earn additional income. The Company receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of loaned securities is determined at the close of business and any additional required collateral is delivered to the Company on the next business day. Although risk is mitigated by collateral, the account could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. At December 31, 2000, the value of securities loaned amounted to $148,927.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management's opinion, after consultation with counsel and a review of available facts, that damages arising from such demands will not be material to the Company's financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $20,188 and $19,662 and an offsetting premium tax benefit of $7,429 and $7,429 at December 31, 2000 and 1999, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (benefit) was $1,134, $1,994 and $1,985 for the years ended December 31, 2000, 1999 and 1998, respectively.

                           PFL Life Insurance Company

                       Summary of Investments--Other Than
                         Investments in Related Parties

                             (Dollars in thousands)
                               December 31, 2000

SCHEDULE I

                                                                Amount at Which
                                                       Market    Shown in the
           Type of Investment              Cost(1)     Value     Balance Sheet
           ------------------             ---------- ---------- ---------------
Fixed maturities
Bonds:
  United States Government and government
   agencies and authorities.............. $   96,119 $   96,425   $   96,119
  States, municipalities and political
   subdivisions..........................    781,607    787,691      781,607
  Foreign governments....................    201,103    206,947      201,103
  Public utilities.......................    573,870    578,806      573,870
  All other corporate bonds..............  5,357,126  5,345,122    5,357,126
Redeemable preferred stock...............     19,987     18,215       19,987
                                          ---------- ----------   ----------
Total fixed maturities...................  7,029,812  7,033,206    7,029,812
Equity securities
Common stocks:
  Public utilities.......................      1,044      1,319        1,319
  Banks, trust and insurance.............      2,108      2,344        2,344
  Industrial, miscellaneous and all
   other.................................     71,989     81,073       81,073
                                          ---------- ----------   ----------
Total equity securities..................     75,141     84,736       84,736
Mortgage loans on real estate............  1,585,896               1,585,896
Real estate..............................     38,671                  38,671
Real estate acquired in satisfaction of
 debt....................................     15,599                  15,599
Policy loans.............................     57,571                  57,571
Other long-term investments..............    218,340                 218,340
Cash and short-term investments..........     98,224                  98,224
                                          ----------              ----------
Total investments........................ $9,119,254              $9,128,849
                                          ==========              ==========

--------
(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

                           PFL Life Insurance Company

                      Supplementary Insurance Information
                             (Dollars in thousands)

SCHEDULE III

                                              Future Policy          Policy and
                                              Benefits and  Unearned  Contract
                                                Expenses    Premiums Liabilities
                                              ------------- -------- -----------
Year ended December 31, 2000
Individual life..............................  $2,107,973   $   --     $ 9,993
Individual health............................     179,488    10,825     11,585
Group life and health........................     109,570     7,014     20,817
Annuity......................................   4,577,664       --         --
                                               ----------   -------    -------
                                               $6,974,695   $17,839    $42,395
                                               ==========   =======    =======
Year ended December 31, 1999
Individual life..............................  $1,550,188   $   --     $ 8,607
Individual health............................     133,214    10,311     10,452
Group life and health........................     105,035     8,604     27,088
Annuity......................................   4,036,751       --         --
                                               ----------   -------    -------
                                               $5,825,188   $18,915    $46,147
                                               ==========   =======    =======
Year ended December 31, 1998
Individual life..............................  $1,355,283   $   --     $ 8,976
Individual health............................      94,294     9,631     12,123
Group life and health........................      93,405    10,298     36,908
Annuity......................................   3,925,293       --         --
                                               ----------   -------    -------
                                               $5,468,275   $19,929    $58,007
                                               ==========   =======    =======

                           PFL Life Insurance Company

                      Supplementary Insurance Information
                             (Dollars in thousands)

SCHEDULE III

                                       Net      Benefits, Claims     Other
                          Premium   Investment     Losses and      Operating Premiums
                          Revenue    Income*   Settlement Expenses Expenses* Written
                         ---------- ---------- ------------------- --------- --------
Year ended December 31,
 2000
Individual life......... $  881,652  $132,477      $  649,924      $476,394  $    --
Individual health.......     88,222    14,132          71,399        39,427    88,000
Group life and health...     64,956    11,008          45,383        33,422    63,474
Annuity.................  3,223,121   369,696       3,203,819       247,718       --
                         ----------  --------      ----------      --------
                         $4,257,951  $527,313      $3,970,525      $796,961
                         ==========  ========      ==========      ========
Year ended December 31,
 1999
Individual life......... $  226,456  $104,029      $  274,730      $141,030  $    --
Individual health.......     77,985    10,036          58,649        35,329    77,716
Group life and health...     83,639    10,422          61,143        38,075    81,918
Annuity.................  1,413,049   313,062       1,303,537       328,821       --
                         ----------  --------      ----------      --------
                         $1,801,129  $437,549      $1,698,059      $543,255
                         ==========  ========      ==========      ========
Year ended December 31,
 1998
Individual life......... $  514,194  $ 85,258      $  545,720      $ 87,455  $    --
Individual health.......     68,963     8,004          48,144        30,442    68,745
Group life and health...    111,547    11,426          82,690        54,352   108,769
Annuity.................    667,920   342,296         592,085       335,359       --
                         ----------  --------      ----------      --------
                         $1,362,624  $446,984      $1,268,639      $507,608
                         ==========  ========      ==========      ========

--------
* Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

                           PFL Life Insurance Company

                                  Reinsurance
                             (Dollars in thousands)

SCHEDULE IV

                                                                      Percentage
                                     Ceded to    Assumed              of Amount
                           Gross      Other     From Other            Assumed to
                           Amount   Companies   Companies  Net Amount    Net
                         ---------- ----------  ---------- ---------- ----------
Year ended December 31,
 2000
Life insurance in
 force.................. $9,477,758 $1,088,937  $   70,808 $8,459,629      .8%
                         ========== ==========  ========== ==========    ====
Premiums:
  Individual life....... $  882,584 $    4,575  $    3,361 $  881,370     0.4%
  Individual health.....     92,426      4,204         --      88,222     --
  Group life and
   health...............    173,505    108,550         --      64,955     --
  Annuity...............  2,056,508      7,576   1,174,472  3,223,404    36.4
                         ---------- ----------  ---------- ----------    ----
                         $3,205,023 $  124,905  $1,177,833 $4,257,951    27.7%
                         ========== ==========  ========== ==========    ====
Year ended December 31,
 1999
Life insurance in
 force.................. $6,538,901 $ (500,192) $  415,910 $6,454,619     6.4%
                         ========== ==========  ========== ==========    ====
Premiums:
  Individual life....... $  227,363 $    3,967  $    2,723 $  226,119     1.2%
  Individual health.....     83,489      5,504         --      77,985     --
  Group life and
   health...............    205,752    122,113         --      83,639     --
  Annuity...............  1,426,112     12,726         --   1,413,386     --
                         ---------- ----------  ---------- ----------    ----
                         $1,942,716 $  144,310  $    2,723 $1,801,129     0.2%
                         ========== ==========  ========== ==========    ====
Year ended December 31,
 1998
Life insurance in
 force.................. $6,384,095 $  438,590  $   39,116 $5,984,621      .6%
                         ========== ==========  ========== ==========    ====
Premiums:
  Individual life....... $  515,164 $    3,692  $    2,366 $  513,838      .5%
  Individual health.....     76,438      7,475         --      68,963     --
  Group life and
   health...............    255,848    144,301         --     111,547     --
  Annuity...............    686,372     18,096         --     668,276     --
                         ---------- ----------  ---------- ----------    ----
                         $1,533,822 $  173,564  $    2,366 $1,362,624      .2%
                         ========== ==========  ========== ==========    ====

                             Financial Statements

               PFL Retirement Builder Variable Annuity Account -
                  Retirement Income Builder Variable Annuity

                         Year ended December 31, 2000
                      with Report of Independent Auditors

               PFL Retirement Builder Variable Annuity Account -
                  Retirement Income Builder Variable Annuity

                             Financial Statements

                         Year ended December 31, 2000


                                   Contents

Report of Independent Auditors....................................................................     1

Financial Statements

Balance Sheets....................................................................................     2
Statements of Operations..........................................................................     6
Statements of Changes in Contract Owners' Equity..................................................    10
Notes to Financial Statements.....................................................................    16

                        Report of Independent Auditors


The Board of Directors and Contract Owners of Retirement Income Builder Variable Annuity,
PFL Life Insurance Company


We have audited the accompanying balance sheets of certain subaccounts of PFL Retirement Builder Variable Annuity Account (comprised of the Money Market, High Income, Equity-Income, Growth, Overseas, Investment Grade Bond, Asset Manager, Asset Manager: Growth, Contrafund, Index 500, Growth Opportunities, Growth & Income, Balanced, and Mid Cap subaccounts), which are available for investment by contract owners of the Retirement Income Builder Variable Annuity, as of December 31, 2000, and the related statements of operations for the year then ended and changes in contract owners' equity for the periods indicated thereon. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2000, by correspondence with the mutual funds' transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of PFL Retirement Builder Variable Annuity Account which are available for investment by contract owners of the Retirement Income Builder Variable Annuity at December 31, 2000, and the results of their operations for the year then ended and changes in their contract owners' equity for the periods indicated thereon in conformity with accounting principles generally accepted in the United States.


Des Moines, Iowa
February 2, 2001

               PFL Retirement Builder Variable Annuity Account -
                  Retirement Income Builder Variable Annuity

                                Balance Sheets

                               December 31, 2000

                                                                             Money
                                                                             Market          High Income
                                                                           Subaccount        Subaccount
                                                                        ------------------------------------
Assets
Cash                                                                       $       14          $        1
Investments in mutual funds, at current market value:
   Variable Insurance Products Fund:
     Money Market Portfolio                                                 8,079,430                   -
     High Income Portfolio                                                          -           8,979,633
     Equity-Income Portfolio                                                        -                   -
     Growth Portfolio                                                               -                   -
     Overseas Portfolio                                                             -                   -
   Variable Insurance Products Fund II:
     Investment Grade Bond Portfolio                                                -                   -
     Asset Manager Portfolio                                                        -                   -
     Asset Manager: Growth Portfolio                                                -                   -
     Contrafund Portfolio                                                           -                   -
     Index 500 Portfolio                                                            -                   -
   Variable Insurance Products Fund III:
     Growth Opportunities Portfolio                                                 -                   -
     Growth & Income Portfolio                                                      -                   -
     Balanced Portfolio                                                             -                   -
     Mid Cap Portfolio                                                              -                   -
                                                                        ------------------------------------
Total investments in mutual funds                                           8,079,430           8,979,633
                                                                        ------------------------------------
Total assets                                                               $8,079,444          $8,979,634
                                                                        ====================================

Liabilities and contract owners' equity
Liabilities:
   Contract terminations payable                                           $        -          $        -
                                                                        ------------------------------------
Total liabilities                                                                   -                   -

Contract owners' equity:
   Deferred annuity contracts terminable by owners                          8,079,444           8,979,634
                                                                        ------------------------------------
Total liabilities and contract owners' equity                              $8,079,444          $8,979,634
                                                                        ====================================

See accompanying notes.

                                                                     Investment
          Equity-Income            Growth            Overseas        Grade Bond       Asset Manager
            Subaccount           Subaccount         Subaccount       Subaccount         Subaccount
       ---------------------------------------------------------------------------------------------
           $         -          $         -        $         2      $         -        $         -


                     -                    -                  -                -                  -
                     -                    -                  -                -                  -
            29,421,051                    -                  -                -                  -
                     -           47,767,248                  -                -                  -
                     -                    -         10,447,626                -                  -

                     -                    -                  -       20,276,544                  -
                     -                    -                  -                -         15,013,469
                     -                    -                  -                -                  -
                     -                    -                  -                -                  -
                     -                    -                  -                -                  -

                     -                    -                  -                -                  -
                     -                    -                  -                -                  -
                     -                    -                  -                -                  -
                     -                    -                  -                -                  -
       ---------------------------------------------------------------------------------------------
            29,421,051           47,767,248         10,447,626       20,276,544         15,013,469
       ---------------------------------------------------------------------------------------------
           $29,421,051          $47,767,248        $10,447,628      $20,276,544        $15,013,469
       =============================================================================================


           $         3          $         4        $         -      $         4        $         2
       ---------------------------------------------------------------------------------------------
                     3                    4                  -                4                  2


            29,421,048           47,767,244         10,447,628       20,276,540         15,013,467
       ---------------------------------------------------------------------------------------------
           $29,421,051          $47,767,248        $10,447,628      $20,276,544        $15,013,469
       =============================================================================================

               PFL Retirement Builder Variable Annuity Account -
                  Retirement Income Builder Variable Annuity

                          Balance Sheets (continued)


                                                                             Asset
                                                                            Manager:
                                                                             Growth         Contrafund
                                                                           Subaccount       Subaccount
                                                                         ---------------------------------
Assets
Cash                                                                        $        -      $         -
Investments in mutual funds, at current market value:
   Variable Insurance Products Fund:
     Money Market Portfolio                                                          -                -
     High Income Portfolio                                                           -                -
     Equity-Income Portfolio                                                         -                -
     Growth Portfolio                                                                -                -
     Overseas Portfolio                                                              -                -
   Variable Insurance Products Fund II:
     Investment Grade Bond Portfolio                                                 -                -
     Asset Manager Portfolio                                                         -                -
     Asset Manager: Growth Portfolio                                         9,380,040                -
     Contrafund Portfolio                                                            -       36,238,468
     Index 500 Portfolio                                                             -                -
   Variable Insurance Products Fund III:
     Growth Opportunities Portfolio                                                  -                -
     Growth & Income Portfolio                                                       -                -
     Balanced Portfolio                                                              -                -
     Mid Cap Portfolio                                                               -                -
                                                                         ---------------------------------
Total investments in mutual funds                                            9,380,040       36,238,468
                                                                         ---------------------------------
Total assets                                                                $9,380,040      $36,238,468
                                                                         =================================

Liabilities and contract owners' equity
Liabilities:
   Contract terminations payable                                            $        1      $         2
                                                                         ---------------------------------
Total liabilities                                                                    1                2

Contract owners' equity:
   Deferred annuity contracts terminable by owners                           9,380,039       36,238,466
                                                                         ---------------------------------
Total liabilities and contract owners' equity                               $9,380,040      $36,238,468
                                                                         =================================

See accompanying notes.

                                Growth           Growth &
           Index 500         Opportunities         Income           Balanced           Mid Cap
           Subaccount         Subaccount         Subaccount        Subaccount        Subaccount
         ---------------------------------------------------------------------------------------
         $          4       $          3       $          4      $        72       $         -



                    -                  -                  -                 -                 -
                    -                  -                  -                 -                 -
                    -                  -                  -                 -                 -
                    -                  -                  -                 -                 -
                    -                  -                  -                 -                 -

                    -                  -                  -                 -                 -
                    -                  -                  -                 -                 -
                    -                  -                  -                 -                 -
                    -                  -                  -                 -                 -
           75,944,347                  -                  -                 -                 -

                    -         15,108,574                  -                 -                 -
                    -                  -         27,967,025                 -                 -
                    -                  -                  -        17,264,957                 -
                    -                  -                  -                 -        12,184,899
         --------------------------------------------------------------------------------------
           75,944,347         15,108,574         27,967,025        17,264,957        12,184,899
         --------------------------------------------------------------------------------------
         $ 75,944,351       $ 15,108,577       $ 27,967,029      $ 17,265,029      $ 12,184,899
         ======================================================================================


         $          -       $          -       $          -      $          -      $         50
         --------------------------------------------------------------------------------------
                    -                  -                  -                 -                50


           75,944,351         15,108,577         27,967,029        17,265,029        12,184,849
         --------------------------------------------------------------------------------------
         $ 75,944,351       $ 15,108,577       $ 27,967,029      $ 17,265,029      $ 12,184,899
         ======================================================================================

               PFL Retirement Builder Variable Annuity Account -
                  Retirement Income Builder Variable Annuity

                           Statements of Operations

                         Year ended December 31, 2000


                                                                               Money
                                                                               Market          High Income
                                                                             Subaccount        Subaccount
                                                                          ------------------------------------
Net investment income (loss)
 Income:
   Dividends                                                                $   423,723       $    791,436
 Expenses:
   Administrative, mortality and expense risk charge                             93,534            144,548
                                                                            ------------------------------
Net investment income (loss)                                                    330,189            646,888

Netrealized and unrealized capital gain (loss) from investments
 Net realized capital gain (loss) from sales of investments:
   Proceeds from sales                                                        7,981,979          2,415,160
   Cost of investments sold                                                   7,981,979          3,089,216
                                                                            ------------------------------
 Net realized capital gain (loss) from sales of investments                           -           (674,056)

 Net change in unrealized appreciation/depreciation of investments:
   Beginning of period                                                                -           (265,145)
   End of period                                                                      -         (3,009,092)
                                                                            ------------------------------
 Net change in unrealized appreciation/depreciation of investments                    -         (2,743,947)
                                                                            ------------------------------
Net realized and unrealized capital gain (loss) from investments                      -         (3,418,003)
                                                                            ------------------------------
Increase (decrease) from operations                                         $   330,189       $ (2,771,115)
                                                                            ==============================

See accompanying notes.

                                                                     Investment
       Equity-Income          Growth               Overseas          Grade Bond         Asset Manager
         Subaccount         Subaccount            Subaccount         Subaccount          Subaccount
     ------------------------------------------------------------------------------------------------

         $2,283,150          $  4,424,927        $    802,111         $1,328,844         $ 1,571,570

            371,204               649,083             131,510            260,622             201,539
     -----------------------------------------------------------------------------------------------
          1,911,946             3,775,844             670,601          1,068,222           1,370,031



          4,655,566             4,097,157           1,042,418          4,139,904           2,079,233
          4,779,694             3,178,537             885,051          4,379,347           2,131,546
     -----------------------------------------------------------------------------------------------
           (124,128)              918,620             157,367           (239,443)            (52,313)


          1,237,668             8,814,159           1,889,982           (371,158)          1,163,069
          1,292,215            (2,840,874)         (1,183,867)           622,483            (945,487)
     -----------------------------------------------------------------------------------------------
             54,547           (11,655,033)         (3,073,849)           993,641          (2,108,556)
     -----------------------------------------------------------------------------------------------
            (69,581)          (10,736,413)         (2,916,482)           754,198          (2,160,869)
     -----------------------------------------------------------------------------------------------
         $1,842,365          $ (6,960,569)       $ (2,245,881)        $1,822,420         $  (790,838)
     ===============================================================================================

               PFL Retirement Builder Variable Annuity Account -
                  Retirement Income Builder Variable Annuity

                     Statements of Operations (continued)

                                                                                   Asset
                                                                                 Manager:
                                                                                  Growth        Contrafund
                                                                                Subaccount      Subaccount
                                                                             ---------------- ---------------
Net investment income (loss)
   Income:
     Dividends                                                                $    910,741      $ 4,038,138
   Expenses:
     Administrative, mortality and expense risk charge                             127,917          466,942
                                                                             -------------    -------------
Net investment income (loss)                                                       782,824        3,571,196

Net realized and unrealized capital gain (loss) from investments
   Net realized capital gain (loss) from sales of investments:
     Proceeds from sales                                                           928,646        2,226,386
     Cost of investments sold                                                      928,924        1,649,435
                                                                             -------------    -------------
   Net realized capital gain (loss) from sales of investments                         (278)         576,951

   Net change in unrealized appreciation/depreciation of investments:
     Beginning of period                                                         1,015,681        6,643,469
     End of period                                                              (1,143,581)        (384,392)
                                                                             -------------    -------------
   Net change in unrealized appreciation/depreciation of investments            (2,159,262)      (7,027,861)
                                                                             -------------    -------------
Net realized and unrealized capital gain (loss) from investments                (2,159,540)      (6,450,910)
                                                                             -------------    -------------
Increase (decrease) from operations                                            $(1,376,716)     $(2,879,714)
                                                                             =============    =============

See accompanying notes.

                               Growth          Growth &
          Index 500        Opportunities        Income             Balanced            Mid Cap
          Subaccount         Subaccount       Subaccount          Subaccount         Subaccount
        ---------------------------------------------------------------------------------------

         $  1,036,651        $ 1,242,900       $ 2,272,023        $   972,292       $     51,734

            1,030,691            223,161           372,189            235,838             76,560
         ---------------------------------------------------------------------------------------
                5,960          1,019,739         1,899,834            736,454            (24,826)



            5,570,035          2,108,667         3,715,030          2,581,324          1,825,333
            3,823,312          2,006,994         3,452,936          2,650,127          1,478,278
         ---------------------------------------------------------------------------------------
            1,746,723            101,673           262,094            (68,803)           347,055


           12,751,273          1,327,916         2,865,531            562,461             94,921
            2,558,328         (3,009,948)         (651,031)        (1,078,232)           710,908
         ---------------------------------------------------------------------------------------
          (10,192,945)        (4,337,864)       (3,516,562)        (1,640,693)           615,987
         ---------------------------------------------------------------------------------------
           (8,446,222)        (4,236,191)       (3,254,468)        (1,709,496)           963,042
         ---------------------------------------------------------------------------------------
         $ (8,440,262)       $(3,216,452)      $(1,354,634)       $  (973,042)      $    938,216
         =======================================================================================

               PFL Retirement Builder Variable Annuity Account -
                  Retirement Income Builder Variable Annuity

               Statements of Changes in Contract Owners' Equity

            Years ended December 31, 2000 and 1999, except as noted

                                                   Money Market Subaccount                  High Income Subaccount
                                              ----------------------------------       ------------------------------
                                                    2000             1999                   2000           1999
                                              ----------------------------------       ------------------------------
Operations:
 Net investment income (loss)                   $   330,189       $   227,243           $    646,888     $   662,148
 Net realized capital gain (loss)                         -                 -               (674,056)       (291,166)
 Net change in unrealized appreciation/
    depreciation of investments                           -                 -             (2,743,947)        221,891
                                              ----------------------------------       ------------------------------
                                                    330,189           227,243             (2,771,115)        592,873
Contract transactions:
 Net contract purchase payments                     700,256         4,049,912                465,309       1,480,567
 Transfer payments from (to) other
   subaccounts or general account                   875,432        (1,478,050)               635,690       2,344,994
 Contract terminations, withdrawals, and
   other deductions                              (1,249,967)         (727,793)            (1,299,173)       (511,381)
                                              ----------------------------------       ------------------------------
Increase (decrease) from contract
  transactions                                      325,721         1,844,069               (198,174)      3,314,180
                                              ----------------------------------       ------------------------------
Net increase (decrease) in contract
  owners' equity                                    655,910         2,071,312             (2,969,289)      3,907,053

Contract owners' equity at beginning of
  period                                          7,423,534         5,352,222             11,948,923       8,041,870
                                              ----------------------------------       ------------------------------
Contract owners' equity at end of period        $ 8,079,444       $ 7,423,534           $  8,979,634     $11,948,923
                                              ==================================       ==============================

(1)  Commencement of operations, May 3, 1999.


See accompanying notes.

      Equity-Income Subaccount                 Growth Subaccount                  Overseas Subaccount
   --------------------------------      ------------------------------      -------------------------------
        2000             1999                2000            1999                 2000            1999
   --------------------------------      ------------------------------      -------------------------------
     $ 1,911,946      $   615,603         $  3,775,844    $ 1,260,298          $   670,601      $   79,948
        (124,128)         150,826              918,620        173,801              157,367          49,833

          54,547          131,381          (11,655,033)     6,541,047           (3,073,849)      1,808,007
   --------------------------------      ------------------------------      -------------------------------
       1,842,365          897,810           (6,960,569)     7,975,146           (2,245,881)      1,937,788

       1,147,776        3,907,796            8,956,742      8,020,809            2,696,938         975,775

         197,560        6,082,338           10,825,373     10,002,720            3,169,055       1,236,430

      (2,499,195)      (1,247,913)          (2,988,661)      (948,645)            (589,695)       (196,145)
   --------------------------------      ------------------------------      -------------------------------

      (1,153,859)       8,742,221           16,793,454     17,074,884            5,276,298       2,016,060
   --------------------------------      ------------------------------      -------------------------------

         688,506        9,640,031            9,832,885     25,050,030            3,030,417       3,953,848

      28,732,542       19,092,511           37,934,359     12,884,329            7,417,211       3,463,363
   --------------------------------      ------------------------------      -------------------------------
     $29,421,048      $28,732,542         $ 47,767,244    $37,934,359          $10,447,628      $7,417,211
   ================================      ==============================      ===============================

               PFL Retirement Builder Variable Annuity Account -
                  Retirement Income Builder Variable Annuity

         Statements of Changes in Contract Owners' Equity (continued)

                                                       Investment Grade Bond
                                                             Subaccount                   Asset Manager Subaccount
                                                 ----------------------------------    -------------------------------
                                                      2000              1999                2000            1999
                                                 ----------------------------------    -------------------------------
Operations:
 Net investment income (loss)                      $  1,068,222     $   381,700          $ 1,370,031     $   538,384
 Net realized capital gain (loss)                      (239,443)         (3,596)             (52,313)         21,962
 Net change in unrealized appreciation/
    depreciation of investments                         993,641        (698,586)          (2,108,556)        619,242
                                                 ----------------------------------    -------------------------------
                                                      1,822,420        (320,482)            (790,838)      1,179,588
Contract transactions:
 Net contract purchase payments                         805,843       2,903,534              637,379       1,149,621
 Transfer payments from (to) other
   subaccounts or general account                        96,642       7,554,760            1,630,680       4,129,282
 Contract terminations, withdrawals, and
   other deductions                                  (2,085,834)       (840,990)          (1,182,529)       (648,889)
                                                 ----------------------------------    -------------------------------
Increase (decrease) from contract
  transactions                                       (1,183,349)      9,617,304            1,085,530       4,630,014
                                                 ----------------------------------    -------------------------------
Net increase (decrease) in contract owners'
  equity                                                639,071       9,296,822              294,692       5,809,602

Contract owners' equity at beginning of
  period                                             19,637,469      10,340,647           14,718,775       8,909,173
                                                 ----------------------------------    -------------------------------
Contract owners' equity at end of period           $ 20,276,540     $19,637,469          $15,013,467     $14,718,775
                                                 ==================================    ===============================

(1)  Commencement of operations, May 3, 1999.


See accompanying notes.

       Asset Manager: Growth
             Subaccount                    Contrafund Subaccount                 Index 500 Subaccount
  --------------------------------     ------------------------------     ---------------------------------
       2000             1999                2000           1999                2000             1999
  --------------------------------     ------------------------------     ---------------------------------
   $   782,824      $   259,671         $  3,571,196    $    324,145        $      5,960    $   (123,614)
          (278)          59,188              576,951         177,689           1,746,723         463,913

    (2,159,262)         595,762           (7,027,861)      4,295,673         (10,192,945)      8,570,815
  --------------------------------     ------------------------------     ---------------------------------
    (1,376,716)         914,621           (2,879,714)      4,797,507          (8,440,262)      8,911,114

     1,067,743        1,341,416            5,113,818       5,840,392           9,277,320      15,958,156

     1,591,131        1,318,004            6,143,583       6,157,722          11,388,603      16,480,835

      (449,527)        (295,644)          (2,486,167)       (636,302)         (5,508,597)     (2,067,888)
  --------------------------------     ------------------------------     ---------------------------------

     2,209,347        2,363,776            8,771,234      11,361,812          15,157,326      30,371,103
  --------------------------------     ------------------------------     ---------------------------------

       832,631        3,278,397            5,891,520      16,159,319           6,717,064      39,282,217


     8,547,408        5,269,011           30,346,946      14,187,627          69,227,287      29,945,070
  --------------------------------     ------------------------------     ---------------------------------
   $ 9,380,039      $ 8,547,408         $ 36,238,466    $ 30,346,946        $ 75,944,351    $ 69,227,287
  ================================     ==============================     =================================

               PFL Retirement Builder Variable Annuity Account -
                  Retirement Income Builder Variable Annuity

         Statements of Changes in Contract Owners' Equity (continued)


                                                                                Growth Opportunities
                                                                                     Subaccount
                                                                           -------------------------------
                                                                                2000            1999
                                                                           -------------------------------
Operations:
 Net investment income (loss)                                               $  1,019,739     $    98,236
 Net realized capital gain (loss)                                                101,673         137,159
 Net change in unrealized appreciation/depreciation of investments            (4,337,864)        185,860
                                                                           -------------------------------
                                                                              (3,216,452)        421,255
Contract transactions:
 Net contract purchase payments                                                1,894,794       3,764,916
 Transfer payments from (to) other subaccounts or general account                780,994       4,163,882
 Contract terminations, withdrawals, and other deductions                       (960,827)       (536,181)
                                                                           -------------------------------
Increase (decrease) from contract transactions                                 1,714,961       7,392,617
                                                                           -------------------------------
Net increase (decrease) in contract owners' equity                            (1,501,491)      7,813,872

Contract owners' equity at beginning of period                                16,610,068       8,796,196
                                                                           -------------------------------
Contract owners' equity at end of period                                    $ 15,108,577     $16,610,068
                                                                           ===============================

(1)  Commencement of operations, May 3, 1999.


See accompanying notes.

            Growth & Income
               Subaccount                        Balanced Subaccount                Mid Cap Subaccount
   ----------------------------------     ---------------------------------    -----------------------------
         2000             1999                 2000             1999                2000         1999 (1)
   ----------------------------------     ---------------------------------    -----------------------------
    $  1,899,834     $      (6,404)         $    736,454     $    268,129        $    (24,826)   $   2,239

         262,094           402,730               (68,803)          88,765             347,055        5,408
      (3,516,562)        1,160,657            (1,640,693)          42,470             615,987       94,921
   ----------------------------------     ---------------------------------    -----------------------------
      (1,354,634)        1,556,983              (973,042)         399,364             938,216      102,568

       2,509,786         5,163,519             1,117,601        3,034,343           3,557,741      250,802
       2,292,096         7,838,172             1,017,024        6,731,909           7,356,519      308,544
      (2,284,095)       (1,019,680)           (1,405,253)        (833,396)           (298,023)     (31,518)
   ----------------------------------     ---------------------------------    -----------------------------

       2,517,787        11,982,011               729,372        8,932,856          10,616,237      527,828
   ----------------------------------     ---------------------------------    -----------------------------
       1,163,153        13,538,994              (243,670)       9,332,220          11,554,453      630,396

      26,803,876        13,264,882            17,508,699        8,176,479             630,396            -
   ----------------------------------     ---------------------------------    -----------------------------

    $ 27,967,029       $26,803,876          $ 17,265,029     $ 17,508,699        $ 12,184,849    $ 630,396
   ==================================     =================================    =============================

               PFL Retirement Builder Variable Annuity Account -
                  Retirement Income Builder Variable Annuity

                         Notes to Financial Statements

                               December 31, 2000



1. Organization and Summary of Significant Accounting Policies

Organization

The PFL Retirement Builder Variable Annuity Account ("Mutual Fund Account") is a segregated investment account of PFL Life Insurance Company ("PFL Life"), an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of seventy-one investment subaccounts, five of which are invested in specified portfolios of the Variable Insurance Products Fund, five of which are invested in specified portfolios of the Variable Insurance Products Fund II, and four of which are invested in specified portfolios of the Variable Insurance Products Fund III (each a "Series Fund" and collectively "the Series Funds"). Activity in these fourteen subaccounts is available to contract owners of the Retirement Income Builder Variable Annuity, as well as contract owners of the Immediate Income Builder Variable Annuity, also offered by PFL Life. Activity in the High Income, Equity-Income, and Growth portfolios of the Variable Insurance Products Fund; and the Investment Grade Bond and Contrafund portfolios of the Variable Insurance Products Fund II; and the Growth & Income, Balanced and Mid Cap portfolios of the Variable Investment Products Fund III is also available to contract owners of the Retirement Income Builder II Variable Annuity, also offered by PFL Life. Activity in the High Income Portfolio of the Variable Insurance Products Fund, the Investment Grade Bond and Index 500 portfolios of the Variable Insurance Products Fund II, and the Growth Opportunities portfolio of the Variable Insurance Products Fund III is also available to contract owners of the Portfolio Select Variable Annuity, also offered by PFL Life. The amounts reported herein represent the activity related to contract owners of the Retirement Income Builder Variable Annuity only. Activity in the remaining fifty-seven subaccounts (not included herein) are available to contract owners of Retirement Income Builder II Variable Annuity, Portfolio Select Variable Annuity, PFL Immediate Income Builder and The One Income Annuity, also offered by PFL Life.

Effective March 1, 2001, PFL Life intends to change its name to Transamerica Life Insurance Company.

PFL has indicated its intention to change the name of the PFL Retirement Builder Variable Annuity to Retirement Builder Variable Annuity Account, effective May 1, 2001.

               PFL Retirement Builder Variable Annuity Account -
                  Retirement Income Builder Variable Annuity

                   Notes to Financial Statements (continued)




1. Organization and Summary of Significant Accounting Policies (continued)

Investments

Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Series Funds, as selected by the contract owner. Investments are stated at the closing net asset values per share as of December 31, 2000.

Realized capital gains and losses from sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Series Funds are credited or charged to contract owners' equity.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.


2. Investments

A summary of the mutual fund investments at December 31, 2000 follows:

                                             Number of      Net Asset Value   Market
                                            Shares Held        Per Share       Value             Cost
                                          ---------------------------------------------------------------
   Variable Insurance Products Fund:
     Money Market Portfolio                 8,079,429.760     $    1.00       $  8,079,430   $  8,079,430
     High Income Portfolio                  1,097,754.625          8.18          8,979,633     11,988,725
     Equity-Income Portfolio                1,152,862.512         25.52         29,421,051     28,128,836
     Growth Portfolio                       1,094,324.128         43.65         47,767,248     50,608,122
     Overseas Portfolio                       522,642.616         19.99         10,447,626     11,631,493
   Variable Insurance Products Fund II:
     Investment Grade Bond Portfolio        1,610,527.696         12.59         20,276,544     19,654,061
     Asset Manager Portfolio                  938,341.806         16.00         15,013,469     15,958,956
     Asset Manager: Growth Portfolio          650,939.641         14.41          9,380,040     10,523,621
     Contrafund Portfolio                   1,526,472.975         23.74         36,238,468     36,622,860
     Index 500 Portfolio                      507,887.026        149.53         75,944,347     73,386,019
   Variable Insurance Products Fund III:
     Growth Opportunities Portfolio           851,667.074         17.74         15,108,574     18,118,522
     Growth & Income Portfolio              1,832,701.509         15.26         27,967,025     28,618,056
     Balanced Portfolio                     1,194,806.680         14.45         17,264,957     18,343,189
     Mid Cap Portfolio                        601,723.403         20.25         12,184,899     11,473,991

               PFL Retirement Builder Variable Annuity Account -
                  Retirement Income Builder Variable Annuity

                   Notes to Financial Statements (continued)



2. Investments (continued)

The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                                                   Period ending December 31
                                                           2000                                1999
                                              -------------------------------     --------------------------------
                                                Purchases         Sales             Purchases          Sales
                                              -------------------------------     --------------------------------
   Variable Insurance Products Fund:
     Money Market Portfolio                   $    8,637,892     $7,981,979         $11,118,916      $9,047,610
     High Income Portfolio                         2,863,878      2,415,160           5,538,880       1,562,557
     Equity-Income Portfolio                       5,413,656      4,655,566          10,682,080       1,324,259
     Growth Portfolio                             24,666,458      4,097,157          18,984,108         648,923
     Overseas Portfolio                            6,989,313      1,042,418           2,661,727         565,716
   Variable Insurance Products Fund II:
     Investment Grade Bond Portfolio               4,024,788      4,139,904          12,144,013       2,145,017
     Asset Manager Portfolio                       4,534,799      2,079,233           6,405,064       1,236,665
     Asset Manager: Growth Portfolio               3,920,819        928,646           3,301,981         678,535
     Contrafund Portfolio                         14,568,814      2,226,386          12,156,695         470,737
     Index 500 Portfolio                          20,733,434      5,570,035          31,813,922       1,566,567
   Variable Insurance Products Fund III:
     Growth Opportunities Portfolio                4,843,363      2,108,667           8,221,841         730,984
     Growth & Income Portfolio                     8,132,789      3,715,030          13,604,820       1,629,355
     Balanced Portfolio                            4,046,947      2,581,324          10,348,540       1,147,425
     Mid Cap Portfolio                            12,416,785      1,825,333             583,396          53,320

3. Contract Owners' Equity

A summary of deferred annuity contracts terminable by owners at December 31, 2000 follows:

                                                             Return of Premium Death Benefit
                                                   ---------------------------------------------------------

                                                      Accumulation      Accumulation Unit   Total Contract
                     Subaccount                       Units Owned             Value              Value
------------------------------------------------------------------------------------------------------------
   Money Market                                       2,683,654.852        $1.183694          $  3,176,626
   High Income                                        5,420,833.879         0.900394             4,880,886
   Equity-Income                                      8,605,897.184         1.580150            13,598,608
   Growth                                            10,543,852.737         2.025607            21,357,702
   Overseas                                           3,212,324.875         1.395031             4,481,293
   Investment Grade Bond                              8,533,039.399         1.248322            10,651,981
   Asset Manager                                      5,308,237.081         1.413994             7,505,815
   Asset Manager: Growth                              3,020,309.938         1.415992             4,276,735
   Contrafund                                         8,989,997.080         1.800102            16,182,912

               PFL Retirement Builder Variable Annuity Account -
                  Retirement Income Builder Variable Annuity

                   Notes to Financial Statements (continued)




3. Contract Owners' Equity (continued)

                                                               Return of Premium Death Benefit
                                                   ---------------------------------------------------------

                                                      Accumulation      Accumulation Unit    Total Contract
                     Subaccount                       Units Owned             Value              Value
------------------------------------------------------------------------------------------------------------
   Index 500                                         21,349,167.227        $1.780575           $38,013,793
   Growth Opportunities                               5,335,472.097         1.275971             6,807,908
   Growth & Income                                    7,912,482.012         1.625951            12,865,308
   Balanced                                           6,416,430.153         1.300348             8,343,592
   Mid Cap                                            3,534,619.070         1.782724             6,301,250

                                                            5% Annually Compounding Death Benefit
                                                                 Annual Step-Up Death Benefit
                                                   ---------------------------------------------------------

                                                      Accumulation      Accumulation Unit   Total Contract
                     Subaccount                       Units Owned             Value             Value
------------------------------------------------------------------------------------------------------------

   Money Market                                       4,166,483.471        $1.176728          $  4,902,818
   High Income                                        4,579,217.377         0.895076             4,098,748
   Equity-Income                                     10,072,752.294         1.570816            15,822,440
   Growth                                            13,115,324.670         2.013640            26,409,542
   Overseas                                           4,302,275.458         1.386786             5,966,335
   Investment Grade Bond                              7,755,743.004         1.240959             9,624,559
   Asset Manager                                      5,340,992.513         1.405666             7,507,652
   Asset Manager: Growth                              3,625,319.660         1.407684             5,103,304
   Contrafund                                        11,207,451.101         1.789484            20,055,554
   Index 500                                         21,428,567.811         1.770093            37,930,558
   Growth Opportunities                               6,540,759.704         1.269068             8,300,669
   Growth & Income                                    9,338,398.107         1.617164            15,101,721
   Balanced                                           6,898,132.075         1.293312             8,921,437
   Mid Cap                                            3,308,453.720         1.778353             5,883,599

               PFL Retirement Builder Variable Annuity Account -
                  Retirement Income Builder Variable Annuity

                   Notes to Financial Statements (continued)




3. Contract Owners' Equity (continued)

A summary of changes in contract owners' account units follows:

                                                                  Equity-
                                   Money Market   High Income      Income         Growth        Overseas
                                    Subaccount     Subaccount    Subaccount     Subaccount     Subaccount
                                   -------------------------------------------------------------------------
  Units outstanding at
     January 1, 1999                 4,941,121      7,315,185    13,610,133      7,603,674      2,799,217
     Units purchased                 6,202,218      1,451,865     2,956,121      4,812,430        806,648
     Units redeemed and
       transferred                  (4,541,772)     1,414,310     2,953,150      4,090,599        653,917
                                   -------------------------------------------------------------------------
  Units outstanding at
     December 31, 1999               6,601,567     10,181,360    19,519,404     16,506,703      4,259,782
     Units purchased                   803,672        465,942       944,431      4,256,697      1,806,778
     Units redeemed and
       transferred                    (555,101)      (647,251)   (1,785,186)     2,895,777      1,448,040
                                   -------------------------------------------------------------------------
  Units outstanding at
     December 31, 2000               6,850,138     10,000,051    18,678,649     23,659,177      7,514,600
                                   =========================================================================

                                                                   Asset
                                    Investment       Asset        Manager:
                                    Grade Bond      Manager        Growth       Contrafund      Index 500
                                    Subaccount     Subaccount    Subaccount     Subaccount     Subaccount
                                   -------------------------------------------------------------------------
  Units outstanding at January
     1, 1999                         8,905,414      6,570,265     3,667,848      8,935,313      17,959,483
     Units purchased                 3,062,608      1,090,869     1,083,964      3,771,495       9,840,504
     Units redeemed and
       transferred                   5,349,541      2,237,757       478,608      2,880,868       7,107,314
                                   -------------------------------------------------------------------------
  Units outstanding at
     December 31, 1999              17,317,563      9,898,891     5,230,420     15,587,676      34,907,301
     Units purchased                   819,645        625,120       714,711      3,013,088       5,478,273
     Units redeemed and
       transferred                  (1,848,426)       125,219       700,499      1,596,684       2,392,161
                                   -------------------------------------------------------------------------
  Units outstanding at
     December 31, 2000              16,288,782     10,649,230     6,645,630     20,197,448      42,777,735
                                   =========================================================================

               PFL Retirement Builder Variable Annuity Account -
                  Retirement Income Builder Variable Annuity

                   Notes to Financial Statements (continued)




3. Contract Owners' Equity (continued)

                                               Growth         Growth &
                                            Opportunities      Income         Balanced         Mid Cap
                                             Subaccount      Subaccount      Subaccount       Subaccount
                                           ----------------------------------------------------------------
  Units outstanding at January 1, 1999        5,822,393       8,385,392        6,144,571              -
     Units purchased                          2,750,499       3,797,808        2,766,032        238,609
     Units redeemed and transferred           2,113,124       3,543,478        3,841,866        228,746
                                           ----------------------------------------------------------------
  Units outstanding at December 31, 1999     10,686,016      15,726,678       12,752,469        467,355
     Units purchased                          1,346,614       1,746,650        1,006,996      2,457,208
     Units redeemed and transferred            (156,398)       (222,448)        (444,903)     3,918,510
                                           ----------------------------------------------------------------
  Units outstanding at December 31, 2000     11,876,232      17,250,880       13,314,562      6,843,073
                                           ================================================================

4. Administrative, Mortality and Expense Risk Charge

Administrative charges include an annual charge of $30 per contract. Charges for administrative fees to the variable annuity contracts are an expense of the Mutual Fund Account.

PFL Life deducts a daily charge for assuming certain mortality and expense risks. For the 5% Annually Compounding Death Benefit and the Annual Step-Up Death Benefit, this charge is equal to an effective annual rate of 1.25% of the value of the contract owner's individual account. For the Return of Premium Death Benefit, the corresponding charge is equal to an effective annual rate of 1.10% of the value of the contract owner's individual account. PFL Life also deducts a daily charge equal to an annual rate of .15% of the contract owner's account for administrative expenses.


5. Taxes

Operations of the Mutual Fund Account form a part of PFL Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). The operations of the Mutual Fund Account are accounted for separately from other operations of PFL Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from PFL Life. Under existing federal income tax laws, the income of the Mutual Fund Account, to the extent applied to increase reserves under the variable annuity contracts, is not taxable to PFL Life.

                                                                      RETIREMENT
                                                               INCOME BUILDER II
                                                                VARIABLE ANNUITY
                                                                  Issued Through
                                                     RETIREMENT BUILDER VARIABLE
                                                                 ANNUITY ACCOUNT
                                                                              by

                                        TRANSAMERICA LIFE INSURANCE COMPANY

Prospectus-May 1, 2001

This flexible premium annuity policy has many investment choices. There is a fixed account, which offers interest at rates that are guaranteed by Transamerica Life Insurance Company (Transamerica), formerly PFL Life Insurance Company and thirty-four underlying fund portfolios offered by various underlying funds. You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the underlying fund portfolios.

This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying funds. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the Retirement Income Builder II Variable Annuity policy, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2001. Please call us at (800) 525-6205 or write us at: Transamerica Life Insurance Company, Financial Markets Division, Variable Annuity Department, 4333 Edgewood Road NE, Cedar Rapids, Iowa, 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. Information about the separate account can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the policies and the underlying funds:
 .  are not bank deposits
 .  are not federally insured
 .  are not endorsed by any bank or government agency
 .  are not guaranteed to achieve their goal
 .  are subject to risks, including loss of premium
The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

AEGON/Transamerica Series Fund, Inc.

 Janus Growth

 Van Kampen Emerging Growth

AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund
 AIM V.I. Government Securities Fund
 AIM V.I. Growth and Income Fund
 AIM V.I. Value Fund

Dreyfus Stock Index Fund-Initial Class

Dreyfus Variable Investment Fund

 Dreyfus VIF-Money Market Portfolio

Dreyfus Variable Investment Fund- Initial Class

 Dreyfus VIF-Small Company Stock Portfolio

MFS(R) Variable Insurance TrustSM
 MFS Emerging Growth Series
 MFS Research Series
 MFS Total Return Series
 MFS Utilities Series

Nations Separate Account Trust

 Nations High Yield Bond Portfolio

 Nations International Value Portfolio

 Nations Marsico Growth & Income Portfolio

 Nations Marsico Focused Equities Portfolio

 Nations Marsico International  Opportunities Portfolio

 Nations Marsico 21st Century Portfolio

 Nations MidCap Growth Portfolio

Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Fund/VA
 Oppenheimer Global Securities Fund/VA
 Oppenheimer High Income Fund/VA
 Oppenheimer Main Street Growth &  Income Fund/VA
 Oppenheimer Strategic Bond Fund/VA

Transamerica Variable Insurance Fund, Inc.
 Transamerica VIF Growth Portfolio

Variable Insurance Products Fund

(VIP)-Service Class 2

 Fidelity-VIP Equity-Income Portfolio

 Fidelity-VIP Growth Portfolio

 Fidelity-VIP High Income Portfolio

Variable Insurance Products Fund II

(VIP II)-Service Class 2

 Fidelity-VIP II Contrafund(R) Portfolio

 Fidelity-VIP II Investment Grade  Bond Portfolio

Variable Insurance Products Fund III

(VIP III)-Service Class 2

 Fidelity-VIP III Growth & Income Portfolio

 Fidelity-VIP III Balanced Portfolio

 Fidelity-VIP III Mid Cap Portfolio

TABLE OF CONTENTS                                                           Page
GLOSSARY OF TERMS..........................................................   3

SUMMARY....................................................................   4

ANNUITY POLICY FEE TABLE...................................................   8

EXAMPLES...................................................................  11

1.THE ANNUITY POLICY.......................................................  16

2.PURCHASE.................................................................  16
  Policy Issue Requirements................................................  16
  Premium Payments.........................................................  16
  Initial Premium Requirements.............................................  16
  Additional Premium Payments..............................................  17
  Maximum Total Premium Payments...........................................  17
  Allocation of Premium Payments...........................................  17
  Policy Value.............................................................  17

3.INVESTMENT CHOICES.......................................................  17
  The Separate Account.....................................................  17
  The Fixed Account........................................................  18
  Transfers................................................................  19

4.PERFORMANCE..............................................................  20

5.EXPENSES.................................................................  20
  Surrender Charges........................................................  20
  Excess Interest Adjustment...............................................  21
  Mortality and Expense Risk Fee...........................................  21
  Administrative Charges...................................................  21
  Premium Taxes............................................................  22
  Federal, State and Local Taxes...........................................  22
  Transfer Fee.............................................................  22
  Family Income Protector..................................................  22
  Beneficiary Earnings Enhancement Rider...................................  22
  Portfolio Fees and Expenses..............................................  22

6.ACCESS TO YOUR MONEY.....................................................  22
  Surrenders...............................................................  22
  Delay of Payment and Transfers...........................................  23
  Excess Interest Adjustment...............................................  23

7. ANNUITY PAYMENTS (THE INCOME PHASE).....................................  23
  Annuity Payment Options..................................................  24

8.DEATH BENEFIT............................................................  25
  When We Pay A Death Benefit..............................................  25
  When We Do Not Pay A Death Benefit.......................................  25
  Amount of Death Benefit..................................................  26
  Guaranteed Minimum Death Benefit.........................................  26
  Adjusted Partial Surrender...............................................  27

                                                                           Page
9.TAXES...................................................................   27
  Annuity Policies in General.............................................   27
  Qualified and Nonqualified Policies.....................................   27
  Surrenders--Qualified Policies..........................................   28
  Surrenders--403(b) Policies.............................................   28
  Diversification and Distribution Requirements...........................   28
  Surrenders--Nonqualified Policies.......................................   28
  Taxation of Death Benefit Proceeds......................................   29
  Annuity Payments........................................................   29
  Annuity Contracts Purchased by Nonresident Aliens and Foreign
   Corporations...........................................................   29
  Transfers, Assignments or Exchanges of Policies.........................   30
  Possible Tax Law Changes................................................   30
  Separate Account Charges................................................   30

10.ADDITIONAL FEATURES....................................................   30
  Systematic Payout Option................................................   30
  Family Income Protector.................................................   30
  Beneficiary Earnings Enhancement........................................   33
  Nursing Care and Terminal Condition Withdrawal Option...................   34
  Unemployment Waiver.....................................................   34
  Telephone Transactions..................................................   34
  Dollar Cost Averaging Program...........................................   35
  Asset Rebalancing.......................................................   36

11.OTHER INFORMATION......................................................   36
  Ownership...............................................................   36
  Assignment..............................................................   36
  Transamerica Life Insurance Company.....................................   36
  The Separate Account....................................................   36
  Mixed and Shared Funding................................................   37
  Exchanges and Reinstatements............................................   37
  Voting Rights...........................................................   37
  Distributor of the Policies.............................................   37
  Variations in Policy Provisions.........................................   38
  IMSA....................................................................   38
  Legal Proceedings.......................................................   38
  Financial Statements....................................................   39

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION..............   39

APPENDIX A
  Condensed Financial Information.........................................   40

APPENDIX B
  Historical Performance Data.............................................   46

GLOSSARY OF TERMS

Accumulation Unit--An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value--The policy value increased or decreased by any excess interest adjustment.

Annuitant--The person during whose life any annuity payments involving life contingencies will continue.

Annuity Commencement Date--The date upon which annuity payments are to commence. The annuity commencement date may not be later than the last day of the policy month starting after the annuitant attains age 85, except as expressly allowed by Transamerica. In no event will this date be later than the last day of the policy month following the month in which the annuitant attains age 95. The annuity commencement date may have to be earlier for qualified policies.

Annuity Payment Option--A method of receiving a stream of annuity payments selected by the owner.

Cash Value--The adjusted policy value less any applicable surrender charge and less any rider fees (imposed upon surrender).

Cumulative Free Percentage--The percentage (as applied to the policy value) which is available free of any surrender charge.

Excess Interest Adjustment--A positive or negative adjustment to amounts surrendered upon partial or full surrenders from the fixed account guaranteed period options, or to amounts applied to annuity payment options. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account--One or more investment choices under the policy that are part of Transamerica's general assets and are not in the separate account.

Guaranteed Period Options--The various guaranteed interest rate periods of the fixed account which Transamerica may offer and into which premium payments may be paid or amounts transferred.

Owner--The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner or a successor owner in the information given to us to issue a policy.

Policy Value--On or before the annuity commencement date, the policy value is equal to the owner's:
 .  premium payments; minus

 .  partial surrenders (including the net effect of any applicable excess interest adjustments and/or surrender charges on such surrenders); plus . interest credited in the fixed account; plus
 .  accumulated gains in the separate account; minus

 .  losses in the separate account; minus
 .  service charges, rider fees, premium taxes and transfer fees, if any.

Separate Account--The Retirement Income Builder II Variable Annuity division of the Retirement Builder Variable Annuity Account, formerly PFL Retirement Builder Variable Annuity Account. The Retirement Builder Variable Annuity Account is a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"), to which premium payments under the policies may be allocated.

Subaccount--A subdivision within the separate account, the assets of which are invested in a specified portfolio of the underlying funds.

                            (Note: The SAI contains
                          a more extensive Glossary.)

SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1.THE ANNUITY POLICY

The flexible premium variable annuity policy offered by Transamerica Life Insurance Company (Transamerica, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: subaccounts of the separate account, and a fixed account of Transamerica. The policy is intended to accumulate money for retirement or other long-term investment purposes.

This policy offers thirty-four subaccounts that are listed in Section 3. Each subaccount invests exclusively in shares of one of the portfolios of the underlying funds. The policy value depends on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that Transamerica guarantees. We guarantee to return your investment with interest credited for all amounts allocated to the fixed account.

The policy, like all deferred annuity policies, has two phases: the "accumulation phase" and the "income phase." During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you begin receiving regular payments from your policy. The money you can accumulate during the accumulation phase will largely determine the income payments you receive during the income phase.

2.PURCHASE

You can buy this policy with $2,000 or more under most circumstances. You can add as little as $50 at any time during the accumulation phase.

3.INVESTMENT CHOICES

You can allocate your premium payments to one or more of the following investment choices described in the underlying fund prospectuses:

Janus Growth

Van Kampen Emerging Growth
AIM V.I. Capital Appreciation Fund
AIM V.I. Government Securities Fund
AIM V.I. Growth and Income Fund
AIM V.I. Value Fund

Dreyfus Stock Index Fund-Initial Class

Dreyfus VIF-Money Market Portfolio

Dreyfus VIF-Small Company Stock Portfolio-  Initial Class
MFS Emerging Growth Series
MFS Research Series
MFS Total Return Series
MFS Utilities Series

Nations High Yield Bond Portfolio

Nations International Value Portfolio

Nations Marsico Growth & Income Portfolio

Nations Marsico Focused Equities Portfolio

Nations Marsico International Opportunities  Portfolio

Nations Marsico 21st Century Portfolio

Nations MidCap Growth Portfolio
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Growth & Income Fund/VA
Oppenheimer Strategic Bond Fund/VA
Transamerica VIF Growth Portfolio

Fidelity-VIP Equity-Income Portfolio-  Service Class 2

Fidelity-VIP Growth Portfolio-Service Class 2

Fidelity-VIP High Income Portfolio-  Service Class 2

Fidelity-VIP II Contrafund(R) Portfolio-  Service Class 2

Fidelity-VIP II Investment Grade Bond  Portfolio-Service Class 2

Fidelity-VIP III Growth & Income Portfolio-  Service Class 2

Fidelity-VIP III Balanced Portfolio-  Service Class 2

Fidelity-VIP III Mid Cap Portfolio-  Service Class 2

Depending upon their investment performance, you can make or lose money in any of these subaccounts.

You can also allocate your premium payments to the fixed account.

You can transfer money between any of the investment choices within certain limits. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year.

4.PERFORMANCE

The value of the policy will vary up or down depending upon the investment performance of the subaccounts you choose. We provide performance information in Appendix B and in the SAI. This data does not indicate future performance.

5.EXPENSES

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.

We may deduct a surrender charge of up to 6.0% of premium payments surrendered within five years after the premium is paid. However, after the tenth policy year, no surrender charges apply, regardless of when you made your last premium payment. To calculate surrender charges, we consider the premium you paid to come out before any earnings.

Full surrenders and partial surrenders from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account.

We deduct daily mortality and expense risk fees and administrative charges of either 1.25% or 1.40% per year from the assets in each subaccount, depending on the guaranteed minimum death benefit you choose.

During the accumulation phase, we deduct an annual service charge of no more than $30 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.

We will deduct state premium taxes, which currently range from 0% to 3.50%, upon total surrender, payment of a death benefit, or when annuity payments begin.

If you elect the family income protector rider, there is an annual fee during the accumulation phase of 0.30% of the minimum annuitization value. If you receive annuity payments under the rider, then during the income phase, there is a guaranteed payment fee at an annual rate of 1.25% of the daily net asset value in the separate account.

If you elect the beneficiary earnings enhancement rider, there is an annual rider fee during the accumulation phase of 0.25% of the policy value.

The value of the net assets of the variable subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.

6.ACCESS TO YOUR MONEY

You can take out $500 or more anytime during the accumulation phase (except under certain qualified policies). You may take out up to 10% of the policy value free of surrender charges each policy year. The amount that may be taken free of surrender charges is referred to as the cumulative free percentage. Any cumulative free percentage that is not taken in one year is carried forward and is available to be taken in the following policy year. Amounts surrendered in excess of the cumulative free percentage may be subject to a surrender charge and excess interest adjustment. You may also have to pay income tax and a tax penalty on any money you take out.

Access to amounts held in qualified policies may be restricted or prohibited.

You cannot take money out during the income phase (although) you will generally be receiving annuity payments.

7. ANNUITY PAYMENTS (THE INCOME PHASE)

The policy allows you to receive income under one of five annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, the dollar amount of your payments may go up or down, although an optional rider, the family income protector, guarantees a minimum amount for each payment.

You can not take money out during the income phase, although you will generally be receiving annuity payments.

8.DEATH BENEFIT

If you are both the owner and the annuitant and you die before the income phase begins, then your beneficiary will receive a death benefit.

Naming different persons as owner and annuitant can affect whether the death benefit is payable and to whom amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

When you purchase the policy, you may choose one of the following guaranteed minimum death benefits:
 .  Return of Premium

 .  5% Annually Compounding

 .  Annual Step-Up

Charges are lower for the Return of Premium Death Benefit than they are for the other two.

After the policy is issued, the guaranteed minimum death benefit cannot be changed.

If the owner is not the annuitant, no death benefit is paid if the owner dies.

9.TAXES

Your earnings, if any, are generally not taxed until you take them out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. Under qualified policies, surrenders are prorated between taxable and nontaxable amounts. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the earnings. Payments during the income phase are considered partly a return of your original investment so that part of each payment may not be taxable as income.

10.ADDITIONAL FEATURES

This policy has additional features that might interest you. These include the following:
 . You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the "systematic payout option." Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.
 . You can elect an optional rider that guarantees you a minimum annuitization value. This feature is called the "family income protector." There is an extra charge for this rider.

 . You can elect an optional rider that might pay an additional amount on top of the policy death benefit, in certain circumstances. This feature is called the "beneficiary earnings enhancement." There is an extra charge for this rider.

 . Under certain medically related circumstances, we will allow you to fully or partially surrender your policy value without a surrender charge and excess interest adjustment. This feature is called the "nursing care and terminal condition withdrawal option."

 . Under certain unemployment circumstances, you may surrender all or a portion of the policy value free of surrender charges and excess interest adjustments. This feature is called the "unemployment waiver."

 . You may generally make transfers and/or change the allocation of additional premium payments by telephone.

 . You can arrange to automatically transfer money monthly or quarterly from certain investment options into one or more subaccounts. This feature is known as "dollar cost averaging."
 . We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called "asset rebalancing."

These features are not available in all states, may vary by state, and may not be suitable for your particular situation.

11.OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive your policy), or whatever longer time may be permitted by state law. The amount of the refund will generally be the policy value. Transamerica will pay the refund within 7 days after it receives written notice of cancellation and the returned policy. The policy will then be deemed void.

No Probate. Usually, when the annuitant dies, the person you choose as your beneficiary will receive the death benefit under this policy without going through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment or if you cannot take the risk of losing the money that you put in.

There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, the family income protector and the beneficiary earnings enhancement rider, make this policy appropriate for your needs.

Financial Statements. Financial statements for Transamerica and the subaccounts are in the SAI. Condensed financial information for the subaccounts is in Appendix A to this prospectus.

12. INQUIRIES

 If you need more information, please contact us at:

 Administrative and Service Office
 Financial Markets Division
 Variable Annuity Department

 Transamerica Life Insurance Company

 4333 Edgewood Road NE
 P.O. Box 3183
 Cedar Rapids, IA 52406-3183

You may check your policy at www.talife.com. Follow the logon procedures. You will need your pre-assigned Personal Identification Number ("PIN") to access information about your policy. We cannot guarantee that you will be able to access this site.

                            ANNUITY POLICY FEE TABLE

------------------------------------------------------------------------------------------
                                                     Separate Account Annual Expenses
       Policy Owner Transaction Expenses        (as a percentage of average account value)
------------------------------------------------------------------------------------------
  Sales Load On Purchase                       Mortality and Expense Risk
   Payments.................               0    Fees(/5/)..................          1.25%
  Maximum Surrender Charge                     Administrative Charge.......          0.15%
                                                                             -------------
   (as a % of Premium                          TOTAL SEPARATE ACCOUNT
   Payments                                 6%
   Surrendered)(/1/)........                    ANNUAL EXPENSES............          1.40%
  Annual Service
   Charge(/2/).............. $0-$30 Per Policy
  Transfer Fee(/3/).........            $0-$10
  Family Income Protector
   Rider Fee(/4/)...........             0.30%
  Beneficiary Earnings
   Enhancement Rider Fee....             0.25%
------------------------------------------------------------------------------------------

                      Portfolio Annual Expenses(/6/)

  (as a percentage of average net assets and after fee waivers and/or expense reimbursements)

--------------------------------------------------------------------------------

                                                                         Total
                                                                 Rule  Portfolio
                                             Management  Other   12b-1  Annual
                                                Fees    Expenses Fees  Expenses
--------------------------------------------------------------------------------
  Janus Global(/7/)........................    0.80%     0.09%      --   0.89%
  Janus Growth.............................    0.78%     0.04%      --   0.82%
  Van Kampen Emerging Growth...............    0.80%     0.05%      --   0.85%
  AIM V.I. Capital Appreciation Fund.......    0.61%     0.21%      --   0.82%
  AIM V.I. Government Securities Fund......    0.50%     0.47%      --   0.97%
  AIM V.I. Growth and Income Fund..........    0.60%     0.24%      --   0.84%
  AIM V.I. Value Fund......................    0.61%     0.23%      --   0.84%
  Dreyfus Stock Index Fund-Initial Class...    0.25%     0.01%      --   0.26%
  Dreyfus VIF-Money Market Portfolio.......    0.50%     0.08%      --   0.58%
  Dreyfus VIF-Small Company Stock
   Portfolio-Initial Class.................    0.75%     0.18%      --   0.93%
  MFS Emerging Growth Series(/8/)..........    0.75%     0.10%      --   0.85%
  MFS Research Series(/8/).................    0.75%     0.10%      --   0.85%
  MFS Total Return Series(/8/).............    0.75%     0.15%      --   0.90%
  MFS Utilities Series(/8/)................    0.75%     0.16%      --   0.91%
  Nations High Yield Bond
   Portfolio(/9/)(/10/)....................    0.03%     0.97%      --   1.00%
  Nations International Value
   Portfolio(/9/)(/10/)....................    0.00%     1.25%      --   1.25%
  Nations Marsico Growth & Income
   Portfolio(/9/)(/10/)....................    0.71%     0.39%      --   1.10%
  Nations Marsico Focused Equities
   Portfolio(/9/)(/10/)....................    0.74%     0.36%      --   1.10%
  Nations Marsico International
   Opportunities Portfolio(/9/)(/10/)......    0.10%     1.15%      --   1.25%
  Nations Marsico 21st Century
   Portfolio(/9/)(/10/)....................    0.00%     1.10%      --   1.10%
  Nations MidCap Growth
   Portfolio(/9/)(/10/)(/11/)..............    0.41%     0.59%      --   1.00%
  Oppenheimer Capital Appreciation Fund/VA.    0.64%     0.03%      --   0.67%
  Oppenheimer Global Securities Fund/VA....    0.64%     0.04%      --   0.68%
  Oppenheimer High Income Fund/VA..........    0.74%     0.05%      --   0.79%
  Oppenheimer Main Street Growth & Income
   Fund/VA.................................    0.70%     0.03%      --   0.73%
  Oppenheimer Strategic Bond Fund/VA.......    0.74%     0.05%      --   0.79%
  Transamerica VIF Growth
   Portfolio(/12/)(/13/)...................    0.74%     0.11%      --   0.85%
  Fidelity-VIP Equity-Income-Service Class
   2(/14/).................................    0.48%     0.10%   0.25%   0.83%
  Fidelity-VIP Growth-Service Class
   2(/14/).................................    0.57%     0.09%   0.25%   0.91%
  Fidelity-VIP High Income-Service Class 2.    0.58%     0.18%   0.25%   1.01%
  Fidelity-VIP II Contrafund(R)-Service
   Class 2(/14/)...........................    0.57%     0.10%   0.25%   0.92%
  Fidelity-VIP II Investment Grade Bond-
   Service Class 2(/15/)...................    0.43%     0.37%   0.25%   1.05%
  Fidelity-VIP III Growth & Income-Service
   Class 2(/14/)...........................    0.48%     0.12%   0.25%   0.85%
  Fidelity-VIP III Balanced-Service Class
   2(/14/).................................    0.43%     0.17%   0.25%   0.85%
  Fidelity-VIP III Mid Cap-Service Class
   2(/14/).................................    0.57%     0.17%   0.25%   0.99%

(/1/)The surrender charge is decreased based on the number of years since the premium payment was made, from 6% in the year in which the premium payment was made to 0% in the sixth year after the premium payment was made. However, after the tenth policy year, no surrender charges apply, regardless of when you made your last premium payment. If applicable, a surrender charge will only be applied to surrenders that exceed the amount available under certain listed exceptions. The surrender charge, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account.

(/2/)The service charge is the lesser of $30 or 2% of the policy value. It applies to both the fixed account and the separate account, and is assessed on a prorata basis relative to each account's policy value as a percentage of the policy's total policy value.

(/3/)The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. There is no fee for the first 12 transfers per policy year. For additional transfers, Transamerica may charge a fee of $10 per transfer, but currently does not charge for any transfers.

(/4/)The annual rider fee is 0.30% of the minimum annuitization value and is deducted only during the accumulation phase. If you annuitize under the rider, a guaranteed payment fee is deducted . See Section 5, Expenses.

(/5/)The mortality and expense risk fee shown (1.25%) is for the "5% Annually
     Compounding Death Benefit" and the "Annual Step Up Death Benefit." This reflects a fee that is 0.15% higher than the 1.10% corresponding fee for the "Return of Premium Death Benefit."

(/6/)The fee table information relating to the underlying funds was provided to Transamerica by the underlying funds, their investment advisers or managers, and Transamerica has not and cannot independently verify the accuracy or completeness of such information. Therefore, Transamerica disclaims any and all liability for such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table. The expenses are for the fiscal year ended December 31, 2000, unless otherwise stated.

(/7/)Effective September 1, 2000, the Janus Global subaccount was closed to new investors.

(/8/)Each MFS series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. Other expenses do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. The ratios for Other Expenses and Total Underlying Fund Annual Expenses (reduced by custodial offset arrangements), respectively, would have been as follows:
     0.10%, 0.84%--MFS Emerging Growth Series; 0.10%, 0.84%--MFS Research Series; 0.15%, 0.89%--MFS Total Return Series; and 0.16%, 0.90%--MFS Utilities Series.

(/9/)Each Nations Portfolio is subject to fees up to 0.25% of its average daily net assets pursuant to a shareholder servicing and distribution plan. The shareholder servicing and distribution plan provides that a portfolio may pay banks, broker/dealers, insurance companies, or other financial institutions that have entered into sales support agreements with Stephens Inc., the distributor of the portfolio, or a shareholder servicing agreement with the portfolio for certain expenses that are incurred in connection with sale support and shareholder services. Currently, shareholder servicing and distribution fees are being waived by each Nations Portfolio.

(/10/)The investment adviser and/or other service providers to these portfolios have agreed to waive a portion of their fees and/or reimburse expenses, including distribution fees, until May 1, 2002 in order to maintain total portfolio operating expenses at the levels shown. There is not assurance that these waivers and/or reimbursements will continue after this date. Absent these waivers and/or reimbursements, Total Portfolio Annual Expenses would be: 1.77%--Nations High Yield Bond Portfolio; 7.58%-- Nations International Value Portfolio; 1.39%--Nations Marsico Growth & Income Portfolio; 1.36% Nations Marsico Focused Equity Portfolio; 2.20%-- Nations Marsico International Opportunities Portfolio; 2.35%--Nations Marsico 21st Century Portfolio; and 1.49%--Nations MidCap Growth Portfolio.

(/11/)For the Nations MidCap Growth Portfolio, Other Expenses are based on estimates for the current fiscal year.

(/12/)Total Portfolio Annual Expenses in the Fee Table include certain fee waivers. The Management Fee, Other Expenses and Total Portfolio Annual Expenses without certain fee waivers are: 0.75%, 0.11% and 0.86%, respectively.

(/13/)The Adviser has agreed to waive part of its management fee or reimburse other operating expenses to ensure that Total Portfolio Annual Expenses for theportfolio (other than interest, taxes, brokerage commissions and extraordinary expenses) will not exceed a cap of 0.85% for the Growth Portfolio. The fee waivers and expense assumptions may be terminated at any time without notice, but are expected to continue through 2001.

(/14/) Total Portfolio Annual Expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying underlying fund prospectus for details.

(/15/) Fidelity Management & Research Company agreed to reimburse a portion of Investment Grade Bond Portfolio's expenses during the period. The expenses presented in the table are shown with this reimbursement. Without this reimbursement, the Portfolios' management fee, other expenses and total expenses would have been: 0.43%, 1.07%, and 1.75%.

EXAMPLES--TABLE A

You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, assuming the entire policy value is in the applicable subaccount, and assuming no optional riders have been selected:

The expenses reflect different mortality and expense risk fees depending on which death benefit you select:
A = Return of Premium Death Benefit (1.10% charge)
B = 5% Annually Compounding Death Benefit or the Annual Step-Up Death Benefit (1.25% charge)

                                   If the Policy is
                                     surrendered         If the Policy is annuitized at
                                  at the end of the      the end of the applicable time
                                      applicable        period or if the Policy is still
                                     time period.          in the accumulation phase.
                                   ----------------------------------------------------------
                                 1      3     5    10      1         3        5        10
  Subaccounts                   Year  Years Years Years   Year     Years    Years     Years
---------------------------------------------------------------------------------------------
  Janus Global               A  $77   $111  $129  $259       $23       $71     $121      $259
                                -------------------------------------------------------------
                             B  $78   $116  $137  $274       $24       $75     $128      $274
---------------------------------------------------------------------------------------------
  Janus Growth               A  $76   $109  $126  $252       $22       $68     $117      $252
                                -------------------------------------------------------------
                             B  $78   $113  $133  $267       $24       $73     $125      $267
---------------------------------------------------------------------------------------------
  Van Kampen Emerging
   Growth                    A  $76   $110  $127  $255       $22       $69     $119      $255
                                -------------------------------------------------------------
                             B  $78   $114  $135  $270       $24       $74     $126      $270
---------------------------------------------------------------------------------------------
  AIM V.I. Capital
   Appreciation Fund         A  $76   $109  $126  $252       $22       $68     $117      $252
                                -------------------------------------------------------------
                             B  $78   $113  $133  $267       $24       $73     $125      $267
---------------------------------------------------------------------------------------------
  AIM V.I. Government
   Securities Fund           A  $78   $113  $133  $267       $24       $73     $125      $267
                                -------------------------------------------------------------
                             B  $79   $118  $141  $282       $25       $77     $132      $282
---------------------------------------------------------------------------------------------
  AIM V.I. Growth and
   Income Fund               A  $76   $109  $127  $254       $22       $69     $118      $254
                                -------------------------------------------------------------
                             B  $78   $114  $134  $269       $24       $74     $126      $269
---------------------------------------------------------------------------------------------
  AIM V.I. Value Fund        A  $76   $109  $127  $254       $22       $69     $118      $254
                                -------------------------------------------------------------
                             B  $78   $114  $134  $269       $24       $74     $126      $269
---------------------------------------------------------------------------------------------
  Dreyfus Stock Index
   Fund--Initial Class       A  $70   $ 91  $ 97  $193       $17       $51 $     88      $193
                                -------------------------------------------------------------
                             B  $72   $ 96  $105  $209       $18       $56 $     96      $209
---------------------------------------------------------------------------------------------
  Dreyfus VIF--Money
   Market                    A  $74   $101  $113  $227       $20       $61     $105      $227
                                -------------------------------------------------------------
                             B  $75   $106  $121  $243       $21       $66     $113      $243
---------------------------------------------------------------------------------------------
  Dreyfus VIF--Small
   Company Stock--           A  $77   $112  $131  $263       $23       $72     $123      $263
                                -------------------------------------------------------------
   Initial Class             B  $79   $117  $139  $278       $25       $76     $130      $278
---------------------------------------------------------------------------------------------
  MFS Emerging Growth
   Series                    A  $76   $110  $127  $255       $22       $69     $119      $255
                                -------------------------------------------------------------
                             B  $78   $114  $135  $270       $24       $74     $126      $270
---------------------------------------------------------------------------------------------
  MFS Research Series        A  $76   $110  $127  $255       $22       $69     $119      $255
                                -------------------------------------------------------------
                             B  $78   $141  $135  $270       $24       $74     $126      $270
---------------------------------------------------------------------------------------------
  MFS Total Return Series    A  $77   $111  $130  $260       $23       $71     $121      $260
                                -------------------------------------------------------------
                             B  $78   $116  $138  $275       $24       $75     $129      $275
---------------------------------------------------------------------------------------------
  MFS Utilities Series       A  $77   $112  $130  $261       $23       $71     $122      $261
                                -------------------------------------------------------------
                             B  $78   $116  $138  $276       $25       $76     $129      $276
---------------------------------------------------------------------------------------------
  Nations High Yield Bond    A  $78   $114  $135  $270       $24       $74     $126      $270
                                -------------------------------------------------------------
                             B  $79   $119  $143  $285       $25       $78     $134      $285

EXAMPLES TABLE A continued . . .

                                    If the Policy is
                                      surrendered         If the Policy is annuitized at
                                   at the end of the      the end of the applicable time
                                       applicable        period or if the Policy is still
                                      time period.          in the accumulation phase.
                                   -------------------------------------------------------
                                  1      3     5    10      1        3       5      10
  Subaccounts                    Year  Years Years Years   Year    Years   Years   Years
------------------------------------------------------------------------------------------
  Nations International
   Value                      A  $80   $122  $148  $295   $    26  $    81$    139$    295
                                ----------------------------------------------------------
                              B  $82   $127  $155  $310   $    28  $    86$    146$    310
------------------------------------------------------------------------------------------
  Nations Marsico Growth &
   Income                     A  $79   $117  $140  $280   $    25  $    77$    131$    280
                                ----------------------------------------------------------
                              B  $80   $122  $148  $295   $    26  $    81$    139$    295
------------------------------------------------------------------------------------------
  Nations Marsico Focused
   Equities                   A  $79   $117  $140  $280   $    25  $    77$    131$    280
                                ----------------------------------------------------------
                              B  $80   $122  $148  $295   $    26  $    81$    139$    295
------------------------------------------------------------------------------------------
  Nations Marsico
   International              A  $80   $122  $148  $295   $    26  $    81$    139$    295
                                ----------------------------------------------------------
   Opportunities              B  $82   $127  $155  $310   $    28  $    86$    146$    310
------------------------------------------------------------------------------------------
  Nations Marsico 21st
   Century                    A  $79   $117  $140  $280   $    25  $    77$    131$    280
                                ----------------------------------------------------------
                              B  $80   $122  $148  $295   $    26  $    81$    139$    295
------------------------------------------------------------------------------------------
  Nations MidCap Growth       A  $78   $114  $135  $270   $    24  $    74$    126$    270
                                ----------------------------------------------------------
                              B  $79   $119  $143  $285   $    25  $    78$    134$    285
------------------------------------------------------------------------------------------
  Oppenheimer Capital
   Appreciation Fund/VA       A  $74   $104  $118  $236   $    21  $    64$    110$    236
                                ----------------------------------------------------------
                              B  $76   $109  $126  $252   $    22  $    68$    117$    252
------------------------------------------------------------------------------------------
  Oppenheimer Global
   Securities Fund/VA         A  $75   $104  $119  $238   $    21  $    64$    110$    238
                                ----------------------------------------------------------
                              B  $76   $109  $126  $253   $    22  $    69$    118$    253
------------------------------------------------------------------------------------------
  Oppenheimer High Income
   Fund/VA                    A  $76   $108  $124  $249   $    22  $    67$    116$    249
                                ----------------------------------------------------------
                              B  $77   $113  $132  $264   $    23  $    72$    123$    264
------------------------------------------------------------------------------------------
  Oppenheimer Main Street
   Growth &                   A  $75   $106  $121  $243   $    21  $    66$    113$    243
                                ----------------------------------------------------------
   Income Fund/VA             B  $77   $111  $129  $258   $    23  $    70$    120$    258
------------------------------------------------------------------------------------------
  Oppenheimer Strategic
   Bond Fund/VA               A  $76   $108  $124  $249   $    22  $    67$    116$    249
                                ----------------------------------------------------------
                              B  $77   $113  $132  $264   $    23  $    72$    123$    264
------------------------------------------------------------------------------------------
  Transamerica VIF Growth
   Portfolio                  A  $76   $110  $127  $255   $    22  $    69$    119$    255
                                ----------------------------------------------------------
                              B  $78   $114  $135  $270   $    24  $    74$    126$    270
------------------------------------------------------------------------------------------
  Fidelity--VIP Equity-
   Income                     A  $76   $109  $126  $253   $    22  $    69$    118$    253
                                ----------------------------------------------------------
   Service Class 2            B  $78   $114  $134  $268   $    24  $    73$    125$    268
------------------------------------------------------------------------------------------
  Fidelity--VIP Growth        A  $77   $112  $130  $261   $    23  $    71$    122$    261
                                ----------------------------------------------------------
   Service Class 2            B  $78   $116  $138  $276   $    25  $    76$    129$    276
------------------------------------------------------------------------------------------
  Fidelity--VIP High
   Income                     A  $78   $115  $135  $271   $    24  $    74$    127$    271
                                ----------------------------------------------------------
   Service Class 2            B  $79   $119  $143  $286   $    26  $    79$    134$    286
------------------------------------------------------------------------------------------
  Fidelity--VIP II
   Contrafund(R)              A  $77   $112  $131  $262   $    23  $    71$    122$    262
                                ----------------------------------------------------------
   Service Class 2            B  $79   $117  $139  $227   $    25  $    76$    130$    277
------------------------------------------------------------------------------------------
  Fidelity--VIP II
   Investment Grade Bond      A  $78   $116  $138  $275   $    24  $    75$    129$    275
                                ----------------------------------------------------------
   Service Class 2            B  $80   $120  $145  $290   $    26  $    80$    136$    290
------------------------------------------------------------------------------------------
  Fidelity--VIP III Growth
   & Income                   A  $76   $110  $127  $255   $    22  $    69$    119$    255
                                ----------------------------------------------------------
   Service Class 2            B  $78   $114  $135  $270   $    24  $    74$    126$    270
------------------------------------------------------------------------------------------
  Fidelity--VIP III
   Balanced                   A  $76   $110  $127  $255   $    22  $    69$    119$    255
                                ----------------------------------------------------------
   Service Class 2            B  $78   $114  $135  $270   $    24  $    74$    126$    270
------------------------------------------------------------------------------------------
  Fidelity--VIP III Mid
   Cap                        A  $78   $114  $134  $269   $    24  $    74$    126$    269
                                ----------------------------------------------------------
   Service Class 2            B  $79   $119  $142  $284   $    25  $    78$    133$    284

EXAMPLES--TABLE B

You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, assuming the entire policy value is in the applicable subaccount, and assuming both the family income protector rider and the beneficiary earnings enhancement rider have been selected:

The expenses reflect different mortality and expense risk fees depending on which death benefit you select:
A = Return of Premium Death Benefit (1.10% charge)
B = 5% Annually Compounding Death Benefit or the Annual Step-Up Death Benefit
    (1.25% charge)

                                                            If the Policy is
                                                        annuitized at the end of
                                   If the Policy is       the applicable time
                                surrendered at the end  period or if the Policy
                                of the applicable time   is simply kept in the
                                       period.            accumulation phase.
                                    --------------------------------------------
                                 1      3     5    10     1      3     5    10
  Subaccounts                   Year  Years Years Years  Year  Years Years Years
--------------------------------------------------------------------------------
  Janus Global               A  $82   $129  $159  $321   $29    $88  $150  $321
                                 -----------------------------------------------
                             B  $84   $133  $167  $335   $30    $92  $158  $325
--------------------------------------------------------------------------------
  Janus Growth               A  $82   $126  $156  $314   $28    $86  $147  $314
                                 -----------------------------------------------
                             B  $83   $131  $163  $329   $29    $90  $154  $329
--------------------------------------------------------------------------------
  Van Kampen Emerging
   Growth                    A  $82   $127  $157  $317   $28    $87  $148  $317
                                 -----------------------------------------------
                             B  $83   $132  $165  $332   $30    $91  $156  $332
--------------------------------------------------------------------------------
  AIM V.I. Capital
   Appreciation Fund         A  $82   $126  $156  $314   $28    $86  $147  $314
                                 -----------------------------------------------
                             B  $83   $131  $163  $329   $29    $90  $154  $329
--------------------------------------------------------------------------------
  AIM V.I. Government
   Securities Fund           A  $83   $131  $163  $329   $29    $90  $154  $329
                                 -----------------------------------------------
                             B  $85   $136  $170  $343   $31    $95  $161  $343
--------------------------------------------------------------------------------
  AIM V.I. Growth and
   Income Fund               A  $82   $127  $157  $316   $28    $86  $148  $316
                                 -----------------------------------------------
                             B  $83   $132  $164  $331   $30    $91  $155  $331
--------------------------------------------------------------------------------
  AIM V.I. Value Fund        A  $82   $127  $157  $316   $28    $86  $148  $316
                                 -----------------------------------------------
                             B  $83   $132  $164  $331   $30    $91  $155  $331
--------------------------------------------------------------------------------
  Dreyfus Stock Index
   Fund--Initial Class       A  $76   $109  $127  $258   $22    $69  $119  $258
                                 -----------------------------------------------
                             B  $78   $114  $135  $273   $24    $73  $126  $273
--------------------------------------------------------------------------------
  Dreyfus VIF--Money
   Market Portfolio          A  $79   $119  $143  $290   $25    $79  $135  $290
                                 -----------------------------------------------
                             B  $81   $124  $151  $305   $27    $83  $142  $305
--------------------------------------------------------------------------------
  Dreyfus VIF--Small
   Company Stock             A  $83   $130  $161  $325   $29    $89  $152  $325
                                 -----------------------------------------------
   Portfolio--Initial
   Class                     B  $84   $134  $169  $339   $30    $93  $160  $339
--------------------------------------------------------------------------------
  MFS Emerging Growth
   Series                    A  $82   $127  $157  $317   $28    $87  $148  $317
                                 -----------------------------------------------
                             B  $83   $132  $165  $332   $30    $91  $156  $332
--------------------------------------------------------------------------------
  MFS Research Series        A  $82   $127  $157  $317   $28    $87  $148  $317
                                 -----------------------------------------------
                             B  $83   $132  $165  $332   $30    $91  $156  $332
--------------------------------------------------------------------------------
  MFS Total Return Series    A  $82   $129  $160  $322   $29    $88  $151  $322
                                 -----------------------------------------------
                             B  $84   $133  $167  $336   $30    $93  $158  $336
--------------------------------------------------------------------------------
  MFS Utilities Series       A  $83   $129  $160  $323   $29    $88  $151  $323
                                 -----------------------------------------------
                             B  $84   $134  $168  $337   $30    $93  $159  $337
--------------------------------------------------------------------------------
  Nations High Yield Bond    A  $83   $132  $165  $332   $30    $91  $156  $332
                                 -----------------------------------------------
                             B  $85   $136  $172  $346   $31    $95  $163  $346
--------------------------------------------------------------------------------
  Nations International
   Value                     A  $86   $139  $177  $355   $32    $98  $168  $355
                                 -----------------------------------------------
                             B  $87   $144  $184  $369   $34   $103  $175  $369

EXAMPLES TABLE B continued . . .

                                                             If the Policy is
                                                         annuitized at the end of
                                    If the Policy is       the applicable time
                                 surrendered at the end  period or if the Policy
                                 of the applicable time   is simply kept in the
                                        period.            accumulation phase.
                                    ---------------------------------------------
                                  1      3     5    10     1      3     5    10
  Subaccounts                    Year  Years Years Years  Year  Years Years Years
---------------------------------------------------------------------------------
  Nations Marsico Growth &
   Income                     A  $84   $135  $170  $341   $31    $94  $161  $341
                                 ------------------------------------------------
                              B  $86   $139  $177  $355   $32    $98  $168  $335
---------------------------------------------------------------------------------
  Nations Marsico Focused
   Equities                   A  $84   $135  $170  $341   $31    $94  $161  $341
                                 ------------------------------------------------
                              B  $86   $139  $177  $355   $32    $98  $168  $335
---------------------------------------------------------------------------------
  Nations Marsico
   International
   Opportunities              A  $86   $139  $177  $355   $32    $98  $168  $355
                                 ------------------------------------------------
                              B  $87   $144  $184  $369   $34   $103  $175  $369
---------------------------------------------------------------------------------
  Nations Marsico 21st
   Century                    A  $84   $135  $170  $341   $31    $94  $161  $341
                                 ------------------------------------------------
                              B  $86   $139  $177  $355   $32    $98  $168  $355
---------------------------------------------------------------------------------
  Nations MidCap Growth       A  $83   $132  $165  $332   $30    $91  $156  $332
                                 ------------------------------------------------
                              B  $85   $136  $172  $346   $31    $95  $163  $346
---------------------------------------------------------------------------------
  Oppenheimer Capital
   Appreciation Fund/VA       A  $80   $122  $148  $299   $26    $87  $139  $299
                                 ------------------------------------------------
                              B  $82   $126  $156  $314   $28    $86  $147  $314
---------------------------------------------------------------------------------
  Oppenheimer Global
   Securities Fund/VA         A  $80   $122  $148  $300   $26    $82  $140  $300
                                 ------------------------------------------------
                              B  $82   $127  $156  $315   $28    $86  $147  $315
---------------------------------------------------------------------------------
  Oppenheimer High Income
   Fund/VA                    A  $81   $126  $154  $311   $28    $85  $145  $311
                                 ------------------------------------------------
                              B  $83   $130  $162  $326   $29    $89  $153  $326
---------------------------------------------------------------------------------
  Oppenheimer Main Street     A  $81   $124  $151  $305   $27    $83  $142  $305
                                 ------------------------------------------------
   Growth & Income Fund/VA    B  $82   $128  $159  $320   $28    $87  $150  $320
---------------------------------------------------------------------------------
  Oppenheimer Strategic
   Bond Fund/VA               A  $81   $126  $154  $311   $28    $85  $145  $311
                                 ------------------------------------------------
                              B  $83   $130  $162  $326   $29    $89  $153  $326
---------------------------------------------------------------------------------
  Transamerica VIF Growth
   Portfolio                  A  $82   $127  $157  $317   $28    $87  $148  $317
                                 ------------------------------------------------
                              B  $83   $132  $165  $332   $30    $91  $156  $332
---------------------------------------------------------------------------------
  Fidelity--VIP Equity-
   Income                     A  $82   $127  $156  $315   $28    $86  $147  $315
                                 ------------------------------------------------
   Service Class 2            B  $83   $131  $164  $330   $29    $90  $155  $330
---------------------------------------------------------------------------------
  Fidelity--VIP Growth        A  $83   $129  $160  $323   $29    $88  $151  $323
                                 ------------------------------------------------
   Service Class 2            B  $84   $134  $168  $337   $30    $93  $159  $337
---------------------------------------------------------------------------------
  Fidelity--VIP High
   Income                     A  $84   $132  $165  $333   $30    $91  $156  $333
                                 ------------------------------------------------
   Service Class 2            B  $85   $137  $172  $347   $31    $96  $163  $347
---------------------------------------------------------------------------------
  Fidelity--VIP II
   Contrafund(R)              A  $83   $129  $161  $324   $29    $89  $152  $324
                                 ------------------------------------------------
   Service Class 2            B  $84   $134  $168  $338   $30    $93  $159  $338
---------------------------------------------------------------------------------
  Fidelity--VIP II
   Investment Grade Bond      A  $84   $133  $167  $336   $30    $93  $158  $336
                                 ------------------------------------------------
   Service Class 2            B  $85   $138  $174  $351   $32    $97  $165  $351
---------------------------------------------------------------------------------
  Fidelity--VIP III Growth
   & Income                   A  $82   $127  $157  $317   $28    $87  $148  $317
                                 ------------------------------------------------
   Service Class 2            B  $83   $132  $165  $332   $30    $91  $156  $332
---------------------------------------------------------------------------------
  Fidelity--VIP III
   Balanced                   A  $82   $127  $157  $317   $28    $87  $148  $317
                                 ------------------------------------------------
   Service Class 2            B  $83   $132  $165  $332   $30    $91  $156  $332
---------------------------------------------------------------------------------
  Fidelity--VIP III Mid
   Cap                        A  $84   $133  $167  $335   $30    $92  $158  $335
                                 ------------------------------------------------
   Service Class 2            B  $85   $138  $174  $350   $32    $97  $165  $350

Table A and Table B will assist you in understanding the costs and expenses that you will bear, directly or indirectly. These include the year 2000 expenses of the underlying fund portfolios, including any fee waivers and/or expense reimbursements (said fee waivers and expense reimbursements are assumed to continue throughout the period shown in the examples). In addition to the expenses listed above, premium taxes may be applicable.

The examples should not be considered a representation of past or future expenses, and actual expenses may be greater or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than the assumed rate.

In these examples, the annual $30 service charge is reflected as a charge of 0.1145% based on an average policy value of $26,206 (as of December 31, 2000).

Condensed financial information for the subaccounts is in Appendix A to this prospectus.

1.THE ANNUITY POLICY

This prospectus describes the Retirement Income Builder II Variable Annuity policy offered by Transamerica Life Insurance Company.

An annuity is a policy between you, the owner, and an insurance company (in this case Transamerica), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After the annuity commencement date, your annuity switches to the income phase.

The policy is a flexible premium variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes.

The policy is a "flexible premium" policy because after you purchase it, you can generally make additional investments of any amount of $50 or more, until the annuity commencement date. But you are not required to make any additional investments.

The policy is a "variable" annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the variable annuity portion of the policy, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. You could lose the amount you allocate to the variable portion. The amount of annuity payments you receive during the income phase from the variable annuity portion of your policy also depends upon the investment performance of your investment choices for the income phase. However, if you annuitize under the family income protector rider, then Transamerica will guarantee a minimum amount of your annuity payments. There is an extra charge for this rider.

The policy also contains a fixed account. The fixed account offers an interest rate that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

2.PURCHASE

Policy Issue Requirements

Transamerica will not issue a policy unless:

 .  Transamerica receives all information needed to issue the policy;

 .  Transamerica receives a minimum initial premium payment;

 .  The annuitant, owner and any joint owner are age 85 or younger.

We reserve the right to reject any application or premium payment.

Premium Payments

You should make checks for premium payments payable only to Transamerica Life Insurance Company and send them to the administrative and service office. Your check must be honored in order for Transamerica to pay any associated payments and benefits due under the policy.

Initial Premium Requirements

The initial premium payment for most policies must be at least $2,000. There is no minimum initial premium payment for policies issued under 403(b) policies of the Internal Revenue Code; however, your premium must be received within 90 days of the policy date or your policy will be canceled. Transamerica will credit your initial premium payment to your policy within two business days after the day Transamerica receives it and your complete policy information. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you let us keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your policy is the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

You could lose the amount you allocate to the variable portion.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50. Transamerica will credit additional premium payments to your policy as of the business day we receive your premium and required information. Additional premium payments must be received before the New York Stock Exchange closes to get same-day pricing of the additional premium payment.

Maximum Total Premium Payments

We allow premium payments up to a total of $1,000,000 without prior approval.

Allocation of Premium Payments

When you purchase a policy, Transamerica will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

If you allocate your premium payment to the dollar cost averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.

You may change allocations for future additional premium payments by sending written instructions or by telephone, subject to the limitations described below under "Telephone Transactions." The allocation change will apply to premium payments received after the date we receive the change request.

Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of trading on the New York Stock Exchange on each business day and ends at the close of trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. eastern time. Holidays are generally not business days.

3.INVESTMENT CHOICES

The Separate Account

The Retirement Income Builder II Variable Annuity separate account currently consists of thirty-four subaccounts.

The subaccounts invest in shares of the underlying fund portfolios. The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed below. The following investment choices are currently offered through this policy:

AEGON/TRANSAMERICA SERIES FUND, INC.

Subadvised by Janus Capital Corporation

 Janus Growth

Subadvised by Van Kampen Asset Management Inc.

 Van Kampen Emerging Growth

AIM VARIABLE INSURANCE FUNDS
Managed by A I M Advisors, Inc.
 AIM V.I. Capital Appreciation Fund
 AIM V.I. Government Securities Fund
 AIM V.I. Growth and Income Fund
 AIM V.I. Value Fund

DREYFUS STOCK INDEX FUND
Managed by The Dreyfus Corporation and Mellon Equity Associates as index fund manager

DREYFUS VARIABLE INVESTMENT FUND
Managed by The Dreyfus Corporation
 Dreyfus VIF--Money Market Portfolio

DREYFUS VARIABLE INVESTMENT FUND--INITIAL CLASS

Managed by The Dreyfus Corporation

 Dreyfus VIF--Small Company Stock Portfolio

MFS(R) VARIABLE INSURANCE TRUSTSM
Managed by Massachusetts Financial Services Company
 MFS Emerging Growth Series
 MFS Research Series
 MFS Total Return Series
 MFS Utilities Series

NATIONS SEPARATE ACCOUNT TRUST

Managed by Banc of America Advisors, Inc.

 Nations High Yield Bond Portfolio

 Nations International Value Portfolio

 Nations Marsico Growth & Income Portfolio

 Nations Marsico Focused Equities Portfolio

 Nations Marsico International Opportunities Portfolio

 Nations Marsico 21st Century Portfolio

 Nations MidCap Growth Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS

Managed by Oppenheimer Funds, Inc.
 Oppenheimer Capital Appreciation Fund/VA
 Oppenheimer Global Securities Fund/VA
 Oppenheimer High Income Fund/VA
 Oppenheimer Main Street Growth & Income Fund/VA
 Oppenheimer Strategic Bond Fund/VA

TRANSAMERICA VARIABLE INSURANCE FUND, INC.
Managed by Transamerica Investment Management, LLC
 Transamerica VIF Growth Portfolio

VARIABLE INSURANCE PRODUCTS FUND (VIP)--SERVICE CLASS 2
Managed by Fidelity Management & Research Company
 Fidelity--VIP Equity-Income Portfolio
 Fidelity--VIP Growth Portfolio
 Fidelity--VIP High Income Portfolio

VARIABLE INSURANCE PRODUCTS FUND II (VIP II)--SERVICE CLASS 2
Managed by Fidelity Management & Research Company
 Fidelity--VIP II Contrafund(R) Portfolio
 Fidelity--VIP II Investment Grade Bond Portfolio

VARIABLE INSURANCE PRODUCTS FUND III (VIP III)--SERVICE CLASS 2
Managed by Fidelity Management & Research Company
 Fidelity--VIP III Growth & Income Portfolio
 Fidelity--VIP III Balanced Portfolio
 Fidelity--VIP III Mid Cap Portfolio

The following subaccount is only available to owners that held an investment in this subaccount on September 1, 2000. However, if an owner surrenders all of his or her money from this subaccount after September 1, 2000, that owner may not reinvest in this subaccount.

AEGON/TRANSAMERICA SERIES FUND, INC.

Subadvised by Janus Capital Corporation

 Janus Global

The general public may not purchase shares of these underlying fund portfolios. The investment objectives and policies may be similar to other portfolios and underlying funds managed by the same investment adviser or manager that are sold directly to the public. You should not expect that the investment results of the underlying fund portfolios to be the same as those of other portfolios or underlying funds.

More detailed information, including an explanation of the portfolios' investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which are attached to this prospectus. You should read the prospectuses for each of the underlying fund portfolios carefully before you invest.

Transamerica may receive expense reimbursements or other revenues from the underlying funds or their managers. The amount of these reimbursements or revenues, if any, may be substantial and may be different for different funds or portfolios, and may be based on the amount of assets that Transamerica or the separate account invests in the underlying fund portfolios.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. See the SAI for more information concerning the possible addition, deletion or substitution of investments.

The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of Transamerica's general account. Interests in the general account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Transamerica has been advised that the staff of the SEC has not reviewed the disclosures in this Prospectus which relate to the fixed account.

We guarantee that the interest credited to the fixed account will not be less than 3% per year. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders from a guaranteed period option of the fixed account may be subject to an excess interest adjustment. This adjustment may increase or decrease the amount of interest credited to your policy. Upon full surrender, the excess interest adjustment will not decrease the interest credited to the guaranteed period options of your policy below 3% per year, however. You bear the risk that we will not credit interest greater than 3% per year. We determine credited rates, which are guaranteed for at least one year, in our sole discretion.

If you select the fixed account, your money will be placed with Transamerica's other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

Transfers

During the accumulation phase, you may make transfers to or from any subaccount or to the fixed account as often as you wish within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited to the following:

 . Transfers at the end of a guaranteed period, if you notify us within 30 days prior to the end of the guaranteed period that you wish to transfer the amount in the guaranteed period option to another investment choice. No excess interest adjustment will apply.
 . Transfers of amounts equal to interest credited on a monthly, quarterly, semi-annual or annual basis. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.

Otherwise, you cannot transfer out of the guaranteed period options of the fixed account.

There are no transfers permitted out of the dollar cost averaging fixed account option except through the dollar cost averaging program.

Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account, must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfers must be received while the New York Stock Exchange is open to get same-day pricing of the transaction.

During the income phase, you may transfer values out of any subaccount up to four times per policy year. However, you cannot transfer out of the fixed account in this phase. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the variable annuity units in the subaccount from which the transfer is being made.

Transfers may be made by telephone, subject to limitations described below under "Telephone Transactions."

Currently, there is no charge for transfers and generally no limit on the number of transfers during the accumulation phase. However, in the future, the number of transfers permitted may be limited and a $10 charge per transfer may apply.

During the accumulation phase, we reserve the right to prohibit transfers to the fixed account if we are crediting an effective annual interest rate of 3.0% (the guaranteed minimum).

The policy you are purchasing was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such transfers may be disruptive to an underlying fund portfolio. We reserve the right to reject any premium payment or transfer request from any person, if, in our judgment, an underlying fund portfolio would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise be potentially adversely affected or if an underlying portfolio would reject our purchase order. We may impose other restrictions on transfers or even prohibit any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege.

4.PERFORMANCE

Transamerica may periodically advertise performance of the various investment portfolios. We may disclose at least three different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges or any optional rider fees. The deduction of any applicable premium taxes, surrender charges or any optional rider fees would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees, administrative charges and surrender charges.

Third, in addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the separate account.

We also may, from time to time, include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

Appendix B contains performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and future results will not be the same as the results shown.

5.EXPENSES

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Surrender Charges

During the accumulation phase, you can surrender part or all of the cash value. Cash value is the adjusted policy value less any applicable surrender charge and less any rider fees (imposed upon surrender). We may deduct a surrender charge to compensate us for expenses relating to policy sales, including commissions to registered representatives and other promotional expenses.

You can surrender up to 10% of your policy value (measured at the time of surrender) each year free of surrender charges. This free amount is cumulative and is referred to as the cumulative free percentage and is determined at the time of the surrender. If you surrender money in excess of the cumulative free percentage, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.

The following schedule shows the surrender charges that apply during the five years following each premium payment:

                          Surrender Charge
Nmberuof Years Since    (as a percentage of
PemiumrPayment Date     premium surrendered)
 -------------------------------------------
        0-1                       6%
 -------------------------------------------
        1-2                       6%
 -------------------------------------------
        2-3                       6%
 -------------------------------------------
        3-4                       4%
 -------------------------------------------
        4-5                       2%
 -------------------------------------------
       5 or
        more                      0%

For example, assume your policy value is $100,000 at the beginning of policy year 2 and you surrender $30,000. Since that amount is more than your cumulative free percentage of 20% that is available at that time, you would pay a surrender charge of $600 on the remaining $10,000 (6% of $30,000 - $20,000).

Likewise, assume your policy value is $80,000 (premium payments $100,000) at the beginning of policy year 2 and you surrender your policy. You would pay a surrender charge of $5,040 [6% of ($100,000 - ($80,000 x 20%))].

After the tenth policy year, no surrender charges apply, regardless of when you made your last premium payment.

You receive the full amount of a requested partial surrender because we deduct any surrender charge and any applicable excess interest adjustment from your remaining policy value. You receive your cash value upon full surrender.

For surrender charge purposes, the oldest premium is considered to be surrendered first, and premiums are deemed to be surrendered before any earnings.

Keep in mind that surrenders may be taxable, and if made before age 59 1/2, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from earnings first. Under qualified policies, surrenders are prorated between taxable and nontaxable amounts.

Surrender charges are waived if you surrender under the nursing care and terminal condition withdrawal option or the unemployment waiver.

Excess Interest Adjustment

Full and partial surrenders of cash value from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum of 3% per year. This adjustment may also be made to amounts applied to an annuity payment option.

Mortality and Expense Risk Fee

We charge a daily fee as compensation for bearing certain mortality and expense risks under the policy. Examples include a guarantee of annuity rates, the death benefits, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy. For the Return of Premium Death Benefit the daily mortality and expense risk fee is at an annual rate of 1.10% of assets. During the accumulation phase, for the 5% Annually Compounding Death Benefit and the Annual Step-Up Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.25% of assets. During the income phase, the daily mortality and expense risk fee for these benefits is at an annual rate of 1.10% of assets. This fee is assessed daily based on the net asset value of each subaccount.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use our profit or surplus for any proper purpose, including distribution expenses.

Administrative Charges

We deduct an administrative charge to cover the costs of administering the policies. This daily charge is equal to an annual rate of 0.15% per year of the daily net asset value of the separate account.

In addition, an annual service charge of $30 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.

Premium Taxes

Some states assess premium taxes on the premium payments you make. Currently we do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:
 .  you begin receiving annuity payments;
 .  you surrender the policy; or
 .  you die and a death benefit is paid.

Generally, premium taxes range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes it incurs because of the policy. However, no deductions are being made at the present time.

Transfer Fee

Currently there is no charge for transfers. However, if you make more than 12 transfers per year before the annuity commencement date, we reserve the right to charge $10 for each additional transfer. Premium payments, asset rebalancing and dollar cost averaging transfers are not considered transfers. All transfer requests made at the same time are treated as a single request.

Family Income Protector

If you elect the family income protector, there is an annual rider fee during the accumulation phase of 0.30% of the minimum annuitization value, and a guaranteed payment fee during the income phase at an annual rate of 1.25% of the daily net asset value if you annuitize under the rider. The annual rider fee is also deducted if you surrender the policy.

Beneficiary Earnings Enhancement Rider

If you elect the beneficiary earnings enhancement rider, there is an annual rider fee during the accumulation phase of 0.25% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider (once we have received all necessary regulatory approvals) during the accumulation phase. The rider fee is deducted pro rata from each investment choice.

Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund. A list of these expenses is found in the "Fee Table" section of this prospectus. See the prospectuses for the underlying funds for more information.

6.  ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in two ways:

 . by making a surrender (either a complete or partial surrender); or . by taking systematic payouts.

Surrenders

If you take a complete surrender, you will receive:
 .  the value of your policy; plus or minus
 .  any excess interest adjustment, minus

 . any applicable surrender charges, premium taxes, service charges, and family income protector and beneficiary earnings enhancement rider fees.

If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the policy value.

You may take out up to 10% of the policy value free of surrender charges each policy year. The free amount is cumulative so any free amount not taken one year is available to be taken the following year free of surrender charges.

Remember that any surrender you take will reduce the policy value, and might reduce the amount of the death benefit. See Section 8, Death Benefit, for more details. A surrender may also reduce other benefits.

Surrenders may be subject to a surrender charge. Surrenders from the fixed account may also be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.

Surrenders from qualified policies may be restricted or prohibited.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either complete or partial.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven business days from the date Transamerica receives all required information. Transamerica may defer such payment from the separate account if:
 .  the New York Stock Exchange is closed for other than usual weekends or holidays or trading on the Exchange is otherwise restricted; or . an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
 .  the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium check has cleared your bank.

Excess Interest Adjustment

Money that you surrender from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a surrender (either full or partial), if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value on surrenders. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrenders.

There will be no excess interest adjustment on any of the following:
 .  nursing care or terminal condition withdrawals;

 .  unemployment surrenders;

 .  surrenders of cumulative interest credited;

 . surrenders to satisfy any minimum distribution requirements; and . systematic payout option payments, which do not exceed the cumulative interest credited.

Please note that in these circumstances, you will not receive a higher cash value if interest rates have fallen, nor will you receive a lower cash value if interest rates have risen.

The excess interest adjustment may be made on amounts applied to an annuity payment option.

7.  ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us written notice 30 days before the current annuity commencement date. The new annuity commencement date must be at least 30 days after we receive notice of the change. The latest annuity commencement date generally cannot be after the policy month following the month in which the annuitant attains age 85. We may allow a later annuity commencement date, but in no event will that date be later than the last day of the policy month following the month in which the annuitant attains age 95. The earliest annuity commencement date is 30 days after you purchase your policy.

Election of Annuity Payment Option. Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the beneficiary may elect to receive the death benefit in a lump sum or under one of the annuity payment options (unless you become the new annuitant).

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant's death, the beneficiary will receive any remaining guaranteed payments.

Annuity Payment Options

The policy provides five annuity payment options that are described below. You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments. If the adjusted policy value on the annuity commencement date is less than $2,000, Transamerica reserves the right to pay it in one lump sum in lieu of applying it under a payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

Unless you choose to receive variable payments under annuity payment options 3 or 5, the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments under either annuity payment option 3 or 5. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s) that you select.

The dollar amount of each variable payment after the first may increase, decrease or remain constant. If the actual investment performance exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance is lower than the assumed investment return, the amount of the variable annuity payments would decrease. These changes may only occur on an annual basis if you receive stabilized payments under the family income protector.

A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.

The annuity payment options are explained below. Options 1, 2, and 4 are fixed only. Options 3 and 5 can be fixed or variable.

Payment Option 1--Interest Payments. We will pay the interest on the amount we use to provide annuity payments in equal payments, or this amount may be left to accumulate for a period of time you and Transamerica agree to. You and Transamerica will agree on surrender rights when you elect this option.

Payment Option 2--Income for a Specified Period. We will make level payments only for the fixed period you choose. No funds will remain at the end of the period.

Payment Option 3--Life Income. You may choose between:

 . No Period Certain (fixed or variable)--Payments will be made only during the annuitant's lifetime.

 . 10 Years Certain (fixed or variable)--Payments will be made for the longer of the annuitant's lifetime or ten years.

 . Guaranteed Return of Policy Proceeds (fixed only)--Payments will be made for the longer of the annuitant's lifetime or until the total dollar amount of payments we made to you equals the amount applied to this option.

Payment Option 4--Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

Payment Option 5--Joint and Survivor Annuity. You may choose between:

 . No Period Certain (fixed or variable)--Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Other annuity payment options may be arranged by agreement with Transamerica. Certain annuity payment options may not be available in all states.

NOTE CAREFULLY:

IF:

 .  you choose Life Income with No Period Certain or a Joint and Survivor
   Annuity with No Period Certain; and
 .  the annuitant(s) dies before the date of the second (third, fourth, etc.)
   annuity payment;
THEN:
 .  we may make only one (two, three, etc.) annuity payments.

IF:
 .  you choose Income for a Specified Period, Life Income with 10 years Certain,
   Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
 .  the person receiving payments dies prior to the end of the guaranteed period;
THEN:
 . the remaining guaranteed payments will be continued to that person's beneficiary, or their present value may be paid in a single sum.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The person receiving payments is responsible for keeping Transamerica informed of their current address.

8.DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase and the annuitant was also an owner. (If the annuitant was not an owner, a death benefit may or may not be paid. See below.) The beneficiary may choose an annuity payment option, or may choose to receive a lump sum.

When We Pay A Death Benefit

Before the Annuity Commencement Date
We will pay a death benefit to your beneficiary IF:
 . you are both the annuitant and the owner of the policy; and . you die before the annuity commencement date.

If the only beneficiary is your surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit. All future surrender charges will be waived.

We will also pay a death benefit to your beneficiary IF:
 .  you are not the annuitant; and
 . the annuitant dies before the annuity commencement date; and . you specifically requested that the death benefit be paid upon the annuitant's death.

Distribution requirements apply to the policy value upon the death of any owner. These requirements are detailed in the SAI.

After the Annuity Commencement Date
The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:
 .  you are not the annuitant; and
 . you die on or after the annuity commencement date; and . the entire interest in the policy has not been paid to you;

THEN:
 . the remaining portion of such interest in the policy will be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

When We Do Not Pay A Death Benefit

No death benefit is paid in the following cases:

IF:
 .  you are not the annuitant; and
 .  the annuitant dies prior to the annuity commencement date; and

 . you did not specifically request that the death benefit be paid upon the annuitant's death;

THEN:
 .  you will become the new annuitant and the policy will continue.

IF:
 .  you are not the annuitant; and
 .  you die prior to the annuity commencement date;

THEN:

 . the new owner (unless it is your spouse) must generally surrender the policy within five years of your death for the adjusted policy value minus any applicable rider fee.

NOTE CAREFULLY:

If the owner does not name a contingent owner, the owner's estate will become the new owner. If no probate estate is opened (because, for example, the owner has precluded the opening of a probate estate by means of a trust or other instrument), and Transamerica has not received written notice of the trust as a successor owner signed prior to the owner's death, then that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent owner is named in a written notice Transamerica receives.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option you chose when you bought the policy. The death benefit will be the greatest of:
 . policy value on the date we receive the required information; or . cash value on the date we receive the required information (this could be more than the policy value if there is a positive excess interest adjustment that exceeds the surrender charge); or

 . guaranteed minimum death benefit (discussed below), plus premium payments, less partial surrenders from the date of death to the date the death benefit is paid.

Guaranteed Minimum Death Benefit

On the application, you generally may choose one of the three guaranteed minimum death benefit options listed below.

After the policy is issued, you cannot make an election and the death benefit cannot be changed.

A.Return of Premium Death Benefit

  The Return of Premium Death Benefit is the total premium payments, less any adjusted partial surrenders (discussed below) as of the date of death.

  The Return of Premium Death Benefit will be in effect if you do not choose one of the other options on the policy application.

B.5% Annually Compounding Death Benefit

  The 5% Annually Compounding Death Benefit is the total premium payments, less any adjusted partial surrenders, plus interest at an effective annual rate of 5% from the premium payment date or surrender date to the date of death (but not later than your 81st birthday).

  The 5% Annually Compounding Death Benefit is not available if the owner or annuitant is 81 or older on the policy date.

  There is an extra charge for this death benefit.

C.Annual Step-Up Death Benefit

  On each policy anniversary before your 81st birthday, a new "stepped-up" death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. The death benefit is equal to:

  . the largest policy value on the policy date or on any policy anniversary before the earlier of the date of death or the owner's 81st birthday; plus

  .  any premium payments you have made since that date; minus

  .  any adjusted partial surrenders we have paid to you since that date.

  The Annual Step-Up Death Benefit is not available if the owner or annuitant is 81 or older on the policy date.

  There is an extra charge for this death benefit.

IF, under all three death benefit options:
 .  the surviving spouse elects to continue the policy instead of receiving the death benefit; and
 .  the guaranteed minimum death benefit is greater than the policy value;

THEN:

 . we will increase the policy value to be equal to the guaranteed minimum death benefit. This increase is made only at the time the surviving spouse elects to continue the policy, and the guaranteed minimum death benefit will continue as applicable.

Adjusted Partial Surrender

When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of the surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than total premium payments. We have included a detailed explanation of this adjustment in the SAI. This is referred to as adjusted partial withdrawal' in your policy.

9.TAXES

NOTE: Transamerica has prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. Transamerica has included an additional discussion regarding taxes in the SAI.

Annuity Policies in General

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities. Simply stated, these rules provide that you will not be taxed on the earnings, if any, on the money held in your annuity policy until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of policy--qualified or nonqualified (discussed below). You will generally not be taxed on increases in the value of your policy until a distribution occurs--either as a surrender or as annuity payments.

When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes.

Qualified and Nonqualified Policies

If you purchase the policy under an individual retirement annuity, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy.

Qualified policies are issued in connection with the following plans:
 . Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the contract. A Roth IRA also allows individuals to make contributions to the contract, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.
 . Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the contract on a pre-tax basis.
 . Corporate Pension and Profit-Sharing Plans and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the contract on a pre-tax basis.
 . Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the contract.

The policy contains death benefit features that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because the death benefit may exceed this limitation, anyone using the policy in connection with such plans should consult their tax adviser. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit provision, such as the provisions in the contract, comports with IRA qualification requirements.

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

Surrenders--Qualified Policies

The information herein describing the taxation of nonqualified policies does not apply to qualified policies. There are special rules that govern with respect to qualified policies. Generally, these rules restrict:
 . the amount that can be contributed to the policy during any year; and . the time when amounts can be paid from the policies.

In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policies. We have provided more information in the SAI.

You should consult your legal counsel or tax adviser if you are considering purchasing a policy for use with any retirement plan.

Surrenders--403(b) Policies

The Internal Revenue Code limits surrender from certain 403(b) policies. Surrenders can generally only be made when an owner:
 .  reaches age 59 1/2;
 .  leaves his/her job;
 .  dies;
 .  becomes disabled (as that term is defined in the Internal Revenue Code); or

 . declares hardship. However, in the case of hardship, the owner can only surrender the premium payments and not any earnings.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity policy. The policy must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity policy. These diversification and distribution requirements are discussed in the SAI. Transamerica may modify the policy to attempt to maintain favorable tax treatment.

Surrenders--Nonqualified Policies

If you make a surrender from a nonqualified policy before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from earnings and then from your premium payments. When you make a surrender you are taxed on the amount of the surrender that is earnings. (The excess interest adjustment resulting from the surrender may affect the amount on which you are taxed) You should consult a tax adviser if a surrender results in an excess interest adjustment.) If you make a full surrender, you are generally taxed on the amount that your surrender proceeds exceeds the "investment in the contract,", which is generally your premiums paid (adjusted for any prior surrenders that came out of premiums). Different rules apply for annuity payments. See "Annuity Payments" below.

The Internal Revenue Code also provides that surrendered earnings may be subject to a penalty. The amount of the penalty is equal to

10% of the amount that is includable in income. Some surrenders will be exempt from the penalty. They include any amounts:
 .  paid on or after the taxpayer reaches age 59 1/2;
 .  paid after an owner dies;
 .  paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);
 .  paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
 .  paid under an immediate annuity; or
 .  which come from premium payments made prior to August 14, 1982.

All non-qualified deferred annuity policies that are issued by Transamerica (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distributions occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of an owner or the annuitant. Generally, such amounts should be includable in the income of the recipient:
 .  if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or
 . if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:
 . Fixed payments--by dividing the "investment in the contract" on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.
 . Variable payments--by dividing the "investment in the contract" on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If you select more than one annuity payment option, special rules govern the allocation of the policy's entire "investment in the contract" to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the "investment in the contract" as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for your last taxable year.

It is unclear whether stabilized annuity payments under the Family Income Protector rider should be treated as fixed annuity payments or variable annuity payments for federal income tax purposes. You should consult a tax adviser on this issue.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. You should consult a tax adviser with respect to legal developments and their effect on the policy.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with the beneficiary earnings enhancement rider as a taxable withdrawal, which might also be subject to a tax penalty if the withdrawal occurs prior to age 59 1/2. Although we do not believe that the fees associated with the beneficiary earnings enhancement rider or any other optional benefit provided under the policy should be treated as taxable withdrawals you should consult your tax advisor prior to selecting any optional benefit under the policy.

10.ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular payments from your policy by using the systematic payout option. Under this option, you can receive up to 10% (annually) of your policy's value free of surrender charges. Payments can be made monthly, quarterly, semi-annually, or annually. Each payment must be at least $50, and cannot exceed 10% of the policy value, at the time a systematic payout option payment is made, divided by the number of payments per year. Monthly and quarterly payments must be made by electronic funds transfer directly to your checking or savings account. There is no charge for this benefit.

Family Income Protector

The optional "family income protector" rider assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value (discussed below) after ten years. You may elect to purchase this benefit, which provides a minimum amount you will have to apply to a family income protector payment option and which guarantees a minimum amount for those payments once you begin to receive them. By electing this benefit, you can participate in the gains of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options. The family income protector rider will not be issued if you are 85 years old or older (earlier if required by state law).

You can annuitize under the rider (subject to the conditions described below) at the greater of the adjusted policy value or the minimum annuitization value.

Minimum Annuitization Value. The minimum annuitization value is:

 .  the policy value on the date the rider is issued; plus

 .  any additional premium payments; minus

 .  an adjustment for any surrenders made after the date the rider is issued;

 . the result of which is accumulated at the annual growth rate written on page one of the rider; minus

 .  any premium taxes.

The annual growth rate is currently 6% per year. Once the rider is added to your policy, the annual growth rate will not vary during the life of that rider. Surrenders may reduce the minimum annuitization value on a basis greater than dollar-for-dollar. See the SAI for more information.

The minimum annuitization value may only be used to annuitize using the family income protector payment options and may not be used with any of the annuity payment options listed in Section 7 of this prospectus. The family income protector payment options are:

 .  Life Income--An election may be made for "No Period Certain" or "10 Years
   Certain". In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

 . Joint and Full Survivor--An election may be made for "No Period Certain" or "10 Years Certain". Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

NOTE CAREFULLY:

IF:

 . You choose Life Income with No Period Certain or Joint and Full Survivor with No Period Certain; and

 . The annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

 .  We will make only one (two, three, etc.) annuity payments.

The minimum annuitization value is used solely to calculate the family income protector annuity payments and does not establish or guarantee a policy value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial factors (such as the use of a 3% assumed investment return, or "AIR," to calculate the first annuity payment, which results in a lower dollar amount for that payment than would result from using the 5.0% AIR that is used with the regular annuity payments described in
Section 7 above), the level of lifetime income that it guarantees may be less than the level that would be provided by application of the adjusted policy value at otherwise applicable annuity factors. Therefore, the family income protector should be regarded as a safety net. The costs of annuitizing under the family income protector include the guaranteed payment fee, and also the lower payout levels inherent in the annuity tables used for those minimum payouts (which may include an annuity age factor adjustment). These costs should be balanced against the benefits of a minimum payout level.

In addition to the annual growth rate, other benefits and fees under the rider (the rider fee, the fee waiver threshold, the guaranteed payment fee, and the waiting period before the rider can be exercised) are also guaranteed not to change after the rider is added. However, all of these benefit specifications may change if you elect to upgrade the minimum annuitization value.

Minimum Annuitization Value Upgrade. You can upgrade your minimum annuitization value to the policy value on a policy anniversary. This may be done within thirty days after any policy anniversary before your 85th birthday (earlier if required by state law). For your convenience, we will put the last date to upgrade on page one of the rider.

If you upgrade:

 . the current rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees (the new rider will be what is currently offered for new sales);

 .  the new fees, thresholds and factors may be higher (or lower) than before;

 .  the new annual growth rate may be lower (or higher) than before; and

 . you will have a new ten year waiting period before you can annuitize under the rider.

It generally will not be to your advantage to upgrade unless your adjusted policy value exceeds your minimum annuitization value on the applicable policy anniversary. Conditions of Exercise of the Family Income Protector. You can only annuitize using the family income protector within the 30 days after the tenth or later policy anniversary after the family income protector is elected or, in the case of an upgrade of the minimum annuitization value, the tenth or later policy anniversary following the upgrade. Transamerica may, at its discretion, change the waiting period before the family income protector can be exercised in the future. You cannot, however, annuitize using the family income protector after the policy anniversary after your 94th birthday (earlier if required by state law). For your convenience, we will put the first and last date to annuitize using the family income protector on page one of the rider.

NOTE CAREFULLY:

 . If you annuitize at any time other than indicated above, you cannot use the family income protector.

Guaranteed Minimum Stabilized Payments. Annuity payments under the rider are guaranteed to never be less than the initial payment. See the SAI for information concerning the calculation of the initial payment. The payments will also be "stabilized" or held constant during each policy year.

During the first policy year after annuitizing using the rider, each stabilized payment will equal the initial payment. On each policy anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for that policy year. The stabilized payment on each policy anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options. See the SAI for additional information concerning stabilized payments.

Rider Fee. A rider fee, currently 0.30% of the minimum annuitization value on the policy anniversary, is charged annually prior to annuitization. We will also charge this fee if you take a complete surrender. The rider fee is deducted from each variable investment choice in proportion to the amount of policy value in each subaccount. This fee is deducted even if the adjusted policy value exceeds the minimum annuitization value.

The rider fee on any given policy anniversary will be waived if the policy value exceeds the fee waiver threshold. The fee waiver threshold currently is two times the minimum annuitization value. Transamerica may, at its discretion, change the fee waiver threshold in the future, but it will never be greater than two and one-half times the minimum annuitization value.

Guaranteed Payment Fee. A guaranteed payment fee, currently equal to an effective annual rate of 1.25% of the daily net asset value in the separate account, is reflected in the amount of the variable payments you receive if you annuitize under the family income protector rider, in addition to the base product mortality and expense risk fee and administrative charge. The guaranteed payment fee is included on page one of the rider.

Termination. The rider is irrevocable. You have the option not to use the benefit but you will not receive a refund of any fees you have paid. The rider will terminate upon the earliest of the following:

 . annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the minimum annuitization value under the family income protector);

 . upgrade of the minimum annuitization value (although a new rider will be issued);

 .  termination of your policy; or

 . 30 days after the policy anniversary after your 94th birthday (earlier if required by state law).

The family income protector may vary by state and may not be available in all states. For policies sold in New Jersey, certain provisions of the family income protector differ from the above description. New Jersey residents should see the separate supplement describing the family income protector for New Jersey.

Beneficiary Earnings Enhancement

The optional "beneficiary earnings enhancement" rider pays an additional death benefit amount when a death benefit is payable under your policy, in certain circumstances. The beneficiary earnings enhancement will not be paid unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated. The beneficiary earnings enhancement rider is available for issue ages through age 80.

Beneficiary Earnings Enhancement Amount. The beneficiary earnings enhancement is only payable if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The beneficiary earnings enhancement is equal to:

 .  the beneficiary earnings enhancement factor (see below) multiplied by

 .  the rider earnings on the date used to calculate the death benefit.

Rider earnings equal:

 .  the policy death benefit; minus

 .  policy value on the rider date; minus

 .  premium payments after the rider date; plus

 . surrenders after the rider date that exceed the rider earnings on the date of the surrender.

No benefit is payable under the beneficiary earnings enhancement rider if there are no rider earnings on the date the death benefit is calculated.

If you purchase your policy as part of a 1035 transfer or added the beneficiary earnings enhancement rider after you purchased the policy, rider earnings do not include any gains before the beneficiary earnings enhancement rider is added to your policy.

The beneficiary earnings enhancement factor is currently 40% for issue ages under 71 and 25% for issue ages 71-80. For purposes of computing taxable gains, both the death benefit payable under the policy and the beneficiary earnings enhancement will be considered.

Please see the Statement of Additional Information for an example which illustrates the beneficiary earnings enhancement payable as well as the effect of a partial surrender on the beneficiary earnings enhancement.

Spousal Continuation. If a spouse elects to continue the policy instead of receiving a death benefit and beneficiary earnings enhancement, the spouse has the following options:

 . Continue the policy and receive a one-time policy value increase equal to the beneficiary earnings enhancement. At this time the rider would terminate. The spouse would have the option of immediately re-electing the rider as long as they are under the age of 81, however, it would only cover gains from the time of such election going forward; or

 . Continue the policy without the one-time policy value increase and continue the rider as is. When the next death occurs, the rider will pay the beneficiary earnings enhancement based on gains since the rider was issued, not since the time of the first death.

Rider Fee. A rider fee, currently 0.25% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the beneficiary earnings enhancement would not pay any benefits because there are no rider earnings.

Termination. The rider will remain in effect until:

 .  you cancel it by notifying our service center in writing,

 .  the policy is annuitized or surrendered, or

 . the beneficiary earnings enhancement is paid or added to the policy value under a spousal continuation.

Once terminated, the beneficiary earnings enhancement rider may be re-elected, however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.

This rider may violate the requirements of certain qualified plans. Consult a tax adviser before electing this rider.

The beneficiary earnings enhancement rider may vary by state and may not be available in all states.

Nursing Care and Terminal Condition Withdrawal Option

No surrender charges or excess interest adjustment will apply if you make a surrender under certain circumstances, after you or your spouse has been:
 . confined in a hospital or nursing facility for 30 days in a row; or . diagnosed with a terminal condition (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person.

You may exercise this benefit at any time (during the accumulation phase) and there is no charge for this benefit. This benefit may not be available in all states. See the policy or endorsement for details and conditions.

Unemployment Waiver

No surrender charges or excess interest adjustment will apply to surrenders after you or your spouse become unemployed. In order to qualify, you (or your spouse, whichever is applicable) must have been:
 . employed full time for at least two years prior to becoming unemployed; and . employed full time on the policy date; and

 .  unemployed for at least 60 days in a row at the time of surrender; and

 .  must have a minimum cash value at the time of surrender of $5,000.

You must provide written proof from your State's Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender. This benefit may not be available in all states.

You may select this benefit at any time (during the accumulation phase) and there is no charge for this benefit.

This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person. This benefit may not be available in all states. See the policy for details.

Telephone Transactions

You may make transfers and change the allocation of additional premium payments by telephone IF:

 .  you select the "Telephone Transfer/Reallocation Authorization" box in the
   policy application or enrollment information; or . you later complete an authorization form.

You will be required to provide certain information for identification purposes when requesting a transaction by the telephone and we may record your telephone call. Transamerica may also require written confirmation of your request. Transamerica will not be liable for following telephone requests that it believes are genuine. Transamerica reserves the right to revoke your telephone transaction privileges at any time without revoking all owners' telephone transfer privileges.

Telephone requests must be received while the New York Stock Exchange is open to get same-day pricing of the transaction. We may discontinue this option at any time.

We may deny telephone transaction privileges to market timers.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe circumstances or other weather emergencies. There may be interruptions in service beyond our control, and if the volume of calls is unusually high, we might not have anyone available, or lines available, to take your call.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically transfer money from certain investment options into the variable subaccounts in the allocations you specified at the time you purchased your policy or by a subsequent written notice which will take effect for any transfers after the date it is received at our service center. This is known as dollar cost averaging. Your transfers will begin the month after we receive your request.


Dollar cost averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high. It does not guarantee profits or assure that you will not experience a loss. You should consider your ability to continue the dollar cost averaging program during all economic conditions.

There are two dollar cost averaging programs available under your policy:
Traditional and Special.

Traditional Dollar Cost Averaging. During the accumulation phase, you may instruct us to automatically transfer money from the dollar cost averaging fixed account option into the variable subaccounts in the allocations you specified. You may specify the dollar amount to be transferred either monthly or quarterly; however, each transfer must be at least $500. A minimum of 6 monthly or 4 quarterly transfers are required and a maximum of 24 monthly or 8 quarterly transfers are allowed. Transfers must begin within 30 days.

NOTE CAREFULLY:

 . If you attempt to begin a traditional dollar cost averaging program with less than the necessary minimum amount, no transfers will be made and any amount allocated to that program will remain in the traditional dollar cost averaging fixed account until the minimum amount is reached or you transfer the funds out.

 . If you specify the number of transfers, up to two additional transfers may be necessary to complete a traditional dollar cost averaging program.

Special Dollar Cost Averaging. During the accumulation phase, you may elect to allocate premium payments to either the six or twelve month special dollar cost averaging accounts of the fixed account. Amounts will then be transferred from the special dollar cost averaging account to the variable subaccounts on a monthly basis for six or twelve months (depending on the option you select) in the allocations you specified. Each transfer must be at least $500.

If you elect dollar cost averaging and have multiple sources funding your policy, the dollar cost averaging program will begin with the first money received. As the money from the other sources is received, the amount of the dollar cost averaging transfers will increase but the length of the program will not. If some of the money from the other sources is not received before the dollar cost averaging program has ended, a new dollar cost averaging program will start when we receive the money (assuming it meets the minimum dollar cost averaging requirements discussed below).

If you make additional premium payments while a dollar cost averaging program is running, absent new instructions to the contrary, the amount of the dollar cost averaging transfers will increase but the length of the program will not. If additional premium is received after a dollar cost averaging program is completed, absent new instructions to the contrary:

 . a new dollar cost averaging program will be started using the previous instructions; or

 . if the additional premium does not meet the minimum requirements to start a new dollar cost averaging program, then the additional premium will be allocated as identified in the previous dollar cost averaging program.

NOTE CAREFULLY:

 . If we do not receive all necessary information to begin a special dollar cost averaging program within 30 days of allocating premium to the program, that premium will be transferred to the traditional dollar cost averaging fixed account.

If you discontinue a dollar cost averaging program before its completion, then the interest credited on amounts in the dollar cost averaging fixed account may be adjusted downward, but not below the minimum guaranteed effective annual interest rate of 3%.

May vary by state and may not be available in all states. See the policy for availability of the fixed account options.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called asset rebalancing and can be started and stopped at any time free of charge. However, we will not rebalance if you are in the dollar cost averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue asset rebalancing. New instructions are required to start asset rebalancing. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

11.OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing. An ownership change may be a taxable event.

Assignment

You can also assign the policy anytime during your lifetime. Transamerica will not be bound by the assignment until we receive written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the policy before we receive notice of the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.

Transamerica Life Insurance Company

As of March 1, 2001, PFL Life Insurance Company changed its name to Transamerica Life Insurance Company. Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It is engaged in the sale of life and health insurance and annuity policies. Transamerica is a wholly-owned indirect subsidiary of AEGON USA, Inc. which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON USA, Inc., is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Transamerica is licensed in the District of Columbia, Guam, and in all states except New York.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of Transamerica.

The Separate Account

Transamerica established a separate account, called the Retirement Builder Variable Annuity Account (formerly PFL Retirement Builder Variable Annuity Account), under the laws of the State of Iowa on March 29, 1996. The Retirement Income Builder II divisions of the separate account receive and currently invest the premium payments that are allocated to the separate account for investment in shares of the underlying underlying fund portfolios. The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or Transamerica. Income, gains, and losses, whether or not realized, from assets allocated to the separate account are, in accordance with the policies, credited or charged against the separate account without regard to Transamerica's other income, gains or losses.

The assets of the separate account are held in Transamerica's name on behalf of the separate account and belong to Transamerica. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business Transamerica may conduct. The separate account includes other subaccounts that are not available under these policies.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying funds. The underlying funds are not limited to selling their shares to this separate account and can accept investments from any separate account or qualified retirement plan. Since the underlying fund portfolios are available to registered separate accounts offering variable annuity products of Transamerica, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including Transamerica, agree to take any necessary steps to resolve the matter. This includes removing their separate accounts from the underlying funds. See the prospectuses for the underlying funds for more details.

Exchanges and Reinstatements

You can generally exchange one annuity policy for another in a tax-free exchange' under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity and there will be a new surrender charge period and other charges may be higher (or lower) and the benefits may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).

You may exchange your policy for one issued by another life insurance company. You may also request us to reinstate your policy after such an exchange by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

Transamerica will vote all shares of the underlying funds in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. If, however, we determine that we are permitted to vote the shares in our own right, we may do so. Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Distributor of the Policies

AFSG Securities Corporation is the principal underwriter of the policies. Like Transamerica, it is an indirect wholly owned subsidiary of

AEGON USA, Inc. It is located at 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. AFSG Securities Corporation is registered as a broker/dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc. ("NASD"). It was incorporated in Pennsylvania on March 12, 1986.

Commissions of up to 5% of premium payments will be paid to broker/dealers who sell the policies under agreements with AFSG Securities Corporation. These commissions are not deducted from premium payments. In addition, certain production, persistency and managerial bonuses may be paid. Transamerica may also pay compensation to banks and other financial institutions for their services in connection with the sale and servicing of the policies.

To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker/dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

Transamerica intends to recoup commissions and other sales expenses primarily, but not exclusively, through:

 .  The administrative charge;

 .  The surrender charge;

 .  The mortality and expense risk fee;

 . Revenues, if any, that Transamerica receives from the underlying portfolios or their managers; and

 . Investment earnings on amounts allocated under policies to the fixed account.

Commissions paid on the policy, including other incentives or payments, are not charged to the policy owners or the separate account.

Pending regulatory approvals, Transamerica intends to distribute the policy in all states, except New York, and in certain possessions and territories.

Variations in Policy Provisions

Certain provisions of the policies may vary from the descriptions in this prospectus in order to comply with different state laws. See your policy for variations since any such state variations will be included in your policy or in riders or endorsements attached to your policy.

IMSA

Transamerica is a member of the Insurance Marketplace Standards Association
(IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance and annuity products. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the account are subject. Transamerica, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Transamerica believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account or Transamerica.

Financial Statements

The financial statements of Transamerica and the subaccounts are included in the SAI.
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

 Glossary of Terms
 The Policy--General Provisions
 Certain Federal Income Tax Consequences
 Investment Experience
 Family Income Protector--Additional Information

 Beneficiary Earnings Enhancement Rider--Additional Information
 Historical Performance Data
 Published Ratings

 State Regulation of Transamerica
 Administration
 Records and Reports
 Distribution of the Policies
 Voting Rights
 Other Products
 Custody of Assets
 Legal Matters
 Independent Auditors
 Other Information
 Financial Statements

                                   APPENDIX A

                        CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

     5% Annually Compounding Death Benefit or Annual Step-Up Death Benefit
                (Total Separate Account Annual Expenses: 1.40%)

                                                                    Number of
                                    Accumulation    Accumulation  Accumulation
                                    Unit Value at   Unit Value at   Units at
  Subaccount                      Beginning of Year  End of Year   End of Year
-------------------------------------------------------------------------------
  Janus Global
   2000.........................     $ 2.067073      $ 1.680897   2,727,301.793
   1999.........................     $ 1.224958      $ 2.067073     652,947.842
   1998(/1/)....................     $ 1.000000      $ 1.224958      43,161.863
-------------------------------------------------------------------------------
  Janus Growth
   2000.........................     $50.230109      $35.200197     198,481.814
   1999.........................     $31.898334      $50.230109      55,771.471
   1998(/1/)....................     $24.866333      $31.898334       4,221.779
-------------------------------------------------------------------------------
  Van Kampen Emerging Growth
   2000.........................     $ 2.585245      $ 2.245771   1,882,428.409
   1999.........................     $ 1.277710      $ 2.585245     301,047.760
   1998(/1/)....................     $ 1.000000      $ 1.277710      18,154.685
-------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation
   Fund
   2000.........................     $ 1.762835      $ 1.548873     879,762.458
   1999.........................     $ 1.236035      $ 1.762835     149,502.305
   1998(/1/)....................     $ 1.000000      $ 1.236035      16,140.294
-------------------------------------------------------------------------------
  AIM V.I. Government Securities
   Fund
   2000.........................     $ 0.969383      $ 1.052822     246,623.830
   1999.........................     $ 0.996068      $ 0.969383      65,086.922
   1998(/1/)....................     $ 1.000000      $ 0.996068       1,000.000
-------------------------------------------------------------------------------
  AIM V.I. Growth and Income
   Fund
   2000.........................     $ 1.668693      $ 1.406145   2,172,127.256
   1999.........................     $ 1.260383      $ 1.668693     440,846.470
   1998(/1/)....................     $ 1.000000      $ 1.260383      24,295.424
-------------------------------------------------------------------------------
  AIM V.I. Value Fund
   2000.........................     $ 1.621757      $ 1.365146   3,672,653.030
   1999.........................     $ 1.265957      $ 1.621757     972,784.807
   1998(/1/)....................     $ 1.000000      $ 1.265957      77,450.159
-------------------------------------------------------------------------------
  Dreyfus VIF--Money Market
   2000.........................     $ 1.042375      $ 1.089683     400,231.602
   1999.........................     $ 1.008557      $ 1.042375     123,465.646
   1998(/1/)....................     $ 1.000000      $ 1.008557       4,812.918
-------------------------------------------------------------------------------
  Dreyfus VIF--Small Company
   Stock--Initial Class
   2000.........................     $ 1.265697      $ 1.354691     207,662.075
   1999.........................     $ 1.160376      $ 1.265697      56,266.889
   1998(/1/)....................     $ 1.000000      $ 1.160376       1,727.775
-------------------------------------------------------------------------------
  Dreyfus Stock Index Fund--
   Initial Class
   2000.........................     $ 1.436823      $ 1.285516   2,027,560.899
   1999.........................     $ 1.208018      $ 1.436823     590,536.086
   1998(/1/)....................     $ 1.000000      $ 1.208018      22,149.833

   5% Annually Compounding Death Benefit or Annual Step-Up Death Benefit

              (Total Separate Account Annual Expenses: 1.40%)

                              continued . . .

                                                                    Number of
                                    Accumulation    Accumulation  Accumulation
                                    Unit Value at   Unit Value at   Units at
  Subaccount                      Beginning of Year  End of Year   End of Year
-------------------------------------------------------------------------------
  MFS Emerging Growth Series
   2000.........................      $2.206323       $1.749304     746,545.373
   1999.........................      $1.265976       $2.206323     211,278.628
   1998(/1/)....................      $1.000000       $1.265976      19,506.272
-------------------------------------------------------------------------------
  MFS Research Series
   2000.........................      $1.482998       $1.391634     362,196.900
   1999.........................      $1.212231       $1.482998      51,069.228
   1998(/1/)....................      $1.000000       $1.212231       1,000.000
-------------------------------------------------------------------------------
  MFS Total Return Series
   2000.........................      $1.093953       $1.251694   1,212,159.879
   1999.........................      $1.076083       $1.093953     590,994.565
   1998(/1/)....................      $1.000000       $1.076083      22,214.590
-------------------------------------------------------------------------------
  MFS Utilities Series
   2000.........................      $1.413957       $1.493055   3,004,443.752
   1999.........................      $1.096045       $1.413957     943,325.341
   1998(/1/)....................      $1.000000       $1.096045      38,962.685
-------------------------------------------------------------------------------
  Oppenheimer Capital
   Appreciation Fund/VA
   2000.........................      $1.764620       $1.736299     902,711.681
   1999.........................      $1.263125       $1.764620     101,367.692
   1998(/1/)....................      $1.000000       $1.263125       4,185.246
-------------------------------------------------------------------------------
  Oppenheimer Global Securities
   Fund/VA
   2000.........................      $1.877387       $1.945750     487,022.685
   1999.........................      $1.201147       $1.877387      38,642.828
   1998(/1/)....................      $1.000000       $1.201147       9,328.475
-------------------------------------------------------------------------------
  Oppenheimer High Income
   Fund/VA
   2000.........................      $1.056520       $1.003009     733,061.155
   1999.........................      $1.027262       $1.056520     272,300.459
   1998(/1/)....................      $1.000000       $1.027262      51,275.380
-------------------------------------------------------------------------------
  Oppenheimer Main Street Growth
   & Income Fund/VA
   2000.........................      $1.426679       $1.283567   2,979,317.970
   1999.........................      $1.188617       $1.426679     499,990.413
   1998(/1/)....................      $1.000000       $1.188617       2,300.849
-------------------------------------------------------------------------------
  Oppenheimer Strategic Bond
   Fund/VA
   2000.........................      $1.028609       $1.041157     395,088.964
   1999.........................      $1.014327       $1.028609     119,315.055
   1998(/1/)....................      $1.000000       $1.014327       1,000.000
-------------------------------------------------------------------------------
  Transamerica VIF Growth
   2000.........................      $1.000000       $0.830824     177,227.084
-------------------------------------------------------------------------------
  Fidelity--VIP Equity-Income
   2000.........................      $1.000000       $1.084290     114,726.806
-------------------------------------------------------------------------------
  Fidelity--VIP Growth
   2000.........................      $1.000000       $0.845413     341,057.655
-------------------------------------------------------------------------------
  Fidelity--VIP High Income
   2000.........................      $1.000000       $0.802318     194,780.625

   5% Annually Compounding Death Benefit or Annual Step-Up Death Benefit
                (Total Separate Account Annual Expenses: 1.40%)
                                continued . . .

                                                                   Number of
                                    Accumulation    Accumulation  Accumulation
                                    Unit Value at   Unit Value at   Units at
  Subaccount                      Beginning of Year  End of Year  End of Year
------------------------------------------------------------------------------
  Fidelity--VIP II Contrafund
   2000..........................     $1.000000       $0.922538   277,007.546
------------------------------------------------------------------------------
  Fidelity--VIP II Investment
   Grade Bond
   2000..........................     $1.000000       $1.080513    39,474.045
------------------------------------------------------------------------------
  Fidelity--VIP III Growth &
   Income
   2000..........................     $1.000000       $0.979844    12,974.971
------------------------------------------------------------------------------
  Fidelity--VIP III Balanced
   2000..........................     $1.000000       $0.958158    99,896.860
------------------------------------------------------------------------------
  Fidelity--VIP III Mid Cap
   2000..........................     $1.000000       $1.114623   500,412.315

                        Return of Premium Death Benefit
                (Total Separate Account Annual Expenses: 1.25%)

                                                                    Number of
                                    Accumulation    Accumulation  Accumulation
                                    Unit Value at   Unit Value at   Units at
  Subaccount                      Beginning of Year  End of Year   End of Year
-------------------------------------------------------------------------------
  Janus Global
   2000.........................      $2.035403       $1.657595   2,217,520.691
   1999.........................      $1.204408       $2.035403     687,059.623
   1998(/1/)....................      $1.000000       $1.204408      60,664.783
-------------------------------------------------------------------------------
  Janus Growth
   2000.........................      $2.023744       $1.420300   4,906,051.789
   1999.........................      $1.283263       $2.023744   1,819,121.129
   1998(/1/)....................      $1.000000       $1.283263      85,687.614
-------------------------------------------------------------------------------
  Van Kampen Emerging Growth
   2000.........................      $2.589491       $2.252788   1,439,572.082
   1999.........................      $1.277918       $2.589491     279,435.662
   1998(/1/)....................      $1.000000       $1.277918       2,275.052
-------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation
   Fund
   2000.........................      $1.766094       $1.554028     847,236.508
   1999.........................      $1.236494       $1.766094      84,511.204
   1998(/1/)....................      $1.000000       $1.236494       5,643.068
-------------------------------------------------------------------------------
  AIM V.I. Government Securities
   Fund
   2000.........................      $0.971172       $1.056326     390,827.246
   1999.........................      $0.996434       $0.971172     124,585.938
   1998(/1/)....................      $1.000000       $0.996434       1,242.352
-------------------------------------------------------------------------------
  AIM V.I. Growth and Income
   Fund
   2000.........................      $1.671780       $1.410847   1,379,813.669
   1999.........................      $1.260851       $1.671780     438,692.206
   1998(/1/)....................      $1.000000       $1.260851       9,888.276
-------------------------------------------------------------------------------
  AIM V.I. Value Fund
   2000.........................      $1.624758       $1.369684   2,435,466.698
   1999.........................      $1.266420       $1.624758     526,714.786
   1998(/1/)....................      $1.000000       $1.266420      25,924.011
-------------------------------------------------------------------------------
  Dreyfus VIF--Money Market
   2000.........................      $1.044306       $1.093323     575,681.282
   1999.........................      $1.008931       $1.044306     123,716.494
   1998(/1/)....................      $1.000000       $1.008931      49,469.204
-------------------------------------------------------------------------------
  Dreyfus VIF--Small Company
   Stock--Initial Class
   2000.........................      $1.268047       $1.359221     238,644.484
   1999.........................      $1.160806       $1.268047      85,044.523
   1998(/1/)....................      $1.000000       $1.160806       1,815.395
-------------------------------------------------------------------------------
  Dreyfus Stock Index Fund--
   Initial Class
   2000.........................      $1.439480       $1.289805   2,180,984.208
   1999.........................      $1.208468       $1.439480     624,164.914
   1998(/1/)....................      $1.000000       $1.208468       1,000.000
-------------------------------------------------------------------------------
  MFS Emerging Growth Series
   2000.........................      $2.210407       $1.755130     687,367.856
   1999.........................      $1.266452       $2.210407     185,758.204
   1998(/1/)....................      $1.000000       $1.266452       6,087.050

                        Return of Premium Death Benefit
                (Total Separate Account Annual Expenses: 1.25%)
                                continued . . .

                                                                    Number of
                                    Accumulation    Accumulation  Accumulation
                                    Unit Value at   Unit Value at   Units at
  Subaccount                      Beginning of Year  End of Year   End of Year
-------------------------------------------------------------------------------
  MFS Research Series
   2000.........................      $1.485750       $1.396271     395,991.161
   1999.........................      $1.212676       $1.485750      58,376.165
   1998(/1/)....................      $1.000000       $1.212676       1,000.000
-------------------------------------------------------------------------------
  MFS Total Return Series
   2000.........................      $1.095980       $1.255866     798,244.152
   1999.........................      $1.076484       $1.095980     349,475.124
   1998(/1/)....................      $1.000000       $1.076484      18,274.251
-------------------------------------------------------------------------------
  MFS Utilities Series
   2000.........................      $1.416577       $1.498031   2,030,250.363
   1999.........................      $1.096455       $1.416577     744,104.079
   1998(/1/)....................      $1.000000       $1.096455      35,198.960
-------------------------------------------------------------------------------
  Oppenheimer Capital
   Appreciation Fund/VA
   2000.........................      $1.767873       $1.742078     751,558.350
   1999.........................      $1.263592       $1.767873     104,929.282
   1998(/1/)....................      $1.000000       $1.263592      24,594.049
-------------------------------------------------------------------------------
  Oppenheimer Global Securities
   Fund/VA
   2000.........................      $1.880860       $1.952230     487,405.766
   1999.........................      $1.201594       $1.880860      19,735.145
   1998(/1/)....................      $1.000000       $1.201594       1,000.000
-------------------------------------------------------------------------------
  Oppenheimer High Income
   Fund/VA
   2000.........................      $1.058469       $1.006336     468,443.406
   1999.........................      $1.027647       $1.058469     189,255.301
   1998(/1/)....................      $1.000000       $1.027647       2,175.664
-------------------------------------------------------------------------------
  Oppenheimer Main Street Growth
   & Income Fund/VA
   2000.........................      $1.429320       $1.287837   1,956,632.404
   1999.........................      $1.189058       $1.429320     369,611.788
   1998(/1/)....................      $1.000000       $1.189058       7,214.278
-------------------------------------------------------------------------------
  Oppenheimer Strategic Bond
   Fund/VA
   2000.........................      $1.030527       $1.044650     368,237.871
   1999.........................      $1.014714       $1.030527     159,454.033
   1998(/1/)....................      $1.000000       $1.014714       1,739.591
-------------------------------------------------------------------------------
  Transamerica VIF Growth
   2000.........................      $1.000000       $0.831645      87,347.301
-------------------------------------------------------------------------------
  Fidelity--VIP Equity-Income
   2000.........................      $1.000000       $1.085356      78,077.977
-------------------------------------------------------------------------------
  Fidelity--VIP Growth
   2000.........................      $1.000000       $0.846237     320,649.928
-------------------------------------------------------------------------------
  Fidelity--VIP High Income
   2000.........................      $1.000000       $0.803114      50,130.446
-------------------------------------------------------------------------------
  Fidelity--VIP II Contrafund
   2000.........................      $1.000000       $0.923443     323,096.358
-------------------------------------------------------------------------------
  Fidelity--VIP II Investment
   Grade Bond
   2000.........................      $1.000000       $1.081570      66,740.904

                        Return of Premium Death Benefit
                (Total Separate Account Annual Expenses: 1.25%)
                                continued . . .

                                                                   Number of
                                    Accumulation    Accumulation  Accumulation
                                    Unit Value at   Unit Value at   Units at
  Subaccount                      Beginning of Year  End of Year  End of Year
------------------------------------------------------------------------------
  Fidelity - VIP III Growth &
   Income
   2000..........................     $1.000000       $0.980813    54,896.958
------------------------------------------------------------------------------
  Fidelity - VIP III Balanced
   2000..........................     $1.000000       $0.959092    20,596.787
------------------------------------------------------------------------------
  Fidelity - VIP III Mid Cap
   2000..........................     $1.000000       $1.115721   405,469.844

(/1/)Period from September 30, 1998 through December 31, 1998

The Nations High Yield Bond Subaccount, Nations International Value Subaccount, Nations Marsico Growth & Income Subaccount, Nations Marsico Focused Equities Subaccount, Nations Marsico International Opportunities Subaccount, Nations Marsico 21st Century Subaccount and the Nations MidCap Growth Subaccount had not commenced operations as of December 31, 2000, therefore comparable information is not available.

                                   APPENDIX B

                          HISTORICAL PERFORMANCE DATA

Standardized Performance Data

Transamerica may advertise historical yields and total returns for the subaccounts of the separate account. These figures are based on historical earnings and will be calculated according to guidelines from the SEC. They do not indicate future performance.

Dreyfus VIF--Money Market Subaccount. The yield of the Dreyfus VIF--Money Market Subaccount for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment under a policy in the subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Other Subaccounts. The yield of a subaccount of the separate account (other than the Dreyfus VIF--Money Market Subaccount) for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated each 30-day period over a 12-month period and is shown as a percentage of the investment.

The total return of a subaccount of the separate account refers to return quotations assuming an investment under a policy has been held in the subaccount for various periods of time including a period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5, and 10 years, respectively, the total return for these periods will be provided. The total return quotations for a subaccount will represent the average annual compounded rates of return that equate an initial investment of $1,000 in the subaccount to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided.

The yield and total return calculations for a subaccount do not reflect the effect of any premium taxes that may be applicable to a particular policy and they may not reflect the charges for any optional rider. The yield calculations also do not reflect the effect of any surrender charge that may be applicable to a particular policy. To the extent that any or all of a premium tax and/or surrender charge is applicable to a particular policy, or one or more riders are elected, the yield and/or total return of that policy will be reduced. For additional information regarding yields and total returns calculated using the standard formats briefly summarized above, please refer to the SAI, a copy of which may be obtained from the administrative and service office upon request.

Based on the method of calculation described in the SAI, the average annual total returns for periods from inception of the subaccounts to December 31, 2000, and for the one and five year periods ended December 31, 2000 are shown in Table 1 below. Total returns shown reflect deductions for the mortality and expense risk fee and the administrative charges. Performance figures may reflect the 1.25% mortality and expense risk fee for the 5% Annually Compounding Death Benefit and the Annual Step-Up Death Benefit or the 1.10% mortality and expense risk fee for the Return of Premium Death Benefit. Standard total return calculations will reflect the effect of surrender charges that may be applicable to a particular period.

                                TABLE 1--A
                     Standard Average Annual Total Returns

   (Assuming A Surrender Charge and No Family Income Protector or Beneficiary
                           Earnings Enhancement)
     5% Annually Compounding Death Benefit or Annual Step-Up Death Benefit

             (Total Separate Account Annual Expenses: 1.40%)

--------------------------------------------------------------------------------

                                                   Inception
                                 1 Year   5 Year    of the        Subaccount
                                 Ended    Ended   Subaccount      Inception
  Subaccount                    12/31/00 12/31/00 to 12/31/00        Date
--------------------------------------------------------------------------------
  Janus Global(/1/)...........  (23.82%)   N/A      23.80%    September 30, 1998
  Janus Growth................  (35.20%)   N/A      15.28%    September 30, 1998
  Van Kampen Emerging Growth..  (18.20%)   N/A      42.48%    September 30, 1998
  AIM V.I. Capital
   Appreciation Fund..........  (17.20%)   N/A      20.18%    September 30, 1998
  AIM V.I. Government
   Securities Fund............   3.80%     N/A       0.41%    September 30, 1998
  AIM V.I. Growth and Income
   Fund.......................  (20.84%)   N/A      14.92%    September 30, 1998
  AIM V.I. Value Fund.........  (20.93%)   N/A      13.36%    September 30, 1998
  Dreyfus Stock Index Fund--
   Initial Class..............  (15.57%)   N/A      10.24%    September 30, 1998
  Dreyfus VIF--Small Company
   Stock--Initial Class.......   2.20%     N/A      12.95%    September 30, 1998
  MFS Emerging Growth Series..  (25.88%)   N/A      27.10%    September 30, 1998
  MFS Research Series.........  (11.15%)   N/A      14.37%    September 30, 1998
  MFS Total Return Series.....   9.68%     N/A       8.88%    September 30, 1998
  MFS Utilities Series........   0.75%     N/A      18.16%    September 30, 1998
  Nations High Yield
   Bond(/2/)..................    N/A      N/A        N/A        May 1, 2001
  Nations International
   Value(/2/).................    N/A      N/A        N/A        May 1, 2001
  Nations Marsico Growth &
   Income(/2/)................    N/A      N/A        N/A        May 1, 2001
  Nations Marsico Focused
   Equities(/2/)..............    N/A      N/A        N/A        May 1, 2001
  Nations Marsico
   International
   Opportunities(/2/).........    N/A      N/A        N/A        May 1, 2001
  Nations Marsico 21st
   Century(/2/)...............    N/A      N/A        N/A        May 1, 2001
  Nations MidCap Growth(/2/)..    N/A      N/A        N/A        May 1, 2001
  Oppenheimer Capital
   Appreciation Fund/VA.......  (6.54%)    N/A      26.67%    September 30, 1998
  Oppenheimer Global
   Securities Fund/VA.........  (1.23%)    N/A      33.46%    September 30, 1998
  Oppenheimer High Income
   Fund/VA....................  (10.04%)   N/A      (1.86%)   September 30, 1998
  Oppenheimer Main Street
   Growth & Income Fund/VA....  (15.07%)   N/A      10.16%    September 30, 1998
  Oppenheimer Strategic Bond
   Fund/VA....................  (3.68%)    N/A      (0.12%)   September 30, 1998
  Transamerica VIF Growth.....    N/A      N/A     (24.72%)      May 1, 2000
  Fidelity--VIP Equity-
   Income--Service Class......    N/A      N/A       1.45%       May 1, 2000
  Fidelity--VIP Growth--
   Service Class 2............    N/A      N/A     (22.58%)      May 1, 2000
  Fidelity--VIP High Income--
   Service Class 2............    N/A      N/A     (27.04%)      May 1, 2000
  Fidelity--VIP II
   Contrafund(R)--Service
   Class 2....................    N/A      N/A     (13.88%)      May 1, 2000
  Fidelity--VIP II Investment
   Grade Bond--Service Class
   2..........................    N/A      N/A       1.32%       May 1, 2000
  Fidelity--VIP III Growth &
   Income--Service Class 2....    N/A      N/A      (7.89%)      May 1, 2000
  Fidelity--VIP III Balanced--
   Service Class 2............    N/A      N/A     (10.30%)      May 1, 2000
  Fidelity--VIP III Mid Cap--
   Service Class 2............    N/A      N/A       5.90%       May 1, 2000

                                TABLE 1--B
                     Standard Average Annual Total Returns
          (Assuming A Surrender Charge and No Family Income Protector

                   or Beneficiary Earnings Enhancement)
                        Return of Premium Death Benefit

              (Total Separate Account Annual Expenses: 1.25%)

---------------------------------------------------------------------------------
                                                   Inception
                               1 Year    5 Year     of the         Subaccount
                               Ended     Ended   Subaccount to     Inception
  Subaccount                  12/31/00  12/31/00   12/31/00           Date
---------------------------------------------------------------------------------
  Janus Global(/1/).........  (23.70%)    N/A       23.99%     September 30, 1998
  Janus Growth..............  (35.09%)    N/A       15.46%     September 30, 1998
  Van Kampen Emerging
   Growth...................  (18.07%)    N/A       42.70%     September 30, 1998
  AIM V.I. Capital
   Appreciation Fund........  (17.07%)    N/A       20.36%     September 30, 1998
  AIM V.I. Government
   Securities Fund..........    3.96%     N/A        0.56%     September 30, 1998
  AIM V.I. Growth and Income
   Fund.....................  (20.71%)    N/A       15.10%     September 30, 1998
  AIM V.I. Value Fund.......  (20.80%)    N/A       13.53%     September 30, 1998
  Dreyfus Stock Index Fund--
   Initial Class............  (15.44%)    N/A       10.41%     September 30, 1998
  Dreyfus VIF--Small Company
   Stock--
   Initial Class............    2.36%     N/A       13.13%     September 30, 1998
  MFS Emerging Growth
   Series...................  (25.76%)    N/A       27.30%     September 30, 1998
  MFS Research Series.......  (11.01%)    N/A       14.55%     September 30, 1998
  MFS Total Return Series...    9.85%     N/A        9.04%     September 30, 1998
  MFS Utilities Series......    0.90%     N/A       18.34%     September 30, 1998
  Nations High Yield
   Bond(/2/)................    N/A       N/A         N/A         May 1, 2001
  Nations International
   Value(/2/)...............    N/A       N/A         N/A         May 1, 2001
  Nations Marsico Growth &
   Income(/2/)..............    N/A       N/A         N/A         May 1, 2001
  Nations Marsico Focused
   Equities(/2/)............    N/A       N/A         N/A         May 1, 2001
  Nations Marsico
   International
   Opportunities(/2/).......    N/A       N/A         N/A         May 1, 2001
  Nations Marsico 21st
   Century(/2/).............    N/A       N/A         N/A         May 1, 2001
  Nations MidCap
   Growth(/2/)..............    N/A       N/A         N/A         May 1, 2001
  Oppenheimer Capital
   Appreciation Fund/VA.....   (6.39%)    N/A       26.86%     September 30, 1998
  Oppenheimer Global
   Securities Fund/VA.......   (1.07%)    N/A       33.66%     September 30, 1998
  Oppenheimer High Income
   Fund/VA..................   (9.90%)    N/A       (1.71%)    September 30, 1998
  Oppenheimer Main Street
   Growth & Income Fund/VA..  (14.93%)    N/A       10.33%     September 30, 1998
  Oppenheimer Strategic Bond
   Fund/VA..................   (3.53%)    N/A        0.04%     September 30, 1998
  Transamerica VIF Growth...    N/A       N/A       (24.64%)      May 1, 2000
  Fidelity--VIP Equity-
   Income--Service Class 2..    N/A       N/A        1.56%        May 1, 2000
  Fidelity--VIP Growth--
   Service Class 2..........    N/A       N/A       (22.50%)      May 1, 2000
  Fidelity--VIP High
   Income--Service Class 2..    N/A       N/A       (26.96%)      May 1, 2000
  Fidelity--VIP II
   Contrafund(R)--Service
   Class 2..................    N/A       N/A       (13.79%)      May 1, 2000
  Fidelity--VIP II
   Investment Grade Bond--
   Service Class 2..........    N/A       N/A        1.42%        May 1, 2000
  Fidelity--VIP III Growth &
   Income--Service Class 2..    N/A       N/A       (7.79%)       May 1, 2000
  Fidelity--VIP III
   Balanced--Service Class
   2........................    N/A       N/A       (10.20%)      May 1, 2000
  Fidelity--VIP III Mid
   Cap--Service Class 2.....    N/A       N/A        6.01%        May 1, 2000

(/1/) The Janus Global Subaccount is only available to owners that held an investment in this subaccount on September 1, 2000. However, if an owner surrenders all of his or her money from this subaccount after September 1, 2000, that owner may not reinvest in this subaccount.

(/2/) The Nations High Yield Bond Subaccount, Nations International Value
      Subaccount, Nations Marsico Growth & Income Subaccount, Nations Marsico Focused Equities Subaccount, Nations Marsico International Opportunities Subaccount, Nations Marsico 21st Century Subaccount and the Nations MidCap Growth Subaccount had not commenced operations as of December 31, 2000, therefore comparable information is not available.

Non-Standardized Performance Data

In addition to the standardized data discussed above, similar performance data for other periods may also be shown.

Transamerica may from time to time also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standardized performance data may assume that no surrender charge is applicable, and may also make other assumptions such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial surrenders or annuity payments.

All non-standardized performance data will be advertised only if the standardized performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the SAI.

The non-standardized average annual total return figures shown in Table 2 are based on the assumption that the policy is not surrendered, and therefore the surrender charge is not imposed. Also, Table 2 does not reflect the charge for any optional rider.

                                TABLE 2--A
                   Non-Standard Average Annual Total Returns

 (Assuming No Surrender Charge, Family Income Protector or Beneficiary Earnings
                               Enhancement)
     5% Annually Compounding Death Benefit or Annual Step-Up Death Benefit

              (Total Separate Account Annual Expenses: 1.40%)

--------------------------------------------------------------------------------
                                                   Inception
                                                     of the
                                  1 Year   5 Year  Subaccount     Subaccount
                                  Ended    Ended       to         Inception
  Subaccount                     12/31/00 12/31/00  12/31/00         Date
--------------------------------------------------------------------------------
  Janus Global(/1/)............  (18.68%)   N/A      24.94%   September 30, 1998
  Janus Growth.................  (29.92%)   N/A      16.66%   September 30, 1998
  Van Kampen Emerging Growth...  (13.13%)   N/A      43.15%   September 30, 1998
  AIM V.I. Capital Appreciation
   Fund........................  (12.14%)   N/A      21.41%   September 30, 1998
  AIM V.I. Government
   Securities Fund.............   8.61%     N/A      2.31%    September 30, 1998
  AIM V.I. Growth and Income
   Fund........................  (15.73%)   N/A      16.32%   September 30, 1998
  AIM V.I. Value Fund..........  (15.82%)   N/A      14.80%   September 30, 1998
  Dreyfus Stock Index Fund--
   Initial Class...............  (10.53%)   N/A      11.78%   September 30, 1998
  DreyfusVIF--Small Company
   Stock--Initial Class........   7.03%     N/A      14.41%   September 30, 1998
  MFS Emerging Growth Series...  (20.71%)   N/A      28.15%   September 30, 1998
  MFS Research Series..........  (6.16%)    N/A      15.79%   September 30, 1998
  MFS Total Return Series......   14.42%    N/A      10.47%   September 30, 1998
  MFS Utilities Series.........   5.59%     N/A      19.45%   September 30, 1998
  Nations High Yield Bond(/2/).    N/A      N/A       N/A        May 1, 2001
  Nations International
   Value(/2/)..................    N/A      N/A       N/A        May 1, 2001
  Nations Marsico Growth &
   Income(/2/).................    N/A      N/A       N/A        May 1, 2001
  Nations Marsico Focused
   Equities(/2/)...............    N/A      N/A       N/A        May 1, 2001
  Nations Marsico International
   Opportunities(/2/)..........    N/A      N/A       N/A        May 1, 2001
  Nations Marsico 21st
   Century(/2/)................    N/A      N/A       N/A        May 1, 2001
  Nations MidCap Growth(/2/)...    N/A      N/A       N/A        May 1, 2001
  Oppenheimer Capital
   Appreciation Fund/VA........  (1.60%)    N/A      27.72%   September 30, 1998
  Oppenheimer Global Securities
   Fund/VA.....................   3.64%     N/A      34.34%   September 30, 1998
  Oppenheimer High Income
   Fund/VA.....................  (5.06%)    N/A      0.13%    September 30, 1998
  Oppenheimer Main Street
   Growth & Income Fund/VA.....  (10.03%)   N/A      11.71%   September 30, 1998
  Oppenheimer Strategic Bond
   Fund/VA.....................   1.22%     N/A      1.80%    September 30, 1998
  Transamerica VIF Growth......    N/A      N/A     (16.92%)     May 1, 2000
  Fidelity--VIP Equity-Income--
   Service Class 2.............    N/A      N/A      8.43%       May 1, 2000
  Fidelity--VIP Growth--Service
   Class 2.....................    N/A      N/A     (15.46%)     May 1, 2000
  Fidelity--VIP High Income--
   Service Class 2.............    N/A      N/A     (19.77%)     May 1, 2000
  Fidelity--VIP II
   Contrafund(R)--Service Class
   2...........................    N/A      N/A     (7.75%)      May 1, 2000
  Fidelity--VIP II Investment
   Grade Bond--Service Class 2.    N/A      N/A      8.05%       May 1, 2000
  Fidelity--VIP III Growth &
   Income--Service Class 2.....    N/A      N/A     (2.02%)      May 1, 2000
  Fidelity--VIP III Balanced--
   Service Class 2.............    N/A      N/A     (4.18%)      May 1, 2000
  Fidelity--VIP III Mid Cap--
   Service Class 2.............    N/A      N/A      11.46%      May 1, 2000

                                TABLE 2--B
                   Non-Standard Average Annual Total Returns

 (Assuming No Surrender Charge, Family Income Protector or Beneficiary Earnings
                               Enhancement)
                        Return of Premium Death Benefit

              (Total Separate Account Annual Expenses: 1.25%)

--------------------------------------------------------------------------------
                                                   Inception
                                                     of the
                                  1 Year   5 Year  Subaccount
                                  Ended    Ended       to         Subaccount
  Subaccount                     12/31/00 12/31/00  12/31/00    Inception Date
--------------------------------------------------------------------------------
  Janus Global(/1/)............  (18.56%)   N/A      25.12%   September 30, 1998
  Janus Growth.................  (29.82%)   N/A      16.84%   September 30, 1998
  Van Kampen Emerging Growth...  (13.00%)   N/A      43.36%   September 30, 1998
  AIM V.I. Capital Appreciation
   Fund........................  (12.01%)   N/A      21.59%   September 30, 1998
  AIM V.I. Government
   Securities Fund.............   8.77%     N/A      2.46%    September 30, 1998
  AIM V.I. Growth and Income
   Fund........................  (15.61%)   N/A      16.49%   September 30, 1998
  AIM V.I. Value Fund..........  (15.70%)   N/A      14.97%   September 30, 1998
  Dreyfus Stock Index Fund--
   Initial Class...............  (10.40%)   N/A      11.95%   September 30, 1998
  DreyfusVIF--Small Company
   Stock--Initial Class........   7.19%     N/A      14.58%   September 30, 1998
  MFS Emerging Growth Series...  (20.60%)   N/A      28.34%   September 30, 1998
  MFS Research Series..........  (6.02%)    N/A      15.96%   September 30, 1998
  MFS Total Return Series......   14.59%    N/A      10.63%   September 30, 1998
  MFS Utilities Series.........   5.75%     N/A      19.63%   September 30, 1998
  Nations High Yield Bond(/2/).    N/A      N/A       N/A        May 1, 2001
  Nations International
   Value(/2/)..................    N/A      N/A       N/A        May 1, 2001
  Nations Marsico Growth &
   Income(/2/).................    N/A      N/A       N/A        May 1, 2001
  Nations Marsico Focused
   Equities(/2/)...............    N/A      N/A       N/A        May 1, 2001
  Nations Marsico International
   Opportunities(/2/)..........    N/A      N/A       N/A        May 1, 2001
  Nations Marsico 21st
   Century(/2/)................    N/A      N/A       N/A        May 1, 2001
  Nations MidCap Growth(/2/)...    N/A      N/A       N/A        May 1, 2001
  Oppenheimer Capital
   Appreciation Fund/VA........  (1.46%)    N/A      27.91%   September 30, 1998
  Oppenheimer Global Securities
   Fund/VA.....................   3.79%     N/A      34.54%   September 30, 1998
  Oppenheimer High Income
   Fund/VA.....................  (4.93%)    N/A      0.28%    September 30, 1998
  Oppenheimer Main Street
   Growth & Income Fund/VA.....  (9.90%)    N/A      11.87%   September 30, 1998
  Oppenheimer Strategic Bond
   Fund/VA.....................   1.37%     N/A      1.96%    September 30, 1998
  Transamerica VIF Growth......    N/A      N/A     (16.84%)     May 1, 2000
  Fidelity--VIP Equity-Income--
   Service Class 2.............    N/A      N/A      8.54%       May 1, 2000
  Fidelity--VIP Growth--Service
   Class 2.....................    N/A      N/A     (15.38%)     May 1, 2000
  Fidelity--VIP High Income--
   Service Class 2.............    N/A      N/A     (19.69%)     May 1, 2000
  Fidelity--VIP II
   Contrafund(R)--Service Class
   2...........................    N/A      N/A     (7.66%)      May 1, 2000
  Fidelity--VIP II Investment
   Grade Bond--
   Service Class 2.............    N/A      N/A      8.16%       May 1, 2000
  Fidelity--VIP III Growth &
   Income--
   Service Class 2.............    N/A      N/A     (1.92%)      May 1, 2000
  Fidelity--VIP III Balanced--
   Service Class 2.............    N/A      N/A     (4.09%)      May 1, 2000
  Fidelity--VIP III Mid Cap--
   Service Class 2.............    N/A      N/A      11.57%      May 1, 2000

(/1/)The Janus Global Subaccount is only available to owners that held an investment in this subaccount on September 1, 2000. However, if an owner surrenders all of his or her money from this subaccount after September 1, 2000, that owner may not reinvest in this subaccount.

(/2/)The Nations High Yield Bond Subaccount, Nations International Value
     Subaccount, Nations Marsico Growth & Income Subaccount, Nations Marsico Focused Equities Subaccount, Nations Marsico International Opportunities Subaccount, Nations Marsico 21st Century Subaccount and the Nations MidCap Growth Subaccount had not commenced operations as of December 31, 2000, therefore comparable information is not available.

Adjusted Historical Performance Data. The following performance data is historic performance data for the underlying portfolios since their inception reduced by some or all of the fees and charges under the policy. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts. This data is designed to show the performance that would have resulted if the policy had been in existence during that time, based on the performance of the applicable portfolio and the assumption that the applicable subaccount was in existence for the same period as the portfolio with a level of charges equal to those currently assessed under the policies. This data does not indicate future performance.

For instance, as shown in Table 3, Transamerica may disclose average annual total returns for the portfolios reduced by some or all fees and charges under the policy, as if the policy had been in existence since the inception of the portfolio. Such fees and charges include the mortality and expense risk fee, administrative charge and surrender charges. Table 3 assumes that the policy is not surrendered, and therefore the surrender charge is not deducted. Also, Table 3 does not reflect the charge for any optional rider.

The following information is also based on the method of calculation described in the SAI. The adjusted historical average annual total returns for periods ended December 31, 2000, were as follows:

                                   TABLE 3--A
      Hypothetical (Adjusted Historical) Average Annual Total Returns (1)

 (Assuming No Surrender Charge, Family Income Protector or Beneficiary Earnings
                               Enhancement)
     5% Annually Compounding Death Benefit or Annual Step-Up Death Benefit

              (Total Separate Account Annual Expenses: 1.40%)

--------------------------------------------------------------------------------
                                                     10 Year    Corresponding
                                                       or         Portfolio
  Portfolio                         1 Year  5 Year  Inception   Inception Date
--------------------------------------------------------------------------------
  Janus Global(/2/)..............  (18.68%) 21.02%   19.48%    December 3, 1992
  Janus Growth...................  (29.92%) 19.28%   17.85%    October 2, 1986
  Van Kampen Emerging Growth.....  (13.13%) 27.30%   24.15%     March 1, 1993
  AIM V.I. Capital Appreciation
   Fund..........................  (12.14%) 13.86%   15.74%      May 5, 1993
  AIM V.I. Government Securities
   Fund..........................   8.61%    3.85%    3.91%      May 5, 1993
  AIM V.I. Growth and Income
   Fund..........................  (15.73%) 15.56%   16.02%      May 2, 1994
  AIM V.I. Value Fund............  (15.82%) 14.27%   15.70%      May 5, 1993
  Dreyfus Stock Index Fund--
   Initial Class.................  (10.53%) 16.35%   15.35%+  September 29, 1989
  Dreyfus VIF--Small Company
   Stock Portfolio--
   Initial Class.................   7.03%     N/A     7.47%      May 1, 1996
  MFS Emerging Growth Series.....  (20.71%) 20.46%   22.06%     July 24, 1995
  MFS Research Series............  (6.16%)  14.86%   15.58%     July 26, 1995
  MFS Total Return Series........   14.42%  11.70%   13.91%    January 3, 1995
  MFS Utilities Series...........   5.59%   19.22%   21.29%    January 3, 1995
  Nations High Yield Bond........    N/A      N/A    (5.99%)     July 6, 2000
  Nations International Value....    N/A      N/A    (6.00%)     July 6, 2000
  Nations Marsico Growth &
   Income........................  (13.66%)   N/A    18.28%     March 26, 1998
  Nations Marsico Focused
   Equities......................  (17.01%)   N/A    18.93%     March 26, 1998
  Nations Marsico International
   Opportunities.................  (15.03%)   N/A     7.55%     March 26, 1998
  Nations Marsico 21st Century...  (28.22%)   N/A    (6.99%)    March 26, 1998
  Nations MidCap Growth..........    N/A      N/A      N/A       May 1, 2001
  Oppenheimer Capital
   Appreciation Fund/VA..........  (1.60%)  21.00%   17.81%+    April 3, 1985
  Oppenheimer Global Securities
   Fund/VA.......................   3.64%   20.65%   14.16%+  November 12, 1990
  Oppenheimer High Income
   Fund/VA.......................  (5.06%)   3.97%   10.18%+    April 30, 1986
  Oppenheimer Main Street Growth
   & Income Fund/VA..............  (10.03%) 13.74%   16.99%      July 5, 1995
  Oppenheimer Strategic Bond
   Fund/VA.......................   1.22%    4.30%    4.25%      May 3, 1993
  Transamerica VIF Growth
   Portfolio.....................  (10.93%) 25.53%   25.23%+  February 26, 1969
  Fidelity--VIP Equity-Income
   Portfolio--Service Class 2....   6.64%   11.84%   15.68%+   October 9, 1986
  Fidelity--VIP Growth
   Portfolio--Service Class 2....  (13.83%) 17.20%   18.16%+   October 9, 1986
  Fidelity--VIP High Income
   Portfolio--Service Class 2....  (23.94%) (0.06%)  8.27%+   September 19, 1985
  Fidelity--VIP II Contrafund(R)
   Portfolio--Service Class 2....  (8.12%)  16.10%   19.48%    January 3, 1995
  Fidelity--VIP II Investment
   Grade Bond Portfolio-- Service
   Class 2.......................   9.16%    4.58%    6.14%    December 5, 1988
  Fidelity--VIP III Growth &
   Income Portfolio--Service
   Class 2.......................  (5.15%)    N/A    13.37%   December 31, 1996
  Fidelity--VIP III Balanced
   Portfolio--Service Class 2....  (5.83%)   7.97%    8.69%    January 3, 1995
  Fidelity--VIP III Mid Cap
   Portfolio--Service Class 2....   31.52%    N/A    40.88%   December 28, 1998
--------------------------------------------------------------------------------

+Ten Year Date

                                   TABLE 3--B
      Hypothetical (Adjusted Historical) Average Annual Total Returns (1) (Assuming No Surrender Charge, Family Income Protector or Beneficiary Earnings
                                  Enhancement)
                        Return of Premium Death Benefit
                (Total Separate Account Annual Expenses: 1.25%)

--------------------------------------------------------------------------------
                                                                Corresponding
                                                   10 Year        Portfolio
  Portfolio                       1 Year  5 Year or Inception   Inception Date
--------------------------------------------------------------------------------
  Janus Global(/2/)............  (18.56%) 21.20%    19.65%     December 3, 1992
  Janus Growth.................  (29.82%) 19.46%   18.03%+     October 2, 1986
  Van Kampen Emerging Growth...  (13.00%) 27.49%    24.33%      March 1, 1993
  AIM V.I. Capital Appreciation
   Fund........................  (12.01%) 14.03%    15.91%       May 5, 1993
  AIM V.I. Government
   Securities Fund.............   8.77%   4.01%     4.06%        May 5, 1993
  AIM V.I. Growth and Income
   Fund........................  (15.61%) 15.73%    16.20%       May 2, 1994
  AIM V.I. Value Fund..........  (15.70%) 14.44%    15.87%       May 5, 1993
  Dreyfus Stock Index Fund--
   Initial Class...............  (10.40%) 16.53%   15.53%+    September 29, 1989
  DreyfusVIF--Small Company
   Stock Portfolio--Initial
   Class.......................    7.19%   N/A      7.63%        May 1, 1996
  MFS Emerging Growth Series...  (20.60%) 20.64%    22.25%      July 24, 1995
  MFS Research Series..........  (6.02%)  15.03%    15.75%      July 26, 1995
  MFS Total Return Series......   14.59%  11.87%    14.08%     January 3, 1995
  MFS Utilities Series.........   5.75%   19.39%    21.47%     January 3, 1995
  Nations High Yield Bond......    N/A     N/A     (5.92%)       July 6, 2000
  Nations International Value..    N/A     N/A     (5.93%)       July 6, 2000
  Nations Marsico Growth &
   Income......................  (13.53%)  N/A      18.46%      March 26, 1998
  Nations Marsico Focused
   Equities....................  (16.88%)  N/A      19.11%      March 26, 1998
  Nations Marsico International
   Opportunities...............  (14.90%)  N/A      7.71%       March 26, 1998
  Nations Marsico 21st Century.  (28.11%)  N/A     (6.85%)      March 26, 1998
  Nations MidCap Growth........    N/A     N/A       N/A         May 1, 2001
  Oppenheimer Capital
   Appreciation Fund/VA........  (1.46%)  21.18%   17.98%+      April 3, 1985
  Oppenheimer Global Securities
   Fund/VA.....................    3.79%  20.83%   14.33%+    November 12, 1990
  Oppenheimer High Income
   Fund/VA.....................  (4.93%)  4.12%    10.34%+      April 30, 1986
  Oppenheimer Main Street
   Growth & Income Fund/VA.....  (9.90%)  13.91%    17.16%       July 5, 1995
  Oppenheimer Strategic Bond
   Fund/VA.....................   1.37%   4.45%     4.41%        May 3, 1993
  Transamerica VIF Growth
   Portfolio...................  (10.80%) 25.71%   25.41%+    February 26, 1969
  Fidelity--VIP Equity-Income
   Portfolio--
   Service Class 2.............   6.80%   12.01%   15.86%+     October 9, 1986
  Fidelity--VIP Growth
   Portfolio--Service Class 2..  (13.70%) 17.38%   18.33%+     October 9, 1986
  Fidelity--VIP High Income
   Portfolio--
   Service Class 2.............  (23.82%) 0.09%     8.43%+    September 19, 1985
  Fidelity--VIP II
   Contrafund(R) Portfolio--
   Service Class 2.............  (7.98%)  16.28%    19.66%     January 3, 1995
  Fidelity--VIP II Investment
   Grade Bond Portfolio--
   Service Class 2.............   9.32%   4.74%     6.30%+     December 5, 1988
  Fidelity--VIP III Growth &
   Income Portfolio--Service
   Class 2.....................  (5.00%)   N/A      13.54%    December 31, 1996
  Fidelity--VIP III Balanced
   Portfolio--
   Service Class 2.............  (5.69%)  8.13%     8.85%      January 3, 1995
  Fidelity--VIP III Mid Cap
   Portfolio--
   Service Class 2.............   31.71%   N/A      41.08%    December 28, 1998
--------------------------------------------------------------------------------

 +Ten Year Date

(/1/The)calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance which would have resulted if the subaccount had been in existence since the inception of the portfolio.

(/2/The)Janus Global portfolio is only available to owners that held an investment in this subaccount on September 1, 2000. However, if an owner surrenders all of his or her money from this portfolio after September 1, 2000, that owner may not reinvest in this portfolio.

                       RETIREMENT INCOME BUILDER II

                             VARIABLE ANNUITY

                                   Issued by

                    TRANSAMERICA LIFE INSURANCE COMPANY

                   (formerly PFL Life Insurance Company)

                       Supplement Dated May 1, 2001
                                     to the

                       Prospectus dated May 1, 2001

For New Jersey policies, the optional family income protector is as described in this supplement and not as described in the prospectus.

Family Income Protector

The optional "family income protector" rider can be used to provide you a certain level of income in the future by guaranteeing a minimum annuitization value (discussed below). You may elect to purchase this benefit, which provides a minimum amount you will have to apply to a family income protector payment option and which guarantees a minimum level of those payments once you begin to receive them. By electing this benefit, you can participate in the gains of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options. The family income protector rider will not be issued if you are 85 years old or older.

You can annuitize under the family income protector (subject to the conditions described below) at the greater of the policy value or the minimum annuitization value (subject to any applicable adjustment).

Minimum Annuitization Value. If the family income protector is added when you purchase the policy or in the first policy year, the minimum annuitization value on the rider date (i.e., the date the rider is added to the policy) is the total premium payments. If the family income protector is added after the first policy year, the minimum annuitization value on the rider date is the policy value.

 After the rider date, the minimum annuitization value is:
 .  the minimum annuitization value on the rider date; plus
 .  any additional premium payments; minus
 .  an adjustment for any withdrawals made after the rider date;
 . the result of which is accumulated at the annual growth rate; minus . any premium taxes.

Please note that if you annuitize using the family income protector on any date other than a rider anniversary, there may be a downward adjustment to your minimum annuitization value. See "Minimum Annuitization Value Adjustment" below.

The annual growth rate is 6% per year. Withdrawals may reduce the minimum annuitization value on a basis greater than dollar-for-dollar. See the SAI for more information. In addition to the immediate reduction in the minimum annuitization value due to the withdrawal, the same withdrawal, if taken in the rider year that you annuitize using the family income protector, may also result in a negative minimum annuitization value adjustment. See "Minimum Annuitization Value Adjustment" below.

The minimum annuitization value may only be used to annuitize using the family income protector payment options and may not be used with any of the other annuity payment options listed in the prospectus. The family income protector payment options are:
 .  Life Income--An election may be made for "No Period Certain" or "10 Years
   Certain". In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.
 . Joint and Full Survivor--An election may be made for "No Period Certain" or "10 Years Certain". Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

Note Carefully:

IF:

 . You choose Life Income with No Period Certain or Joint and Full Survivor with No Period Certain; and

 . The annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

 .  We will make only one (two, three, etc.) annuity payments.

Please note that if you annuitize using the family income protector before the 10th rider anniversary, the payments will be calculated with an annuity factor age adjustment. See "Annuity Factor Age Adjustment" below.

Minimum Annuitization Value Adjustment. If you annuitize under the family income protector on any date other than a rider anniversary, the minimum annuitization value will be adjusted downward if your policy value has decreased since the last rider anniversary (or the rider date for annuitizations within the first rider year). The adjusted minimum annuitization value will equal:
 .  the policy value on the date you annuitize; plus
 .  the minimum annuitization value on the most recent rider anniversary (or the rider date for annuitizations within the first rider year); minus
 . the policy value on the most recent rider anniversary (or the rider date for annuitizations within the first rider year).

The minimum annuitization value will not be adjusted if:
 .   you annuitize on a rider anniversary; or
 . your policy value has increased since the last rider anniversary (or the rider date for annuitizations within the first rider year).

Annuity Factor Age Adjustment. If you annuitize using the family income protector before the 10th rider anniversary, the first payment will be calculated with an annuity factor age adjustment which subtracts up to 10 years from your age resulting in all payments being lower than if an annuity factor age adjustment was not used. See the SAI for information concerning the calculation of the initial payment. The age adjustment is as follows:

   Number
     of
   Years
   Since
    the        Age Adjustment:
   Rider       Number of Years
    Date   Subtracted from Your Age
 ----------------------------------
    0-1               10
 ----------------------------------
    1-2                9
 ----------------------------------
    2-3                8
 ----------------------------------
    3-4                7
 ----------------------------------
    4-5                6
 ----------------------------------
    5-6                5
 ----------------------------------
    6-7                4
 ----------------------------------
    7-8                3
 ----------------------------------
    8-9                2
 ----------------------------------
    9-10               1
 ----------------------------------
    >10                0
 ----------------------------------

Please note that the minimum annuitization value is used solely to calculate the family income protector annuity payments. The family income protector does not establish or guarantee policy value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial factors, the level of lifetime income that it guarantees may be less than the level that would be provided by application of the policy value at otherwise applicable adjusted annuity factors. Therefore, the family income protector should be regarded as a safety net. The costs of annuitizing under the family income protector include the guaranteed payment fee, and also the lower payout levels inherent in the annuity tables used for those minimum payouts (which may also include an annuity factor age adjustment). These costs should be balanced against the benefits of a minimum payout level.

In addition to the annual growth rate, other benefits and fees under the rider (the rider fee, the fee waiver threshold, guaranteed payment fee, and the annuity factor age adjustment) are also guaranteed not to change after the rider is added. However, all of these benefit specifications may change if you elect to upgrade the minimum annuitization value.

Minimum Annuitization Value Upgrade. You can upgrade your minimum annuitization value to the policy value at any time before your 95th birthday.

If you upgrade:
 .  the current rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees; and . the new rider's specified benefits and fees may not be as advantageous as before.

It generally will not be to your advantage to upgrade unless your policy value exceeds your minimum annuitization value at that time.

Conditions of Exercise of the Family Income Protector. You can annuitize using the family income protector at any time before your 95th birthday. For your convenience, we will put the last date to annuitize using the family income protector on page one of the rider.

Note Carefully:
 . If you annuitize at any time other than a rider anniversary, there may be a negative adjustment to your minimum annuitization value. See "Minimum Annuitization Value Adjustment."
 .  If you annuitize before the 10th rider anniversary there will be an annuity factor age adjustment. See "Annuity Factor Age Adjustment."
 . If you take a withdrawal during the rider year that you annuitize, your minimum annuitization value will be reduced to reflect the withdrawal and will likely be subject to a negative minimum annuitization value adjustment.

Guaranteed Minimum Stabilized Payments. Annuity payments under the family income protector are guaranteed to never be less than the initial payment. See the SAI for information concerning the calculation of the initial payment. The payments will also be "stabilized" or held constant during each rider year.

During the first rider year after annuitizing using the family income protector, each stabilized payment will equal the initial payment. On each rider anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for that rider year. The stabilized payment on each rider anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options. See the SAI for additional information concerning stabilized payments.

Family Income Protector Rider Fee. A rider fee, currently 0.35% of the minimum annuitization value on the rider anniversary, is charged annually prior to annuitization. We will also charge this fee upon termination. The rider fee is deducted from each variable investment option in proportion to the amount of policy value in each subaccount.

The rider fee on any given rider anniversary will be waived if the policy value exceeds the fee waiver threshold. The fee waiver threshold currently is two times the minimum annuitization value. PFL may, at its discretion, change the fee waiver threshold in the future, but it will never be greater than two and one-half times the minimum annuitization value.

Guaranteed Payment Fee. A guaranteed payment fee, currently equal to an effective annual rate of 1.25% of the daily net asset value in the separate account, is reflected in the amount of the variable payments you receive if you annuitize under the family income protector rider.

Termination. The family income protector will terminate upon the earliest of the following:
 .  the date we receive written notice from you requesting termination of the family income protector;
 . annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the minimum annuitization value under the family income protector);
 .  upgrade of the minimum annuitization value (although a new rider will be issued);
 .  termination of your policy; or
 . 30 days after the last date to elect the benefit as shown on page 1 of the rider.

                       STATEMENT OF ADDITIONAL INFORMATION

                          RETIREMENT INCOME BUILDER II
                                VARIABLE ANNUITY

                                 Issued through
                   RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT
           (FORMERLY PFL RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT)

                                   Offered by
                       TRANSAMERICA LIFE INSURANCE COMPANY
                      (FORMERLY PFL LIFE INSURANCE COMPANY)

                            4333 Edgewood Road, N.E.
                          Cedar Rapids, Iowa 52499-0001

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Retirement Income Builder II Variable Annuity offered by Transamerica Life Insurance Company ("Transamerica"). You may obtain a copy of the prospectus dated May 1, 2001, by calling 1-800-525-6205, or by writing to the administrative and service office, Financial Markets Division-Variable Annuity Dept., 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectus for the policy and the underlying fund portfolios.


Dated: May 1, 2001

                                TABLE OF CONTENTS

                                                                           Page
                                                                           ----

GLOSSARY OF TERMS.........................................................    3
THE POLICY--GENERAL PROVISIONS............................................    5
     Owner................................................................    5
     Entire Policy........................................................    5
     Misstatement of Age or Sex...........................................    6
     Addition, Deletion or Substitution of Investments....................    6
     Excess Interest Adjustment...........................................    9
     Reallocation of Annuity Units After the Annuity Commencement Date....    9
     Annuity Payment Options..............................................   10
     Death Benefit........................................................   12
     Death of Owner.......................................................   12
     Assignment...........................................................   12
     Evidence of Survival.................................................   12
     Non-Participating....................................................   13
     Amendments...........................................................   13
     Employee and Agent Purchases.........................................   13
CERTAIN FEDERAL INCOME TAX CONSEQUENCES...................................   13
     Tax Status of the Policy.............................................   16
     Taxation of Transamerica.............................................   16
INVESTMENT EXPERIENCE.....................................................   16
     Accumulation Units...................................................   18
     Annuity Unit Value and Annuity Payment Rates.........................   19
FAMILY INCOME PROTECTOR--ADDITIONAL INFORMATION...........................   21
BENEFICIARY EARNINGS ENHANCEMENT RIDER--ADDITIONAL INFORMATION............   22
HISTORICAL PERFORMANCE DATA...............................................   22
     Money Market Yields..................................................   23
     Other Subaccount Yields..............................................   24
     Total Returns........................................................   24
     Other Performance Data...............................................   24
     Adjusted Historical Performance Data.................................   24
PUBLISHED RATINGS.........................................................   25
STATE REGULATION OF TRANSAMERICA..........................................   25
ADMINISTRATION............................................................   25
RECORDS AND REPORTS.......................................................   25
DISTRIBUTION OF THE POLICIES..............................................   25
VOTING RIGHTS.............................................................   26
OTHER PRODUCTS............................................................   26
CUSTODY OF ASSETS.........................................................   26
LEGAL MATTERS.............................................................   26
INDEPENDENT AUDITORS......................................................   26
OTHER INFORMATION.........................................................   26
FINANCIAL STATEMENTS......................................................   26

                                GLOSSARY OF TERMS

Accumulation Unit--An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value--An amount equal to the policy value increased or decreased by any excess interest adjustments applied at the time of surrender or on the annuity commencement date.

Administrative and Service Office--Financial Markets Division, Variable Annuity Department, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Annuitant--The person during whose life any annuity payments involving life contingencies will continue.

Annuity Commencement Date--The date upon which annuity payments are to commence. The annuity commencement date may not be later than the last day of the policy month starting after the annuitant attains age 85, except as expressly allowed by Transamerica. In no event will this date be later than the last day of the policy month following the month in which the annuitant attains age 95. The annuity commencement date may be required to be earlier for qualified policies.

Annuity Payment Option--A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit--An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Application--A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Beneficiary--The person who has the right to the death benefit set forth in the policy.

Business Day--A day when the New York Stock Exchange is open for business.

Cash Value--The adjusted policy value less any applicable surrender charge and less any rider fees (imposed upon surrender).

Code--The Internal Revenue Code of 1986, as amended.

Cumulative Free Percentage--The percentage (as applied to the policy value) which is available free of any surrender charge.

Excess Interest Adjustment ("EIA")--A positive or negative adjustment to amounts withdrawn upon partial or full surrenders from the fixed account guaranteed period options, or to amounts applied to annuity payment options. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Excess Partial Surrender--The portion of a partial surrender (surrender) that exceeds the cumulative free percentage.

Fixed Account--One or more investment choices under the policy that are part of Transamerica's general assets and are not in the separate account.

Guaranteed Period Options--The various guaranteed interest rate periods of the fixed account which Transamerica may be offer and into which premium payments may be paid or amounts transferred.

Nonqualified Policy--A policy other than a qualified policy.

Owner--The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner or a successor owner in the information that we require to issue a policy.

Policy Value--On or before the annuity commencement date, the policy value is equal to the owner's:
 .    premium payments; minus

 .    partial surrenders (including the net effect of any applicable excess interest adjustments and/or surrender charges on such surrenders); plus

 .    interest credited in the fixed account; plus or minus
 .    accumulated gains or losses in the separate account; minus
 .    service charges, rider fees, premium taxes, and transfer fees, if any.

Policy Year--A policy year begins on the policy date in which the policy becomes effective and on each anniversary thereof.

Premium Payment--An amount paid to Transamerica by the owner or on the owner's behalf as consideration for the benefits provided by the policy.

Qualified Policy--A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account--The Retirement Income Builder II Variable Annuity division of the Retirement Builder Variable Annuity Account (formerly PFL Retirement Builder Variable Annuity Account), a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"), to which premium payments under the policies may be allocated.

Service Charge--There is an annual service charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $30, but in no event will this charge be more than 2% of the policy value.

Subaccount--A subdivision within the separate account, the assets of which are invested in a specified portfolio of the underlying funds.

Successor Owner--A person appointed by the owner to succeed to ownership of the policy in the event of the death of the owner who is not the annuitant before the annuity commencement date.

Surrender Charge--The applicable contingent deferred sales charge, assessed on certain full surrenders or partial surrenders of premium payments to cover expenses relating to the sale of the policies.

Valuation Period--The period of time from one determination of accumulation unit and annuity unit values to the next subsequent determination of values. Such determinations shall be made on each business day.

Variable Annuity Payment(s)--Payment(s) made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice--Written notice, signed by the owner, that gives Transamerica the information it requires and is received at the administrative and service office. For some transactions, Transamerica may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements Transamerica establishes for such notices.

In order to supplement the description in the prospectus, the following provides additional information about Transamerica and the policy, which may be of interest to a prospective purchaser.

                         THE POLICY--GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an application and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with Transamerica's consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of the owner's spouse in a community or marital property state.

Unless Transamerica has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

A successor owner can be named in the application or in a written notice. The successor owner will become the new owner upon your death, if you predecease the annuitant. If no successor owner survives the owner and the owner predeceases the annuitant, your estate will become the owner.

Note carefully. If the owner does not name a contingent owner, the owner's estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless Transamerica has received written notice of the trust as a successor owner signed prior to the owner's death, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent owner is named in a written notice received by Transamerica.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner or successor owner, the change will not be effective until it is recorded in our records. Once recorded it will take effect as of the date the owner signs the written notice, subject to any payment Transamerica has made or action Transamerica has taken before recording the change. Changing the owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

If ownership is transferred (except to the owner's spouse) because the owner dies before the annuitant, the adjusted policy value generally must be distributed to the successor owner within five years of the owner's death, or if the first payment begins within one year of the owner's death, payments must be made for a period certain which does not exceed that successor owner's life expectancy.

Entire Policy

The policy, any endorsements thereon, the application, and information provided in lieu thereof, constitute the entire contract between Transamerica and the owner. All statements in the application are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the application or information provided in lieu thereof.

Misstatement of Age or Sex

If the age or sex of the annuitant has been misstated, Transamerica will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by Transamerica shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by Transamerica due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant may be established at any time by the submission of proof satisfactory to Transamerica.

Addition, Deletion, or Substitution of Investments

Transamerica cannot and does not guarantee that any of the subaccounts or portfolios will always be available for premium payments, allocations, or transfers. Transamerica retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. Transamerica reserves the right to eliminate the shares of any portfolio held by a subaccount and/or to substitute shares of another portfolio of the underlying funds, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in Transamerica's judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, substitutions of shares attributable to an owner's interest in a subaccount will not be made without prior notice to the owner and the prior approval of the Securities and Exchange Commission (SEC). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from effecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in the sole discretion of Transamerica, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Transamerica. Each additional subaccount will purchase shares in a underlying fund portfolio or other investment vehicle. Transamerica may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Transamerica will notify owners and request a reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by the owner, Transamerica will reinvest the amounts invested in the eliminated subaccount in the subaccount that invests in the Dreyfus VIF - Money Market Portfolio (or in a similar portfolio of money market instruments) or in another subaccount, if appropriate.

In the event of any such substitution or change, Transamerica may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts. To the extent permitted by applicable law, Transamerica also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying funds, or substitute a new fund for an existing fund.

Excess Interest Adjustment

Money that you withdraw from (or apply to an annuity payment option from) a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a surrender, if interest rates Transamerica sets have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the amount paid into it, less any prior partial surrenders and transfers from that guaranteed period option, plus interest at the policy's minimum guaranteed effective annual interest rate of 3%. This is referred to as the excess interest adjustment floor.

The formula which will be used to determine the excess interest adjustment is:

                                 S*(G-C)* (M/12)

S  = Gross amount being withdrawn that is subject to the excess interest adjustment.
G  = Guaranteed interest rate applicable to S.
C = Current Guaranteed Interest Rate then being offered on new premium payments for the next longer guaranteed period than "M". If this policy form or such a guaranteed period is no longer offered, "C" will be the U.S. Treasury rate for the next longer maturity (in whole years) than "M" on the 25th day of the previous calendar month, plus up to 2%.
M  = Number of months remaining in the current guaranteed period, rounded up to the next higher whole number of months.
*  = multiplication
/\ = exponentiation

                                         Example 1 (Full Surrender, rates increase by 3%):

-----------------------------------------------------------------------------------------------------------------------------
Single premium:                                                     $50,000
-----------------------------------------------------------------------------------------------------------------------------
Guarantee period:                                                   5 Years
-----------------------------------------------------------------------------------------------------------------------------
Guarantee rate:                                                     5.50% per annum
-----------------------------------------------------------------------------------------------------------------------------
Full surrender:                                                     middle of contract year 3
-----------------------------------------------------------------------------------------------------------------------------
Policy value at middle of contract year 3                           = 50,000* (1.055) /\2.5 = 57,161.18
-----------------------------------------------------------------------------------------------------------------------------
Surrender charge free amount at middle of policy year 3             = 57,161.18* .30 = 17,148.35
-----------------------------------------------------------------------------------------------------------------------------
Excess interest adjustment free amount at middle of policy year 3   = 57,161.18 - 50,000 = 7,161.18
-----------------------------------------------------------------------------------------------------------------------------
Amount subject to excess interest adjustment                        = 57,161.18 - 7,161.18 = 50,000.00
-----------------------------------------------------------------------------------------------------------------------------
Excess interest adjustment floor                                    = 50,000* (1.03) /\2.5 = 53,834.80
-----------------------------------------------------------------------------------------------------------------------------
Excess interest adjustment
-----------------------------------------------------------------------------------------------------------------------------
G  = .055
-----------------------------------------------------------------------------------------------------------------------------
C  = .085
-----------------------------------------------------------------------------------------------------------------------------
M  = 30
-----------------------------------------------------------------------------------------------------------------------------
Excess interest adjustment                                          = S* (G-C)* (M/12)
-----------------------------------------------------------------------------------------------------------------------------
                                                                    = 50,000.00* (.055 - .085)* (30/12)
-----------------------------------------------------------------------------------------------------------------------------
                                                                    = -3,750.00, but excess interest adjustment
                                                                    cannot cause the adjusted policy value to fall
                                                                    below the excess interest adjustment floor, so the
                                                                    adjustment is limited to 53,834.80 - 57,161.18 =
                                                                    -3,326.38
-----------------------------------------------------------------------------------------------------------------------------
Adjusted policy value                                               = policy value + excess interest adjustment
                                                                    = 57,161.18 - 3,326.38 = 53,834.80
-----------------------------------------------------------------------------------------------------------------------------
Surrender charge                                                    = (50,000 - 17,148.35)* .06 = 1,971.10
-----------------------------------------------------------------------------------------------------------------------------
Cash value at middle of policy year 3                               = policy value + excess interest adjustment - surrender
                                                                    charge
-----------------------------------------------------------------------------------------------------------------------------
                                                                    = 57,161.18 - 3,326.38 - 1,971.10
-----------------------------------------------------------------------------------------------------------------------------
                                                                    = 51,863.70
-----------------------------------------------------------------------------------------------------------------------------

                                         Example 2 (Full Surrender, rates decrease by 1%):

-----------------------------------------------------------------------------------------------------------------------------
Single premium:                                                     $50,000
-----------------------------------------------------------------------------------------------------------------------------
Guarantee period:                                                   5 Years
-----------------------------------------------------------------------------------------------------------------------------
Guarantee rate:                                                     5.50% per annum
-----------------------------------------------------------------------------------------------------------------------------
Full surrender:                                                     middle of contract year 3
-----------------------------------------------------------------------------------------------------------------------------
Policy value at middle of policy year 3                             = 50,000* (1.055) /\2.5 = 57,161.18
-----------------------------------------------------------------------------------------------------------------------------
Surrender charge free amount at middle of policy year 3             = 57,161.18* .30 = 17,148.35
-----------------------------------------------------------------------------------------------------------------------------
Excess interest adjustment free amount at middle of policy year 3   = 57,161.18 - 50,000 = 7,161.18
-----------------------------------------------------------------------------------------------------------------------------
Amount subject to excess interest adjustment                        = 57,161.18 - 7,161.18 = 50,000.00
-----------------------------------------------------------------------------------------------------------------------------
Excess interest adjustment floor                                    = 50,000* (1.03) /\2.5 = 53,834.80
-----------------------------------------------------------------------------------------------------------------------------
Excess interest adjustment
-----------------------------------------------------------------------------------------------------------------------------
G  = .055
-----------------------------------------------------------------------------------------------------------------------------
C  = .045
-----------------------------------------------------------------------------------------------------------------------------
M  = 30
-----------------------------------------------------------------------------------------------------------------------------
Excess interest adjustment                                          = S* (G - C)* (M/12)
-----------------------------------------------------------------------------------------------------------------------------
                                                                    = 50,000* (.055 - .045)* (30/12)
-----------------------------------------------------------------------------------------------------------------------------
                                                                    = 1,250.00
-----------------------------------------------------------------------------------------------------------------------------
Adjusted policy value                                               = policy value + excess interest adjustment
-----------------------------------------------------------------------------------------------------------------------------
                                                                    = 57,161.18 + 1,250.00 = 58,411.18
-----------------------------------------------------------------------------------------------------------------------------
Surrender charge                                                    = (50,000 - 17,148.35)* .06 = 1,971.10
-----------------------------------------------------------------------------------------------------------------------------
Cash value at middle of policy year 3                               = policy value + excess interest adjustment - surrender
                                                                    charge
-----------------------------------------------------------------------------------------------------------------------------
                                                                    = 57,161.18 + 1,250 - 1,971.10
-----------------------------------------------------------------------------------------------------------------------------
                                                                    = 56,440.08
-----------------------------------------------------------------------------------------------------------------------------

On a partial surrender, Transamerica will pay the owner the full amount of surrender requested (as long as the policy value is sufficient). Surrender charge--free surrenders will reduce the policy value by the amount withdrawn. Amounts withdrawn in excess of the surrender charge--free amount will reduce the policy value by an amount equal to:

                                    X - Y + Z

X = excess partial surrender = requested surrender less surrender charge--free amount
A = amount of partial surrender which is subject to excess interest adjustment = requested surrender - excess interest adjustment--free amount, where excess interest adjustment--free amount = cumulative interest credited at time of, but prior to, surrender.
Y = excess interest adjustment = (A)*(G-C)*(M/12) where G, C, and M are defined above, with "A" substituted for "S" in the definition of G and M.
Z = surrender charge on X minus Y.

                                       Example 3 (Partial Surrender, rates increase by 1%):

-----------------------------------------------------------------------------------------------------------------------------
Single premium:                                                     $50,000
-----------------------------------------------------------------------------------------------------------------------------
Guarantee period:                                                   5 Years
-----------------------------------------------------------------------------------------------------------------------------
Guarantee rate:                                                     5.50% per annum
-----------------------------------------------------------------------------------------------------------------------------
Partial surrender:                                                  $30,000; middle of contract year 3
-----------------------------------------------------------------------------------------------------------------------------
Policy value at middle of policy year 3                             = 50,000* (1.055) /\2.5 = 57,161.18
-----------------------------------------------------------------------------------------------------------------------------
Surrender charge free amount at middle of policy year 3             = 57,161.18* .30 = 17,148.35
-----------------------------------------------------------------------------------------------------------------------------
Excess interest adjustment free amount at middle of policy year 3   = 57,161.18 - 50,000 = 7,161.18
-----------------------------------------------------------------------------------------------------------------------------
Excess interest adjustment / surrender charge
-----------------------------------------------------------------------------------------------------------------------------
  X    = 30,000 - 17,148.35 = 12,851.65
-----------------------------------------------------------------------------------------------------------------------------
  A    = 30,000 - 7,161.18 = 22,838.82
-----------------------------------------------------------------------------------------------------------------------------
  G    = .055
-----------------------------------------------------------------------------------------------------------------------------
  C    = .065
-----------------------------------------------------------------------------------------------------------------------------
  M    = 30
-----------------------------------------------------------------------------------------------------------------------------
  Y    = 22,838.82* (.055 - .065)* (30/12) = -570.97
-----------------------------------------------------------------------------------------------------------------------------
  Z    = .06* [12,851.65 - (-570.97)] = 805.36
-----------------------------------------------------------------------------------------------------------------------------
Reduction to policy value due to surrender charge--free surrender   =17,148.35
-----------------------------------------------------------------------------------------------------------------------------
Reduction to policy value due to excess surrender                   = X - Y + Z
-----------------------------------------------------------------------------------------------------------------------------
                                                                    = 12,851.65 - (-570.97) + 805.36
-----------------------------------------------------------------------------------------------------------------------------
                                                                    = 14,227.98
-----------------------------------------------------------------------------------------------------------------------------
Policy value after surrender at middle of policy year 3
                                                                    = 57,161.18 - [17,148.35 + 14,227.98]

-----------------------------------------------------------------------------------------------------------------------------
                                                                    = 57,161.18 - [17,148.35 + 12,851.65 -
                                                                    (-570.97) + 805.36]
-----------------------------------------------------------------------------------------------------------------------------
                                                                    = 57,161.18 - [30,000 - (-570.97) + 805.36]
-----------------------------------------------------------------------------------------------------------------------------
                                                                    = 57,161.18 - 31,376.33 = 25,784.85
-----------------------------------------------------------------------------------------------------------------------------

                                       Example 4 (Partial Surrender, rates decrease by 1%):

-----------------------------------------------------------------------------------------------------------------------------
Single premium:                                                     $50,000
-----------------------------------------------------------------------------------------------------------------------------
Guarantee period:                                                   5 Years
-----------------------------------------------------------------------------------------------------------------------------
Guarantee rate:                                                     5.50% per annum
-----------------------------------------------------------------------------------------------------------------------------
Partial surrender:                                                  $30,000; middle of contract year 3
-----------------------------------------------------------------------------------------------------------------------------
Policy value at middle of policy year 3                             = 50,000* (1.055) /\2.5 = 57,161.18
-----------------------------------------------------------------------------------------------------------------------------
Surrender charge free amount at middle of
policy year 3                                                       = 57,161.18* .30 = 17,148.35
-----------------------------------------------------------------------------------------------------------------------------
Excess interest adjustment free amount at middle of policy year 3   = 57,161.18 - 50,000 = 7,161.18
-----------------------------------------------------------------------------------------------------------------------------
Excess interest adjustment / surrender charge
  X    = 30,000 - 17,148.35 = 12,851.65
  A    = 30,000 - 7,161.18 = 22,838.82
  G    = .055
  C    = .045
  M    = 30
  Y    = 22,838.82* (.055 - .045)* (30/12) = 570.97
  Z    = .06* [12,851.65 - (570.97)] = 736.84
-----------------------------------------------------------------------------------------------------------------------------
Reduction to policy value due to surrender charge--free surrender   = 17,148.35
-----------------------------------------------------------------------------------------------------------------------------
Reduction to policy value due to excess surrender                   = X - Y + Z
-----------------------------------------------------------------------------------------------------------------------------
                                                                    = 12,851.65 - 570.97 + 736.84
-----------------------------------------------------------------------------------------------------------------------------
                                                                    = 13,017.52
-----------------------------------------------------------------------------------------------------------------------------
Policy value after surrender at middle of policy year 3
                                                                    = 57,161.18 - [17,148.35 + 13,017.52]
-----------------------------------------------------------------------------------------------------------------------------
                                                                    = 57,161.18 - [17,148.35 + 12,851.65 -
                                                                    570.97 + 736.84]
-----------------------------------------------------------------------------------------------------------------------------
                                                                    = 57,161.18 - [30,000 - (570.97) + 736.84]
-----------------------------------------------------------------------------------------------------------------------------
                                                                    = 57,161.18 - 30,165.87 = 26,995.31
-----------------------------------------------------------------------------------------------------------------------------

Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, the owner may reallocate the value of a designated number of annuity units of a subaccount of the separate account then credited to a policy into an equal value of annuity units of one or more other subaccounts of the separate account, or the fixed account. An annuity unit is an accounting unit used in the calculation of the amount of the second and each subsequent variable annuity payment. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, Transamerica reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to Transamerica's administrative and service office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options

Note: Portions of the following discussion do not apply to annuity payments under the Family Income Protector ("FIP"). See the "Family Income Protector" section of this SAI.

During the lifetime of the annuitant and prior to the annuity commencement date, the owner may choose an annuity payment option or change the election, but written notice of any election or change of election must be received by Transamerica at its administrative and service office at least thirty (30) days prior to the annuity commencement date. If no election is made prior to the annuity commencement date, annuity payments will be made under (i) Payment Option 3, life income with level payments for 10 years certain, using the existing adjusted policy value of the fixed account, or (ii) under Payment Option 3, life income with variable payments for 10 years certain using the existing policy value of the separate account, or (iii) in a combination of (i) and (ii).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid guaranteed amount Transamerica has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells Transamerica in writing and Transamerica agrees.

Variable Payment Options. The dollar amount of the first variable annuity
------------------------
payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For regular annuity payments (i.e., payments that are not under the family income protector) the tables are based on a 5% effective annual Assumed Investment Return and the "1983 Table a" (male, female, and unisex if required by law) mortality table with projection using projection Scale G factors, assuming a maturity date in the year 2000. ("The 1983 Table a" mortality rates are adjusted based on improvements in mortality since 1983 to more appropriately reflect increased longevity. This is accomplished using a set of improvement factors referred to as projection scale G.) The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable
-------------------------------------------
payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant's actual age nearest birthday, on the annuity commencement date, adjusted as follows:

         Annuity Commencement Date                        Adjusted Age
         -------------------------                        ------------
                 2001-2010                             Actual Age minus 1
                 2011-2020                             Actual Age minus 2
                 2021-2030                             Actual Age minus 3
                 2031-2040                             Actual Age minus 4
                 After 2040                      As determined by Transamerica

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment. Different adjustments may be made under certain family income protector annuity payments.

Determination of Additional Variable Payments. All variable annuity payments
---------------------------------------------
other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, and is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit

Adjusted Partial Surrender. The amount of your guaranteed minimum death benefit
--------------------------
is reduced due to a partial surrender called the adjusted partial surrender. The reduction amount depends on the relationship between your guaranteed minimum death benefit and policy value. The adjusted partial surrender is the sum of (1) and (2), where:
     (1)  The surrender charge-free surrender amount taken; and
     (2) The amount that an excess partial surrender (the portion of a surrender that can be subject to a surrender charge) reduces the policy value times [(a) divided by (b)] where:
          (a) is the amount of the death benefit prior to the excess partial surrender; and
          (b) is the policy value prior to the excess partial surrender.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

---------------------------------------------------------------------------------------------------------------------------------
                                                          EXAMPLE 1
                                                 (Assumed Facts for Example)
---------------------------------------------------------------------------------------------------------------------------------
$75,000   current guaranteed minimum death benefit before surrender
---------------------------------------------------------------------------------------------------------------------------------
$50,000   current policy value before surrender
---------------------------------------------------------------------------------------------------------------------------------
$75,000   current death benefit (larger of policy value and guaranteed minimum death benefit)
---------------------------------------------------------------------------------------------------------------------------------
6%        current surrender charge percentage
---------------------------------------------------------------------------------------------------------------------------------
$15,000   requested surrender
---------------------------------------------------------------------------------------------------------------------------------
$10,000   surrender charge-free amount (assumes 20% cumulative free percentage is available)
---------------------------------------------------------------------------------------------------------------------------------
$ 5,000   excess partial surrender--(amount subject to surrender charge)
---------------------------------------------------------------------------------------------------------------------------------
$ 100     excess interest adjustment
          (assumes interest rates have decreased since initial guarantee)
---------------------------------------------------------------------------------------------------------------------------------
$ 294     surrender charge on (excess partial surrender less excess interest adjustment) = 0.06*(5000 - 100)
---------------------------------------------------------------------------------------------------------------------------------
$ 5,194   reduction in policy value due to excess partial surrender = 5000 - 100 + 294
---------------------------------------------------------------------------------------------------------------------------------
$17,791   adjusted partial surrender = $10,000 + [$5,194* (75,000/50,000)]
---------------------------------------------------------------------------------------------------------------------------------
$57,209   New guaranteed minimum death benefit (after surrender) = 75,000 - 17,791
---------------------------------------------------------------------------------------------------------------------------------
$34,806   New policy value (after surrender) = 50,000 - 10,000 - 5,194
---------------------------------------------------------------------------------------------------------------------------------

Summary:
--------
Reduction in guaranteed minimum death benefit                 = $17,791
Reduction in policy value                                     = $15,194

Note, guaranteed minimum death benefit is reduced more than the policy value since the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.

----------------------------------------------------------------------------------------------------------------------------------
                                                           EXAMPLE 2
                                                  (Assumed Facts for Example)
----------------------------------------------------------------------------------------------------------------------------------
$50,000   current guaranteed minimum death benefit before surrender
----------------------------------------------------------------------------------------------------------------------------------
$75,000   current policy value before surrender
----------------------------------------------------------------------------------------------------------------------------------
$75,000   current death benefit (larger of policy value and guaranteed minimum death benefit)
----------------------------------------------------------------------------------------------------------------------------------
6%        current surrender charge percentage
----------------------------------------------------------------------------------------------------------------------------------
$15,000   requested surrender
----------------------------------------------------------------------------------------------------------------------------------
$11,250   surrender charge-free amount (assumes 15% cumulative free percentage is available)
----------------------------------------------------------------------------------------------------------------------------------
$ 3,750   excess partial surrender--(amount subject to surrender charge)
----------------------------------------------------------------------------------------------------------------------------------
$-100     excess interest adjustment
          (assumes interest rates have increased since initial guarantee)
----------------------------------------------------------------------------------------------------------------------------------
$ 231     surrender charge on (excess partial surrender less excess interest adjustment) = 0.06*[(3750-(-100)]
----------------------------------------------------------------------------------------------------------------------------------
$ 4,081   reduction in policy value due to excess partial surrender = 3750 - (-100) + 231 = 3750 + 100 + 231
----------------------------------------------------------------------------------------------------------------------------------
$15,331   adjusted partial surrender = $11,250 + [$4,081* (75,000/75,000)]
----------------------------------------------------------------------------------------------------------------------------------
$34,669   New guaranteed minimum death benefit (after surrender) = 50,000 - 15,331
----------------------------------------------------------------------------------------------------------------------------------
$59,669   New policy value (after surrender) = 75,000 - 11,250 - 4,081
----------------------------------------------------------------------------------------------------------------------------------

Summary:
--------
Reduction in guaranteed minimum death benefit                = $15,331
Reduction in policy value                                    = $15,331

Note, the guaranteed minimum death benefit and policy value are reduced by the same amount since the policy value was higher than the guaranteed minimum death benefit just prior to the surrender.

Due proof of death of the annuitant is proof that the annuitant who is the owner died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to Transamerica, will constitute due proof of death.

Upon receipt of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as Transamerica has sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

Distribution Requirements. If the annuitant was an owner, the death benefit must
-------------------------
(1) be distributed within five years of the date of the deceased owner's death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner's death and must be made for the beneficiary's lifetime or for a period certain (so long as any period certain does not exceed the beneficiary's life expectancy). Death Proceeds which are not paid to or for the benefit of a natural person must be distributed within five years of the date of the deceased owner's death. If the sole beneficiary is the deceased owner's surviving spouse, however, such spouse may elect to continue the policy as the new annuitant and owner instead of receiving the death benefit.
(See "Certain Federal Income Tax Consequences.")

If the annuitant is not an owner, and an owner dies prior to the annuity commencement date, a successor owner may surrender the policy at any time for the amount of the adjusted policy value. If the successor owner is not the deceased owner's spouse, however, the adjusted policy value must be distributed:
(1) within five years after the date of the deceased owner's death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner's death and must be made for the successor owner's lifetime or for a period certain (so long as any period certain does not exceed the successor owner's life expectancy). If the sole successor owner is the deceased owner's surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.

Beneficiary. The beneficiary designation in the application will remain in
-----------
effect until changed. The owner may change the designated beneficiary by sending written notice to Transamerica. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by Transamerica. Transamerica will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally.

Death of Owner

Federal tax law requires that if any owner (including any joint owner or any successor owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See "Certain Federal Income Tax Consequences" below for more information about these rules. Other rules may apply to qualified policies.

Assignment

During the lifetime of the annuitant the owner may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on Transamerica until a copy has been filed at its administrative and service office. The rights and benefits of the owner and beneficiary are subject to the rights of the assignee. Transamerica assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless you so direct by filing written notice with Transamerica, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary's creditors.

Ownership under qualified policies is restricted to comply with the Code.

Evidence of Survival

Transamerica reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until Transamerica receives such evidence.

Non-Participating

The policy will not share in Transamerica's surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by Transamerica and approved by one of Transamerica's officers. No registered representative has authority to change or waive any provision of the policy.

Transamerica reserves the right to amend the policy to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their spouse or minor children, or by an officer, director, trustee or bona-fide full-time employee of Transamerica or its affiliated companies or their spouse or minor children. In such a case, Transamerica may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs Transamerica experiences on those purchases. The credit will be reported to the Internal Revenue Service as taxable income to the employee or registered representative. Transamerica may offer certain employer sponsored savings plans, in its discretion, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which Transamerica is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

                     CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Internal Revenue Code of 1986, as amended, proposed and final Treasury Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Policy

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.

Diversification Requirements. Section 817(h) of the Code provides that in order
----------------------------
for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. (S) 1.817-5) apply a diversification requirement to each of the subaccounts of the separate account. The separate account, through the underlying funds and their portfolios, intends to comply with the diversification requirements of the Treasury. Transamerica has entered into agreements regarding participation in the Retirement Income Builder II that require the underlying funds and their portfolios to be operated in compliance with the Treasury regulations.

Owner Control. In certain circumstances, owners of variable annuity contracts
-------------
may be considered the owners, for Federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contractowner's gross income. Several years ago, the IRS state in published rulings that a variable contract owner will be considered the owner of separate account assets if the contractowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of underlying assets."

The ownership rights under the contract are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that contractowners were not owners of separate account assets. For example, the owner of a policy has the choice of more subaccounts in which to allocate premiums and policy values, and may be able to transfer among these accounts more frequently than in such rulings. These differences could result in policyowners being treated as the owners of the assets of the separate account. In addition, Transamerica does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. Transamerica therefore reserves the right to modify the policies as necessary to attempt to prevent the policyowners from being considered the owners of a pro rata share of the assets of the separate account.

Distribution Requirements. The Code also requires that nonqualified policies
-------------------------
contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner's death occurs prior to the annuity commencement date, and such owner's surviving spouse is named the beneficiary, then the policy may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as the owner and any death or change of such primary annuitant shall be treated as the death of an owner. The policy contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

Withholding. The portion of any distribution under a policy that is includable
-----------
in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified policies, "eligible rollover distributions" from Section 401(a) plans, Section 403(a) annuities, and Section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

Qualified Policies. The qualified policy is designed for use with several types
------------------
of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or Transamerica's Policy administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law.

For qualified plans under section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age
70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

Transamerica makes no attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

Individual Retirement Annuities. In order to qualify as a traditional individual
-------------------------------
retirement annuity under Section 408(b) of the Code, a policy must contain certain provisions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) the total premium payments for any calendar year on behalf of any individual may not exceed $2,000, except in the case of a rollover amount or contribution under Sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; and (vii) the entire interest of the owner is non-forfeitable. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

No part of the funds for an individual retirement account (including a Roth IRA) or annuity may be invested in a life insurance contract, but the regulations thereunder allow such funds to be invested in an annuity policy that provides a death benefit that equals the greater of the premiums paid or the cash value for the contract. The policy provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the policy as an IRA. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the policy, comports with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section
-----------------------------------------------
408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $2,000. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature surrender penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public
--------------------
school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

Corporate Pension and Profit Sharing Plans and H.R. 10 Plans. Sections 401(a)
------------------------------------------------------------
and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in an pension or profit sharing plan. Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually
---------------------------
providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Non-natural Persons. Pursuant to Section 72(u) of the Code, an annuity contract
-------------------
held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the cash value as of the close of the taxable year and all previous distributions under the policy over (ii) the sum of the premium payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the policy. For these purposes, the policy value at year end may have to be increased by any positive excess interest adjustment which could result from a full surrender at such time. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments and the owner should contact a competent tax adviser with respect to the potential tax consequences of an excess interest adjustment. Notwithstanding the preceding sentences in that paragraph, Section 72(u) of the Code does not apply to (i) a policy where the nominal owner is not a natural person but the beneficial owner of which is a natural person, (ii) a policy acquired by the estate of a decedent by reason of such decedent's death, (iii) a qualified policy (other than one qualifying under Section 457) or (iv) a single-payment annuity where the Commencement Date is no later than one year from the date of the single premium payment; such policies are taxed as described above under the heading "Taxation of Annuities."

Taxation of Transamerica

Transamerica at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of Transamerica and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Transamerica does not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by Transamerica with respect to the separate account, Transamerica may make a charge to the separate account.

                              INVESTMENT EXPERIENCE

A "Net Investment Factor" is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying funds less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

Upon allocation to the selected subaccount of the separate account, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the application is completed, whichever is later. The value of an accumulation unit was arbitrarily established at $1.000000 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.

An index (the "Net Investment Factor") which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The Net Investment Factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same from one valuation period to the next. The owner bears this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The Net Investment Factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:
     (a) is the net result of:
          (1) the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus
          (2) the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

          (3) a per share credit or charge for any taxes determined by Transamerica to have resulted from the investment operations of the subaccount;
     (b) the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

     (c) is an amount representing the separate account charge and any optional benefit fees, if applicable.

              Illustration of Accumulation Unit Value Calculations Formula and Illustration for Determining the Net Investment Factor

         (Assume either the 5% Annually Compounding Death Benefit or the Annual Step-Up Death Benefit is in effect and no
                optional riders or benefits are elected.)

Investment Experience Factor = (A + B - C) - E
                               -----------
                                    D

     Where: A = The Net Asset Value of an underlying fund share as of the end of the current valuation period.
                Assume...............................................A = $11.57

            B = The per share amount of any dividend or capital
                gains distribution since the end of the immediately
                preceding valuation period.
                Assume....................................................B = 0

            C = The per share charge or credit for any taxes reserved
                for at the end of the current valuation period.
                Assume....................................................C = 0

            D = The Net Asset Value of an underlying fund share at the end of the immediately preceding valuation period.
                Assume...............................................D = $11.40

            E = The daily deduction for mortality and expense risk fee and administrative charges, which (on these assumptions) totals 1.40% on an annual basis.
                On a daily basis................................. = .0000380909

Then, the Investment Experience Factor = (11.57+ 0 - 0) - .0000380909 = Z = 1.0148741898
                                         --------------
                                             11.40

        Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

     Where: A = The accumulation unit value for the immediately preceding valuation period.
                Assume.................................................... = $X

            B = The Net Investment Factor for the current valuation period.
                Assume..................................................... = Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed interest rate of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the assumed rate. The value of a variable annuity unit in each subaccount was established at $1.00 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:
     (a) is the variable annuity unit value for that subaccount on the immediately preceding business day;
     (b) is the net investment factor for that subaccount for the valuation period; and
     (c) is the investment result adjustment factor for the valuation period.

The investment result adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual Assumed Investment Return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:
     (i) is the result of:
          (1) the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus
          (2) the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

          (3) a per share charge or credit for any taxes reserved for, which Transamerica determines to have resulted from the investment operations of the subaccount.
     (ii) is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.

     (iii) is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% (for the Return of Premium Death Benefit) or 1.40% (for the 5% Annually Compounding Death Benefit and the Annual Step-Up Death Benefit) of the daily net asset value of a fund share held in that subaccount. (For calculating annuity payments, the factor is 1.25% for all death benefits, but 2.50% for FIP annuity payments).

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the sex and adjusted age of the annuitant at the annuity commencement date. The policy also contains a table for determining the adjusted age of the annuitant.

               Illustration of Calculations for Annuity Unit Value
                          and Variable Annuity Payments

           Formula and Illustration for Determining Annuity Unit Value

Annuity Unit Value = A * B * C

     Where: A = Annuity unit value for the immediately preceding valuation period.
                Assume.....................................................= $X

            B = Investment Experience Factor for the valuation period for which the annuity unit value is being calculated.*
                Assume......................................................= Y

            C = A factor to neutralize the assumed interest rate of 5% built into the Annuity Tables used.
                Assume......................................................= Z

Then, the annuity unit value is: $X * Y * Z = $Q

* For FIP annuity payments, this will reflect not only the 1.25% mortality and expense risk fee and administrative charge, but also the 1.25% guaranteed payment fee.

               Formula and Illustration for Determining Amount of
                     First Monthly Variable Annuity Payment

First Monthly Variable Annuity Payment = A * B
                                         -----
                                        $1,000

     Where: A = The policy value as of the annuity commencement date.
                Assume.....................................................= $X

            B = The Annuity purchase rate per $1,000 based upon the option selected, the sex and adjusted age of the annuitant
                according to the tables contained in the policy.
                Assume.....................................................= $Y

Then, the first Monthly Variable Annuity Payment = $X * $Y = $Z
                                                   -------
                                                    1,000

      Formula and Illustration for Determining the Number of Annuity Units
              Represented by Each Monthly Variable Annuity Payment

Number of annuity units = A
                          -
                          B

     Where: A = The dollar amount of the first monthly Variable Annuity Payment.
                Assume.....................................................= $X

            B = The annuity unit value for the Valuation Date on which the first monthly payment is due.
                Assume.....................................................= $Y

Then, the number of annuity units = $X = Z
                                    --
                                    $Y

                FAMILY INCOME PROTECTOR -- ADDITIONAL INFORMATION

The amounts shown below are hypothetical guaranteed minimum monthly payment amounts under the "family income protector" for a $100,000 premium when annuity payments do not begin until the policy anniversary indicated in the left-hand column. These figures assume the following:
 .    there were no subsequent premium payments or surrenders;
 .    there were no premium taxes;
 .    the $100,000 premium is subject to the family income protector;
 .    the annuitant is (or both annuitants are) 60 years old when the rider is issued;
 .    the annual growth rate is 6.0% (once established an annual growth rate will not change during the life of the family income protector rider); and
 .    there was no upgrade of the minimum annuitization value.

Six different annuity payment options are illustrated: a male annuitant, a female annuitant and a joint and survivor annuity, each on a Life Only and a Life with 10 Year Certain basis. The figures below, which are the amount of the first monthly payment, are based on an assumed investment return of 3%. Subsequent payments will never be less than the amount of the first payment (although subsequent payments are calculated using a 5% assumed investment return).

Life Only = Life Annuity with No            Life 10 = Life Annuity with 10 Years
Period Certain                              Certain

--------------------------------------------------------------------------------------------------------------------------------
  Rider Anniversary at                           Male                           Female                    Joint & Survivor
  Exercise Date
--------------------------------------------------------------------------------------------------------------------------------
                                      Life Only        Life 10        Life Only        Life 10        Life Only       Life 10
--------------------------------------------------------------------------------------------------------------------------------
            10 (age 70)                 $ 1,135        $ 1,067           $  976         $  949           $  854       $  852
--------------------------------------------------------------------------------------------------------------------------------
                15                        1,833          1,634            1,562          1,469            1,332        1,318
--------------------------------------------------------------------------------------------------------------------------------
            20 (age 80)                   3,049          2,479            2,597          2,286            2,145        2,078
--------------------------------------------------------------------------------------------------------------------------------

This hypothetical illustration should not be deemed representative of past or future performance of any underlying variable investment option.

Surrenders will affect the minimum annuitization value as follows: Each policy year, surrenders up to the limit of the total free amount (the minimum annuitization value on the last policy anniversary multiplied by the annual growth rate) reduce the minimum annuitization value on a dollar-for-dollar basis. Surrenders over this free amount will reduce the minimum annuitization value on a pro rata basis by an amount equal to the minimum annuitization value immediately prior to the excess surrender multiplied by the percentage reduction in the policy value resulting from the excess surrender. The free amount will always be a relatively small fraction of the minimum annuitization value.

Examples of the effect of surrenders on the minimum annuitization value are as follows:

------------------------------------------------------------------------------------------------------------------------------
                                                          EXAMPLE 1
------------------------------------------------------------------------------------------------------------------------------
                                                         Assumptions
------------------------------------------------------------------------------------------------------------------------------
 .        minimum annuitization value on last policy anniversary:         $10,000
------------------------------------------------------------------------------------------------------------------------------
 .        minimum annuitization value at time of distribution:            $10,500
------------------------------------------------------------------------------------------------------------------------------
 .        policy value at time of distribution:                           $15,000
------------------------------------------------------------------------------------------------------------------------------
 .        distribution amount:                                            $500
------------------------------------------------------------------------------------------------------------------------------
 .        prior distribution in current policy year:                      None
------------------------------------------------------------------------------------------------------------------------------
                                                         Calculations
------------------------------------------------------------------------------------------------------------------------------
 .        maximum annual free amount:                                     $10,000 x 6% = $600
------------------------------------------------------------------------------------------------------------------------------
 .        policy value after distribution:                                $15,000 - $500 = $14,500
------------------------------------------------------------------------------------------------------------------------------
 .        minimum annuitization value after distribution:                 $10,500 - $500 = $10,000
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                          EXAMPLE 2
------------------------------------------------------------------------------------------------------------------------------
                                                         Assumptions
------------------------------------------------------------------------------------------------------------------------------
 .        minimum annuitization value on last policy anniversary:         $10,000
------------------------------------------------------------------------------------------------------------------------------
 .        minimum annuitization value at time of distribution:            $10,500
------------------------------------------------------------------------------------------------------------------------------
 .        policy value at time of distribution:                           $15,000
------------------------------------------------------------------------------------------------------------------------------
 .        distribution amount:                                            $1,500
------------------------------------------------------------------------------------------------------------------------------
 .        prior distribution in current policy year:                      $1,000
------------------------------------------------------------------------------------------------------------------------------
                                                         Calculations
------------------------------------------------------------------------------------------------------------------------------
 .        maximum annual free amount:                                     $0.0
------------------------------------------------------------------------------------------------------------------------------
         (prior distributions have exceeded the current year free amount of $600 [$10,000 x 6% = $600])
------------------------------------------------------------------------------------------------------------------------------
 .        policy value after distribution:                                $15,000 - $1,500 = $13,500
------------------------------------------------------------------------------------------------------------------------------
         (since the policy value is reduced 10% ($1,500/$15,000), the minimum annuitization value is also reduced 10%)
------------------------------------------------------------------------------------------------------------------------------
 .        minimum annuitization value after distribution:                 $10,500 - (10% x $10,500) = $9,450
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                          EXAMPLE 3
------------------------------------------------------------------------------------------------------------------------------
                                                         Assumptions
------------------------------------------------------------------------------------------------------------------------------
 .        minimum annuitization value on last policy anniversary:         $10,000
------------------------------------------------------------------------------------------------------------------------------
 .        minimum annuitization value at time of distribution:            $10,500
------------------------------------------------------------------------------------------------------------------------------
 .        policy value at time of distribution:                           $7,500
------------------------------------------------------------------------------------------------------------------------------
 .        distribution amount:                                            $1,500
------------------------------------------------------------------------------------------------------------------------------
 .        prior distribution in current policy year:                      $1,000
------------------------------------------------------------------------------------------------------------------------------
                                                         Calculations
------------------------------------------------------------------------------------------------------------------------------
 .        maximum annual free amount:                                     $0.0
------------------------------------------------------------------------------------------------------------------------------
         (prior distributions have exceeded the current year free amount of $600 [$10,000 x 6% = $600])
------------------------------------------------------------------------------------------------------------------------------
 .        policy value after distribution:                                 $7,500 - $1,500 = $6,000
------------------------------------------------------------------------------------------------------------------------------
         (since the policy value is reduced 20% ($1,500/$7,500), the minimum annuitization value is also reduced 20%)
------------------------------------------------------------------------------------------------------------------------------
 .        minimum annuitization value after distribution:                  $10,500 - (20% x $10,500) = $8,400
------------------------------------------------------------------------------------------------------------------------------


The amount of the first payment provided by the family income protector will be determined by multiplying each $1,000 of minimum annuitization value by the applicable annuity factor shown on Schedule I of the rider. The applicable annuity factor depends upon the annuitant's (and joint annuitant's, if any) sex (or without regard to gender if required by law), age, age adjustment (if applicable) and the family income protector payment option selected and is based on a guaranteed interest rate of 3% and the "1983 Table a" mortality table with projection using projection Scale G factors, assuming a maturity date in the year 2000. Subsequent payments will be calculated as described in the family income protector rider using a 5% assumed investment return. Subsequent payments may fluctuate annually in accordance with the investment performance of the annuity subaccounts. However, subsequent payments are guaranteed to never be less than the initial payment.

The stabilized payment on each subsequent policy anniversary after annuitization using the rider will equal the greater of the initial payment or the payment supportable by the annuity units in the selected subaccounts. The supportable payment is equal to the number of variable annuity units in the selected subaccounts multiplied by the variable annuity unit values in those subaccounts on the date the payment is made. The variable annuity unit values used to calculate the supportable payment will assume a 5% assumed investment return. If the supportable payment at any payment date during a policy year is greater than the stabilized payment for that policy year, the excess will be used to purchase additional annuity units. Conversely, if the supportable payment at any payment date during a policy year is less than the stabilized payment for that policy year, there will be a reduction in the number of annuity units credited to the policy to fund the deficiency. In the case of a reduction, you will not participate as fully in the future investment performance of the subaccounts you selected since fewer annuity units are credited to your policy. Purchases and reductions will be allocated to each subaccount on a proportionate basis.

Transamerica bears the risk that it will need to make payments if all annuity units have been used in an attempt to maintain the stabilized payment at the initial payment level. In such an event, Transamerica will make all future payments equal to the initial payment. Once all the annuity units have been used, the amount of your payment will not increase or decrease and will not depend upon the performance of any subaccounts. To compensate Transamerica for this risk, a guaranteed payment fee will be deducted.

        BENEFICIARY EARNINGS ENHANCEMENT RIDER -- ADDITIONAL INFORMATION

The following examples illustrate the Beneficiary Earnings Enhancement additional death benefit payable by this rider as well as the effect of a partial surrender on the additional death benefit amount.


                                    Example 1
                                    ---------

------------------------------------------------------------------------------------------------------------------------
Policy Value on the Rider Date:                                                                        $100,000
------------------------------------------------------------------------------------------------------------------------
Premiums paid after the Rider Date before Surrender:                                                   $25,000
------------------------------------------------------------------------------------------------------------------------
Gross Partial Surrenders after the Rider Date:                                                         $30,000
------------------------------------------------------------------------------------------------------------------------
Death Benefit on date of surrender                                                                     $150,000
------------------------------------------------------------------------------------------------------------------------
Rider Earnings on Date of Surrender (Death Benefit - Policy Value on Rider
Date - Premiums paid after Rider Date = $150,000 - $100,000 - $25,000):                                $25,000
------------------------------------------------------------------------------------------------------------------------
Amount of Surrender that exceeds Rider Earnings ($30,000 - $25,000):                                   $5,000
------------------------------------------------------------------------------------------------------------------------
Base Policy Death Benefit on the date of Death Benefit Calculation:                                    $200,000
------------------------------------------------------------------------------------------------------------------------
Rider Earnings (= Death Benefit - policy value on Rider Date - Premiums since
Rider Date + Surrenders since Rider Date that exceeded Rider Earnings at
time of Surrender = $200,000 - $100,000 - $25,000 + $5,000):                                           $80,000
------------------------------------------------------------------------------------------------------------------------
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $80,000):   $32,000
------------------------------------------------------------------------------------------------------------------------
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):            $232,000
------------------------------------------------------------------------------------------------------------------------

                                    Example 2
                                   ----------

------------------------------------------------------------------------------------------------------------------------
Policy Value on the Rider Date:                                                                        $100,000
------------------------------------------------------------------------------------------------------------------------
Premiums paid after the Rider Date before Surrender:                                                   $0
------------------------------------------------------------------------------------------------------------------------
Gross Partial Surrenders after the Rider Date:                                                         $0
------------------------------------------------------------------------------------------------------------------------
Base Policy Death Benefit on the date of Death Benefit Calculation:                                    $75,000
------------------------------------------------------------------------------------------------------------------------
Rider Earnings (= Death Benefit - policy value on Rider Date - Premiums since
Rider Date + Surrenders since Rider Date that exceeded Rider Earnings at time
of Surrender = $75,000 - $100,000 - $0 + $0):                                                          $0
------------------------------------------------------------------------------------------------------------------------
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $0):        $0
------------------------------------------------------------------------------------------------------------------------
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):            $75,000
------------------------------------------------------------------------------------------------------------------------

                           HISTORICAL PERFORMANCE DATA

Money Market Yields

Transamerica may from time to time disclose the current annualized yield of the Dreyfus VIF- Money Market Subaccount for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges; and (ii) the mortality and expense risk fee. Current Yield will be calculated according to the following formula:

                    Current Yield = ((NCS * ES)/UV) * (365/7)

Where:
NCS = The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES  = Per unit expenses of the subaccount for the 7-day period.
UV  = The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a policy, the yield for the Dreyfus VIF - Money Market Subaccount will be lower than the yield for the Dreyfus VIF - Money Market Portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 6% to 0% of the amount of premium payments withdrawn based on the number of years since the premium payment was made. However, surrender charges will not be assessed after the tenth policy year.

Transamerica may also disclose the effective yield of the Dreyfus VIF - Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

                Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1

Where:
NCS = The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES  = Per unit expenses of the subaccount for the 7-day period.
UV  = The unit value on the first day of the 7-day period.

The yield on amounts held in the Dreyfus VIF- Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Dreyfus VIF - Money Market Subaccount actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Dreyfus VIF - Money Market Portfolio, the types and quality of portfolio securities held by the Dreyfus VIF - Money Market Portfolio and its operating expenses. For the seven days ended December 31, 2000, the yield of the Dreyfus VIF - Money Market Subaccount was 4.855%, and the effective yield was 4.974% for the Return of Premium Death Benefit. For the seven days ended December 31, 2000, the yield of the Dreyfus VIF - Money Market Subaccount was 4.708%, and the effective yield was 4.821% for the 5% Annually Compounding Death Benefit or Annual Step-Up Death Benefit.

Other Subaccount Yields

Transamerica may from time to time advertise or disclose the current annualized yield of one or more of the subaccounts of the separate account (except the Dreyfus VIF - Money Market Subaccount) for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by
(ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses attributable to the subaccount include (i) the administrative charge and (ii) the mortality and expense risk fee. The 30-day yield is calculated according to the following formula:

                  Yield = 2 * ((((NI - ES)/(U * UV)) + 1)6 -1)

Where:
NI = Net investment income of the subaccount for the 30-day period attributable to the subaccount's unit.
ES = Expenses of the subaccount for the 30-day period.
U  = The average number of units outstanding.
UV = The unit value at the close (highest) of the last day in the 30-day period.

Because of the charges and deductions imposed by the separate account, the yield for a subaccount of the separate account will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 6% to 0% of the amount of premium payments withdrawn based on the number of years since the premium payment was made. However, surrender charges will not be assessed after the tenth policy year.

The yield on amounts held in the subaccounts of the separate account normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of its investments and its operating expenses.

Total Returns

Transamerica may from time to time also advertise or disclose total returns for one or more of the subaccounts of the separate account for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which Transamerica calculates on each business day based on the performance of the subaccount's underlying portfolio, and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

                                P (1 + T)/N/ = ERV

Where:
T   = The average annual total return net of subaccount recurring charges.
ERV = The ending redeemable value of the hypothetical account at the end of the period.
P   = A hypothetical initial payment of $1,000.
N   = The number of years in the period.

Other Performance Data

Transamerica may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

Transamerica may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the surrender charge percentage will be 0%.

                                CTR = (ERV/P) -1

Where:
CTR = The cumulative total return net of subaccount recurring charges for the period.
ERV = The ending redeemable value of the hypothetical investment at the end of the period.
P   = A hypothetical initial payment of $1,000.

All non-standardized performance data will only be advertised if the standardized performance data is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date the separate account commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

                                PUBLISHED RATINGS

Transamerica may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services, Moody's Investors Service and Fitch Financial Ratings The purpose of the ratings is to reflect the financial strength of Transamerica and they should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms.

                        STATE REGULATION OF TRANSAMERICA

Transamerica is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering the operation of Transamerica for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine Transamerica's contract liabilities and reserves so that the Division may determine the items are correct. Transamerica's books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, Transamerica is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                                 ADMINISTRATION

Transamerica performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

                               RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by Transamerica. As presently required by the 1940 Act and regulations promulgated thereunder, Transamerica will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners may also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments Transamerica sends to you) you may only receive quarterly confirmations.

                          DISTRIBUTION OF THE POLICIES

The policies are offered to the public through brokers licensed under the federal securities laws and state insurance laws. The offering of the policies is continuous and Transamerica does not anticipate discontinuing the offering of the policies, however, Transamerica reserves the right to do so.

AFSG Securities Corporation, an affiliate of Transamerica, is the principal underwriter of the policies and may enter into agreements with broker-dealers for the distribution of the policies. During 2000, 1999 and 1998, the amount paid to AFSG Securities Corporation, AEGON USA Securities, Inc. and/or the broker-dealers for their services related to Retirement Income Builder II Variable Annuity policies was $6,302,539.46, $648,011.00 and $7,913.51, respectively. Prior to April 30, 1998, AEGON USA Securities, Inc. (also an affiliate of Transamerica) was the principal underwriter. No fees had been paid to any broker-dealers for their services prior to 1998.

                                  VOTING RIGHTS

To the extent required by law, Transamerica will vote the underlying funds' shares held by the separate account at regular and special shareholder meetings of the underlying funds in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying funds hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Transamerica determines that it is permitted to vote the underlying funds shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person's number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund for determining shareholders eligible to vote at the meeting of the underlying fund. Transamerica will solicit voting instructions by sending you, or other persons entitled to vote, written requests for instructions prior to that meeting in accordance with procedures established by the underlying fund. Portfolio shares as to which no timely instructions are received and shares held by Transamerica in which you, or other persons entitled to vote, have no beneficial interest will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

                                 OTHER PRODUCTS

Transamerica makes other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.

                                CUSTODY OF ASSETS

Transamerica holds assets of each of the subaccounts of the separate account. The assets of each of the subaccounts of the separate account are segregated and held separate and apart from the assets of the other subaccounts and from Transamerica's general account assets. Transamerica maintains records of all purchases and redemptions of shares of the underlying funds held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by Transamerica's fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of Transamerica.

                                  LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice to Transamerica relating to certain matters under the federal securities laws applicable to the issue and sale of the policies.

                              INDEPENDENT AUDITORS

The statutory-basis financial statements and schedules of PFL Life Insurance Company (now known as Transamerica Life Insurance Company) as of December 31, 2000 and 1999, and for each of the three years in the period ended December 31, 2000, and the financial statements of certain subaccounts of the PFL Retirement Builder Variable Annuity Account (now known as Retirement Builder Variable Annuity Account), which are available for investment by the Retirement Income Builder II Variable Annuity contract owners as of December 31, 2000 and for each of the two years in the period then ended, included in this SAI have been audited by Ernst & Young LLP, Independent Auditors, Suite 3400, 801 Grand Avenue, Des Moines, Iowa 50309.

                                OTHER INFORMATION

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

                              FINANCIAL STATEMENTS

The values of the interest of owners in the separate account will be affected solely by the investment results of the selected subaccount(s). The financial statements of PFL Life Insurance Company (now known as Transamerica Life Insurance Company), which are included in this SAI, should be considered only as bearing on the ability of Transamerica to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

                     Financial Statements--Statutory Basis

                           PFL Life Insurance Company

                  Years ended December 31, 2000, 1999 and 1998
                      with Report of Independent Auditors

                           PFL Life Insurance Company

                     Financial Statements--Statutory Basis

                  Years ended December 31, 2000, 1999 and 1998

                                    Contents

Report of Independent Auditors..............................................   1
Audited Financial Statements
  Balance Sheets--Statutory Basis...........................................   2
  Statements of Operations--Statutory Basis.................................   3
  Statements of Changes in Capital and Surplus--Statutory Basis.............   4
  Statements of Cash Flows--Statutory Basis.................................   5
  Notes to Financial Statements--Statutory Basis............................   6
Statutory-Basis Financial Statement Schedules
  Summary of Investments--Other Than Investments in Related Parties.........  24
  Supplementary Insurance Information.......................................  25
  Reinsurance...............................................................  27

                         Report of Independent Auditors

The Board of Directors
PFL Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of PFL Life Insurance Company, an indirect wholly-owned subsidiary of AEGON N.V., as of December 31, 2000 and 1999, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2000. Our audits also included the accompanying statutory-basis financial statement schedules required by Article 7 of Regulation S-X. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note
1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of PFL Life Insurance Company at December 31, 2000 and 1999, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2000.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of PFL Life Insurance Company at December 31, 2000 and 1999, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2000, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

Des Moines, Iowa
February 15, 2001

                           PFL Life Insurance Company

                        Balance Sheets--Statutory Basis
                (Dollars in thousands, except per share amounts)

                                                              December 31
                                                           2000        1999
                                                        ----------- -----------
Admitted assets
Cash and invested assets:
 Cash and short-term investments....................... $    98,224 $    53,695
 Bonds.................................................   7,009,825   4,892,156
 Stocks:
   Preferred...........................................      19,987      17,074
   Common (cost: 2000--$75,141; 1999--$61,813).........      84,736      71,658
   Affiliated entities (cost: 2000--$6,285; 1999--
    $10,318)...........................................       3,781       6,764
 Mortgage loans on real estate.........................   1,585,896   1,339,202
 Real estate, at cost less accumulated depreciation
  ($12,641 in 2000; $10,891 in 1999):
   Home office properties..............................       7,601       7,829
   Properties acquired in satisfaction of debt.........      15,599      16,336
   Investment properties...............................      31,070      33,707
 Policy loans..........................................      57,571      59,871
 Other invested assets.................................     218,340     123,722
                                                        ----------- -----------
     Total cash and invested assets....................   9,132,630   6,622,014
Premiums deferred and uncollected......................      14,235      14,656
Accrued investment income..............................      89,976      65,364
Receivable from affiliate..............................      92,235         --
Federal income taxes recoverable.......................         --        1,335
Transfers from separate accounts due or accrued........     118,075      92,309
Other assets...........................................      19,359      30,119
Separate account assets................................   4,519,029   4,905,374
                                                        ----------- -----------
Total admitted assets.................................. $13,985,539 $11,731,171
                                                        =========== ===========
Liabilities and capital and surplus
Liabilities:
 Aggregate reserves for policies and contracts:
  Life................................................. $ 2,109,505 $ 1,552,781
  Annuity..............................................   4,577,664   4,036,751
  Accident and health..................................     305,365     254,571
 Policy and contract claim reserves:
  Life.................................................      10,061       8,681
  Accident and health..................................      32,334      37,466
 Guaranteed interest contracts.........................   1,183,833         --
 Other policyholders' funds............................     179,557     172,774
 Remittances and items not allocated...................     332,961      33,020
 Asset valuation reserve...............................     106,192     103,193
 Interest maintenance reserve..........................      16,693      36,120
 Net short-term notes payable to affiliates............       6,200     144,500
 Other liabilities.....................................     101,705      70,717
 Provision for reinsurance in unauthorized companies...         495         --
 Federal income taxes payable..........................       3,288         --
 Payable for securities................................      24,482      15,136
 Payable to affiliates.................................         --       11,517
 Separate account liabilities..........................   4,512,979   4,899,289
                                                        ----------- -----------
Total liabilities......................................  13,503,314  11,376,516
Commitments and contingencies (Note 10)
Capital and surplus:
 Common stock, $10 par value, 500,000 shares
  authorized, 266,000 issued and outstanding...........       2,660       2,660
 Paid-in surplus.......................................     254,282     154,282
 Unassigned surplus....................................     225,283     197,713
                                                        ----------- -----------
Total capital and surplus..............................     482,225     354,655
                                                        ----------- -----------
Total liabilities and capital and surplus.............. $13,985,539 $11,731,171
                                                        =========== ===========

See accompanying notes.

                           PFL Life Insurance Company

                   Statements of Operations--Statutory Basis
                             (Dollars in thousands)

                                                   Year ended December 31
                                                  2000       1999      1998
                                                ---------  --------- ---------
Revenues:
  Premiums and other considerations, net of
   reinsurance:
    Life......................................  $ 882,537  $ 227,510 $ 516,111
    Annuity and deposit funds.................  3,223,121  1,413,049   667,920
    Accident and health.......................    152,293    160,570   178,593
  Net investment income.......................    527,313    437,549   446,984
  Amortization of interest maintenance
   reserve....................................      3,867      7,588     8,656
  Commissions and expense allowances on
   reinsurance ceded..........................     26,942     24,741    32,781
  Separate account fee income.................     62,982     49,826    37,137
                                                ---------  --------- ---------
                                                4,879,055  2,320,833 1,888,182
Benefits and expenses:
  Benefits paid or provided for:
  Life and accident and health benefits.......    111,054    115,621   135,184
  Surrender benefits..........................  1,315,484  1,046,611   732,796
  Other benefits..............................    205,110    169,479   152,209
    Increase (decrease) in aggregate reserves
     for policies and contracts:
    Life......................................    556,724    195,606   473,158
    Annuity...................................    541,540    111,427  (278,665)
    Accident and health.......................     50,794     48,835    36,407
    Other.....................................      5,986     10,480    17,550
    Increase in liability for premium and
     other deposit funds......................  1,183,833        --        --
                                                ---------  --------- ---------
                                                3,970,525  1,698,059 1,268,639
Insurance expenses:
  Commissions.................................    196,101    167,146   136,569
  General insurance expenses..................     58,019     54,191    48,018
  Taxes, licenses and fees....................     26,740     12,382    19,166
  Net transfers to separate accounts..........    515,325    309,307   302,839
  Other expenses..............................        776        229     1,016
                                                ---------  --------- ---------
                                                  796,961    543,255   507,608
                                                ---------  --------- ---------
                                                4,767,486  2,241,314 1,776,247
                                                ---------  --------- ---------
Gain from operations before federal income tax
 expense and net realized capital gains
 (losses) on investments......................    111,569     79,519   111,935
Federal income tax expense....................     51,251     25,316    49,835
                                                ---------  --------- ---------
Gain from operations before net realized
 capital gains (losses) on investments........     60,318     54,203    62,100
Net realized capital gains (losses) on
 investments (net of related federal income
 taxes and amounts transferred to (from)
 interest maintenance reserve)................     (9,474)     6,365     3,398
                                                ---------  --------- ---------
Net income....................................  $  50,844  $  60,568 $  65,498
                                                =========  ========= =========

See accompanying notes.

                           PFL Life Insurance Company

         Statements of Changes in Capital and Surplus--Statutory Basis
                             (Dollars in thousands)

                                                                       Total
                                         Common Paid-in  Unassigned Capital and
                                         Stock  Surplus   Surplus     Surplus
                                         ------ -------- ---------- -----------
Balance at January 1, 1998.............. $2,660 $154,282  $272,420   $429,362
  Net income............................    --       --     65,498     65,498
  Change in net unrealized capital
   gains................................    --       --      4,504      4,504
  Change in non-admitted assets.........    --       --       (260)      (260)
  Change in asset valuation reserve.....    --       --    (21,763)   (21,763)
  Dividend to stockholder...............    --       --   (120,000)  (120,000)
  Change in provision for reinsurance in
   unauthorized companies...............    --       --      2,036      2,036
  Tax benefit on stock options
   exercised............................    --       --      2,476      2,476
  Change in surplus in separate
   accounts.............................    --       --        675        675
                                         ------ --------  --------   --------
Balance at December 31, 1998............  2,660  154,282   205,586    362,528
  Net income............................    --       --     60,568     60,568
  Change in net unrealized capital
   gains................................    --       --    (20,217)   (20,217)
  Change in non-admitted assets.........    --       --       (980)      (980)
  Change in asset valuation reserve.....    --       --    (11,605)   (11,605)
  Dividend to stockholder...............    --       --    (40,000)   (40,000)
  Tax benefit on stock options
   exercised............................    --       --      1,305      1,305
  Change in surplus in separate
   accounts.............................    --       --        245        245
  Settlement of prior period tax returns
   and other tax-related adjustments....    --       --      2,811      2,811
                                         ------ --------  --------   --------
Balance at December 31, 1999............  2,660  154,282   197,713    354,655
  Net income............................    --       --     50,844     50,844
  Change in net unrealized capital
   gains................................    --       --    (19,784)   (19,784)
  Change in non-admitted assets.........    --       --     (1,210)    (1,210)
  Change in asset valuation reserve.....    --       --     (2,999)    (2,999)
  Tax benefit on stock options
   exercised............................    --       --      1,438      1,438
  Change in surplus in separate
   accounts.............................    --       --       (224)      (224)
  Change in provision for reinsurance in
   unauthorized companies...............    --       --       (495)      (495)
  Capital contribution..................    --   100,000       --     100,000
                                         ------ --------  --------   --------
Balance at December 31, 2000............ $2,660 $254,282  $225,283   $482,225
                                         ====== ========  ========   ========

See accompanying notes.

                           PFL Life Insurance Company

                    Statements of Cash Flow--Statutory Basis
                             (Dollars in thousands)

                                               Year ended December 31
                                            2000         1999         1998
                                         -----------  -----------  -----------
Operating activities
Premiums and other considerations, net
 of reinsurance........................  $ 4,285,644  $ 1,830,365  $ 1,396,428
Net investment income..................      508,646      441,737      469,246
Life and accident and health claims....     (114,001)    (124,178)    (138,249)
Surrender benefits and other fund
 withdrawals...........................   (1,315,484)  (1,046,611)    (732,796)
Other benefits to policyholders........     (205,100)    (169,476)    (152,167)
Commissions, other expenses and other
 taxes.................................     (267,778)    (238,192)    (197,135)
Net transfers to separate accounts.....     (477,575)    (280,923)    (276,375)
Federal income taxes...................      (45,190)     (24,709)     (72,176)
Other, net.............................      230,529      (23,047)     (93,095)
                                         -----------  -----------  -----------
Net cash provided by operating
 activities............................    2,599,691      364,966      203,681
Investing activities
Proceeds from investments sold, matured
 or repaid:
  Bonds and preferred stocks...........    4,817,508    3,283,038    3,347,174
  Common stocks........................       50,953       60,293       34,564
  Mortgage loans on real estate........      129,336      158,739      192,210
  Real estate..........................        2,042       13,367        5,624
  Policy loans.........................        2,300          186          --
  Other................................       14,366        6,133        7,210
                                         -----------  -----------  -----------
                                           5,016,505    3,521,756    3,586,782
Cost of investments acquired:
  Bonds and preferred stocks...........   (6,989,279)  (3,398,158)  (3,251,822)
  Common stocks........................      (54,697)     (76,200)     (36,379)
  Mortgage loans on real estate........     (372,757)    (480,750)    (257,039)
  Real estate..........................         (149)      (7,568)     (11,458)
  Policy loans.........................          --           --        (2,922)
  Other................................     (116,485)     (48,719)     (44,514)
                                         -----------  -----------  -----------
                                          (7,533,367)  (4,011,395)  (3,604,134)
                                         -----------  -----------  -----------
Net cash used in investing activities..   (2,516,862)    (489,639)     (17,352)
Financing activities
Issuance (repayment) of short-term
 intercompany notes payable............     (138,300)     135,079       (6,979)
Capital contribution...................      100,000          --           --
Dividends to stockholder...............          --       (40,000)    (120,000)
                                         -----------  -----------  -----------
Net cash provided by (used in)
 financing activities..................      (38,300)      95,079     (126,979)
                                         -----------  -----------  -----------
Increase (decrease) in cash and short-
 term investments......................       44,529      (29,594)      59,350
Cash and short-term investments at
 beginning of year.....................       53,695       83,289       23,939
                                         -----------  -----------  -----------
Cash and short-term investments at end
 of year...............................  $    98,224  $    53,695  $    83,289
                                         ===========  ===========  ===========

See accompanying notes.

                           PFL Life Insurance Company

                 Notes to Financial Statements--Statutory Basis
                             (Dollars in thousands)

                               December 31, 2000

1. Organization and Summary of Significant Accounting Policies

Organization

PFL Life Insurance Company ("the Company") is a stock life insurance company and is a wholly-owned subsidiary of First AUSA Life Insurance Company ("First AUSA"), which, in turn, is a wholly-owned subsidiary of AEGON USA, Inc. ("AEGON"). AEGON is an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

Effective March 1, 2001, the Company intends to change its name to Transamerica Life Insurance Company.

Nature of Business

The Company sells individual non-participating whole life, endowment and term contracts, as well as a broad line of single fixed and flexible premium annuity products and guaranteed interest contracts. In addition, the Company offers group life, universal life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia and Guam. Sales of the Company's products are primarily through the Company's agents and financial institutions.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Significant estimates and assumptions are utilized in the calculation of aggregate policy reserves, policy and contract claim reserves, guaranty fund assessment accruals and valuation allowances on investments. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the financial statements.

The accompanying financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa ("Insurance Department"), which practices differ in some respects from accounting principles generally accepted in the United States. The more significant of these differences are as follows:
(a) bonds are generally reported at amortized cost rather than segregating the portfolio into held-to-maturity (reported at amortized cost), available-for-sale (reported at fair value), and trading (reported at fair value) classifications; (b) acquisition costs of acquiring new business are charged to current operations as incurred rather than deferred and amortized over the life of the policies or over the expected gross profit stream; (c) policy reserves on traditional life products are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions; (d) policy reserves on certain investment products use discounting methodologies based on statutory interest rates rather than full account values; (e) reinsurance amounts are netted against the corresponding asset or liability rather than shown as gross amounts on the balance sheet; (f) deferred income taxes are not provided for the difference between the financial statement and income tax bases of assets and liabilities; (g) net realized gains or losses attributed to changes in the level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the

                           PFL Life Insurance Company

                             (Dollars in thousands)


1. Organization and Summary of Significant Accounting Policies (continued)

statement of operations when the sale is completed; (h) potential declines in the estimated realizable value of investments are provided for through the establishment of a formula-determined statutory investment reserve (reported as a liability), changes to which are charged directly to surplus, rather than through recognition in the statement of operations for declines in value, when such declines are judged to be other than temporary; (i) certain assets designated as "non-admitted assets" have been charged to surplus rather than being reported as assets; (j) revenues for universal life and investment products consist of premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; (k) pension expense is recorded as amounts are paid; (l) adjustments to federal income taxes of prior years are charged or credited directly to unassigned surplus, rather than reported as a component of expense in the statement of operations; and (m) a liability is established for "unauthorized reinsurers" and changes in this liability are charged or credited directly to unassigned surplus. The effects of these variances have not been determined by the Company but are presumed to be material.

The National Association of Insurance Commissioners ("NAIC") has revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual will be effective January 1, 2001. The State of Iowa has adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The cumulative effect of changes in accounting principles adopted to conform to the revised Accounting Practices and Procedures Manual will be reported as an adjustment to surplus as of January 1, 2001. Management believes the effect of these changes will not result in a significant reduction in the Company's statutory-basis capital and surplus as of adoption.

Cash and Short-Term Investments

For purposes of the statements of cash flow, the Company considers all highly liquid investments with remaining maturity of one year or less when purchased to be short-term investments.

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accretion of discounts. Amortization is computed using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks of unaffiliated and affiliated companies, which includes shares of mutual funds and real estate investment trusts, are carried at market value. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and limited partnerships and are recorded at equity in underlying net assets. Other "admitted assets" are valued, principally at cost, as required or permitted by Iowa Insurance Laws.

                           PFL Life Insurance Company

                             (Dollars in thousands)


1. Organization and Summary of Significant Accounting Policies (continued)

Net realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve ("AVR") is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve ("IMR"), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. During 2000, 1999 and 1998, the Company excluded investment income due and accrued of $6,584, $530 and $102, respectively, with respect to such practices.

The Company uses interest rate swaps as part of its overall interest rate risk management strategy for certain life insurance and annuity products. The Company has entered into several interest rate swap contracts to modify the interest rate characteristics of the underlying liabilities. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

The Company has entered into interest rate cap agreements to hedge the exposure of changing interest rates. The cash flows from the interest rate caps will help offset losses that might occur from changes in interest rates. The cost of such agreement is included in interest expense ratably during the life of the agreement. Income received as a result of the cap agreement will be recognized in investment income as earned. The unamortized cost of the agreement is included in other invested assets.

Aggregate Policy Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners' Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to

                           PFL Life Insurance Company

                             (Dollars in thousands)


1. Organization and Summary of Significant Accounting Policies (continued)

the present value of future payments assuming interest rates ranging from 3.50 to 8.75 percent and mortality rates, where appropriate, from a variety of tables.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Guaranteed Interest Contracts

The Company's guaranteed interest contracts ("GICs") consist of three types. One type is guaranteed as to principal along with interest guarantees based upon predetermined indices. The second type guarantees principal and interest but also includes a penalty if the contract is surrendered early. The third type guarantees principal and interest and is non-surrenderable before the fixed maturity date. Policy reserves on the GICs are determined following the retrospective deposit method and consist of contract values that accrue to the benefit of the policyholder.

Separate Accounts

Assets held in trust for purchases of variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The separate accounts do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the contract owners. The Company received variable contract premiums of $843,530, $486,282 and $345,319 in 2000, 1999 and 1998,
respectively. All variable account contracts are subject to discretionary withdrawal by the contract owner at the market value of the underlying assets less the current surrender charge.

Stock Option Plan

AEGON N.V. sponsors a stock option plan that includes eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to surplus.

                           PFL Life Insurance Company

                             (Dollars in thousands)


1. Organization and Summary of Significant Accounting Policies (continued)

Reclassifications

Certain reclassifications have been made to the 1999 and 1998 financial statements to conform to the 2000 presentation.

2. Fair Values of Financial Instruments

Statement of Financial Accounting Standard ("SFAS") No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheet, for which it is practicable to estimate that value. SFAS No. 119, Disclosures about Derivative Financial Instruments and Fair Value of Financial Instruments, requires additional disclosure about derivatives. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. SFAS No. 107 and No. 119 exclude certain financial instruments and all nonfinancial instruments from their disclosure requirements and allow companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

  Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate their fair values.

  Investment securities: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities, including affiliated mutual funds and real estate investment trusts, are based on quoted market prices.

  Mortgage loans and policy loans: The fair values for mortgage loans are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying amount.

  Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts, which include guaranteed interest contracts, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

  Interest rate caps and interest rate swaps: Estimated fair value of interest rate caps are based upon the latest quoted market price. Estimated fair value of interest rate swaps are based upon the pricing differential for similar swap agreements. The related carrying value of these items is included with other invested assets.

                           PFL Life Insurance Company

                             (Dollars in thousands)


2. Fair Values of Financial Instruments (continued)

  Net short-term notes payable to affiliates: The fair values for short-term notes payable to affiliates are assumed to equal their carrying amount.

Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company's financial instruments subject to the provisions of SFAS No. 107 and No. 119:

                                                   December 31
                                           2000                   1999
                                   ---------------------  ---------------------
                                    Carrying               Carrying
                                     Amount   Fair Value    Amount   Fair Value
                                   ---------- ----------  ---------- ----------
Admitted assets
Cash and short-term investments..  $   98,224 $   98,224  $   53,695 $   53,695
Bonds............................   7,009,825  7,014,991   4,892,156  4,757,325
Preferred stocks.................      19,987     18,214      17,074     15,437
Common stocks....................      84,736     84,736      71,658     71,658
Affiliated common stock..........       3,781      3,781       6,764      6,764
Mortgage loans on real estate....   1,585,896  1,628,936   1,339,202  1,299,160
Policy loans.....................      57,571     57,571      59,871     59,871
Interest rate cap................       3,224         49       4,959      1,784
Interest rate swaps..............       3,875    (14,777)      8,134     10,609
Separate account assets..........   4,519,029  4,519,029   4,905,374  4,905,374
Liabilities
Investment contract liabilities..   5,937,734  5,848,592   4,207,369  4,059,842
Separate account liabilities.....   4,070,462  3,986,122   4,377,676  4,212,615
Net short-term notes payable to
 affiliates......................       6,200      6,200     144,500    144,500

                           PFL Life Insurance Company

                             (Dollars in thousands)


3. Investments

The carrying amounts and estimated fair values of investments in debt securities were as follows:

                                                 Gross      Gross
                                     Carrying  Unrealized Unrealized Estimated
                                      Amount     Gains      Losses   Fair Value
                                    ---------- ---------- ---------- ----------
December 31, 2000
Bonds:
  United States Government and
   agencies........................ $   88,108  $  1,121   $  1,044  $   88,185
  State, municipal and other
   government......................    239,700     8,954      9,465     239,189
  Public utilities.................    573,870     9,149      4,213     578,806
  Industrial and miscellaneous.....  2,945,326    63,181     73,026   2,935,481
  Mortgage and other asset-backed
   securities......................  3,162,821    43,092     32,583   3,173,330
                                    ----------  --------   --------  ----------
                                     7,009,825   125,497    120,331   7,014,991
Preferred stocks...................     19,987        14      1,787      18,214
                                    ----------  --------   --------  ----------
                                    $7,029,812  $125,511   $122,118  $7,033,205
                                    ==========  ========   ========  ==========
December 31, 1999
Bonds:
  United States Government and
   agencies........................ $  141,390  $    142   $  4,520  $  137,012
  State, municipal and other
   government......................    137,745     5,168      1,627     141,286
  Public utilities.................    219,791     1,148      6,777     214,162
  Industrial and miscellaneous.....  2,078,145    20,042     84,919   2,013,268
  Mortgage and other asset-backed
   securities......................  2,315,085    24,214     87,702   2,251,597
                                    ----------  --------   --------  ----------
                                     4,892,156    50,714    185,545   4,757,325
Preferred stocks...................     17,074         2      1,639      15,437
                                    ----------  --------   --------  ----------
                                    $4,909,230  $ 50,716   $187,184  $4,772,762
                                    ==========  ========   ========  ==========

The carrying amounts and estimated fair values of bonds at December 31, 2000, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                           Carrying  Estimated
                                                            Amount   Fair Value
                                                          ---------- ----------
   Due in one year or less............................... $  210,119 $  210,949
   Due after one year through five years.................  1,945,813  1,945,148
   Due after five years through ten years................  1,075,232  1,070,680
   Due after ten years...................................    615,840    614,884
                                                          ---------- ----------
                                                           3,847,004  3,841,661
   Mortgage and other asset-backed securities............  3,162,821  3,173,330
                                                          ---------- ----------
                                                          $7,009,825 $7,014,991
                                                          ========== ==========

                           PFL Life Insurance Company

                             (Dollars in thousands)


3. Investments (continued)

A detail of net investment income is presented below:

                                                       Year ended December 31
                                                       2000     1999     1998
                                                     -------- -------- --------
   Interest on bonds and preferred stock............ $421,931 $347,639 $374,478
   Dividends on equity investments..................      644      734    1,357
   Interest on mortgage loans.......................  111,356   92,325   77,960
   Rental income on real estate.....................    8,070    7,322    6,553
   Interest on policy loans.........................    4,248    4,141    4,080
   Other investment income..........................    4,549    7,978    2,576
                                                     -------- -------- --------
   Gross investment income..........................  550,798  460,139  467,004
   Less investment expenses.........................   23,485   22,590   20,020
                                                     -------- -------- --------
   Net investment income............................ $527,313 $437,549 $446,984
                                                     ======== ======== ========

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

                                                  Year ended December 31
                                                2000        1999        1998
                                             ----------  ----------  ----------
   Proceeds................................. $4,817,508  $3,283,038  $3,347,174
                                             ==========  ==========  ==========
   Gross realized gains..................... $   24,440  $   21,171  $   48,760
   Gross realized losses....................    (55,422)    (32,259)     (8,072)
                                             ----------  ----------  ----------
   Net realized gains (losses).............. $  (30,982) $  (11,088) $   40,688
                                             ==========  ==========  ==========

At December 31, 2000, investments with an aggregate carrying value of $59,986 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

                           PFL Life Insurance Company

                             (Dollars in thousands)


3. Investments (continued)

Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:

                                                          Realized
                                                   Year ended December 31
                                                   2000      1999      1998
                                                 --------  --------  --------
   Debt securities.............................. $(30,982) $(11,088) $ 40,688
   Equity securities............................    5,551    11,433      (879)
   Mortgage loans on real estate................    2,659     4,661    12,637
   Real estate..................................      220       900     3,176
   Short-term investments.......................        9    (1,407)    1,533
   Other invested assets........................   (7,690)      534    (2,523)
                                                 --------  --------  --------
                                                  (30,233)    5,033    54,632
   Tax effect...................................    5,199    (5,535)  (22,290)
   Transfer from (to) interest maintenance
    reserve.....................................   15,560     6,867   (28,944)
                                                 --------  --------  --------
   Net realized gains (losses).................. $ (9,474) $  6,365  $  3,398
                                                 ========  ========  ========
                                                    Change in Unrealized
                                                   Year ended December 31
                                                   2000      1999      1998
                                                 --------  --------  --------
   Bonds........................................ $(20,789) $(12,711) $   (836)
   Preferred stocks.............................      (93)   (2,753)      --
   Common stocks................................      800    (3,980)    3,751
   Mortgage loans...............................      296      (147)     (150)
   Other invested assets........................      183      (626)    1,739
   Real estate..................................     (181)      --        --
                                                 --------  --------  --------
   Change in unrealized......................... $(19,784) $(20,217) $  4,504
                                                 ========  ========  ========

Gross unrealized gains and gross unrealized losses on common stocks are as follows:

                                                                 December 31
                                                                2000     1999
                                                               -------  -------
   Unrealized gains........................................... $11,387  $11,369
   Unrealized losses..........................................  (1,792)  (5,078)
                                                               -------  -------
   Net unrealized gains....................................... $ 9,595  $ 6,291
                                                               =======  =======

During 2000, the Company issued mortgage loans with interest rates ranging from 7.73% to 9.43%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 80%. Mortgage loans with a carrying value of $1,450 were non-income producing for the previous twelve months. Accrued interest of $158 related to these mortgage loans was excluded from investment income. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

                           PFL Life Insurance Company

                             (Dollars in thousands)


3. Investments (continued)

At December 31, 2000 and 1999, the Company held a mortgage loan loss reserve in the asset valuation reserve of $18,139 and $15,173, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

       Geographic Distribution


                         December 31
                         2000   1999
                         -----  -----
South Atlantic..........    26%    27%
Pacific.................    22     18
E. North Central........    14     17
Middle Atlantic.........    12     15
Mountain................    11      9
W. South Central........     6      6
W. North Central........     4      4
E. South Central........     2      3
New England.............     3      1

        Property Type Distribution

                         December 31
                         2000   1999
                         -----  -----
Office..................    40%    39%
Retail..................    24     28
Industrial..............    21     18
Apartment...............    10     11
Other...................     5      4

At December 31, 2000, the Company had no investments (excluding U. S. Government guaranteed or insured issues) which individually represented more than ten percent of capital and surplus and the asset valuation reserve, collectively.

The Company utilizes a variety of off-balance sheet financial instruments as part of its efforts to hedge and manage fluctuations in the market value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. These instruments include interest rate swaps and caps. All involve elements of credit and market risks in excess of the amounts recognized in the accompanying financial statements at a given point in time. The contract or notional amounts of those instruments reflect the extent of involvement in the various types of financial instruments.

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process. Interest rate swaps are used to modify the interest rate characteristics of the underlying liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating-rate interest amounts based upon an underlying notional amount. Generally, no cash is exchanged at the outset of the swap contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

The Company owns an interest rate cap to hedge against a rising interest rate environment. The cash flows from the interest rate cap will help offset losses that might occur from disintermediation resulting from a rise in interest rates. The cap is designed to hedge against a sharp rise in interest rates during the period beginning two years from entering into the contract through the seventh year. If this event occurs, the cap will provide cash flow to offset the lower spread anticipated on in force liabilities during such an environment. A lower spread on in force business is anticipated due to increases in crediting rates (intended to prevent lapses), before the yield on existing assts rises by a commensurate amount. The counterparty is required to provide quarterly financial statements for the Company's review. The market value of the contract is monitored on a timely basis and the credit exposure is measured by the fair value (market value) of the contract at the reporting date.

                           PFL Life Insurance Company

                             (Dollars in thousands)


3. Investments (continued)

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. This exposure includes settlement risk (risk that the counterparty defaults after the Company has delivered funds or securities under the terms of the contract) which results in an accounting loss and replacement cost risk (cost to replace the contract at current market rates should the counterparty default prior to the settlement date). There is no off-balance sheet exposure to credit risk that would result in an immediate accounting loss (settlement risk) associated with counterparty nonperformance on interest rate swap agreements. Interest rate swap agreements are subject to replacement cost risk, which equals the cost to replace those contracts in a net gain position should a counterparty default. These instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable.

At December 31, 2000 and 1999, the Company's outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

                                                               Notional Amount
                                                                2000     1999
                                                              -------- --------
   Derivative securities:
     Interest rate swaps:
       Receive fixed--pay floating........................... $451,770 $115,000
       Receive floating--pay fixed...........................  596,388   64,017
       Receive floating (uncapped)--pay floating (capped)....   32,593   41,617
       Receive floating (LIBOR)--pay floating (S&P)..........  345,000   60,000
     Interest rate cap agreements............................  518,515  500,000

4. Reinsurance

The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Reinsurance assumption and cession treaties are transacted primarily with affiliates. Premiums earned reflect the following reinsurance assumed and ceded amounts:

                                                  Year ended December 31
                                                2000        1999        1998
                                             ----------  ----------  ----------
   Direct premiums.......................... $3,205,023  $1,942,716  $1,533,822
   Reinsurance assumed......................  1,177,833       2,723       2,366
   Reinsurance ceded........................   (124,905)   (144,310)   (173,564)
                                             ----------  ----------  ----------
   Net premiums earned...................... $4,257,951  $1,801,129  $1,362,624
                                             ==========  ==========  ==========

                           PFL Life Insurance Company

                             (Dollars in thousands)


4. Reinsurance (continued)

The Company received reinsurance recoveries in the amount of $123,039, $139,138 and $173,297 during 2000, 1999 and 1998, respectively. At December 31, 2000 and 1999, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $28,080 and $35,511, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2000 and 1999 of $1,564,867 and $1,922,322, respectively.

At December 31, 2000, amounts recoverable from unauthorized reinsurers of $30,948 (1999--$39,996) and reserve credits for reinsurance ceded of $85,163 (1999--$50,846) were associated with a single reinsurer and its affiliates. The Company holds collateral under these reinsurance agreements in the form of trust agreements totaling $118,865 at December 31, 2000, that can be drawn on for amounts that remain unpaid for more than 120 days.

5. Income Taxes

For federal income tax purposes, the Company joins in a consolidated tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains (losses) on investments for the following reasons:

                                                     Year ended December 31
                                                      2000     1999     1998
                                                     -------  -------  -------
   Computed tax at federal statutory rate (35%)..... $39,049  $27,832  $39,177
   IMR amortization.................................  (1,353)  (2,656)  (3,030)
   Tax reserve adjustment...........................   2,569    1,390      607
   Excess tax depreciation..........................    (207)    (219)    (223)
   Deferred acquisition costs--tax basis............  24,629    5,979   11,827
   Prior year under (over) accrual..................  (3,947)  (3,492)   1,750
   Dividend received deduction......................  (1,802)  (1,666)  (1,053)
   Low income housing credits.......................  (4,328)     --       --
   Other items--net.................................  (3,359)  (1,852)     780
                                                     -------  -------  -------
   Federal income tax expense....................... $51,251  $25,316  $49,835
                                                     =======  =======  =======

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to realized gains (losses) due to the differences in book and tax asset bases at the time certain investments are sold.

                           PFL Life Insurance Company

                             (Dollars in thousands)


5. Income Taxes (continued)

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the policyholders' surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($20,387 at December 31, 2000). To the extent dividends are paid from the amount accumulated in the policyholders' surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $7,135.

The Company's federal income tax returns have been examined and closing agreements have been executed with the Internal Revenue Service through 1992. The examination field work for 1993 through 1995 has been completed and these years are under appeal. An examination is underway for years 1996 through 1997.

6. Policy and Contract Attributes

A portion of the Company's policy reserves and other policyholders' funds (including separate account liabilities) relate to liabilities established on a variety of the Company's annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, are summarized as follows:

                                                      December 31
                                               2000                1999
                                        ------------------- -------------------
                                                    Percent             Percent
                                                      of                  of
                                          Amount     Total    Amount     Total
                                        ----------- ------- ----------- -------
   Subject to discretionary withdrawal
    with market value adjustment....... $   221,151     2%  $   114,544     1%
   Subject to discretionary withdrawal
    at book value less surrender
    charge.............................   1,635,769    14       828,490     8
   Subject to discretionary withdrawal
    at market value....................   4,006,227    34     4,313,445    41
   Subject to discretionary withdrawal
    at book value (minimal or no
    charges or adjustments)............   4,279,843    37     5,021,762    48
   Not subject to discretionary
    withdrawal provision...............   1,453,732    13       248,444     2
                                        -----------   ---   -----------   ---
                                         11,596,722   100    10,526,685   100%
   Less reinsurance ceded..............   1,504,445           1,863,810
                                        -----------         -----------
   Total policy reserves on annuities
    and deposit fund liabilities....... $10,092,277         $ 8,662,875
                                        ===========         ===========

                           PFL Life Insurance Company

                             (Dollars in thousands)


6. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                 Year ended December 31
                                                2000       1999       1998
                                              ---------  ---------  --------
   Transfers as reported in the summary of
    operations of the separate accounts
    statement:
     Transfers to separate accounts.......... $ 843,530  $ 486,282  $345,319
     Transfers from separate accounts........  (325,645)  (175,822)  (42,671)
                                              ---------  ---------  --------
   Net transfers to separate accounts........   517,885    310,460   302,648
   Miscellaneous reconciling adjustments.....    (2,560)    (1,153)      191
                                              ---------  ---------  --------
   Transfers as reported in the summary of
    operations of the life, accident and
    health annual statement.................. $ 515,325  $ 309,307  $302,839
                                              =========  =========  ========

Reserves on the Company's traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 2000 and 1999, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:

                                                       Gross   Loading    Net
                                                      -------  -------  -------
   December 31, 2000
   Life and annuity:
     Ordinary direct first year business............. $ 2,763  $1,854   $   909
     Ordinary direct renewal business................  20,180   6,063    14,117
     Group life direct business......................     319     152       167
     Reinsurance ceded...............................  (1,088)    --     (1,088)
                                                      -------  ------   -------
                                                       22,174   8,069    14,105
   Accident and health:
     Direct..........................................     151     --        151
     Reinsurance ceded...............................     (21)    --        (21)
                                                      -------  ------   -------
   Total accident and health.........................     130     --        130
                                                      -------  ------   -------
                                                      $22,304  $8,069   $14,235
                                                      =======  ======   =======
   December 31, 1999
   Life and annuity:
     Ordinary direct first year business............. $ 2,823  $2,085   $   738
     Ordinary direct renewal business................  20,950   6,289    14,661
     Group life direct business......................     638     243       395
     Reinsurance ceded...............................  (1,269)    (16)   (1,253)
                                                      -------  ------   -------
                                                       23,142   8,601    14,541
   Accident and health:
     Direct..........................................     138     --        138
     Reinsurance ceded...............................     (23)    --        (23)
                                                      -------  ------   -------
   Total accident and health.........................     115     --        115
                                                      -------  ------   -------
                                                      $23,257  $8,601   $14,656
                                                      =======  ======   =======

                           PFL Life Insurance Company

                             (Dollars in thousands)


6. Policy and Contract Attributes (continued)

At December 31, 2000 and 1999, the Company had insurance in force aggregating $48,824 and $41,720, respectively, in which the gross premiums are less than the net premiums required by the standard valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $1,227 and $871 to cover these deficiencies at December 31, 2000 and 1999, respectively.

7. Dividend Restrictions

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its parent company. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory capital and surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2001, without the prior approval of insurance regulatory authorities, is $60,319.

The Company paid dividends to its parent of $40,000 and $120,000 in 1999 and 1998, respectively.

8. Retirement and Compensation Plans

The Company's employees participate in a qualified benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the SFAS No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee's compensation during the highest five consecutive years of employment. Pension expense aggregated $457, $408 and $380 for the years ended December 31, 2000, 1999 and 1998, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements, are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant's salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $310, $267 and $233 for the years ended December 31, 2000, 1999 and 1998, respectively.

AEGON sponsors supplemental retirement plans to provide the Company's senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee's compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company's allocation of expense for these plans for each of the years ended December 31, 2000, 1999 and 1998 was negligible. AEGON also sponsors an employee stock option plan for individuals employed at least

                           PFL Life Insurance Company

                             (Dollars in thousands)


8. Retirement and Compensation Plans (continued)

three years and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $41, $28 and $62 for the years ended December 31, 2000, 1999 and 1998, respectively.

9. Related Party Transactions

The Company shares certain offices, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2000, 1999 and 1998, the Company paid $21,115, $19,983 and $18,706, respectively, for these services, which approximates their costs to the affiliates.

Payables to affiliates bear interest at the thirty-day commercial paper rate of 6.40% at December 31, 2000. During 2000, 1999 and 1998, the Company paid net interest of $1,234, $1,994 and $1,491, respectively, to affiliates.

During 2000, the Company received a capital contribution of $100,000 in cash from its parent.

At December 31, 2000 and 1999, the Company has net short-term notes payable to an affiliate of $6,200 and $144,500, respectively. At December 31, 2000, this consists of short-term notes receivable from affiliates of $99,800 and short-term notes payable to affiliates of $106,000. At December 31, 1999, this consists of short-term notes receivable from affiliates of $21,300 and short-term notes payable to affiliates of $165,800. Interest on these notes accrues at rates ranging from 6.48% to 6.52% at December 31, 2000 and 4.85% to 5.90% at December 31, 1999.

During 1998, the Company issued life insurance policies to certain affiliated companies, covering the lives of certain employees of those affiliates. Premiums of $174,000 related to these policies were recognized during 1998, and aggregate reserves for policies and contracts are $199,491 and $190,299 at December 31, 2000 and 1999, respectively.

10. Commitments and Contingencies

The Company has issued Trust (synthetic) GIC contracts to plan sponsors totaling $311,477 and $374,124 at December 31, 2000 and 1999, respectively, pursuant to terms under which the plan sponsor retains ownership of the assets related to these contracts. The Company guarantees to provide benefit responsiveness in the event that plan benefit requests and other contractual commitments exceed plan cash flows. The plan sponsor agrees to reimburse the Company for such benefit payments with interest, either at a fixed or floating rate, from future plan and asset cash flows. In return for this guarantee, the Company receives a premium which varies based on such

                           PFL Life Insurance Company

                             (Dollars in thousands)


10. Commitments and Contingencies (continued)

elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow matching. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material effect on reported financial results. The assets relating to such contracts are not recognized in the Company's statutory-basis financial statements. A contract reserve has been established for the possibility of unexpected benefit payments at below market interest rates.

The Company may lend securities to approved broker and other parties to earn additional income. The Company receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of loaned securities is determined at the close of business and any additional required collateral is delivered to the Company on the next business day. Although risk is mitigated by collateral, the account could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. At December 31, 2000, the value of securities loaned amounted to $148,927.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management's opinion, after consultation with counsel and a review of available facts, that damages arising from such demands will not be material to the Company's financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $20,188 and $19,662 and an offsetting premium tax benefit of $7,429 and $7,429 at December 31, 2000 and 1999, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (benefit) was $1,134, $1,994 and $1,985 for the years ended December 31, 2000, 1999 and 1998, respectively.

                           PFL Life Insurance Company

                       Summary of Investments--Other Than
                         Investments in Related Parties

                             (Dollars in thousands)
                               December 31, 2000

SCHEDULE I

                                                                Amount at Which
                                                       Market    Shown in the
           Type of Investment              Cost(1)     Value     Balance Sheet
           ------------------             ---------- ---------- ---------------
Fixed maturities
Bonds:
  United States Government and government
   agencies and authorities.............. $   96,119 $   96,425   $   96,119
  States, municipalities and political
   subdivisions..........................    781,607    787,691      781,607
  Foreign governments....................    201,103    206,947      201,103
  Public utilities.......................    573,870    578,806      573,870
  All other corporate bonds..............  5,357,126  5,345,122    5,357,126
Redeemable preferred stock...............     19,987     18,215       19,987
                                          ---------- ----------   ----------
Total fixed maturities...................  7,029,812  7,033,206    7,029,812
Equity securities
Common stocks:
  Public utilities.......................      1,044      1,319        1,319
  Banks, trust and insurance.............      2,108      2,344        2,344
  Industrial, miscellaneous and all
   other.................................     71,989     81,073       81,073
                                          ---------- ----------   ----------
Total equity securities..................     75,141     84,736       84,736
Mortgage loans on real estate............  1,585,896               1,585,896
Real estate..............................     38,671                  38,671
Real estate acquired in satisfaction of
 debt....................................     15,599                  15,599
Policy loans.............................     57,571                  57,571
Other long-term investments..............    218,340                 218,340
Cash and short-term investments..........     98,224                  98,224
                                          ----------              ----------
Total investments........................ $9,119,254              $9,128,849
                                          ==========              ==========

--------
(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

                           PFL Life Insurance Company

                      Supplementary Insurance Information
                             (Dollars in thousands)

SCHEDULE III

                                              Future Policy          Policy and
                                              Benefits and  Unearned  Contract
                                                Expenses    Premiums Liabilities
                                              ------------- -------- -----------
Year ended December 31, 2000
Individual life..............................  $2,107,973   $   --     $ 9,993
Individual health............................     179,488    10,825     11,585
Group life and health........................     109,570     7,014     20,817
Annuity......................................   4,577,664       --         --
                                               ----------   -------    -------
                                               $6,974,695   $17,839    $42,395
                                               ==========   =======    =======
Year ended December 31, 1999
Individual life..............................  $1,550,188   $   --     $ 8,607
Individual health............................     133,214    10,311     10,452
Group life and health........................     105,035     8,604     27,088
Annuity......................................   4,036,751       --         --
                                               ----------   -------    -------
                                               $5,825,188   $18,915    $46,147
                                               ==========   =======    =======
Year ended December 31, 1998
Individual life..............................  $1,355,283   $   --     $ 8,976
Individual health............................      94,294     9,631     12,123
Group life and health........................      93,405    10,298     36,908
Annuity......................................   3,925,293       --         --
                                               ----------   -------    -------
                                               $5,468,275   $19,929    $58,007
                                               ==========   =======    =======

                           PFL Life Insurance Company

                      Supplementary Insurance Information
                             (Dollars in thousands)

SCHEDULE III

                                       Net      Benefits, Claims     Other
                          Premium   Investment     Losses and      Operating Premiums
                          Revenue    Income*   Settlement Expenses Expenses* Written
                         ---------- ---------- ------------------- --------- --------
Year ended December 31,
 2000
Individual life......... $  881,652  $132,477      $  649,924      $476,394  $    --
Individual health.......     88,222    14,132          71,399        39,427    88,000
Group life and health...     64,956    11,008          45,383        33,422    63,474
Annuity.................  3,223,121   369,696       3,203,819       247,718       --
                         ----------  --------      ----------      --------
                         $4,257,951  $527,313      $3,970,525      $796,961
                         ==========  ========      ==========      ========
Year ended December 31,
 1999
Individual life......... $  226,456  $104,029      $  274,730      $141,030  $    --
Individual health.......     77,985    10,036          58,649        35,329    77,716
Group life and health...     83,639    10,422          61,143        38,075    81,918
Annuity.................  1,413,049   313,062       1,303,537       328,821       --
                         ----------  --------      ----------      --------
                         $1,801,129  $437,549      $1,698,059      $543,255
                         ==========  ========      ==========      ========
Year ended December 31,
 1998
Individual life......... $  514,194  $ 85,258      $  545,720      $ 87,455  $    --
Individual health.......     68,963     8,004          48,144        30,442    68,745
Group life and health...    111,547    11,426          82,690        54,352   108,769
Annuity.................    667,920   342,296         592,085       335,359       --
                         ----------  --------      ----------      --------
                         $1,362,624  $446,984      $1,268,639      $507,608
                         ==========  ========      ==========      ========

--------
* Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

                           PFL Life Insurance Company

                                  Reinsurance
                             (Dollars in thousands)

SCHEDULE IV

                                                                      Percentage
                                     Ceded to    Assumed              of Amount
                           Gross      Other     From Other            Assumed to
                           Amount   Companies   Companies  Net Amount    Net
                         ---------- ----------  ---------- ---------- ----------
Year ended December 31,
 2000
Life insurance in
 force.................. $9,477,758 $1,088,937  $   70,808 $8,459,629      .8%
                         ========== ==========  ========== ==========    ====
Premiums:
  Individual life....... $  882,584 $    4,575  $    3,361 $  881,370     0.4%
  Individual health.....     92,426      4,204         --      88,222     --
  Group life and
   health...............    173,505    108,550         --      64,955     --
  Annuity...............  2,056,508      7,576   1,174,472  3,223,404    36.4
                         ---------- ----------  ---------- ----------    ----
                         $3,205,023 $  124,905  $1,177,833 $4,257,951    27.7%
                         ========== ==========  ========== ==========    ====
Year ended December 31,
 1999
Life insurance in
 force.................. $6,538,901 $ (500,192) $  415,910 $6,454,619     6.4%
                         ========== ==========  ========== ==========    ====
Premiums:
  Individual life....... $  227,363 $    3,967  $    2,723 $  226,119     1.2%
  Individual health.....     83,489      5,504         --      77,985     --
  Group life and
   health...............    205,752    122,113         --      83,639     --
  Annuity...............  1,426,112     12,726         --   1,413,386     --
                         ---------- ----------  ---------- ----------    ----
                         $1,942,716 $  144,310  $    2,723 $1,801,129     0.2%
                         ========== ==========  ========== ==========    ====
Year ended December 31,
 1998
Life insurance in
 force.................. $6,384,095 $  438,590  $   39,116 $5,984,621      .6%
                         ========== ==========  ========== ==========    ====
Premiums:
  Individual life....... $  515,164 $    3,692  $    2,366 $  513,838      .5%
  Individual health.....     76,438      7,475         --      68,963     --
  Group life and
   health...............    255,848    144,301         --     111,547     --
  Annuity...............    686,372     18,096         --     668,276     --
                         ---------- ----------  ---------- ----------    ----
                         $1,533,822 $  173,564  $    2,366 $1,362,624      .2%
                         ========== ==========  ========== ==========    ====

                             Financial Statements

                PFL Retirement Builder Variable Annuity Account
                - Retirement Income Builder II Variable Annuity

                         Year ended December 31, 2000
                      with Report of Independent Auditors

                PFL Retirement Builder Variable Annuity Account
                - Retirement Income Builder II Variable Annuity

                             Financial Statements


                         Year ended December 31, 2000



                                   Contents

Report of Independent Auditors...............................................  1

Financial Statements

Balance Sheets...............................................................  2
Statements of Operations..................................................... 18
Statements of Changes in Contract Owners' Equity............................. 26
Notes to Financial Statements................................................ 36

                        Report of Independent Auditors



The Board of Directors and Contract Owners of the Retirement Income Builder II Variable Annuity,
PFL Life Insurance Company


We have audited the accompanying balance sheets of certain subaccounts of PFL Retirement Builder Variable Annuity Account (comprised of the AIM V.I. Capital Appreciation, AIM V.I. Government Securities, AIM V.I. Growth and Income, AIM V.I. Value, Dreyfus Stock Index, Dreyfus VIF - Money Market, Dreyfus VIF - Small Company Stock, MFS Emerging Growth, MFS Emerging Markets Equity, MFS Research, MFS Total Return, MFS Utilities, Oppenheimer Global Securities, Oppenheimer Capital Appreciation, Oppenheimer Main Street Growth & Income, Oppenheimer High Income, Oppenheimer Strategic Bond, WRL VKAM Emerging Growth, WRL Janus Global, WRL Janus Growth, Transamerica VIF Growth, Fidelity - VIP Equity-Income, Fidelity - VIP Growth, Fidelity - VIP High Income, Fidelity - VIP II Contrafund, Fidelity - VIP II Investment Grade Bond, Fidelity - VIP III Growth & Income, Fidelity - VIP III Balanced, and Fidelity - VIP III Mid Cap subaccounts), which are available for investment by contract owners of the Retirement Income Builder II Variable Annuity, as of December 31, 2000, and the related statements of operations and changes in contract owners' equity for the periods indicated thereon. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2000, by correspondence with the mutual funds' transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of PFL Retirement Builder Variable Annuity Account which are available for investment by contract owners of the Retirement Income Builder II Variable Annuity at December 31, 2000, and the results of operations and changes in contract owners' equity for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States.

                                                               ERNST & YOUNG LLP

Des Moines, Iowa
February 2, 2001

                PFL Retirement Builder Variable Annuity Account
                - Retirement Income Builder II Variable Annuity

                                Balance Sheets

                               December 31, 2000


                                                                                              AIM V.I.
                                                                                               Capital
                                                                                            Appreciation
                                                                                             Subaccount
                                                                                           ----------------
Assets
Cash                                                                                       $          23
Investments in mutual funds, at current market value:
   AIM Variable Insurance Funds, Inc.:
     AIM V.I. Capital Appreciation Fund                                                        2,679,246
     AIM V.I. Government Securities Fund                                                               -
     AIM V.I. Growth and Income Fund                                                                   -
     AIM V.I. Value Fund                                                                               -
   Dreyfus Stock Index Fund                                                                            -
  Dreyfus Variable Investment Fund:
     Dreyfus VIF - Money Market Portfolio                                                              -
     Dreyfus VIF - Small Company Stock Portfolio                                                       -
   MFS Variable Insurance Trust:
     MFS Emerging Growth Series                                                                        -
     MFS Emerging Markets Equity Series                                                                -
     MFS Research Series                                                                               -
     MFS Total Return Series                                                                           -
     MFS Utilities Series                                                                              -
   Oppenheimer Variable Account Funds:
     Oppenheimer Global Securities Fund/VA                                                             -
     Oppenheimer Capital Appreciation Fund/VA                                                          -
     Oppenheimer Main Street Growth & Income Fund/VA                                                   -
     Oppenheimer High Income Fund/VA                                                                   -
     Oppenheimer Strategic Bond Fund/VA                                                                -
   WRL Series Fund, Inc.:
     WRL VKAM Emerging Growth                                                                          -
     WRL Janus Global                                                                                  -
     WRL Janus Growth                                                                                  -
  Transamerica Variable Insurance Fund, Inc.:
     Transamerica VIF Growth Portfolio                                                                 -
  Variable Insurance Products Fund:
     Fidelity - VIP Equity-Income Portfolio                                                            -
     Fidelity - VIP Growth Portfolio                                                                   -
     Fidelity - VIP High Income Portfolio                                                              -
  Variable Insurance Products Fund II:
     Fidelity - VIP II Contrafund Portfolio                                                            -
     Fidelity - VIP II Investment Grade Bond Portfolio                                                 -

See accompanying notes.


      AIM V.I.         AIM V.I.
     Government       Growth and        AIM V.I.     Dreyfus Stock     Dreyfus VIF -      Dreyfus VIF -
     Securities         Income           Value           Index         Money Market       Small Company
     Subaccount       Subaccount       Subaccount      Subaccount       Subaccount      Stock Subaccount
  --------------------------------------------------------------------------------------------------------
  $           -     $          55    $               $         33      $         3      $           -
                                                -


             -                  -               -               -                -                  -
       672,492                  -               -               -                -                  -
             -          5,000,978               -               -                -                  -
             -                  -       8,349,558               -                -                  -
             -                  -               -       5,419,472                -                  -

             -                  -               -               -        1,065,530                  -
             -                  -               -               -                -            605,690

             -                  -               -               -                -                  -
             -                  -               -               -                -                  -
             -                  -               -               -                -                  -
             -                  -               -               -                -                  -
             -                  -               -               -                -                  -

             -                  -               -               -                -                  -
             -                  -               -               -                -                  -
             -                  -               -               -                -                  -
             -                  -               -               -                -                  -
             -                  -               -               -                -                  -

             -                  -               -               -                -                  -
             -                  -               -               -                -                  -
             -                  -               -               -                -                  -

             -                  -               -               -                -                  -

             -                  -               -               -                -                  -
             -                  -               -               -                -                  -
             -                  -               -               -                -                  -

             -                  -               -               -                -                  -
             -                  -               -               -                -                  -

                PFL Retirement Builder Variable Annuity Account
                - Retirement Income Builder II Variable Annuity

                          Balance Sheets (continued)


                                                                                              AIM V.I.
                                                                                              Capital
                                                                                            Appreciation
                                                                                             Subaccount
                                                                                         -----------------
Assets (continued)
Investments in mutual funds, at current market value (continued):
  Variable Insurance Products Fund III:
     Fidelity - VIP III Growth & Income Portfolio                                         $           -
     Fidelity - VIP III Balanced Portfolio                                                            -
     Fidelity - VIP III Mid Cap Portfolio                                                             -
                                                                                          -----------------
Total investments in mutual funds                                                             2,679,246
                                                                                          -----------------
Total assets                                                                              $   2,679,269
                                                                                          =================

Liabilities and contract owners' equity
Liabilities:
   Contract terminations payable                                                          $           -
                                                                                          -----------------
Total liabilities                                                                                     -

Contract owners' equity:
   Deferred annuity contracts terminable by owners                                            2,679,269
                                                                                          -----------------
Total liabilities and contract owners' equity                                                $2,679,269
                                                                                          =================

See accompanying notes.

      AIM V.I.         AIM V.I.
     Government       Growth and        AIM V.I.         Dreyfus        Dreyfus VIF -      Dreyfus VIF -
     Securities         Income           Value         Stock Index      Money Market       Small Company
     Subaccount       Subaccount       Subaccount       Subaccount       Subaccount      Stock Subaccount
  ---------------------------------------------------------------------------------------------------------
      $      -         $        -      $        -       $        -          $        -        $      -
             -                  -               -
             -                  -               -                -                   -               -
                                                                 -                   -               -
  ---------------------------------------------------------------------------------------------------------
       672,492          5,000,978       8,349,558        5,419,472           1,065,530         605,690
  ---------------------------------------------------------------------------------------------------------
      $672,492         $5,001,033      $8,349,558       $5,419,505          $1,065,533        $605,690
  =========================================================================================================



      $      1         $        -      $       29       $        -          $        -        $      1
  ---------------------------------------------------------------------------------------------------------
             1                  -              29                -                   -               1

       672,491          5,001,033       8,349,529        5,419,505           1,065,533         605,689
  ---------------------------------------------------------------------------------------------------------
      $672,492         $5,001,033      $8,349,558       $5,419,505          $1,065,533        $605,690
  =========================================================================================================

                PFL Retirement Builder Variable Annuity Account
                - Retirement Income Builder II Variable Annuity

                          Balance Sheets (continued)


                                                                                            MFS Emerging
                                                                                         Growth Subaccount
                                                                                         -----------------
Assets
Cash                                                                                         $        20
Investments in mutual funds, at current market value:
   AIM Variable Insurance Funds, Inc.:
     AIM V.I. Capital Appreciation Fund                                                                -
     AIM V.I. Government Securities Fund                                                               -
     AIM V.I. Growth and Income Fund                                                                   -
     AIM V.I. Value Fund                                                                               -
   Dreyfus Stock Index Fund                                                                            -
  Dreyfus Variable Investment Fund:
     Dreyfus VIF - Money Market Portfolio                                                              -
     Dreyfus VIF - Small Company Stock Portfolio                                                       -
   MFS Variable Insurance Trust:
     MFS Emerging Growth Series                                                                2,512,335
     MFS Emerging Markets Equity Series                                                                -
     MFS Research Series                                                                               -
     MFS Total Return Series                                                                           -
     MFS Utilities Series                                                                              -
   Oppenheimer Variable Account Funds:
     Oppenheimer Global Securities Fund/VA                                                             -
     Oppenheimer Capital Appreciation Fund/VA                                                          -
     Oppenheimer Main Street Growth & Income Fund/VA                                                   -
     Oppenheimer High Income Fund/VA                                                                   -
     Oppenheimer Strategic Bond Fund/VA                                                                -
   WRL Series Fund, Inc.:
     WRL VKAM Emerging Growth                                                                          -
     WRL Janus Global                                                                                  -
     WRL Janus Growth                                                                                  -
  Transamerica Variable Insurance Fund, Inc.:
     Transamerica VIF Growth Portfolio                                                                 -
  Variable Insurance Products Fund:
     Fidelity - VIP Equity-Income Portfolio                                                            -
     Fidelity - VIP Growth Portfolio                                                                   -
     Fidelity - VIP High Income Portfolio                                                              -
  Variable Insurance Products Fund II:
     Fidelity - VIP II Contrafund Portfolio                                                            -
     Fidelity - VIP II Investment Grade Bond Portfolio                                                 -

See accompanying notes.

                                                                           Oppenheimer       Oppenheimer
    MFS Emerging           MFS           MFS Total                           Global            Capital
   Markets Equity        Research         Return        MFS Utilities      Securities       Appreciation
     Subaccount         Subaccount      Subaccount        Subaccount       Subaccount        Subaccount
------------------------------------------------------------------------------------------------------------
  $       -           $          6     $          -      $         -       $         -        $       5

          -                      -                -                -                 -                -
          -                      -                -                -                 -                -
          -                      -                -                -                 -                -
          -                      -                -                -                 -                -
          -                      -                -                -                 -                -

          -                      -                -                -                 -                -
          -                      -                -                -                 -                -

          -                      -                -                -                 -                -
      8,824                      -                -                -                 -                -
          -              1,056,951                -                -                 -                -
          -                      -        2,519,743                -                 -                -
          -                      -                -        7,527,254                 -                -

          -                      -                -                -         1,899,164                -
          -                      -                -                -                 -        2,876,644
          -                      -                -                -                 -                -
          -                      -                -                -                 -                -
          -                      -                -                -                 -                -

          -                      -                -                -                 -                -
          -                      -                -                -                 -                -
          -                      -                -                -                 -                -

          -                      -                -                -                 -                -

          -                      -                -                -                 -                -
          -                      -                -                -                 -                -
          -                      -                -                -                 -                -

          -                      -                -                -                 -                -
          -                      -                -                -                 -                -

                PFL Retirement Builder Variable Annuity Account
                - Retirement Income Builder II Variable Annuity

                          Balance Sheets (continued)

                                                                                           MFS Emerging
                                                                                        Growth Subaccount
                                                                                        -------------------
Assets (continued)
Investments in mutual funds, at current market value (continued):
   Variable Insurance Products Fund III:
     Fidelity - VIP III Growth & Income Portfolio                                       $             -
     Fidelity - VIP III Balanced Portfolio                                                            -
     Fidelity - VIP III Mid Cap Portfolio                                                             -
                                                                                        -------------------
Total investments in mutual funds                                                             2,512,335
                                                                                        -------------------
Total assets                                                                                 $2,512,355
                                                                                        ===================

Liabilities and contract owners' equity
Liabilities:
   Contract terminations payable                                                        $             -
                                                                                        -------------------
Total liabilities                                                                                     -

Contract owners' equity:
   Deferred annuity contracts terminable by owners                                            2,512,355
                                                                                        -------------------
Total liabilities and contract owners' equity                                           $     2,512,355
                                                                                        ===================

See accompanying notes.

                                                                           Oppenheimer      Oppenheimer
    MFS Emerging           MFS           MFS Total                           Global           Capital
   Markets Equity        Research          Return       MFS Utilities      Securities       Appreciation
     Subaccount         Subaccount       Subaccount       Subaccount       Subaccount        Subaccount
-----------------------------------------------------------------------------------------------------------
   $       -          $          -     $          -    $           -     $           -    $           -
           -                     -                -                -                 -                -
           -                     -                -                -                 -                -
-----------------------------------------------------------------------------------------------------------
       8,824             1,056,951        2,519,743        7,527,254         1,899,164        2,876,644
-----------------------------------------------------------------------------------------------------------
   $   8,824          $  1,056,957     $  2,519,743    $   7,527,254     $   1,899,164    $   2,876,649
===========================================================================================================

   $       1          $          -     $          2    $          76     $          12    $           -
-----------------------------------------------------------------------------------------------------------
           1                     -                2               76                12                -

       8,823             1,056,957        2,519,741        7,527,178         1,899,152        2,876,649
-----------------------------------------------------------------------------------------------------------
   $   8,824          $  1,056,957     $  2,519,743    $   7,527,254     $   1,899,164    $   2,876,649
===========================================================================================================

                PFL Retirement Builder Variable Annuity Account
                - Retirement Income Builder II Variable Annuity

                          Balance Sheets (continued)


                                                               Oppenheimer Main
                                                               Street Growth &
                                                              Income Subaccount
                                                              ------------------
Assets
Cash                                                              $        42
Investments in mutual funds, at current market value:
   AIM Variable Insurance Funds, Inc.:
     AIM V.I. Capital Appreciation Fund                                     -
     AIM V.I. Government Securities Fund                                    -
     AIM V.I. Growth and Income Fund                                        -
     AIM V.I. Value Fund                                                    -
   Dreyfus Stock Index Fund                                                 -
  Dreyfus Variable Investment Fund:
     Dreyfus VIF - Money Market Portfolio                                   -
     Dreyfus VIF - Small Company Stock Portfolio                            -
   MFS Variable Insurance Trust:
     MFS Emerging Growth Series                                             -
     MFS Emerging Markets Equity Series                                     -
     MFS Research Series                                                    -
     MFS Total Return Series                                                -
     MFS Utilities Series                                                   -
   Oppenheimer Variable Account Funds:
     Oppenheimer Global Securities Fund/VA                                  -
     Oppenheimer Capital Appreciation Fund/VA                               -
     Oppenheimer Main Street Growth & Income Fund/VA                6,343,937
     Oppenheimer High Income Fund/VA                                        -
     Oppenheimer Strategic Bond Fund/VA                                     -
   WRL Series Fund, Inc.:
     WRL VKAM Emerging Growth                                               -
     WRL Janus Global                                                       -
     WRL Janus Growth                                                       -
  Transamerica Variable Insurance Fund, Inc.:
     Transamerica VIF Growth Portfolio                                      -
  Variable Insurance Products Fund:
     Fidelity - VIP Equity-Income Portfolio                                 -
     Fidelity - VIP Growth Portfolio                                        -
     Fidelity - VIP High Income Portfolio                                   -
  Variable Insurance Products Fund II:
     Fidelity - VIP II Contrafund Portfolio                                 -
     Fidelity - VIP II Investment Grade Bond Portfolio                      -


See accompanying notes.


                      Oppenheimer         WRL VKAM         WRL Janus        WRL Janus       Transamerica
 Oppenheimer High    Strategic Bond   Emerging Growth        Global           Growth         VIF Growth
Income Subaccount      Subaccount        Subaccount        Subaccount       Subaccount       Subaccount
--------------------------------------------------------------------------------------------------------
$           -         $           -     $        138       $          1    $         279    $         2


            -                     -                -                  -                -              -
            -                     -                -                  -                -              -
            -                     -                -                  -                -              -
            -                     -                -                  -                -              -
            -                     -                -                  -                -              -

            -                     -                -                  -                -              -
            -                     -                -                  -                -              -

            -                     -                -                  -                -              -
            -                     -                -                  -                -              -
            -                     -                -                  -                -              -
            -                     -                -                  -                -              -
            -                     -                -                  -                -              -

            -                     -                -                  -                -              -
            -                     -                -                  -                -              -
            -                     -                -                  -                -              -
    1,206,682                     -                -                  -                -              -
            -               796,031                -                  -                -              -

            -                     -        7,470,415                  -                -              -
            -                     -                -          8,260,062                -              -
            -                     -                -                  -       13,954,385              -

            -                     -                -                  -                -        219,885

            -                     -                -                  -                -              -
            -                     -                -                  -                -              -
            -                     -                -                  -                -              -

            -                     -                -                  -                -              -
            -                     -                -                  -                -              -

                PFL Retirement Builder Variable Annuity Account
                - Retirement Income Builder II Variable Annuity

                          Balance Sheets (continued)

                                                                                            Oppenheimer
                                                                                            Main Street
                                                                                          Growth & Income
                                                                                             Subaccount
                                                                                          -------------
Assets (continued)
Investments in mutual funds, at current market value (continued):
  Variable Insurance Products Fund III:
     Fidelity - VIP III Growth & Income Portfolio                                         $           -
     Fidelity - VIP III Balanced Portfolio                                                            -
     Fidelity - VIP III Mid Cap Portfolio                                                             -
                                                                                          -------------
Total investments in mutual funds                                                             6,343,937
                                                                                          -------------
Total assets                                                                                 $6,343,979
                                                                                          =============

Liabilities and contract owners' equity
Liabilities:
   Contract terminations payable                                                          $           -
                                                                                          -------------
Total liabilities                                                                                     -

Contract owners' equity:
   Deferred annuity contracts terminable by owners                                            6,343,979
                                                                                          -------------
Total liabilities and contract owners' equity                                                $6,343,979
                                                                                          =============

See accompanying notes.

                       Oppenheimer        WRL VKAM
   Oppenheimer          Strategic         Emerging         WRL Janus         WRL Janus       Transamerica
   High Income            Bond             Growth            Global           Growth          VIF Growth
   Subaccount           Subaccount       Subaccount        Subaccount       Subaccount        Subaccount
  ----------------------------------------------------------------------------------------------------------
    $         -         $       -      $         -       $         -        $          -     $       -

              -                 -                -                 -                   -             -
              -                 -                -                 -                   -             -
  ---------------------------------------------------------------------------------------------------------
      1,206,682           796,031        7,470,415         8,260,062          13,954,385       219,885
  ---------------------------------------------------------------------------------------------------------
    $ 1,206,682         $ 796,031      $ 7,470,553       $ 8,260,063        $ 13,954,664     $ 219,887
  =========================================================================================================


    $         3         $       1      $         -       $         -        $          -     $       -
-----------------------------------------------------------------------------------------------------------
              3                 1                -                 -                   -             -


      1,206,679           796,030        7,470,553         8,260,063          13,954,664       219,887
-----------------------------------------------------------------------------------------------------------
    $ 1,206,682         $ 796,031      $ 7,470,553       $ 8,260,063        $ 13,954,664     $ 219,887
===========================================================================================================

                PFL Retirement Builder Variable Annuity Account
                - Retirement Income Builder II Variable Annuity

                          Balance Sheets (continued)

                                                                                          Fidelity - VIP
                                                                                           Equity-Income
                                                                                            Subaccount
                                                                                         ------------------
Assets
Cash                                                                                          $      -
Investments in mutual funds, at current market value:
  AIM Variable Insurance Funds, Inc.:
     AIM V.I. Capital Appreciation Fund                                                              -
     AIM V.I. Government Securities Fund                                                             -
     AIM V.I. Growth and Income Fund                                                                 -
     AIM V.I. Value Fund                                                                             -
  Dreyfus Stock Index Fund                                                                           -
  Dreyfus Variable Investment Fund:
     Dreyfus VIF - Money Market Portfolio                                                            -
     Dreyfus VIF - Small Company Stock Portfolio                                                     -
  MFS Variable Insurance Trust:
     MFS Emerging Growth Series                                                                      -
     MFS Emerging Markets Equity Series                                                              -
     MFS Research Series                                                                             -
     MFS Total Return Series                                                                         -
     MFS Utilities Series                                                                            -
  Oppenheimer Variable Account Funds:
     Oppenheimer Global Securities Fund/VA                                                           -
     Oppenheimer Capital Appreciation Fund/VA                                                        -
     Oppenheimer Main Street Growth & Income Fund/VA                                                 -
     Oppenheimer High Income Fund/VA                                                                 -
     Oppenheimer Strategic Bond Fund/VA                                                              -
  WRL Series Fund, Inc.:
     WRL VKAM Emerging Growth                                                                        -
     WRL Janus Global                                                                                -
     WRL Janus Growth                                                                                -
  Transamerica Variable Insurance Fund, Inc.:
     Transamerica VIF Growth Portfolio                                                               -
  Variable Insurance Products Fund:
     Fidelity - VIP Equity-Income Portfolio                                                    209,139
     Fidelity - VIP Growth Portfolio                                                                 -
     Fidelity - VIP High Income Portfolio                                                            -
  Variable Insurance Products Fund II:
     Fidelity - VIP II Contrafund Portfolio                                                          -
     Fidelity - VIP II Investment Grade Bond Portfolio                                               -


See accompanying notes.


                                                  Fidelity -     Fidelity -
                   Fidelity -      Fidelity -       VIP II         VIP III       Fidelity -     Fidelity -
   Fidelity -       VIP High         VIP II       Investment      Growth &        VIP III       VIP III Mid
   VIP Growth        Income        Contrafund     Grade Bond       Income         Balanced          Cap
   Subaccount      Subaccount      Subaccount     Subaccount     Subaccount      Subaccount     Subaccount
-------------------------------------------------------------------------------------------------------------
   $      6        $        -      $        -     $       -      $     -        $       -        $       -


          -                 -               -             -              -              -                -
          -                 -               -             -              -              -                -
          -                 -               -             -              -              -                -
          -                 -               -             -              -              -                -
          -                 -               -             -              -              -                -

          -                 -               -             -              -              -                -
          -                 -               -             -              -              -                -

          -                 -               -             -              -              -                -
          -                 -               -             -              -              -                -
          -                 -               -             -              -              -                -
          -                 -               -             -              -              -                -
          -                 -               -             -              -              -                -

          -                 -               -             -              -              -                -
          -                 -               -             -              -              -                -
          -                 -               -             -              -              -                -
          -                 -               -             -              -              -                -
          -                 -               -             -              -              -                -

          -                 -               -             -              -              -                -
          -                 -               -             -              -              -                -
          -                 -               -             -              -              -                -

          -                 -               -             -              -              -                -

          -                 -               -             -              -              -                -
    559,675                 -               -             -              -              -                -
          -           196,538               -             -              -              -                -

          -                 -         553,911             -              -              -                -
          -                 -               -       114,837              -              -                -

                PFL Retirement Builder Variable Annuity Account
                - Retirement Income Builder II Variable Annuity

                          Balance Sheets (continued)


                                                                                           Fidelity - VIP
                                                                                           Equity-Income
                                                                                             Subaccount
                                                                                           --------------
Assets (continued)
Investments in mutual funds, at current market value (continued):
  Variable Insurance Products Fund III:
     Fidelity - VIP III Growth & Income Portfolio                                             $      -
     Fidelity - VIP III Balanced Portfolio                                                           -
     Fidelity - VIP III Mid Cap Portfolio                                                            -
                                                                                           --------------
Total investments in mutual funds                                                              209,139
                                                                                           --------------
Total assets                                                                                  $209,139
                                                                                           ==============

Liabilities and contract owners' equity Liabilities:
   Contract terminations payable                                                              $      -
                                                                                           --------------
Total liabilities                                                                                    -

Contract owners' equity:
   Deferred annuity contracts terminable by owners                                             209,139
                                                                                           --------------
Total liabilities and contract owners' equity                                                 $209,139
                                                                                           ==============


See accompanying notes.


                                                  Fidelity -     Fidelity -
                   Fidelity -      Fidelity -       VIP II         VIP III       Fidelity -     Fidelity -
   Fidelity -       VIP High         VIP II       Investment      Growth &        VIP III       VIP III Mid
   VIP Growth        Income        Contrafund     Grade Bond       Income         Balanced          Cap
   Subaccount      Subaccount      Subaccount     Subaccount     Subaccount      Subaccount     Subaccount
-------------------------------------------------------------------------------------------------------------
   $      -          $      -       $      -        $      -        $66,557       $      -       $        -
          -                 -              -               -              -        115,471                -
          -                 -              -               -              -              -        1,010,166
-------------------------------------------------------------------------------------------------------------
    559,675           196,538        553,911         114,837         66,557        115,471        1,010,166
-------------------------------------------------------------------------------------------------------------
   $559,681          $196,538       $553,911        $114,837        $66,557       $115,471       $1,010,166
=============================================================================================================



   $      -          $      2       $      -        $      -        $     -       $      -       $        4
-------------------------------------------------------------------------------------------------------------
          -                 2              -               -              -              -                4


    559,681           196,536        553,911         114,837         66,557        115,471        1,010,162
-------------------------------------------------------------------------------------------------------------
   $559,681          $196,538       $553,911        $114,837        $66,557       $115,471       $1,010,166
=============================================================================================================

                PFL Retirement Builder Variable Annuity Account
                - Retirement Income Builder II Variable Annuity

                           Statements of Operations

                 Year ended December 31, 2000, except as noted


                                                                                              AIM V.I.
                                                                                               Capital
                                                                                            Appreciation
                                                                                             Subaccount
                                                                                            -------------
Net investment income (loss) Income:
  Dividends                                                                                  $   71,858
Expenses:
  Administrative, mortality and expense risk charges                                             20,538
                                                                                            -------------
Net investment income (loss)                                                                     51,320

Net realized and unrealized capital gain (loss) from investments
Net realized capital gain (loss) from sales of investments:
  Proceeds from sales                                                                           138,755
  Cost of investments sold                                                                      102,880
                                                                                            -------------
Net realized capital gain (loss) from sales of investments                                       35,875

Net change in unrealized appreciation/depreciation of investments:
  Beginning of the period                                                                        83,081
  End of the period                                                                            (471,759)
                                                                                            -------------
Net change in unrealized appreciation/depreciation of investments                              (554,840)

Net realized and unrealized capital gain (loss) from investments                               (518,965)
                                                                                            -------------
Increase (decrease) from operations                                                           $(467,645)
                                                                                            =============

(1)  Commencement of operations, May 1, 2000.


See accompanying notes.

                                                                                      Dreyfus VIF -
        AIM V.I.         AIM V.I.                                                        Small
       Government       Growth and      AIM V.I.        Dreyfus       Dreyfus VIF -     Company
       Securities         Income          Value       Stock Index     Money Market       Stock
       Subaccount       Subaccount     Subaccount     Subaccount       Subaccount      Subaccount
-------------------------------------------------------------------------------------------------
      $  24,306        $   151,835    $   342,430      $ 120,981       $  32,129       $     497

          4,791             48,622         73,472         46,205           7,150           4,578
-------------------------------------------------------------------------------------------------
         19,515            103,213        268,958         74,776          24,979          (4,081)

        120,973            152,664        179,705        457,967         368,140          67,264
        118,730            122,658        156,181        417,232         368,140          57,631
-------------------------------------------------------------------------------------------------
          2,243             30,006         23,524         40,735               -           9,633

         (5,411)           234,583        282,802        148,407               -          15,219
          5,685           (789,632)    (1,277,404)      (452,268)              -          26,172
-------------------------------------------------------------------------------------------------
         11,096         (1,024,215)    (1,560,206)      (600,675)              -          10,953

         13,339           (994,209)    (1,536,682)      (559,940)              -          20,586
-------------------------------------------------------------------------------------------------
      $  32,854        $  (890,996)   $(1,267,724)     $(485,164)      $  24,979         $16,505
=================================================================================================

                PFL Retirement Builder Variable Annuity Account
                - Retirement Income Builder II Variable Annuity

                     Statements of Operations (continued)


                                                                                           MFS Emerging
                                                                                         Growth Subaccount
                                                                                         ------------------
Net investment income (loss) Income:
  Dividends                                                                                  $  76,470
Expenses:
  Administrative, mortality and expense risk charges                                            25,150
                                                                                         ------------------
Net investment income (loss)                                                                    51,320

Net realized and unrealized capital gain (loss) from investments
Net realized capital gain (loss) from sales of investments:
  Proceeds from sales                                                                          303,237
  Cost of investments sold                                                                     206,851
                                                                                         ------------------
Net realized capital gain (loss) from sales of investments                                      96,386

Net change in unrealized appreciation/depreciation of investments:
  Beginning of the period                                                                      302,021
  End of the period                                                                           (401,483)
                                                                                         ------------------
Net change in unrealized appreciation/depreciation of investments                             (703,504)

Net realized and unrealized capital gain (loss) from investments                              (607,118)
                                                                                         ------------------
Increase (decrease) from operations                                                          $(555,798)
                                                                                         ==================

(1)  Commencement of operations, May 1, 2000.


See accompanying notes.

                                                                          Oppenheimer      Oppenheimer
     MFS Emerging           MFS          MFS Total                          Global           Capital
    Markets Equity        Research        Return         MFS Utilities    Securities       Appreciation
      Subaccount         Subaccount     Subaccount        Subaccount      Subaccount        Subaccount
---------------------------------------------------------------------------------------------------------
       $     -           $  20,925        $ 69,146        $302,997         $ 29,014         $  39,633

           143               8,090          23,090          62,220            8,772            19,698
---------------------------------------------------------------------------------------------------------
          (143)             12,835          46,056         240,777           20,242            19,935



         6,164              46,900         258,781         139,208           75,617           134,529
         5,625              40,269         262,851         117,163           59,360           102,762
---------------------------------------------------------------------------------------------------------
           539               6,631          (4,070)         22,045           16,257            31,767


         1,681              22,434          (5,901)        371,323           26,727            64,118
        (1,913)           (101,051)        223,589         253,965          (38,798)         (192,000)
---------------------------------------------------------------------------------------------------------
        (3,594)           (123,485)        229,490        (117,358)         (65,525)         (256,118)

        (3,055)           (116,854)        225,420         (95,313)         (49,268)         (224,351)
---------------------------------------------------------------------------------------------------------
       $(3,198)          $(104,019)       $271,476        $145,464         $(29,026)        $(204,416)
=========================================================================================================

                PFL Retirement Builder Variable Annuity Account
                - Retirement Income Builder II Variable Annuity

                     Statements of Operations (continued)

                                                                                            Oppenheimer
                                                                                            Main Street
                                                                                          Growth & Income
                                                                                             Subaccount
                                                                                          ---------------
Net investment income (loss) Income:
  Dividends                                                                                 $   94,978
Expenses:
  Administrative, mortality and expense risk charges                                            48,284
                                                                                          ---------------
Net investment income (loss)                                                                    46,694

Net realized and unrealized capital gain (loss) from investments
Net realized capital gain (loss) from sales of investments:
  Proceeds from sales                                                                           89,000
  Cost of investments sold                                                                      78,463
                                                                                          ---------------
Net realized capital gain (loss) from sales of investments                                      10,537

Net change in unrealized appreciation/depreciation of investments:
  Beginning of the period                                                                      109,151
  End of the period                                                                           (531,890)
                                                                                          ---------------
Net change in unrealized appreciation/depreciation of investments                             (641,041)

Net realized and unrealized capital gain (loss) from investments                              (630,504)
                                                                                          ---------------
Increase (decrease) from operations                                                          $(583,810)
                                                                                          ===============


(1)  Commencement of operations, May 1, 2000.


See accompanying notes.

                                         WRL VKAM
                      Oppenheimer        Emerging         WRL Janus       WRL Janus     Transamerica VIF
 Oppenheimer High    Strategic Bond       Growth           Global           Growth           Growth
Income Subaccount      Subaccount       Subaccount       Subaccount       Subaccount     Subaccount (1)
----------------------------------------------------------------------------------------------------------
    $ 59,756             $28,666        $ 2,034,708      $ 1,899,360      $ 2,211,558       $ 20,095

      11,896               7,240             67,231           84,621          165,861            650
----------------------------------------------------------------------------------------------------------
      47,860              21,426          1,967,477        1,814,739        2,045,697         19,445



      59,270              10,598            126,965          372,747          321,827          2,797
      65,505              11,459             89,883          282,971          302,276          3,034
----------------------------------------------------------------------------------------------------------
      (6,235)               (861)            37,082           89,776           19,551           (237)


       3,147               5,974            308,216          662,740          562,442              -
     (89,952)             (8,842)        (3,459,624)      (3,129,228)      (6,795,145)       (42,056)
----------------------------------------------------------------------------------------------------------
     (93,099)            (14,816)        (3,767,840)      (3,791,968)      (7,357,587)       (42,056)

     (99,334)            (15,677)        (3,730,758)      (3,702,192)      (7,338,036)       (42,293)
----------------------------------------------------------------------------------------------------------
    $(51,474)           $  5,749        $(1,763,281)     $(1,887,453)     $(5,292,339)      $(22,848)
==========================================================================================================

                PFL Retirement Builder Variable Annuity Account
                - Retirement Income Builder II Variable Annuity

                     Statements of Operations (continued)

                                                                                          Fidelity - VIP
                                                                                           Equity-Income
                                                                                          Subaccount (1)
                                                                                         ------------------
Net investment income (loss)
Income:
  Dividends                                                                                 $       -
Expenses:
  Administrative, mortality and expense risk charges                                              569
                                                                                         ------------------
Net investment income (loss)                                                                     (569)

Net realized and unrealized capital gain (loss) from investments
Net realized capital gain (loss) from sales of investments:
  Proceeds from sales                                                                           1,812
  Cost of investments sold                                                                      1,731
                                                                                         ------------------
Net realized capital gain (loss) from sales of investments                                         81

Net change in unrealized appreciation/depreciation of investments:
  Beginning of the period                                                                           -
  End of the period                                                                             8,612
                                                                                         ------------------
Net change in unrealized appreciation/depreciation of investments                               8,612

Net realized and unrealized capital gain (loss) from investments                                8,693
                                                                                         ------------------
Increase (decrease) from operations                                                            $8,124
                                                                                         ==================

(1) Commencement of operations, May 1, 2000.

See accompanying notes.

                                                              Fidelity -
                                           Fidelity -           VIP II           Fidelity -                            Fidelity -
    Fidelity -          Fidelity -           VIP II        Investment Grade   VIP III Growth &      Fidelity -           VIP III
    VIP Growth        VIP High Income      Contrafund            Bond             Income        VIP III Balanced        Mid Cap
  Subaccount (1)      Subaccount (1)     Subaccount (1)     Subaccount (1)     Subaccount (1)     Subaccount (1)     Subaccount (1)
------------------------------------------------------------------------------------------------------------------------------------

$          -         $          -       $          -          $       -         $        -         $        -            $  2,933

       1,959                  957              1,503                356                149                310               2,709
------------------------------------------------------------------------------------------------------------------------------------
      (1,959)                (957)            (1,503)              (356)              (149)              (310)                224



       7,109                2,447              7,180              1,533              8,979              7,263              49,325
       7,835                2,695              6,926              1,457              8,910              7,161              48,382
------------------------------------------------------------------------------------------------------------------------------------
        (726)                (248)               254                 76                 69                102                 943


           -                    -                  -                  -                  -                  -                   -
     (66,784)             (34,327)           (17,877)             4,297             (1,645)            (3,454)             30,218
------------------------------------------------------------------------------------------------------------------------------------
     (66,784)             (34,327)           (17,877)             4,297             (1,645)            (3,454)             30,218

     (67,510)             (34,575)           (17,623)             4,373             (1,576)            (3,352)             31,161
------------------------------------------------------------------------------------------------------------------------------------
    $(69,469)            $(35,532)          $(19,126)            $4,017            $(1,725)           $(3,662)            $31,385
====================================================================================================================================

                PFL Retirement Builder Variable Annuity Account
                - Retirement Income Builder II Variable Annuity

               Statements of Changes in Contract Owners' Equity

            Years ended December 31, 2000 and 1999, except as noted

                                                    AIM V.I. Capital                AIM V.I. Government
                                                 Appreciation Subaccount           Securities Subaccount
                                               ----------------------------     ----------------------------
                                                   2000           1999              2000          1999
                                               ----------------------------     ----------------------------
Operations:
  Net investment income (loss)                 $     51,320    $    5,475         $  19,515    $    4,799
  Net realized capital gain (loss)                   35,875         2,762             2,243        (1,028)
  Net change in unrealized appreciation/
     depreciation of investments                   (554,840)       81,743            11,096        (5,345)
                                               ----------------------------     ----------------------------
Increase (decrease) from operations                (467,645)       89,980            32,854        (1,574)

Contract transactions:
   Net contract purchase payments                 1,764,108       154,568           329,228       109,199
   Transfer payments from (to) other
     subaccounts or general account               1,007,372       152,311           148,846        86,916
   Contract terminations, withdrawals and
     other deductions                               (37,369)      (10,984)          (22,525)      (12,687)
                                               ----------------------------     ----------------------------
Increase from contract transactions               2,734,111       295,895           455,549       183,428
                                               ----------------------------     ----------------------------
Net increase in contract owners' equity           2,266,466       385,875           488,403       181,854

Contract owners' equity:
   Beginning of the period                          412,803        26,928           184,088         2,234
                                               ----------------------------     ----------------------------
   End of the period                             $2,679,269      $412,803          $672,491      $184,088
                                               ============================     ============================

(1) Commencement of operations, May 1, 2000.

See accompanying notes.

            AIM V.I. Growth and                 AIM V.I. Value               Dreyfus Stock Index
             Income Subaccount                    Subaccount                      Subaccount
     -------------------------------    -----------------------------    -----------------------------
          2000            1999              2000           1999              2000           1999
     -------------------------------    -----------------------------    -----------------------------
      $   103,213     $      3,863        $   268,958  $     24,626       $     74,776  $     10,113
           30,006            9,319             23,524         6,233             40,735         7,099

       (1,024,215)         233,404         (1,560,206)      275,848           (600,675)      147,383
     -------------------------------    -----------------------------    -----------------------------
         (890,996)         246,586         (1,267,724)      306,707           (485,164)      164,595


        2,769,049          676,268          4,428,252       687,020          3,818,838       835,424

        1,754,893          521,859          2,857,872     1,325,042            524,873       733,732

         (100,947)         (18,769)          (102,276)      (16,244)          (186,011)      (14,747)
     -------------------------------    -----------------------------    -----------------------------
        4,422,995        1,179,358          7,183,848     1,995,818          4,157,700     1,554,409
     -------------------------------    -----------------------------    -----------------------------
        3,531,999        1,425,944          5,916,124     2,302,525          3,672,536     1,719,004


        1,469,034           43,090          2,433,405       130,880          1,746,969        27,965
     -------------------------------    -----------------------------    -----------------------------
       $5,001,033       $1,469,034         $8,349,529    $2,433,405         $5,419,505    $1,746,969
     ===============================    =============================    =============================

                PFL Retirement Builder Variable Annuity Account
                - Retirement Income Builder II Variable Annuity

         Statements of Changes in Contract Owners' Equity (continued)

                                               Dreyfus VIF - Money Market           Dreyfus VIF - Small
                                                       Subaccount                Company Stock Subaccount
                                               ----------------------------     ----------------------------
                                                   2000           1999              2000          1999
                                               ----------------------------     ----------------------------
Operations:
  Net investment income (loss)                 $     24,979    $    4,644         $   (4,081) $      (651)
  Net realized capital gain (loss)                        -             -              9,633          717
  Net change in unrealized appreciation/
     depreciation of investments                          -             -             10,953       14,661
                                               ----------------------------     ----------------------------
Increase (decrease) from operations                  24,979         4,644             16,505       14,727

Contract transactions:
   Net contract purchase payments                   845,824       101,313            293,326       85,054
   Transfer payments from (to) other
     subaccounts or general account                 (49,497)      100,035            136,684       78,391
   Contract terminations, withdrawals and
     other deductions                               (13,669)       (2,861)           (19,883)      (3,227)
                                               ----------------------------     ----------------------------
Increase from contract transactions                 782,658       198,487            410,127      160,218
                                               ----------------------------     ----------------------------
Net increase in contract owners' equity             807,637       203,131            426,632      174,945

Contract owners' equity:
   Beginning of the period                          257,896        54,765            179,057        4,112
                                               ----------------------------     ----------------------------
   End of the period                             $1,065,533      $257,896           $605,689     $179,057
                                               ============================     ============================

(1) Commencement of operations, May 1, 2000.

See accompanying notes.

                                        MFS Emerging Markets Equity
     MFS Emerging Growth Subaccount              Subaccount                MFS Research Subaccount
     -------------------------------    -----------------------------    -----------------------------
          2000            1999              2000           1999              2000           1999
     -------------------------------    -----------------------------    -----------------------------
      $    51,320      $   (3,884)          $  (143)     $    (82)       $     12,835     $    (205)
           96,386           8,157               539           930               6,631         1,448

         (703,504)        299,945            (3,594)        1,470            (123,485)       21,869
     -------------------------------    -----------------------------    -----------------------------
         (555,798)        304,218            (3,198)        2,318            (104,019)       23,112


        1,484,968         293,420             9,500             -             685,896       113,711

          766,123         251,749            (5,072)        6,001             320,297        26,671

          (59,688)         (5,040)             (218)       (2,935)             (7,685)       (3,451)
     -------------------------------    -----------------------------    -----------------------------
        2,191,403         540,129             4,210         3,066             998,508       136,931
     -------------------------------    -----------------------------    -----------------------------
        1,635,605         844,347             1,012         5,384             894,489       160,043


          876,750          32,403             7,811         2,427             162,468         2,425
     -------------------------------    -----------------------------    -----------------------------
      $ 2,512,355      $  876,750           $ 8,823      $  7,811        $  1,056,957     $ 162,468
     ===============================    =============================    =============================

                PFL Retirement Builder Variable Annuity Account
                - Retirement Income Builder II Variable Annuity

         Statements of Changes in Contract Owners' Equity (continued)

                                                   MFS Total Return Subaccount       MFS Utilities Subaccount
                                                  -----------------------------    -----------------------------
                                                      2000           1999              2000           1999
                                                  -----------------------------    -----------------------------
Operations:
  Net investment income (loss)                    $     46,056   $     11,199       $   240,777   $     25,935
  Net realized capital gain (loss)                      (4,070)        (2,794)           22,045          5,944
  Net change in unrealized appreciation/
     depreciation of investments                       229,490         (6,797)         (117,358)       369,602
                                                  -----------------------------    -----------------------------
Increase (decrease) from operations                    271,476          1,608           145,464        401,481

Contract transactions:
   Net contract purchase payments                      865,783        470,743         2,679,540        848,801
   Transfer payments from (to) other
     subaccounts or general account                    400,875        530,092         2,436,088      1,079,373
   Contract terminations, withdrawals and other
     deductions                                        (47,931)       (16,482)         (121,816)       (23,052)
                                                  -----------------------------    -----------------------------
Increase from contract transactions                  1,218,727        984,353         4,993,812      1,905,122
                                                  -----------------------------    -----------------------------
Net increase in contract owners' equity              1,490,203        985,961         5,139,276      2,306,603

Contract owners' equity:
   Beginning of the period                           1,029,538         43,577         2,387,902         81,299
                                                  -----------------------------    -----------------------------
   End of the period                              $  2,519,741   $  1,029,538       $ 7,527,178   $  2,387,902
                                                  =============================    =============================

(1) Commencement of operations, May 1, 2000.

See accompanying notes.

     Oppenheimer Global Securities          Oppenheimer Capital            Oppenheimer Main Street
               Subaccount                 Appreciation Subaccount         Growth & Income Subaccount
     -------------------------------    -----------------------------    -----------------------------
          2000            1999              2000           1999              2000           1999
     -------------------------------    -----------------------------    -----------------------------
     $     20,242      $       56        $    19,935     $     455       $     46,694   $     (4,289)
           16,257           1,987             31,767         5,711             10,537          4,807

          (65,525)         26,007           (256,118)       60,849           (641,041)       106,048
     -------------------------------    -----------------------------    -----------------------------
          (29,026)         28,050           (204,416)       67,015           (583,810)       106,566


        1,171,709          21,427          1,752,895       178,547          3,226,985        426,130

          662,105          57,926            996,614        81,939          2,600,887        646,076

          (15,303)         (3,965)           (32,821)       (5,984)          (141,703)        (6,677)
     -------------------------------    -----------------------------    -----------------------------
        1,818,511          75,388          2,716,688       254,502          5,686,169      1,065,529
     -------------------------------    -----------------------------    -----------------------------
        1,789,485         103,438          2,512,272       321,517          5,102,359      1,172,095


          109,667           6,229            364,377        42,860          1,241,620         69,525
     -------------------------------    -----------------------------    -----------------------------
     $  1,899,152      $  109,667        $ 2,876,649     $ 364,377       $  6,343,979   $  1,241,620
     ===============================    =============================    =============================

                PFL Retirement Builder Variable Annuity Account
                - Retirement Income Builder II Variable Annuity

         Statements of Changes in Contract Owners' Equity (continued)

                                                    Oppenheimer High Income         Oppenheimer Strategic Bond
                                                           Subaccount                       Subaccount
                                                  -----------------------------    -----------------------------
                                                      2000           1999              2000           1999
                                                  -----------------------------    -----------------------------
Operations:
  Net investment income (loss)                    $     47,860    $   (1,314)       $   21,426     $     (447)
  Net realized capital gain (loss)                      (6,235)       (1,382)             (861)          (426)
  Net change in unrealized appreciation/
     depreciation of investments                       (93,099)        3,057           (14,816)         5,936
                                                  -----------------------------    -----------------------------
Increase (decrease) from operations                    (51,474)          361             5,749          5,063

Contract transactions:
   Net contract purchase payments                      290,726       158,479           229,690        111,054
   Transfer payments from (to) other
     subaccounts or general account                    522,841       332,880           296,122        176,155
   Contract terminations, withdrawals and other
     deductions                                        (43,426)       (8,308)          (22,582)        (8,000)
                                                  -----------------------------    -----------------------------
Increase from contract transactions                    770,141       483,051           503,230        279,209
                                                  -----------------------------    -----------------------------
Net increase in contract owners' equity                718,667       483,412           508,979        284,272

Contract owners' equity:
   Beginning of the period                             488,012         4,600           287,051          2,779
                                                  -----------------------------    -----------------------------
   End of the period                              $  1,206,679    $  488,012        $  796,030     $  287,051
                                                  =============================    =============================

(1) Commencement of operations, May 1, 2000.

See accompanying notes.

         WRL VKAM Emerging Growth
                Subaccount                WRL Janus Global Subaccount     WRL Janus Growth Subaccount
      -------------------------------    -----------------------------    ----------------------------
           2000            1999              2000           1999              2000           1999
      -------------------------------    -----------------------------    ----------------------------
      $  1,967,477      $   177,821      $  1,814,739    $   142,887      $   2,045,697   $   944,433
            37,082            5,926            89,776          6,191             19,551        33,596

        (3,767,840)         305,189        (3,791,968)       658,576         (7,357,587)      540,876
      -------------------------------    -----------------------------    ----------------------------
        (1,763,281)         488,936        (1,887,453)       807,654         (5,292,339)    1,518,905


         4,807,619          481,961         4,157,548        703,413          7,902,835     2,486,598

         3,040,358          513,327         3,363,077      1,116,788          5,191,422     2,250,398

          (116,021)          (8,449)         (121,243)        (5,659)          (330,096)      (17,686)
      -------------------------------    -----------------------------    ----------------------------
         7,731,956          986,839         7,399,382      1,814,542         12,764,161     4,719,310
      -------------------------------    -----------------------------    ----------------------------
         5,968,675        1,475,775         5,511,929      2,622,196          7,471,822     6,238,215


         1,501,878           26,103         2,748,134        125,938          6,482,842       244,627
      -------------------------------    -----------------------------    ----------------------------
      $  7,470,553      $ 1,501,878      $  8,260,063    $ 2,748,134      $  13,954,664   $ 6,482,842
      ===============================    =============================    ============================

                PFL Retirement Builder Variable Annuity Account
                - Retirement Income Builder II Variable Annuity

         Statements of Changes in Contract Owners' Equity (continued)


                                                       Transamerica       Fidelity - VIP       Fidelity -
                                                        VIF Growth         Equity-Income       VIP Growth
                                                        Subaccount          Subaccount         Subaccount
                                                     -----------------    ----------------    --------------
                                                         2000 (1)            2000 (1)           2000 (1)
                                                     -----------------    ----------------    --------------
Operations:
  Net investment income (loss)                          $  19,445           $    (569)          $  (1,959)
  Net realized capital gain (loss)                           (237)                 81                (726)
  Net change in unrealized
     appreciation/depreciation of investments             (42,056)              8,612             (66,784)
                                                     -----------------    ----------------    --------------
Increase (decrease) from operations                       (22,848)              8,124             (69,469)

Contract transactions:
   Net contract purchase payments                          92,187             102,372             461,626
   Transfer payments from (to) other subaccounts
     or general account                                   153,808              99,994             169,775
   Contract terminations, withdrawals and other
     deductions                                            (3,260)             (1,351)             (2,251)
                                                     -----------------    ----------------    --------------
Increase from contract transactions                       242,735             201,015             629,150
                                                     -----------------    ----------------    --------------
Net increase in contract owners' equity                   219,887             209,139             559,681

Contract owners' equity:
   Beginning of the period                                      -                   -                   -
                                                     -----------------    ----------------    --------------
   End of the period                                    $ 219,887           $ 209,139           $ 559,681
                                                     =================    ================    ==============

(1) Commencement of operations, May 1, 2000.

See accompanying notes.

                                          Fidelity -         Fidelity -
                        Fidelity -          VIP II             VIP III         Fidelity -         Fidelity -
    Fidelity -            VIP II          Investment          Growth &           VIP III            VIP III
 VIP High Income        Contrafund        Grade Bond           Income           Balanced            Mid Cap
    Subaccount          Subaccount        Subaccount         Subaccount        Subaccount         Subaccount
-----------------    ---------------    --------------     --------------    --------------     --------------
    2000 (1)            2000 (1)          2000 (1)           2000 (1)          2000 (1)           2000 (1)
-----------------    ---------------    --------------     --------------    --------------     --------------
  $    (957)          $   (1,503)        $     (356)        $    (149)         $    (310)        $       224

       (248)                 254                 76                69                102                 943

    (34,327)             (17,877)             4,297            (1,645)            (3,454)             30,218
-----------------    ---------------    --------------    ---------------    --------------     --------------
    (35,532)             (19,126)             4,017            (1,725)            (3,662)             31,385


    194,434              512,923             88,276            39,314             34,680             435,190

     39,261               65,164             23,929            29,998             85,462             548,554

     (1,627)              (5,050)            (1,385)           (1,030)            (1,009)             (4,967)
-----------------    ---------------    --------------    ---------------    --------------     --------------
    232,068              573,037            110,820            68,282            119,133             978,777
-----------------    ---------------    --------------    ---------------    --------------     --------------
    196,536              553,911            114,837            66,557            115,471           1,010,162


          -                    -                  -                 -                  -                   -
-----------------    ---------------    --------------    ---------------    --------------     --------------
  $ 196,536           $  553,911         $  114,837         $  66,557          $ 115,471         $ 1,010,162
=================    ===============    ==============    ===============    ==============     ==============

                PFL Retirement Builder Variable Annuity Account
                - Retirement Income Builder II Variable Annuity

                         Notes to Financial Statements

                               December 31, 2000


1. Organization and Summary of Significant Accounting Policies

Organization

PFL Retirement Builder Variable Annuity Account (the "Mutual Fund Account") is a segregated investment account of PFL Life Insurance Company ("PFL Life"), an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of seventy-one investment subaccounts, four of which are invested in specified portfolios of the AIM Variable Insurance Funds, Inc., one of which is invested in specified portfolios of the Dreyfus Stock Index Fund, two of which are invested in specified portfolios of the Dreyfus Variable Investment Fund, five of which are invested in specified portfolios of the MFS Variable Insurance Trust, five of which are invested in specified portfolios of the Oppenheimer Variable Account Funds, three of which are invested in specified portfolios of the WRL Series Fund, Inc., one of which is invested in the Transamerica VIF Growth Portfolio of the Transamerica Variable Insurance Fund, Inc., three of which are invested in specified portfolios of the Variable Insurance Products Fund, two of which are invested in specified portfolios of the Variable Insurance Products Fund II, and three of which are invested in specified portfolios of the Variable Insurance Products Fund III (each a "Series Fund" and collectively the "Series Funds"). Activity in these twenty-nine investment subaccounts is available to contract owners of the Retirement Income Builder II Variable Annuity. The remaining forty-two subaccounts (not presented herein), as well as certain of the aforementioned twenty-nine investment subaccounts, are available for investment by contract owners of the Retirement Income Builder Variable Annuity, the Portfolio Select Variable Annuity, The One Income Annuity, and the PFL Immediate Income Builder, also offered by PFL Life. The amounts reported herein represent the activity related to contract owners of the Retirement Income Builder II Variable Annuity only.

Effective March 1, 2001, PFL Life intends to change its name to Transamerica Life Insurance Company. PFL Life has indicated its intention to change the name of the PFL Retirement Builder Variable Annuity Account to Retirement Builder Variable Annuity Account, effective May 1, 2001.

The MFS Emerging Markets Series and Subaccount were formerly known as the MFS Foreign and Colonial Emerging Markets Series and Subaccount, respectively.

                PFL Retirement Builder Variable Annuity Account
                - Retirement Income Builder II Variable Annuity

                   Notes to Financial Statements (continued)


1. Organization and Summary of Significant Accounting Policies (continued)

Investments

Net purchase payments received by the Mutual Fund Account for the Retirement Income Builder II Variable Annuity are invested in the portfolios of the Series Funds, as selected by the contract owner. Investments are stated at the closing net asset values per share as of December 31, 2000.

Realized capital gains and losses from sales of shares in the mutual funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Series Funds are credited or charged to contract owners' equity.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.


2. Investments

A summary of the mutual fund investments at December 31, 2000 follows:

                                             Number of Shares     Net Asset
                                                   Held        Value Per Share   Market Value       Cost
                                            ------------------------------------------------------------------
   AIM Variable Insurance Funds, Inc.:
     AIM V.I. Capital Appreciation Fund         86,875.671          $30.84      $  2,679,246   $  3,151,005
     AIM V.I. Government Securities Fund        60,259.176           11.16           672,492        666,807
     AIM V.I. Growth and Income Fund           190,949.891           26.19         5,000,978      5,790,610
     AIM V.I. Value Fund                       305,732.612           27.31         8,349,558      9,626,962
   Dreyfus Stock Index Fund                    159,396.240           34.00         5,419,472      5,871,740
   Dreyfus Variable Investment Fund:
     Dreyfus VIF - Money Market Portfolio    1,065,529.900            1.00         1,065,530      1,065,530
     Dreyfus VIF - Small Company Stock
       Portfolio                                33,500.546           18.08           605,690        579,518
   MFS Variable Insurance Trust:
     MFS Emerging Growth Series                 87,112.855           28.84      $  2,512,335   $  2,913,818
     MFS Emerging Markets Equity Series          1,402.786            6.29             8,824         10,737
     MFS Research Series                        50,814.965           20.80         1,056,951      1,158,002

                PFL Retirement Builder Variable Annuity Account
                - Retirement Income Builder II Variable Annuity

                   Notes to Financial Statements (continued)

2. Investments (continued)

                                             Number of Shares     Net Asset
                                                   Held        Value Per Share   Market Value       Cost
                                            ------------------------------------------------------------------
   MFS Variable Insurance Trust
     (continued):
     MFS Total Return Series                   128,623.951          $19.59      $  2,519,743   $  2,296,154
     MFS Utilities Series                      319,357.387           23.57         7,527,254      7,273,289
   Oppenheimer Variable Account Funds:
     Oppenheimer Global Securities Fund/VA      62,616.683          $30.33         1,899,164      1,937,962
     Oppenheimer Capital Appreciation
       Fund/VA                                  61,690.835           46.63         2,876,644      3,068,644
     Oppenheimer Main Street Growth &
       Income Fund/VA                          298,397.791           21.26         6,343,937      6,875,827
     Oppenheimer High Income Fund/VA           130,170.684            9.27         1,206,682      1,296,634
     Oppenheimer Strategic Bond Fund/VA        169,729.487            4.69           796,031        804,873
   WRL Series Fund, Inc.:
     WRL VKAM Emerging Growth                  251,868.332           29.66         7,470,415     10,930,039
     WRL Janus Global                          344,600.017           23.97         8,260,062     11,389,290
     WRL Janus Growth                          294,769.432           47.34        13,954,385     20,749,530
   Transamerica Variable Insurance Fund,
     Inc.:
     Transamerica VIF Growth Portfolio          10,095.740           21.78           219,885        261,941
   Variable Insurance Products Fund:
     Fidelity - VIP Equity-Income
       Portfolio                                 8,230.589           25.41           209,139        200,527
     Fidelity - VIP Growth Portfolio            12,886.824           43.43           559,675        626,459
     Fidelity - VIP High Income Portfolio       24,174.395            8.13           196,538        230,865
   Variable Insurance Products Fund II:
     Fidelity - VIP II Contrafund
       Portfolio                                23,431.091           23.64           553,911        571,788
     Fidelity - VIP II Investment Grade
       Bond Portfolio                            9,164.991           12.53           114,837        110,540
   Variable Insurance Products Fund III:
     Fidelity - VIP III Growth & Income
       Portfolio                                 4,387.400           15.17            66,557         68,202
     Fidelity - VIP III Balanced Portfolio       8,035.560           14.37           115,471        118,925
     Fidelity - VIP III Mid Cap Portfolio       50,008.201           20.20         1,010,166        979,948

                PFL Retirement Builder Variable Annuity Account
                - Retirement Income Builder II Variable Annuity

                   Notes to Financial Statements (continued)

2. Investments (continued)

The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                                                   Period ended December 31
                                                              2000                           1999
                                                   ----------------------------    --------------------------
                                                     Purchases       Sales          Purchases       Sales
                                                   -------------- -------------    ------------- ------------
   AIM Variable Insurance Funds, Inc.:
     AIM V.I. Capital Appreciation Fund            $  2,924,159     $138,755        $   313,033   $  11,660
     AIM V.I. Government Securities Fund                596,037      120,973            274,449      86,222
     AIM V.I. Growth and Income Fund                  4,678,796      152,664          1,249,955      66,715
     AIM V.I. Value Fund                              7,632,519      179,705          2,049,723      29,263
   Dreyfus Stock Index Fund                           4,690,404      457,967          1,644,727      80,201
   Dreyfus Variable Investment Fund:
     Dreyfus VIF - Money Market Portfolio             1,175,774      368,140            496,186     293,055
     Dreyfus VIF - Small Company Stock Portfolio        473,308       67,264            165,012       5,443
   MFS Variable Insurance Trust:
     MFS Emerging Growth Series                       2,545,926      303,237            572,126      35,869
     MFS Emerging Markets Equity Series                  10,231        6,164              5,999       3,013
     MFS Research Series                              1,058,235       46,900            167,388      30,660
     MFS Total Return Series                          1,523,553      258,781          1,079,766      84,201
     MFS Utilities Series                             5,373,841      139,208          2,000,707      69,619
   Oppenheimer Variable Account Funds:
     Oppenheimer Global Securities Fund/VA            1,914,381       75,617             82,788       7,344
     Oppenheimer Capital Appreciation Fund/VA         2,871,141      134,529            295,173      40,212
     Oppenheimer Main Street Growth & Income
       Fund/VA                                        5,821,814       89,000          1,088,697      27,452
     Oppenheimer High Income Fund/VA                    877,272       59,270            531,515      49,776
     Oppenheimer Strategic Bond Fund/VA                 535,255       10,598            290,115      11,354
   WRL Series Fund, Inc.:
     WRL VKAM Emerging Growth                         9,826,239      126,965          1,179,434      14,757
     WRL Janus Global                                 9,586,832      372,747          1,989,718      32,257
     WRL Janus Growth                                15,131,419      321,827          5,771,026     107,305
   Transamerica Variable Insurance Fund, Inc.:
     Transamerica VIF Growth Portfolio                  264,975        2,797                  -           -
   Variable Insurance Products Fund:
     Fidelity - VIP Equity-Income Portfolio             202,258        1,812                  -           -
     Fidelity - VIP Growth Portfolio                    634,294        7,109                  -           -
     Fidelity - VIP High Income Portfolio               233,560        2,447                  -           -
   Variable Insurance Products Fund II:
     Fidelity - VIP II Contrafund Portfolio             578,714        7,180                  -           -
     Fidelity - VIP II Investment Grade Bond
       Portfolio                                        111,997        1,533                  -           -

                PFL Retirement Builder Variable Annuity Account
                - Retirement Income Builder II Variable Annuity

                   Notes to Financial Statements (continued)


2. Investments (continued)

                                                                   Period ended December 31
                                                              2000                           1999
                                                   --------------------------   ---------------------------
                                                     Purchases       Sales          Purchases       Sales
                                                   --------------------------   ---------------------------
   Variable Insurance Products Fund III:
     Fidelity - VIP III Growth & Income Portfolio  $      77,112    $    8,979           $    -        $  -
     Fidelity - VIP III Balanced Portfolio               126,086         7,263                -           -
     Fidelity - VIP III Mid Cap Portfolio              1,028,330        49,325                -           -

3. Contract Owners' Equity

A summary of deferred annuity contracts terminable by owners at December 31, 2000 follows:

                                                                Return of Premium Death Benefit
                                                   ----------------------------------------------------------
                                                                                                  Total
                                                   Accumulation Units   Accumulation Unit        Contract
                     Subaccount                           Owned               Value               Value
-------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                            847,236.508        $1.554028           $1,316,629
AIM V.I. Government Securities                           390,827.246         1.056326              412,840
AIM V.I. Growth and Income                             1,379,813.669         1.410847            1,946,707
AIM V.I. Value                                         2,435,466.698         1.369684            3,335,821
Dreyfus - Stock Index                                  2,180,984.208         1.289805            2,813,043
Dreyfus VIF - Money Market                               575,681.282         1.093323              629,407
Dreyfus VIF - Small Company Stock                        238,644.484         1.359221              324,371
MFS Emerging Growth                                      687,367.856         1.755130            1,206,420
MFS Emerging Markets Equity                                        -         1.090912                    -
MFS Research                                             395,991.161         1.396271              552,911
MFS Total Return                                         798,244.152         1.255866            1,002,488
MFS Utilities                                          2,030,250.363         1.498031            3,041,378
Oppenheimer Global Securities                            487,405.766         1.952230              951,528
Oppenheimer Capital Appreciation                         751,558.350         1.742076            1,309,272
Oppenheimer Main Street Growth & Income                1,956,632.404         1.287837            2,519,824
Oppenheimer High Income                                  468,443.406         1.006336              471,412
Oppenheimer Strategic Bond                               368,237.871         1.044650              384,680
WRL VKAM Emerging Growth                               1,439,572.082         2.252788            3,243,050
WRL Janus Global                                       2,217,520.691         1.657595            3,675,750
WRL Janus Growth                                       4,906,051.789         1.420300            6,968,065
Transamerica VIF Growth                                   87,347.301         0.831645               72,642
Fidelity - VIP Equity-Income                              78,077.977         1.085356               84,742
Fidelity - VIP Growth                                    320,649.928         0.846237              271,346
Fidelity - VIP High Income                                50,130.446         0.803114               40,260

                PFL Retirement Builder Variable Annuity Account
                - Retirement Income Builder II Variable Annuity

                   Notes to Financial Statements (continued)


3. Contract Owners' Equity (continued)

                                                                Return of Premium Death Benefit
                                                   ----------------------------------------------------------
                                                                                                 Total
                                                   Accumulation Units   Accumulation Unit       Contract
                     Subaccount                           Owned               Value              Value
-------------------------------------------------------------------------------------------------------------
Fidelity - VIP II Contrafund                             323,096.358     $   0.923443           $   298,361
Fidelity - VIP II Investment Grade Bond                   66,740.904         1.081570                72,185
Fidelity - VIP III Growth & Income                        54,896.958         0.980813                53,844
Fidelity - VIP III Balanced                               20,596.787         0.959092                19,754
Fidelity - VIP III Mid Cap                               405,469.844         1.115721               452,391


                                                            5% Annually Compounding Death Benefit
                                                                 Annual Step-Up Death Benefit
                                                   ---------------------------------------------------------
                                                                                                   Total
                                                   Accumulation Units   Accumulation Unit         Contract
                     Subaccount                          Owned                Value                Value
------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                            879,762.458     $   1.548873           $ 1,362,640
AIM V.I. Government Securities                           246,623.830         1.052822               259,651
AIM V.I. Growth and Income                             2,172,127.256         1.406145             3,054,326
AIM V.I. Value                                         3,672,653.030         1.365146             5,013,708
Dreyfus - Stock Index                                  2,027,560.899         1.285516             2,606,462
Dreyfus VIF - Money Market                               400,231.602         1.089683               436,126
Dreyfus VIF - Small Company Stock                        207,662.075         1.354691               281,318
MFS Emerging Growth                                      746,545.373         1.749304             1,305,935
MFS Emerging Markets Equity                                8,114.496         1.087279                 8,823
MFS Research                                             362,196.900         1.391634               504,046
MFS Total Return                                       1,212,159.879         1.251694             1,517,253
MFS Utilities                                          3,004,443.752         1.493055             4,485,800
Oppenheimer Global Securities                            487,022.685         1.945750               947,624
Oppenheimer Capital Appreciation                         902,711.681         1.736299             1,567,377
Oppenheimer Main Street Growth & Income                2,979,317.970         1.283567             3,824,154
Oppenheimer High Income                                  733,061.155         1.003009               735,267
Oppenheimer Strategic Bond                               395,088.964         1.041157               411,350
WRL VKAM Emerging Growth                               1,882,428.409         2.245771             4,227,503
WRL Janus Global                                       2,727,301.793         1.680897             4,584,313
WRL Janus Growth                                         198,481.814        35.200197             6,986,599
Transamerica VIF Growth                                  177,227.084         0.830824               147,245
Fidelity - VIP Equity-Income                             114,726.806         1.084290               124,397
Fidelity - VIP Growth                                    341,057.655         0.845413               288,335
Fidelity - VIP High Income                               194,780.625         0.802318               156,276

                PFL Retirement Builder Variable Annuity Account
                - Retirement Income Builder II Variable Annuity

                   Notes to Financial Statements (continued)


3. Contract Owners' Equity (continued)

                                                            5% Annually Compounding Death Benefit
                                                                 Annual Step-Up Death Benefit
                                                   ---------------------------------------------------------
                                                                                                   Total
                                                      Accumulation      Accumulation Unit         Contract
                     Subaccount                       Units Owned             Value                Value
------------------------------------------------------------------------------------------------------------
Fidelity - VIP II Contrafund                             277,007.546     $  0.922538            $   255,550
Fidelity - VIP II Investment Grade Bond                   39,474.045        1.080513                 42,652
Fidelity - VIP III Growth & Income                        12,974.971        0.979844                 12,713
Fidelity - VIP III Balanced                               99,896.860        0.958158                 95,717
Fidelity - VIP III Mid Cap                               500,412.315        1.114623                557,771

A summary of changes in contract owners' account units for the year ended December 31, 2000 and 1999 follows:

                                         AIM V.I.       AIM V.I.       AIM V.I.     AIM V.I.      Dreyfus
                                          Capital      Government     Growth and    Value          Stock
                                       Appreciation    Securities       Income       Sub-          Index
                                        Subaccount     Subaccount     Subaccount    account      Subaccount
                                       ---------------------------------------------------------------------
  Units outstanding at January 1,
     1999                                   21,783         2,242         34,184        103,374      23,150
     Units purchased                       137,967       226,184        760,343        907,636     874,980
     Units redeemed and transferred         74,263       (38,753)        85,012        488,490     316,571
                                       ---------------------------------------------------------------------
  Units outstanding at December 31,
     1999                                  234,013       189,673        879,539      1,499,500   1,214,701
     Units purchased                     1,041,757       322,888      2,118,051      3,244,475   2,788,998
     Units redeemed and transferred        451,229       124,890        554,351      1,364,145     204,845
                                       ---------------------------------------------------------------------
  Units outstanding at December 31,
     2000                                1,726,999       637,451      3,551,941      6,108,120   4,208,544
                                       =====================================================================

                PFL Retirement Builder Variable Annuity Account
                - Retirement Income Builder II Variable Annuity

                   Notes to Financial Statements (continued)


3. Contract Owners' Equity (continued)

                                         Dreyfus       Dreyfus
                                           VIF -        VIF -         MFS          MFS
                                          Money        Small       Emerging      Emerging
                                         Market       Company       Growth       Markets          MFS
                                          Sub-         Stock         Sub-         Equity        Research
                                        account     Subaccount     account      Subaccount     Subaccount
                                       ---------------------------------------------------------------------
  Units outstanding at January 1,
     1999                                 54,282        3,543        25,593       2,314            2,000
     Units purchased                     448,011       98,374       302,962         403           90,931
     Units redeemed and transferred     (255,111)      39,394        68,482       2,745           16,514
                                       ---------------------------------------------------------------------
  Units outstanding at December 31,
     1999                                247,182      141,311       397,037       5,462          109,445
     Units purchased                     807,570      236,384       833,698       7,160          465,136
     Units redeemed and transferred      (78,839)      68,612       203,178      (4,508)         183,607
                                       ---------------------------------------------------------------------
  Units outstanding at December 31,
     2000                                975,913      446,307     1,433,913       8,114          758,188
                                       =====================================================================

                                           MFS                                                   Oppenheimer
                                          Total       MFS       Oppenheimer      Oppenheimer     Main Street
                                         Return    Utilities       Global          Capital         Growth &
                                           Sub-       Sub-       Securities     Appreciation        Income
                                         account    account      Subaccount      Subaccount       Subaccount
                                       ----------------------------------------------------------------------
  Units outstanding at January 1,
     1999                                  40,489      74,162        5,185          33,923           58,490
     Units purchased                      637,119   1,109,560       19,717         164,058          532,390
     Units redeemed and transferred       262,862     503,707       33,476           8,316          278,722
                                       ----------------------------------------------------------------------
  Units outstanding at December 31,
     1999                                 940,470   1,687,429       58,378         206,297          869,602
     Units purchased                      910,915   2,122,627      648,873       1,071,472        2,614,232
     Units redeemed and transferred       159,019   1,224,636      267,177         376,501        1,452,116
                                       ----------------------------------------------------------------------
  Units outstanding at December 31,
     2000                               2,010,404   5,034,692      974,428       1,654,270        4,935,950
                                       ======================================================================

                PFL Retirement Builder Variable Annuity Account
                - Retirement Income Builder II Variable Annuity

                   Notes to Financial Statements (continued)


3. Contract Owners' Equity (continued)

                                                                            WRL          WRL          WRL
                                                         Oppenheimer       VKAM         Janus        Janus
                                        Oppenheimer       Strategic       Emerging      Global       Growth
                                        High Income         Bond           Growth        Sub-         Sub-
                                         Subaccount       Subaccount     Subaccount     account      account
                                       ------------------------------------------------------------------------
  Units outstanding at January 1,
     1999                                     4,477          2,740           20,430      103,827       89,909
     Units purchased                        271,039        144,725          377,563      845,752    1,607,303
     Units redeemed and transferred         186,040        131,304          182,490      390,428      177,681
                                       ------------------------------------------------------------------------
  Units outstanding at December 31,
     1999                                   461,556        278,769          580,483    1,340,007    1,874,893
     Units purchased                        284,033        228,845        1,989,099    2,644,782    2,644,497
     Units redeemed and transferred         455,916        255,713          752,418      960,032      585,144
                                       ------------------------------------------------------------------------
  Units outstanding at December 31,
     2000                                 1,201,505        763,327        3,322,000    4,944,822    5,104,534
                                       ========================================================================

                                                       Fidelity -                    Fidelity -    Fidelity -
                                        Transamerica     VIP          Fidelity -      VIP High       VIP II
                                         VIF Growth   Equity-Income   VIP Growth       Income      Contrafund
                                         Subaccount    Subaccount     Subaccount     Subaccount    Subaccount
                                       ------------------------------------------------------------------------
  Units purchased                          112,940        99,403        504,997        204,210       555,391
  Units redeemed and transferred           151,634        93,402        156,711         40,701        44,713
                                       ------------------------------------------------------------------------
  Units outstanding at December 31,
     2000                                  264,574       192,805        661,708        244,911       600,104
                                       ========================================================================

                                                   Fidelity -      Fidelity -
                                                     VIP II          VIP III      Fidelity -    Fidelity -
                                                   Investment       Growth &       VIP III        VIP III
                                                   Grade Bond        Income        Balanced       Mid Cap
                                                   Subaccount      Subaccount     Subaccount    Subaccount
                                                 ------------------------------------------------------------
  Units purchased                                     85,917           39,086        40,643       543,005
  Units redeemed and transferred                      20,298           28,786        79,851       362,877
                                                 ------------------------------------------------------------
  Units outstanding at December 31, 2000             106,215           67,872       120,494       905,882
                                                 ============================================================

                PFL Retirement Builder Variable Annuity Account
                - Retirement Income Builder II Variable Annuity

                   Notes to Financial Statements (continued)


4. Administrative, Mortality and Expense Risk Charges

PFL Life deducts a daily administrative charge from the net assets of the Mutual Fund Account at an effective annual rate of .15% of net assets. In addition, administrative charges include an annual charge of the lesser of 2% of the policy value or $30 per contract.

PFL Life deducts a daily charge for assuming certain mortality and expense risks. For the 5% Annually Compounding Death Benefit and the Annual Step-Up Death Benefit, this charge is equal to an effective annual rate of 1.25% of the value of the contract owners' individual account. For the Return of Premium Death Benefit, the corresponding charge is equal to an effective annual rate of 1.10% of the value of the contract owners' individual account. PFL Life also deducts a daily charge equal to an annual rate of .15% of the contract owners' account for administrative expenses.


5. Taxes

Operations of the Mutual Fund Account form a part of PFL Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). The operations of the Mutual Fund Account are accounted for separately from other operations of PFL Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from PFL Life. Under existing federal income tax laws, the income of the Mutual Fund Account, to the extent applied to increase reserves under the variable annuity contracts, is not taxable to PFL Life.

                                             PORTFOLIO SELECT VARIABLE ANNUITYSM

                                                                  Issued Through
                                     RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT
                                                                              by

                                        TRANSAMERICA LIFE INSURANCE COMPANY

Prospectus                                                           May 1, 2001


This flexible premium annuity policy has many investment choices. There is a fixed account, which offers interest at rates that are guaranteed by Transamerica Life Insurance Company (Transamerica), formerly PFL Life Insurance Company, and forty-three underlying fund portfolios offered by various underlying funds. You can choose any combination of the investment choices. You bear the entire investment risk for all amounts you put in the underlying fund portfolios.

This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying funds. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the Portfolio Select Variable AnnuitySM policy, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2001. Please call us at (800) 525-6205 or write us at: Transamerica Life Insurance Company, Financial Markets Division, Variable Annuity Department, 4333 Edgewood Road NE, Cedar Rapids, Iowa, 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. Information about the separate account can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the policies and the underlying funds:
 .  are not bank deposits
 .  are not federally insured
 .  are not endorsed by any bank or government agency
 .  are not guaranteed to achieve their goal
 .  are subject to risks, including loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense. AIM Variable Insurance Funds
AIM V.I. Capital Appreciation Fund
AIM V.I. Growth and Income Fund
AIM V.I. International Equity Fund
AIM V.I. Value Fund
AIM V.I. Dent Demographic Trends Fund

Alliance Variable Products Series Fund, Inc. - Class B

Alliance Premier Growth Portfolio

Alliance Technology Portfolio

Davis Variable Account Fund, Inc.
Davis Value Portfolio

Evergreen Variable Trust
Evergreen VA Fund
Evergreen VA Foundation Fund
Evergreen VA Global Leaders Fund
Evergreen VA Growth and Income Fund

Evergreen VA Blue Chip Fund
Evergreen VA International Growth Fund

Evergreen VA Omega Fund
Evergreen VA Capital Growth Fund
Evergreen VA Growth Fund
Evergreen VA High Income Fund

Federated Insurance Series
Federated American Leaders Fund II
Federated High Income Bond Fund II

Franklin Templeton Variable Insurance Products Trust - Class 2
Franklin Small Cap Fund
Templeton Asset Strategy Fund
Templeton International Securities Fund
Templeton Developing Markets Securities Fund

MFS(R) Variable Insurance TrustSM
MFS Emerging Growth Series
MFS Research Series
MFS Total Return Series
MFS Utilities Series

Oppenheimer Variable Account Funds
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Main Street Growth & Income Fund/VA
Oppenheimer Multiple Strategies Fund/VA
Oppenheimer Strategic Bond Fund/VA

Putnam Variable Trust - Class IB Shares
Putnam VT Global Growth Fund
Putnam VT Growth and Income Fund
Putnam VT Growth Opportunities Fund
Putnam VT Money Market Fund
Putnam VT New Value Fund

Variable Insurance Products Fund (VIP) - Service Class
Fidelity - VIP High Income Portfolio

Variable Insurance Products Fund (VIP) - Service Class 2
Fidelity - VIP Equity-Income Portfolio
Fidelity - VIP Growth Portfolio

Variable Insurance Products Fund II (VIP II) - Initial Class
Fidelity - VIP II Index 500 Portfolio
Fidelity - VIP II Investment Grade Bond Portfolio

Variable Insurance Products Fund III (VIP III) - Service Class
Fidelity - VIP III Growth Opportunities Portfolio

TABLE OF CONTENTS                                                           Page

GLOSSARY OF TERMS..........................................................   3

SUMMARY....................................................................   4

ANNUITY POLICY FEE TABLE...................................................   8

EXAMPLES...................................................................  11

1.THE ANNUITY POLICY.......................................................  17

2.PURCHASE.................................................................  17
  Policy Issue Requirements................................................  17
  Premium Payments.........................................................  17
  Initial Premium Requirements.............................................  17
  Additional Premium Payments..............................................  18
  Maximum Total Premium Payments...........................................  18
  Allocation of Premium Payments...........................................  18
  Policy Value.............................................................  18

3.INVESTMENT CHOICES.......................................................  18
  The Separate Account.....................................................  18
  The Fixed Account........................................................  19
  Transfers................................................................  20

4.PERFORMANCE..............................................................  21

5.EXPENSES.................................................................  21
  Surrender Charges........................................................  21
  Excess Interest Adjustment...............................................  22
  Mortality and Expense Risk Fee...........................................  22
  Administrative Charges...................................................  22
  Premium Taxes............................................................  22
  Federal, State and Local Taxes...........................................  23
  Transfer Fee.............................................................  23
  Family Income Protector..................................................  23
  Beneficiary Earnings Enhancement Rider...................................  23
  Portfolio Fees and Expenses..............................................  23

6.ACCESS TO YOUR MONEY.....................................................  23
  Surrenders...............................................................  23
  Delay of Payment and Transfers...........................................  24
  Excess Interest Adjustment...............................................  24

7. ANNUITY PAYMENTS (THE INCOME PHASE).....................................  24
  Annuity Payment Options..................................................  25

8.DEATH BENEFIT............................................................  26
  When We Pay A Death Benefit..............................................  26
  When We Do Not Pay A Death Benefit.......................................  26
  Amount of Death Benefit..................................................  27
  Guaranteed Minimum Death Benefit.........................................  27
  Adjusted Partial Surrender...............................................  28

9.TAXES....................................................................  28
  Annuity Policies in General..............................................  28
  Qualified and Nonqualified Policies......................................  28
  Surrenders -- Qualified Policies.........................................  29
  Surrenders -- 403(b) Policies............................................  29
  Diversification and Distribution Requirements............................  29
  Surrenders-- Nonqualified Policies.......................................  29
  Taxation of Death Benefit Proceeds.......................................  30
  Annuity Payments.........................................................  30
  Annuity Contracts Purchased by Nonresident Aliens and Foreign
   Corporations............................................................  30
  Transfers, Assignments or Exchanges of Policies..........................  31
  Possible Tax Law Changes.................................................  31
  Separate Account Charges.................................................  31

10.ADDITIONAL FEATURES.....................................................  31
  Systematic Payout Option.................................................  31
  Family Income Protector..................................................  31
  Beneficiary Earnings Enhancement Rider...................................  34
  Nursing Care and Terminal Condition Withdrawal Option....................  35
  Unemployment Waiver......................................................  35
  Telephone Transactions...................................................  35
  Dollar Cost Averaging Program............................................  35
  Asset Rebalancing........................................................  37

11.OTHER INFORMATION.......................................................  37
  Ownership................................................................  37
  Assignment...............................................................  37
  Transamerica Life Insurance Company......................................  37
  The Separate Account.....................................................  37
  Mixed and Shared Funding.................................................  38
  Exchanges and Reinstatements.............................................  38
  Voting Rights............................................................  38
  Distributor of the Policies..............................................  38
  Variations in Policy Provisions..........................................  39
  IMSA.....................................................................  39
  Legal Proceedings........................................................  39
  Financial Statements.....................................................  39

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION...............  39

APPENDIX A
Condensed Financial Information............................................  40

APPENDIX B
Historical Performance Data................................................  46

GLOSSARY OF TERMS

Accumulation Unit - An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value - The policy value increased or decreased by any excess interest adjustment.

Annuitant - The person during whose life any annuity payments involving life contingencies will continue.

Annuity Commencement Date - The date upon which annuity payments are to commence. The annuity commencement date may not be later than the last day of the policy month starting after the annuitant attains age 85, except as expressly allowed by Transamerica. In no event will this date be later than the last day of the policy month following the month in which the annuitant attains age 95. The annuity commencement date may have to be earlier for qualified policies.

Annuity Payment Option - A method of receiving a stream of annuity payments selected by the owner.

Cash Value - The adjusted policy value less any applicable surrender charge and less any rider fees (imposed upon surrender).

Cumulative Free Percentage - The percentage (as applied to the policy value) which is available free of any surrender charge.

Excess Interest Adjustment - A positive or negative adjustment to amounts surrendered upon partial or full surrenders from the fixed account guaranteed period options, or to amounts applied to annuity payment options. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account - One or more investment choices under the policy that are part of Transamerica's general assets that are not in separate account.

Guaranteed Period Options - The various guaranteed interest rate periods of the fixed account which Transamerica may offer and into which premium payments may be paid or amounts transferred.

Owner - The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner or a successor owner in the information given to us to issue a policy.

Policy Value - On or before the annuity commencement date, the policy value is equal to the owner's:
 .  premium payments; minus

 .  partial surrenders (including the net effect of any applicable excess interest adjustments and/or surrender charges on such surrenders); plus . interest credited in the fixed account; plus
 .  accumulated gains in the separate account; minus

 .  losses in the separate account; minus
 .  service charges, rider fees, premium taxes and transfer fees, if any.

Separate Account - The Portfolio Select Variable Annuity division of the Retirement Builder Variable Annuity Account, formerly known as the PFL Retirement Builder Variable Annuity Account. The Retirement Builder Variable Annuity Account is a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"), to which premium payments under the policies may be allocated.

Subaccount - A subdivision within the separate account, the assets of which are invested in a specified portfolio of the underlying funds.

              (Note: The SAI contains a more extensive Glossary.)

SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1.THE ANNUITY POLICY

The flexible premium variable annuity policy offered by Transamerica Life Insurance Company (Transamerica, we, us, or our) through First Union Brokerage Services, Inc. is a policy between you, as the owner, and Transamerica, an insurance company. The policy provides a way for you to invest on a tax-deferred basis in the following investment choices: subaccounts of the separate account, and a fixed account of Transamerica. The policy is intended to accumulate money for retirement or other long-term investment purposes.

This policy offers forty-three subaccounts that are listed in Section 3. Each subaccount invests exclusively in shares of one of the portfolios of the underlying funds. The policy value depends on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that Transamerica guarantees. We guarantee to return your investment with interest credited for all amounts allocated to the fixed account.

The policy, like all deferred annuity policies, has two phases: the "accumulation phase" and the "income phase." During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you begin receiving regular payments from your policy. The money you can accumulate during the accumulation phase will largely determine the income payments you receive during the income phase.

2.PURCHASE

You can buy this policy with $2,000 or more under most circumstances. You can add as little as $50 at any time during the accumulation phase.

3.INVESTMENT OPTIONS

You can allocate your premium payments to one or more of the following investment choices described in the underlying fund prospectuses:

AIM V.I. Capital Appreciation Fund
AIM V.I. Growth and Income Fund
AIM V.I. International Equity Fund
AIM V.I. Value Fund
AIM V.I. Dent Demographic Trends Fund

Alliance Premier Growth Portfolio - Class B

Alliance Technology Portfolio - Class B
Davis Value Portfolio
Evergreen VA Fund
Evergreen VA Foundation Fund
Evergreen VA Global Leaders Fund
Evergreen VA Growth and Income Fund

Evergreen VA Blue Chip Fund
Evergreen VA International Growth Fund

Evergreen VA Omega Fund
Evergreen VA Capital Growth Fund
Evergreen VA Growth Fund
Evergreen VA High Income Fund
Federated American Leaders Fund II
Federated High Income Bond Fund II
Franklin Small Cap Fund - Class 2
Templeton Asset Strategy Fund - Class 2
Templeton International Securities Fund - Class 2
Templeton Developing Markets Securities Fund -Class 2
MFS Emerging Growth Series
MFS Research Series
MFS Total Return Series
MFS Utilities Series
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Main Street Growth & Income Fund/VA
Oppenheimer Multiple Strategies Fund/VA
Oppenheimer Strategic Bond Fund/VA
Putnam VT Global Growth Fund - Class IB Shares
Putnam VT Growth and Income Fund - Class IB Shares
Putnam VT Growth Opportunities Fund - Class IB Shares
Putnam VT Money Market Fund - Class IB Shares
Putnam VT New Value Fund - Class IB Shares

Fidelity - VIP High Income Portfolio - Service Class

Fidelity - VIP Equity-Income Portfolio  - Service Class 2
Fidelity - VIP Growth Portfolio - Service Class 2
Fidelity - VIP II Index 500 Portfolio - Initial Class
Fidelity - VIP II Investment Grade Bond Portfolio - Initial Class
Fidelity - VIP III Growth Opportunities Portfolio - Service Class

Depending upon their investment performance, you can make or lose money in any of these subaccounts.

You can also allocate your premium payments to the fixed account.

You can transfer money between any of the investment choices within certain limits. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year.

4.PERFORMANCE

The value of the policy will vary up or down depending upon the investment performance of the subaccounts you choose. We provide performance information in Appendix B and in the SAI. This data does not indicate future performance.

5.EXPENSES

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.

We may deduct a surrender charge of up to 6.0% of premium payments surrendered within five years after the premium is paid. However, after the tenth policy year, no surrender charges apply, regardless of when you made your last premium payment. To calculate surrender charges, we consider the premium you paid to come out before any earnings.

Full surrenders and partial surrenders from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account.

We deduct daily mortality and expense risk fees and administrative charges of either 1.25% or 1.40% per year from the assets in each subaccount, depending on the guaranteed minimum death benefit you choose.

During the accumulation phase, we deduct an annual service charge of no more than $30 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.

We will deduct state premium taxes, which currently range from 0% to 3.50%, upon total surrender, payment of a death benefit or when annuity payments begin.

If you elect the family income protector rider, there is an annual fee during the accumulation phase of 0.30% of the minimum annuitization value. If you receive annuity payments under the rider, then during the income phase there is a guaranteed payment fee at an annual rate of 1.25% of the daily net asset value in the separate account.

If you elect the beneficiary earnings enhancement rider, there is an annual rider fee during the accumulation phase of 0.25% of the policy value.

The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.

6.ACCESS TO YOUR MONEY

You can take out $500 or more anytime during the accumulation phase (except under certain qualified policies). You may take out up to 10% of the policy value free of surrender charges each policy year. The amount that may be taken free of surrender charges is referred to as the cumulative free percentage. Any cumulative free percentage that is not taken in one year is carried forward and is available to be taken in the following policy year free of surrender charges.

Amounts surrendered in excess of the cumulative free percentage may be subject to a surrender charge and excess interest adjustment. You may also have to pay income tax and a tax penalty on any money you take out.

Access to amounts held in qualified policies may be restricted or prohibited.

7. ANNUITY PAYMENTS (THE INCOME PHASE)

The policy allows you to receive income under one of five annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, the dollar amount of your payments may go up or down. (although an optional rider, the family income protector, guarantees a minimum amount for each payment).

You can not take money out during the income phase, although you will generally be receiving annuity payments.

8. DEATH BENEFIT

If you are both the owner and the annuitant and you die before the income phase begins, then your beneficiary will receive a death benefit.

Naming different persons as owner and annuitant can affect whether the death benefit is payable and to whom amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

When you purchase the policy, you may choose one of the following guaranteed minimum death benefits:

 .  Return of Premium
 .  5% Annually Compounding
 .  Annual Step-Up

Charges are lower for the Return of Premium Death Benefit than they are for the other two.

After the policy is issued, the guaranteed minimum death benefit cannot be changed.

If the owner is not the annuitant, no death benefit is paid if the owner dies.

9. TAXES

Your earnings, if any, are generally not taxed until you take them out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. Under qualified policies, surrenders are prorated between taxable and nontaxable amounts. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the earnings. Payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income.

10. ADDITIONAL FEATURES

This policy has additional features that might interest you. These include the following:

 . You can arrange to have money automatically sent to you monthly, quarterly, semi-annually, or annually while your policy is in the accumulation phase. This feature is referred to as the "systematic payout option." Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.
 . You can elect an optional rider that guarantees you a minimum annuitization value. This feature is called the "family income protector." There is an extra charge for this rider.

 . You can elect an optional rider that pays an additional amount on top of the policy death benefit, in certain circumstances. This feature is called the "beneficiary earnings enhancement." There is an extra charge for this rider.

 . Under certain medically related circumstances, we will allow you to fully or partially surrender your policy value without a surrender charge and excess interest adjustment. This feature is called the "nursing care and terminal condition withdrawal option."

 . Under certain unemployment circumstances, you may surrender all or a portion of the policy value free of surrender charges and excess interest adjustments. This feature is called the "unemployment waiver."

 . You may make transfer and/or change the allocation of additional premium payments by telephone.

 . You can arrange to automatically transfer money monthly or quarterly from certain investment options into one or more subaccounts. This feature is known as "dollar cost averaging."
 . We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called "asset rebalancing."

These features are not available in all states, may vary by state, and may not be suitable for your particular situation.

11.OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive the policy), or whatever longer time may be permitted by state law. The amount of the refund will generally be the policy value. We will pay the refund within 7 days after we receive written notice of cancellation and the returned policy. The policy will then be deemed void.

No Probate. Usually, when the annuitant dies, the person you choose as your beneficiary will receive the death benefit without going through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment or if you cannot take the risk of losing the money that you put in.

There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, the family income protector and the beneficiary earnings enhancement rider, make this policy appropriate for your needs.

Financial Statements. Financial statements for Transamerica and the subaccounts are in the SAI. Condensed financial information for the subaccounts is in Appendix A to this prospectus.

12.INQUIRIES

 If you need more information, please contact us at:

 Administrative and Service Office
 Financial Markets Division
 Variable Annuity Department

 Transamerica Life Insurance Company

 4333 Edgewood Road NE
 P.O. Box 3183
 Cedar Rapids, IA 52406-3183

You may check your policy at www.talife.com. Follow the logon procedures. You will need your pre-assigned Personal Identification Number ("PIN") to access information about your policy. We cannot guarantee that you will be able to access this site.

                            ANNUITY POLICY FEE TABLE
--------------------------------------------------------------------------------

                        Separate Account Annual Expenses
                        (as a percentage of average account
                        value)
                        Mortality and Expense Risk
                         Fee(/5/)                          1.25%
                        Administrative Charge              0.15%
                                                           -----
                        TOTAL SEPARATE ACCOUNT
                        ANNUAL EXPENSES                    1.40%

    Policy Owner Transaction Expenses
-----------------------------------------
Sales Load On
 Purchase Payments                      0
Maximum Surrender
Charge
(as a % of Premium
Payments
 Surrendered)(/1/)                     6%
Annual Service
 Charge(/2/)          $0 - $30 Per Policy
Transfer Fee(/3/)                $0 - $10
Family Income
 Protector Rider
 Fee(/4/)                           0.30%
Beneficiary Earnings
 Enhancement Rider
 Fee                                0.25%

--------------------------------------------------------------------------------

                      Portfolio Annual Expenses(/6/)

  (as a percentage of average net assets and after fee waivers and/or expense reimbursements)

--------------------------------------------------------------------------------

                                                                         Total
                                                                 Rule  Portfolio
                                             Management  Other   12b-1  Annual
                                                Fees    Expenses Fees  Expenses
--------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund.........    0.61%     0.21%      --   0.82%
AIM V.I. Growth and Income Fund............    0.60%     0.24%      --   0.84%
AIM V.I. International Equity Fund.........    0.73%     0.29%      --   1.02%
AIM V.I. Value Fund........................    0.61%     0.23%      --   0.84%
AIM V.I. Dent Demographic Trends Fund(/7/).    0.72%     0.78%      --   1.50%
Alliance Premier Growth Portfolio - Class
 B.........................................    1.00%     0.05%   0.25%   1.30%
Alliance Technology Portfolio - Class
 B(/8/)....................................    0.99%     0.07%   0.25%   1.31%
Davis Value Portfolio(/9/).................    0.75%     0.25%      --   1.00%
Evergreen VA Fund(/10/)....................    0.82%     0.21%      --   1.03%
Evergreen VA Foundation Fund...............    0.75%     0.17%      --   0.92%
Evergreen VA Global Leaders Fund(/10/).....    0.72%     0.29%      --   1.01%
Evergreen VA Growth and Income Fund(/10/)..    0.81%     0.20%      --   1.01%
Evergreen VA Blue Chip Fund................    0.37%     0.64%      --   1.01%
Evergreen VA International Growth
 Fund(/10/)................................    0.16%     0.86%      --   1.02%
Evergreen VA Omega Fund....................    0.52%     0.16%      --   0.68%
Evergreen VA Capital Growth Fund...........    0.71%     0.32%      --   1.03%
Evergreen VA Growth Fund...................    0.70%     0.07%      --   0.77%
Evergreen VA High Income Fund(/10/)........    0.70%     0.31%      --   1.01%
Federated American Leaders Fund II(/11/)...    0.75%     0.12%      --   0.87%
Federated High Income Bond Fund II(/11/)...    0.60%     0.16%      --   0.76%
Franklin Small Cap Fund - Class
 2(/12/)(/13/)(/14/).......................    0.49%     0.28%   0.25%   1.02%
Templeton Asset Strategy Fund - Class
 2(/14/)...................................    0.60%     0.22%   0.25%   1.07%
Templeton International Securities Fund -
  Class 2(/14/)............................    0.67%     0.20%   0.25%   1.12%
Templeton Developing Markets Securities
 Fund - Class 2(/14/)......................    1.25%     0.31%   0.25%   1.81%
MFS Emerging Growth Series(/15/)...........    0.75%     0.10%      --   0.85%
MFS Research Series(/15/)..................    0.75%     0.10%      --   0.85%
MFS Total Return Series(/15/)..............    0.75%     0.15%      --   0.90%
MFS Utilities Series(/15/).................    0.75%     0.16%      --   0.91%
Oppenheimer Capital Appreciation Fund/VA...    0.64%     0.03%      --   0.67%
Oppenheimer Main Street Growth & Income
 Fund/VA...................................    0.70%     0.03%      --   0.73%
Oppenheimer Multiple Strategies Fund/VA....    0.72%     0.04%      --   0.76%
Oppenheimer Strategic Bond Fund/VA.........    0.74%     0.05%      --   0.79%
Putnam VT Global Growth Fund - Class IB
 Shares(/16/)(/17/)........................    0.66%     0.10%   0.25%   1.01%
Putnam VT Growth and Income Fund - Class IB
 Shares(/16/)(/17/)........................    0.46%     0.04%   0.25%   0.75%
Putnam VT Growth Opportunities Fund - Class
 IB Shares(/16/)(/17/)(/18/)...............    0.70%     0.16%   0.25%   1.11%
Putnam VT Money Market Fund - Class IB
 Shares(/16/)(/17/)........................    0.42%     0.08%   0.25%   0.75%
Putnam VT New Value Fund - Class IB
 Shares(/16/)(/17/)........................    0.70%     0.09%   0.25%   1.04%
Fidelity - VIP High Income Portfolio -
  Service Class............................    0.58%     0.10%   0.10%   0.78%
Fidelity - VIP Equity-Income Portfolio -
  Service Class 2(/19/)....................    0.48%     0.10%   0.25%   0.83%
Fidelity - VIP Growth Portfolio - Service
 Class 2(/19/).............................    0.57%     0.09%   0.25%   0.91%
Fidelity - VIP II Index 500 Portfolio -
  Initial Class(/20/)......................    0.24%     0.04%      --   0.28%
Fidelity - VIP II Investment Grade Bond
 Portfolio - Initial Class.................    0.43%     0.11%      --   0.54%
Fidelity - VIP III Growth Opportunities
 Portfolio - Service Class(/19/)...........    0.58%     0.11%   0.10%   0.79%

(/1/)The surrender charge is decreased based on the number of years since the premium payment was made, from 6% in the year in which the premium payment was made to 0% in the sixth year after the premium payment was made. However, after the tenth policy year, no surrender charges apply, regardless of when you made your last premium payment. If applicable, a surrender charge will only be applied to surrenders that exceed the amount available under certain listed exceptions. The surrender charge, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account.

(/2/)The service charge is the lesser of $30 or 2% of the policy value. It applies to both the fixed account and the separate account, and is assessed on a pro rata basis relative to each account's policy value as a percentage of the policy's total policy value.

(/3/)The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. There is no fee for the first 12 transfers per year. For additional transfers, Transamerica may charge a fee of $10 per transfer, but currently does not charge for any transfers.

(/4/)The annual rider fee is 0.30% of the minimum annuitization value and is deducted only during the accumulation phase. If you annuitize under the rider, a guaranteed payment fee is deducted . See Section 5, Expenses.

(/5/)The mortality and expense risk fee shown (1.25%) is for the "5% Annually
     Compounding Death Benefit" and the "Annual Step Up Death Benefit." This reflects a fee that is 0.15% higher than the 1.10% corresponding fee for the "Return of Premium Death Benefit."

(/6/)The fee table information relating to the underlying funds was provided to Transamerica by the underlying funds, their investment advisers or managers, and Transamerica has not and cannot independently verify the accuracy or completeness of such information. Therefore, Transamerica disclaims any and all liability for such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

(/7/)Expenses are after fee waivers and have been restated to reflect current fees. The investment advisor has agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to limit Total Portfolio Annual Expenses to 1.50% of average daily net assets until December 31, 2001. Total Portfolio Annual Expenses before waivers was 1.63%.

(/8/)Total Portfolio Annual Expense before waivers and reimbursements for the Alliance Technology Portfolio was 1.33%.

(/9/)Total Portfolio Annual Expenses before expense reimbursements for the Davis Value Portfolio was 1.01%.

(/10/)Annual results for the Evergreen VA Funds for the year ended December
      31, 2000, net of expense waivers and reimbursements. If the underlying funds had borne all expenses that were assumed or waived by the investment advisor, the ratios for Other Expenses and Total Underlying Fund Annual Expenses (reduced by custodial offset arrangements), respectively, would have been as follows: 0.21%, 1.08% - Evergreen VA Fund; 0.29%, 1.16% - Evergreen VA Global Leaders Fund; 0.20%, 1.07% -
       Evergreen VA Growth and Income Fund; 0.86%, 1.52% - Evergreen VA International Growth Fund; and 0.50%, 1.20% - Evergreen VA High Income Fund.

(/11/)Total Portfolio Annual Expenses before waivers for the Federated
      American Leaders Fund II and the Federated High Income Bond Fund II were 1.12% and 1.01%, respectively.

(/12/)For the Franklin Small Cap Fund - Class 2, the manager has agreed in advance to make an estimated reduction of 0.04% of its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and by order of the Securities and Exchange Commission. Without this reduction, the total annual fund operating expenses are estimated to be 1.06%.

(/13/)For the fiscal year ended December 31, 2000, Total Portfolio Annual
      Expenses for the Franklin Small Cap Fund - Class 2 have been restated due to a new management agreement effective May 1, 2000.

(/14/)The Franklin Templeton's fund's class 2 distribution plan or "rule 12b-1 plan" is described in the underlying fund's prospectus.

(/15/)Each MFS series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. Other expenses do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. The ratios for Other Expenses and Total Underlying Fund Annual Expenses (reduced by custodial offset arrangements), respectively, would have been as follows: 0.10%, 0.84% - MFS Emerging Growth Series; 1.10%, 0.84% - MFS Research Series; 0.15%, 0.89% - MFS Total Return Series; and 0.16%, 0.90% - MFS Utilities Series.

(/16/)The Distribution Plan with respect to Class IB shares provides for payments by each fund to Putnam Retail Management, Inc. at the annual rate (expressed as a percentage of average net assets) of up to 0.35%. The Trustees currently limit 12b-1 payments on Class IB shares to 0.25% of average net assets

(/17/)The Rule 12b-1 fees have been restated to reflect an increase in the 12b-1 fees currently payable to Putnam Investment Management, LLC ("Putnam Management"). The Trustees currently limit payments on Class IB Shares to 0.25% of annual net assets. Actual 12b-1 fees during the most recent fiscal year were 0.15% of average net assets.

(/18/)The Putnam VT Growth Opportunities Fund commenced operations on January
      31, 2000, therefore the Total Portfolio Annual Expenses are annualized.

(/19/)Total Portfolio Annual Expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying underlying fund prospectus for details.

(/20/)Fidelity Management & Research Company agreed to reimburse a portion of Index 500 Portfolio's expenses during the period. The expenses presented in the table are shown with this reimbursement. Without this reimbursement, the Portfolios' management fee, other expenses and total expenses would have been: 0.24%, 0.09%, and 0.33%.

EXAMPLES - TABLE A

You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, assuming the entire policy value is in the applicable subaccount, and assuming no optional riders have been selected:

The expenses reflect different mortality and expense risk fees depending on which death benefit you select:
A =Return of Premium Death Benefit (1.10% charge)
B =5% Annually Compounding Death Benefit or the Annual Step-Up Death Benefit (1.25% charge)

                                                            If the Policy is
                                                         annuitized at the end
                                                         of the applicable time
                                     If the Policy is       period or if the
                                  surrendered at the end    Policy is still
                                  of the applicable time  in the accumulation
                                         period.                 phase.
                                     ------------------------------------------
                                   1     3     5    10    1     3     5    10
  Subaccounts                     Year Years Years Years Year Years Years Years
-------------------------------------------------------------------------------
  AIM V.I. Capital
   Appreciation Fund           A  $75  $107  $123  $246  $22   $67  $114  $246
                                 ----------------------------------------------
                               B  $77  $112  $130  $261  $23   $71  $122  $261
-------------------------------------------------------------------------------
  AIM V.I. Growth and Income
   Fund                        A  $76  $108  $124  $248  $22   $67  $115  $248
                                 ----------------------------------------------
                               B  $77  $112  $131  $263  $23   $72  $123  $263
-------------------------------------------------------------------------------
  AIM V.I. International
   Equity Fund                 A  $77  $113  $133  $266  $24   $73  $124  $266
                                 ----------------------------------------------
                               B  $79  $118  $141  $281  $25   $77  $132  $281
-------------------------------------------------------------------------------
  AIM V.I. Value Fund          A  $76  $108  $124  $248  $22   $67  $115  $248
                                 ----------------------------------------------
                               B  $77  $112  $131  $263  $23   $72  $123  $263
-------------------------------------------------------------------------------
  AIM V.I. Dent Demographic
   Trends Fund                 A  $82  $128  $157  $313  $28   $87  $148  $313
                                 ----------------------------------------------
                               B  $84  $132  $164  $328  $30   $91  $156  $328
-------------------------------------------------------------------------------
  Alliance Premier Growth
   Portfolio -                 A  $80  $122  $147  $294  $26   $81  $138  $294
                                 ----------------------------------------------
   Class B                     B  $82  $126  $155  $309  $28   $85  $146  $309
-------------------------------------------------------------------------------
  Alliance Technology
   Portfolio -                 A  $80  $122  $148  $295  $26   $81  $139  $295
                                 ----------------------------------------------
   Class B                     B  $82  $127  $155  $310  $28   $86  $146  $310
-------------------------------------------------------------------------------
  Davis Value Portfolio        A  $77  $113  $132  $264  $23   $72  $123  $264
                                 ----------------------------------------------
                               B  $79  $117  $140  $279  $25   $77  $131  $279
-------------------------------------------------------------------------------
  Evergreen VA Fund            A  $78  $113  $133  $267  $24   $73  $125  $267
                                 ----------------------------------------------
                               B  $79  $118  $141  $282  $25   $77  $132  $282
-------------------------------------------------------------------------------
  Evergreen VA Foundation
   Fund                        A  $76  $110  $128  $256  $23   $70  $119  $256
                                 ----------------------------------------------
                               B  $78  $115  $135  $271  $24   $74  $127  $271
-------------------------------------------------------------------------------
  Evergreen VA Global
   Leaders Fund                A  $77  $113  $132  $265  $23   $72  $124  $265
                                 ----------------------------------------------
                               B  $79  $117  $140  $280  $25   $77  $131  $280
-------------------------------------------------------------------------------
  Evergreen VA Growth and
   Income Fund                 A  $77  $113  $132  $265  $23   $72  $124  $265
                                 ----------------------------------------------
                               B  $79  $117  $140  $280  $25   $77  $131  $280
-------------------------------------------------------------------------------
  Evergreen VA Blue Chip
   Fund                        A  $77  $113  $132  $265  $23   $72  $124  $265
                                 ----------------------------------------------
                               B  $79  $117  $140  $280  $25   $77  $131  $280
-------------------------------------------------------------------------------
  Evergreen VA International
   Growth Fund                 A  $77  $113  $133  $266  $24   $73  $124  $266
                                 ----------------------------------------------
                               B  $79  $118  $141  $281  $25   $77  $132  $281
-------------------------------------------------------------------------------
  Evergreen VA Omega Fund      A  $74  $103  $115  $231  $20   $62  $107  $231
                                 ----------------------------------------------
                               B  $75  $107  $123  $247  $22   $67  $115  $247
-------------------------------------------------------------------------------
  Evergreen VA Capital
   Growth Fund                 A  $78  $113  $133  $267  $24   $73  $125  $267
                                 ----------------------------------------------
                               B  $79  $118  $141  $282  $25   $77  $132  $282
-------------------------------------------------------------------------------

EXAMPLES - TABLE A - continued . . .

                                                            If the Policy is
                                                             annuitized at
                                                             the end of the
                                     If the Policy is    applicable time period
                                  surrendered at the end  or if the Policy is
                                  of the applicable time      still in the
                                         period.          accumulation phase.
                                     ------------------------------------------
                                   1     3     5    10    1     3     5    10
  Subaccounts                     Year Years Years Years Year Years Years Years
-------------------------------------------------------------------------------
  Evergreen VA Growth Fund      A $75  $105  $120  $241  $21  $ 65  $112  $241
                                  ---------------------------------------------
                                B $76  $110  $128  $256  $23  $ 70  $119  $256
-------------------------------------------------------------------------------
  Evergreen VA High Income
   Fund                         A $77  $113  $132  $265  $23  $ 72  $124  $265
                                  ---------------------------------------------
                                B $79  $117  $140  $280  $25  $ 77  $131  $280
-------------------------------------------------------------------------------
  Federated American Leaders
   Fund II                      A $76  $109  $125  $251  $22  $ 68  $117  $251
                                  ---------------------------------------------
                                B $77  $113  $133  $266  $24  $ 73  $124  $266
-------------------------------------------------------------------------------
  Federated High Income Bond
   Fund II                      A $75  $105  $120  $240  $21  $ 65  $111  $240
                                  ---------------------------------------------
                                B $76  $110  $127  $255  $22  $ 69  $119  $255
-------------------------------------------------------------------------------
  Franklin Small Cap Fund -
    Class 2                     A $77  $113  $133  $266  $24  $ 73  $124  $266
                                  ---------------------------------------------
                                B $79  $118  $141  $281  $25  $ 77  $132  $281
-------------------------------------------------------------------------------
  Templeton Asset Strategy
   Fund - Class 2               A $78  $115  $135  $271  $24  $ 74  $127  $271
                                  ---------------------------------------------
                                B $79  $119  $143  $286  $26  $ 79  $134  $186
-------------------------------------------------------------------------------
  Templeton International
   Securities Fund -            A $78  $116  $138  $276  $25  $ 76  $129  $276
                                  ---------------------------------------------
   Class 2                      B $80  $121  $146  $291  $26  $ 80  $137  $291
-------------------------------------------------------------------------------
  Templeton Developing
   Markets                      A $85  $137  $172  $343  $31  $ 96  $163  $343
                                  ---------------------------------------------
   Securities Fund - Class 2    B $87  $142  $180  $356  $33  $101  $171  $356
-------------------------------------------------------------------------------
  MFS Emerging Growth Series    A $76  $108  $124  $249  $22  $ 67  $116  $249
                                  ---------------------------------------------
                                B $77  $113  $132  $264  $23  $ 72  $123  $264
-------------------------------------------------------------------------------
  MFS Research Series           A $76  $108  $124  $249  $22  $ 67  $116  $249
                                  ---------------------------------------------
                                B $77  $113  $132  $264  $23  $ 72  $132  $264
-------------------------------------------------------------------------------
  MFS Total Return Series       A $76  $109  $127  $254  $22  $ 69  $118  $254
                                  ---------------------------------------------
                                B $78  $114  $134  $269  $24  $ 74  $126  $269
-------------------------------------------------------------------------------
  MFS Utilities Series          A $76  $110  $127  $255  $22  $ 69  $119  $255
                                  ---------------------------------------------
                                B $78  $114  $135  $270  $24  $ 74  $126  $270
-------------------------------------------------------------------------------
  Oppenheimer Capital
   Appreciation Fund/VA         A $74  $102  $115  $230  $20  $ 62  $107  $230
                                  ---------------------------------------------
                                B $75  $107  $123  $246  $22  $ 67  $114  $246
-------------------------------------------------------------------------------
  Oppenheimer Main Street       A $74  $104  $118  $236  $21  $ 64  $110  $236
                                  ---------------------------------------------
   Growth & Income Fund/VA      B $76  $109  $126  $252  $22  $ 68  $117  $252
-------------------------------------------------------------------------------
  Oppenheimer Multiple
   Strategies Fund/VA           A $75  $105  $120  $240  $21  $ 65  $111  $240
                                  ---------------------------------------------
                                B $76  $110  $127  $255  $22  $ 69  $119  $255
-------------------------------------------------------------------------------
  Oppenheimer Strategic Bond
   Fund/VA                      A $75  $106  $121  $243  $21  $ 66  $113  $243
                                  ---------------------------------------------
                                B $77  $111  $129  $258  $23  $ 70  $120  $258
-------------------------------------------------------------------------------
  Putnam VT Global Growth
   Fund -                       A $77  $113  $132  $265  $23  $ 72  $124  $265
                                  ---------------------------------------------
   Class IB Shares              B $79  $117  $140  $280  $25  $ 77  $131  $280
-------------------------------------------------------------------------------
  Putnam VT Growth and
   Income Fund -                A $75  $105  $119  $239  $21  $ 64  $111  $239
                                  ---------------------------------------------
   Class IB Shares              B $76  $109  $127  $254  $22  $ 69  $118  $254
-------------------------------------------------------------------------------
  Putnam VT Growth
   Opportunities Fund -         A $78  $116  $137  $275  $24  $ 75  $129  $275
                                  ---------------------------------------------
   Class IB Shares              B $80  $120  $145  $290  $26  $ 80  $136  $290

EXAMPLES - TABLE A - continued . . .

                                  If the Policy is
                                    surrendered         If the Policy is annuitized at
                                 at the end of the      the end of the applicable time
                                     applicable        period or if the Policy is still
                                    time period.          in the accumulation phase.
                                     ---------------------------------------------------
                                1     3     5    10      1       3        5        10
  Subaccounts                  Year Years Years Years  Year    Years    Years    Years
----------------------------------------------------------------------------------------
  Putnam VT Money Market
   Fund -                    A $75  $105  $119  $239  $    21  $    64 $    111 $    239
                                  ------------------------------------------------------
   Class IB Shares           B $76  $109  $127  $254  $    22  $    69 $    118 $    254
----------------------------------------------------------------------------------------
  Putnam VT New Value
   Fund -                    A $78  $114  $134  $268  $    24  $    73 $    125 $    268
                                  ------------------------------------------------------
   Class IB Shares           B $79  $118  $142  $283  $    25  $    78 $    113 $    283
----------------------------------------------------------------------------------------
  Fidelity - VIP High
   Income                    A $75  $106  $121  $242  $    21  $    65 $    112 $    242
                                  ------------------------------------------------------
   Service Class             B $77  $110  $128  $257  $    23  $    70 $    120 $    257
----------------------------------------------------------------------------------------
  Fidelity - VIP Equity-
   Income                    A $75  $107  $123  $247  $    22  $    67 $    115 $    247
                                  ------------------------------------------------------
   Service Class 2           B $77  $112  $131  $262  $    23  $    71 $    122 $    262
----------------------------------------------------------------------------------------
  Fidelity - VIP Growth      A $76  $110  $127  $255  $    22  $    69 $    119 $    255
                                  ------------------------------------------------------
   Service Class 2           B $78  $114  $135  $270  $    24  $    74 $    126 $    270
----------------------------------------------------------------------------------------
  Fidelity - VIP II Index
   500                       A $70  $ 90  $ 95  $188  $    16  $    50 $     86 $    188
                                  ------------------------------------------------------
   Initial Class             B $71  $ 95  $102  $205  $    18  $    55 $     94 $    205
----------------------------------------------------------------------------------------
  Fidelity - VIP II
   Investment Grade Bond     A $73  $ 98  $108  $217  $    19  $    58 $    100 $    217
                                  ------------------------------------------------------
   Initial Class             B $74  $103  $116  $232  $    20  $    63 $    108 $    232
----------------------------------------------------------------------------------------
  Fidelity - VIP III
   Growth Opportunities      A $75  $106  $121  $243  $    21  $    66 $    113 $    243
                                  ------------------------------------------------------
   Service Class             B $77  $111  $129  $258  $    23  $    70 $    120 $    258

EXAMPLES - TABLE B

You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, assuming the entire policy value is in the applicable subaccount, and assuming both the family income protector rider and the beneficiary earnings enhancement rider have been selected:

The expenses reflect different mortality and expense risk fees depending on which death benefit you select:
A =Return of Premium Death Benefit (1.10% charge)
B =5% Annually Compounding Death Benefit or the Annual Step-Up Death Benefit (1.25% charge)

                                   If the Policy is
                                     surrendered         If the Policy is annuitized at
                                  at the end of the      the end of the applicable time
                                   applicable time      period or if the Policy is still
                                       period.             in the accumulation phase.
                                     ----------------------------------------------------
                                 1     3     5    10
  Subaccounts                   Year Years Years Years 1 Year  3 Years  5 Years  10 Years
-----------------------------------------------------------------------------------------
  AIM V.I. Capital
   Appreciation Fund          A $81  $125  $153  $308  $    27 $     84 $    144 $    308
                                  -------------------------------------------------------
                              B $83  $129  $160  $323  $    29 $     88 $    151 $    323
-----------------------------------------------------------------------------------------
  AIM V.I. Growth and
   Income Fund                A $81  $125  $154  $310  $    27 $     85 $    145 $    310
                                  -------------------------------------------------------
                              B $83  $130  $161  $325  $    29 $     89 $    152 $    325
-----------------------------------------------------------------------------------------
  AIM V.I. International
   Equity Fund                A $83  $131  $163  $328  $    29 $     90 $    154 $    328
                                  -------------------------------------------------------
                              B $85  $135  $170  $342  $    31 $     94 $    161 $    342
-----------------------------------------------------------------------------------------
  AIM V.I. Value Fund         A $81  $125  $154  $310  $    27 $     85 $    145 $    310
                                  -------------------------------------------------------
                              B $83  $130  $161  $325  $    29 $     89 $    152 $    325
-----------------------------------------------------------------------------------------
  AIM V.I. Dent
   Demographic Trends Fund    A $88  $145  $186  $373  $    34 $    104 $    177 $    373
                                  -------------------------------------------------------
                              B $89  $150  $193  $386  $    35 $    108 $    184 $    386
-----------------------------------------------------------------------------------------
  Alliance Premier Growth
   Portfolio -                A $86  $139  $176  $354  $    32 $     98 $    167 $    354
                                  -------------------------------------------------------
   Class B                    B $87  $144  $184  $368  $    33 $    103 $    175 $    368
-----------------------------------------------------------------------------------------
  Alliance Technology
   Portfolio -                A $86  $139  $177  $355  $    32 $     98 $    168 $    355
                                  -------------------------------------------------------
   Class B                    B $87  $144  $184  $369  $    34 $    103 $    175 $    369
-----------------------------------------------------------------------------------------
  Davis Value Portfolio       A $83  $130  $162  $326  $    29 $     89 $    153 $    326
                                  -------------------------------------------------------
                              B $84  $135  $169  $340  $    31 $     94 $    160 $    340
-----------------------------------------------------------------------------------------
  Evergreen VA Fund           A $83  $131  $163  $329  $    29 $     90 $    154 $    329
                                  -------------------------------------------------------
                              B $85  $136  $170  $343  $    31 $     95 $    161 $    343
-----------------------------------------------------------------------------------------
  Evergreen VA Foundation
   Fund                       A $82  $128  $158  $318  $    28 $     87 $    149 $    318
                                  -------------------------------------------------------
                              B $84  $132  $165  $333  $    30 $     91 $    156 $    333
-----------------------------------------------------------------------------------------
  Evergreen VA Global
   Leaders Fund               A $83  $130  $162  $327  $    29 $     90 $    153 $    327
                                  -------------------------------------------------------
                              B $84  $135  $169  $341  $    31 $     94 $    161 $    341
-----------------------------------------------------------------------------------------
  Evergreen VA Growth and
   Income Fund                A $83  $130  $162  $327  $    29 $     90 $    153 $    327
                                  -------------------------------------------------------
                              B $84  $135  $169  $341  $    31 $     94 $    161 $    341
-----------------------------------------------------------------------------------------
  Evergreen VA Blue Chip
   Fund                       A $83  $130  $162  $327  $    29 $     90 $    153 $    327
                                  -------------------------------------------------------
                              B $84  $135  $169  $341  $    31 $     94 $    161 $    341
-----------------------------------------------------------------------------------------
  Evergreen VA
   International Growth
   Fund                       A $83  $131  $163  $328  $    29 $     90 $    154 $    328
                                  -------------------------------------------------------
                              B $85  $135  $170  $342  $    31 $     94 $    161 $    342
-----------------------------------------------------------------------------------------
  Evergreen VA Omega Fund     A $80  $120  $145  $294  $    26 $     80 $    137 $    294
                                  -------------------------------------------------------
                              B $81  $125  $153  $309  $    27 $     84 $    144 $    309
-----------------------------------------------------------------------------------------
  Evergreen VA Capital
   Growth Fund                A $83  $131  $163  $329  $    29 $     90 $    154 $    329
                                  -------------------------------------------------------
                              B $85  $136  $170  $343  $    31 $     95 $    161 $    343
-----------------------------------------------------------------------------------------
  Evergreen VA Growth Fund    A $81  $123  $150  $303  $    27 $     82 $    141 $    303
                                  -------------------------------------------------------
                              B $82  $128  $158  $318  $    28 $     87 $    149 $    318

EXAMPLES - TABLE B - continued . . .

                                                             If the Policy is annuitized at
                                                             the end of the applicable time
                               If the Policy is surrendered    period or if the Policy is
                               at the end of the applicable    still in the accumulation
                                       time period.                      phase.
                                    -------------------------------------------------------
                                1       3       5      10      1       3       5      10
Subaccounts                    Year   Years   Years   Years   Year   Years   Years   Years
-------------------------------------------------------------------------------------------
Evergreen VA High Income
 Fund                       A  $83    $130    $162    $327    $29    $ 90    $153    $327
                                 ----------------------------------------------------------
                            B  $84    $135    $169    $341    $31    $ 94    $161    $341
-------------------------------------------------------------------------------------------
Federated American
 Leaders Fund II            A  $82    $126    $155    $313    $28    $ 85    $146    $313
                                 ----------------------------------------------------------
                            B  $83    $131    $163    $328    $29    $ 90    $154    $328
-------------------------------------------------------------------------------------------
Federated High Income
 Bond Fund II               A  $80    $123    $150    $302    $27    $ 82    $141    $302
                                 ----------------------------------------------------------
                            B  $82    $127    $157    $317    $28    $ 87    $148    $317
-------------------------------------------------------------------------------------------
Franklin Small Cap
 Fund - Class 2             A  $83    $131    $163    $328    $29    $ 90    $154    $328
                                 ----------------------------------------------------------
                            B  $85    $135    $170    $342    $31    $ 94    $161    $342
-------------------------------------------------------------------------------------------
Templeton Asset Strategy
 Fund - Class 2             A  $84    $132    $165    $333    $30    $ 91    $156    $333
                                 ----------------------------------------------------------
                            B  $85    $137    $172    $347    $31    $ 96    $163    $347
-------------------------------------------------------------------------------------------
Templeton International
 Securities Fund -          A  $84    $134    $168    $337    $30    $ 93    $159    $337
                                 ----------------------------------------------------------
 Class 2                    B  $86    $138    $175    $352    $32    $ 97    $166    $352
-------------------------------------------------------------------------------------------
Templeton Developing
 Markets Securities         A  $91    $154    $201    $401    $37    $113    $192    $401
                                 ----------------------------------------------------------
 Fund - Class 2             B  $92    $159    $208    $414    $39    $117    $199    $414
-------------------------------------------------------------------------------------------
MFS Emerging Growth
 Series                     A  $81    $126    $154    $311    $28    $ 85    $145    $311
                                 ----------------------------------------------------------
                            B  $83    $130    $162    $326    $29    $ 89    $153    $326
-------------------------------------------------------------------------------------------
MFS Research Series         A  $81    $126    $154    $311    $28    $ 85    $145    $311
                                 ----------------------------------------------------------
                            B  $83    $130    $162    $326    $29    $ 89    $153    $326
-------------------------------------------------------------------------------------------
MFS Total Return Series     A  $82    $127    $157    $316    $28    $ 86    $148    $316
                                 ----------------------------------------------------------
                            B  $83    $132    $164    $331    $30    $ 91    $155    $331
-------------------------------------------------------------------------------------------
MFS Utilities Series        A  $82    $127    $157    $317    $28    $ 87    $148    $317
                                 ----------------------------------------------------------
                            B  $83    $132    $165    $332    $30    $ 91    $156    $332
-------------------------------------------------------------------------------------------
Oppenheimer Capital
 Appreciation Fund/VA       A  $80    $120    $145    $293    $26    $ 79    $136    $293
                                 ----------------------------------------------------------
                            B  $81    $125    $153    $308    $27    $ 84    $144    $308
-------------------------------------------------------------------------------------------
Oppenheimer Main Street
 Growth & Income            A  $80    $122    $148    $299    $26    $ 81    $139    $299
                                 ----------------------------------------------------------
 Fund/VA                    B  $82    $126    $156    $314    $28    $ 86    $147    $314
-------------------------------------------------------------------------------------------
Oppenheimer Multiple
 Strategies Fund/VA         A  $80    $123    $150    $302    $27    $ 82    $141    $302
                                 ----------------------------------------------------------
                            B  $82    $127    $157    $317    $28    $ 87    $148    $317
-------------------------------------------------------------------------------------------
Oppenheimer Strategic
 Bond Fund/VA               A  $81    $124    $151    $305    $27    $ 83    $142    $305
                                 ----------------------------------------------------------
                            B  $82    $128    $159    $320    $28    $ 87    $150    $320
-------------------------------------------------------------------------------------------
Putnam VT Global Growth
 Fund -                     A  $83    $130    $162    $327    $29    $ 90    $153    $327
                                 ----------------------------------------------------------
 Class IB Shares            B  $84    $135    $169    $341    $31    $ 94    $161    $341
-------------------------------------------------------------------------------------------
Putnam VT Growth and
 Income Fund -              A  $80    $122    $149    $301    $27    $ 82    $140    $301
                                 ----------------------------------------------------------
 Class IB Shares            B  $82    $127    $157    $316    $28    $ 86    $148    $316
-------------------------------------------------------------------------------------------
Putnam VT Growth
 Opportunities Fund -       A  $84    $133    $167    $336    $30    $ 93    $158    $336
                                 ----------------------------------------------------------
 Class IB Shares            B  $85    $138    $174    $351    $32    $ 97    $165    $351

EXAMPLES - TABLE B - continued . . .

                                                            If the Policy is annuitized at
                                                            the end of the applicable time
                              If the Policy is surrendered    period or if the Policy is
                              at the end of the applicable    still in the accumulation
                                      time period.                      phase.
                                   -------------------------------------------------------
                               1       3       5      10      1       3       5      10
Subaccounts                   Year   Years   Years   Years   Year   Years   Years   Years
------------------------------------------------------------------------------------------
Putnam VT Money Market
 Fund -                    A  $80    $122    $149    $301    $27     $82    $140    $301
                                ----------------------------------------------------------
 Class IB Shares           B  $82    $127    $157    $316    $28     $86    $148    $316
------------------------------------------------------------------------------------------
Putnam VT New Value
 Fund -                    A  $83    $131    $164    $330    $29     $90    $155    $330
                                ----------------------------------------------------------
 Class IB Shares           B  $85    $136    $171    $344    $31     $95    $162    $344
------------------------------------------------------------------------------------------
Fidelity - VIP High
 Income                    A  $81    $123    $151    $304    $27     $83    $142    $304
                                ----------------------------------------------------------
 Service Class             B  $82    $128    $158    $319    $28     $87    $149    $319
------------------------------------------------------------------------------------------
Fidelity - VIP Equity-
 Income                    A  $81    $125    $153    $309    $27     $84    $144    $309
                                ----------------------------------------------------------
 Service Class 2           B  $83    $130    $161    $324    $29     $89    $152    $324
------------------------------------------------------------------------------------------
Fidelity - VIP Growth      A  $82    $127    $157    $317    $28     $87    $148    $317
                                ----------------------------------------------------------
 Service Class 2           B  $83    $132    $165    $332    $30     $91    $156    $332
------------------------------------------------------------------------------------------
Fidelity - VIP II Index
 500                       A  $76    $108    $125    $254    $22     $68    $116    $254
                                ----------------------------------------------------------
 Initial Class             B  $77    $113    $133    $269    $23     $72    $124    $269
------------------------------------------------------------------------------------------
Fidelity - VIP II
 Investment Grade Bond     A  $78    $116    $138    $280    $24     $75    $130    $280
                                ----------------------------------------------------------
 Initial Class             B  $80    $121    $146    $295    $26     $80    $137    $295
------------------------------------------------------------------------------------------
Fidelity - VIP III
 Growth Opportunities      A  $81    $124    $151    $305    $27     $83    $142    $305
                                ----------------------------------------------------------
 Service Class             B  $82    $128    $159    $320    $28     $87    $150    $320

Table A and Table B will assist you in understanding the costs and expenses that you will bear, directly or indirectly. These include the year 2000 expenses of the underlying fund portfolios, including any fee waivers and/or expense reimbursements (said fee waivers and expense reimbursements are assumed to continue throughout the period shown in the examples). In addition to the expenses listed above, premium taxes may be applicable.

The examples should not be considered a representation of past or future expenses, and actual expenses may be greater or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than the assumed rate.

In these examples, the annual $30 service charge is reflected as a charge of 0.0552% based on an average policy value of $54,385 (as of December 31, 2000).

1. THE ANNUITY POLICY

This prospectus describes the Portfolio Select Variable Annuity policy offered by Transamerica Life Insurance Company through First Union Brokerage Services, Inc. First Union Brokerage Services, Inc. is a corporate affiliate of First Union National Bank of North Carolina, which in turn is a subsidiary of First Union Corporation.

An annuity is a policy between you, the owner, and an insurance company (in this case Transamerica), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After the annuity commencement date, your annuity switches to the income phase.

The policy is a flexible premium variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes.

The policy is a "flexible premium" policy because after you purchase it, you can generally make additional investments of any amount of $50 or more, until the annuity commencement date. But you are not required to make any additional investments.

The policy is a "variable" annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the variable annuity portion of the policy, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. You could lose the amount you allocate to the variable portion. The amount of annuity payments you receive during the income phase from the variable annuity portion of your policy also depends upon the investment performance of your investment choices for the income phase. However, if you annuitize under the family income protector rider, then Transamerica will guarantee a minimum amount of your annuity payments. There is an extra charge for this rider.

The policy also contains a fixed account. The fixed account offers an interest rate that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

2. PURCHASE

Policy Issue Requirements

Transamerica will not issue a policy unless:

 .  Transamerica receives all information needed to issue the policy;

 .  Transamerica receives a minimum initial premium payment; and

 .  The annuitant, owner and any joint owner are age 85 or younger.

We reserve the right to reject any application or premium payment.

Premium Payments

You should make checks or drafts for premium payments payable only to Transamerica Life Insurance Company and send them to the administrative and service office. Your check or draft must be honored in order for Transamerica to pay any associated payments and benefits due under the policy.

Initial Premium Requirements

The initial premium payment for most policies must be at least $2,000. There is no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you let us keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your policy is the policy date. The policy date is used to determine policy years, policy months and policy anniversaries. You could lose the amount you allocate to the variable portion.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information. Additional premium payments must be received before the New York Stock Exchange closes to get same-day pricing of the additional premium payment.

Maximum Total Premium Payments

We allow premium payments up to a total of $1,000,000 without prior approval.

Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

If you allocate your premium payment to the dollar cost averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.

You may change allocations for future additional premium payments by sending us written instructions or by telephone, subject to the limitations described below under "Telephone Transactions." The allocation change will apply to premium payments received after the date we receive the change request.

Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of trading on the New York Stock Exchange on each business day and ends at the close of trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. eastern time. Holidays are generally not business days.

3.INVESTMENT CHOICES

The Separate Account

The Portfolio Select Variable Annuity separate account currently consists of forty-three subaccounts.

The subaccounts invest in shares of the underlying fund portfolios. The companies that provide investment advice and administrative services for all of the underlying fund portfolios offered through this policy are listed below. The following investment choices are currently offered through this policy:

AIM VARIABLE INSURANCE FUNDS
Managed by A I M Advisors, Inc.:
 AIM V.I. Capital Appreciation Fund
 AIM V.I. Growth and Income Fund
 AIM V.I. International Equity Fund
 AIM V.I. Value Fund
Subadvised by H.S. Dent Advisors, Inc.
 AIM V.I. Dent Demographic Trends Fund

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. - CLASS B

Managed by Alliance Capital Management L.P.

 Alliance Premier Growth Portfolio

 Alliance Technology Portfolio

DAVIS VARIABLE ACCOUNT FUND, INC.
Managed by Davis Selected Advisors, L.P.
 Davis Value Portfolio

EVERGREEN VARIABLE TRUST
Managed by Evergreen Investment Management Company
 Evergreen VA Fund
 Evergreen VA Foundation Fund
 Evergreen VA Global Leaders Fund
 Evergreen VA Growth and Income Fund

 Evergreen VA Blue Chip Fund
 Evergreen VA International Growth Fund

 Evergreen VA Omega Fund
 Evergreen VA Capital Growth Fund
 Evergreen VA Growth Fund
 Evergreen VA High Income Fund

FEDERATED INSURANCE SERIES
Managed by Federated Investment Management Company
 Federated American Leaders Fund II
 Federated High Income Bond Fund II

FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST - CLASS 2
Managed by Franklin Advisers, Inc.
 Franklin Small Cap Fund

Managed by Templeton Investment Counsel LLC
 Templeton Asset Strategy Fund
 Templeton International Securities Fund
Managed by Templeton Asset Management Ltd.
 Templeton Developing Markets Securities Fund

MFS(R) VARIABLE INSURANCE TRUSTSM
Managed by Massachusetts Financial Services Company
 MFS Emerging Growth Series
 MFS Research Series
 MFS Total Return Series
 MFS Utilities Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS

Managed by OppenheimerFunds, Inc.
 Oppenheimer Capital Appreciation Fund/VA
 Oppenheimer Main Street Growth & Income Fund/VA
 Oppenheimer Multiple Strategies Fund/VA
 Oppenheimer Strategic Bond Fund/VA

PUTNAM VARIABLE TRUST - CLASS IB SHARES

Managed by Putnam Investment Management, LLC
 Putnam VT Global Growth Fund
 Putnam VT Growth and Income Fund
 Putnam VT Growth Opportunities Fund
 Putnam VT Money Market Fund
 Putnam VT New Value Fund

VARIABLE INSURANCE PRODUCTS FUND
(VIP) - SERVICE CLASS
Managed by Fidelity Management & Research Company
 Fidelity - VIP High Income Portfolio

VARIABLE INSURANCE PRODUCTS FUND
(VIP) - SERVICE CLASS 2
Managed by Fidelity Management & Research Company
 Fidelity - VIP Equity-Income Portfolio
 Fidelity - VIP Growth Portfolio

VARIABLE INSURANCE PRODUCTS FUND II
(VIP II) - INITIAL CLASS
Managed by Fidelity Management & Research Company
 VIP II Index 500 Portfolio
 VIP II Investment Grade Bond Portfolio

VARIABLE INSURANCE PRODUCTS FUND III
(VIP III) - SERVICE CLASS
Managed by Fidelity Management & Research Company
 VIP III Growth Opportunities Portfolio

The general public may not purchase shares of these underlying fund portfolios. The investment objectives and policies may be similar to other portfolios and underlying funds managed by the same investment adviser or manager that are sold directly to the public. You should not expect that the investment results of the underlying fund portfolios to be the same as those of other portfolios or underlying funds.

More detailed information, including an explanation of the portfolio's investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which are attached to this prospectus. You should read the prospectuses for each of the underlying fund portfolios carefully before you invest.

We may receive expense reimbursements or other revenues from the underlying funds or their managers. The amount of these reimbursements or revenues, if any, may be substantial and may be different for different funds and portfolios, and may be based on the amount of assets that Transamerica or the separate account invests in the underlying fund portfolios.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. See the SAI for more information concerning the possible addition, deletion or substitution of investments.

The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of Transamerica's general account.

Interests in the general account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Transamerica has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus which relate to the fixed account.

We guarantee that the interest credited to the fixed account will not be less than 3% per year. At the end of a guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders from a guaranteed period option of the fixed account may be subject to an excess interest adjustment. This adjustment may increase or decrease the amount of interest credited to your policy. Upon full surrender the excess interest adjustment will not decrease the interest credited to the guaranteed period options of your policy below 3% per year, however. You bear the risk that we will not credit interest greater than 3% per year. We determine credited rates, which are guaranteed for at least one year, in our sole discretion.

If you select the fixed account, your money will be placed with Transamerica's other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

Transfers

During the accumulation phase, you may make transfers to or from any subaccount or to the fixed account as often as you wish within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited to the following:

 . Transfers at the end of a guaranteed period, if you notify us within 30 days prior to the end of the guaranteed period that you wish to transfer the amount in the guaranteed period option to another investment choice. No excess interest adjustment will apply.
 . Transfers of amounts equal to interest credited on a monthly, quarterly, semi-annual or annual basis. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.

Otherwise, you cannot transfer out of the guaranteed periods of the fixed account.

There are no transfers permitted out of the dollar cost averaging fixed account option except through the dollar cost averaging program.

Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfers must be received while the New York Stock Exchange is open to get same-day pricing of the transaction.

During the income phase, you may transfer values out of any subaccount up to four times per policy year. However, you cannot transfer values out of the fixed account in this phase. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Transfers may be made by telephone, subject to the limitations described below under "Telephone Transactions."

Currently, there is no charge for transfers and generally no limit on the number of transfers during the accumulation phase. However, in the future, the number of transfers permitted may be limited and a $10 charge per transfer may apply.

During the accumulation phase we reserve the right to prohibit transfers to the fixed account if we are crediting an effective annual interest rate of 3.0% (the guaranteed minimum).

The policy you are purchasing was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such transfers may be disruptive to an underlying fund portfolio. We reserve the right to reject any premium payment or transfer request from any person, if, in our judgment, an underlying fund portfolio would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise be potentially adversely affected or if an underlying portfolio would reject our purchase order. We may impose other restrictions on transfers or even prohibit them from any owner, who in our view, has abused or appears likely to abuse, the transfer privilege.

4. PERFORMANCE

Transamerica may periodically advertise performance of the various investment portfolios. We may disclose at least three different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges or any optional rider fees. The deduction of any applicable premium taxes, surrender charges or any optional rider fees would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees, administrative charges and surrender charges.

Third, in addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the separate account.

We also may, from time to time, include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

Appendix B contains performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and future results will not be the same as the results shown.

5. EXPENSES

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Surrender Charges

During the accumulation phase, you can surrender part or all of the cash value. Cash value is the adjusted policy value less any applicable surrender charge and less any rider fees (imposed upon surrender). We may deduct a surrender charge to compensate us for expenses relating to policy sales, including commission to registered representatives and other promotional expenses.

You can surrender up to 10% of your policy value (measured at the time of surrender) each year free of surrender charges. This free amount is cumulative and is referred to as the cumulative free percentage and is determined at the time of the surrender. If you surrender money in excess of the cumulative free percentage, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.

The following schedule shows the surrender charges that apply during the five years following each premium payment:

                                                            Surrender Charge
  Number of Years Since                                   (as a percentage of
  Premium Payment Date                                    premium surrendered)
--------------------------------------------------------------
          0 - 1                                                    6%
          1 - 2                                                    6%
          2 - 3                                                    6%
          3 - 4                                                    4%
          4 - 5                                                    2%
        5 or more                                                  0%

For example, assume your policy value is $100,000 at the beginning of policy year 2 and you surrender $30,000. Since that amount is more than your cumulative free percentage of 20% that is available at that time, you would pay a surrender charge of $600 on the remaining $10,000 (6% of $30,000 - $20,000).

Likewise, assume your policy value is $80,000 (premium payments $100,000) at the beginning of policy year 2 and you surrender your policy. You would pay a surrender charge of $5,040 [6% of ($100,000 - ($80,000 x 20%))].

After the tenth policy year, no surrender charges apply, regardless of when you made your last premium payment.

You receive the full amount of a requested partial surrender because we deduct any surrender charge and any applicable excess interest adjustment from your remaining policy value. You receive your cash value upon full surrender.

For surrender charge purposes, the oldest premium is considered to be surrendered first, and premiums are deemed to be surrendered before any earnings.

Keep in mind that surrenders may be taxable, and if made before age 59 1/2, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from earnings first. Under qualified policies, surrenders are prorated between taxable and nontaxable amounts.

Surrender charges are waived if you surrender under the nursing care and terminal condition withdrawal option or unemployment waiver.

Excess Interest Adjustment

Full and partial surrenders of cash value from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum of 3% per year. This adjustment may also be made to amounts applied to an annuity payment option.

Mortality and Expense Risk Fee

We charge a daily fee as compensation for bearing certain mortality and expense risks under the policy. Examples include a guarantee of annuity rates, the death benefits, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy. For the Return of Premium Death Benefit the daily mortality and expense risk fee is at an annual rate of 1.10% of assets. During the accumulation phase, for the 5% Annually Compounding Death Benefit and the Annual Step-Up Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.25% of assets. During the income phase, the daily mortality and expense risk fee for these benefits is at an annual rate of 1.10% of assets. This fee is assessed daily based on the net asset value of each subaccount.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use our profit or surplus for any proper purpose, including distribution expenses.

Administrative Charges

We deduct an administrative charge to cover the costs of administering the policies. This daily charge is equal to an annual rate of 0.15% per year of the daily net asset value of the separate account.

In addition, an annual service charge of $30 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.

Premium Taxes

Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:
 .  you begin receiving annuity payments;
 .  you surrender the policy; or
 .  you die and a death benefit is paid.

Generally, premium taxes range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Transfer Fee

Currently there is no charge for transfers. However, if you make more than 12 transfers per year, during the accumulation phase, we reserve the right to charge $10 for each additional transfer. Premium payments, asset rebalancing and dollar cost averaging transfers are not considered transfers. All transfer requests made at the same time are treated as a single request.

Family Income Protector

If you elect the family income protector, there is an annual rider fee during the accumulation phase of 0.30% of the minimum annuitization value, and a guaranteed payment fee during the income phase at an annual rate of 1.25% of the daily net asset value if you annuitize under the rider. The annual rider fee is also deducted if you surrender the policy.

Beneficiary Earnings Enhancement Rider

If you elect the beneficiary earnings enhancement rider, there is an annual rider fee during the accumulation phase of 0.25% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider (once we have received all necessary regulatory approvals) during the accumulation phase. The rider fee is deducted pro rata from each investment choice.

Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund. A list of these expenses is found in the "Fee Table" section of this prospectus. See the prospectuses for the underlying funds for more information.

6.ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in two ways:

 . by making a surrender (either a complete or partial surrender); or . by taking systematic payouts.

Surrenders

If you take a complete surrender, you will receive:
 .  the value of your policy; plus or minus
 .  any excess interest adjustment; minus

 . any applicable surrender charges, premium taxes, service charges and family income protector and beneficiary earnings enhancement rider fees.

If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the policy value.

You may take out up to 10% of the policy value free of surrender charges each policy year. The free amount is cumulative so any free amount not taken one year is available to be taken the following year free of surrender charges.

Remember that any surrender you take will reduce the policy value, and might reduce the amount of the death benefit. See Section 8, Death Benefit, for more details. A surrender may also reduce other benefits.

Surrenders may be subject to a surrender charge. Surrenders from the fixed account may also be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.

Surrenders from qualified policies may be restricted or prohibited.

During the income phase, you will receive payments under the annuity payment option you select; however, you generally may not take any other surrenders, either complete or partial.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven business days from the date Transamerica receives all required information. Transamerica may defer such payment from the separate account if:
 .  the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted; or . an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
 .  the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium check has cleared your bank.

Excess Interest Adjustment

Money that you surrender from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a surrender (either full or partial), if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value on surrenders. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrenders.

There will be no excess interest adjustment on any of the following:
 .  nursing care and terminal condition withdrawals;

 .  unemployment surrenders;

 .  surrenders of cumulative interest credited;

 . surrenders to satisfy any minimum distribution requirements; and . systematic payout option payments, which do not exceed the cumulative interest credited.

Please note that in these circumstances, you will not receive a higher cash value if interest rates have fallen, nor will you receive a lower cash value if interest rates have risen.

The excess interest adjustment may be made on amounts applied to an annuity payment option.

7. ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us written notice 30 days before the annuity commencement date. The new annuity commencement date must be at least 30 days after we receive notice of the change. The latest annuity commencement date generally cannot be after the policy month following the month in which the annuitant attains age 85. We may allow a later annuity commencement date, but in no event will that date be later than the last day of the policy month following the month in which the annuitant attains age 95. The earliest annuity commencement date is 30 days after you purchase your policy.

Election of Annuity Payment Option. Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the beneficiary may elect to receive the death benefit in a lump sum or under one of the annuity payment options (unless you become the new annuitant).

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant's death, the beneficiary will receive any remaining guaranteed payments.

Annuity Payment Options

The policy provides five annuity payment options that are described below. You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments. If the adjusted policy value on the annuity commencement date is less than $2,000, Transamerica reserves the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

Unless you choose to receive variable payments under annuity payment options 3 or 5, the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments under payment options 3 and 5. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s) that you select.

The dollar amount of each variable payment after the first may increase, decrease or remain constant. If the actual investment performance exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance is lower than the assumed investment return, the amount of the variable annuity payments would decrease. These changes may only occur on an annual basis if you receive stabilized payments under the family income protector.

A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.

The annuity payment options are explained below. Options 1, 2, and 4 are fixed only. Options 3 and 5 can be fixed or variable.

Payment Option 1 - Interest Payments. We will pay the interest on the amount we use to provide annuity payments in equal payments, or this amount may be left to accumulate for a period of time you and Transamerica agree to. You and Transamerica will agree on surrender rights when you elect this option.

Payment Option 2 - Income for a Specified Period. We will make level payments only for the fixed period you choose. No funds will remain at the end of the period.

Payment Option 3 - Life Income. You may choose between:

 . No Period Certain (fixed or variable) - Payments will be made only during the annuitant's lifetime.

 . 10 Years Certain (fixed or variable) - Payments will be made for the longer of the annuitant's lifetime or ten years.

 .   Guaranteed Return of Policy Proceeds (fixed only) - Payments will be made for the longer of the annuitant's lifetime or until the total dollar amount of payments we made to you equals the amount applied to this option.

Payment Option 4 - Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

Payment Option 5 - Joint and Survivor Annuity. You may choose between:

 . No Period Certain (fixed or variable) - Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Other annuity payment options may be arranged by agreement with Transamerica. Certain annuity payment options may not be available in all states.

NOTE CAREFULLY:

IF:

 .  you choose Life Income with No Period Certain or a Joint and Survivor
   Annuity with No Period Certain; and

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

 .  the annuitant(s) dies before the date of the second (third, fourth, etc.)
   annuity payment;
THEN:
 .  we may make only one (two, three, etc.) annuity payments.

IF:
 .  you choose Income for a Specified Period, Life Income with 10 years Certain,
   Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
 .  the person receiving payments dies prior to the end of the guaranteed period;
THEN:
 . the remaining guaranteed payments will be continued to that person's beneficiary, or their present value may be paid in a single sum.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The person receiving payments is responsible for keeping Transamerica informed of their current address.

8.DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase and the annuitant was also an owner. (If the annuitant was not an owner, a death benefit may or may not be paid. See below.) The beneficiary may choose an annuity payment option, or may choose to receive a lump sum.

When We Pay A Death Benefit

Before the Annuity Commencement Date
We will pay a death benefit to your beneficiary IF:
 . you are both the annuitant and the owner of the policy; and . you die before the annuity commencement date.

If the only beneficiary is your surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit. All future surrender charges will be waived.

We will also pay a death benefit to your beneficiary IF:
 .  you are not the annuitant; and
 . the annuitant dies before the annuity commencement date; and . you specifically requested that the death benefit be paid upon the annuitant's death.

Distribution requirements apply to the policy value upon the death of any owner. These requirements are detailed in the SAI.

After the Annuity Commencement Date
The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:
 .  you are not the annuitant; and
 . you die on or after the annuity commencement date; and . the entire interest in the policy has not been paid to you;
THEN:
 . the remaining portion of such interest in the policy will be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

When We Do Not Pay A Death Benefit

No death benefit is paid in the following cases:

IF:
 .  you are not the annuitant; and
 . the annuitant dies prior to the annuity commencement date; and . you did not specifically request that the death benefit be paid upon the annuitant's death;
THEN:
 .  you will become the new annuitant and the policy will continue.

IF:
 .  you are not the annuitant; and
 .  you die prior to the annuity commencement date;

THEN:

 . the new owner (unless it is your spouse) must generally surrender the policy within five years of your death for the adjusted policy value minus any applicable rider fee.

NOTE CAREFULLY:

If the owner does not name a contingent owner, the owner's estate will become the new owner. If no probate estate is opened (because, for example, the owner has precluded the opening of a probate estate by means of a trust or other instrument), and Transamerica has not received written notice of the trust as a successor owner signed prior to the owner's death, then that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent owner is named in a written notice Transamerica receives.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option you chose when you bought the policy. The death benefit will be the greatest of:
 . policy value on the date we receive the required information; or . cash value on the date we receive the required information (this could be more than the policy value if there is a positive excess interest adjustment that exceeds the surrender charge); or

 . guaranteed minimum death benefit (discussed below), plus premium payments, less partial surrenders from the date of death to the date the death benefit is paid.

Guaranteed Minimum Death Benefit

On the policy application, you generally may choose one of the three guaranteed minimum death benefit options listed below.

After the policy is issued, you cannot make an election and the death benefit cannot be changed.

A. Return of Premium Death Benefit

 The Return of Premium Death Benefit is the total premium payments, less any adjusted partial surrenders (discussed below) as of the date of death.

 The Return of Premium Death Benefit will be in effect if you do not choose one of the other options on the policy application.

B. 5% Annually Compounding Death Benefit

 The 5% Annually Compounding Death Benefit is the total premium payments, less any adjusted partial surrenders, plus interest at an effective annual rate of 5% from the premium payment date or surrender date to the date of death (but not later than your 81st birthday).

 The 5% Annually Compounding Death Benefit is not available if the owner or annuitant is age 81 or older on the policy date.

 There is an extra charge for this death benefit.

C. Annual Step-Up Death Benefit

 On each policy anniversary before your 81st birthday, a new "stepped-up" death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. The death benefit is equal to:

 . the largest policy value on the policy date or on any policy anniversary before the earlier of the date of death or the owner's 81st birthday; plus

 .  any premium payments you have made since that date; minus

 .  any adjusted partial surrenders we have paid to you since that date.

 The Annual Step-Up Death Benefit is not available if the owner or annuitant is 81 or older on the policy date.

 There is an extra charge for this death benefit.

IF, under all three death benefit options:
 . the surviving spouse elects to continue the policy instead of receiving the death benefit; and

 .  the guaranteed minimum death benefit is greater than the policy value;
THEN:

 . we will increase the policy value to be equal to the guaranteed minimum death benefit. This increase is made only at the time the surviving spouse elects to continue the policy, and the guaranteed minimum death benefit will continue as applicable.

Adjusted Partial Surrender

When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of the surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments. We have included a detailed explanation of this adjustment in the SAI. This is referred to as 'adjusted partial withdrawal' in your policy.

9. TAXES

NOTE: Transamerica has prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. Transamerica has included an additional discussion regarding taxes in the SAI.

Annuity Policies in General

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities. Simply stated, these rules provide that generally you will not be taxed on the earnings, if any, on the money held in your annuity policy until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of policy - qualified or nonqualified (discussed below).

You will generally not be taxed on increases in the value of your policy until a distribution occurs--either as a surrender or as annuity payments.

When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes.

Qualified and Nonqualified Policies

If you purchase the policy under an individual retirement annuity, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy.

Qualified policies are issued in connection with the following plans:
 . Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the contract. A Roth IRA also allows individuals to make contributions to the contract, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.
 . Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the contract on a pre-tax basis.
 . Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the contract on a pre-tax basis.
 . Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the contract.

The policy contains death benefit features that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because the death benefit may exceed this limitation, anyone using the policy in connection with such plans should consult their tax adviser. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit provision, such as the provisions in the contract, comports with IRA qualification requirements.

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

Surrenders - Qualified Policies

The information herein describing the taxation of nonqualified policies does not apply to qualified policies.

There are special rules that govern with respect to qualified policies. Generally, these rules restrict:
 . the amount that can be contributed to the policy during any year; and . the time when amounts can be paid from the policies.

In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policies. We have provided more information in the SAI.

You should consult your legal counsel or tax adviser if you are considering purchasing a policy for use with any retirement plan.

Surrenders - 403(b) Policies

The Internal Revenue Code limits surrender from certain 403(b) policies. Surrenders can generally only be made when an owner:
 .  reaches age 59 1/2;
 .  leaves his/her job;
 .  dies;
 .  becomes disabled (as that term is defined in the Internal Revenue Code); or

 . declares hardship. However, in the case of hardship, the owner can only surrender the premium payments and not any earnings.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity policy. The policy must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity policy. These diversification and distribution requirements are discussed in the SAI. Transamerica may modify the policy to attempt to maintain favorable tax treatment.

Surrenders - Nonqualified Policies

If you make a surrender from a nonqualified policy before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from earnings and then from your premium payments. When you make a surrender you are taxed on the amount of the surrender that is earnings. (The excess interest adjustment resulting from the surrender may affect the amount on which you are taxed. You should consult a tax advisor if a surrender results in an excess interest adjustment.) If you make a full surrender, you are generally taxed on the amount that your surrender proceeds exceeds the "investment in the contract," which is generally your premiums paid (adjusted for any prior surrenders that came out of premiums). Different rules apply for annuity payments. (See "Annuity Payments" below.)

The Internal Revenue Code also provides that surrendered earnings may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty. They include any amounts:
 .  paid on or after the taxpayer reaches age 59 1/2;

 .  paid after an owner dies;
 .  paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);
 .  paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
 .  paid under an immediate annuity; or
 .  which come from premium payments made prior to August 14, 1982.

All non-qualified deferred annuity policies that are issued by Transamerica (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distributions occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of an owner or the annuitant. Generally, such amounts should be includable in the income of the recipient:
 .  if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or
 . if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:
 . Fixed payments - by dividing the "investment in the contract" on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.
 . Variable payments - by dividing the "investment in the contract" on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If you select more than one annuity payment option, special rules govern the allocation of the policy's entire "investment in the contract" to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the "investment in the contract" as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for your last taxable year.

It is unclear whether stabilized annuity payments under the Family Income Protector rider should be treated as fixed annuity payments or variable annuity payments for federal income tax purposes. You should consult a tax advisor on this issue.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence.

Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative changes in uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. You should consult a tax adviser with respect to legal developments and their effect on the policy.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with the beneficiary earnings enhancement rider as a taxable withdrawal, which might also be subject to a tax penalty if the withdrawal occurs prior to age 59 1/2. Although we do not believe that the fees associated with the beneficiary earnings enhancement rider or any other optional benefit provided under the policy should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the policy.

10.ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular payments from your policy by using the systematic payout option. Under this option, you can receive up to 10% (annually) of your policy's value free of surrender charges. Payments can be made monthly, quarterly, semi-annually, or annually. Each payment must be at least $50, and cannot exceed 10% of the policy value, at the time a systematic payout option payment is made, divided by the number of payments per year. Monthly and quarterly payments must be made by electronic funds transfer directly to your checking or savings account. There is no charge for this benefit.

Family Income Protector

The optional "family income protector" rider assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value (discussed below) after ten years. You may elect to purchase this benefit, which provides a minimum amount you will have to apply to a family income protector payment option and which guarantees a minimum amount for those payments once you begin to receive them. By electing this benefit, you can participate in the gains of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options. The family income protector rider will not be issued if you are 85 years old or older (earlier if required by state law).

You can annuitize under the rider (subject to the conditions described below) at the greater of the adjusted policy value or the minimum annuitization value.

Minimum Annuitization Value. The minimum annuitization value is:

 .  the policy value on the date the rider is issued; plus

 .  any additional premium payments; minus

 .  an adjustment for any surrenders made after the date the rider is issued;

 . the result of which is accumulated at the annual growth rate written on page one of the rider; minus

 .  any premium taxes.

The annual growth rate is currently 6% per year. Once the rider is added to your policy, the annual growth rate will not vary during the life of that rider. Surrenders may reduce the minimum annuitization value on a basis greater than dollar-for-dollar. See the SAI for more information.

The minimum annuitization value may only be used to annuitize using the family income protector payment options and may not be used with any of the annuity payment options listed in Section 7 of this prospectus. The family income protector payment options are:

 .  Life Income - An election may be made for "No Period Certain" or "10 Years
   Certain". In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

 .  Joint and Full Survivor - An election may be made for "No Period Certain" or
   "10 Years Certain". Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

NOTE CAREFULLY:

IF:

 . You choose Life Income with No Period Certain or Joint and Full Survivor with No Period Certain; and

 .  The annuitant(s) dies before the date of the second (third, fourth, etc.)
   annuity payment;

THEN:

 .  We will make only one (two, three, etc.) annuity payments.

The minimum annuitization value is used solely to calculate the family income protector annuity payments and does not establish or guarantee a policy value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial factors (such as the use of a 3% assumed investment return, or "AIR," to calculate the first annuity payment, which results in a lower dollar amount for that payment than would result from using the 5.0% AIR that is used with the regular annuity payments described in Section 7 above), the level of lifetime income that it guarantees may be less than the level that would be provided by application of the adjusted policy value at otherwise applicable annuity factors. Therefore, the family income protector should be regarded as a safety net. The costs of annuitizing under the family income protector include the guaranteed payment fee, and also the lower payout levels inherent in the annuity tables used for those minimum payouts (which may include an annuity age factor adjustment). These costs should be balanced against the benefits of a minimum payout level.

In addition to the annual growth rate, other benefits and fees under the rider (the rider fee, the fee waiver threshold, the guaranteed payment fee, and the waiting period before the rider can be exercised) are also guaranteed not to change after the rider is added. However, all of these benefit specifications may change if you elect to upgrade the minimum annuitization value.

Minimum Annuitization Value Upgrade. You can upgrade your minimum annuitization value to the policy value on a policy anniversary. This may be done within thirty days after any policy anniversary before your 85th birthday (earlier if required by state law). For your convenience, we will put the last date to upgrade on page one of the rider.

If you upgrade:

 . the current rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees (the new rider will be what is currently offered for new sales);

 .  the new fees, thresholds and factors may be higher (or lower) than before;

 .  the new annual growth rate may be lower (or higher) than before; and

 . you will have a new ten year waiting period before you can annuitize under the rider.

It generally will not be to your advantage to upgrade unless your adjusted policy value exceeds your minimum annuitization value on the applicable policy anniversary.

Conditions of Exercise of the Family Income Protector. You can only annuitize using the family income protector within the 30 days after the tenth or later policy anniversary after the family income protector is elected or, in the case of an upgrade of the minimum annuitization value, the tenth or later policy anniversary following the upgrade. Transamerica may, at its discretion, change the waiting period before the family income protector can be exercised in the future. You cannot, however, annuitize using the family income protector after the policy anniversary after your 94th birthday (earlier if required by state law). For your convenience, we will put the first and last date to annuitize using the family income protector on page one of the rider.

NOTE CAREFULLY:

 . If you annuitize at any time other than indicated above, you cannot use the family income protector.

Guaranteed Minimum Stabilized Payments. Annuity payments under the rider are guaranteed to never be less than the initial payment. See the SAI for information concerning the calculation of the initial payment. The payments will also be "stabilized" or held constant during each policy year.

During the first policy year after annuitizing using the rider, each stabilized payment will equal the initial payment. On each policy anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for that policy year. The stabilized payment on each policy anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options. See the SAI for additional information concerning stabilized payments.

Rider Fee. A rider fee, currently 0.30% of the minimum annuitization value on the policy anniversary, is charged annually prior to annuitization. We will also charge this fee if you take a complete surrender. The rider fee is deducted from each variable investment choice in proportion to the amount of policy value in each subaccount. This fee is deducted even if the adjusted policy value exceeds the minimum annuitization value.

The rider fee on any given policy anniversary will be waived if the policy value exceeds the fee waiver threshold. The fee waiver threshold currently is two times the minimum annuitization value. Transamerica may, at its discretion, change the fee waiver threshold in the future, but it will never be greater than two and one-half times the minimum annuitization value.

Guaranteed Payment Fee. A guaranteed payment fee, currently equal to an effective annual rate of 1.25% of the daily net asset value in the separate account, is reflected in the amount of the variable payments you receive if you annuitize under the family income protector rider, in addition to the base product mortality and expense risk fee and administrative charge. The guaranteed payment fee is included on page one of the rider.

Termination. The rider is irrevocable. You have the option not to use the benefit but you will not receive a refund of any fees you have paid. The rider will terminate upon the earliest of the following:

 . annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the minimum annuitization value under the family income protector);

 . upgrade of the minimum annuitization value (although a new rider will be issued);

 .  termination of your policy; or

 . 30 days after the policy anniversary after your 94th birthday (earlier if required by state law).

The family income protector may vary by state and may not be available in all states. For policies sold in New Jersey, certain provisions of the family income protector differ from the above description. New Jersey residents should see the separate supplement describing the family income protector for New Jersey.

Beneficiary Earnings Enhancement

The optional "beneficiary earnings enhancement" rider pays an additional death benefit amount when a death benefit is payable under your policy, under certain circumstances. The beneficiary earnings enhancement will not be paid unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated. The beneficiary earnings enhancement rider is available for issue ages through age 80.

Beneficiary Earnings Enhancement Amount. The beneficiary earnings enhancement is only payable if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The beneficiary earnings enhancement is equal to:

 .  the beneficiary earnings enhancement factor (see below) multiplied by

 .  the rider earnings on the date used to calculate the death benefit.

Rider earnings equal:

 . the policy death benefit; minus

 . policy value on the rider date; minus

 . premium payments after the rider date; plus

 . surrenders after the rider date that exceed the rider earnings on the date of the surrender.

No benefit is payable under the beneficiary earnings enhancement rider if there are no rider earnings on the date the death benefit is calculated.

If you purchase your policy as part of a 1035 transfer or added the beneficiary earnings enhancement rider after you purchased the policy, rider earnings do not include any gains before the beneficiary earnings enhancement rider is added to your policy.

The beneficiary earnings enhancement factor is currently 40% for issue ages under 71 and 25% for issue ages 71-80. For purposes of computing taxable gains, both the death benefit payable under the policy and the beneficiary earnings enhancement will be considered.

Please see the Statement of Additional Information for an example which illustrates the beneficiary earnings enhancement payable as well as the effect of a partial surrender on the beneficiary earnings enhancement.

Spousal Continuation. If a spouse elects to continue the policy instead of receiving a death benefit and beneficiary earnings enhancement, the spouse has the following options:

 . Continue the policy and receive a one-time policy value increase equal to the beneficiary earnings enhancement. At this time the rider would terminate. The spouse would have the option of immediately re-electing the rider as long as they are under the age of 81, however, it would only cover gains from the time of such election going forward; or

 . Continue the policy without the one-time policy value increase and continue the rider as is. When the next death occurs, the rider will pay the beneficiary earnings enhancement based on gains since the rider was issued, not since the time of the first death.

Rider Fee. A rider fee, currently 0.25% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the beneficiary earnings enhancement would not pay any benefits because there are no rider earnings.

Termination. The rider will remain in effect until:

 .  you cancel it by notifying our service center in writing,

 .  the policy is annuitized or surrendered, or

 . the beneficiary earnings enhancement is paid or added to the policy value under a spousal continuation.

Once terminated, the beneficiary earnings enhancement rider may be re-elected, however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.

This rider may violate the requirements of certain qualified plans. Consult a competent tax adviser before electing this rider for any qualified plans.

The beneficiary earnings enhancement rider may vary by state and may not be available in all states.

Nursing Care and Terminal Condition Withdrawal Option

No surrender charges or excess interest adjustment will apply if you make a surrender under certain circumstances, after you or your spouse has been:
 . confined in a hospital or nursing facility for 30 days in a row; or . diagnosed with a terminal condition (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person.

You may exercise this benefit at any time (during the accumulation phase) and there is no charge for this benefit. This benefit may not be available in all states. See the policy or endorsement for details and conditions.

Unemployment Waiver

No surrender charges or excess interest adjustment will apply to surrenders after you or your spouse because unemployed. In order to qualify, you (or your spouse, whichever is applicable) must have been:
 . employed full time for at least two years prior to becoming unemployed; and . employed full time on the policy date; and

 .  unemployed for at least 60 days in a row at the time of surrender; and

 .  must have a minimum cash value at the time of surrender of $5,000.

You must provide written proof from your State's Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.

You may select this benefit at any time (during the accumulation phase) and there is no charge for this benefit.

This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person. This benefit may not be available in all states. See the policy for details.

Telephone Transactions

You may make transfers and change the allocation of additional premium payments by telephone IF:
 .  you select the "Telephone Transfer/Reallocation Authorization" box in the
   policy application or enrollment information; or . you later complete an authorization form.

You will be required to provide certain information for identification purposes when requesting a transaction by telephone and we may record your telephone call. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine. Transamerica reserves the right to revoke your telephone transaction privileges at any time without revoking all owners' telephone transfer privileges.

Telephone requests must be received while the New York Stock Exchange is open to get same-day pricing of the transaction. We may discontinue this option at any time.

We may deny telephone transaction privileges to market timers.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe circumstances or other weather emergencies. There may be interruptions in service beyond our control, and if the volume of calls is unusually high, we might not have anyone available, or lines available, to take your call.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically transfer money from certain investment options into the variable subaccounts in the allocations you specified at the time you purchased your policy or by a subsequent written notice which will take effect for any transfers after the date it is received at our service center. This is known as dollar cost averaging. Your transfers will begin the month after we receive your request.

Dollar cost averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high. It does not guarantee profits or assure that you will not experience a loss. You should consider your ability to continue the dollar cost averaging program during all economic conditions.

There are two dollar cost averaging programs available under your policy:
Traditional and Special.

Traditional Dollar Cost Averaging. During the accumulation phase, you may instruct us to automatically transfer money from the dollar cost averaging fixed account option into the variable subaccounts in the allocations you specified. You may specify the dollar amount to be transferred either monthly or quarterly; however each transfer must be at least $500. A minimum of 6 monthly or 4 quarterly transfers are required and a maximum of 24 monthly or 8 quarterly transfers are allowed. Transfers must begin within 30 days.

NOTE CAREFULLY:

 .   If you attempt to begin a traditional dollar cost averaging program with less than the necessary minimum amount, no transfers will be made and any amount allocated to that program will remain in the traditional dollar cost averaging fixed account until the minimum amount is reached or you transfer the funds out.

 . If you specify the number of transfers, up to two additional transfers may be necessary to complete a traditional dollar cost averaging program.

Special Dollar Cost Averaging. During the accumulation phase, you may elect to allocate premium payments to either the six or twelve month special dollar cost averaging accounts of the fixed account. Amounts will then be transferred from the special dollar cost averaging account to the variable subaccounts on a monthly basis for six or twelve months (depending on the option you select) in the allocations you specified. Each transfer must be at least $500.

If you elect dollar cost averaging and have multiple sources funding your policy, the dollar cost averaging program willbegin with the first money received. As the money from the other sources is received, the amount of the dollar cost averaging transfers will increase but the length of the program will not. If some of the money from the other sources is not received before the dollar cost averaging program has ended, a new dollar cost averaging program will start when we receive the money (assuming it meets the minimum dollar cost averaging requirements discussed below).

If you make additional premium payments while a dollar cost averaging program is running, absent new instructions to the contrary, the amount of the dollar cost averaging transfers will increase but the length of the program will not. If additional premium is received after a dollar cost averaging program is completed, absent new instructions to the contrary:

 . a new dollar cost averaging program will be started using the previous instructions; or

 . if the additional premium does not meet the minimum requirements to start a new dollar cost averaging program, then the additional premium will be allocated as identified in the previous dollar cost averaging program.

NOTE CAREFULLY:

 . If we do not receive all necessary information to begin a special dollar cost averaging program within 30 days of allocating premium to the program, that premium will be transferred to the traditional dollar cost averaging fixed account.

If you discontinue a dollar cost averaging program before its completion, then the interest credited on amounts in the dollar cost averaging fixed account may be adjusted downward, but not below the minimum guaranteed effective annual interest rate of 3%.

May vary by state and may not be available in all states. See the policy for availability of the fixed account options.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called asset rebalancing and can be started and stopped at any time free of charge. However, we will not rebalance if you are in the dollar cost averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue asset rebalancing. New instructions are required to start asset rebalancing. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

11.  OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing. An ownership change may be a taxable event.

Assignment

You can also assign the policy anytime during your lifetime. Transamerica will not be bound by the assignment until we receive written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the policy before we receive notice of the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.

Transamerica Life Insurance Company

As of March 1, 2001, PFL Life Insurance Company changed its name to Transamerica Life Insurance Company. Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It is engaged in the sale of life and health insurance and annuity policies. Transamerica is a wholly-owned indirect subsidiary of AEGON USA, Inc. which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON USA, Inc., is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Transamerica is licensed in the District of Columbia, Guam, and in all states except New York.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of Transamerica.

The Separate Account

Transamerica established a separate account, called the Retirement Builder Variable Annuity Account (formerly known as PFL Retirement Builder Variable Annuity Account), under the laws of the State of Iowa on March 29, 1996. The Portfolio Select Variable Annuity divisions of the separate account receive and currently invest the premium payments that are allocated to the separate account for investment in shares of the underlying fund portfolios.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or Transamerica. Income, gains, and losses, whether or not realized, from assets allocated to the separate account are, in accordance with the policies, credited or charged against the separate account without regard to Transamerica's other income, gains or losses.

The assets of the separate account are held in Transamerica's name on behalf of the separate account and belong to Transamerica. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business Transamerica may conduct. The separate account includes other subaccounts that are not available under these policies.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying funds. The underlying funds are not limited to selling their shares to this separate account and can accept investments from any separate account or qualified retirement plan. Since the underlying fund portfolios are available to registered separate accounts offering variable annuity products of Transamerica, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including Transamerica, agree to take any necessary steps to resolve the matter. This includes removing their separate accounts from the underlying funds. See the prospectuses for the underlying funds for more details.

Exchanges and Reinstatements

You can generally exchange one annuity policy for another in a "tax-free exchange' under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity and there will be a new surrender charge period and other charges may be higher (or lower) and the benefits may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).

You may exchange your policy for one issued by another life insurance company. You may also request us to reinstate your policy after such an exchange by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

Transamerica will vote all shares of the underlying funds in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Distributor of the Policies

AFSG Securities Corporation is the principal underwriter of the policies. Like Transamerica, it is an indirect wholly-owned subsidiary of AEGON USA, Inc. It is located at 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. AFSG Securities Corporation is registered as a broker/dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc. (NASD).

Commissions of up to 5% of premium payments will be paid to broker/dealers who sell the policies under agreements with AFSG Securities Corporation. These commissions are not deducted from premium payments. In addition, certain production, persistency and managerial bonuses may be paid. Transamerica may also pay compensation to banks and other financial institutions for their services in connection with the sale and servicing of the policies.

To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker/dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

Transamerica intends to recoup commissions and other sales expenses primarily, but not exclusively, through:

 .  The administrative charge;

 .  The surrender charge;

 .  The mortality and expense risk fee;

 . Revenues, if any, that Transamerica receives from the underlying portfolios or their managers; and

 . Investment earnings on amounts allocated under policies to the fixed account.

Commissions paid on the policy, including other incentives or payments, are not charged to the policy owners or the separate account.

Pending regulatory approvals, Transamerica intends to distribute the policy in all states, except New York, and in certain possessions and territories.

Variations in Policy Provisions

Certain provisions of the policies may vary from the descriptions in this prospectus in order to comply with different state laws. See your policy for variations since any such state variations will be included in your policy or in riders or endorsements attached to your policy.

IMSA

Transamerica is a member of the Insurance Marketplace Standards Association
(IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance and annuity products. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the account are subject. Transamerica, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Transamerica believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account or Transamerica.

Financial Statements

The financial statements of Transamerica and the subaccounts are included in the SAI.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

 Glossary of Terms
 The Policy - General Provisions
 Certain Federal Income Tax Consequences
 Investment Experience
 Family Income Protector - Additional Information

 Beneficiary Earnings Enhancement Rider -  Additional Information
 Historical Performance Data
 Published Ratings

 State Regulation of Transamerica
 Administration
 Records and Reports
 Distribution of the Policies
 Voting Rights
 Other Products
 Custody of Assets
 Legal Matters
 Independent Auditors
 Other Information
 Financial Statements

                                   APPENDIX A

                        CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

     5% Annually Compounding Death Benefit or Annual Step-Up Death Benefit
                (Total Separate Account Annual Expenses: 1.40%)

                                  Accumulation                     Number of
                                   Unit Value     Accumulation   Accumulation
                                 at Beginning of   Unit Value   Units at End of
           Subaccount                 Year       at End of Year      Year
-------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation
   Fund
   2000(/3/)...................     $1.000000      $1.554028        70,232.080
-------------------------------------------------------------------------------
  AIM V.I. Growth and Income
   Fund
   2000........................     $1.671780      $1.410847     2,586,628.266
   1999........................     $1.260851      $1.671780     1,394,637.971
   1998(/1/)...................     $1.086034      $1.260851         4,908.801
-------------------------------------------------------------------------------
  AIM V.I. International Equity
   Fund
   2000........................     $1.650174      $1.199492       775,656.649
   1999........................     $1.077586      $1.650174       127,260.241
   1998(/1/)...................     $1.000000      $1.077586        14,039.712
-------------------------------------------------------------------------------
  AIM V.I. Value Fund
   2000........................     $1.624758      $1.369684     5,634,834.229
   1999........................     $1.266642      $1.624758     2,833,844.055
   1998(/1/)...................     $1.083189      $1.266642        90,487.213
-------------------------------------------------------------------------------
  AIM V.I. Dent Demographics
   Trends Fund
   2000(/3/)...................     $1.000000      $0.781444       288,892.492
-------------------------------------------------------------------------------
  Davis Value
   2000(/3/)...................     $1.000000      $0.982447        97,909.365
-------------------------------------------------------------------------------
  Evergreen VA Fund
   2000........................     $1.365381      $1.186917       329,155.677
   1999........................     $1.123643      $1.365381       171,468.896
   1998(/1/)...................     $1.000000      $1.123643        24,377.368
-------------------------------------------------------------------------------
  Evergreen VA Foundation Fund
   2000........................     $1.165505      $1.094433     4,503,157.526
   1999........................     $1.066605      $1.165505     2,531,434.571
   1998(/1/)...................     $1.000000      $1.066605        60,151.622
-------------------------------------------------------------------------------
  Evergreen VA Global Leaders
   Fund
   2000........................     $1.158565      $1.044776       444,144.049
   1999(/2/)...................     $1.000000      $1.158565       153,400.950
-------------------------------------------------------------------------------
  Evergreen VA Growth and
   Income Fund
   2000........................     $1.262163      $1.242876       546,340.883
   1999........................     $1.077823      $1.262163       409,988.014
   1998(/1/)...................     $1.000000      $1.077823        99,286.054
-------------------------------------------------------------------------------
  Evergreen VA International
   Growth Fund
   2000........................     $1.347956      $1.264013        81,218.224
   1999(/2/)...................     $1.000000      $1.347956           997.750
-------------------------------------------------------------------------------
  Evergreen VA Capital Growth
   Fund
   2000........................     $0.968280      $1.125559       399,642.256
   1999(/2/)...................     $1.000000      $0.968280       211,661.420

   5% Annually Compounding Death Benefit or Annual Step-Up Death Benefit

              (Total Separate Account Annual Expenses: 1.40%)

                              continued . . .

                                  Accumulation                     Number of
                                   Unit Value     Accumulation   Accumulation
                                 at Beginning of   Unit Value   Units at End of
           Subaccount                 Year       at End of Year      Year
-------------------------------------------------------------------------------
  Evergreen VA Growth Fund
   2000........................     $1.358002      $ 1.519206      148,234.447
   1999(/2/)...................     $1.000000      $ 1.358002       64,450.995
-------------------------------------------------------------------------------
  Evergreen VA High Income Fund
   2000........................     $1.039068      $1.039700        55,976.784
   1999(/2/)...................     $1.000000      $1.039068        39,367.491
-------------------------------------------------------------------------------
  Federated American Leaders
   Fund II
   2000(/3/)...................     $1.000000      $1.038363        30,459.737
-------------------------------------------------------------------------------
  Federated High Income Bond
   Fund II
   2000........................     $1.064849      $0.956867     1,576,288.286
   1999........................     $1.053867      $1.064849     1,415,579.765
   1998(/1/)...................     $1.000000      $1.053867        26,497.028
-------------------------------------------------------------------------------
  Franklin Small Cap Fund -
    Class 2
   2000........................     $1.617750      $1.333244       933,546.385
   1999(/2/)...................     $1.000000      $1.617750        90,047.993
-------------------------------------------------------------------------------
  Templeton Asset Allocation
   Fund - Class 2
   2000........................     $1.085065      $1.072117       138,902.166
   1999(/2/)...................     $1.000000      $1.085065        80,830.337
-------------------------------------------------------------------------------
  Templeton International
   Securities Fund - Class 2
   2000........................     $1.114141      $1.074271       444,189.505
   1999(/2/)...................     $1.000000      $1.114141        90,499.960
-------------------------------------------------------------------------------
  Templeton Developing Markets
   Securities Fund - Class 2
   2000(/3/)...................     $1.000000      $0.801409        11,721.961
-------------------------------------------------------------------------------
  MFS Emerging Growth Series
   2000........................     $2.210407      $1.755130     2,206,909.242
   1999........................     $1.266452      $2.210407       904,988.039
   1998(/1/)...................     $1.023216      $ 1.266452       53,172.589
-------------------------------------------------------------------------------
  MFS Research Series
   2000........................     $1.485750      $1.396271     1,722,579.045
   1999........................     $1.212676      $1.485750     1,146,554.165
   1998(/1/)...................     $1.056392      $1.212676        31,821.450
-------------------------------------------------------------------------------
  MFS Total Return Series
   2000........................     $1.095980      $1.255866     1,376,569.223
   1999........................     $1.076484      $1.095980       975,006.756
   1998(/1/)...................     $1.025771      $1.076484        97,238.01
-------------------------------------------------------------------------------
  MFS Utilities Series
   2000........................     $1.416577      $1.498031     1,641,126.921
   1999(/2/)...................     $1.000000      $1.416577       333,234.967
-------------------------------------------------------------------------------
  Oppenheimer Capital
   Appreciation Fund/VA
   2000........................     $1.767873      $1.742076     2,060,439.388
   1999........................     $1.263592      $1.767873     1,048,763.736
   1998(/1/)...................     $1.084275      $1.263592         2,801.984
-------------------------------------------------------------------------------
  Oppenheimer Main Street
   Growth & Income Fund/VA
   2000(/3/)...................     $1.000000      $1.287837       249,906.939

   5% Annually Compounding Death Benefit or Annual Step-Up Death Benefit

              (Total Separate Account Annual Expenses: 1.40%)

                              continued . . .

                                  Accumulation                     Number of
                                   Unit Value     Accumulation   Accumulation
                                 at Beginning of   Unit Value   Units at End of
           Subaccount                 Year       at End of Year      Year
-------------------------------------------------------------------------------
  Oppenheimer Multiple
   Strategies Fund/VA
   2000........................     $1.172691      $1.232811       747,623.711
   1999........................     $1.062052      $1.172691       623,644.728
   1998(/1/)...................     $1.000000      $1.062052       110,363.654
-------------------------------------------------------------------------------
  Oppenheimer Strategic Bond
   Fund/VA
   2000........................     $1.030527      $1.044650     1,244,072.769
   1999........................     $1.014714      $1.030527     1,178,165.433
   1998(/1/)...................     $0.989048      $1.014714        11,646.573
-------------------------------------------------------------------------------
  Putnam VT Global Growth
   Fund - Class IB Shares
   2000........................     $1.893641      $ 1.313877    1,297,847.158
   1999........................     $1.165076      $ 1.893641      424,898.296
   1998(/1/)...................     $1.000000      $ 1.165076       14,249.515
-------------------------------------------------------------------------------
  Putnam VT Growth and Income
   Fund - Class IB Shares
   2000(/3/)...................     $1.000000      $ 1.080751       55,526.790
-------------------------------------------------------------------------------
  Putnam VT Growth
   Opportunities Fund - Class
   IB Shares
   2000(/3/)...................     $1.000000      $ 0.726127      358,571.482
-------------------------------------------------------------------------------
  Putnam VT Money Market Fund -
    Class IB Shares
   2000........................     $1.040234      $ 1.087256    1,082,175.430
   1999........................     $ 1.00594      $ 1.040234      402,501.656
   1998(/1/)...................     $1.000000      $  1.00594         1,000.00
-------------------------------------------------------------------------------
  Putnam VT New Value Fund -
    Class IB Shares
   2000........................     $1.073725      $ 1.297787      340,306.750
   1999........................     $1.084332      $ 1.073725      231,596.430
   1998(/1/)...................     $1.000000      $ 1.084332       95,008.528
-------------------------------------------------------------------------------
  Fidelity - VIP High Income -
    Service Class
   2000........................     $1.175901      $ 0.900394      593,909.234
   1999(/2/)...................     $1.000000      $ 1.175901      264,879.935
-------------------------------------------------------------------------------
  Fidelity - VIP Equity-
   Income - Service Class 2
   2000(/3/)...................     $1.000000      $ 1.085356       21,996.326
-------------------------------------------------------------------------------
  Fidelity - VIP Growth -
    Service Class 2
   2000(/3/)...................     $1.000000      $ 0.846237      261,594.761
-------------------------------------------------------------------------------
  Fidelity - VIP II Index 500 -
    Initial Class
   2000........................     $1.987714      $ 1.780575    2,152,898.133
   1999(/2/)...................     $1.000000      $ 1.987714      922,263.939
-------------------------------------------------------------------------------
  Fidelity - VIP II Investment
   Grade Bond - Initial Class
   2000........................     $1.136386      $ 1.248322      763,599.038
   1999(/2/)...................     $1.000000      $ 1.136386      245,256.660
-------------------------------------------------------------------------------
  Fidelity - VIP III Growth
   Opportunities - Service
   Class
   2000........................     $1.557744      $ 1.275971    1,202,930.996
   1999(/2/)...................     $1.000000      $ 1.557744      635,438.753

                        Return of Premium Death Benefit
                (Total Separate Account Annual Expenses: 1.25%)

                                   Accumulation                    Number of
                                    Unit Value     Accumulation   Accumulation
                                  at Beginning of   Unit Value    Units at End
  Subaccount                           Year       at End of Year    of Year
-------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation
   Fund
   2000(/3/)....................     $1.000000      $1.548873       458,897.594
-------------------------------------------------------------------------------
  AIM V.I. Growth and Income
   Fund
   2000.........................     $1.668693      $1.406145    12,827,416.397
   1999.........................     $1.260383      $1.668693     6,521,679.805
   1998(/1/)....................     $1.085904      $1.260383       213,324.783
-------------------------------------------------------------------------------
  AIM V.I. International Equity
   Fund
   2000.........................     $1.647309      $1.195650     2,874,867.982
   1999.........................     $1.077315      $1.647309       974,356.520
   1998(/1/)....................     $1.000000      $1.077315        85,589.093
-------------------------------------------------------------------------------
  AIM V.I. Value Fund
   2000.........................     $1.621757      $1.365146    26,566,665.643
   1999.........................     $1.265957      $1.621757    14,061,168.861
   1998(/1/)....................     $ 1.08306      $1.265957       710,879.859
-------------------------------------------------------------------------------
  AIM V.I. Dent Demographics
   Trends Fund
   2000(/3/)....................     $1.000000      $0.780681     1,172,826.211
-------------------------------------------------------------------------------
  Davis Value
   2000(/3/)....................     $1.000000      $0.981487       632,901.912
-------------------------------------------------------------------------------
  Evergreen VA Fund
   2000.........................     $1.363015      $1.183105     1,792,332.629
   1999.........................     $ 1.12336      $1.363015     1,133,327.786
   1998(/1/)....................     $1.000000      $ 1.12336       176,094.122
-------------------------------------------------------------------------------
  Evergreen VA Foundation Fund
   2000.........................     $1.163482      $1.090926    15,592,268.934
   1999.........................     $1.066334      $1.163482    10,212,042.456
   1998(/1/)....................     $1.000000      $1.066334       730,048.182
-------------------------------------------------------------------------------
  Evergreen VA Global Leaders
   Fund
   2000.........................     $1.157425      $1.042201     2,321,650.133
   1999(/2/)....................     $1.000000      $1.157425       495,392.640
-------------------------------------------------------------------------------
  Evergreen VA Growth and Income
   Fund
   2000.........................     $1.259978      $1.238902     2,407,199.917
   1999.........................     $1.077551      $1.259978     1,897,269.471
   1998(/1/)....................     $1.000000      $1.077551       423,067.758
-------------------------------------------------------------------------------
  Evergreen VA International
   Growth Fund
   2000.........................     $1.346634      $1.260910       488,111.025
   1999(/2/)....................     $1.000000      $1.346634        97,099.617
-------------------------------------------------------------------------------
  Evergreen VA Capital Growth
   Fund
   2000.........................     $0.967344      $ 1.22818     3,297,066.176
   1999(/2/)....................     $1.000000      $0.967344     1,910,289.545
-------------------------------------------------------------------------------
  Evergreen VA Growth Fund
   2000.........................     $1.356656      $1.515453     1,034,006.742
   1999(/2/)....................     $1.000000      $1.356656       360,299.090
-------------------------------------------------------------------------------
  Evergreen VA High Income Fund
   2000.........................     $1.038416      $1.037494       161,016.536
   1999(/2/)....................     $1.000000      $1.038416       138,172.993
-------------------------------------------------------------------------------
  Federated American Leaders
   Fund II
   2000(/3/)....................     $1.000000      $1.037340       368,955.026

                        Return of Premium Death Benefit
                (Total Separate Account Annual Expenses: 1.25%)
                                continued . . .

                                   Accumulation                    Number of
                                    Unit Value     Accumulation   Accumulation
                                  at Beginning of   Unit Value    Units at End
            Subaccount                 Year       at End of Year    of Year
-------------------------------------------------------------------------------
  Federated High Income Bond
   Fund II
   2000.........................     $1.039161      $0.932407     5,394,818.345
   1999.........................     $1.029959      $1.039161     4,889,829.326
   1998(/1/)....................     $ 0.97756      $1.029959       565,655.506
-------------------------------------------------------------------------------
  Franklin Small Cap Fund -
    Class 2
   2000.........................     $1.616150      $1.329963     4,010,035.461
   1999(/2/)....................     $1.000000      $1.616150       780,075.201
-------------------------------------------------------------------------------
  Templeton Asset Strategy
   Fund - Class 2
   2000.........................     $1.083998      $1.069484       499,506.284
   1999(/2/)....................     $1.000000      $1.083998       248,746.829
-------------------------------------------------------------------------------
  Templeton International
   Securities Fund - Class 2
   2000.........................     $1.113051      $1.071637     1,979,094.445
   1999(/2/)....................     $1.000000      $1.113051       729,680.581
-------------------------------------------------------------------------------
  Templeton Developing Markets
   Securities Fund - Class 2
   2000(/3/)....................     $1.000000      $0.800623        19,394.987
-------------------------------------------------------------------------------
  MFS Emerging Growth Series
   2000.........................     $2.206323      $1.749304    11,939,502.338
   1999.........................     $1.265976      $2.206323     5,268,344.689
   1998(/1/)....................     $1.023088      $1.265976       370,997.778
-------------------------------------------------------------------------------
  MFS Research Series
   2000.........................     $1.482998      $1.391634     8,448,027.676
   1999.........................     $1.212231      $1.482998     5,446,898.645
   1998(/1/)....................     $1.056268      $ 1.212231      420,718.942
-------------------------------------------------------------------------------
  MFS Total Return Series
   2000.........................     $1.093953      $1.251694     6,125,138.173
   1999.........................     $1.076083      $1.093953     4,709,530.689
   1998(/1/)....................     $1.025646      $1.076083       361,289.760
-------------------------------------------------------------------------------
  MFS Utilities Series
   2000.........................     $1.413957      $1.493055     6,820,401.291
   1999(/2/)....................     $1.000000      $1.413957     1,657,355.059
-------------------------------------------------------------------------------
  Oppenheimer Capital
   Appreciation Fund/VA
   2000.........................     $1.764620      $1.736299     9,265,020.588
   1999.........................     $1.263125      $1.764620     4,797,474.137
   1998(/1/)....................     $1.084144      $1.263125       323,537.371
-------------------------------------------------------------------------------
  Oppenheimer Main Street Growth
   & Income Fund/VA
   2000(/3/)....................     $1.000000      $1.283567       731,230.202
-------------------------------------------------------------------------------
  Oppenheimer Multiple
   Strategies Fund/VA
   2000.........................     $1.170664      $1.228870     1,928,822.961
   1999.........................     $1.061787      $1.170664     1,503,090.531
   1998(/1/)....................     $1.000000      $1.061787       118,249.261
-------------------------------------------------------------------------------
  Oppenheimer Strategic Bond
   Fund/VA
   2000.........................     $1.028609      $1.041157     4,563,525.355
   1999.........................     $1.014327      $1.028609     3,502,331.278
   1998(/1/)....................     $0.988927      $1.014327       543,298.914

                      Return of Premium Death Benefit

              (Total Separate Account Annual Expenses: 1.25%)

                              continued . . .

                                   Accumulation                    Number of
                                    Unit Value     Accumulation   Accumulation
                                  at Beginning of   Unit Value    Units at End
            Subaccount                 Year       at End of Year    of Year
-------------------------------------------------------------------------------
  Putnam VT Global Growth Fund -
    Class IB Shares
   2000.........................     $1.890365      $1.309667     6,137,419.658
   1999.........................     $ 1.16479      $1.890365     2,378,366.267
   1998(/1/)....................     $1.000000      $ 1.16479        58,681.348
-------------------------------------------------------------------------------
  Putnam VT Growth and Income
   Fund - Class IB Shares
   2000(/3/)....................     $1.000000      $1.079699       220,029.841
-------------------------------------------------------------------------------
  Putnam VT Growth Opportunities
   Fund - Class IB Shares
   2000(/3/)....................     $1.000000      $0.725408     1,356,383.678
-------------------------------------------------------------------------------
  Putnam VT Money Market Fund -
    Class IB Shares
   2000.........................     $1.038440      $1.083783     3,282,716.436
   1999.........................     $ 1.00569      $1.038440     2,941,174.912
   1998(/1/)....................     $1.000000      $ 1.00569        78,629.855
-------------------------------------------------------------------------------
  Putnam VT New Value Fund -
    Class IB Shares
   2000.........................     $1.071862      $1.293634     1,552,417.849
   1999.........................     $1.084061      $1.071862     1,133,575.798
   1998(/1/)....................     $1.000000      $1.084061        62,564.405
-------------------------------------------------------------------------------
  Fidelity - VIP High Income -
    Service Class
   2000.........................     $1.170692      $0.895076     1,311,906.355
   1999(/2/)....................     $1.000000      $1.170692       615,977.656
-------------------------------------------------------------------------------
  Fidelity - VIP Equity-Income -
    Service Class 2
   2000(/3/)....................     $1.000000      $1.084290       171,075.872
-------------------------------------------------------------------------------
  Fidelity - VIP Growth -
    Service Class 2
   2000(/3/)....................     $1.000000      $0.845413     1,094,685.468
-------------------------------------------------------------------------------
  Fidelity - VIP II Index 500 -
    Initial Class
   2000.........................     $1.978931      $1.770093    11,036,845.366
   1999(/2/)....................     $1.000000      $1.978931     4,949,460.935
-------------------------------------------------------------------------------
  Fidelity - VIP II Investment
   Grade Bond - Initial Class
   2000.........................     $1.131353      $1.240959     1,968,721.236
   1999(/2/)....................     $1.000000      $1.131353       828,979.275
-------------------------------------------------------------------------------
  Fidelity - VIP III Growth
   Opportunities - Service Class
   2000.........................     $1.551609      $1.269068     5,653,717.740
   1999(/2/)....................     $1.000000      $1.551609     3,266,566.939

(/1/Period)from October 30, 1998 through December 31, 1998.

(/2/Period)from May 3, 1999 through December 31, 1999.

(/3/Period)from May 1, 2000 through December 31, 2000.

The Alliance Premier Growth Subaccount, Alliance Technology Subaccount, Evergreen VA Blue Chip Fund Subaccount and the Evergreen VA Omega Fund Subaccount had not commenced operations as of December 31, 2000, therefore, comparable data is not available.

                                   APPENDIX B

                          HISTORICAL PERFORMANCE DATA

Standardized Performance Data

Transamerica may advertise historical yields and total returns for the subaccounts of the separate account. These figures are based on historical earnings and are calculated according to guidelines from the SEC. They do not indicate future performance.

Putnam VT Money Market Fund Subaccount. The yield of the Putnam VT Money Market Fund Subaccount for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment under a policy in the subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Other Subaccounts. The yield of a subaccount of the separate account (other than the Putnam VT Money Market Fund Subaccount) for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated each 30-day period over a 12-month period and is shown as a percentage of the investment.

The total return of a subaccount of the separate account refers to return quotations assuming an investment under a policy has been held in the subaccount for various periods of time including a period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5, and 10 years, respectively, the total return for these periods will be provided. The total return quotations for a subaccount will represent the average annual compounded rates of return that equate an initial investment of $1,000 in the subaccount to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided.

The yield and total return calculations for a subaccount do not reflect the effect of any premium taxes that may be applicable to a particular policy and they may not reflect the charges for any optional rider. The yield calculations also do not reflect the effect of any surrender charge that may be applicable to a particular policy. To the extent that any or all of a premium tax and/or surrender charge is applicable to a particular policy, or one or more riders are elected, the yield and/or total return of that policy will be reduced. For additional information regarding yields and total returns calculated using the standard formats briefly summarized above, please refer to the SAI, a copy of which may be obtained from the administrative and service office upon request.

Based on the method of calculation described in the Statement of Additional Information, the average annual total returns for periods from inception of the subaccounts to December 31, 2000, and for the one and five year periods ended December 31, 2000 are shown in Table 1 below. Total returns shown reflect deductions for the mortality and expense risk fee and the administrative charges. Performance figures may reflect the 1.25% mortality and expense risk fee for the 5% Annually Compounding Death Benefit and the Annual Step-Up Death Benefit, or the 1.10% mortality and expense risk fee for the Return of Premium Death Benefit. Standard total return calculations will reflect the effect of surrender charges that may be applicable to a particular period.

                                  TABLE 1 - A
                     Standard Average Annual Total Returns

 (Assuming No Family Income Protector or Beneficiary Earnings Enhancement)

     5% Annually Compounding Death Benefit or Annual Step-Up Death Benefit

              (Total Separate Account Annual Expenses: 1.40%)

--------------------------------------------------------------------------------
                                                     Inception
                                   1 Year   5 Year    of the       Subaccount
                                   Ended    Ended   Subaccount     Inception
            Subaccount            12/31/00 12/31/00 to 12/31/00       Date
--------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation
   Fund.........................    N/A      N/A     (22.32%)     May 1, 2000
  AIM V.I. Growth and Income
   Fund.........................  (20.79%)   N/A      11.10%    October 31, 1998
  AIM V.I. International Equity
   Fund.........................  (32.61%)   N/A       6.89%    October 31, 1998
  AIM V.I. Value Fund...........  (20.88%)   N/A       9.66%    October 31, 1998
  AIM V.I. Dent Demographic
   Trends Fund..................    N/A      N/A     (27.51%)     May 1, 2000
  Alliance Premier Growth -
    Class B(/1/)................    N/A      N/A        N/A     January 2, 2001
  Alliance Technology - Class
   B(/1/).......................    N/A      N/A        N/A     January 2, 2001
  Davis Value...................    N/A      N/A      (7.31%)     May 1, 2000
  Evergreen VA Fund.............  (18.22%)   N/A       6.35%    October 31, 1998
  Evergreen VA Foundation Fund..  (11.18%)   N/A       2.23%    October 31,1998
  Evergreen VA Global Leaders
   Fund.........................  (14.94%)   N/A      (0.38%)     May 3, 1999
  Evergreen VA Growth and Income
   Fund.........................  (6.56%)    N/A       8.75%    October 31, 1998
  Evergreen VA Blue Chip
   Fund(/1/)....................    N/A      N/A        N/A     January 2, 2001
  Evergreen VA International
   Growth Fund..................  (11.31%)   N/A      12.40%      May 3, 1999
  Evergreen VA Omega Fund(/1/)..    N/A      N/A        N/A     January 2, 2001
  Evergreen VA Capital Growth
   Fund.........................   11.40%    N/A       4.45%      May 3, 1999
  Evergreen VA Growth Fund......   6.98%     N/A      26.14%      May 3, 1999
  Evergreen VA High Income Fund.  (4.95%)    N/A      (0.77%)    July 29, 1999
  Federated American Leaders
   Fund II......................    N/A      N/A      (1.69%)     May 1, 2000
  Federated High Income Bond
   Fund II......................  (15.26%)   N/A      (4.27%)   October 31, 1998
  Franklin Small Cap Fund -
    Class 2.....................  (22.78%)   N/A      16.24%      May 3, 1999
  Templeton Asset Strategy
   Fund - Class 2...............  (6.22%)    N/A       1.27%      May 3, 1999
  Templeton International
   Securities Fund - Class 2....  (8.63%)    N/A       1.40%      May 3, 1999
  Templeton Developing Markets
   Securities Fund - Class 2....    N/A      N/A     (25.50%)     May 1, 2000
  MFS Emerging Growth Series....  (25.83%)   N/A      26.96%    October 31, 1998
  MFS Research Series...........  (11.10%)   N/A      12.03%    October 31, 1998
  MFS Total Return Series.......   9.73%     N/A       7.96%    October 31, 1998
  MFS Utilities Series..........   0.80%     N/A      13.53%      May 3, 1999
  Oppenheimer Capital
   Appreciation Fund/VA.........  (6.49%)    N/A      23.05%    October 31, 1998
  Oppenheimer Main Street Growth
   & Income Fund/VA.............    N/A      N/A     (15.79%)     May 1, 2000
  Oppenheimer Multiple
   Strategies Fund/VA...........   0.17%     N/A       8.32%    October 31, 1998
  Oppenheimer Strategic Bond
   Fund/VA......................  (3.63%)    N/A       0.47%    October 31, 1998
  Putnam VT Global Growth Fund -
    Class IB Shares.............  (35.95%)   N/A      11.71%    October 31, 1998
  Putnam VT Growth and Income
   Fund - Class IB Shares.......    N/A      N/A       2.57%      May 1, 2000
  Putnam VT Growth Opportunities
   Fund - Class IB Shares.......    N/A      N/A     (33.07%)     May 1, 2000
  Putnam VT New Value Fund -
    Class IB Shares.............   16.07%    N/A      11.05%    October 31, 1998
  Fidelity - VIP High Income -
    Service Class...............  (28.69%)   N/A     (19.98%)     May 3, 1999
  Fidelity - VIP Equity-Income -
    Service Class 2.............    N/A      N/A       3.04%      May 1, 2000
  Fidelity - VIP Growth -
    Service Class 2.............    N/A      N/A     (20.99%)     May 1, 2000
  Fidelity - VIP II Index 500 -
    Initial Class...............  (15.54%)   N/A      (4.99%)     May 3, 1999
  Fidelity - VIP II Investment
   Grade Bond - Initial Class...   4.94%     N/A       1.57%      May 3, 1999
  Fidelity - VIP III Growth
   Opportunities - Service
   Class........................  (23.29%)   N/A     (15.29%)     May 3, 1999

                                TABLE 1 - B
                      Standard Average Annual Total Return

 (Assuming No Family Income Protector or Beneficiary Earnings Enhancement)

                        Return of Premium Death Benefit

              (Total Separate Account Annual Expenses: 1.25%)

--------------------------------------------------------------------------------
                                                     Inception
                                                       of the
                                    1 Year   5 Year  Subaccount
                                    Ended    Ended       to        Subaccount
            Subaccount             12/31/00 12/31/00  12/31/00   Inception Date
--------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation
   Fund..........................    N/A      N/A     (22.24%)    May 1, 2000
  AIM V.I. Growth and Income
   Fund..........................  (20.66%)   N/A      11.27%   October 31, 1998
  AIM V.I. International Equity
   Fund..........................  (32.50%)   N/A      7.06%    October 31, 1998
  AIM V.I. Value Fund............  (20.75%)   N/A      9.83%    October 31, 1998
  AIM V.I. Dent Demographic
   Trends Fund...................    N/A      N/A     (27.43%)    May 1, 2000
  Alliance Premier Growth - Class
   B(/1/)........................    N/A      N/A       N/A     January 2, 2001
  Alliance Technology - Class
   B(/1/)........................    N/A      N/A       N/A     January 2, 2001
  Davis Value....................    N/A      N/A     (7.21%)     May 1, 2000
  Evergreen VA Fund..............  (18.09%)   N/A      6.52%    October 31, 1998
  Evergreen VA Foundation Fund...  (11.04%)   N/A      2.39%    October 31,1998
  Evergreen VA Global Leaders
   Fund..........................  (14.80%)   N/A     (0.23%)     May 3, 1999
  Evergreen VA Growth and Income
   Fund..........................  (6.41%)    N/A      8.92%    October 31, 1998
  Evergreen VA Blue Chip
   Fund(/1/).....................    N/A      N/A       N/A     January 2, 2001
  Evergreen VA International
   Growth Fund...................  (11.17%)   N/A      12.57%     May 3, 1999
  Evergreen VA Omega Fund(/1/)...    N/A      N/A       N/A     January 2, 2001
  Evergreen VA Capital Growth
   Fund..........................   11.57%    N/A      4.61%      May 3, 1999
  Evergreen VA Growth Fund.......   7.15%     N/A      26.34%     May 3, 1999
  Evergreen VA High Income Fund..  (4.80%)    N/A     (0.61%)    July 29, 1999
  Federated American Leaders Fund
   II............................    N/A      N/A     (1.58%)     May 1, 2000
  Federated High Income Bond Fund
   II............................  (15.13%)   N/A     (4.12%)   October 31, 1998
  Franklin Small Cap Fund - Class
   2.............................  (22.65%)   N/A      16.42%     May 3, 1999
  Templeton Asset Strategy Fund -
    Class 2......................  (6.07%)    N/A      1.43%      May 3, 1999
  Templeton International
   Securities Fund - Class 2.....  (8.49%)    N/A      1.56%      May 3, 1999
  Templeton Developing Markets
   Securities Fund - Class 2.....    N/A      N/A     (25.42%)    May 1, 2000
  MFS Emerging Growth Series.....  (25.71%)   N/A      27.16%   October 31, 1998
  MFS Research Series............  (10.96%)   N/A      12.21%   October 31, 1998
  MFS Total Return Series........   9.90%     N/A      8.13%    October 31, 1998
  MFS Utilities Series...........   0.95%     N/A      13.71%     May 3, 1999
  Oppenheimer Capital
   Appreciation Fund/VA..........  (6.34%)    N/A      23.24%   October 31, 1998
  Oppenheimer Main Street Growth
   & Income Fund/VA..............    N/A      N/A     (15.70%)    May 1, 2000
  Oppenheimer Multiple Strategies
   Fund/VA.......................  (0.32%)    N/A      8.49%    October 31, 1998
  Oppenheimer Strategic Bond
   Fund/VA.......................  (3.48%)    N/A      0.63%    October 31, 1998
  Putnam VT Global Growth Fund -
    Class IB Shares..............  (35.85%)   N/A      11.88%   October 31, 1998
  Putnam VT Growth and Income
   Fund - Class IB Shares........    N/A      N/A      2.68%      May 1, 2000
  Putnam VT Growth Opportunities
   Fund - Class IB Shares........    N/A      N/A     (32.99%)    May 1, 2000
  Putnam VT New Value Fund -
    Class IB Shares..............   16.25%    N/A      11.22%   October 31, 1998
  Fidelity - VIP High Income -
    Service Class................  (28.57%)   N/A     (19.86%)    May 3, 1999
  Fidelity - VIP Equity-Income -
    Service Class 2..............    N/A      N/A      3.14%      May 1, 2000
  Fidelity - VIP Growth - Service
   Class 2.......................    N/A      N/A     (20.91%)    May 1, 2000
  Fidelity - VIP II Index 500 -
    Initial Class................  (15.41%)   N/A     (4.84%)     May 3, 1999
  Fidelity - VIP II Investment
   Grade Bond - Initial Class....   5.10%     N/A      1.73%      May 3, 1999
  Fidelity - VIP III Growth
   Opportunities - Service Class.  (23.17%)   N/A     (15.16%)    May 3, 1999

(/1/The)Alliance Premier Growth Subaccount - Class B, Alliance Technology
    Subaccount - Class B, Evergreen VA Blue Chip Fund Subaccount and the Evergreen VA Omega Fund Subaccount had not commenced operations as of December 31, 2000, therefore, comparable data is not available.

Non-Standardized Performance Data

In addition to the standardized data discussed above, similar performance data for other periods may also be shown.

Transamerica may from time to time also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standardized performance data may assume that no surrender charge is applicable, and may also make other assumptions such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial surrenders or annuity payments.

All non-standardized performance data will be advertised only if the standardized performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the SAI.

The non-standardized average annual total return figures shown in Table 2 are based on the assumption that the policy is not surrendered, and therefore the surrender charge is not imposed. Also, Table 2 does not reflect the charge for any optional rider.

                                TABLE 2 - A
                    Non-Standard Average Annual Total Return

 (Assuming No Family Income Protector or Beneficiary Earnings Enhancement)

     5% Annually Compounding Death Benefit or Annual Step-Up Death Benefit

              (Total Separate Account Annual Expenses: 1.40%)

--------------------------------------------------------------------------------
                                                     Inception
                                   1 Year   5 Year    of the       Subaccount
                                   Ended    Ended   Subaccount     Inception
            Subaccount            12/31/00 12/31/00 to 12/31/00       Date
--------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation
   Fund.........................    N/A      N/A     (16.78%)     May 1, 2000
  AIM V.I. Growth and Income
   Fund.........................  (15.73%)   N/A      12.64%    October 31, 1998
  AIM V.I. International Equity
   Fund.........................  (27.42%)   N/A       8.58%    October 31, 1998
  AIM V.I. Value Fund...........  (15.82%)   N/A      11.25%    October 31, 1998
  AIM V.I. Dent Demographic
   Trends Fund..................    N/A      N/A     (21.93%)     May 1, 2000
  Alliance Premier Growth -
    Class B(/1/)................    N/A      N/A        N/A     January 2, 2001
  Alliance Technology - Class
   B(/1/).......................    N/A      N/A        N/A     January 2, 2001
  Davis Value...................    N/A      N/A      (1.85%)     May 1, 2000
  Evergreen VA Fund.............  (13.20%)   N/A       8.06%    October 31, 1998
  Evergreen VA Foundation Fund..  (6.24%)    N/A       4.09%    October 31,1998
  Evergreen VA Global Leaders
   Fund.........................  (9.96%)    N/A       2.51%      May 3, 1999
  Evergreen VA Growth and Income
   Fund.........................  (1.67%)    N/A      10.38%    October 31, 1998
  Evergreen VA Blue Chip
   Fund(/1/)....................    N/A      N/A        N/A     January 2, 2001
  Evergreen VA International
   Growth Fund..................  (6.37%)    N/A      14.93%      May 3, 1999
  Evergreen VA Omega Fund(/1/)..    N/A      N/A        N/A     January 2, 2001
  Evergreen VA Capital Growth
   Fund.........................   16.07%    N/A       7.20%      May 3, 1999
  Evergreen VA Growth Fund......   11.71%    N/A      28.35%      May 3, 1999
  Evergreen VA High Income Fund.  (0.09%)    N/A       2.61%     July 29, 1999
  Federated American Leaders
   Fund II......................    N/A      N/A       3.73%      May 1, 2000
  Federated High Income Bond
   Fund II......................    N/A      N/A      (2.16%)   October 31, 1998
  Franklin Small Cap Fund -
    Class 2.....................  (17.71%)   N/A      18.67%      May 3, 1999
  Templeton Asset Strategy
   Fund - Class 2...............  (1.34%)    N/A       4.12%      May 3, 1999
  Templeton International
   Securities Fund - Class 2....  (3.72%)    N/A       4.24%      May 3, 1999
  Templeton Developing Markets
   Securities Fund - Class 2....    N/A      N/A     (19.94%)     May 1, 2000
  MFS Emerging Growth Series....  (20.71%)   N/A      28.04%    October 31, 1998
  MFS Research Series...........  (6.16%)    N/A      13.54%    October 31, 1998
  MFS Total Return Series.......   14.42%    N/A       9.61%    October 31, 1998
  MFS Utilities Series..........   5.59%     N/A      16.04%      May 3, 1999
  Oppenheimer Capital
   Appreciation Fund/VA.........  (1.60%)    N/A      24.23%    October 31, 1998
  Oppenheimer Main Street Growth
   & Income Fund/VA.............    N/A      N/A     (10.29%)     May 1, 2000
  Oppenheimer Multiple
   Strategies Fund/VA...........   4.97%     N/A       9.96%    October 31, 1998
  Oppenheimer Strategic Bond
   Fund/VA......................   1.22%     N/A       2.39%    October 31, 1998
  Putnam VT Global Growth Fund -
    Class IB Shares.............  (30.72%)   N/A      13.24%    October 31, 1998
  Putnam VT Growth and Income
   Fund - Class IB Shares.......    N/A      N/A       7.97%      May 1, 2000
  Putnam VT Growth Opportunities
   Fund - Class IB Shares.......    N/A      N/A     (27.46%)     May 1, 2000
  Putnam VT New Value Fund -
    Class IB Shares.............   20.69%    N/A      12.60%    October 31, 1998
  Fidelity - VIP High Income -
    Service Class...............  (23.54%)   N/A     (16.41%)     May 3, 1999
  Fidelity - VIP Equity-Income -
    Service Class 2.............    N/A      N/A       8.43%      May 1, 2000
  Fidelity - VIP Growth -
    Service Class 2.............    N/A      N/A     (15.46%)     May 1, 2000
  Fidelity - VIP II Index 500 -
    Initial Class...............  (10.55%)   N/A      (1.96%)     May 3, 1999
  Fidelity - VIP II Investment
   Grade Bond - Initial Class...   9.69%     N/A       4.40%      May 3, 1999
  Fidelity - VIP III Growth
   Opportunities - Service
   Class........................  (18.21%)   N/A     (11.90%)     May 3, 1999

                                TABLE 2 - B
                   Non-Standard Average Annual Total Returns

 (Assuming No Family Income Protector or Beneficiary Earnings Enhancement)

                        Return of Premium Death Benefit

              (Total Separate Account Annual Expenses: 1.25%)

---------------------------------------------------------------------------------
                                                      Inception
                                   1 Year    5 Year    of the       Subaccount
                                   Ended     Ended   Subaccount     Inception
            Subaccount            12/31/00  12/31/00 to 12/31/00       Date
---------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation
   Fund.........................    N/A       N/A      (16.70%)    May 1, 2000
  AIM V.I. Growth and Income
   Fund.........................  (15.61%)    N/A      12.82%    October 31, 1998
  AIM V.I. International Equity
   Fund.........................  (27.31%)    N/A       8.74%    October 31, 1998
  AIM V.I. Value Fund...........  (15.70%)    N/A      11.42%    October 31, 1998
  AIM V.I. Dent Demographic
   Trends Fund..................    N/A       N/A      (21.86%)    May 1, 2000
  Alliance Premier Growth -
    Class B(/1/)................    N/A       N/A        N/A     January 2, 2001
  Alliance Technology - Class
   B(/1/).......................    N/A       N/A        N/A     January 2, 2001
  Davis Value...................    N/A       N/A      (1.76%)     May 1, 2000
  Evergreen VA Fund.............  (13.07%)    N/A       8.22%    October 31, 1998
  Evergreen VA Foundation Fund..   (6.10%)    N/A       4.25%    October 31,1998
  Evergreen VA Global Leaders
   Fund.........................   (9.82%)    N/A       2.66%      May 3, 1999
  Evergreen VA Growth and Income
   Fund.........................   (1.53%)    N/A      10.54%    October 31, 1998
  Evergreen VA Blue Chip
   Fund(/1/)....................    N/A       N/A        N/A     January 2, 2001
  Evergreen VA International
   Growth Fund..................   (6.23%)    N/A      15.10%      May 3, 1999
  Evergreen VA Omega Fund(/1/)..    N/A       N/A        N/A     January 2, 2001
  Evergreen VA Capital Growth
   Fund.........................   16.24%     N/A       7.36%      May 3, 1999
  Evergreen VA Growth Fund......   11.87%     N/A      28.54%      May 3, 1999
  Evergreen VA High Income Fund.   0.06%      N/A       2.77%     July 29, 1999
  Federated American Leaders
   Fund II......................    N/A       N/A       3.84%      May 1, 2000
  Federated High Income Bond
   Fund II......................  (10.14%)    N/A      (2.01%)   October 31, 1998
  Franklin Small Cap Fund -
    Class 2.....................  (17.59%)    N/A      18.85%      May 3, 1999
  Templeton Asset Strategy
   Fund - Class 2...............   (1.19%)    N/A       4.27%      May 3, 1999
  Templeton International
   Securities Fund - Class 2....   (3.58%)    N/A       4.39%      May 3, 1999
  Templeton Developing Markets
   Securities Fund - Class 2....    N/A       N/A      (19.86%)    May 1, 2000
  MFS Emerging Growth Series....  (20.60%)    N/A      28.23%    October 31, 1998
  MFS Research Series...........   (6.02%)    N/A      13.72%    October 31, 1998
  MFS Total Return Series.......   14.59%     N/A       9.78%    October 31, 1998
  MFS Utilities Series..........   5.75%      N/A      16.21%      May 3, 1999
  Oppenheimer Capital
   Appreciation Fund/VA.........   (1.46%)    N/A      24.42%    October 31, 1998
  Oppenheimer Main Street Growth
   & Income Fund/VA.............    N/A       N/A      (10.20%)    May 1, 2000
  Oppenheimer Multiple
   Strategies Fund/VA...........   5.13%      N/A      10.13%    October 31, 1998
  Oppenheimer Strategic Bond
   Fund/VA......................   1.37%      N/A       2.55%    October 31, 1998
  Putnam VT Global Growth Fund -
    Class IB Shares.............  (30.62%)    N/A      13.41%    October 31, 1998
  Putnam VT Growth and Income
   Fund - Class IB Shares.......    N/A       N/A       8.08%      May 1, 2000
  Putnam VT Growth Opportunities
   Fund - Class IB Shares.......    N/A       N/A      (27.39%)    May 1, 2000
  Putnam VT New Value Fund -
    Class IB Shares.............   20.87%     N/A      12.76%    October 31, 1998
  Fidelity - VIP High Income -
    Service Class...............  (23.43%)    N/A      (16.29%)    May 3, 1999
  Fidelity - VIP Equity-Income -
    Service Class 2.............    N/A       N/A       8.54%      May 1, 2000
  Fidelity - VIP Growth -
    Service Class 2.............    N/A       N/A      (15.38%)    May 1, 2000
  Fidelity - VIP II Index 500 -
    Initial Class...............  (10.42%)    N/A      (1.81%)     May 3, 1999
  Fidelity - VIP II Investment
   Grade Bond - Initial Class...   9.85%      N/A       4.56%      May 3, 1999
  Fidelity - VIP III Growth
   Opportunities - Service
   Class........................  (18.09%)    N/A      (11.77%)    May 3, 1999

(/1/)The Alliance Premier Growth Subaccount - Class B, Alliance Technology
     Subaccount - Class B, Evergreen VA Blue Chip Fund Subaccount and the Evergreen VA Omega Fund Subaccount had not commenced operations as of December 31, 2000, therefore, comparable data is not available.

Adjusted Historical Performance. The following performance data is historic performance data for the underlying portfolios since their inception reduced by some or all of the fees and charges under the policy. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts. This data is designed to show the performance that would have resulted if the policy had been in existence during that time, based on the performance of the applicable portfolio and the assumption that the applicable subaccount was in existence for the same period as the portfolio with a level of charges equal to those currently assessed under the policies. This data does not indicate future performance.

For instance, as shown in Table 3, Transamerica may disclose average annual total returns for the portfolios reduced by some or all fees and charges under the policy, as if the policy had been in existence since the inception of the portfolio. Such fees and charges include the mortality and expense risk fee, administrative charge and surrender charges. Table 3 assumes that the policy is not surrendered, and therefore the surrender charge is not deducted. Also, Table 3 does not reflect the charge for any optional rider.

The following information is also based on the method of calculation described in the Statement of Additional Information. The adjusted historical average annual total returns for periods ended December 31, 2000, were as follows:

                                TABLE 3 - A

   Hypothetical (Adjusted Historical) Average Annual Total Returns(/1/)

 (Assuming No Surrender Charge, Family Income Protector or Beneficiary Earnings
                               Enhancement)

     5% Annually Compounding Death Benefit or Annual Step-Up Death Benefit

              (Total Separate Account Annual Expenses: 1.40%)

--------------------------------------------------------------------------------------------
                                                                 10 Year    Corresponding
                                                                   or         Portfolio
  Portfolio                                      1 Year  5 Year Inception   Inception Date
--------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund..........  (12.14%) 13.87%  15.75%      May 5, 1993
  AIM V.I. Growth and Income Fund.............  (15.73%) 15.56%  16.02%      May 2, 1994
  AIM V.I. International Equity Fund..........  (27.42%) 9.55%   10.07%      May 5, 1993
  AIM V.I. Value Fund.........................  (15.82%) 14.27%  15.70%      May 5, 1993
  AIM V.I. Dent Demographic Trends Fund.......  (19.03%) 13.87%  15.75%   December 29, 1999
  Alliance Premier Growth - Class B...........  (18.27%) 19.76%  18.32%     June 26, 1992
  Alliance Technology - Class B...............  (23.00%)  N/A    19.67%    January 11, 1996
  Davis Value.................................   7.80%    N/A     6.46%      July 1, 1999
  Evergreen VA Fund...........................  (13.20%)  N/A    11.56%     March 1, 1996
  Evergreen VA Foundation Fund................  (6.24%)   N/A    10.25%     March 1, 1996
  Evergreen VA Global Leaders Fund............  (9.96%)   N/A     9.13%     March 6, 1997
  Evergreen VA Growth and Income Fund.........  (1.67%)   N/A    13.63%     March 1, 1996
  Evergreen VA Blue Chip Fund.................    N/A     N/A   (11.26%)    April 28, 2000
  Evergreen VA International Growth Fund......  (6.37%)   N/A     7.68%    August 17, 1998
  Evergreen VA Omega Fund.....................  (13.71%)  N/A    14.14%     March 6, 1997
  Evergreen VA Capital Growth Fund............   16.07%   N/A     9.86%     March 3, 1998
  Evergreen VA Growth Fund....................   11.71%   N/A     6.89%     March 3, 1998
  Evergreen VA High Income Fund...............  (0.09%)   N/A     2.61%     July 29, 1999
  Federated American Leaders Fund II..........   0.96%   14.04%  14.18%   February 10, 1994
  Federated High Income Bond Fund II..........  (10.27%) 3.02%    4.05%     March 1, 1994
  Franklin Small Cap Fund - Class 2(/2/)......  (17.71%) 15.66%  15.56%    November 1, 1995
  Templeton Asset Strategy Fund - Class
   2(/3/).....................................  (1.34%)  10.74%  12.40%+   August 24, 1988
  Templeton International Securities Fund -
    Class 2(/3/)..............................  (3.72%)  11.55%  11.50%      May 1, 1992
  Templeton Developing Markets Securities Fund
   - Class 2(/3/).............................  (33.35%)  N/A   (13.04%)    March 4, 1996
  MFS Emerging Growth Series..................  (20.71%) 20.46%  22.06%     July 24, 1995
  MFS Research Series.........................  (6.16%)  14.85%  15.58%     July 26, 1995
  MFS Total Return Series.....................   14.42%   N/A    13.91%    January 3, 1995
  MFS Utilities Series........................   5.59%   19.22%  21.29%    January 3, 1995
  Oppenheimer Capital Appreciation Fund/VA....  (1.60%)  21.00%  17.81%+    April 3, 1985
  Oppenheimer Main Street Growth & Income
   Fund/VA....................................  (10.04%) 13.75%  17.00%      July 5, 1995
  Oppenheimer Multiple Strategies Fund/VA.....   4.97%   9.89%   10.20%+   February 9, 1987
  Oppenheimer Strategic Bond Fund/VA..........   1.22%   4.29%    4.25%      May 3, 1993
  Putnam VT Global Growth Fund - Class IB
   Shares.....................................  (30.72%) 13.31%  11.63%+     May 1, 1990
  Putnam VT Growth and Income Fund - Class IB
   Shares.....................................   6.43%   12.19%  12.92%+   February 1, 1988
  Putnam VT Growth Opportunities Fund - Class
   IB Shares..................................    N/A     N/A   (25.76%)   February 1, 2000
  Putnam VT New Value Fund - Class IB Shares..   20.69%   N/A     9.72%    January 2, 1997
  Fidelity - VIP High Income - Service
   Class(/4/).................................  (23.54%) 0.08%    8.34%+  September 19, 1985
  Fidelity - VIP Equity-Income - Service Class
   2(/5/).....................................   6.64%   11.84%  15.68%+   October 9, 1986
  Fidelity - VIP Growth - Service Class
   2(/5/).....................................  (13.83%) 17.20%  18.16%    October 9, 1986
  Fidelity - VIP II Index 500 - Initial Class.  (10.55%) 16.36%  15.34%    August 27, 1992
  Fidelity - VIP II Investment Grade Bond -
    Initial Class.............................   9.69%   4.69%    6.19%+   December 5, 1988
  Fidelity - VIP III Growth Opportunities -
    Service Class(/4/)........................  (18.21%) 9.10%   12.44%    January 3, 1995

 +  Ten Year Date

                                TABLE 3 - B

   Hypothetical (Adjusted Historical) Average Annual Total Returns(/1/)

 (Assuming No Surrender Charge, Family Income Protector or Beneficiary Earnings
                               Enhancement)

                        Return of Premium Death Benefit

              (Total Separate Account Annual Expenses: 1.25%)

--------------------------------------------------------------------------------
                                                     10 Year    Corresponding
                                                       or         Portfolio
  Portfolio                          1 Year  5 Year Inception   Inception Date
--------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation
   Fund...........................  (12.01%) 14.04%  15.92%      May 5, 1993
  AIM V.I. Growth and Income Fund.  (15.61%) 15.73%  16.20%      May 2, 1994
  AIM V.I. International Equity
   Fund...........................  (27.31%) 9.72%   10.23%      May 5, 1993
  AIM V.I. Value Fund.............  (15.70%) 14.44%  15.87%      May 5, 1993
  AIM V.I. Dent Demographic Trends
   Fund...........................  (18.91%)  N/A   (18.78%)  December 29, 1999
  Alliance Premier Growth - Class
   B..............................  (18.14%  19.94%  18.49%     June 26, 1992
  Alliance Technology - Class B...  (22.88%)  N/A    19.84%    January 11, 1996
  Davis Value.....................   7.96%    N/A     6.62%      July 1, 1999
  Evergreen VA Fund...............  (13.07%)  N/A    11.73%     March 1, 1996
  Evergreen VA Foundation Fund....  (6.10%)   N/A    10.41%     March 1, 1996
  Evergreen VA Global Leaders
   Fund...........................  (9.82%)   N/A     9.29%     March 6, 1997
  Evergreen VA Growth and Income
   Fund...........................  (1.53%)   N/A    13.80%     March 1, 1996
  Evergreen VA Blue Chip Fund.....    N/A     N/A   (11.17%)    April 28, 2000
  Evergreen VA International
   Growth Fund....................  (6.23%)   N/A     7.84%    August 17, 1998
  Evergreen VA Omega Fund.........  (13.57%)  N/A    14.31%     March 6, 1997
  Evergreen VA Capital Growth
   Fund...........................   16.24%   N/A    10.03%     March 3, 1998
  Evergreen VA Growth Fund........   11.87%   N/A     7.05%     March 3, 1998
  Evergreen VA High Income Fund...   0.06%    N/A     2.77%     July 29, 1999
  Federated American Leaders Fund
   II.............................   1.11%   14.20%  14.35%   February 10, 1994
  Federated High Income Bond Fund
   II.............................  (10.14%) 3.17%    4.21%     March 1, 1994
  Franklin Small Cap Fund - Class
   2(/2/).........................  (17.59%) 15.83%  15.74%    November 1, 1995
  Templeton Asset Strategy Fund -
    Class 2(/3/)..................  (1.19%)  10.90%  12.56%+   August 24, 1988
  Templeton International
   Securities Fund - Class 2(/3/).  (3.58%)  11.72%  11.66%      May 1, 1992
  Templeton Developing Markets
   Securities Fund -
   Class 2(/3/)...................  (33.25%)  N/A   (12.91%)    March 4, 1996
  MFS Emerging Growth Series......  (20.60%) 20.64%  22.25%     July 24, 1995
  MFS Research Series.............  (6.02%)  15.03%  15.76%     July 26, 1995
  MFS Total Return Series.........   14.59%  11.87%  14.08%    January 3, 1995
  MFS Utilities Series............   5.75%   19.40%  21.47%    January 3, 1995
  Oppenheimer Capital Appreciation
   Fund/VA........................  (1.46%)  21.19%  17.99%+    April 3, 1985
  Oppenheimer Main Street Growth &
   Income Fund/VA.................  (9.90%)  13.92%  17.17%      July 5, 1995
  Oppenheimer Multiple Strategies
   Fund/VA........................   5.13%   10.06%  10.37%+   February 9, 1987
  Oppenheimer Strategic Bond
   Fund/VA........................   1.37%   4.45%    4.40%      May 3, 1993
  Putnam VT Global Growth Fund -
    Class IB Shares...............  (30.62%) 13.48%  11.80%+     May 1, 1990
  Putnam VT Growth and Income
   Fund - Class IB Shares.........   6.59%   12.36%  13.09%+   February 1, 1988
  Putnam VT Growth Opportunities
   Fund - Class IB Shares.........    N/A     N/A   (25.68%)   February 1, 2000
  Putnam VT New Value Fund - Class
   IB Shares......................   20.87%   N/A     9.88%    January 2, 1997
  Fidelity - VIP High Income -
    Service Class(/4/)............  (23.43%) 0.23%   8.51%+   September 19, 1985
  Fidelity - VIP Equity-Income -
    Service Class 2(/5/)..........   6.80%   12.01%  15.86%+   October 9, 1986
  Fidelity - VIP Growth - Service
   Class 2(/5/)...................  (13.70%) 17.38%  18.33%+   October 9, 1986
  Fidelity - VIP II Index 500 -
    Initial Class.................  (10.42%) 16.54%  15.52%    August 27, 1992
  Fidelity - VIP II Investment
   Grade Bond - Initial Class.....   9.85%   4.84%   6.35%+    December 5, 1988
  Fidelity - VIP III Growth
   Opportunities - Service
   Class(/5/).....................  (18.09%) 9.26%   12.61%    January 3, 1995

 +Ten Year Date

(/1/The)calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the subaccounts had actually been in existence since the inception of the portfolio.

(/2/Returns)prior to January 6, 1999 for the portfolios are based on historical returns for Class 1 Shares.

(/3/Returns)prior to May 1, 1997 for the portfolios are based on historical returns for Class 1 Shares.
(/4/Returns)prior to November 3, 1997 for the portfolios are based on historical returns for Initial Class Shares.
(/5/Returns)prior to January 12, 2000 for the portfolios are based on historical returns for Initial Class Shares.

                                                           PORTFOLIO SELECT

                                                           VARIABLE ANNUITY

                                                                  Issued by

                                        TRANSAMERICA LIFE INSURANCE COMPANY

                                      (formerly PFL Life Insurance Company)

Supplement Dated May 1, 2001
to the

Prospectus dated May 1, 2001

For New Jersey policies, the optional family income protector is as described in this supplement and not as described in the prospectus.

Family Income Protector

The optional "family income protector" rider can be used to provide you a certain level of income in the future by guaranteeing a minimum annuitization value (discussed below). You may elect to purchase this benefit, which provides a minimum amount you will have to apply to a family income protector payment option and which guarantees a minimum level of those payments once you begin to receive them. By electing this benefit, you can participate in the gains of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options. The family income protector rider will not be issued if you are 85 years old or older.

You can annuitize under the family income protector (subject to the conditions described below) at the greater of the policy value or the minimum annuitization value (subject to any applicable adjustment).

Minimum Annuitization Value. If the family income protector is added when you purchase the policy or in the first policy year, the minimum annuitization value on the rider date (i.e., the date the rider is added to the policy) is the total premium payments. If the family income protector is added after the first policy year, the minimum annuitization value on the rider date is the policy value.

After the rider date, the minimum annuitization value is:
 .  the minimum annuitization value on the rider date; plus
 .  any additional premium payments; minus
 .  an adjustment for any withdrawals made after the rider date;
 . the result of which is accumulated at the annual growth rate; minus . any premium taxes.

Please note that if you annuitize using the family income protector on any date other than a rider anniversary, there may be a downward adjustment to your minimum annuitization value. See "Minimum Annuitization Value Adjustment" below.

The annual growth rate is 6% per year. Withdrawals may reduce the minimum annuitization value on a basis greater than dollar-for-dollar. See the SAI for more information. In addition to the immediate reduction in the minimum annuitization value due to the withdrawal, the same withdrawal, if taken in the rider year that you annuitize using the family income protector, may also result in a negative minimum annuitization value adjustment. See "Minimum Annuitization Value Adjustment" below.

The minimum annuitization value may only be used to annuitize using the family income protector payment options and may not be used with any of the other annuity payment options listed in the prospectus. The family income protector payment options are:

 .  Life Income - An election may be made for "No Period Certain" or "10 Years
   Certain". In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.
 .  Joint and Full Survivor - An election may be made for "No Period Certain" or
   "10 Years Certain". Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

Note Carefully:

IF:

 . You choose Life Income with No Period Certain or Joint and Full Survivor with No Period Certain; and

 . The annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

 .  We will make only one (two, three, etc.) annuity payments.

Please note that if you annuitize using the family income protector before the 10th rider anniversary, the payments will be calculated with an annuity factor age adjustment. See "Annuity Factor Age Adjustment" below.

Minimum Annuitization Value Adjustment. If you annuitize under the family income protector on any date other than a rider anniversary, the minimum annuitization value will be adjusted downward if your policy value has decreased since the last rider anniversary (or the rider date for annuitizations within the first rider year). The adjusted minimum annuitization value will equal:
 .  the policy value on the date you annuitize; plus
 .  the minimum annuitization value on the most recent rider anniversary (or the rider date for annuitizations within the first rider year); minus
 . the policy value on the most recent rider anniversary (or the rider date for annuitizations within the first rider year).

The minimum annuitization value will not be adjusted if:
 . you annuitize on a rider anniversary; or . your policy value has increased since the last rider anniversary (or the rider date for annuitizations within the first rider year).

Annuity Factor Age Adjustment. If you annuitize using the family income protector before the 10th rider anniversary, the first payment will be calculated with an annuity factor age adjustment which subtracts up to 10 years from your age resulting in all payments being lower than if an annuity factor age adjustment was not used. See the SAI for information concerning the calculation of the initial payment. The age adjustment is as follows:

      Number of                                           Age Adjustment:
   Years Since the                                        Number of Years
     Rider Date                                       Subtracted from Your Age
 -----------------------------------------------------------
         0-1                                                     10
         1-2                                                     9
         2-3                                                     8
         3-4                                                     7
         4-5                                                     6
         5-6                                                     5
         6-7                                                     4
         7-8                                                     3
         8-9                                                     2
        9-10                                                     1
         >10                                                     0

Please note that the minimum annuitization value is used solely to calculate the family income protector annuity payments. The family income protector does not establish or guarantee policy value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial factors, the level of lifetime income that it guarantees may be less than the level that would be provided by application of the policy value at otherwise applicable adjusted annuity factors. Therefore, the family income protector should be regarded as a safety net. The costs of annuitizing under the family income protector include the guaranteed payment fee, and also the lower payout levels inherent in the annuity tables used for those minimum payouts (which may also include an annuity factor age adjustment). These costs should be balanced against the benefits of a minimum payout level.

In addition to the annual growth rate, other benefits and fees under the rider (the rider fee, the fee waiver threshold, guaranteed payment fee, and the annuity factor age adjustment) are also guaranteed not to change after the rider is added. However, all of these benefit specifications may change if you elect to upgrade the minimum annuitization value.

Minimum Annuitization Value Upgrade. You can upgrade your minimum annuitization value to the policy value at any time before your 95th birthday.

If you upgrade:
 .  the current rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees; and . the new rider's specified benefits and fees may not be as advantageous as before.

It generally will not be to your advantage to upgrade unless your policy value exceeds your minimum annuitization value at that time.

Conditions of Exercise of the Family Income Protector. You can annuitize using the family income protector at any time before your 95th birthday. For your convenience, we will put the last date to annuitize using the family income protector on page one of the rider.

Note Carefully:
 . If you annuitize at any time other than a rider anniversary, there may be a negative adjustment to your minimum annuitization value. See "Minimum Annuitization Value Adjustment."
 .  If you annuitize before the 10th rider anniversary there will be an annuity factor age adjustment. See "Annuity Factor Age Adjustment."
 . If you take a withdrawal during the rider year that you annuitize, your minimum annuitization value will be reduced to reflect the withdrawal and will likely be subject to a negative minimum annuitization value adjustment.

Guaranteed Minimum Stabilized Payments. Annuity payments under the family income protector are guaranteed to never be less than the initial payment. See the SAI for information concerning the calculation of the initial payment. The payments will also be "stabilized" or held constant during each rider year.

During the first rider year after annuitizing using the family income protector, each stabilized payment will equal the initial payment. On each rider anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for that rider year. The stabilized payment on each rider anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options. See the SAI for additional information concerning stabilized payments.

Family Income Protector Rider Fee. A rider fee, currently 0.35% of the minimum annuitization value on the rider anniversary, is charged annually prior to annuitization. We will also charge this fee upon termination. The rider fee is deducted from each variable investment option in proportion to the amount of policy value in each subaccount.

The rider fee on any given rider anniversary will be waived if the policy value exceeds the fee waiver threshold. The fee waiver threshold currently is two times the minimum annuitization value. PFL may, at its discretion, change the fee waiver threshold in the future, but it will never be greater than two and one-half times the minimum annuitization value.

Guaranteed Payment Fee. A guaranteed payment fee, currently equal to an effective annual rate of 1.25% of the daily net asset value in the separate account, is reflected in the amount of the variable payments you receive if you annuitize under the family income protector rider.

Termination. The family income protector will terminate upon the earliest of the following:
 .  the date we receive written notice from you requesting termination of the family income protector;
 . annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the minimum annuitization value under the family income protector);
 .  upgrade of the minimum annuitization value (although a new rider will be issued);
 .  termination of your policy; or
 . 30 days after the last date to elect the benefit as shown on page 1 of the rider.

                       STATEMENT OF ADDITIONAL INFORMATION

                        PORTFOLIO SELECT VARIABLE ANNUITY

                                 Issued through

                   RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT
           (FORMERLY PFL RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT)


                                   Offered by

                       TRANSAMERICA LIFE INSURANCE COMPANY
                      (FORMERLY PFL LIFE INSURANCE COMPANY)


                            4333 Edgewood Road, N.E.
                          Cedar Rapids, Iowa 52499-0001


This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Portfolio Select Variable Annuity offered by Transamerica Life Insurance Company ("Transamerica"). You may obtain a copy of the prospectus dated May 1, 2001, by calling 1-800-525-6205, or by writing to the Administrative and Service Office, Financial Markets Division-Variable Annuity Dept., 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.


This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and for the underlying fund portfolios.



Dated: May 1, 2001

                                TABLE OF CONTENTS

                                                                                      Page
GLOSSARY OF TERMS..................................................................     3
THE POLICY--GENERAL PROVISIONS.....................................................     5
     Owner.........................................................................     5
     Entire Policy.................................................................     5
     Misstatement of Age or Sex....................................................     5
     Addition, Deletion, or Substitution of Investments............................     6
     Excess Interest Adjustment....................................................     6
     Reallocation of Annuity Units After the Annuity Commencement Date.............     9
     Annuity Payment Options.......................................................     9
     Death Benefit.................................................................    10
     Death of Owner................................................................    12
     Assignment....................................................................    12
     Evidence of Survival..........................................................    12
     Non-Participating.............................................................    12
     Amendments....................................................................    13
     Employee and Agent Purchases..................................................    13
CERTAIN FEDERAL INCOME TAX CONSEQUENCES............................................    13
     Tax Status of the Policy......................................................    13
     Taxation of Transamerica......................................................    16
INVESTMENT EXPERIENCE..............................................................    16
     Accumulation Units............................................................    16
     Annuity Unit Value and Annuity Payment Rates..................................    17
FAMILY INCOME PROTECTOR--ADDITIONAL INFORMATION....................................    19
BENEFICIARY EARNINGS ENHANCEMENT RIDER--ADDITIONAL INFORMATION.....................    21
HISTORICAL PERFORMANCE DATA........................................................    22
     Money Market Yields...........................................................    22
     Other Subaccount Yields.......................................................    23
     Total Returns.................................................................    23
     Other Performance Data........................................................    24
     Adjusted Historical Performance Data..........................................    24
PUBLISHED RATINGS..................................................................    24
STATE REGULATION OF TRANSAMERICA...................................................    25
ADMINISTRATION.....................................................................    25
RECORDS AND REPORTS................................................................    25
DISTRIBUTION OF THE POLICIES.......................................................    25
VOTING RIGHTS......................................................................    25
OTHER PRODUCTS.....................................................................    26
CUSTODY OF ASSETS..................................................................    26
LEGAL MATTERS......................................................................    26
INDEPENDENT AUDITORS...............................................................    26
OTHER INFORMATION..................................................................    26
FINANCIAL STATEMENTS...............................................................    26

                                GLOSSARY OF TERMS

Accumulation Unit--An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.


Adjusted Policy Value--An amount equal to the policy value increased or decreased by any excess interest adjustments applied at the time of surrender or on the annuity commencement date.

Administrative and Service Office--Financial Markets Division, Variable Annuity Department, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.


Annuitant--The person during whose life any annuity payments involving life contingencies will continue.


Annuity Commencement Date--The date upon which annuity payments are to commence. The annuity commencement date may not be later than the last day of the policy month starting after the annuitant attains age 85, except as expressly allowed by Transamerica. In no event will this date be later than the last day of the policy month following the month in which the annuitant attains age 95. The annuity commencement date may be required to be earlier for qualified policies.


Annuity Payment Option--A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit--An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Application--A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Beneficiary--The person who has the right to the death benefit set forth in the policy.

Business Day--A day when the New York Stock Exchange is open for business.


Cash Value--The adjusted policy value less any applicable surrender charge and less any rider fees (imposed upon surrender).


Code--The Internal Revenue Code of 1986, as amended.

Cumulative Free Percentage--The percentage (as applied to the policy value) which is available free of any surrender charge.


Excess Interest Adjustment ("EIA")--A positive or negative adjustment to amounts surrendered upon partial or full surrenders from the fixed account guaranteed period options, or to amounts applied to annuity payment options. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Excess Partial Surrender--The portion of a partial surrender (surrender) that exceeds the cumulative free percentage.

Fixed Account--One or more investment choices under the policy that are part of Transamerica's general assets and are not in the separate account.

Guaranteed Period Options--The various guaranteed interest rate periods of the fixed account which Transamerica may offer and into which premium payments may be paid or amounts transferred.


Nonqualified Policy--A policy other than a qualified policy.

Owner--The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner or a successor owner in the information that we require to issue a policy.

Policy Value--On or before the annuity commencement date, the policy value is equal to the owner's:

 .    premium payments; minus

 .    partial surrenders (including the net effect of any applicable excess interest adjustments and/or surrender charges on such surrenders);
     plus
 .    interest credited in the fixed account; plus or minus
 .    accumulated gains or losses in the separate account; minus
 .    service charges, rider fees, premium taxes and transfer fees, if any.

Policy Year--A policy year begins on the policy date in which the policy becomes effective and on each anniversary thereof.

Premium Payment--An amount paid to Transamerica by the owner or on the owner's behalf as consideration for the benefits provided by the policy.

Qualified Policy--A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account--The Portfolio Select Variable Annuity division of the Retirement Builder Variable Annuity Account (formerly PFL Retirement Builder Variable Annuity Account). The Retirement Builder Variable Annuity Account is a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"), and to which premium payments under the policies may be allocated.

Service Charge--There is an annual service charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $30, but in no event will the service charge be more than 2% of the policy value.

Subaccount--A subdivision within the separate account, the assets of which are invested in a specified portfolio of the underlying funds.

Successor Owner--A person appointed by the owner to succeed to ownership of the policy in the event of the death of the owner who is not the annuitant before the annuity commencement date.

Surrender Charge--The applicable contingent deferred sales charge, assessed on certain full or partial surrenders of premium payments to cover expenses relating to the sale of the policies.

Valuation Period--The period of time from one determination of accumulation unit and annuity unit values to the next subsequent determination of values. Such determinations shall be made on each business day.

Variable Annuity Payment(s)--Payment(s) made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice--Written notice, signed by the owner, that gives Transamerica the information it requires and is received at the administrative and service office. For some transactions, Transamerica may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements Transamerica establishes for such notices.

In order to supplement the description in the prospectus, the following provides additional information about Transamerica and the policy, which may be of interest to a prospective purchaser.

                         THE POLICY--GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an application and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with Transamerica's consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of the owner's spouse in a community or marital property state.

Unless Transamerica has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

A successor owner can be named in the application or in a written notice. The successor owner will become the new owner upon your death, if you predecease the annuitant. If no successor owner survives you and you predecease the annuitant, your estate will become the owner.

Note Carefully. If the owner does not name a successor owner, the owner's estate will become the new owner if the owner predeceases the annuitant. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless Transamerica has received written notice of the trust as a successor owner signed prior to the owner's death, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no successor owner is named in a written notice received by Transamerica.


The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.


When there is a change of owner or successor owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment Transamerica has made or action Transamerica has taken before recording the change. Changing the owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

If ownership is transferred (except to the owner's spouse) because the owner dies before the annuitant, the adjusted policy value generally must be distributed to the successor owner within five years of the owner's death, or if the first payment begins within one year of the owner's death, payments must be made for a period certain which does not exceed that successor owner's life expectancy.

Entire Policy


The policy, any endorsements thereon, the application, and information provided in lieu thereof, constitute the entire contract between Transamerica and the owner. All statements in the application are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the application or information provided in lieu thereof.

Misstatement of Age or Sex


If the age or sex of the annuitant has been misstated, Transamerica will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by Transamerica shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by Transamerica due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant may be established at any time by the submission of proof satisfactory to Transamerica.

Addition, Deletion, or Substitution of Investments


Transamerica cannot and does not guarantee that any of the subaccounts or portfolios will always be available for premium payments, allocations, or transfers. Transamerica retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. Transamerica reserves the right to eliminate the shares of any portfolio held by a subaccount and/or to substitute shares of another portfolio of the underlying funds, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in Transamerica's judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, substitutions of shares attributable to an owner's interest in a subaccount will not be made without prior notice to the owner and the prior approval of the Securities and Exchange Commission (SEC). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from effecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in the sole discretion of Transamerica, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Transamerica. Each additional subaccount will purchase shares in a underlying fund portfolio or other investment vehicle. Transamerica may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Transamerica will notify owners and request a reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by the owner, Transamerica will reinvest the amounts invested in the eliminated subaccount in the subaccount that invests in the Money Market portfolio (or in a similar portfolio of money market instruments) or in another subaccount, if appropriate.

In the event of any such substitution or change, Transamerica may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts. To the extent permitted by applicable law, Transamerica also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying funds, or substitute a new fund for an existing fund.


Excess Interest Adjustment


Money that you surrender from (or apply to an annuity payment option from) a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a surrender, if interest rates Transamerica set have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the amount paid into it, less any prior partial surrenders and transfers from that guaranteed period option, plus interest at the policy's minimum guaranteed effective annual interest rate of 3%. This is referred to as the excess interest adjustment floor.


The formula which will be used to determine the excess interest adjustment is:


                                S*(G - C)* (M/12)

S = Gross amount being surrendered that is subject to the excess interest adjustment
G = Guaranteed Interest Rate applicable to S.

C = Current Guaranteed Interest Rate then being offered on new premium payments for the next longer guaranteed period than "M". If this policy form or such a guaranteed period is no longer offered, "C" will be the U.S. Treasury rate for the next longer maturity (in whole years) than "M" on the 25th day of the previous calendar month, plus up to 2%.
M = Number of months remaining in the current guaranteed period, rounded up to the next higher whole number of months.
*  =  multiplication
/\ =  exponentiation

                                 Example 1 (Full Surrender, rates increase by 3%):
--------------------------------------------------------------------------------------------------------------------------------
  Single premium:                                                       $50,000
--------------------------------------------------------------------------------------------------------------------------------
  Guarantee period:                                                     5 Years
--------------------------------------------------------------------------------------------------------------------------------
  Guarantee rate:                                                       5.50% per annum
--------------------------------------------------------------------------------------------------------------------------------
  Full surrender:                                                       middle of contract year 3
--------------------------------------------------------------------------------------------------------------------------------
  Policy value at middle of contract year 3                             = 50,000* (1.055) /\ 2.5 = 57,161.18
--------------------------------------------------------------------------------------------------------------------------------
  Surrender charge free amount at middle of policy year 3               = 57,161.18* .30 = 17,148.35
--------------------------------------------------------------------------------------------------------------------------------
  Excess interest adjustment free amount at middle of policy year 3     = 57,161.18 - 50,000 = 7,161.18
--------------------------------------------------------------------------------------------------------------------------------
  Amount subject to excess interest adjustment                          = 57,161.18 - 7,161.18 = 50,000.00
--------------------------------------------------------------------------------------------------------------------------------
  Excess interest adjustment floor                                      = 50,000* (1.03) /\ 2.5 = 53,834.80
--------------------------------------------------------------------------------------------------------------------------------
  Excess interest adjustment
  G  = .055
  C  = .085
  M  = 30
--------------------------------------------------------------------------------------------------------------------------------
  Excess interest adjustment                                            = S* (G-C)* (M/12)
--------------------------------------------------------------------------------------------------------------------------------
                                                                        = 50,000.00* (.055 - .085)* (30/12)
--------------------------------------------------------------------------------------------------------------------------------
                                                                        = -3,750.00, but excess interest adjustment0
                                                                        cannot cause the  adjusted policy value to fall
                                                                        below the excess interest adjustment floor, so the
                                                                        adjustment is limited to 53,834.80 - 57,161.18 =
                                                                        -3,326.38
--------------------------------------------------------------------------------------------------------------------------------
  Adjusted policy value                                                 = policy value + excess interest adjustment
                                                                        = 57,161.18 - 3,326.38 = 53,834.80
--------------------------------------------------------------------------------------------------------------------------------
  Surrender charge                                                      = (50,000 - 17,148.35)* .06 = 1,971.10
--------------------------------------------------------------------------------------------------------------------------------
  Cash value at middle of policy year 3                                 = policy value + excess interest adjustment -
                                                                        surrender charge
--------------------------------------------------------------------------------------------------------------------------------
                                                                        = 57,161.18 - 3,326.38 - 1,971.10
--------------------------------------------------------------------------------------------------------------------------------
                                                                        = 51,863.70
--------------------------------------------------------------------------------------------------------------------------------

                                 Example 2 (Full Surrender, rates decrease by 1%):
--------------------------------------------------------------------------------------------------------------------------------
  Single premium:                                                       $50,000
--------------------------------------------------------------------------------------------------------------------------------
  Guarantee period:                                                     5 Years
--------------------------------------------------------------------------------------------------------------------------------
  Guarantee rate:                                                       5.50% per annum
--------------------------------------------------------------------------------------------------------------------------------
  Full surrender:                                                       middle of contract year 3
--------------------------------------------------------------------------------------------------------------------------------
  Policy value at middle of policy year 3                               = 50,000* (1.055) /\ 2.5 = 57,161.18
--------------------------------------------------------------------------------------------------------------------------------
  Surrender charge free amount at middle of policy year 3               = 57,161.18* .30 = 17,148.35
--------------------------------------------------------------------------------------------------------------------------------
  Excess interest adjustment free amount at middle of policy year 3     = 57,161.18 - 50,000 = 7,161.18
--------------------------------------------------------------------------------------------------------------------------------
  Amount subject to excess interest adjustment                          = 57,161.18 - 7,161.18 = 50,000.00
--------------------------------------------------------------------------------------------------------------------------------
  Excess interest adjustment floor                                      = 50,000* (1.03) /\ 2.5 = 53,834.80
--------------------------------------------------------------------------------------------------------------------------------
  Excess interest adjustment
  G  = .055
  C  = .045
  M  = 30
--------------------------------------------------------------------------------------------------------------------------------
  Excess interest adjustment                                            = S* (G - C)* (M/12)
--------------------------------------------------------------------------------------------------------------------------------
                                                                        = 50,000* (.055 - .045)* (30/12)
--------------------------------------------------------------------------------------------------------------------------------
                                                                        = 1,250.00
--------------------------------------------------------------------------------------------------------------------------------
  Adjusted policy value                                                 = policy value + excess interest adjustment
--------------------------------------------------------------------------------------------------------------------------------
                                                                        = 57,161.18 + 1,250.00 = 58,411.18
--------------------------------------------------------------------------------------------------------------------------------
  Surrender charge                                                      = (50,000 - 17,148.35)* .06 = 1,971.10
--------------------------------------------------------------------------------------------------------------------------------
  Cash value at middle of policy year 3                                 = policy value + excess interest adjustment -
                                                                        surrender charge
--------------------------------------------------------------------------------------------------------------------------------
                                                                        = 57,161.18 + 1,250 - 1,971.10
--------------------------------------------------------------------------------------------------------------------------------
                                                                        = 56,440.08
--------------------------------------------------------------------------------------------------------------------------------

On a partial surrender, Transamerica will pay the owner the full amount of surrender requested (as long as the policy value is sufficient). Surrender charge--Free surrenders will reduce the policy value by the amount surrendered. Amounts surrendered in excess of the surrender charge--Free amount will reduce the policy value by an amount equal to:

                                    X - Y + Z


X = excess partial surrender = requested surrender less surrender charge - free amount
A = amount of partial surrender which is subject to excess interest adjustment = requested surrender - excess interest adjustment - free amount, where excess interest adjustment - free amount = cumulative interest credited at time of, but prior to, surrender.
Y = excess interest adjustment = (A)*(G - C)*(M/12) where G, C, and M are defined above, with "A" substituted for "S" in the definition of G and M.
Z = surrender charge on X minus Y.

                                    Example 3 (Partial Surrender, rates increase by 1%):
--------------------------------------------------------------------------------------------------------------------------------
  Single premium:                                                       $50,000
--------------------------------------------------------------------------------------------------------------------------------
  Guarantee period:                                                     5 Years
--------------------------------------------------------------------------------------------------------------------------------
  Guarantee rate:                                                       5.50% per annum
--------------------------------------------------------------------------------------------------------------------------------
  Partial surrender:                                                    $30,000; middle of contract year 3
--------------------------------------------------------------------------------------------------------------------------------
  Policy value at middle of policy year 3                               = 50,000* (1.055) /\ 2.5 = 57,161.18
--------------------------------------------------------------------------------------------------------------------------------
  Surrender charge free amount at middle of policy year 3               = 57,161.18* .30 = 17,148.35
--------------------------------------------------------------------------------------------------------------------------------
  Excess interest adjustment free amount at middle of policy year 3     = 57,161.18 - 50,000 = 7,161.18
--------------------------------------------------------------------------------------------------------------------------------
  Excess interest adjustment / surrender charge
--------------------------------------------------------------------------------------------------------------------------------
    X  = 30,000 - 17,148.35 = 12,851.65
--------------------------------------------------------------------------------------------------------------------------------
    A  = 30,000 - 7,161.18 = 22,838.82
--------------------------------------------------------------------------------------------------------------------------------
    G  = .055
--------------------------------------------------------------------------------------------------------------------------------
    C  = .065
--------------------------------------------------------------------------------------------------------------------------------
    M  = 30
--------------------------------------------------------------------------------------------------------------------------------
    Y  = 22,838.82* (.055 - .065)* (30/12) = -570.97
--------------------------------------------------------------------------------------------------------------------------------
    Z  = .06* [12,851.65 - (-570.97)] = 805.36
--------------------------------------------------------------------------------------------------------------------------------
  Reduction to policy value due to surrender charge--free surrender
                                                                        = 17,148.35
--------------------------------------------------------------------------------------------------------------------------------
  Reduction to policy value due to excess surrender                     = X - Y + Z
--------------------------------------------------------------------------------------------------------------------------------
                                                                        = 12,851.65 - (-570.97) + 805.36
--------------------------------------------------------------------------------------------------------------------------------
                                                                        = 14,227.98
--------------------------------------------------------------------------------------------------------------------------------
  Policy Value after surrender at middle of policy year 3               = 57,161.18 - [17,148.35 + 14,227.98]
--------------------------------------------------------------------------------------------------------------------------------
                                                                        = 57,161.18 - [17,148.35 + 12,851.65 - ( - 570.97)
                                                                        + 805.36]
--------------------------------------------------------------------------------------------------------------------------------
                                                                        = 57,161.18 - [30,000 - (- 570.97) + 805.36]
--------------------------------------------------------------------------------------------------------------------------------
                                                                        = 57,161.18 - 31,376.33 = 25,784.85
--------------------------------------------------------------------------------------------------------------------------------

                                     Example 4 (Partial Surrender, rates decrease by 1%):
--------------------------------------------------------------------------------------------------------------------------------
  Single premium:                                                       $50,000
--------------------------------------------------------------------------------------------------------------------------------
  Guarantee period:                                                     5 Years
--------------------------------------------------------------------------------------------------------------------------------
  Guarantee rate:                                                       5.50% per annum
--------------------------------------------------------------------------------------------------------------------------------
  Partial surrender:                                                    $30,000; middle of contract year 3
--------------------------------------------------------------------------------------------------------------------------------
  Policy value at middle of policy year 3                               = 50,000* (1.055) /\ 2.5 = 57,161.18
--------------------------------------------------------------------------------------------------------------------------------
  Surrender charge free amount at middle of policy year 3               = 57,161.18* .30 = 17,148.35
--------------------------------------------------------------------------------------------------------------------------------
  Excess interest adjustment free amount at middle of policy year 3     = 57,161.18 - 50,000 = 7,161.18
--------------------------------------------------------------------------------------------------------------------------------
  Excess interest adjustment / surrender charge
    X    = 30,000 - 17,148.35 = 12,851.65
    A    = 30,000 - 7,161.18 = 22,838.82
    G    = .055
    C    = .045
    M    = 30
    Y    = 22,838.82* (.055 - .045)* (30/12) = 570.97
    Z    = .06* [12,851.65 - (570.97)] = 736.84
--------------------------------------------------------------------------------------------------------------------------------
  Reduction to policy value due to surrender charge--free surrender
                                                                        = 17,148.35
--------------------------------------------------------------------------------------------------------------------------------
  Reduction to policy value due to excess surrender                     = X - Y + Z
--------------------------------------------------------------------------------------------------------------------------------
                                                                        = 12,851.65 - 570.97 + 736.84
--------------------------------------------------------------------------------------------------------------------------------
                                                                        = 13,017.52
--------------------------------------------------------------------------------------------------------------------------------
  Policy value after surrender at middle of policy year 3               = 57,161.18 - [17,148.35 + 13,017.52]
--------------------------------------------------------------------------------------------------------------------------------
                                                                        = 57,161.18 - [17,148.35 + 12,851.65 -
                                                                          (- 570.97 + 736.84]
--------------------------------------------------------------------------------------------------------------------------------
                                                                        = 57,161.18 - [30,000 - (570.97) + 736.84]
--------------------------------------------------------------------------------------------------------------------------------
                                                                        = 57,161.18 - 30,165.87 = 26,995.31
--------------------------------------------------------------------------------------------------------------------------------

Reallocation of Annuity Units After the Annuity Commencement Date


After the annuity commencement date, the owner may reallocate the value of a designated number of annuity units of a subaccount of the separate account then credited to a policy into an equal value of annuity units of one or more other subaccounts of the separate account, or the fixed account. An annuity unit is an accounting unit used in the calculation of the amount of the second and each subsequent variable annuity payment. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, Transamerica reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to Transamerica's administrative and service office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options


Note: Portions of the following discussion do not apply to annuity payments under the family income protector. See "family income protector" section of this SAI.

During the lifetime of the annuitant and prior to the annuity commencement date, the owner may choose an annuity payment option or change the election, but written notice of any election or change of election must be received by Transamerica at its administrative and service office at least thirty (30) days prior to the annuity commencement date. If no election is made prior to the annuity commencement date, annuity payments will be made under (i) Payment Option 3, life income with fixed (level) payments for 10 years certain, using the existing adjusted policy value of the fixed account, or (ii) under Payment Option 3, life income with variable payments for 10 years certain using the existing policy value of the separate account, or (iii) in a combination of (i) and (ii).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid guaranteed amount Transamerica has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells Transamerica in writing and Transamerica agrees.

Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For regular annuity payments (i.e., payments that are not under the family income protector, the tables are based on a 5% effective annual Assumed Investment Return and the "1983 Table a"(male, female, and unisex if required by law) mortality table with projection using projection Scale G factors, assuming a maturity date in the year 2000. ("The 1983 Table a" mortality rates are adjusted based on improvements in mortality since 1983 to more appropriately reflect increased longevity. This is accomplished using a set of improvement factors referred to as projection scale G.) The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant's actual age nearest birthday, on the annuity commencement date, and (except for family income protector annuity payments) adjusted as follows:

         Annuity Commencement Date                   Adjusted Age
         -------------------------                   ------------
                 2001-2010                        Actual Age minus 1
                 2011-2020                        Actual Age minus 2
                 2021-2030                        Actual Age minus 3
                 2031-2040                        Actual Age minus 4

                 After 2040                  As determined by Transamerica

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment. Larger adjustments may be made for certain family income protector annuity payments.

Determination of Additional Variable Payments. All variable annuity payments
---------------------------------------------
other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, and is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit


Adjusted Partial Surrender. The amount of your guaranteed minimum death benefit
--------------------------
is reduced due to a partial surrender called the adjusted partial surrender. The reduction amount depends on the relationship between your guaranteed minimum death benefit and policy value. The adjusted partial surrender is the sum of (1) and (2), where:
     (1)  The surrender charge-free surrender amount taken; and
     (2) The amount that an excess partial surrender (the portion of a surrender that can be subject to a surrender charge) reduces the policy value times [(a) divided by (b)] where:
          (a) is the amount of the death benefit prior to the excess partial surrender; and
          (b) is the policy value prior to the excess partial surrender.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

-----------------------------------------------------------------------------------------------------------------------------
                                                       EXAMPLE 1
                                              (Assumed Facts for Example)
-----------------------------------------------------------------------------------------------------------------------------
  $75,000               current guaranteed minimum death benefit before surrender
-----------------------------------------------------------------------------------------------------------------------------
  $50,000               current policy value before surrender
-----------------------------------------------------------------------------------------------------------------------------
  $75,000               current death benefit (larger of policy value and guaranteed minimum death benefit)
-----------------------------------------------------------------------------------------------------------------------------
  6%                    current surrender charge percentage
-----------------------------------------------------------------------------------------------------------------------------
  $15,000               requested surrender
----------------------------------------------------------------------------------------------------------------------------
  $10,000               surrender charge-free amount (assumes 20% cumulative free percentage is available)
-----------------------------------------------------------------------------------------------------------------------------
  $ 5,000               excess partial surrender (amount subject to surrender charge)
-----------------------------------------------------------------------------------------------------------------------------
  $ 100                 excess interest adjustment--(assumes interest rates have decreased since initial guarantee)
-----------------------------------------------------------------------------------------------------------------------------
  $ 294                 surrender charge on (excess partial surrender less excess interest adjustment) = 0.06*(5000 - 100)
-----------------------------------------------------------------------------------------------------------------------------
  $ 5,194               reduction in policy value due to excess partial surrender = 5000 - 100 + 294
-----------------------------------------------------------------------------------------------------------------------------
  $17,791               adjusted partial surrender = $10,000 + [$5,194* (75,000/50,000)]
-----------------------------------------------------------------------------------------------------------------------------
  $57,209               new guaranteed minimum death benefit (after surrender) = 75,000 - 17,791
-----------------------------------------------------------------------------------------------------------------------------
  $34,806               new policy value (after surrender) = 50,000 - 10,000 - 5,194
-----------------------------------------------------------------------------------------------------------------------------

Summary:
--------
Reduction in guaranteed minimum death benefit                       = $17,791
Reduction in policy value                                           = $15,194

Note, guaranteed minimum death benefit is reduced more than the policy value since the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.

-------------------------------------------------------------------------------------------------------------------------
                                                       EXAMPLE 2
                                              (Assumed Facts for Example)
-------------------------------------------------------------------------------------------------------------------------
  $50,000         current guaranteed minimum death benefit before surrender
-------------------------------------------------------------------------------------------------------------------------
  $75,000         current policy value before surrender
-------------------------------------------------------------------------------------------------------------------------
  $75,000         current death benefit (larger of policy value and guaranteed minimum death benefit)
-------------------------------------------------------------------------------------------------------------------------
  6%              current surrender charge percentage
-------------------------------------------------------------------------------------------------------------------------
  $15,000         requested surrender
-------------------------------------------------------------------------------------------------------------------------
  $11,250         surrender charge-free amount (assumes 15% cumulative free percentage is available)
-------------------------------------------------------------------------------------------------------------------------
  $ 3,750         excess partial surrender (amount subject to surrender charge)
-------------------------------------------------------------------------------------------------------------------------
  $ -100          excess interest adjustment--(assumes interest rates have increased since initial guarantee)
-------------------------------------------------------------------------------------------------------------------------
  $ 231           surrender charge on (excess partial surrender less excess interest adjustment) = 0.06*[(3750-(-100))]
-------------------------------------------------------------------------------------------------------------------------
  $ 4,081         reduction in policy value due to excess partial surrender = 3750 - (-100) + 231 = 3750 + 100 + 231
-------------------------------------------------------------------------------------------------------------------------
  $15,331         adjusted partial surrender = $11,250 + [$4,081* (75,000/75,000)]
-------------------------------------------------------------------------------------------------------------------------
  $34,669         new guaranteed minimum death benefit (after surrender) = 50,000 - 15,331
-------------------------------------------------------------------------------------------------------------------------
  $59,669         new policy value (after surrender) = 75,000 - 11,250 - 4,081
-------------------------------------------------------------------------------------------------------------------------

Summary:
--------
Reduction in guaranteed minimum death benefit                   = $15,331
Reduction in policy value                                       = $15,331

Note, guaranteed minimum death benefit and policy value are reduced by the same amount since the policy value was higher than the guaranteed minimum death benefit just prior to the surrender.

Due proof of death of the annuitant is proof that the annuitant who is the owner died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to Transamerica, will constitute due proof of death.

Upon receipt of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as Transamerica has sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.


Distribution Requirements. If the annuitant was an owner, the death benefit must
--------------------------
(1) be distributed within five years of the date of the deceased owner's death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner's death and must be made for the beneficiary's lifetime or for a period certain (so long as any period certain does not exceed the beneficiary's life expectancy). Death proceeds which are not paid to or for the benefit of a natural person must be distributed within five years of the date of the deceased owner's death. If the sole beneficiary is the deceased owner's surviving spouse, however, such spouse may elect to continue the policy as the new annuitant and owner instead of receiving the death benefit. (See "Certain Federal Income Tax Consequences")

If the annuitant is not an owner, and an owner dies prior to the annuity commencement date, a successor owner may surrender the policy at any time for the amount of the adjusted policy value. If the successor owner is not the deceased owner's spouse, however, the adjusted policy value must be distributed:
(1) within five years after the date of the deceased owner's death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner's death and must be made for the successor owner's lifetime or for a period certain (so long as any period certain does not exceed the successor owner's life expectancy). If the sole successor owner is the deceased owner's surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.

Beneficiary. The beneficiary designation in the application will remain in
------------
effect until changed. The owner may change the designated beneficiary by sending written notice to Transamerica. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the Notice is received by Transamerica. Transamerica will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally.

Death of Owner

Federal tax law requires that if any owner (including any joint owner or any successor owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary; (2) the owner is not a natural person and the primary annuitant dies or is changed; or (3) any owner dies after the annuity commencement date. See "Certain Federal Income Tax Consequences" below for more information about these rules. Other rules may apply to qualified policies.

Assignment


During the lifetime of the annuitant the owner may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on Transamerica until a copy has been filed at its administrative and service office. The rights and benefits of the owner and beneficiary are subject to the rights of the assignee. Transamerica assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless the owner so directs by filing written notice with Transamerica, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary's creditors.

Ownership under qualified policies is restricted to comply with the Code.

Evidence of Survival


Transamerica reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until Transamerica receives such evidence.

Non-Participating


The policy will not share in Transamerica's surplus earnings; no dividends will be paid.

Amendments


No change in the policy is valid unless made in writing by Transamerica and approved by one of Transamerica's officers. No registered representative has authority to change or waive any provision of the policy.

Transamerica reserves the right to amend the policy to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their spouse or minor children, or by an officer, director, trustee or bona-fide full-time employee of Transamerica or its affiliated companies or their spouse or minor children. In such a case, Transamerica may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs Transamerica experiences on those purchases. The credit will be reported to the Internal Revenue Service as taxable income to the employee or registered representative. Transamerica may offer certain employer sponsored savings plans, in its discretion reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which Transamerica is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.


                     CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Internal Revenue Code of 1986, as amended, proposed and final Treasury Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Policy

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.


Diversification Requirements. Section 817(h) of the Code provides that in order
-----------------------------
for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. (ss.) 1.817-5) apply a diversification requirement to each of the subaccounts of the separate account. The separate account, through the underlying funds and their portfolios, intends to comply with the diversification requirements of the Treasury. Transamerica has entered into agreements regarding participation in the Retirement Income Builder that require the underlying funds and their portfolios to be operated in compliance with the Treasury regulations.

Owner Control. In certain circumstances, owners of variable annuity contracts
--------------
may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. Several years ago, the Internal Revenue Service stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contractowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of underlying assets."

The ownership rights under the contract are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that contractowners were not owners of separate account assets. For example, the owner of a policy has the choice of more subaccounts in which to allocate premiums and policy values, and may be able to transfer among these accounts more frequently than in such rulings. These differences could result in policyowners being treated as the owners of the assets of the separate account. In addition, Transamerica does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. Transamerica therefore reserves the right to modify the policies as necessary to attempt to prevent the policyowners from being considered the owners of a pro rata share of the assets of the separate account.


Distribution Requirements. The Code also requires that nonqualified policies
--------------------------
contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within five years after such owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary 0 or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner's death occurs prior to the annuity commencement date, and such owner's surviving spouse is named the beneficiary, then the policy may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as the owner and any death or change of such primary annuitant shall be treated as the death of an owner. The policy contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.


Withholding. The portion of any distribution under a policy that is includable
------------
in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified policies, "eligible rollover distributions" from Section 401(a) plans, Section 403(a) annuities, and Section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

Qualified Policies. The qualified policy is designed for use with several types
-------------------
of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or Transamerica's policy administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), or if the policy is a traditional individual retirement annuity, then distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

Transamerica makes no attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

Individual Retirement Annuities. In order to qualify as a traditional individual
--------------------------------
retirement annuity under Section 408(b) of the Code, a policy must contain certain provisions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a successor owner or assign the policy as collateral security; (iii) the total premium payments for any calendar year on behalf of any individual may not exceed $2,000, except in the case of a rollover amount or contribution under Sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a Period Certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; and (vii) the entire interest of the owner is non-forfeitable. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.


No part of the funds for an individual retirement account (including a Roth IRA) or annuity may be invested in a life insurance contract, but the regulations thereunder allow such funds to be invested in an annuity policy that provides a death benefit that equals the greater of the premiums paid or the cash value for the contract. The policy provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the policy as an IRA. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the policy, comports with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section
------------------------------------------------
408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $2,000. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000) or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature surrender penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public
---------------------
school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age
59 1/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

Corporate Pension and Profit Sharing Plans and H.R. 10 Plans. Sections 401(a)
-------------------------------------------------------------
and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in an pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually
----------------------------
providing for a qualified plan (as that term is not used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political sub-divisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a
Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Non-natural Persons. Pursuant to Section 72(u) of the code, an annuity contract
--------------------
held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the cash value as of the close of the taxable year and all previous distributions under the policy over (ii) the sum of the premium payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the policy. For these purposes, the policy value at year end may have to be increased by any positive excess interest adjustment which could result from a full surrender at such time. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments and the owner should contact a competent tax adviser with respect to the potential tax consequences of an excess interest adjustment. Notwithstanding the preceding sentences in that paragraph, Section 72(u) of the code does not apply to (i) a policy where the nominal owner is not a natural person but the beneficial owner of which is a natural person, (ii) a policy acquired by the estate of a decedent by reason of such decedent's death, (iii) a qualified policy (other than one qualifying under Section 457) or (iv) a single-payment annuity where the commencement date is no later than one year from the date of the single premium payment; such policies are taxed as described in the prospectus.


Taxation of Transamerica

Transamerica at present is taxed as a life insurance company under part I of subchapter L of the code. The separate account is treated as part of Transamerica and, accordingly, will not be taxed separately as a "regulated investment company" under subchapter M of the code. Transamerica does not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by Transamerica with respect to the separate account, Transamerica may make a charge to the separate account.

                              INVESTMENT EXPERIENCE

A "Net Investment Factor" is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying funds less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

Upon allocation to the selected subaccount of the separate account, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the application is completed, whichever is later. The value of an accumulation unit was arbitrarily established at $1.000000 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.

An index (the "Net Investment Factor") which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The Net Investment Factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same from one valuation period to the next. The owner bears this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The Net Investment Factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:
     (a) is the net result of:

          (1) the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus
          (2) the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

          (3) a per share credit or charge for any taxes determined by Transamerica to have resulted from the investment operations of the subaccount;
     (b) the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

     (c) is an amount representing the separate account charge and any optional benefit charge, if applicable.

              Illustration of Accumulation Unit Value Calculations Formula and Illustration for Determining the Net Investment Factor


                (Assume either the 5% Annually Compounding Death
        Benefit or the Annual Step-Up Death Benefit is in effect and not optional riders or benefits are elected.)

Investment Experience Factor = (A + B - C) - E
                               -----------
                                    D

       Where: A =The Net Asset Value of an underlying fund share as of the end of the current valuation period.
                 Assume...............................................................................A = $11.57

              B =The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
                 Assume....................................................................................B = 0

              C =The per share charge or credit for any taxes reserved for at the end of the current valuation period.
                 Assume....................................................................................C = 0

              D =The Net Asset Value of an underlying fund share at the end of the immediately preceding valuation period.
                 Assume..............................................................................D = $11.40

              E  =The daily deduction for mortality and expense risk fee and administrative charges, which (on these assumptions)
                  totals 1.40% on an annual basis.
                 On a daily basis................................................................. = .0000380909

Then, the Investment Experience Factor = (11.57 + 0 - 0) - .0000380909 = Z = 1.0148741898
                                         --------------
                                              11.40

                               Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

       Where: A =The accumulation unit value for the immediately preceding valuation period.
                 Assume................................................................................... = $X

              B =The Net Investment Factor for the current valuation period.
                 Assume.................................................................................... = Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed interest rate of 5% annually.

Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the assumed rate. The value of a variable annuity unit in each subaccount was established at $1.00 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:
     (a) is the variable annuity unit value for that subaccount on the immediately preceding business day;
     (b) is the net investment factor for that subaccount for the valuation period; and
     (c) is the investment result adjustment factor for the valuation period.

The investment result adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual Assumed Investment Return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:
     (i) is the result of:
          (1) the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus
          (2) the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

          (3) a per share charge or credit for any taxes reserved for, which Transamerica determines to have resulted from the investment operations of the subaccount.
     (ii) is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.

     (iii) is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% (for the Return of Premium Death Benefit) or 1.40% (for the 5% Annually Compounding Death Benefit and the Annual Step-Up Death Benefit) of the daily net asset value of a fund share held in that subaccount. (For calculating annuity payments, the factor is 1.25% for all death benefits, but 2.50% for family income protector annuity payments.)

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the sex and adjusted age of the annuitant at the annuity commencement date. The policy also contains a table for determining the adjusted age of the annuitant.

               Illustration of Calculations for Annuity Unit Value
                          and Variable Annuity Payments

           Formula and Illustration for Determining Annuity Unit Value

Annuity unit value = A * B * C
 Where:        A =Annuity unit value for the immediately preceding valuation period.
                  Assume................................................................................= $X

               B =Investment Experience Factor for the valuation period for which the annuity unit value is being calculated.*
                  Assume.................................................................................= Y

               C =A factor to neutralize the assumed interest rate of 5% built into the annuity tables used.
                  Assume...............................................................................= Z

Then, the annuity unit value is:

          $X * Y * Z = $Q


* For family income protector annuity payments, this will reflect not only the 1.25% mortality and expense risk fee and administrative charge, but also the 1.25% guaranteed payment fee.

                    Formula and Illustration for Determining
                Amount of First Monthly Variable Annuity Payment

First monthly variable annuity payment = A * B
                                         ------
                                         $1,000

       Where: A =The policy value as of the annuity commencement date.
                 Assume...................................................................................= $X

              B =The Annuity purchase rate per $1,000 based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
                 Assume...................................................................................= $Y

Then, the first monthly variable annuity payment = $X * $Y = $Z
                                                   -------
                                                    1,000

      Formula and Illustration for Determining the Number of Annuity Units
              Represented by Each Monthly Variable Annuity Payment

Number of annuity units = A
                          -
                          B

       Where: A =The dollar amount of the first monthly variable annuity payment.
                 Assume...................................................................................= $X

              B =The annuity unit value for the valuation date on which the first monthly payment is due.
                 Assume...................................................................................= $Y

Then, the number of annuity units =  $X = Z
                                     --
                                     $Y

                FAMILY INCOME PROTECTOR -- ADDITIONAL INFORMATION


The amounts shown below are hypothetical guaranteed minimum monthly payment amounts under the "family income protector" for a $100,000 premium when annuity payments do not begin until the policy anniversary indicated in the left-hand column. These figures assume the following:

 .    there were no subsequent premium payments, or surrenders;
 .    there were no premium taxes;
 .    the $100,000 premium is subject to the family income protector;
 .    the annuitant is (or both annuitants are) 60 years old when the rider is issued;
 .    the annual growth rate is 6.0% (once established an annual growth rate will not change during the life of the family income protector rider); and
 .    there was no upgrade of the minimum annuitization value.

Six different annuity payment options are illustrated: a male annuitant, a female annuitant and a joint and survivor annuity, each on a Life Only and a Life with 10 Year Certain basis. The figures below, which are the amount of the first monthly payment, are based on an assumed investment return of 3%. Subsequent payments will never be less than the amount of the first payment (although subsequent payments are calculated using a 5% assumed investment return).


Life Only = Life Annuity with No Period Certain                                 Life 10 = Life Annuity with 10 Years Certain

----------------------------------------------------------------------------------------------------------------------------------
  Rider Anniversary at
  Exercise Date                            Male                           Female                       Joint & Survivor
----------------------------------------------------------------------------------------------------------------------------------
                                Life Only        Life 10         Life Only       Life 10         Life Only          Life 10
----------------------------------------------------------------------------------------------------------------------------------
          10 (age 70)            $ 1,135         $ 1,067           $ 976          $ 949            $ 854              $ 852
----------------------------------------------------------------------------------------------------------------------------------
               15                  1,833           1,634           1,562          1,469            1,332              1,318
----------------------------------------------------------------------------------------------------------------------------------
          20 (age 80)              3,049           2,479           2,597          2,286            2,145              2,078
----------------------------------------------------------------------------------------------------------------------------------

This hypothetical illustration should not be deemed representative of past or future performance of any underlying variable investment option.

Surrenders will affect the minimum annuitization value as follows: Each policy year, surrenders up to the limit of the total free amount (the minimum annuitization value on the last policy anniversary multiplied by the annual growth rate) reduce the minimum annuitization value on a dollar-for-dollar basis. Surrenders over this free amount will reduce the minimum annuitization value on a pro rata basis by an amount equal to the minimum annuitization value immediately prior to the excess surrender multiplied by the percentage reduction in the policy value resulting from the excess surrender. The free amount will always be a relatively small fraction of the minimum annuitization value.

Examples of the effect of surrenders on the minimum annuitization value are as follows:

-------------------------------------------------------------------------------------------------------------------------------
                                                          EXAMPLE 1
-------------------------------------------------------------------------------------------------------------------------------
                                                         Assumptions
------------------------------------------------------------------------- -----------------------------------------------------
 .       minimum annuitization value on last policy anniversary:          $10,000
------------------------------------------------------------------------- -----------------------------------------------------
 .       minimum annuitization value at time of distribution:             $10,500
------------------------------------------------------------------------- -----------------------------------------------------
 .       policy value at time of distribution:                            $15,000
------------------------------------------------------------------------- -----------------------------------------------------
 .       distribution amount:                                             $500
------------------------------------------------------------------------- -----------------------------------------------------
 .       prior distribution in current policy year:                       None
-------------------------------------------------------------------------------------------------------------------------------
                                                         Calculations
-------------------------------------------------------------------------------------------------------------------------------
 .       maximum annual free amount:                                      $10,000 x 6% = $600
------------------------------------------------------------------------- -----------------------------------------------------
 .       policy value after distribution:                                 $15,000 - $500 = $14,500
------------------------------------------------------------------------- -----------------------------------------------------
 .       minimum annuitization value after distribution:                  $10,500 - $500 = $10,000
------------------------------------------------------------------------- -----------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                          EXAMPLE 2
-------------------------------------------------------------------------------------------------------------------------------
                                                         Assumptions
-------------------------------------------------------------------------------------------------------------------------------
 .       minimum annuitization value on last policy anniversary:          $10,000
------------------------------------------------------------------------- -----------------------------------------------------
 .       minimum annuitization value at time of distribution:             $10,500
------------------------------------------------------------------------- -----------------------------------------------------
 .       policy value at time of distribution:                            $15,000
------------------------------------------------------------------------- -----------------------------------------------------
 .       distribution amount:                                             $1,500
------------------------------------------------------------------------- -----------------------------------------------------
 .       prior distribution in current policy year:                       $1,000
------------------------------------------------------------------------- -----------------------------------------------------
                                                         Calculations
------------------------------------------------------------------------- -----------------------------------------------------
 .       maximum annual free amount:                                      $0.0
------------------------------------------------------------------------- -----------------------------------------------------
         (prior distributions have exceeded the current year free amount of $600 [$10,000 x 6% = $600])
-------------------------------------------------------------------------------------------------------------------------------
 .       policy value after distribution:                                 $15,000 - $1,500 = $13,500
------------------------------------------------------------------------- -----------------------------------------------------
         (since the policy value is reduced 10% ($1,500/$15,000), the minimum annuitization value is also reduced 10%)
------------------------------------------------------------------------- -----------------------------------------------------
 .       minimum annuitization value after distribution:                  $10,500 - (10% x $10,500) = $9,450
------------------------------------------------------------------------- -----------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                          EXAMPLE 3
-------------------------------------------------------------------------------------------------------------------------------
                                                         Assumptions
-------------------------------------------------------------------------------------------------------------------------------
 .       minimum annuitization value on last policy anniversary:          $10,000
------------------------------------------------------------------------- -----------------------------------------------------
 .       minimum annuitization value at time of distribution:             $10,500
------------------------------------------------------------------------- -----------------------------------------------------
 .       policy value at time of distribution:                            $7,500
------------------------------------------------------------------------- -----------------------------------------------------
 .       distribution amount:                                             $1,500
------------------------------------------------------------------------- -----------------------------------------------------
 .       prior distribution in current policy year:                       $1,000
------------------------------------------------------------------------- -----------------------------------------------------
                                                         Calculations
------------------------------------------------------------------------- -----------------------------------------------------
 .       maximum annual free amount:                                      $0.0
------------------------------------------------------------------------- -----------------------------------------------------
         (prior distributions have exceeded the current year free amount of $600 [$10,000 x 6% = $600])
------------------------------------------------------------------------- -----------------------------------------------------
 .       policy value after distribution:                                 $7,500 - $1,500 = $6,000
------------------------------------------------------------------------- -----------------------------------------------------
         (since the policy value is reduced 20% ($1,500/$7,500), the minimum annuitization value is also reduced 20%)
------------------------------------------------------------------------- -----------------------------------------------------
 .       minimum annuitization value after distribution:                  $10,500 - (20% x $10,500) = $8,400
------------------------------------------------------------------------- -----------------------------------------------------


The amount of the first payment provided by the family income protector will be determined by multiplying each $1,000 of minimum annuitization value by the applicable annuity factor shown on Schedule I of the family income protector rider. The applicable annuity factor depends upon the annuitant's (and joint annuitant's, if any) sex (or without regard to gender if required by law), age, age adjustment (if applicable) and the family income protector payment option selected and is based on a guaranteed interest rate of 3% and the "1983 Table a" mortality table with projection using projection Scale G Factors, assuming a maturity date in the year 2000. Subsequent payments will be calculated as described in the rider using a 5% assumed investment return. Subsequent payments may fluctuate annually in accordance with the investment performance of the annuity subaccounts. However, subsequent payments are guaranteed to never be less than the initial payment.


The stabilized payment on each subsequent policy anniversary after annuitization using the rider will equal the greater of the initial payment or the payment supportable by the annuity units in the selected subaccounts. The supportable payment is equal to the number of variable annuity units in the selected subaccounts multiplied by the variable annuity unit values in those subaccounts on the date the payment is made. The variable annuity unit values used to calculate the supportable payment will assume a 5% assumed investment return. If the supportable payment at any payment date during a policy year is greater than the stabilized payment for that policy year, the excess will be used to purchase additional annuity units. Conversely, if the supportable payment at any payment date during a policy year is less than the stabilized payment for that policy year, there will be a reduction in the number of annuity units credited to the policy to fund the deficiency. In the case of a reduction, you will not participate as fully in the future investment performance of the subaccounts you selected since fewer annuity units are credited to your policy. Purchases and reductions will be allocated to each subaccount on a proportionate basis.

Transamerica bears the risk that it will need to make payments if all annuity units have been used in an attempt to maintain the stabilized payment at the initial payment level. In such an event, Transamerica will make all future payments equal to the initial payment. Once all the annuity units have been used, the amount of your payment will not increase or decrease and will not depend upon the performance of any subaccounts. To compensate Transamerica for this risk, a guaranteed payment fee will be deducted.

        BENEFICIARY EARNINGS ENHANCEMENT RIDER -- ADDITIONAL INFORMATION

The following examples illustrate the Beneficiary Earnings Enhancements additional death benefit payable by this rider as well as the effect of a partial surrender on the additional death benefit amount.

                                                   Example 1
------------------------------------------------------------------------------------------------------- -----------------
Policy Value on the Rider Date:                                                                         $100,000
------------------------------------------------------------------------------------------------------- -----------------
Premiums paid after the Rider Date before Surrender:                                                    $25,000
------------------------------------------------------------------------------------------------------- -----------------
Gross Partial Surrenders after the Rider Date:                                                          $30,000
------------------------------------------------------------------------------------------------------- -----------------
Death Benefit on date of surrender                                                                      $150,000
------------------------------------------------------------------------------------------------------- -----------------
Rider Earnings on Date of Surrender (Death Benefit - Policy Value on Rider Date - Premiums paid         $25,000
after Rider Date = $150,000 - $100,000 - $25,000):
------------------------------------------------------------------------------------------------------- -----------------
Amount of Surrender that exceeds Rider Earnings ($30,000 - $25,000):                                    $5,000
------------------------------------------------------------------------------------------------------- -----------------
Base Policy Death Benefit on the date of Death Benefit Calculation:                                     $200,000
------------------------------------------------------------------------------------------------------- -----------------
Rider Earnings (= Death Benefit -  policy value on Rider Date - Premiums since Rider Date +             $80,000
Surrenders since Rider Date that exceeded Rider Earnings at time of Surrender =
$200,000 - $100,000 - $25,000 + $5,000):
------------------------------------------------------------------------------------------------------- -----------------
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $80,000):    $32,000
------------------------------------------------------------------------------------------------------- -----------------
Total Death Benefit paid (= Base policy death benefit plus Additional Death Benefit Amount):            $232,000
------------------------------------------------------------------------------------------------------- -----------------
                                                   Example 2
------------------------------------------------------------------------------------------------------- -----------------
Policy Value on the Rider Date:                                                                         $100,000
------------------------------------------------------------------------------------------------------- -----------------
Premiums paid after the Rider Date before Surrender:                                                    $0
------------------------------------------------------------------------------------------------------- -----------------
Gross Partial Surrenders after the Rider Date:                                                          $0
------------------------------------------------------------------------------------------------------- -----------------
Base Policy Death Benefit on the date of Death Benefit Calculation:                                     $75,000
------------------------------------------------------------------------------------------------------- -----------------
Rider Earnings (= Death Benefit -  policy value on Rider Date - Premiums since Rider Date +             $0
Surrenders since Rider Date that exceeded Rider Earnings at time of Surrender =
$75,000 - $100,000 - $0 + $0):
------------------------------------------------------------------------------------------------------- -----------------
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $0):         $0
------------------------------------------------------------------------------------------------------- -----------------
Total Death Benefit paid (= Base policy death benefit plus Additional Death Benefit Amount):            $75,000
------------------------------------------------------------------------------------------------------- -----------------

                           HISTORICAL PERFORMANCE DATA

Money Market Yields

Transamerica may from time to time disclose the current annualized yield of the Money Market Subaccount for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges; and (ii) the mortality and expense risk fee. Current Yield will be calculated according to the following formula:

                    Current Yield = ((NCS * ES)/UV) * (365/7)

Where:
NCS = The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES  =  Per unit expenses of the subaccount for the 7-day period.
UV  =  The unit value on the first day of the 7-day period.


Because of the charges and deductions imposed under a policy, the yield for the Money Market Subaccount will be lower than the yield for the Money Market Portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 6% to 0% of the amount of premium payments surrendered based on the number of years since the premium payment was made. However, surrender charges will not be assessed after the tenth policy year.

Transamerica may also disclose the effective yield of the Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

                Effective Yield = (1 + ((NCS - ES)/UV))/365/7/ - 1

Where:
NCS  = The net change in the value of the account (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES   = Per unit expenses of the subaccount for the 7-day period.
UV   = The unit value on the first day of the 7-day period.


The yield on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Subaccount actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio, the types and quality of portfolio securities held by the Money Market Portfolio and its operating expenses. For the seven days ended December 31, 2000, the yield of the Putnam VT Money Market Subaccount was 5.083%, and the effective yield was 5.214% for the Return of Premium Death Benefit. For the seven days ended December 31, 2000, the yield of the Putnam VT Money Market Subaccount was 4.941%, and the effective yield was 5.064% for the 5% Annually Compounding Death Benefit or Annual Step-Up Death Benefit.

Other Subaccount Yields

Transamerica may from time to time advertise or disclose the current annualized yield of one or more of the subaccounts of the separate account (except the Money Market Subaccount) for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, compounding that yield for a 6-month period, and (iii) multiplying that result by 2. Expenses attributable to the subaccount include (i) the administrative charge and (ii) the mortality and expense risk fee. The 30-day yield is calculated according to the following formula:

                  Yield = 2 * ((((NI - ES)/(U * UV)) + 1)/6/ -1)

Where:
NI = Net investment income of the subaccount for the 30-day period attributable to the subaccount's unit.
ES = Expenses of the subaccount for the 30-day period.
U  = The average number of units outstanding.
UV = The unit value at the close (highest) of the last day in the 30-day period.


Because of the charges and deductions imposed by the separate account, the yield for a subaccount of the separate account will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 6% to 0% of the amount of premium payments surrendered based on the number of years since the premium payment was made. However, surrender charges will not be assessed after the tenth policy year.

The yield on amounts held in the subaccounts of the separate account normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The types and quality of its investments and its operating expenses affect a subaccount's actual yield.

Total Returns

Transamerica may from time to time also advertise or disclose total returns for one or more of the subaccounts of the separate account for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which Transamerica calculates on each business day based on the performance of the subaccount's underlying portfolio, and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

                                P (1 + T)N = ERV

Where:
T   = The average annual total return net of subaccount recurring charges.
ERV = The ending redeemable value of the hypothetical account at the end of the period.
P   = A hypothetical initial payment of $1,000.
N   = The number of years in the period.

Other Performance Data

Transamerica may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

Transamerica may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the surrender charge percentage will be 0%.

                                CTR = (ERV/P) -1

Where:
CTR = The cumulative total return net of subaccount recurring charges for the period.
ERV = The ending redeemable value of the hypothetical investment at the end of the period.
P   = A hypothetical initial payment of $1,000.

All non-standardized performance data will only be advertised if the standardized performance data is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date the separate account commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

                                PUBLISHED RATINGS


Transamerica may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services, Moody's Investors Service and Fitch Financial Ratings The purpose of the ratings is to reflect the financial strength of Transamerica and they should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms.

                        STATE REGULATION OF TRANSAMERICA

Transamerica is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering the operation of Transamerica for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine Transamerica's contract liabilities and reserves so that the Division may determine the items are correct. Transamerica's books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, Transamerica is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                                 ADMINISTRATION


Transamerica performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

                               RECORDS AND REPORTS


All records and accounts relating to the separate account will be maintained by Transamerica. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, Transamerica will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners may also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments Transamerica sends to you) you may only receive quarterly confirmations.

                          DISTRIBUTION OF THE POLICIES


The policies are offered to the public through brokers licensed under the federal securities laws and state insurance laws. The offering of the policies is continuous and Transamerica does not anticipate discontinuing the offering of the policies, however, Transamerica reserves the right to do so.

AFSG Securities Corporation, an affiliate of Transamerica, is the principal underwriter of the policies and may enter into agreements with broker-dealers for the distribution of the policies. During 2000, 1999 and 1998, the amount paid to AFSG Securities Corporation, AEGON USA Securities, Inc. and/or the broker-dealers for their services related to Portfolio Select Variable Annuity policies was $10,464,203.33, $11,221,687.00 and $868,731.60, respectively. No fees had been paid to any broker/dealers for their services prior to 1998. Prior to April 30, 1998, AEGON USA Securities, Inc. (also an affiliate of Transamerica) was the principal underwriter.

                                  VOTING RIGHTS


To the extent required by law, Transamerica will vote the underlying funds' shares held by the separate account at regular and special shareholder meetings of the underlying funds in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying funds hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Transamerica determines that it is permitted to vote the underlying funds shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular Subaccount will be determined by dividing your policy value in the Subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person's number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund for determining shareholders eligible to vote at the meeting of the underlying fund.

Transamerica will solicit voting instructions by sending you, or other persons entitled to vote, written requests for instructions prior to that meeting in accordance with procedures established by the underlying fund. Portfolio shares as to which no timely instructions are received and shares held by Transamerica in which you, or other persons entitled to vote, have no beneficial interest will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.


                                 OTHER PRODUCTS


Transamerica makes other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.

                                CUSTODY OF ASSETS


Transamerica holds assets of each of the subaccounts of the separate account. The assets of each of the subaccounts of the separate account are segregated and held separate and apart from the assets of the other subaccounts and from Transamerica's general account assets. Transamerica maintains records of all purchases and redemptions of shares of the underlying funds held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by Transamerica's fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of Transamerica.

                                  LEGAL MATTERS


Sutherland Asbill & Brennan LLP, of Washington D.C has provided legal advice to Transamerica relating to certain matters under the federal securities laws applicable to the issue and sale of the policies.

                              INDEPENDENT AUDITORS


The statutory-basis financial statements and schedules of PFL Life Insurance Company (now known as Transamerica Life Insurance Company) as of December 31, 2000 and 1999, and for each of the three years in the period ended December 31, 1999, and the financial statements of certain subaccounts of the PFL Retirement Builder Variable Annuity Account (now known as Retirement Builder Variable Annuity Account) which are available for investment by the Portfolio Select Variable Annuity contract owners as of December 31, 2000 and for each of the two years in the period then ended December 31, 2000, included in this SAI have been audited by Ernst & Young LLP, Independent Auditors, Suite 3400, 801 Grand Avenue, Des Moines, Iowa 50309.

                                OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                              FINANCIAL STATEMENTS


The values of the interest of owners in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of PFL Retirement Builder Variable Annuity Account (now known as Retirement Builder Variable Annuity Account) which are available for investment by the Portfolio Select Variable Annuity are contained herein. The financial statements of PFL Life Insurance Company (now known as Transamerica Life Insurance Company), which are included in this SAI, should be considered only as bearing on the ability of Transamerica to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

                     Financial Statements--Statutory Basis

                           PFL Life Insurance Company

                  Years ended December 31, 2000, 1999 and 1998
                      with Report of Independent Auditors

                           PFL Life Insurance Company

                     Financial Statements--Statutory Basis

                  Years ended December 31, 2000, 1999 and 1998

                                    Contents

Report of Independent Auditors..............................................   1
Audited Financial Statements
  Balance Sheets--Statutory Basis...........................................   2
  Statements of Operations--Statutory Basis.................................   3
  Statements of Changes in Capital and Surplus--Statutory Basis.............   4
  Statements of Cash Flows--Statutory Basis.................................   5
  Notes to Financial Statements--Statutory Basis............................   6
Statutory-Basis Financial Statement Schedules
  Summary of Investments--Other Than Investments in Related Parties.........  24
  Supplementary Insurance Information.......................................  25
  Reinsurance...............................................................  27

                         Report of Independent Auditors

The Board of Directors
PFL Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of PFL Life Insurance Company, an indirect wholly-owned subsidiary of AEGON N.V., as of December 31, 2000 and 1999, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2000. Our audits also included the accompanying statutory-basis financial statement schedules required by Article 7 of Regulation S-X. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note
1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of PFL Life Insurance Company at December 31, 2000 and 1999, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2000.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of PFL Life Insurance Company at December 31, 2000 and 1999, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2000, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

Des Moines, Iowa
February 15, 2001

                           PFL Life Insurance Company

                        Balance Sheets--Statutory Basis
                (Dollars in thousands, except per share amounts)

                                                              December 31
                                                           2000        1999
                                                        ----------- -----------
Admitted assets
Cash and invested assets:
 Cash and short-term investments....................... $    98,224 $    53,695
 Bonds.................................................   7,009,825   4,892,156
 Stocks:
   Preferred...........................................      19,987      17,074
   Common (cost: 2000--$75,141; 1999--$61,813).........      84,736      71,658
   Affiliated entities (cost: 2000--$6,285; 1999--
    $10,318)...........................................       3,781       6,764
 Mortgage loans on real estate.........................   1,585,896   1,339,202
 Real estate, at cost less accumulated depreciation
  ($12,641 in 2000; $10,891 in 1999):
   Home office properties..............................       7,601       7,829
   Properties acquired in satisfaction of debt.........      15,599      16,336
   Investment properties...............................      31,070      33,707
 Policy loans..........................................      57,571      59,871
 Other invested assets.................................     218,340     123,722
                                                        ----------- -----------
     Total cash and invested assets....................   9,132,630   6,622,014
Premiums deferred and uncollected......................      14,235      14,656
Accrued investment income..............................      89,976      65,364
Receivable from affiliate..............................      92,235         --
Federal income taxes recoverable.......................         --        1,335
Transfers from separate accounts due or accrued........     118,075      92,309
Other assets...........................................      19,359      30,119
Separate account assets................................   4,519,029   4,905,374
                                                        ----------- -----------
Total admitted assets.................................. $13,985,539 $11,731,171
                                                        =========== ===========
Liabilities and capital and surplus
Liabilities:
 Aggregate reserves for policies and contracts:
  Life................................................. $ 2,109,505 $ 1,552,781
  Annuity..............................................   4,577,664   4,036,751
  Accident and health..................................     305,365     254,571
 Policy and contract claim reserves:
  Life.................................................      10,061       8,681
  Accident and health..................................      32,334      37,466
 Guaranteed interest contracts.........................   1,183,833         --
 Other policyholders' funds............................     179,557     172,774
 Remittances and items not allocated...................     332,961      33,020
 Asset valuation reserve...............................     106,192     103,193
 Interest maintenance reserve..........................      16,693      36,120
 Net short-term notes payable to affiliates............       6,200     144,500
 Other liabilities.....................................     101,705      70,717
 Provision for reinsurance in unauthorized companies...         495         --
 Federal income taxes payable..........................       3,288         --
 Payable for securities................................      24,482      15,136
 Payable to affiliates.................................         --       11,517
 Separate account liabilities..........................   4,512,979   4,899,289
                                                        ----------- -----------
Total liabilities......................................  13,503,314  11,376,516
Commitments and contingencies (Note 10)
Capital and surplus:
 Common stock, $10 par value, 500,000 shares
  authorized, 266,000 issued and outstanding...........       2,660       2,660
 Paid-in surplus.......................................     254,282     154,282
 Unassigned surplus....................................     225,283     197,713
                                                        ----------- -----------
Total capital and surplus..............................     482,225     354,655
                                                        ----------- -----------
Total liabilities and capital and surplus.............. $13,985,539 $11,731,171
                                                        =========== ===========

See accompanying notes.

                           PFL Life Insurance Company

                   Statements of Operations--Statutory Basis
                             (Dollars in thousands)

                                                   Year ended December 31
                                                  2000       1999      1998
                                                ---------  --------- ---------
Revenues:
  Premiums and other considerations, net of
   reinsurance:
    Life......................................  $ 882,537  $ 227,510 $ 516,111
    Annuity and deposit funds.................  3,223,121  1,413,049   667,920
    Accident and health.......................    152,293    160,570   178,593
  Net investment income.......................    527,313    437,549   446,984
  Amortization of interest maintenance
   reserve....................................      3,867      7,588     8,656
  Commissions and expense allowances on
   reinsurance ceded..........................     26,942     24,741    32,781
  Separate account fee income.................     62,982     49,826    37,137
                                                ---------  --------- ---------
                                                4,879,055  2,320,833 1,888,182
Benefits and expenses:
  Benefits paid or provided for:
  Life and accident and health benefits.......    111,054    115,621   135,184
  Surrender benefits..........................  1,315,484  1,046,611   732,796
  Other benefits..............................    205,110    169,479   152,209
    Increase (decrease) in aggregate reserves
     for policies and contracts:
    Life......................................    556,724    195,606   473,158
    Annuity...................................    541,540    111,427  (278,665)
    Accident and health.......................     50,794     48,835    36,407
    Other.....................................      5,986     10,480    17,550
    Increase in liability for premium and
     other deposit funds......................  1,183,833        --        --
                                                ---------  --------- ---------
                                                3,970,525  1,698,059 1,268,639
Insurance expenses:
  Commissions.................................    196,101    167,146   136,569
  General insurance expenses..................     58,019     54,191    48,018
  Taxes, licenses and fees....................     26,740     12,382    19,166
  Net transfers to separate accounts..........    515,325    309,307   302,839
  Other expenses..............................        776        229     1,016
                                                ---------  --------- ---------
                                                  796,961    543,255   507,608
                                                ---------  --------- ---------
                                                4,767,486  2,241,314 1,776,247
                                                ---------  --------- ---------
Gain from operations before federal income tax
 expense and net realized capital gains
 (losses) on investments......................    111,569     79,519   111,935
Federal income tax expense....................     51,251     25,316    49,835
                                                ---------  --------- ---------
Gain from operations before net realized
 capital gains (losses) on investments........     60,318     54,203    62,100
Net realized capital gains (losses) on
 investments (net of related federal income
 taxes and amounts transferred to (from)
 interest maintenance reserve)................     (9,474)     6,365     3,398
                                                ---------  --------- ---------
Net income....................................  $  50,844  $  60,568 $  65,498
                                                =========  ========= =========

See accompanying notes.

                           PFL Life Insurance Company

         Statements of Changes in Capital and Surplus--Statutory Basis
                             (Dollars in thousands)

                                                                       Total
                                         Common Paid-in  Unassigned Capital and
                                         Stock  Surplus   Surplus     Surplus
                                         ------ -------- ---------- -----------
Balance at January 1, 1998.............. $2,660 $154,282  $272,420   $429,362
  Net income............................    --       --     65,498     65,498
  Change in net unrealized capital
   gains................................    --       --      4,504      4,504
  Change in non-admitted assets.........    --       --       (260)      (260)
  Change in asset valuation reserve.....    --       --    (21,763)   (21,763)
  Dividend to stockholder...............    --       --   (120,000)  (120,000)
  Change in provision for reinsurance in
   unauthorized companies...............    --       --      2,036      2,036
  Tax benefit on stock options
   exercised............................    --       --      2,476      2,476
  Change in surplus in separate
   accounts.............................    --       --        675        675
                                         ------ --------  --------   --------
Balance at December 31, 1998............  2,660  154,282   205,586    362,528
  Net income............................    --       --     60,568     60,568
  Change in net unrealized capital
   gains................................    --       --    (20,217)   (20,217)
  Change in non-admitted assets.........    --       --       (980)      (980)
  Change in asset valuation reserve.....    --       --    (11,605)   (11,605)
  Dividend to stockholder...............    --       --    (40,000)   (40,000)
  Tax benefit on stock options
   exercised............................    --       --      1,305      1,305
  Change in surplus in separate
   accounts.............................    --       --        245        245
  Settlement of prior period tax returns
   and other tax-related adjustments....    --       --      2,811      2,811
                                         ------ --------  --------   --------
Balance at December 31, 1999............  2,660  154,282   197,713    354,655
  Net income............................    --       --     50,844     50,844
  Change in net unrealized capital
   gains................................    --       --    (19,784)   (19,784)
  Change in non-admitted assets.........    --       --     (1,210)    (1,210)
  Change in asset valuation reserve.....    --       --     (2,999)    (2,999)
  Tax benefit on stock options
   exercised............................    --       --      1,438      1,438
  Change in surplus in separate
   accounts.............................    --       --       (224)      (224)
  Change in provision for reinsurance in
   unauthorized companies...............    --       --       (495)      (495)
  Capital contribution..................    --   100,000       --     100,000
                                         ------ --------  --------   --------
Balance at December 31, 2000............ $2,660 $254,282  $225,283   $482,225
                                         ====== ========  ========   ========

See accompanying notes.

                           PFL Life Insurance Company

                    Statements of Cash Flow--Statutory Basis
                             (Dollars in thousands)

                                               Year ended December 31
                                            2000         1999         1998
                                         -----------  -----------  -----------
Operating activities
Premiums and other considerations, net
 of reinsurance........................  $ 4,285,644  $ 1,830,365  $ 1,396,428
Net investment income..................      508,646      441,737      469,246
Life and accident and health claims....     (114,001)    (124,178)    (138,249)
Surrender benefits and other fund
 withdrawals...........................   (1,315,484)  (1,046,611)    (732,796)
Other benefits to policyholders........     (205,100)    (169,476)    (152,167)
Commissions, other expenses and other
 taxes.................................     (267,778)    (238,192)    (197,135)
Net transfers to separate accounts.....     (477,575)    (280,923)    (276,375)
Federal income taxes...................      (45,190)     (24,709)     (72,176)
Other, net.............................      230,529      (23,047)     (93,095)
                                         -----------  -----------  -----------
Net cash provided by operating
 activities............................    2,599,691      364,966      203,681
Investing activities
Proceeds from investments sold, matured
 or repaid:
  Bonds and preferred stocks...........    4,817,508    3,283,038    3,347,174
  Common stocks........................       50,953       60,293       34,564
  Mortgage loans on real estate........      129,336      158,739      192,210
  Real estate..........................        2,042       13,367        5,624
  Policy loans.........................        2,300          186          --
  Other................................       14,366        6,133        7,210
                                         -----------  -----------  -----------
                                           5,016,505    3,521,756    3,586,782
Cost of investments acquired:
  Bonds and preferred stocks...........   (6,989,279)  (3,398,158)  (3,251,822)
  Common stocks........................      (54,697)     (76,200)     (36,379)
  Mortgage loans on real estate........     (372,757)    (480,750)    (257,039)
  Real estate..........................         (149)      (7,568)     (11,458)
  Policy loans.........................          --           --        (2,922)
  Other................................     (116,485)     (48,719)     (44,514)
                                         -----------  -----------  -----------
                                          (7,533,367)  (4,011,395)  (3,604,134)
                                         -----------  -----------  -----------
Net cash used in investing activities..   (2,516,862)    (489,639)     (17,352)
Financing activities
Issuance (repayment) of short-term
 intercompany notes payable............     (138,300)     135,079       (6,979)
Capital contribution...................      100,000          --           --
Dividends to stockholder...............          --       (40,000)    (120,000)
                                         -----------  -----------  -----------
Net cash provided by (used in)
 financing activities..................      (38,300)      95,079     (126,979)
                                         -----------  -----------  -----------
Increase (decrease) in cash and short-
 term investments......................       44,529      (29,594)      59,350
Cash and short-term investments at
 beginning of year.....................       53,695       83,289       23,939
                                         -----------  -----------  -----------
Cash and short-term investments at end
 of year...............................  $    98,224  $    53,695  $    83,289
                                         ===========  ===========  ===========

See accompanying notes.

                           PFL Life Insurance Company

                 Notes to Financial Statements--Statutory Basis
                             (Dollars in thousands)

                               December 31, 2000

1. Organization and Summary of Significant Accounting Policies

Organization

PFL Life Insurance Company ("the Company") is a stock life insurance company and is a wholly-owned subsidiary of First AUSA Life Insurance Company ("First AUSA"), which, in turn, is a wholly-owned subsidiary of AEGON USA, Inc. ("AEGON"). AEGON is an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

Effective March 1, 2001, the Company intends to change its name to Transamerica Life Insurance Company.

Nature of Business

The Company sells individual non-participating whole life, endowment and term contracts, as well as a broad line of single fixed and flexible premium annuity products and guaranteed interest contracts. In addition, the Company offers group life, universal life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia and Guam. Sales of the Company's products are primarily through the Company's agents and financial institutions.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Significant estimates and assumptions are utilized in the calculation of aggregate policy reserves, policy and contract claim reserves, guaranty fund assessment accruals and valuation allowances on investments. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the financial statements.

The accompanying financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa ("Insurance Department"), which practices differ in some respects from accounting principles generally accepted in the United States. The more significant of these differences are as follows:
(a) bonds are generally reported at amortized cost rather than segregating the portfolio into held-to-maturity (reported at amortized cost), available-for-sale (reported at fair value), and trading (reported at fair value) classifications; (b) acquisition costs of acquiring new business are charged to current operations as incurred rather than deferred and amortized over the life of the policies or over the expected gross profit stream; (c) policy reserves on traditional life products are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions; (d) policy reserves on certain investment products use discounting methodologies based on statutory interest rates rather than full account values; (e) reinsurance amounts are netted against the corresponding asset or liability rather than shown as gross amounts on the balance sheet; (f) deferred income taxes are not provided for the difference between the financial statement and income tax bases of assets and liabilities; (g) net realized gains or losses attributed to changes in the level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the

                           PFL Life Insurance Company

                             (Dollars in thousands)


1. Organization and Summary of Significant Accounting Policies (continued)

statement of operations when the sale is completed; (h) potential declines in the estimated realizable value of investments are provided for through the establishment of a formula-determined statutory investment reserve (reported as a liability), changes to which are charged directly to surplus, rather than through recognition in the statement of operations for declines in value, when such declines are judged to be other than temporary; (i) certain assets designated as "non-admitted assets" have been charged to surplus rather than being reported as assets; (j) revenues for universal life and investment products consist of premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; (k) pension expense is recorded as amounts are paid; (l) adjustments to federal income taxes of prior years are charged or credited directly to unassigned surplus, rather than reported as a component of expense in the statement of operations; and (m) a liability is established for "unauthorized reinsurers" and changes in this liability are charged or credited directly to unassigned surplus. The effects of these variances have not been determined by the Company but are presumed to be material.

The National Association of Insurance Commissioners ("NAIC") has revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual will be effective January 1, 2001. The State of Iowa has adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The cumulative effect of changes in accounting principles adopted to conform to the revised Accounting Practices and Procedures Manual will be reported as an adjustment to surplus as of January 1, 2001. Management believes the effect of these changes will not result in a significant reduction in the Company's statutory-basis capital and surplus as of adoption.

Cash and Short-Term Investments

For purposes of the statements of cash flow, the Company considers all highly liquid investments with remaining maturity of one year or less when purchased to be short-term investments.

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accretion of discounts. Amortization is computed using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks of unaffiliated and affiliated companies, which includes shares of mutual funds and real estate investment trusts, are carried at market value. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and limited partnerships and are recorded at equity in underlying net assets. Other "admitted assets" are valued, principally at cost, as required or permitted by Iowa Insurance Laws.

                           PFL Life Insurance Company

                             (Dollars in thousands)


1. Organization and Summary of Significant Accounting Policies (continued)

Net realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve ("AVR") is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve ("IMR"), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. During 2000, 1999 and 1998, the Company excluded investment income due and accrued of $6,584, $530 and $102, respectively, with respect to such practices.

The Company uses interest rate swaps as part of its overall interest rate risk management strategy for certain life insurance and annuity products. The Company has entered into several interest rate swap contracts to modify the interest rate characteristics of the underlying liabilities. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

The Company has entered into interest rate cap agreements to hedge the exposure of changing interest rates. The cash flows from the interest rate caps will help offset losses that might occur from changes in interest rates. The cost of such agreement is included in interest expense ratably during the life of the agreement. Income received as a result of the cap agreement will be recognized in investment income as earned. The unamortized cost of the agreement is included in other invested assets.

Aggregate Policy Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners' Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to

                           PFL Life Insurance Company

                             (Dollars in thousands)


1. Organization and Summary of Significant Accounting Policies (continued)

the present value of future payments assuming interest rates ranging from 3.50 to 8.75 percent and mortality rates, where appropriate, from a variety of tables.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Guaranteed Interest Contracts

The Company's guaranteed interest contracts ("GICs") consist of three types. One type is guaranteed as to principal along with interest guarantees based upon predetermined indices. The second type guarantees principal and interest but also includes a penalty if the contract is surrendered early. The third type guarantees principal and interest and is non-surrenderable before the fixed maturity date. Policy reserves on the GICs are determined following the retrospective deposit method and consist of contract values that accrue to the benefit of the policyholder.

Separate Accounts

Assets held in trust for purchases of variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The separate accounts do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the contract owners. The Company received variable contract premiums of $843,530, $486,282 and $345,319 in 2000, 1999 and 1998,
respectively. All variable account contracts are subject to discretionary withdrawal by the contract owner at the market value of the underlying assets less the current surrender charge.

Stock Option Plan

AEGON N.V. sponsors a stock option plan that includes eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to surplus.

                           PFL Life Insurance Company

                             (Dollars in thousands)


1. Organization and Summary of Significant Accounting Policies (continued)

Reclassifications

Certain reclassifications have been made to the 1999 and 1998 financial statements to conform to the 2000 presentation.

2. Fair Values of Financial Instruments

Statement of Financial Accounting Standard ("SFAS") No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheet, for which it is practicable to estimate that value. SFAS No. 119, Disclosures about Derivative Financial Instruments and Fair Value of Financial Instruments, requires additional disclosure about derivatives. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. SFAS No. 107 and No. 119 exclude certain financial instruments and all nonfinancial instruments from their disclosure requirements and allow companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

  Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate their fair values.

  Investment securities: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities, including affiliated mutual funds and real estate investment trusts, are based on quoted market prices.

  Mortgage loans and policy loans: The fair values for mortgage loans are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying amount.

  Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts, which include guaranteed interest contracts, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

  Interest rate caps and interest rate swaps: Estimated fair value of interest rate caps are based upon the latest quoted market price. Estimated fair value of interest rate swaps are based upon the pricing differential for similar swap agreements. The related carrying value of these items is included with other invested assets.

                           PFL Life Insurance Company

                             (Dollars in thousands)


2. Fair Values of Financial Instruments (continued)

  Net short-term notes payable to affiliates: The fair values for short-term notes payable to affiliates are assumed to equal their carrying amount.

Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company's financial instruments subject to the provisions of SFAS No. 107 and No. 119:

                                                   December 31
                                           2000                   1999
                                   ---------------------  ---------------------
                                    Carrying               Carrying
                                     Amount   Fair Value    Amount   Fair Value
                                   ---------- ----------  ---------- ----------
Admitted assets
Cash and short-term investments..  $   98,224 $   98,224  $   53,695 $   53,695
Bonds............................   7,009,825  7,014,991   4,892,156  4,757,325
Preferred stocks.................      19,987     18,214      17,074     15,437
Common stocks....................      84,736     84,736      71,658     71,658
Affiliated common stock..........       3,781      3,781       6,764      6,764
Mortgage loans on real estate....   1,585,896  1,628,936   1,339,202  1,299,160
Policy loans.....................      57,571     57,571      59,871     59,871
Interest rate cap................       3,224         49       4,959      1,784
Interest rate swaps..............       3,875    (14,777)      8,134     10,609
Separate account assets..........   4,519,029  4,519,029   4,905,374  4,905,374
Liabilities
Investment contract liabilities..   5,937,734  5,848,592   4,207,369  4,059,842
Separate account liabilities.....   4,070,462  3,986,122   4,377,676  4,212,615
Net short-term notes payable to
 affiliates......................       6,200      6,200     144,500    144,500

                           PFL Life Insurance Company

                             (Dollars in thousands)


3. Investments

The carrying amounts and estimated fair values of investments in debt securities were as follows:

                                                 Gross      Gross
                                     Carrying  Unrealized Unrealized Estimated
                                      Amount     Gains      Losses   Fair Value
                                    ---------- ---------- ---------- ----------
December 31, 2000
Bonds:
  United States Government and
   agencies........................ $   88,108  $  1,121   $  1,044  $   88,185
  State, municipal and other
   government......................    239,700     8,954      9,465     239,189
  Public utilities.................    573,870     9,149      4,213     578,806
  Industrial and miscellaneous.....  2,945,326    63,181     73,026   2,935,481
  Mortgage and other asset-backed
   securities......................  3,162,821    43,092     32,583   3,173,330
                                    ----------  --------   --------  ----------
                                     7,009,825   125,497    120,331   7,014,991
Preferred stocks...................     19,987        14      1,787      18,214
                                    ----------  --------   --------  ----------
                                    $7,029,812  $125,511   $122,118  $7,033,205
                                    ==========  ========   ========  ==========
December 31, 1999
Bonds:
  United States Government and
   agencies........................ $  141,390  $    142   $  4,520  $  137,012
  State, municipal and other
   government......................    137,745     5,168      1,627     141,286
  Public utilities.................    219,791     1,148      6,777     214,162
  Industrial and miscellaneous.....  2,078,145    20,042     84,919   2,013,268
  Mortgage and other asset-backed
   securities......................  2,315,085    24,214     87,702   2,251,597
                                    ----------  --------   --------  ----------
                                     4,892,156    50,714    185,545   4,757,325
Preferred stocks...................     17,074         2      1,639      15,437
                                    ----------  --------   --------  ----------
                                    $4,909,230  $ 50,716   $187,184  $4,772,762
                                    ==========  ========   ========  ==========

The carrying amounts and estimated fair values of bonds at December 31, 2000, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                           Carrying  Estimated
                                                            Amount   Fair Value
                                                          ---------- ----------
   Due in one year or less............................... $  210,119 $  210,949
   Due after one year through five years.................  1,945,813  1,945,148
   Due after five years through ten years................  1,075,232  1,070,680
   Due after ten years...................................    615,840    614,884
                                                          ---------- ----------
                                                           3,847,004  3,841,661
   Mortgage and other asset-backed securities............  3,162,821  3,173,330
                                                          ---------- ----------
                                                          $7,009,825 $7,014,991
                                                          ========== ==========

                           PFL Life Insurance Company

                             (Dollars in thousands)


3. Investments (continued)

A detail of net investment income is presented below:

                                                       Year ended December 31
                                                       2000     1999     1998
                                                     -------- -------- --------
   Interest on bonds and preferred stock............ $421,931 $347,639 $374,478
   Dividends on equity investments..................      644      734    1,357
   Interest on mortgage loans.......................  111,356   92,325   77,960
   Rental income on real estate.....................    8,070    7,322    6,553
   Interest on policy loans.........................    4,248    4,141    4,080
   Other investment income..........................    4,549    7,978    2,576
                                                     -------- -------- --------
   Gross investment income..........................  550,798  460,139  467,004
   Less investment expenses.........................   23,485   22,590   20,020
                                                     -------- -------- --------
   Net investment income............................ $527,313 $437,549 $446,984
                                                     ======== ======== ========

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

                                                  Year ended December 31
                                                2000        1999        1998
                                             ----------  ----------  ----------
   Proceeds................................. $4,817,508  $3,283,038  $3,347,174
                                             ==========  ==========  ==========
   Gross realized gains..................... $   24,440  $   21,171  $   48,760
   Gross realized losses....................    (55,422)    (32,259)     (8,072)
                                             ----------  ----------  ----------
   Net realized gains (losses).............. $  (30,982) $  (11,088) $   40,688
                                             ==========  ==========  ==========

At December 31, 2000, investments with an aggregate carrying value of $59,986 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

                           PFL Life Insurance Company

                             (Dollars in thousands)


3. Investments (continued)

Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:

                                                          Realized
                                                   Year ended December 31
                                                   2000      1999      1998
                                                 --------  --------  --------
   Debt securities.............................. $(30,982) $(11,088) $ 40,688
   Equity securities............................    5,551    11,433      (879)
   Mortgage loans on real estate................    2,659     4,661    12,637
   Real estate..................................      220       900     3,176
   Short-term investments.......................        9    (1,407)    1,533
   Other invested assets........................   (7,690)      534    (2,523)
                                                 --------  --------  --------
                                                  (30,233)    5,033    54,632
   Tax effect...................................    5,199    (5,535)  (22,290)
   Transfer from (to) interest maintenance
    reserve.....................................   15,560     6,867   (28,944)
                                                 --------  --------  --------
   Net realized gains (losses).................. $ (9,474) $  6,365  $  3,398
                                                 ========  ========  ========
                                                    Change in Unrealized
                                                   Year ended December 31
                                                   2000      1999      1998
                                                 --------  --------  --------
   Bonds........................................ $(20,789) $(12,711) $   (836)
   Preferred stocks.............................      (93)   (2,753)      --
   Common stocks................................      800    (3,980)    3,751
   Mortgage loans...............................      296      (147)     (150)
   Other invested assets........................      183      (626)    1,739
   Real estate..................................     (181)      --        --
                                                 --------  --------  --------
   Change in unrealized......................... $(19,784) $(20,217) $  4,504
                                                 ========  ========  ========

Gross unrealized gains and gross unrealized losses on common stocks are as follows:

                                                                 December 31
                                                                2000     1999
                                                               -------  -------
   Unrealized gains........................................... $11,387  $11,369
   Unrealized losses..........................................  (1,792)  (5,078)
                                                               -------  -------
   Net unrealized gains....................................... $ 9,595  $ 6,291
                                                               =======  =======

During 2000, the Company issued mortgage loans with interest rates ranging from 7.73% to 9.43%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 80%. Mortgage loans with a carrying value of $1,450 were non-income producing for the previous twelve months. Accrued interest of $158 related to these mortgage loans was excluded from investment income. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

                           PFL Life Insurance Company

                             (Dollars in thousands)


3. Investments (continued)

At December 31, 2000 and 1999, the Company held a mortgage loan loss reserve in the asset valuation reserve of $18,139 and $15,173, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

       Geographic Distribution


                         December 31
                         2000   1999
                         -----  -----
South Atlantic..........    26%    27%
Pacific.................    22     18
E. North Central........    14     17
Middle Atlantic.........    12     15
Mountain................    11      9
W. South Central........     6      6
W. North Central........     4      4
E. South Central........     2      3
New England.............     3      1

        Property Type Distribution

                         December 31
                         2000   1999
                         -----  -----
Office..................    40%    39%
Retail..................    24     28
Industrial..............    21     18
Apartment...............    10     11
Other...................     5      4

At December 31, 2000, the Company had no investments (excluding U. S. Government guaranteed or insured issues) which individually represented more than ten percent of capital and surplus and the asset valuation reserve, collectively.

The Company utilizes a variety of off-balance sheet financial instruments as part of its efforts to hedge and manage fluctuations in the market value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. These instruments include interest rate swaps and caps. All involve elements of credit and market risks in excess of the amounts recognized in the accompanying financial statements at a given point in time. The contract or notional amounts of those instruments reflect the extent of involvement in the various types of financial instruments.

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process. Interest rate swaps are used to modify the interest rate characteristics of the underlying liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating-rate interest amounts based upon an underlying notional amount. Generally, no cash is exchanged at the outset of the swap contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

The Company owns an interest rate cap to hedge against a rising interest rate environment. The cash flows from the interest rate cap will help offset losses that might occur from disintermediation resulting from a rise in interest rates. The cap is designed to hedge against a sharp rise in interest rates during the period beginning two years from entering into the contract through the seventh year. If this event occurs, the cap will provide cash flow to offset the lower spread anticipated on in force liabilities during such an environment. A lower spread on in force business is anticipated due to increases in crediting rates (intended to prevent lapses), before the yield on existing assts rises by a commensurate amount. The counterparty is required to provide quarterly financial statements for the Company's review. The market value of the contract is monitored on a timely basis and the credit exposure is measured by the fair value (market value) of the contract at the reporting date.

                           PFL Life Insurance Company

                             (Dollars in thousands)


3. Investments (continued)

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. This exposure includes settlement risk (risk that the counterparty defaults after the Company has delivered funds or securities under the terms of the contract) which results in an accounting loss and replacement cost risk (cost to replace the contract at current market rates should the counterparty default prior to the settlement date). There is no off-balance sheet exposure to credit risk that would result in an immediate accounting loss (settlement risk) associated with counterparty nonperformance on interest rate swap agreements. Interest rate swap agreements are subject to replacement cost risk, which equals the cost to replace those contracts in a net gain position should a counterparty default. These instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable.

At December 31, 2000 and 1999, the Company's outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

                                                               Notional Amount
                                                                2000     1999
                                                              -------- --------
   Derivative securities:
     Interest rate swaps:
       Receive fixed--pay floating........................... $451,770 $115,000
       Receive floating--pay fixed...........................  596,388   64,017
       Receive floating (uncapped)--pay floating (capped)....   32,593   41,617
       Receive floating (LIBOR)--pay floating (S&P)..........  345,000   60,000
     Interest rate cap agreements............................  518,515  500,000

4. Reinsurance

The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Reinsurance assumption and cession treaties are transacted primarily with affiliates. Premiums earned reflect the following reinsurance assumed and ceded amounts:

                                                  Year ended December 31
                                                2000        1999        1998
                                             ----------  ----------  ----------
   Direct premiums.......................... $3,205,023  $1,942,716  $1,533,822
   Reinsurance assumed......................  1,177,833       2,723       2,366
   Reinsurance ceded........................   (124,905)   (144,310)   (173,564)
                                             ----------  ----------  ----------
   Net premiums earned...................... $4,257,951  $1,801,129  $1,362,624
                                             ==========  ==========  ==========

                           PFL Life Insurance Company

                             (Dollars in thousands)


4. Reinsurance (continued)

The Company received reinsurance recoveries in the amount of $123,039, $139,138 and $173,297 during 2000, 1999 and 1998, respectively. At December 31, 2000 and 1999, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $28,080 and $35,511, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2000 and 1999 of $1,564,867 and $1,922,322, respectively.

At December 31, 2000, amounts recoverable from unauthorized reinsurers of $30,948 (1999--$39,996) and reserve credits for reinsurance ceded of $85,163 (1999--$50,846) were associated with a single reinsurer and its affiliates. The Company holds collateral under these reinsurance agreements in the form of trust agreements totaling $118,865 at December 31, 2000, that can be drawn on for amounts that remain unpaid for more than 120 days.

5. Income Taxes

For federal income tax purposes, the Company joins in a consolidated tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains (losses) on investments for the following reasons:

                                                     Year ended December 31
                                                      2000     1999     1998
                                                     -------  -------  -------
   Computed tax at federal statutory rate (35%)..... $39,049  $27,832  $39,177
   IMR amortization.................................  (1,353)  (2,656)  (3,030)
   Tax reserve adjustment...........................   2,569    1,390      607
   Excess tax depreciation..........................    (207)    (219)    (223)
   Deferred acquisition costs--tax basis............  24,629    5,979   11,827
   Prior year under (over) accrual..................  (3,947)  (3,492)   1,750
   Dividend received deduction......................  (1,802)  (1,666)  (1,053)
   Low income housing credits.......................  (4,328)     --       --
   Other items--net.................................  (3,359)  (1,852)     780
                                                     -------  -------  -------
   Federal income tax expense....................... $51,251  $25,316  $49,835
                                                     =======  =======  =======

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to realized gains (losses) due to the differences in book and tax asset bases at the time certain investments are sold.

                           PFL Life Insurance Company

                             (Dollars in thousands)


5. Income Taxes (continued)

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the policyholders' surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($20,387 at December 31, 2000). To the extent dividends are paid from the amount accumulated in the policyholders' surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $7,135.

The Company's federal income tax returns have been examined and closing agreements have been executed with the Internal Revenue Service through 1992. The examination field work for 1993 through 1995 has been completed and these years are under appeal. An examination is underway for years 1996 through 1997.

6. Policy and Contract Attributes

A portion of the Company's policy reserves and other policyholders' funds (including separate account liabilities) relate to liabilities established on a variety of the Company's annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, are summarized as follows:

                                                      December 31
                                               2000                1999
                                        ------------------- -------------------
                                                    Percent             Percent
                                                      of                  of
                                          Amount     Total    Amount     Total
                                        ----------- ------- ----------- -------
   Subject to discretionary withdrawal
    with market value adjustment....... $   221,151     2%  $   114,544     1%
   Subject to discretionary withdrawal
    at book value less surrender
    charge.............................   1,635,769    14       828,490     8
   Subject to discretionary withdrawal
    at market value....................   4,006,227    34     4,313,445    41
   Subject to discretionary withdrawal
    at book value (minimal or no
    charges or adjustments)............   4,279,843    37     5,021,762    48
   Not subject to discretionary
    withdrawal provision...............   1,453,732    13       248,444     2
                                        -----------   ---   -----------   ---
                                         11,596,722   100    10,526,685   100%
   Less reinsurance ceded..............   1,504,445           1,863,810
                                        -----------         -----------
   Total policy reserves on annuities
    and deposit fund liabilities....... $10,092,277         $ 8,662,875
                                        ===========         ===========

                           PFL Life Insurance Company

                             (Dollars in thousands)


6. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                 Year ended December 31
                                                2000       1999       1998
                                              ---------  ---------  --------
   Transfers as reported in the summary of
    operations of the separate accounts
    statement:
     Transfers to separate accounts.......... $ 843,530  $ 486,282  $345,319
     Transfers from separate accounts........  (325,645)  (175,822)  (42,671)
                                              ---------  ---------  --------
   Net transfers to separate accounts........   517,885    310,460   302,648
   Miscellaneous reconciling adjustments.....    (2,560)    (1,153)      191
                                              ---------  ---------  --------
   Transfers as reported in the summary of
    operations of the life, accident and
    health annual statement.................. $ 515,325  $ 309,307  $302,839
                                              =========  =========  ========

Reserves on the Company's traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 2000 and 1999, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:

                                                       Gross   Loading    Net
                                                      -------  -------  -------
   December 31, 2000
   Life and annuity:
     Ordinary direct first year business............. $ 2,763  $1,854   $   909
     Ordinary direct renewal business................  20,180   6,063    14,117
     Group life direct business......................     319     152       167
     Reinsurance ceded...............................  (1,088)    --     (1,088)
                                                      -------  ------   -------
                                                       22,174   8,069    14,105
   Accident and health:
     Direct..........................................     151     --        151
     Reinsurance ceded...............................     (21)    --        (21)
                                                      -------  ------   -------
   Total accident and health.........................     130     --        130
                                                      -------  ------   -------
                                                      $22,304  $8,069   $14,235
                                                      =======  ======   =======
   December 31, 1999
   Life and annuity:
     Ordinary direct first year business............. $ 2,823  $2,085   $   738
     Ordinary direct renewal business................  20,950   6,289    14,661
     Group life direct business......................     638     243       395
     Reinsurance ceded...............................  (1,269)    (16)   (1,253)
                                                      -------  ------   -------
                                                       23,142   8,601    14,541
   Accident and health:
     Direct..........................................     138     --        138
     Reinsurance ceded...............................     (23)    --        (23)
                                                      -------  ------   -------
   Total accident and health.........................     115     --        115
                                                      -------  ------   -------
                                                      $23,257  $8,601   $14,656
                                                      =======  ======   =======

                           PFL Life Insurance Company

                             (Dollars in thousands)


6. Policy and Contract Attributes (continued)

At December 31, 2000 and 1999, the Company had insurance in force aggregating $48,824 and $41,720, respectively, in which the gross premiums are less than the net premiums required by the standard valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $1,227 and $871 to cover these deficiencies at December 31, 2000 and 1999, respectively.

7. Dividend Restrictions

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its parent company. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory capital and surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2001, without the prior approval of insurance regulatory authorities, is $60,319.

The Company paid dividends to its parent of $40,000 and $120,000 in 1999 and 1998, respectively.

8. Retirement and Compensation Plans

The Company's employees participate in a qualified benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the SFAS No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee's compensation during the highest five consecutive years of employment. Pension expense aggregated $457, $408 and $380 for the years ended December 31, 2000, 1999 and 1998, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements, are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant's salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $310, $267 and $233 for the years ended December 31, 2000, 1999 and 1998, respectively.

AEGON sponsors supplemental retirement plans to provide the Company's senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee's compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company's allocation of expense for these plans for each of the years ended December 31, 2000, 1999 and 1998 was negligible. AEGON also sponsors an employee stock option plan for individuals employed at least

                           PFL Life Insurance Company

                             (Dollars in thousands)


8. Retirement and Compensation Plans (continued)

three years and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $41, $28 and $62 for the years ended December 31, 2000, 1999 and 1998, respectively.

9. Related Party Transactions

The Company shares certain offices, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2000, 1999 and 1998, the Company paid $21,115, $19,983 and $18,706, respectively, for these services, which approximates their costs to the affiliates.

Payables to affiliates bear interest at the thirty-day commercial paper rate of 6.40% at December 31, 2000. During 2000, 1999 and 1998, the Company paid net interest of $1,234, $1,994 and $1,491, respectively, to affiliates.

During 2000, the Company received a capital contribution of $100,000 in cash from its parent.

At December 31, 2000 and 1999, the Company has net short-term notes payable to an affiliate of $6,200 and $144,500, respectively. At December 31, 2000, this consists of short-term notes receivable from affiliates of $99,800 and short-term notes payable to affiliates of $106,000. At December 31, 1999, this consists of short-term notes receivable from affiliates of $21,300 and short-term notes payable to affiliates of $165,800. Interest on these notes accrues at rates ranging from 6.48% to 6.52% at December 31, 2000 and 4.85% to 5.90% at December 31, 1999.

During 1998, the Company issued life insurance policies to certain affiliated companies, covering the lives of certain employees of those affiliates. Premiums of $174,000 related to these policies were recognized during 1998, and aggregate reserves for policies and contracts are $199,491 and $190,299 at December 31, 2000 and 1999, respectively.

10. Commitments and Contingencies

The Company has issued Trust (synthetic) GIC contracts to plan sponsors totaling $311,477 and $374,124 at December 31, 2000 and 1999, respectively, pursuant to terms under which the plan sponsor retains ownership of the assets related to these contracts. The Company guarantees to provide benefit responsiveness in the event that plan benefit requests and other contractual commitments exceed plan cash flows. The plan sponsor agrees to reimburse the Company for such benefit payments with interest, either at a fixed or floating rate, from future plan and asset cash flows. In return for this guarantee, the Company receives a premium which varies based on such

                           PFL Life Insurance Company

                             (Dollars in thousands)


10. Commitments and Contingencies (continued)

elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow matching. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material effect on reported financial results. The assets relating to such contracts are not recognized in the Company's statutory-basis financial statements. A contract reserve has been established for the possibility of unexpected benefit payments at below market interest rates.

The Company may lend securities to approved broker and other parties to earn additional income. The Company receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of loaned securities is determined at the close of business and any additional required collateral is delivered to the Company on the next business day. Although risk is mitigated by collateral, the account could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. At December 31, 2000, the value of securities loaned amounted to $148,927.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management's opinion, after consultation with counsel and a review of available facts, that damages arising from such demands will not be material to the Company's financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $20,188 and $19,662 and an offsetting premium tax benefit of $7,429 and $7,429 at December 31, 2000 and 1999, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (benefit) was $1,134, $1,994 and $1,985 for the years ended December 31, 2000, 1999 and 1998, respectively.

                           PFL Life Insurance Company

                       Summary of Investments--Other Than
                         Investments in Related Parties

                             (Dollars in thousands)
                               December 31, 2000

SCHEDULE I

                                                                Amount at Which
                                                       Market    Shown in the
           Type of Investment              Cost(1)     Value     Balance Sheet
           ------------------             ---------- ---------- ---------------
Fixed maturities
Bonds:
  United States Government and government
   agencies and authorities.............. $   96,119 $   96,425   $   96,119
  States, municipalities and political
   subdivisions..........................    781,607    787,691      781,607
  Foreign governments....................    201,103    206,947      201,103
  Public utilities.......................    573,870    578,806      573,870
  All other corporate bonds..............  5,357,126  5,345,122    5,357,126
Redeemable preferred stock...............     19,987     18,215       19,987
                                          ---------- ----------   ----------
Total fixed maturities...................  7,029,812  7,033,206    7,029,812
Equity securities
Common stocks:
  Public utilities.......................      1,044      1,319        1,319
  Banks, trust and insurance.............      2,108      2,344        2,344
  Industrial, miscellaneous and all
   other.................................     71,989     81,073       81,073
                                          ---------- ----------   ----------
Total equity securities..................     75,141     84,736       84,736
Mortgage loans on real estate............  1,585,896               1,585,896
Real estate..............................     38,671                  38,671
Real estate acquired in satisfaction of
 debt....................................     15,599                  15,599
Policy loans.............................     57,571                  57,571
Other long-term investments..............    218,340                 218,340
Cash and short-term investments..........     98,224                  98,224
                                          ----------              ----------
Total investments........................ $9,119,254              $9,128,849
                                          ==========              ==========

--------
(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

                           PFL Life Insurance Company

                      Supplementary Insurance Information
                             (Dollars in thousands)

SCHEDULE III

                                              Future Policy          Policy and
                                              Benefits and  Unearned  Contract
                                                Expenses    Premiums Liabilities
                                              ------------- -------- -----------
Year ended December 31, 2000
Individual life..............................  $2,107,973   $   --     $ 9,993
Individual health............................     179,488    10,825     11,585
Group life and health........................     109,570     7,014     20,817
Annuity......................................   4,577,664       --         --
                                               ----------   -------    -------
                                               $6,974,695   $17,839    $42,395
                                               ==========   =======    =======
Year ended December 31, 1999
Individual life..............................  $1,550,188   $   --     $ 8,607
Individual health............................     133,214    10,311     10,452
Group life and health........................     105,035     8,604     27,088
Annuity......................................   4,036,751       --         --
                                               ----------   -------    -------
                                               $5,825,188   $18,915    $46,147
                                               ==========   =======    =======
Year ended December 31, 1998
Individual life..............................  $1,355,283   $   --     $ 8,976
Individual health............................      94,294     9,631     12,123
Group life and health........................      93,405    10,298     36,908
Annuity......................................   3,925,293       --         --
                                               ----------   -------    -------
                                               $5,468,275   $19,929    $58,007
                                               ==========   =======    =======

                           PFL Life Insurance Company

                      Supplementary Insurance Information
                             (Dollars in thousands)

SCHEDULE III

                                       Net      Benefits, Claims     Other
                          Premium   Investment     Losses and      Operating Premiums
                          Revenue    Income*   Settlement Expenses Expenses* Written
                         ---------- ---------- ------------------- --------- --------
Year ended December 31,
 2000
Individual life......... $  881,652  $132,477      $  649,924      $476,394  $    --
Individual health.......     88,222    14,132          71,399        39,427    88,000
Group life and health...     64,956    11,008          45,383        33,422    63,474
Annuity.................  3,223,121   369,696       3,203,819       247,718       --
                         ----------  --------      ----------      --------
                         $4,257,951  $527,313      $3,970,525      $796,961
                         ==========  ========      ==========      ========
Year ended December 31,
 1999
Individual life......... $  226,456  $104,029      $  274,730      $141,030  $    --
Individual health.......     77,985    10,036          58,649        35,329    77,716
Group life and health...     83,639    10,422          61,143        38,075    81,918
Annuity.................  1,413,049   313,062       1,303,537       328,821       --
                         ----------  --------      ----------      --------
                         $1,801,129  $437,549      $1,698,059      $543,255
                         ==========  ========      ==========      ========
Year ended December 31,
 1998
Individual life......... $  514,194  $ 85,258      $  545,720      $ 87,455  $    --
Individual health.......     68,963     8,004          48,144        30,442    68,745
Group life and health...    111,547    11,426          82,690        54,352   108,769
Annuity.................    667,920   342,296         592,085       335,359       --
                         ----------  --------      ----------      --------
                         $1,362,624  $446,984      $1,268,639      $507,608
                         ==========  ========      ==========      ========

--------
* Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

                           PFL Life Insurance Company

                                  Reinsurance
                             (Dollars in thousands)

SCHEDULE IV

                                                                      Percentage
                                     Ceded to    Assumed              of Amount
                           Gross      Other     From Other            Assumed to
                           Amount   Companies   Companies  Net Amount    Net
                         ---------- ----------  ---------- ---------- ----------
Year ended December 31,
 2000
Life insurance in
 force.................. $9,477,758 $1,088,937  $   70,808 $8,459,629      .8%
                         ========== ==========  ========== ==========    ====
Premiums:
  Individual life....... $  882,584 $    4,575  $    3,361 $  881,370     0.4%
  Individual health.....     92,426      4,204         --      88,222     --
  Group life and
   health...............    173,505    108,550         --      64,955     --
  Annuity...............  2,056,508      7,576   1,174,472  3,223,404    36.4
                         ---------- ----------  ---------- ----------    ----
                         $3,205,023 $  124,905  $1,177,833 $4,257,951    27.7%
                         ========== ==========  ========== ==========    ====
Year ended December 31,
 1999
Life insurance in
 force.................. $6,538,901 $ (500,192) $  415,910 $6,454,619     6.4%
                         ========== ==========  ========== ==========    ====
Premiums:
  Individual life....... $  227,363 $    3,967  $    2,723 $  226,119     1.2%
  Individual health.....     83,489      5,504         --      77,985     --
  Group life and
   health...............    205,752    122,113         --      83,639     --
  Annuity...............  1,426,112     12,726         --   1,413,386     --
                         ---------- ----------  ---------- ----------    ----
                         $1,942,716 $  144,310  $    2,723 $1,801,129     0.2%
                         ========== ==========  ========== ==========    ====
Year ended December 31,
 1998
Life insurance in
 force.................. $6,384,095 $  438,590  $   39,116 $5,984,621      .6%
                         ========== ==========  ========== ==========    ====
Premiums:
  Individual life....... $  515,164 $    3,692  $    2,366 $  513,838      .5%
  Individual health.....     76,438      7,475         --      68,963     --
  Group life and
   health...............    255,848    144,301         --     111,547     --
  Annuity...............    686,372     18,096         --     668,276     --
                         ---------- ----------  ---------- ----------    ----
                         $1,533,822 $  173,564  $    2,366 $1,362,624      .2%
                         ========== ==========  ========== ==========    ====

                              Financial Statements

                    PFL Retirement Builder Variable Annuity
                  Account - Portfolio Select Variable Annuity

                          Year ended December 31, 2000
                      with Report of Independent Auditors

                    PFL Retirement Builder Variable Annuity
                  Account - Portfolio Select Variable Annuity

                              Financial Statements


                          Year ended December 31, 2000



                                    Contents


Report of Independent Auditors.............................................   1

Financial Statements

Balance Sheets.............................................................   3
Statements of Operations...................................................  21
Statements of Changes in Contract Owners' Equity...........................  29
Notes to Financial Statements..............................................  43

                         Report of Independent Auditors



The Board of Directors and Contract Owners of the Portfolio Select Variable Annuity,
PFL Life Insurance Company


We have audited the accompanying balance sheets of certain subaccounts of PFL Retirement Builder Variable Annuity Account (comprised of AIM V.I. Capital Appreciation, AIM V.I. Growth and Income, AIM V.I. International Equity, AIM V.I. Value, AIM V.I. Dent Demographic Trends, Davis Value, Evergreen VA, Evergreen VA Foundation, Evergreen VA Growth and Income, Evergreen VA Global Leaders, Evergreen VA International Growth, Evergreen VA Capital Growth, Evergreen VA Growth, Evergreen VA High Income, Federated American Leaders II, Federated High Income Bond II, MFS Emerging Growth, MFS Research, MFS Total Return, MFS Utilities, Oppenheimer Capital Appreciation, Oppenheimer Main Street Growth and Income, Oppenheimer Multiple Strategies, Oppenheimer Strategic Bond, Putnam VT Global Growth, Putnam VT Growth and Income, Putnam VT Growth Opportunities, Putnam VT Money Market, Putnam VT New Value, Fidelity - VIP High Income, Fidelity - VIP Equity-Income, Fidelity - VIP Growth, Fidelity - VIP II Index 500, Fidelity - VIP II Investment Grade Bond, Fidelity - VIP III Growth Opportunities, Templeton International Securities, Templeton Asset Strategy, Franklin Small Cap Fund, and Templeton Developing Markets Securities subaccounts), which are available for investment by contract owners of the Portfolio Select Variable Annuity, as of December 31, 2000, and the related statements of operations for the periods then ended as indicated thereon and changes in contract owners' equity for the periods indicated thereon. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2000, by correspondence with the mutual funds' transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of PFL Retirement Builder Variable Annuity Account which are available for investment by contract owners of the Portfolio Select Variable Annuity at December 31, 2000, and the results of their operations for the periods then ended as indicated thereon and changes in their contract owners' equity for the periods indicated thereon in conformity with accounting principles generally accepted in the United States.



Des Moines, Iowa
February 2, 2001

                    PFL Retirement Builder Variable Annuity
                  Account - Portfolio Select Variable Annuity

                                 Balance Sheets

                               December 31, 2000



                                                              AIM V.I. Capital    AIM V.I. Growth        AIM V.I.
                                                                Appreciation        and Income        International
                                                                 Subaccount         Subaccount      Equity Subaccount
                                                              -------------------------------------------------------
Assets
Cash                                                             $       7         $       245         $         -
Investments in mutual funds, at current market value:
 AIM Variable Insurance Funds, Inc.:
  AIM V.I. Capital Appreciation Fund                               819,910                   -                   -
  AIM V.I. Growth and Income Fund                                        -          21,686,299                   -
  AIM V.I. International Equity Fund                                     -                   -           4,367,782
  AIM V.I. Value Fund                                                    -                   -                   -
  AIM V.I. Dent Demographic Trends Fund                                  -                   -                   -
 Davis Variable Account Fund, Inc.:
  Davis Value Portfolio                                                  -                   -                   -
 Evergreen Variable Trust:
  Evergreen VA Fund                                                      -                   -                   -
  Evergreen VA Foundation Fund                                           -                   -                   -
  Evergreen VA Growth and Income Fund                                    -                   -                   -
  Evergreen VA Global Leaders Fund                                       -                   -                   -
  Evergreen VA International Growth Fund                                 -                   -                   -
  Evergreen VA Capital Growth Fund                                       -                   -                   -
  Evergreen VA Growth Fund                                               -                   -                   -
  Evergreen VA High Income Fund                                          -                   -                   -
 Federated Insurance Series:
  Federated American Leaders Fund II                                     -                   -                   -
  Federated High Income Bond Fund II                                     -                   -                   -
 MFS Variable Insurance Trust:
  MFS Emerging Growth Series                                             -                   -                   -
  MFS Research Series                                                    -                   -                   -
  MFS Total Return Series                                                -                   -                   -
  MFS Utilities Series                                                   -                   -                   -
 Oppenheimer Variable Account Funds:
  Oppenheimer Capital Appreciation Fund/VA                               -                   -                   -
  Oppenheimer Main Street Growth and Income Fund/VA                      -                   -                   -
  Oppenheimer Multiple Strategies Fund/VA                                -                   -                   -
  Oppenheimer Strategic Bond Fund/VA                                     -                   -                   -
 Putnam Variable Trust:
  Putnam VT Global Growth Fund                                           -                   -                   -
  Putnam VT Growth and Income Fund                                       -                   -                   -
  Putnam VT Growth Opportunities Fund                                    -                   -                   -
  Putnam VT Money Market Fund                                            -                   -                   -
  Putnam VT New Value Fund                                               -                   -                   -

                    AIM V.I. Dent                                               Evergreen VA       Evergreen VA
    AIM V.I.         Demographic        Davis Value        Evergreen VA         Foundation       Growth and Income
Value Subaccount  Trends Subaccount      Subaccount         Subaccount          Subaccount          Subaccount
------------------------------------------------------------------------------------------------------------------

   $        -        $       15           $      -          $        -           $      95         $         -


            -                 -                  -                   -                   -                   -
            -                 -                  -                   -                   -                   -
            -                 -                  -                   -                   -                   -
   43,985,486                 -                  -                   -                   -                   -
            -         1,141,341                  -                   -                   -                   -

            -                 -            717,381                   -                   -                   -

            -                 -                  -           2,511,198                   -                   -
            -                 -                  -                   -          21,938,320                   -
            -                 -                  -                   -                   -           3,661,327
            -                 -                  -                   -                   -                   -
            -                 -                  -                   -                   -                   -
            -                 -                  -                   -                   -                   -
            -                 -                  -                   -                   -                   -
            -                 -                  -                   -                   -                   -

            -                 -                  -                   -                   -                   -
            -                 -                  -                   -                   -                   -

            -                 -                  -                   -                   -                   -
            -                 -                  -                   -                   -                   -
            -                 -                  -                   -                   -                   -
            -                 -                  -                   -                   -                   -

            -                 -                  -                   -                   -                   -
            -                 -                  -                   -                   -                   -
            -                 -                  -                   -                   -                   -
            -                 -                  -                   -                   -                   -

            -                 -                  -                   -                   -                   -
            -                 -                  -                   -                   -                   -
            -                 -                  -                   -                   -                   -
            -                 -                  -                   -                   -                   -
            -                 -                  -                   -                   -                   -

                    PFL Retirement Builder Variable Annuity
                  Account - Portfolio Select Variable Annuity

                           Balance Sheets (continued)



                                                    AIM V.I. Capital    AIM V.I. Growth         AIM V.I.
                                                      Appreciation         and Income        International
                                                       Subaccount          Subaccount      Equity Subaccount
                                                  -----------------------------------------------------------
Assets (continued)
Investments in mutual funds, at current market
 value (continued):
 Variable Insurance Products Fund:
  Fidelity - VIP High Income Portfolio                   $      -         $         -         $        -
  Fidelity - VIP Equity-Income Portfolio                        -                   -                  -
  Fidelity - VIP Growth Portfolio                               -                   -                  -
 Variable Insurance Products Fund II:
  Fidelity - VIP II Index 500 Portfolio                         -                   -                  -
  Fidelity - VIP II Investment Grade Bond
   Portfolio                                                    -                   -                  -
 Variable Insurance Products Fund III:
  Fidelity - VIP III Growth Opportunities
   Portfolio                                                    -                   -                  -
 Franklin Templeton Variable Products Series Fund:
  Templeton International Securities Fund                       -                   -                  -
  Templeton Asset Strategy Fund                                 -                   -                  -
  Franklin Small Cap Fund                                       -                   -                  -
  Templeton Developing Markets Securities Fund
                                                                -                   -                  -
                                                  -----------------------------------------------------------
Total investments in mutual funds                         819,910          21,686,299          4,367,782
                                                  -----------------------------------------------------------
Total assets                                             $819,917         $21,686,544         $4,367,782
                                                  ===========================================================

Liabilities and contract owners' equity
Liabilities:
 Contract terminations payable                           $      -         $         -         $       52
                                                  -----------------------------------------------------------
Total liabilities                                               -                   -                 52

Contract owners' equity:
 Deferred annuity contracts terminable by owners          819,917         21,686, 544          4,367,730
                                                  -----------------------------------------------------------
Total liabilities and contract owners' equity            $819,917        $21,686, 544         $4,387,782
                                                  ===========================================================

See accompanying notes.

                       AIM V.I. Dent                                                                Evergreen VA
         AIM V.I.       Demographic                                             Evergreen VA         Growth and
          Value            Trends        Davis Value        Evergreen VA         Foundation            Income
        Subaccount       Subaccount       Subaccount         Subaccount          Subaccount          Subaccount
-------------------------------------------------------------------------------------------------------------------

   $         -        $        -         $      -          $        -         $         -          $        -
             -
             -                 -                -                   -                   -                   -
             -                 -                -                   -                   -                   -

             -                 -                -                   -                   -                   -

             -                 -                -                   -                   -                   -


             -                 -                -                   -                   -                   -


             -                 -                -                   -                   -                   -
             -                 -                -                   -                   -                   -
             -                 -                -                   -                   -                   -

             -                 -                -                   -                   -                   -
-----------------------------------------------------------------------------------------------------------------
    43,985,486         1,141,341          717,381           2,511,198          21,938,320           3,661,327
-----------------------------------------------------------------------------------------------------------------
   $43,985,486        $1,141,356         $717,381          $2,511,198         $21,938,415          $3,661,327
=================================================================================================================



   $       167        $        -         $      5          $        -         $         -          $        8
-----------------------------------------------------------------------------------------------------------------
           167                 -                5                   -                   -                   8


    43,985,319         1,141,356          717,376           2,511,198          21,938,415           3,661,319
-----------------------------------------------------------------------------------------------------------------
   $43,985,486        $1,141,356         $717,381          $2,511,198         $21,938,415          $3,661,327
=================================================================================================================

                    PFL Retirement Builder Variable Annuity
                  Account - Portfolio Select Variable Annuity

                           Balance Sheets (continued)



                                                     Evergreen VA           Evergreen VA      Evergreen VA
                                                        Global              International        Capital
                                                       Leaders                 Growth            Growth
                                                      Subaccount             Subaccount         Subaccount
                                                  ----------------------------------------------------------

Assets
Cash                                                $             -      $           -        $          9
Investments in mutual funds, at current market
 value:
 AIM Variable Insurance Funds, Inc.:
  AIM V.I. Capital Appreciation Fund                              -                  -                   -
  AIM V.I. Growth and Income Fund                                 -                  -                   -
  AIM V.I. International Equity Fund                              -                  -                   -
  AIM V.I. Value Fund                                             -                  -                   -
  AIM V.I. Dent Demographic Trends Fund                           -                  -                   -
 Davis Variable Account Fund, Inc.:
  Davis Value Portfolio                                           -                  -                   -
 Evergreen Variable Trust:
  Evergreen VA Fund                                               -                  -                   -
  Evergreen VA Foundation Fund                                    -                  -                   -
  Evergreen VA Growth and Income Fund                             -                  -                   -
  Evergreen VA Global Leaders Fund                        2,883,662                  -                   -
  Evergreen VA International Growth Fund                          -            654,932                   -
  Evergreen VA Capital Growth Fund                                -                  -           4,151,817
  Evergreen VA Growth Fund                                        -                  -                   -
  Evergreen VA High Income Fund                                   -                  -                   -
 Federated Insurance Series:
  Federated American Leaders Fund II                              -                  -                   -
  Federated High Income Bond Fund II                              -                  -                   -
 MFS Variable Insurance Trust:
  MFS Emerging Growth Series                                      -                  -                   -
  MFS Research Series                                             -                  -                   -
  MFS Total Return Series                                         -                  -                   -
  MFS Utilities Series                                            -                  -                   -
 Oppenheimer Variable Account Funds:
  Oppenheimer Capital Appreciation Fund/VA                        -                  -                   -
  Oppenheimer Main Street Growth and Income
   Fund/VA                                                        -                  -                   -
  Oppenheimer Multiple Strategies Fund/VA                         -                  -                   -
  Oppenheimer Strategic Bond Fund/VA                              -                  -                   -
 Putnam Variable Trust:
  Putnam VT Global Growth Fund                                    -                  -                   -
  Putnam VT Growth and Income Fund                                -                  -                   -
  Putnam VT Growth Opportunities Fund                             -                  -                   -
  Putnam VT Money Market Fund                                     -                  -                   -
  Putnam VT New Value Fund                                        -                  -                   -

                                         Federated
Evergreen VA      Evergreen VA High       American        Federated High
  Growth             High Income         Leaders II       Income Bond II       MFS Emerging        MFS Research
Subaccount            Subaccount         Subaccount         Subaccount      Growth Subaccount       Subaccount
------------------------------------------------------------------------------------------------------------------

$        -          $          -      $          -         $         -         $       216         $        83



         -                     -                 -                   -                   -                   -
         -                     -                 -                   -                   -                   -
         -                     -                 -                   -                   -                   -
         -                     -                 -                   -                   -                   -
         -                     -                 -                   -                   -                   -

         -                     -                 -                   -                   -                   -

         -                     -                 -                   -                   -                   -
         -                     -                 -                   -                   -                   -
         -                     -                 -                   -                   -                   -
         -                     -                 -                   -                   -                   -
         -                     -                 -                   -                   -                   -
         -                     -                 -                   -                   -                   -
 1,792,215                     -                 -                   -                   -                   -
         -               225,253                 -                   -                   -                   -

         -                     -           414,362                   -                   -                   -
         -                     -                 -           6,538,496                   -                   -

         -                     -                 -                   -          24,759,016                   -
         -                     -                 -                   -                   -          14,161,667
         -                     -                 -                   -                   -                   -
         -                     -                 -                   -                   -                   -

         -                     -                 -                   -                   -                   -

         -                     -                 -                   -                   -                   -
         -                     -                 -                   -                   -                   -
         -                     -                 -                   -                   -                   -

         -                     -                 -                   -                   -                   -
         -                     -                 -                   -                   -                   -
         -                     -                 -                   -                   -                   -
         -                     -                 -                   -                   -                   -
         -                     -                 -                   -                   -                   -

                    PFL Retirement Builder Variable Annuity
                  Account - Portfolio Select Variable Annuity

                          Balance Sheets (continued)



                                                      Evergreen VA       Evergreen VA        Evergreen VA
                                                     Global Leaders      International      Capital Growth
                                                       Subaccount      Growth Subaccount      Subaccount
                                                  ----------------------------------------------------------
Assets (continued)
Investments in mutual funds, at current market
 value (continued):
 Variable Insurance Products Fund:
  Fidelity - VIP High Income Portfolio                 $        -          $      -            $        -
  Fidelity - VIP Equity-Income Portfolio                        -                 -                     -
  Fidelity - VIP Growth Portfolio                               -                 -                     -
Variable Insurance Products Fund II:
  Fidelity - VIP II Index 500 Portfolio                         -                 -                     -
  Fidelity - VIP II Investment Grade Bond
   Portfolio                                                    -                 -                     -
 Variable Insurance Products Fund III:
  Fidelity - VIP III Growth Opportunities
   Portfolio                                                    -                 -                     -
 Franklin Templeton Variable Products Series Fund:
  Templeton International Securities Fund                       -                 -                     -
  Templeton Asset Strategy Fund                                 -                 -                     -
  Franklin Small Cap Fund                                       -                 -                     -
  Templeton Developing Markets Securities Fund                  -                 -                     -
                                                  ----------------------------------------------------------
Total investments in mutual funds                       2,883,662           654,932             4,151,817
                                                  ----------------------------------------------------------
Total assets                                           $2,883,662          $654,932            $4,151,826
                                                  ==========================================================

Liabilities and contract owners' equity
Liabilities:
 Contract terminations payable                         $        5          $      8            $        -
                                                  ----------------------------------------------------------
Total liabilities                                               5                 8                     -

Contract owners' equity:
 Deferred annuity contracts terminable by owners        2,883,657           654,924             4,151,826
                                                  -------------------------------------------------------
Total liabilities and contract owners' equity          $2,883,662          $654,932            $4,151,826
                                                  ==========================================================

See accompanying notes.

                                         Federated
Evergreen VA      Evergreen VA High       American        Federated High
  Growth             High Income         Leaders II       Income Bond II       MFS Emerging        MFS Research
 Subaccount           Subaccount         Subaccount         Subaccount      Growth Subaccount       Subaccount
------------------------------------------------------------------------------------------------------------------


$        -              $      -           $      -          $        -         $         -         $         -
         -                     -                  -                   -                   -                   -
         -                     -                  -                   -                   -                   -

         -                     -                  -                   -                   -                   -

         -                     -                  -                   -                   -                   -


         -                     -                  -                   -                   -                   -


         -                     -                  -                   -                   -                   -
         -                     -                  -                   -                   -                   -
         -                     -                  -                   -                   -                   -

         -                     -                  -                   -                   -                   -
------------------------------------------------------------------------------------------------------------------
 1,792,215               225,253            414,362           6,538,496          24,759,016          14,161,667
------------------------------------------------------------------------------------------------------------------
$1,792,215              $225,253           $414,362          $6,538,496         $24,759,232         $14,161,750
==================================================================================================================



$       27              $      -           $      2          $       32         $         -         $         -
------------------------------------------------------------------------------------------------------------------
        27                     -                  2                  32                   -                   -


 1,792,188               225,253            414,360           6,538,464          24,759,232          14,161,750
------------------------------------------------------------------------------------------------------------------
$1,792,215              $225,253           $414,362          $6,538,496         $24,759,232         $14,161,750
==================================================================================================================

                    PFL Retirement Builder Variable Annuity
                  Account - Portfolio Select Variable Annuity

                           Balance Sheets (continued)



                                                                                             Oppenheimer
                                                      MFS Total            MFS                 Capital
                                                        Return          Utilities            Appreciation
                                                       Subaccount       Subaccount            Subaccount
                                                  ----------------------------------------------------------
Assets
Cash                                                 $          -        $          -         $        42
Investments in mutual funds, at current market
 value:
 AIM Variable Insurance Funds, Inc.:
  AIM V.I. Capital Appreciation Fund                            -                   -                   -
  AIM V.I. Growth and Income Fund                               -                   -                   -
  AIM V.I. International Equity Fund                            -                   -                   -
  AIM V.I. Value Fund                                           -                   -                   -
  AIM V.I. Dent Demographic Trends Fund                         -                   -                   -
 Davis Variable Account Fund, Inc.:
  Davis Value Portfolio                                         -                   -                   -
 Evergreen Variable Trust:
  Evergreen VA Fund                                             -                   -                   -
  Evergreen VA Foundation Fund                                  -                   -                   -
  Evergreen VA Growth and Income Fund                           -                   -                   -
  Evergreen VA Global Leaders Fund                              -                   -                   -
  Evergreen VA International Growth Fund                        -                   -                   -
  Evergreen VA Capital Growth Fund                              -                   -                   -
  Evergreen VA Growth Fund                                      -                   -                   -
  Evergreen VA High Income Fund                                 -                   -                   -
 Federated Insurance Series:
  Federated American Leaders Fund II                            -                   -                   -
  Federated High Income Bond Fund II                            -                   -                   -
 MFS Variable Insurance Trust:
  MFS Emerging Growth Series                                    -                   -                   -
  MFS Research Series                                           -                   -                   -
  MFS Total Return Series                               9,395,595                   -                   -
  MFS Utilities Series                                          -          12,641,823                   -
 Oppenheimer Variable Account Funds:
  Oppenheimer Capital Appreciation Fund/VA                      -                   -          19,676,246
  Oppenheimer Main Street Growth and Income
   Fund/VA                                                      -                   -                   -
   Oppenheimer Multiple Strategies Fund/VA                      -                   -                   -
   Oppenheimer Strategic Bond Fund/VA                           -                   -                   -
 Putnam Variable Trust:
  Putnam VT Global Growth Fund                                  -                   -                   -
  Putnam VT Growth and Income Fund                              -                   -                   -
  Putnam VT Growth Opportunities Fund                           -                   -                   -
  Putnam VT Money Market Fund                                   -                   -                   -
  Putnam VT New Value Fund                                      -                   -                   -

Oppenheimer
Main Street          Oppenheimer
Growth and             Multiple         Oppenheimer                          Putnam VT Growth    Putnam VT Growth
  Income              Strategies       Strategic Bond   Putnam VT Global        and Income        Opportunities
Subaccount            Subaccount         Subaccount     Growth Subaccount       Subaccount          Subaccount
------------------------------------------------------------------------------------------------------------------

$       6             $         -        $        -          $      109          $        -          $       26



        -                       -                 -                   -                   -                   -
        -                       -                 -                   -                   -                   -
        -                       -                 -                   -                   -                   -
        -                       -                 -                   -                   -                   -
        -                       -                 -                   -                   -                   -

        -                       -                 -                   -                   -                   -

        -                       -                 -                   -                   -                   -
        -                       -                 -                   -                   -                   -
        -                       -                 -                   -                   -                   -
        -                       -                 -                   -                   -                   -
        -                       -                 -                   -                   -                   -
        -                       -                 -                   -                   -                   -
        -                       -                 -                   -                   -                   -
        -                       -                 -                   -                   -                   -

        -                       -                 -                   -                   -                   -
        -                       -                 -                   -                   -                   -

        -                       -                 -                   -                   -                   -
        -                       -                 -                   -                   -                   -
        -                       -                 -                   -                   -                   -
        -                       -                 -                   -                   -                   -

        -                       -                 -                   -                   -                   -

1,260,416                       -                 -                   -                   -                   -
        -               3,291,962                 -                   -                   -                   -
        -                       -         6,050,984                   -                   -                   -

        -                       -                 -           9,743,079                   -                   -
        -                       -                 -                   -             297,577                   -
        -                       -                 -                   -                   -           1,244,274
        -                       -                 -                   -                   -                   -
        -                       -                 -                   -                   -                   -

                    PFL Retirement Builder Variable Annuity
                  Account - Portfolio Select Variable Annuity

                           Balance Sheets (continued)



                                                                                             Oppenheimer
                                                       MFS Total                               Capital
                                                         Return         MFS Utilities        Appreciation
                                                       Subaccount         Subaccount          Subaccount
                                                  -----------------------------------------------------------
Assets (continued)
Investments in mutual funds, at current market
  value (continued):
  Variable Insurance Products Fund:
   Fidelity - VIP High Income Portfolio               $        -         $         -         $         -
   Fidelity - VIP Equity-Income Portfolio                      -                   -                   -
   Fidelity - VIP Growth Portfolio                             -                   -                   -
  Variable Insurance Products Fund II:
   Fidelity - VIP II Index 500 Portfolio                       -                   -                   -
   Fidelity - VIP II Investment Grade Bond
     Portfolio                                                 -                   -                   -
  Variable Insurance Products Fund III:
   Fidelity - VIP III Growth Opportunities
    Portfolio                                                  -                   -                   -
 Franklin Templeton Variable Products Series Fund:
  Templeton International Securities Fund                      -                   -                   -
  Templeton Asset Strategy Fund                                -                   -                   -
  Franklin Small Cap Fund                                      -                   -                   -
  Templeton Developing Markets Securities Fund                 -                   -                   -
                                                  -----------------------------------------------------------
Total investments in mutual funds                      9,395,595          12,641,823          19,676,246
                                                  -----------------------------------------------------------
Total assets                                          $9,395,595         $12,641,823         $19,676,288
                                                  ===========================================================

Liabilities and contract owners' equity
Liabilities:
 Contract terminations payable                        $       10         $       130         $         -
                                                  -----------------------------------------------------------
Total liabilities                                             10                 130                   -

Contract owners' equity:
 Deferred annuity contracts terminable by owners       9,395,585          12,641,693          19,676,288
                                                  -----------------------------------------------------------
Total liabilities and contract owners' equity         $9,395,595         $12,641,823         $19,676,288
                                                  ===========================================================



See accompanying notes.

Oppenheimer
Main Street          Oppenheimer
Growth and             Multiple         Oppenheimer                          Putnam VT Growth    Putnam VT Growth
  Income              Strategies       Strategic Bond   Putnam VT Global       and Income        Opportunities
Subaccount            Subaccount         Subaccount     Growth Subaccount       Subaccount          Subaccount
------------------------------------------------------------------------------------------------------------------




$        -           $        -        $        -          $        -            $      -          $        -
         -                    -                 -                   -                   -                   -
         -                    -                 -                   -                   -                   -

         -                    -                 -                   -                   -                   -

         -                    -                 -                   -                   -                   -


         -                    -                 -                   -                   -                   -


         -                    -                 -                   -                   -                   -
         -                    -                 -                   -                   -                   -
         -                    -                 -                   -                   -                   -

         -                    -                 -                   -                   -                   -
------------------------------------------------------------------------------------------------------------------
 1,260,416            3,291,962         6,050,984           9,743,079             297,577           1,244,274
------------------------------------------------------------------------------------------------------------------
$1,260,422           $3,291,962        $6,050,984          $9,743,188            $297,577          $1,244,300
==================================================================================================================



$        -          $        10        $       17          $        -            $      -          $        -
------------------------------------------------------------------------------------------------------------------
         -                   10                17                   -                   -


 1,260,422            3,291,952         6,050,967           9,743,188             297,577           1,244,300
------------------------------------------------------------------------------------------------------------------
$1,260,422           $3,291,962        $6,050,984          $9,743,188            $297,577          $1,244,300
==================================================================================================================

                    PFL Retirement Builder Variable Annuity
                  Account - Portfolio Select Variable Annuity

                           Balance Sheets (continued)



                                                                                             Fidelity -
                                                     Putnam VT Money     Putnam VT New    VIP High Income
                                                    Market Subaccount  Value Subaccount      Subaccount
                                                  ---------------------------------------------------------

Assets
Cash                                                   $       46        $         -       $          -
Investments in mutual funds, at current market
 value:
 AIM Variable Insurance Funds, Inc.:
  AIM V.I. Capital Appreciation Fund                            -                  -                  -
  AIM V.I. Growth and Income Fund                               -                  -                  -
  AIM V.I. International Equity Fund                            -                  -                  -
  AIM V.I. Value Fund                                           -                  -                  -
  AIM V.I. Dent Demographic Trends Fund                         -                  -                  -
 Davis Variable Account Fund, Inc.:
  Davis Value Portfolio                                         -                  -                  -
 Evergreen Variable Trust:
  Evergreen VA Fund                                             -                  -                  -
  Evergreen VA Foundation Fund                                  -                  -                  -
  Evergreen VA Growth and Income Fund                           -                  -                  -
  Evergreen VA Global Leaders Fund                              -                  -                  -
  Evergreen VA International Growth Fund                        -                  -                  -
  Evergreen VA Capital Growth Fund                              -                  -                  -
  Evergreen VA Growth Fund                                      -                  -                  -
  Evergreen VA High Income Fund                                 -                  -                  -
 Federated Insurance Series:
  Federated American Leaders Fund II                            -                  -                  -
  Federated High Income Bond Fund II                            -                  -                  -
 MFS Variable Insurance Trust:
  MFS Emerging Growth Series                                    -                  -                  -
  MFS Research Series                                           -                  -                  -
  MFS Total Return Series                                       -                  -                  -
  MFS Utilities Series                                          -                  -                  -
 Oppenheimer Variable Account Funds:
  Oppenheimer Capital Appreciation Fund/VA                      -                  -                  -
  Oppenheimer Main Street Growth and Income
   Fund/VA                                                      -                  -                  -
  Oppenheimer Multiple Strategies Fund/VA                       -                  -                  -
  Oppenheimer Strategic Bond Fund/VA                            -                  -                  -
 Putnam Variable Trust:
  Putnam VT Global Growth Fund                                  -                  -                  -
  Putnam VT Growth and Income Fund                              -                  -                  -
  Putnam VT Growth Opportunities Fund                           -                  -                  -
  Putnam VT Money Market Fund                           4,734,308                  -                  -
  Putnam VT New Value Fund                                      -          2,449,916                  -

                                         Fidelity -                             Fidelity -          Templeton
 Fidelity - VIP       Fidelity -           VIP II       Fidelity - VIP II     VIP III Growth      International
 Equity-Income        VIP Growth         Index 500       Investment Grade     Opportunities         Securities
   Subaccount         Subaccount         Subaccount      Bond Subaccount        Subaccount          Subaccount
------------------------------------------------------------------------------------------------------------------

   $        1         $      12          $    167          $        -            $     58          $        -



            -                 -                 -                   -                   -                   -
            -                 -                 -                   -                   -                   -
            -                 -                 -                   -                   -                   -
            -                 -                 -                   -                   -                   -
            -                 -                 -                   -                   -                   -

            -                 -                 -                   -                   -                   -

            -                 -                 -                   -                   -                   -
            -                 -                 -                   -                   -                   -
            -                 -                 -                   -                   -                   -
            -                 -                 -                   -                   -                   -
            -                 -                 -                   -                   -                   -
            -                 -                 -                   -                   -                   -
            -                 -                 -                   -                   -                   -
            -                 -                 -                   -                   -                   -

            -                 -                 -                   -                   -                   -
            -                 -                 -                   -                   -                   -

            -                 -                 -                   -                   -                   -
            -                 -                 -                   -                   -                   -
            -                 -                 -                   -                   -                   -
            -                 -                 -                   -                   -                   -

            -                 -                 -                   -                   -                   -

            -                 -                 -                   -                   -                   -
            -                 -                 -                   -                   -                   -
            -                 -                 -                   -                   -                   -

            -                 -                 -                   -                   -                   -
            -                 -                 -                   -                   -                   -
            -                 -                 -                   -                   -                   -
            -                 -                 -                   -                   -                   -
            -                 -                 -                   -                   -                   -

                    PFL Retirement Builder Variable Annuity
                  Account - Portfolio Select Variable Annuity

                           Balance Sheets (continued)



                                                                                              Fidelity -
                                                     Putnam VT Money     Putnam VT New     VIP High Income
                                                    Market Subaccount  Value Subaccount       Subaccount
                                                  ----------------------------------------------------------
Assets (continued)
Investments in mutual funds, at current market
 value (continued):
Variable Insurance Products Fund:
  Fidelity - VIP High Income Portfolio                 $        -        $        -          $1,709,017
  Fidelity - VIP Equity-Income Portfolio                        -                 -                   -
  Fidelity - VIP Growth Portfolio                               -                 -                   -
 Variable Insurance Products Fund II:
  Fidelity - VIP II Index 500 Portfolio                         -                 -                   -
  Fidelity - VIP II Investment Grade Bond
   Portfolio                                                    -                 -                   -
 Variable Insurance Products Fund III:
  Fidelity - VIP III Growth Opportunities
   Portfolio                                                    -                 -                   -
 Franklin Templeton Variable Products Series Fund:
  Templeton International Securities Fund                       -                 -                   -
  Templeton Asset Strategy Fund                                 -                 -                   -
  Franklin Small Cap Fund                                       -                 -                   -
  Templeton Developing Markets Securities Fund                  -                 -                   -
                                                  --------------------------------------------------------------
Total investments in mutual funds                       4,734,308         2,449,916           1,709,017
                                                  --------------------------------------------------------------
Total assets                                           $4,734,354        $2,449,916          $1,709,017
                                                  ==============================================================

Liabilities and contract owners' equity
Liabilities:
 Contract terminations payable                         $        -        $        9          $        9
                                                  --------------------------------------------------------------
Total liabilities                                               -                 9                   9

Contract owners' equity:
 Deferred annuity contracts terminable by owners        4,734,354         2,449,907           1,709,008
                                                  --------------------------------------------------------------
Total liabilities and contract owners' equity          $4,734,354        $2,449,916          $1,709,017
                                                  ==============================================================


See accompanying notes.

                                         Fidelity -                            Fidelity -          Templeton
 Fidelity - VIP       Fidelity -           VIP II       Fidelity - VIP II    VIP III Growth       International
 Equity-Income        VIP Growth         Index 500       Investment Grade     Opportunities         Securities
   Subaccount         Subaccount         Subaccount      Bond Subaccount        Subaccount          Subaccount
------------------------------------------------------------------------------------------------------------------


   $      -           $        -         $         -        $        -          $        -          $        -
    209,369                    -                   -                 -                   -                   -
          -            1,146,820                   -                 -                   -                   -

          -                    -          23,369,473                 -                   -                   -

          -                    -                   -         3,396,321                   -                   -


          -                    -                   -                 -           8,709,799                   -


          -                    -                   -                 -                   -           2,598,081
          -                    -                   -                 -                   -                   -
                               -                   -                 -                   -                   -

          -                    -                   -                 -                   -                   -
-----------------------------------------------------------------------------------------------------------------
    209,369            1,146,820          23,369,473         3,396,321           8,709,799           2,598,081
-----------------------------------------------------------------------------------------------------------------
   $209,370           $1,146,832         $23,369,640        $3,396,321          $8,709,857          $2,598,081
=================================================================================================================



     $      -         $        -         $         -        $        2          $        -          $       30
-----------------------------------------------------------------------------------------------------------------
            -                  -                   -                 2                   -                  30


      209,370          1,146,832          23,369,640         3,396,319           8,709,857           2,598,051
-----------------------------------------------------------------------------------------------------------------
     $209,370         $1,146,832         $23,369,640        $3,396,321          $8,709,857          $2,598,081
=================================================================================================================

                    PFL Retirement Builder Variable Annuity
                  Account - Portfolio Select Variable Annuity

                           Balance Sheets (continued)



                                                                                                 Templeton
                                                                                                 Developing
                                                        Templeton Asset                           Markets
                                                           Strategy        Franklin Small        Securities
                                                          Subaccount       Cap Subaccount        Subaccount
                                                     ----------------------------------------------------------
Assets
Cash                                                    $          -       $          -         $         -
Investments in mutual funds, at current market value:
 AIM Variable Insurance Funds, Inc.:
  AIM V.I. Capital Appreciation Fund                               -                  -                   -
  AIM V.I. Growth and Income Fund                                  -                  -                   -
  AIM V.I. International Equity Fund                               -                  -                   -
  AIM V.I. Value Fund                                              -                  -                   -
  AIM V.I. Dent Demographic Trends Fund                            -                  -                   -
 Davis Variable Account Fund, Inc.:
  Davis Value Portfolio                                            -                  -                   -
 Evergreen Variable Trust:
  Evergreen VA Fund                                                -                  -                   -
  Evergreen VA Foundation Fund                                     -                  -                   -
  Evergreen VA Growth and Income Fund                              -                  -                   -
  Evergreen VA Global Leaders Fund                                 -                  -                   -
  Evergreen VA International Growth Fund                           -                  -                   -
  Evergreen VA Capital Growth Fund                                 -                  -                   -
  Evergreen VA Growth Fund                                         -                  -                   -
  Evergreen VA High Income Fund                                    -                  -                   -
 Federated Insurance Series:
  Federated American Leaders Fund II                               -                  -                   -
  Federated High Income Bond Fund II                               -                  -                   -
 MFS Variable Insurance Trust:
  MFS Emerging Growth Series                                       -                  -                   -
  MFS Research Series                                              -                  -                   -
  MFS Total Return Series                                          -                  -                   -
  MFS Utilities Series                                             -                  -                   -
 Oppenheimer Variable Account Funds:
  Oppenheimer Capital Appreciation Fund/VA                         -                  -                   -
  Oppenheimer Main Street Growth and Income Fund/VA                -                  -                   -
  Oppenheimer Multiple Strategies Fund/VA                          -                  -                   -
  Oppenheimer Strategic Bond Fund/VA                               -                  -                   -
 Putnam Variable Trust:
  Putnam VT Global Growth Fund                                     -                  -                   -
  Putnam VT Growth and Income Fund                                 -                  -                   -
  Putnam VT Growth Opportunities Fund                              -                  -                   -
  Putnam VT Money Market Fund                                      -                  -                   -
  Putnam VT New Value Fund                                         -                  -                   -

                    PFL Retirement Builder Variable Annuity
                  Account - Portfolio Select Variable Annuity

                           Balance Sheets (continued)



                                                                                               Templeton
                                                     Templeton Asset                      Developing Markets
                                                        Strategy        Franklin Small        Securities
                                                       Subaccount       Cap Subaccount        Subaccount
                                                  -----------------------------------------------------------
Assets (continued)
Investments in mutual funds, at current market
 value (continued):
 Variable Insurance Products Fund:
  Fidelity - VIP High Income Portfolio                  $      -          $        -            $     -
  Fidelity - VIP Equity-Income Portfolio                       -                   -                  -
  Fidelity - VIP Growth Portfolio                              -                   -                  -
 Variable Insurance Products Fund II:
  Fidelity - VIP II Index 500 Portfolio                        -                   -                  -
  Fidelity - VIP II Investment Grade Bond
   Portfolio                                                   -                   -                  -
 Variable Insurance Products Fund III:
  Fidelity - VIP III Growth Opportunities
   Portfolio                                                   -                   -                  -
 Franklin Templeton Variable Products Series Fund:
  Templeton International Securities Fund                      -                   -                  -
  Templeton Asset Strategy Fund                          683,139                   -                  -
  Franklin Small Cap Fund                                      -           6,578,530                  -
  Templeton Developing Markets Securities Fund                 -                   -             24,922
                                                  ----------------------------------------------------------
Total investments in mutual funds                        683,139           6,578,530             24,922
                                                  ----------------------------------------------------------
Total assets                                            $683,139          $6,578,530            $24,922
                                                  ==========================================================

Liabilities and contract owners' equity
Liabilities:
 Contract terminations payable                          $      6          $      686            $     -
                                                  ----------------------------------------------------------
Total liabilities                                              6                 686                  -

Contract owners' equity:
 Deferred annuity contracts terminable by owners         683,133           6,577,844             24,922
                                                  ----------------------------------------------------------
Total liabilities and contract owners' equity           $683,139          $6,578,530            $24,922
                                                  ==========================================================



See accompanying notes.

                    PFL Retirement Builder Variable Annuity
                  Account - Portfolio Select Variable Annuity

                            Statements of Operations

                 Year ended December 31, 2000, except as noted



                                                                              AIM V.I. Growth        AIM V.I.
                                                          AIM V.I. Capital      and Income        International
                                                            Subaccount(1)       Subaccount      Equity Subaccount
                                                        ---------------------------------------------------------
Net investment income (loss)
Income:
 Dividends                                                    $  18,259        $   659,932        $   279,406
Expenses:
 Administrative, mortality and expense risk charges               1,964            270,760             44,320
                                                        -----------------------------------------------------
Net investment income (loss)                                     16,295            389,172            235,086

Net realized and unrealized capital gain (loss) from
 investments
Net realized capital gain (loss) from sales of
 investments:
 Proceeds from sales                                              3,392            856,051            165,682
 Cost of investments sold                                         3,634            695,198            132,173
                                                        -----------------------------------------------------
Net realized capital gain (loss) from sales of
 investments                                                       (242)           160,853             33,509

Net change in unrealized appreciation/depreciation of
 investments:
 Beginning of period                                                  -          1,997,508            444,480
 End of period                                                 (125,012)        (2,420,406)          (942,289)
                                                        -----------------------------------------------------
Net change in unrealized appreciation/depreciation of
 investments                                                   (125,012)        (4,417,914)        (1,386,769)
                                                         -----------------------------------------------------

Net realized and unrealized capital gain (loss) from
 investments                                                   (125,254)        (4,257,061)        (1,353,260)
                                                        -----------------------------------------------------
Increase (decrease) from operations                           $(108,959)       $(3,867,889)       $(1,118,174)
                                                        =====================================================



(1) Commencement of operations, May 1, 2000.



See accompanying notes.

                       AIM V.I. Dent                                                Evergreen VA         Evergreen VA
AIM V.I. Value      Demographic Trends        Davis Value        Evergreen VA        Foundation        Growth and Income
  Subaccount           Subaccount (1)        Subaccount (1)       Subaccount         Subaccount           Subaccount
-----------------------------------------------------------------------------------------------------------------------


$ 1,958,969              $      12              $ 6,212            $  40,580          $   449,404           $ 185,569

    549,206                  3,834                1,953               32,078              266,650              45,738
-----------------------------------------------------------------------------------------------------------------------
  1,409,763                 (3,822)               4,259                8,502              182,754             139,831

    982,831                  8,221                4,926              224,744            1,777,488             331,399
    796,803                  7,882                4,845              204,086            1,645,764             294,660
-----------------------------------------------------------------------------------------------------------------------
    186,028                    339                   81               20,658              131,724              36,739

  3,304,237                      -                    -              116,512              811,190             243,753
 (5,905,309)              (202,722)               7,872             (243,112)            (778,189)             33,733
-----------------------------------------------------------------------------------------------------------------------

 (9,209,546)              (202,722)               7,872             (359,624)          (1,589,379)           (210,020)
-----------------------------------------------------------------------------------------------------------------------

 (9,023,518)              (202,383)               7,953             (338,966)          (1,457,655)           (173,281)
-----------------------------------------------------------------------------------------------------------------------
$(7,613,755)             $(206,205)             $12,212            $(330,464)         $(1,274,901)          $ (33,450)
=======================================================================================================================

                    PFL Retirement Builder Variable Annuity
                  Account - Portfolio Select Variable Annuity

                      Statements of Operations (continued)



                                                         Evergreen VA         Evergreen VA        Evergreen VA
                                                        Global Leaders        International      Capital Growth
                                                          Subaccount        Growth Subaccount      Subaccount
                                                    -------------------------------------------------------------
Net investment income (loss)
Income:
 Dividends                                                   $  13,252             $ 18,480            $ 78,631
Expenses:
 Administrative, mortality and expense risk charges             27,542                5,626              43,099
                                                    -------------------------------------------------------------
Net investment income (loss)                                   (14,290)              12,854              35,532

Net realized and unrealized capital gain (loss)
 from investments
Net realized capital gain (loss) from sales of
 investments:
 Proceeds from sales                                           139,575               53,432             377,677
 Cost of investments sold                                      127,510               51,052             374,661
                                                    -------------------------------------------------------------
Net realized capital gain (loss) from sales of
 investments                                                    12,065                2,380               3,016


Net change in unrealized appreciation/depreciation
 of investments:
 Beginning of period                                            71,464               11,453              54,430
 End of period                                                 (82,948)             (19,390)            575,553
                                                    -------------------------------------------------------------
Net change in unrealized appreciation/depreciation
 of investments                                               (154,412)             (30,843)            521,123
                                                    -------------------------------------------------------------

Net realized and unrealized capital gain (loss)
 from investments                                             (142,347)             (28,463)            524,139
                                                    -------------------------------------------------------------
Increase (decrease) from operations                          $(156,637)            $(15,609)           $559,671
                                                    =============================================================

(1) Commencement of operations, May 1, 2000.

See accompanying notes.

                      Evergreen          Federated
Evergreen VA          VA High             American        Federated High                                                MFS Total
  Growth               Income            Leaders II       Income Bond II       MFS Emerging        MFS Research          Return
 Subaccount          Subaccount         Subaccount(1)       Subaccount      Growth Subaccount       Subaccount         Subaccount
---------------------------------------------------------------------------------------------------------------------------------
$      -             $ 19,655              $     -         $   636,440       $   993,907       $   788,540        $  344,950

  15,737                2,676                1,506              97,125           296,031           184,161           104,612
---------------------------------------------------------------------------------------------------------------------------------
 (15,737)              16,979               (1,506)            539,315           697,876           604,379           240,338


 33,990                 8,566                4,658           1,242,355           364,711           804,935           816,185
 21,653                 8,543                4,557           1,484,654           228,245           655,601           819,863
---------------------------------------------------------------------------------------------------------------------------------
 12,337                    23                  101            (242,299)          136,466           149,334            (3,678)


 98,084               (4,344)                    -             (65,775)        4,533,648         1,452,548           (39,904)
134,127              (21,162)               12,471          (1,118,232)       (1,959,912)         (322,613)          846,221
---------------------------------------------------------------------------------------------------------------------------------

 36,043              (16,818)               12,471          (1,052,457)       (6,493,560)       (1,775,161)          886,125
---------------------------------------------------------------------------------------------------------------------------------

 48,380              (16,795)               12,572          (1,294,756)       (6,357,094)       (1,625,827)          882,447
---------------------------------------------------------------------------------------------------------------------------------
$32,643             $    184               $11,066         $  (755,441)      $(5,659,218)      $(1,021,448)       $1,122,785
=================================================================================================================================

                    PFL Retirement Builder Variable Annuity
                  Account - Portfolio Select Variable Annuity

                     Statements of Operations (continued)




                                                                               Oppenheimer
                                                                                 Capital           Oppenheimer Main
                                                         MFS Utilities        Appreciation         Street Growth and
                                                          Subaccount           Subaccount        Income Subaccount (1)
                                                      ----------------------------------------------------------------
Net investment income (loss)
Income:
 Dividends                                                     $ 453,361          $   886,056            $       -
Expenses:
 Administrative, mortality and expense risk charges              101,598              225,299                5,495
                                                      ----------------------------------------------------------------
Net investment income (loss)                                     351,763              660,757               (5,495)

Net realized and unrealized capital gain (loss)
 from investments
Net realized capital gain (loss) from sales of
 investments:
 Proceeds from sales                                             181,696              413,204              107,197
 Cost of investments sold                                        149,711              305,280              117,202
                                                      ----------------------------------------------------------------
Net realized capital gain (loss) from sales of
 investments                                                      31,985              107,924              (10,005)


Net change in unrealized appreciation/depreciation
 of investments:
 Beginning of period                                             355,871            2,026,811                    -
 End of period                                                   177,898              429,282              (95,395)
                                                      ----------------------------------------------------------------
Net change in unrealized appreciation/depreciation
 of investments                                                 (177,973)          (1,597,529)             (95,395)
                                                      ----------------------------------------------------------------
Net realized and unrealized capital gain (loss)
 from investments                                               (145,988)          (1,489,605)            (105,400)
                                                      ----------------------------------------------------------------
Increase (decrease) from operations                            $ 205,775          $  (828,848)           $(110,895)
                                                      ================================================================

(1) Commencement of operations, May 1, 2000.

See accompanying notes.

Oppenheimer
 Multiple       Oppenheimer       Putnam VT           Putnam VT Growth     Putnam VT Growth       Putnam VT             Putnam VT
Strategies    Strategic Bond    Global Growth            and Income         Opportunities        Money Market           New Value
Subaccount      Subaccount        Subaccount           Subaccount (1)       Subaccount (1)        Subaccount            Subaccount
-----------------------------------------------------------------------------------------------------------------------------------
$321,883         $ 431,522        $ 1,202,270           $       -          $            -         $  200,859             $118,929

  41,314            76,184            114,968                 797                   6,332             48,502               25,974
-----------------------------------------------------------------------------------------------------------------------------------
 280,569           355,338          1,087,302                (797)                 (6,332)           152,357               92,955

 595,770           759,776            174,019               7,505                  65,557          2,953,647              194,808
 609,006           822,978            148,763               7,370                  85,574          2,953,647              203,868
-----------------------------------------------------------------------------------------------------------------------------------
 (13,236)          (63,202)            25,256                 135                 (20,017)                 -               (9,060)


 109,670            51,887          1,514,361                   -                       -                  -              (79,451)
 (16,365)         (168,332)        (2,853,699)             10,654                (321,451)                 -              244,739
-----------------------------------------------------------------------------------------------------------------------------------

(126,035)         (220,219)        (4,368,060)             10,654                (321,451)                 -              324,190
-----------------------------------------------------------------------------------------------------------------------------------


(139,271)         (283,421)        (4,342,804)             10,789                (341,468)                 -              315,130
-----------------------------------------------------------------------------------------------------------------------------------
$141,298         $  71,917        $(3,255,502)            $ 9,992               $(347,800)        $  152,357             $408,085
===================================================================================================================================

                    PFL Retirement Builder Variable Annuity
                  Account - Portfolio Select Variable Annuity

                      Statements of Operations (continued)




                                                        Fidelity - VIP       Fidelity - VIP      Fidelity - VIP
                                                         High Income          Equity-Income          Growth
                                                         Subaccount          Subaccount (1)       Subaccount (1)
                                                    --------------------------------------------------------------
Net investment income (loss)
Income:
  Dividends                                                    $  79,325            $       -            $       -
Expenses:
 Administrative, mortality and expense risk charges               20,563                  379                5,140
                                                    --------------------------------------------------------------
Net investment income (loss)                                      58,762                 (379)              (5,140)

Net realized and unrealized capital gain (loss)
 from investments
Net realized capital gain (loss) from sales of
 investments:
 Proceeds from sales                                             189,789                6,381               79,406
 Cost of investments sold                                        217,631                6,117               88,424
                                                    --------------------------------------------------------------
Net realized capital gain (loss) from sales of
 investments                                                     (27,842)                 264               (9,018)


Net change in unrealized appreciation/depreciation
 of investments:
 Beginning of period                                              20,830                    -                    -
 End of period                                                  (434,412)               5,898             (131,027)
                                                     --------------------------------------------------------------
Net change in unrealized appreciation/depreciation
 of investments                                                 (455,242)               5,898             (131,027)
                                                     --------------------------------------------------------------

Net realized and unrealized capital gain (loss)
 from investments                                               (483,084)               6,162             (140,045)
                                                     --------------------------------------------------------------
Increase (decrease) from operations                            $(424,322)              $5,783            $(145,185)
                                                    ==============================================================

(1) Commencement of operations, May 1, 2000.

See accompanying notes.


                 Fidelity -        Fidelity -                                                                    Templeton
 Fidelity -        VIP II           VIP III             Templeton         Templeton                              Developing
 VIP II           Investment         Growth           International         Asset            Franklin              Markets
 Index 500        Grade Bond      Opportunities        Securities          Strategy           Small Cap           Securities
 Subaccount       Subaccount       Subaccount          Subaccount         Subaccount         Subaccount         Subaccount (1)
-----------------------------------------------------------------------------------------------------------------------------


$   194,363        $101,465       $   494,312          $ 167,811          $ 81,813           $    56,064           $     -


    267,247          28,281           114,374             25,196             7,591                61,008               139
---------------------------------------------------------------------------------------------------------------------------
    (72,884)         73,184           379,938            142,615            74,222                (4,944)             (139)





  1,034,271         166,011         1,100,448             55,480            54,003             3,232,612             1,857
    979,465         171,039         1,282,149             57,792            61,023             3,218,046             2,149
---------------------------------------------------------------------------------------------------------------------------
     54,806          (5,028)         (181,701)            (2,312)           (7,020)               14,566              (292)




    919,556           4,101           123,444             85,334            28,651               286,704                 -
 (1,339,601)        152,208        (1,730,820)           (92,452)          (45,218)           (1,058,106)           (3,683)
---------------------------------------------------------------------------------------------------------------------------

 (2,259,157)        148,107        (1,854,264)          (177,786)          (73,869)           (1,344,810)           (3,683)
---------------------------------------------------------------------------------------------------------------------------


 (2,204,351)        143,079        (2,035,965)          (180,098)          (80,889)           (1,330,244)           (3,975)
---------------------------------------------------------------------------------------------------------------------------
$(2,277,235)       $216,263       $(1,656,027)         $ (37,483)         $ (6,667)          $(1,335,188)          $(4,114)
===========================================================================================================================

                    PFL Retirement Builder Variable Annuity
                  Account - Portfolio Select Variable Annuity

                Statements of Changes in Contract Owners' Equity

            Years ended December 31, 2000 and 1999, except as noted




                                                 AIM V.I. Capital                        AIM V.I.
                                                    Appreciation                     Growth and Income
                                                     Subaccount                         Subaccount
                                                  ------------------      -------------------------------------
                                                           2000 (3)                   2000               1999
                                                  ------------------      -------------------------------------
Operations:
 Net investment income (loss)                              $  16,295             $   389,172        $    34,016
 Net realized capital gain (loss)                               (242)                160,853             73,404
 Net change in unrealized appreciation/
 depreciation of investments                                (125,012)             (4,417,914)         1,982,694
                                                  ------------------      -------------------------------------
Increase (decrease) from operations                         (108,959)             (3,867,889)         2,090,114

Contract transactions:
 Net contract purchase payments                              428,036               5,969,720          5,437,325
 Transfer payments from (to) other subaccounts or
  general account                                            505,126               7,078,443          5,658,870
 Contract terminations, withdrawals, and other
  deductions                                                  (4,286)               (707,939)          (247,160)
                                                   ------------------      -------------------------------------
Increase from contract transactions                          928,876              12,340,224         10,849,035
                                                   ------------------      -------------------------------------
Net increase (decrease) in contract owners' equity           819,917               8,472,335         12,939,149

Contract owners' equity:
 Beginning of period                                               -              13,214,209            275,060
                                                   ------------------      -------------------------------------
 End of period                                             $ 819,917             $21,686,544        $13,214,209
                                                  ==================      =====================================

(1) Commencement of operations, May 3, 1999.
(2) Commencement of operations, July 30, 1999.
(3) Commencement of operations, May 1, 2000.


See accompanying notes.


                                                                                      AIM V.I. Dent
  AIM V.I. International Equity                     AIM V.I. Value                 Demographic Trends           Davis Value
          Subaccount                                  Subaccount                       Subaccount                Subaccount
---------------------------------      -------------------------------------     --------------------      -------------------
     2000               1999                     2000              1999                  2000 (3)                 2000 (3)
---------------------------------      -------------------------------------     --------------------      -------------------
$   235,086            $   47,099              $ 1,409,763       $   269,606               $   (3,822)                $  4,259
     33,509                12,240                  186,028            57,855                      339                       81

 (1,386,769)              441,900               (9,209,546)        3,274,931                 (202,722)                   7,872
---------------------------------      -------------------------------------     --------------------      -------------------
 (1,118,174)              501,239               (7,613,755)        3,602,392                 (206,205)                  12,212


  1,985,459               752,167               12,802,070        12,912,737                  937,924                  343,664

  1,739,228               500,282               12,945,509        10,269,708                  421,376                  369,523

    (53,851)              (45,955)              (1,556,615)         (391,265)                 (11,739)                  (8,023)
---------------------------------      -------------------------------------     --------------------      -------------------
  3,670,836             1,206,494               24,190,964        22,791,180                1,347,561                  705,164
---------------------------------      -------------------------------------     --------------------      -------------------
  2,552,662             1,707,733               16,577,209        26,393,572                1,141,356                  717,376


  1,815,068               107,335               27,408,110         1,014,538                        -                        -
---------------------------------      -------------------------------------     --------------------      -------------------
$ 4,367,730            $1,815,068              $43,985,319       $27,408,110               $1,141,356                 $717,376
=================================      =====================================     ====================      ===================

                    PFL Retirement Builder Variable Annuity
                  Account - Portfolio Select Variable Annuity

          Statements of Changes in Contract Owners' Equity (continued)



                                                       Evergreen VA                       Evergreen VA Foundation
                                                        Subaccount                               Subaccount
                                         -------------------------------------     -------------------------------------
                                                  2000               1999                   2000               1999
                                         -------------------------------------     -------------------------------------
Operations:
 Net investment income (loss)                    $    8,502         $  104,080            $   182,754        $   152,261
 Net realized capital gain (loss)                    20,658             10,165                131,724              7,268
 Net change in unrealized appreciation/
 depreciation of investments                       (359,624)           108,902             (1,589,379)           807,137
                                         -------------------------------------     -------------------------------------
Increase (decrease) from operations                (330,464)           223,147             (1,274,901)           966,666

Contract transactions:
 Net contract purchase payments                     694,627            934,086              5,114,305          6,879,339
 Transfer payments from (to) other
  subaccounts or general account                    449,558            417,633              4,615,447          6,560,019
 Contract terminations, withdrawals, and
  other deductions                                  (81,386)           (21,211)            (1,348,364)          (416,729)
                                         -------------------------------------     -------------------------------------
Increase from contract transactions               1,062,799          1,330,508              8,381,388         13,022,629
                                         -------------------------------------     -------------------------------------
Net increase (decrease) in contract
 owners' equity                                     732,335          1,553,655              7,106,487         13,989,295

Contract owners' equity:
 Beginning of period                              1,778,863            225,208             14,831,928            842,633
                                         -------------------------------------     -------------------------------------
 End of period                                   $2,511,198         $1,778,863            $21,938,415        $14,831,928
                                         =====================================     =====================================

(1) Commencement of operations, May 3, 1999.
(2) Commencement of operations, July 30, 1999.
(3) Commencement of operations, May 1, 2000.

See accompanying notes.

    Evergreen VA Growth and                         Evergreen VA Global                     Evergreen VA International
       Income Subaccount                             Leaders Subaccount                           Growth Subaccount
------------------------------------      ---------------------------------------      ---------------------------------------
     2000                   1999                     2000             1999 (1)                    2000             1999 (1)
------------------------------------      ---------------------------------------      ---------------------------------------
$   139,831               $  110,537               $  (14,290)           $    (28)                $ 12,854            $  1,808
     36,739                    5,967                   12,065               2,836                    2,380               8,489

   (210,020)                 229,420                 (154,412)             71,464                  (30,843)             11,453
------------------------------------      ---------------------------------------      ---------------------------------------
    (33,450)                 345,924                 (156,637)             74,272                  (15,609)             21,750


    516,764                1,104,153                1,307,141             389,389                  400,544             103,925

    368,956                  958,648                1,051,463             335,609                  176,439               7,973

    (98,941)                 (63,625)                 (69,415)            (48,165)                 (38,553)             (1,545)
------------------------------------      ---------------------------------------      ---------------------------------------
    786,779                1,999,176                2,289,189             676,833                  538,430             110,353
------------------------------------      ---------------------------------------      ---------------------------------------

    753,329                2,345,100                2,132,552             751,105                  522,821             132,103


  2,907,990                  562,890                  751,105                   -                  132,103                   -
------------------------------------      ---------------------------------------      ---------------------------------------
$ 3,661,319               $2,907,990               $2,883,657            $751,105                 $654,924            $132,103
====================================      =======================================      =======================================

                    PFL Retirement Builder Variable Annuity
                  Account - Portfolio Select Variable Annuity

          Statements of Changes in Contract Owners' Equity (continued)



                                               Evergreen VA Capital Growth                 Evergreen VA Growth
                                                       Subaccount                              Subaccount
                                          ----------------------------------      -----------------------------------
                                                    2000          1999 (1)                  2000           1999 (1)
                                          ----------------------------------      -----------------------------------
Operations:
 Net investment income (loss)                    $   35,532       $   (5,416)            $  (15,737)         $ (1,299)
 Net realized capital gain (loss)                     3,016           (3,790)                12,337               558
 Net change in unrealized appreciation/
 depreciation of investments                        521,123           54,430                 36,043            98,084
                                          ----------------------------------      -----------------------------------
Increase (decrease) from operations                 559,671           45,224                 32,643            97,343

Contract transactions:
 Net contract purchase payments                     787,145        1,219,368                633,534           272,502
 Transfer payments from (to) other
  subaccounts or general account                    807,895          792,629                566,025           213,116
 Contract terminations, withdrawals, and
  other deductions                                  (55,740)          (4,366)               (16,341)           (6,634)
                                          ----------------------------------      -----------------------------------
Increase from contract transactions               1,539,300        2,007,631              1,183,218           478,984
                                          ----------------------------------      -----------------------------------
Net increase (decrease) in contract
 owners' equity                                   2,098,971        2,052,855              1,215,861           576,327

Contract owners' equity:
 Beginning of period                              2,052,855                -                576,327                 -
                                          ----------------------------------      -----------------------------------
 End of period                                   $4,151,826       $2,052,855             $1,792,188          $576,327
                                          ==================================      ===================================

(1) Commencement of operations, May 3, 1999.
(2)  Commencement of operations, July 30, 1999.
(3)  Commencement of operations, May 1, 2000.

See accompanying notes.

                                Federated
       Evergreen VA             American
       High Income             Leaders II               Federated High Income                         MFS Emerging
       Subaccount              Subaccount                Bond II Subaccount                        Growth Subaccount
----------------------     ----------------     ----------------------------------      -------------------------------------
  2000         1999 (2)             2000 (3)                 2000             1999                   2000                1999
----------------------     ----------------     ----------------------------------      -------------------------------------
$  16,979     $  5,038             $ (1,506)          $   539,315       $   86,499            $   697,876         $   (60,988)
       23           36                  101              (242,299)         (31,180)               136,466             201,181

  (16,818)      (4,344)              12,471            (1,052,457)         (67,467)            (6,493,560)          4,501,556
----------------------     ----------------     ----------------------------------      -------------------------------------
      184          730               11,066              (755,441)         (12,148)            (5,659,218)          4,641,749


   20,000      142,000              277,594               551,305        3,472,076              8,990,529           5,487,877

   26,756       42,450              129,315               502,806        2,738,998              8,492,190           3,514,893

   (6,074)        (793)              (3,615)             (348,904)        (220,754)              (688,331)           (557,472)
----------------------     ----------------     ----------------------------------      -------------------------------------
   40,682      183,657              403,294               705,207        5,990,320             16,794,388           8,445,298
----------------------     ----------------     ----------------------------------      -------------------------------------
   40,866      184,387              414,360               (50,234)       5,978,172             11,135,170          13,087,047

  184,387            -                    -             6,588,698          610,526             13,624,062             537,015
----------------------     ----------------     ----------------------------------      -------------------------------------
$ 225,253     $184,387             $414,360           $ 6,538,464       $6,588,698            $24,759,232         $13,624,062
======================     ================     ==================================      =====================================

                    PFL Retirement Builder Variable Annuity
                  Account - Portfolio Select Variable Annuity

          Statements of Changes in Contract Owners' Equity (continued)



                                                      MFS Research                       MFS Total Return
                                                       Subaccount                           Subaccount
                                         -----------------------------------      ---------------------------------
                                                      2000              1999                   2000            1999
                                         -----------------------------------      ---------------------------------
Operations:
 Net investment income (loss)                  $   604,379        $  (30,435)            $  240,338      $   65,851
 Net realized capital gain (loss)                  149,334            36,065                 (3,678)            620
 Net change in unrealized appreciation/
 depreciation of investments                    (1,775,161)        1,427,958                886,125         (46,428)
                                         -----------------------------------      ---------------------------------
Increase (decrease) from operations             (1,021,448)        1,433,588              1,122,785          20,043

Contract transactions:
 Net contract purchase payments                  2,557,168         4,295,133              1,095,872       2,870,568
 Transfer payments from (to) other
  subaccounts or general account                 3,465,631         3,676,833              1,544,872       2,906,101
 Contract terminations, withdrawals, and
  other deductions                                (620,834)         (172,919)              (588,537)        (69,572)
                                         -----------------------------------      ---------------------------------
Increase from contract transactions              5,401,965         7,799,047              2,052,207       5,707,097
                                         -----------------------------------      ---------------------------------
Net increase (decrease) in contract
 owners' equity                                  4,380,517         9,232,635              3,174,992       5,727,140

Contract owners' equity:
 Beginning of period                             9,781,233           548,598              6,220,593         493,453
                                         -----------------------------------      ---------------------------------
 End of period                                 $14,161,750        $9,781,233             $9,395,585      $6,220,593
                                         ===================================      =================================

(1) Commencement of operations, May 3, 1999.
(2) Commencement of operations, July 30, 1999.
(3) Commencement of operations, May 1, 2000.

See accompanying notes.


                                                                              Oppenheimer
                                          Oppenheimer Capital                 Main Street
       MFS Utilities                         Appreciation                  Growth and Income              Oppenheimer Multiple
        Subaccount                           Subaccount                       Subaccount                 Strategies Subaccount
--------------------------      ------------------------------------     ------------------      -----------------------------------
   2000           1999 (1)              2000                1999                2000 (3)                  2000            1999
--------------------------      ------------------------------------     ------------------      -----------------------------------
$   351,763     $   (8,902)         $   660,757         $     4,428             $   (5,495)            $  280,569        $   33,846
     31,985
                       786              107,924              69,425                (10,005)               (13,236)             (130)

   (177,973)       355,871           (1,597,529)          2,009,625                (95,395)              (126,035)          105,742
--------------------------      -----------------------------------     ------------------      -----------------------------------
    205,775        347,755             (828,848)          2,083,478               (110,895)               141,298           139,458

  4,265,954      1,216,794            5,601,793           4,241,807              1,056,249                398,056           997,361

  5,589,251      1,262,922            5,106,489           3,758,749                325,519                745,362         1,142,320

   (234,769)       (11,989)            (522,946)           (176,443)               (10,451)              (483,721)          (30,950)
--------------------------      -----------------------------------     ------------------      -----------------------------------
  9,620,436      2,467,727           10,185,336           7,824,113              1,371,317                659,697         2,108,731
--------------------------      -----------------------------------     ------------------      -----------------------------------

  9,826,211      2,815,482            9,356,488           9,907,591              1,260,422                800,995         2,248,189


  2,815,482              -           10,319,800             412,209                      -              2,490,957           242,768
--------------------------      -----------------------------------     ------------------      -----------------------------------
$12,641,693     $2,815,482          $19,676,288         $10,319,800             $1,260,422             $3,291,952        $2,490,957
==========================      ===================================     ==================      ===================================

                    PFL Retirement Builder Variable Annuity
                  Account - Portfolio Select Variable Annuity

         Statements of Changes in Contract Owners' Equity (continued)



                                               Oppenheimer Strategic Bond                   Putnam VT Global
                                                       Subaccount                           Growth Subaccount
                                           ---------------------------------       ----------------------------------
                                                  2000              1999                   2000              1999
                                           ---------------------------------       ----------------------------------
Operations:
 Net investment income (loss)                 $  355,338        $   44,308            $ 1,087,302        $   36,708
 Net realized capital gain (loss)                (63,202)          (15,930)                25,256            12,374
 Net change in unrealized appreciation/
 depreciation of investments                    (220,219)           49,547             (4,368,060)        1,508,724
                                           -------------------------------         ----------------------------------
Increase (decrease) from operations               71,917            77,925             (3,255,502)        1,557,806

Contract transactions:
 Net contract purchase payments                  501,662         2,205,327              3,640,029         1,965,363
 Transfer payments from (to) other
  subaccounts or general account                 985,237         2,119,621              4,293,391         1,739,625
 Contract terminations, withdrawals, and
  other deductions                              (324,509)         (149,114)              (235,315)          (47,162)
                                           -------------------------------         ----------------------------------
Increase from contract transactions            1,162,390         4,175,834              7,698,105         3,657,826
                                           -------------------------------         ----------------------------------
Net increase (decrease) in contract
 owners' equity                                1,234,307         4,253,759              4,442,603         5,215,632
Contract owners' equity:
 Beginning of period                           4,816,660           562,901              5,300,585            84,953
                                           -------------------------------         ----------------------------------
 End of period                                $6,050,967        $4,816,660            $ 9,743,188        $5,300,585
                                           ===============================         ================================

(1) Commencement of operations, May 3, 1999.
(2) Commencement of operations, July 30, 1999.
(3) Commencement of operations, May 1, 2000.

See accompanying notes.

                           Putnam VT
     Putnam VT              Growth                         Putnam VT                                 Putnam VT
 Growth and Income       Opportunities                    Money Market                                New Value
    Subaccount             Subaccount                      Subaccount                                Subaccount
-----------------    -------------------      -------------------------------------     -------------------------------------
    2000 (3)                2000 (3)                    2000               1999                   2000               1999
-----------------    -------------------      -------------------------------------     -------------------------------------
$      (797)                  $   (6,332)             $  152,357         $   51,066             $   92,955         $   (3,702)
        135                      (20,017)                      -                  -                 (9,060)             4,978

     10,654                     (321,451)                      -                  -                324,190            (80,357)
-----------------    -------------------      -------------------------------------     -------------------------------------
      9,992                     (347,800)                152,357             51,066                408,085            (79,081)


    161,638                    1,060,275               1,214,534          3,414,705                237,988            709,476

    129,260                      536,387                 681,353            114,097                444,695            706,595

     (3,313)                      (4,562)               (786,820)          (187,021)              (104,569)           (44,127)
-----------------    -------------------      -------------------------------------     -------------------------------------
    287,585                    1,592,100               1,109,067          3,341,781                578,114          1,371,944
-----------------    -------------------      -------------------------------------     -------------------------------------

    297,577                    1,244,300               1,261,424          3,392,847                986,199          1,292,863


          -                            -               3,472,930             80,083              1,463,708            170,845
-----------------    -------------------      -------------------------------------     -------------------------------------
   $297,577                   $1,244,300              $4,734,354         $3,472,930             $2,449,907         $1,463,708
=================    ===================      =====================================     =====================================

                    PFL Retirement Builder Variable Annuity
                  Account - Portfolio Select Variable Annuity

          Statements of Changes in Contract Owners' Equity (continued)



                                                                                  Fidelity -
                                                  Fidelity -                     VIP Equity-             Fidelity -
                                              VIP High Income                      Income                VIP Growth
                                                 Subaccount                      Subaccount              Subaccount
                                    -----------------------------------     ------------------      ------------------
                                              2000           1999 (1)               2000 (3)                2000 (3)
                                    -----------------------------------     ------------------      ------------------
Operations:
 Net investment income (loss)              $   58,762        $   (4,228)              $   (379)             $   (5,140)
 Net realized capital gain (loss)             (27,842)             (918)                   264                  (9,018)
 Net change in unrealized
  appreciation/depreciation of
  investments                                (455,242)           20,830                  5,898                (131,027)
                                     -----------------------------------     ------------------      ------------------
Increase (decrease) from operations          (424,322)           15,684                  5,783                (145,185)

Contract transactions:
 Net contract purchase payments               385,745           615,050                110,769                 861,397
 Transfer payments from (to) other
  subaccounts or general account              770,018           430,520                 95,256                 434,096
 Contract terminations,
  withdrawals, and other deductions           (55,026)          (28,661)                (2,438)                 (3,476)
                                    -----------------------------------     ------------------      ------------------
Increase from contract transactions         1,100,737         1,016,909                203,587               1,292,017
                                    -----------------------------------     ------------------      ------------------
Net increase (decrease) in contract
 owners' equity                               676,415         1,032,593                209,370               1,146,832

Contract owners' equity:
 Beginning of period                        1,032,593                 -                      -                       -
                                    -----------------------------------     ------------------      ------------------
 End of period                             $1,709,008        $1,032,593               $209,370              $1,146,832
                                    ===================================     ==================      ==================

(1) Commencement of operations, May 3, 1999.
(2) Commencement of operations, July 30, 1999.
(3) Commencement of operations, May 1, 2000.

See accompanying notes.

                                                  Fidelity - VIP II
     Fidelity - VIP II Index 500                  Investment Grade                   Fidelity - VIP III Growth
             Subaccount                            Bond Subaccount                   Opportunities Subaccount
------------------------------------     ----------------------------------     ---------------------------------
    2000                  1999 (1)                2000           1999 (1)                2000          1999 (1)
------------------------------------     ----------------------------------     ---------------------------------
$   (72,884)           $   (40,782)          $   73,184        $   (4,066)         $   379,938       $  (22,168)
     54,806                  4,786               (5,028)             (532)            (181,701)          (1,840)


 (2,259,157)               919,556              148,107             4,101           (1,854,264)         123,444
------------------------------------     ----------------------------------     ---------------------------------
 (2,277,235)               883,560              216,263              (497)          (1,656,027)          99,436


  6,557,306              5,758,959              801,616           442,643            2,175,215        3,117,430

  8,368,950              5,111,130            1,248,347           796,717            2,470,154        2,884,268


   (907,220)              (125,810)             (86,481)          (22,289)            (337,771)         (42,848)
------------------------------------     ----------------------------------     ---------------------------------
 14,019,036             10,744,279            1,963,482         1,217,071            4,307,598        5,958,850
------------------------------------     ----------------------------------     ---------------------------------
 11,741,801             11,627,839            2,179,745         1,216,574            2,651,571        6,058,286
 11,627,839                      -            1,216,574                 -            6,058,286                -
------------------------------------     ----------------------------------     ---------------------------------
$23,369,640            $11,627,839           $3,396,319        $1,216,574          $ 8,709,857       $6,058,286
====================================     ==================================     =================================

                    PFL Retirement Builder Variable Annuity
                  Account - Portfolio Select Variable Annuity

          Statements of Changes in Contract Owners' Equity (continued)



                                              Templeton International                       Templeton Asset
                                               Securities Subaccount                      Strategy Subaccount
                                       ------------------------------------      -----------------------------------
                                                2000           1999 (1)                 2000            1999 (1)
                                      ------------------------------------      -----------------------------------
Operations:
 Net investment income (loss)                 $  142,615          $ (3,071)             $ 74,222           $ (1,311)
 Net realized capital gain (loss)                 (2,312)              (46)               (7,020)                69
 Net change in unrealized
  appreciation/depreciation of
  investments                                   (177,786)           85,334               (73,869)            28,651
                                       ------------------------------------      -----------------------------------
Increase (decrease) from operations              (37,483)           82,217                (6,667)            27,409

Contract transactions:
 Net contract purchase payments                  652,124           372,050               104,862            146,563
 Transfer payments from (to) other
  subaccounts or general account               1,086,200           459,095               276,303            184,781
 Contract terminations, withdrawals,
  and other deductions                           (15,792)             (360)              (48,712)            (1,406)
                                      ------------------------------------      -----------------------------------
Increase from contract transactions            1,722,532           830,785               332,453            329,938
                                      ------------------------------------      -----------------------------------

Net increase (decrease) in contract
 owners' equity                                1,685,049           913,002               325,786            357,347

Contract owners' equity:
 Beginning of period                             913,002                 -               357,347                  -
                                      ------------------------------------      -----------------------------------
 End of period                                $2,598,051          $913,002              $683,133           $357,347
                                      ====================================      ===================================

(1) Commencement of operations, May 3, 1999.
(2) Commencement of operations, July 30, 1999.
(3) Commencement of operations, May 1, 2000.

See accompanying notes.

                                                  Templeton Developing
                                                  Markets Securities
        Franklin Small Cap Subaccount                Subaccount
 -------------------------------------------     ----------------------
        2000                   1999 (1)                2000 (3)
--------------------------------------------     -----------------------

$    (4,944)                    $   (3,352)                $   (139)
     14,566                         15,358                     (292)

 (1,344,810)                       286,704                   (3,683)
--------------------------------------------     --------------------
 (1,335,188)                       298,710                   (4,114)


  3,477,557                        670,913                   20,751

  3,115,543                        440,283                   10,004

    (86,462)                        (3,512)                  (1,719)
--------------------------------------------     --------------------
  6,506,638                      1,107,684                   29,036
--------------------------------------------     --------------------
  5,171,450                      1,406,394                   24,922


  1,406,394                              -                        -
--------------------------------------------     --------------------
$ 6,577,844                     $1,406,394                 $ 24,922
============================================     ====================

                    PFL Retirement Builder Variable Annuity
                  Account - Portfolio Select Variable Annuity

                         Notes to Financial Statements

                               December 31, 2000



1. Organization and Summary of Significant Accounting Policies

Organization

The PFL Retirement Builder Variable Annuity Account (the "Mutual Fund Account") is a segregated investment account of PFL Life Insurance Company ("PFL Life"), an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of seventy-one investment subaccounts, five of which are invested in specified portfolios of the AIM Variable Insurance Funds, Inc., one of which is invested in the Davis Value Portfolio of the Davis Variable Account Fund, Inc., eight of which are invested in specified portfolios of the Evergreen Variable Trust, two of which are invested in specified portfolios of the Federated Insurance Series, four of which are invested in specified portfolios of the MFS Variable Insurance Trust, four of which are invested in specified portfolios of the Oppenheimer Variable Account Funds, five of which are invested in specified portfolios of the Putnam Variable Trust, three of which are invested in specified portfolios of the Variable Insurance Products Fund, two of which are invested in specified portfolios of the Variable Insurance Products Fund II, one of which is invested in the Fidelity - VIP III Growth Opportunities Portfolio of the Variable Insurance Products Fund III, and four of which are invested in specified portfolios of the Franklin Templeton Variable Products Series Fund (each a "Series Fund" and collectively "the Series Funds"). Activity in these thirty-nine subaccounts is available to contract owners of the Portfolio Select Variable Annuity. Activity in the remaining thirty-two subaccounts (not included herein), as well as certain of the aforementioned thirty-nine subaccounts, are available to contract owners of the Retirement Income Builder Variable Annuity, PFL Immediate Income Builder, The One Income Annuity, and Retirement Income Builder II Variable Annuity, also offered by PFL Life. The amounts reported herein represent the activity related only to contract owners of the Portfolio Select Variable Annuity.

On February 1, 2000, shares of the Mentor VIP Capital Growth Portfolio, the Mentor VIP Growth Portfolio, and the Mentor VIP High Income Portfolio of the Mentor Variable Investment Portfolios were replaced with shares of the Evergreen VA Capital Growth Fund, the Evergreen VA Growth Fund, and the Evergreen VA High Income Fund of the Evergreen Variable Trust, respectively. This transfer had no impact on the market value of investments or contract owners' equity at the date of the transfer. In conjunction with this transfer, the Mentor VIP Capital Growth, Mentor VIP Growth, and Mentor VIP High Income subaccounts have been renamed the Evergreen VA Capital Growth Fund, the Evergreen VA Growth Fund, and the Evergreen VA High Income Fund subaccounts.

                    PFL Retirement Builder Variable Annuity
                  Account - Portfolio Select Variable Annuity

                   Notes to Financial Statements (continued)



1. Organization and Summary of Significant Accounting Policies (continued)

The Templeton International Securities and the Templeton Asset Strategy Funds and Subaccounts were formerly known as the Templeton International and the Templeton Asset Allocation Funds and Subaccounts, respectively.

Subsequent to December 31, 2000, The PFL Retirement Builder Variable Annuity changed its name to Retirement Builder Variable Annuity. Effective March 1, 2001, PFL Life intends to change its name to Transamerica Life Insurance Company.

Investments

Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Series Funds, as selected by the contract owner. Investments are stated at the closing net asset values per share as of December 31, 2000.

Realized capital gains and losses from sales of shares in the mutual funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the mutual funds are credited or charged to contract owners' equity.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.


2. Investments

A summary of the mutual fund investments at December 31, 2000 follows:

                                            Number of           Net Asset Value        Market
                                           Shares Held             Per Share           Value           Cost
                                         -------------------------------------------------------------------------
AIM Variable Insurance Funds, Inc.:
  AIM V.I. Capital Appreciation Fund              26,585.929             $30.84      $   819,910       $   944,922
  AIM V.I. Growth and Income Fund                828,037.372              26.19       21,686,299        24,106,705
  AIM V.I. International Equity Fund             217,086.591              20.12        4,367,782         5,310,071
  AIM V.I. Value Fund                          1,610,599.999              27.31       43,985,486        49,890,795
  AIM V.I. Dent Demographic Trends Fund          139,018.375               8.21        1,141,341         1,344,063
 Davis Variable Account Fund, Inc.:
  Davis Value Portfolio                           64,862.625              11.06          717,381           709,509

                    PFL Retirement Builder Variable Annuity
                  Account - Portfolio Select Variable Annuity

                   Notes to Financial Statements (continued)



2. Investments (continued)

                                            Number of           Net Asset Value        Market
                                           Shares Held             Per Share           Value           Cost
                                         -------------------------------------------------------------------------
Evergreen Variable Trust:
  Evergreen VA Fund                              167,860.849             $14.96      $ 2,511,198      $ 2,754,310
  Evergreen VA Foundation Fund                 1,502,624.634              14.60       21,938,320       22,716,509
  Evergreen VA Growth and Income Fund            222,437.828              16.46        3,661,327        3,627,594
  Evergreen VA Global Leaders Fund               200,254.277              14.40        2,883,662        2,966,610
  Evergreen VA International Growth Fund          56,851.766              11.52          654,932          674,322
  Evergreen VA Capital Growth Fund               252,697.333              16.43        4,151,817        3,576,264
  Evergreen VA Growth Fund                       114,081.141              15.71        1,792,215        1,658,088
  Evergreen VA High Income Fund                   24,039.842               9.37          225,253          246,415
 Federated Insurance Series:
  Federated American Leaders Fund II              20,193.090              20.52          414,362          401,891
  Federated High Income Bond Fund II             772,871.864               8.46        6,538,496        7,656,728
 MFS Variable Insurance Trust:
  MFS Emerging Growth Series                     858,495.703              28.84       24,759,016       26,718,928
  MFS Research Series                            680,849.367              20.80       14,161,667       14,484,280
  MFS Total Return Series                        479,611.785              19.59        9,395,595        8,549,374
  MFS Utilities Series                           536,352.282              23.57       12,641,823       12,463,925
 Oppenheimer Variable Account Funds:
  Oppenheimer Capital Appreciation Fund/VA       421,965.396              46.63       19,676,246       19,246,964
  Oppenheimer Main Street Growth and
   Income Fund/VA                                 59,285.788              21.26        1,260,416        1,355,811
  Oppenheimer Multiple Strategies Fund/VA        198,910.071              16.55        3,291,962        3,308,327
  Oppenheimer Strategic Bond Fund/VA           1,290,188.386               4.69        6,050,984        6,219,316
 Putnam Variable Trust:
  Putnam VT Global Growth Fund                   540,681.385              18.02        9,743,079       12,596,778
  Putnam VT Growth and Income Fund                11,551.917              25.76          297,577          286,923
  Putnam VT Growth Opportunities Fund            159,727.096               7.79        1,244,274        1,565,725
  Putnam VT Money Market Fund                  4,734,308.490               1.00        4,734,308        4,734,308
  Putnam VT New Value Fund                       181,609.797              13.49        2,449,916        2,205,177
 Variable Insurance Products Fund:
  Fidelity - VIP High Income Portfolio           208,926.276               8.18        1,709,017        2,143,429
  Fidelity - VIP Equity-Income Portfolio           8,239.649              25.41          209,369          203,471
  Fidelity - VIP Growth Portfolio                 26,406.171              43.43        1,146,820        1,277,847

                    PFL Retirement Builder Variable Annuity
                  Account - Portfolio Select Variable Annuity

                   Notes to Financial Statements (continued)



2. Investments (continued)


                                            Number of           Net Asset Value        Market
                                           Shares Held             Per Share           Value           Cost
                                         -------------------------------------------------------------------------
Variable Insurance Products Fund II:
  Fidelity - VIP II Index 500 Portfolio          156,286.186            $149.53      $23,369,473      $24,709,074
  Fidelity - VIP II Investment Grade
   Bond Portfolio                                269,763.345              12.59        3,396,321        3,244,113
 Variable Insurance Products Fund III:
  Fidelity - VIP III Growth
   Opportunities Portfolio                       490,969.530              17.74        8,709,799       10,440,619
 Franklin Templeton Variable Products
  Series Fund:
  Templeton International Securities Fund        139,158.075              18.67        2,598,081        2,690,533
  Templeton Asset Strategy Fund                   35,710.375              19.13          683,139          728,357
  Franklin Small Cap Fund                        311,188.762              21.14        6,578,530        7,636,636
  Templeton Developing Markets
   Securities Fund                                 4,774.382               5.22           24,922           28,605

The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                                                        Period ended December 31
                                                               2000                                         1999
                                               ----------------------------------     ----------------------------------------
                                                    Purchases          Sales                 Purchases             Sales
                                               ----------------------------------     ----------------------------------------
 AIM Variable Insurance Funds, Inc.:
  AIM V.I. Capital Appreciation Fund                 $   948,556       $    3,392       $                -            $      -
  AIM V.I. Growth and Income Fund                     13,585,018          856,051                11,414,145            530,920
  AIM V.I. International Equity Fund                   4,071,636          165,682                 1,338,004             84,397
  AIM V.I. Value Fund                                 26,583,482          982,831                23,426,246            365,248
  AIM V.I. Dent Demographic Trends Fund                1,351,945            8,221                         -                  -
 Davis Variable Account Fund, Inc.:
  Davis Value Portfolio                                  714,354            4,926                         -                  -
 Evergreen Variable Trust:
  Evergreen VA Fund                                    1,292,611          224,744                 1,523,887             85,870
  Evergreen VA Foundation Fund                        10,341,492        1,777,488                13,584,753            404,879
  Evergreen VA Growth and Income Fund                  1,257,772          331,399                 2,219,780            108,302
  Evergreen VA Global Leaders Fund                     2,414,473          139,575                   753,686             76,875
  Evergreen VA International Growth Fund                 604,715           53,432                   163,792             51,622
  Evergreen VA Capital Growth Fund                     1,952,444          377,677                 2,089,159             86,888
  Evergreen VA Growth Fund                             1,201,490           33,990                   485,645              7,952
  Evergreen VA High Income Fund                           66,225            8,566                   191,793              3,096
 Federated Insurance Series:
  Federated American Leaders Fund II                     406,448            4,658                         -                  -
  Federated High Income Bond Fund II                   2,486,912        1,242,355                 6,563,382            486,567

                    PFL Retirement Builder Variable Annuity
                  Account - Portfolio Select Variable Annuity

                   Notes to Financial Statements (continued)



2. Investments (continued)


                                                                        Period ended December 31
                                                               2000                                         1999
                                               ----------------------------------     ----------------------------------------
                                                    Purchases          Sales                 Purchases             Sales
                                               ----------------------------------     ----------------------------------------
 MFS Variable Insurance Trust:
  MFS Emerging Growth Series                        $17,856,552       $  364,711          $ 8,961,549       $  577,046
  MFS Research Series                                 6,811,099          804,935            8,052,878          284,185
  MFS Total Return Series                             3,108,717          816,185            5,971,519          198,553
  MFS Utilities Series                               10,153,992          181,696            2,474,469           15,611
 Oppenheimer Variable Account Funds:
  Oppenheimer Capital Appreciation Fund/VA           11,259,107          413,204            8,166,265          337,583
  Oppenheimer Main Street Growth and Income
   Fund/VA                                            1,473,013          107,197                    -                -
  Oppenheimer Multiple Strategies Fund/VA             1,536,030          595,770            2,196,884           54,293
  Oppenheimer Strategic Bond Fund/VA                  2,277,522          759,776            4,593,681          373,541
 Putnam Variable Trust:
  Putnam VT Global Growth Fund                        8,959,266          174,019            3,814,069          119,487
  Putnam VT Growth and Income Fund                      294,293            7,505                    -                -
  Putnam VT Growth Opportunities Fund                 1,651,299           65,557                    -                -
  Putnam VT Money Market Fund                         4,215,029        2,953,647            4,438,402        1,045,559
  Putnam VT New Value Fund                              865,869          194,808            1,448,115           79,858
 Variable Insurance Products Fund:
  Fidelity - VIP High Income Portfolio                1,349,297          189,789            1,066,533           53,902
  Fidelity - VIP Equity-Income Portfolio                209,588            6,381                    -                -
  Fidelity - VIP Growth Portfolio                     1,366,271           79,406                    -                -
 Variable Insurance Products Fund II:
  Fidelity - VIP II Index 500 Portfolio              14,980,209        1,034,271           10,790,001           86,457
  Fidelity - VIP II Investment Grade Bond
   Portfolio                                          2,202,679          166,011            1,257,673           44,668
 Variable Insurance Products Fund III:
  Fidelity - VIP III Growth Opportunities
   Portfolio                                          5,787,876        1,100,448            6,029,005           92,273
 Franklin Templeton Variable Products Series
  Fund:
  Templeton International Securities Fund             1,920,646           55,480              753,686            5,802
  Templeton Asset Strategy Fund                         460,680           54,003              163,792            2,709
  Franklin Small Cap Fund                             9,734,982        3,232,612            2,474,469           65,707
  Templeton Developing Markets Securities Fund           30,754            1,857                    -                -

                    PFL Retirement Builder Variable Annuity
                  Account - Portfolio Select Variable Annuity

                   Notes to Financial Statements (continued)



3. Contract Owners' Equity

A summary of deferred annuity contracts terminable by owners at December 31, 2000 follows:

                                                   Return of Premium Death Benefit
                                      --------------------------------------------------------
                                                                                 Total
                                           Accumulation       Accumulation      Contract
              Subaccount                   Units Owned         Unit Value        Value
----------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                  458,897.594          $1.548873      $   710,774
AIM V.I. Growth and Income                  12,827,416.397           1.406145       18,037,207
AIM V.I. International Equity                2,874,867.982           1.195650        3,437,336
AIM V.I. Value                              26,566,665.643           1.365146       36,267,377
AIM V.I. Dent Demographic Trends             1,172,826.211           0.780681          915,603
Davis Value                                    632,901.912           0.981487          621,185
Evergreen VA                                 1,792,332.934           1.183105        2,120,518
Evergreen VA Foundation                     15,592,268.629           1.090926       17,010,011
Evergreen VA Growth and Income               2,407,199.917           1.238902        2,982,285
Evergreen VA Global Leaders                  2,321,650.133           1.042201        2,419,626
Evergreen VA International Growth              488,111.025           1.260910          615,464
Evergreen VA Capital Growth                  3,297,066.176           1.122818        3,702,005
Evergreen VA Growth                          1,034,006.742           1.515453        1,566,989
Evergreen VA High Income                       161,016.536           1.037494          167,054
Federated American Leaders II                  368,955.026           1.037340          382,732
Federated High Income Bond II                5,394,818.345           0.932407        5,030,166
MFS Emerging Growth                         11,939,502.338           1.749304       20,885,819
MFS Research                                 8,448,027.676           1.391634       11,756,563
MFS Total Return                             6,125,138.173           1.251694        7,666,799
MFS Utilities                                6,820,401.291           1.493055       10,183,234
Oppenheimer Capital Appreciation             9,265,020.588           1.736299       16,086,846
Oppenheimer Main Street Growth and
 Income                                        731,230.202           1.283567          938,583
Oppenheimer Multiple Strategies              1,928,822.961           1.228870        2,370,273
Oppenheimer Strategic Bond                   4,563,525.355           1.041157        4,751,346
Putnam VT Global Growth                      6,137,419.658           1.309667        8,037,976
Putnam VT Growth and Income                    220,029.841           1.079699          237,566
Putnam VT Growth Opportunities               1,356,383.678           0.725408          983,932
Putnam VT Money Market                       3,282,716.436           1.083783        3,557,752
Putnam VT New Value                          1,552,417.849           1.293634        2,008,261
Fidelity - VIP High Income                   1,311,906.355           0.895076        1,174,256
Fidelity - VIP Equity-Income                   171,075.872           1.084290          185,496
Fidelity - VIP Growth                        1,094,685.468           0.845413          925,461
Fidelity - VIP II Index 500                 11,036,845.366           1.770093       19,536,243
Fidelity - VIP II Investment Grade
 Bond                                        1,968,721.236           1.240959        2,443,102

                    PFL Retirement Builder Variable Annuity
                  Account - Portfolio Select Variable Annuity

                   Notes to Financial Statements (continued)



3. Contract Owners' Equity (continued)

                                                   Return of Premium Death Benefit
                                      --------------------------------------------------------
                                                                                 Total
                                           Accumulation       Accumulation      Contract
              Subaccount                   Units Owned         Unit Value        Value
----------------------------------------------------------------------------------------------
Fidelity - VIP III Growth
 Opportunities                               5,653,717.740          $1.269068       $7,174,952
Templeton International Securities           1,979,094.445           1.071637        2,120,871
Templeton Asset Strategy                       499,506.284           1.069484          534,214
Franklin Small Cap                           4,010,035.461           1.329963        5,333,199
Templeton Developing Markets Securities         19,394.987           0.800623           15,528

                                                5% Annually Compounding Death Benefit
                                                     Annual Step-Up Death Benefit
                                      --------------------------------------------------------
                                                                                 Total
                                           Accumulation       Accumulation      Contract
              Subaccount                   Units Owned         Unit Value        Value
----------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                 70,232.080         $1.554028      $  109,143
AIM V.I. Growth and Income                 2,586,628.266          1.410847       3,649,337
AIM V.I. International Equity                775,656.649          1.199492         930,394
AIM V.I. Value                             5,634,834.229          1.369684       7,717,942
AIM V.I. Dent Demographic Trends             288,892.492          0.781444         225,753
Davis Value                                   97,909.365          0.982447          96,191
Evergreen VA                                 329,155.677          1.186917         390,680
Evergreen VA Foundation                    4,503,157.526          1.094433       4,928,404
Evergreen VA Growth and Income               546,340.883          1.242876         679,034
Evergreen VA Global Leaders                  444,144.049          1.044776         464,031
Evergreen VA International Growth             31,218.224          1.264013          39,460
Evergreen VA Capital Growth                  399,642.256          1.125559         449,821
Evergreen VA Growth                          148,234.447          1.519206         225,199
Evergreen VA High Income                      55,976.784          1.039700          58,199
Federated American Leaders II                 30,459.737          1.038363          31,628
Federated High Income Bond II              1,576,288.286          0.956867       1,508,298
MFS Emerging Growth                        2,206,909.242          1.755130       3,873,413
MFS Research                               1,722,579.045          1.396271       2,405,187
MFS Total Return                           1,376,569.223          1.255866       1,728,786
MFS Utilities                              1,641,126.921          1.498031       2,458,459
Oppenheimer Capital Appreciation           2,060,439.388          1.742076       3,589,442
Oppenheimer Main Street Growth and
 Income                                      249,906.939          1.287837         321,839

                    PFL Retirement Builder Variable Annuity
                  Account - Portfolio Select Variable Annuity

                   Notes to Financial Statements (continued)



3. Contract Owners' Equity (continued)

                                              5% Annually Compounding Death Benefit
                                                   Annual Step-Up Death Benefit
                                      --------------------------------------------------------
                                                                                 Total
                                           Accumulation       Accumulation      Contract
              Subaccount                   Units Owned         Unit Value        Value
----------------------------------------------------------------------------------------------
Oppenheimer Multiple Strategies              747,623.711         $1.232811      $  921,679
Oppenheimer Strategic Bond                 1,244,072.769          1.044650       1,299,621
Putnam VT Global Growth                    1,297,847.158          1.313877       1,705,212
Putnam VT Growth and Income                   55,526.790          1.080751          60,011
Putnam VT Growth Opportunities               358,571.482          0.726127         260,368
Putnam VT Money Market                     1,082,175.430          1.087256       1,176,602
Putnam VT New Value                          340,306.750          1.297787         441,646
Fidelity - VIP High Income                   593,909.234          0.900394         534,752
Fidelity - VIP Equity-Income                  21,996.326          1.085356          23,874
Fidelity - VIP Growth                        261,594.761          0.846237         221,371
Fidelity - VIP II Index 500                2,152,898.133          1.780575       3,833,397
Fidelity - VIP II Investment Grade
 Bond                                        763,599.038          1.248322         953,217
Fidelity - VIP III Growth
 Opportunities                             1,202,930.996          1.275971       1,534,905
Templeton International Securities           444,189.505          1.074271         477,180
Templeton Asset Strategy                     138,902.166          1.072117         148,919
Franklin Small Cap                           933,546.385          1.333244       1,244,645
Templeton Developing Markets Securities       11,721.961          0.801409           9,394

A summary of changes in contract owners' account units follows:

                                                                                                                     AIM V.I. Dent
                                         AIM V.I. Capital   AIM V.I. Growth        AIM V.I.                           Demographic
                                           Appreciation        and Income       International     AIM V.I. Value         Trends
                                            Subaccount         Subaccount     Equity Subaccount     Subaccount         Subaccount
                                        --------------------------------------------------------------------------------------------
Units outstanding at January 1, 1999                   -           218,234              99,629          801,367                  -
Units purchased                                        -         3,928,964             626,685        9,239,702                  -
Units redeemed and transferred                         -         3,769,120             375,303        6,853,944                  -
                                        --------------------------------------------------------------------------------------------
Units outstanding at December 31, 1999                 -         7,916,318           1,101,617       16,895,013                  -
 Units purchased                                 241,010         3,625,391           1,372,154        8,194,525          1,019,446
 Units redeemed and transferred                  288,120         3,872,336           1,176,754        7,111,962            442,273
                                        --------------------------------------------------------------------------------------------
Units outstanding at December 31, 2000           529,130        15,414,045           3,650,525       32,201,500          1,461,719
                                        ============================================================================================

                    PFL Retirement Builder Variable Annuity
                  Account - Portfolio Select Variable Annuity

                   Notes to Financial Statements (continued)



3. Contract Owners' Equity (continued)

                                                                                                    Evergreen          Evergreen
                                                               Evergreen        Evergreen VA        VA Growth          VA Global
                                           Davis Value            VA             Foundation         and Income          Leaders
                                            Subaccount         Subaccount        Subaccount         Subaccount         Subaccount
                                        -----------------------------------------------------------------------------------------
Units outstanding at January 1, 1999                   -          200,471             790,200          522,354                  -
Units purchased                                        -          783,118           6,357,190          996,346            379,771
Units redeemed and transferred                         -          321,208           5,596,087          788,557            269,023
                                        -----------------------------------------------------------------------------------------
Units outstanding at December 31, 1999                 -        1,304,797          12,743,477        2,307,257            648,794
 Units purchased                                 354,541          534,930           4,475,215          421,068          1,204,356
 Units redeemed and transferred                  376,270          281,762           2,876,734          225,216            912,644
                                        -----------------------------------------------------------------------------------------
Units outstanding at December 31, 2000           730,811        2,121,489          20,095,426        2,953,541          2,765,794
                                        =========================================================================================

                                          Evergreen VA       Evergreen                         Evergreen           Federated
                                         International       VA Capital     Evergreen           VA High            American
                                            Growth            Growth        VA Growth           Income            Leaders II
                                          Subaccount        Subaccount      Subaccount         Subaccount         Subaccount
                                        -----------------------------------------------------------------------------------------
Units outstanding at January 1, 1999                    -                 -                 -                 -                 -
Units purchased                                    92,352         1,282,849           242,944           136,421                 -
Units redeemed and transferred                      5,745           839,102           181,806            41,119                 -
                                        -----------------------------------------------------------------------------------------
Units outstanding at December 31, 1999             98,097         2,121,951           424,750           177,540                 -
 Units purchased                                  322,809           767,337           405,196            19,668           276,724
 Units redeemed and transferred                    98,423           807,420           352,295            19,785           122,691
                                        -----------------------------------------------------------------------------------------
Units outstanding at December 31, 2000            519,329         3,696,708         1,182,241           216,993           399,415
                                        =========================================================================================

                    PFL Retirement Builder Variable Annuity
                  Account - Portfolio Select Variable Annuity

                   Notes to Financial Statements (continued)



3. Contract Owners' Equity (continued)

                                               Federated              MFS
                                              High Income          Emerging             MFS             MFS Total
                                                Bond II             Growth            Research            Return       MFS Utilities
                                              Subaccount          Subaccount         Subaccount        Subaccount       Subaccount
                                         ------------------------------------------------------------------------------------------
Units outstanding at January 1, 1999             592,153            424,170            452,540          458,528                  -
Units purchased                                3,303,116          3,777,398          3,417,737        2,630,174          1,011,094
Units redeemed and transferred                 2,410,139          1,971,765          2,723,176        2,595,835            979,496
                                         -----------------------------------------------------------------------------------------
Units outstanding at December 31, 1999         6,305,408          6,173,333          6,593,453        5,684,537          1,990,590
 Units purchased                                 543,244          4,287,030          1,682,554          954,875          2,874,060
 Units redeemed and transferred                  122,455          3,686,049          1,894,600          862,295          3,596,878
                                         -----------------------------------------------------------------------------------------
Units outstanding at December 31, 2000         6,971,107         14,146,412         10,170,607        7,501,707          8,461,528
                                         =========================================================================================

                                                            Oppenheimer
                                          Oppenheimer       Main Street          Oppenheimer         Oppenheimer       Putnam VT
                                            Capital          Growth and            Multiple            Strategic         Global
                                          Appreciation         Income             Strategies              Bond           Growth
                                           Subaccount        Subaccount           Subaccount          Subaccount        Subaccount
                                         ------------------------------------------------------------------------------------------
Units outstanding at January 1, 1999          326,339                -             228,613             554,945              72,931
Units purchased                             3,027,116                -             903,774           2,176,241           1,476,677
Units redeemed and transferred              2,492,783                -             994,348           1,949,311           1,253,657
                                         ------------------------------------------------------------------------------------------
Units outstanding at December 31, 1999      5,846,238                -           2,126,735           4,680,497           2,803,265
 Units purchased                            3,028,511          753,854             333,040             484,103           2,189,603
 Units redeemed and transferred             2,450,711          227,283             216,672             642,998           2,442,399
                                         -----------------------------------------------------------------------------------------
Units outstanding at December 31, 2000     11,325,460          981,137           2,676,447           5,807,598           7,435,267
                                         ==========================================================================================

                    PFL Retirement Builder Variable Annuity
                  Account - Portfolio Select Variable Annuity

                   Notes to Financial Statements (continued)


3. Contract Owners' Equity (continued)

                                           Putnam VT         Putnam VT         Putnam VT                          Fidelity -
                                           Growth and         Growth             Money          Putnam VT         VIP High
                                             Income        Opportunities         Market         New Value          Income
                                           Subaccount       Subaccount         Subaccount       Subaccount       Subaccount
                                         -------------------------------------------------------------------------------------------
Units outstanding at January 1, 1999                -                -             79,630           157,573                 -
Units purchased                                     -                -          3,335,351           612,926           533,674
Units redeemed and transferred                      -                -            (71,304)          594,673           347,184
                                         -------------------------------------------------------------------------------------------
Units outstanding at December 31, 1999              -                -          3,343,677         1,365,172           880,858
 Units purchased                              154,151        1,144,383          1,289,470           210,740           364,149
 Units redeemed and transferred               121,406          570,572           (268,255)          316,813           660,809
                                         -------------------------------------------------------------------------------------------
Units outstanding at December 31, 2000        275,557        1,714,955          4,364,892         1,892,725         1,905,816
                                         ===========================================================================================

                                                                                                                      Fidelity -
                                         Fidelity - VIP       Fidelity -                          Fidelity - VIP       VIP III
                                         Equity-Income        VIP Growth       Fidelity - VIP     II Investment         Growth
                                           Portfolio           Portfolio        II Index 500       Grade Bond        Opportunities
                                           Subaccount         Subaccount         Subaccount        Subaccount         Subaccount
                                         -------------------------------------------------------------------------------------------
Units outstanding at January 1, 1999               -                   -                  -                 -                    -
Units purchased                                    -                   -          3,169,757           390,707            2,033,125
Units redeemed and transferred                     -                   -          2,701,968           683,529            1,868,881
                                         -------------------------------------------------------------------------------------------
Units outstanding at December 31, 1999             -                   -          5,871,725         1,074,236            3,902,006
 Units purchased                             105,388             904,598          3,434,425           670,375            1,510,520
 Units redeemed and transferred               87,684             451,682          3,883,593           987,709            1,444,123
                                         -------------------------------------------------------------------------------------------
Units outstanding at December 31, 2000       193,072           1,356,280         13,189,743         2,732,320            6,856,649
                                         ===========================================================================================

                                                                                                                Templeton
                                                         Templeton          Templeton                           Developing
                                                       International          Asset            Franklin          Markets
                                                         Securities          Strategy          Small Cap        Securities
                                                         Subaccount         Subaccount        Subaccount        Subaccount
                                                   -------------------------------------------------------------------------------
Units outstanding at January 1, 1999                             -                   -                  -                 -
Units purchased                                            368,182             147,080            870,123                 -
Units redeemed and transferred                             451,999             182,497                  -                 -
                                                   -------------------------------------------------------------------------------
Units outstanding at December 31, 1999                     820,181             329,577            870,123                 -
 Units purchased                                           606,602              98,360          2,168,730            21,403
 Units redeemed and transferred                            996,501             210,471          1,904,729             9,714
                                                   -------------------------------------------------------------------------------
Units outstanding at December 31, 2000                   2,423,284             638,408          4,943,582            31,117
                                                   ===============================================================================

                    PFL Retirement Builder Variable Annuity
                  Account - Portfolio Select Variable Annuity

                   Notes to Financial Statements (continued)



4. Administrative, Mortality and Expense Risk Charges

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for PFL Life's assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the account. For the 5% Annually Compounding Death Benefit and the Annual Step-Up Death Benefit, this charge is equal to an effective annual rate of 1.25% of the value of the contract owners' individual account. For the Return of Premium Death Benefit, the corresponding charge is equal to an effective annual rate of 1.10% of the value of the contract owners' individual account.

An administrative charge of .15% annually is deducted from the client values of the subaccounts of the Mutual Fund Account. This charge is assessed daily along with an annual policy fee of the lesser of 2% of the policy value or $30 per contract. The annual policy fee is deducted proportionately from the subaccounts' accumulated values. These deductions represent reimbursement for the costs expected to be incurred over the life of the contract for issuing and maintaining each contract and the Mutual Fund Account.


5. Taxes

Operations of the Mutual Fund Account form a part of PFL Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). The operations of the Mutual Fund Account are accounted for separately from other operations of PFL Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from PFL Life. Under existing federal income tax laws, the income of the Mutual Fund Account, to the extent applied to increase reserves under the variable annuity contracts, is not taxable to PFL Life.

PART C    OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a)  Financial Statements

          All required financial statements are included in Part B of this Registration Statement.

     (b)  Exhibits:

          (1) (a) Resolution of the Board of Directors of PFL Life Insurance Company authorizing establishment of the Mutual Fund Account. Note 1.

          (2)       Not Applicable.

          (3) (a) Principal Distribution Agreement by and between PFL Life Insurance Company on its own behalf and on the behalf of the Mutual Fund Account, and AEGON USA Securities, Inc. Note 2.

               (a)(1) Principal Underwriting Agreement by and between PFL Life
                      Insurance Company on its own behalf and on behalf of the Mutual Fund Account, and AFSG Securities Corporation.
                      Note 5.

               (a)(2) Termination of Principal Distribution Agreement by and
                      between PFL Life Insurance Company on its own behalf and on the behalf of the Mutual Fund Account, and AEGON USA Securities Inc. Note 6

               (b) Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer.
                    Note 5.

          (4) (a) Form of Policy for the Retirement Income Builder Variable Annuity. Note 2

               (b) Form of Policy Endorsements for the Retirement Income Builder Variable Annuity. Note 6. (Allocation of Premium Payments)

               (c) Form of Policy Endorsement for the Retirement Income Builder Variable Annuity. (GMIB) Note 7.

               (d) Form of Policy Endorsement for the Retirement Income Builder Variable Annuity (403(b)) Note 7.





               (e) Form of Policy Endorsement for the Retirement Income Builder Variable Annuity (Additional Death Distribution). Note
                    11

          (5) (a) Form of Application for the Retirement Income Builder Variable Annuity. Note 3

               (b) Form of Application for the First Union "Flexible Premium Individual Deferred" Variable Annuity. Note 5.

         (5)(b)(1) Amended form of Application for the First Union "Flexible Premium Individual Deferred" Variable Annuity. Note 9.

               (c) Form of Application for the Retirement Income Builder Variable Annuity. Note 5.

         (5)(c)(1) Amended form of Application for the Retirement Income Builder Variable Annuity. Note 9.

               (d) Form of Application for the Multi-Manager Retirement Income Builder "Flexible Premium Individual Deferred Variable Annuity." Note 6.

         (5)(d)(1) Amended form of Application for the Multi-Manager Retirement Income Builder "Flexible Premium Individual Deferred Variable Annuity." Note 9.

         (5)(d)(2) Amended form of Application for the Retirement Income Builder II. Note 11.

          (6)  (a)  Articles of Incorporation of PFL Life Insurance Company.
                    Note 1.

               (b)  ByLaws of PFL Life Insurance Company.  Note 1.

          (7)       Not Applicable.

          (8) (a) Participation Agreement by and between PFL Life Insurance Company and Fidelity Distributors Corporation and Addendum thereto. Note 2

          (8)  (a)(1) Participation Agreement between Variable Insurance
                      Products Fund III, Fidelity Distributors Corporation (Underwriter), and PFL Life Insurance Company (Depositor).
                      Note 3

          (8)  (a)(2) Addendum to Participation Agreement between Variable
                      Insurance Product Funds, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 5.

          (8)  (a)(3) Addendums to Participation Agreements between PFL Life
                      Insurance Company, Fidelity Distributors and Variable Insurance Products Funds, Variable Insurance Products Funds II, and Variable Insurance Products Funds III. Note 8.

            (8)(a)(4) Amended Schedule A to Participation Agreements between PFL
                      Life Insurance Company, Fidelty Distributors and Variable Insurance Products Funds, Variable Insurance Products Funds II, Variable Insurance Products Funds III. Note 9.


          (8)  (b)    Participation Agreement by and among AIM Variable
                      Insurance Funds, Inc., PFL Life Insurance Company, and
                      AFSG Securities Corporation. Note 6

          (8)  (b)(1) Amendment No.1 to Participation Agreement by and among AIM
                      Variable Insurance Funds, Inc., PFL Life Insurance Company, AFSG Securities Corporation. Note 6.

           (8)(b)(2) Amendment No. 4 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., PFL Life Insurance Company, AFSG Securities Corporation. Note 9.

          (8)  (c)    Form of Participation Agreement by and between PFL Life
                      Insurance Company and Evergreen Variable Trust. Note 5


          (c)(1) Addendum to Participation Agreement between PFL Life Insurance Company and Evergreen Variable Trust. Note 8.

          (8)  (c)(2) Addendum No. 2 to Participation Agreement between PFL Life
                      Insurance Company and Evergreen Variable Trust. Note
                      9.

               (c)(3) Addendum No. 3 to Participation Agreement between PFL Life
                      Insurance Company and Evergreen Variable Trust. Note 11

          (8)  (d)    Amended Exhibit A and Exhibit B to Participation Agreement
                      by and between PFL Life Insurance Company, Federated
                      Insurance Series and Federated Securities Corp. Note 5

           (8)(d)(1) Second Amendment Exhibit A and Exhibit B to Participation Agreement by and between PFL Life Insurance Company, Federated Insurance Series and Federated Securities Corp.
                      Note 9.

          (8)  (e)    Participation Agreement among MFS Variable Insurance
                      Trust, PFL Life Insurance Company and Massachusetts
                      Financial Services Company. Note 4

          (8)  (e)(1) Addendum to Participation Agreement, dated as of November
                      24, 1997 by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company, and PFL Life Insurance Company. Note 6.


          (8)  (e)(2) Partial Termination of Participation Agreement among MFS
                      Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 8.


          (8)  (f)    Participation Agreement among Oppenheimer Variable Account
                      Funds, Oppenheimer Funds, Inc. and PFL Life Insurance
                      Company. Note 4

          (8)  (f)(1) Amendment to Participation Agreement, dated as of December
                      15, 1997 by and among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., and PFL Life Insurance Company.
                      Note 6.

          (8)  (g)    Participation Agreement by and between Putnam Variable
                      Trust, Putnam Mutual Funds Corp. and PFL Life Insurance
                      Company. Note 6

           (8)(g)(1) Amended Schedule A to Participation Agreement by and between Putman Variable Trust, Putman Mutual Funds Corp. and PFL Life Insurance Company. Note 9.

          (8)  (h)    Amendment to Participation Agreement, dated as of April
                      15, 1997, between Dreyfus Variable Investment Fund, the
                      Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus
                      Life and Annuity Index fund, Inc., (d/b/a Dreyfus Stock
                      Index fund), and, PFL Life Insurance Company. Note 6.


          (8)  (i)    Amendment No. 5 to Participation Agreement among WRL
                      Series Fund, Inc., Western Reserve Life Assurance Co. of

                      Ohio, and PFL Life Insurance Company. Note 7.

               (j) Participation Agreement among Templeton Variable Products Series Fund, Franklin Templeton Distributors, Inc. and PFL Life Insurance Company. Note 8.

            (8)(j)(1) Revised Participation Agreement by and among Franklin
                      Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and PFL Life Insurance Company. Note 11.

               (k) Participation Agreement between Mentor Variable Investment Portfolios and PFL Life Insurance Company. Note 9.

            (8)(l) Participation Agreement among Davis Variable Account Fund, Inc., Davis Distributors, LLC. and PFL Life Insurance Company. Note 9

            (8)(m) Participation Agreement by and between PFL Life Insurance Company and Transamerica Variable Insurance Fund, Inc.
                      Note 9

            (8)(m)(1) Form of Termination of Participation Agreement
                      (Transamerica). Note 11

            (8)(m)(2) Form of Participation Agreement (Transamerica)

            (8)(m)(3) Form of Addendum to January 1, 2000 Transamerica Variable
                      Insurance Fund, Inc. Participation Agreement for Transamerica Life Insurance Company. Note 11

            (8)(n) Participation Agreement by and among Alliance Variable Products Series Fund, Inc., PFL Life Insurance Company, AFSG Securities Corporation. Note 10

            (8)(n)(1) Form of Amendment No 1 to Participation Agreement by and
                      among Alliance Variable Products Series Fund, Inc., PFL Life Insurance Company, AFSG Securities Corporation. Note 11

            (8)(o) Participation Agreement between Nation Separation Account Trust, Transamerica Life Insurance Company and _________________. Note 11

            (9)       Opinion and Consent of Counsel.  Note 2

           (10)(a)    Consent of Independent Auditors. Note 11

           (10)(b)    Opinion and Consent of Actuary. Note 11

           (11)       Not applicable.

           (12)       Not applicable.

           (13)(a)    Performance Data Calculations (PFL RIB). Note 8

           (13)(b)    Performance Data Calculations. (PFL RIB)

           (13)(c)    Performance Data Calculations. (Portfolio Select) Note 8

           (14) Powers of Attorney. Note 1. (Patrick S. Baird, Craig D. Vermie, William L. Busler, Douglas C. Kolsrud, Robert J. Kontz) Note 2. Brendy K. Clancy. Note 6 Larry N. Norman
                      Note 11 Bart Herbert, Jr.

           ---------------------

           Note 1. Filed with one Initial filing of this Form N-4 Registration Statement (File No. 333-7509) on July 3, 1996.

           Note 2. Filed with Pre-Effective Amendment No. 1 to this Form N-4 Registration Statement (File No. 333-7509) on December 6, 1996.

           Note 3. Filed with Post-Effective Amendment No. 1 to this Form N-4 Registration Statement (File No. 333-7509) on April 29, 1997.

           Note 4. Filed with Post-Effective Amendment No. 2 to this Form N-4 Registration Statement (File No. 333-7509) on December 23, 1997.

           Note 5. Filed with Post-Effective Amendment No. 4 to this Form N-4 Registration Statement (File No. 333-7509) on April 30, 1998.

           Note 6. Filed with Post-Effective Amendment No. 5 to this Form N-4 Registration Statement (File No. 333-7509) on July 16, 1998.

           Note 7. Filed with Post-Effective Amendment No. 6 to this Form N-4 Registration Statement (File No. 333-7509) on January 22, 1999.

           Note 8. Filed with Post-Effective Amendment No. 8 to this Form N-4 Registration Statement (File No. 333-7509) on April 29, 1999.

           Note 9. Filed with Post-Effective Amendment No. 9 to this Form N-4 Registration Statement (File No. 333-7509) on April 27, 2000.

           Note 10. Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-26209) on April 28, 2000.

           Note 11.   Filed Herewith.

Item 25.         Directors and Officers of the Depositor


                                   Principal Positions
Name and                           and Offices with
Business Address                   Depositor
----------------                   ---------
Larry N. Norman                    Director and President
4333 Edgewood Road N.E.
Cedar Rapids, Iowa 52499-0001

Patrick S. Baird                   Director, Senior Vice President and
4333 Edgewood Road N.E.            Chief Operating Officer
Cedar Rapids, Iowa 52499-0001

Craig D. Vermie                    Director, Vice President, Secretary and
4333 Edgewood Road N.E.            General Counsel
Cedar Rapids, Iowa 52499-0001

Douglas C. Kolsrud                 Director, Senior Vice President, Chief
4333 Edgewood Road N.E.            Investment Officer and Corporate Actuary
Cedar Rapids, Iowa 52499-0001

Bart Hebert, Jr.                   Director, Executive Vice President
4333 Edgewood Road N.E.            and Chairman of the Board
Cedar Rapids, Iowa 52499-0001

Robert J. Kontz                    Vice President and
4333 Edgewood Road N.E.            Corporate Controller
Cedar Rapids, Iowa 52499-0001

Brenda K. Clancy                   Vice President, Treasurer and Chief
4333 Edgewood Road N.E.            Financial Officer
Cedar Rapids, Iowa 52499-0001

Item 26. Persons Controlled by or under Common Control With the Depositor or Registrant.

                                Jurisdiction of     Percent of Voting
Name                             Incorporation      Securities Owned               Business
----                            ---------------     -----------------              --------
AEGON N.V.                      Netherlands         51.16% of Vereniging           Holding company
                                                    AEGON Netherlands
                                                    Membership Association

Groninger Financieringen B.V.   Netherlands         100% AEGON N.V.                Holding company

AEGON Netherland N.V.           Netherlands         100% AEGON N.V.                Holding company

AEGON Nevak Holding B.V.        Netherlands         100% AEGON N.V.                Holding company

AEGON International N.V.        Netherlands         100% AEGON N.V.                Holding company

Voting Trust Trustees:          Delaware                                           Voting Trust
K.J.Storm
Donald J. Shepard H.B.
Van Wijk Dennis Hersch

AEGON U.S. Holding Corporation  Delaware            100% Voting Trust              Holding company

Short Hills Management Company  New Jersey          100% AEGON U.S.                Holding company
                                                    Holding Corporation

COPRA Reinsurance Company       New York            100% AEGON U.S.                Holding company
                                                    Holding Corporation

AEGON Management Company        Indiana             100% AEGON U.S.                Holding company
                                                    Holding Corporation

AEGON USA, Inc.                 Iowa                100% AEGON U.S.                Holding company

RCC North America Inc.          Delaware            100% AEGON U.S.                Real estate

Transamerica Holding Company    Delaware            100% AEGON USA, Inc.           Holding company

AEGON Funding Corp.             Delaware            100% Transamerica              Issue debt
                                                    Holding Corporation            securities-net
                                                                                   proceeds used to
                                                                                   make loans to
                                                                                   affiliates

First AUSA Life Insurance       Maryland            100% Transamerica Holding      Insurance holding
Company                                             Company                        company

AUSA Life Insurance             New York            82.33% First AUSA Life         Insurance
Company, Inc.                                       Insurance Company
                                                    17.67% Veterans Life
                                                    Insurance Company

Life Investors Insurance        Iowa                100% First AUSA Life Ins. Co.  Insurance
Company of America


Life Investors Alliance, LLC    Delaware            100% LIICA                     Purchase, own, and
                                                                                   hold the equity
                                                                                   interest of other
                                                                                   entities

Great American Insurance        Iowa                100 % LIICA                    Marketing
Agency, Inc.

Bankers United Life             Iowa                100% Life Investors            Insurance
Assurance Company                                   Insurance Company of America


Transamerica Life Insurance     Iowa                100% First AUSA Life Ins. Co.  Insurance
Company

AEGON Financial Services        Minnesota           100% PFL Life Insurance Co.    Marketing
Group, Inc.

AEGON Assignment Corporation    Kentucky            100% AEGON Financial           Administrator of
of Kentucky                                         Services Group, Inc.           structured
                                                                                   settlements

AEGON Assignment Corporation    Illinois            100% AEGON Financial           Administrator of
                                                    Services Group, Inc.           structured
                                                                                   settlements

Southwest Equity Life Ins. Co.  Arizona             100% of Common Voting Stock    Insurance
                                                    First AUSA Life Ins. Co.

Iowa Fidelity Life Insurance    Arizona             100% of Common Voting Stock    Insurance
Co.                                                 First AUSA Life Ins. Co.

Western Reserve Life            Ohio                100% First AUSA Life Ins. Co.  Insurance
Assurance Co. of Ohio

WRL Series Fund, Inc.           Maryland            Various                        Mutual fund

WRL Investment Services, Inc.   Florida             100% Western Reserve Life      Provides
                                                    Assurance Co. of Ohio          administration for
                                                                                   affiliated mutual
                                                                                   fund

WRL Investment                  Florida             100% Western Reserve Life      Registered
Management, Inc.                                    Assurance Co. of Ohio          Investment advisor

ISI Insurance Agency, Inc.      California          100% Western Reserve Life      Insurance agency
and Subsidiaries                                    Assurance Co. of Ohio

ISI Insurance Agency            Alabama             100% ISI Insurance Agency,     Insurance agency
of Alabama, Inc.                                    Inc.

ISI Insurance Agency            Ohio                100% ISI Insurance Agency,     Insurance agency
of Ohio, Inc.                                       Inc.

ISI Insurance Agency            Massachusetts       100% ISI Insurance Agency,     Insurance agency
of Massachusetts, Inc.                              Inc.

ISI Insurance Agency            Texas               100% ISI Insurance Agency,     Insurance agency
of Texas, Inc.                                      Inc.



ISI Insurance Agency            Hawaii             100% ISI Insurance Agency,      Insurance agency
of Hawaii, Inc.                                                 Inc.

ISI Insurance Agency            New Mexico         100% ISI Insurance Agency,      Insurance agency
of New Mexico, Inc.                                Inc.

AEGON Equity Group, Inc.        Florida            100% Western Reserve Life       Insurance agency
                                                   Assurance Co. of Ohio

Monumental General Casualty     Maryland           100% First AUSA Life Ins. Co.   Insurance
Co.

United Financial Services,      Maryland           100% First AUSA Life Ins. Co.   General agency
Inc.

Bankers Financial Life Ins.     Arizona            100% First AUSA Life Ins. Co.   Insurance
Co.

The Whitestone Corporation      Maryland           100% First AUSA Life Ins. Co.   Insurance agency

Cadet Holding Corp.             Iowa               100% First AUSA Life Ins. Co.   Holding company

Monumental General Life         Puerto Rico        51% First AUSA Life             Insurance
Insurance Company of                               Insurance Company
Puerto Rico                                        49% Baldrich & Associates
                                                   of Puerto Rico

AUSA Holding Company            Maryland           100% AEGON USA, Inc.            Holding company

Monumental General Insurance    Maryland           100% AUSA Holding Co.           Holding company
Group, Inc.

Trip Mate Insurance Agency,     Kansas             100% Monumental General         Sale/admin. of
Inc.                                               Insurance Group, Inc.           travel insurance

Monumental General              Maryland           100% Monumental General         Provides management
Administrators, Inc.                               Insurance Group, Inc.           srvcs. to
                                                                                   unaffiliated third
                                                                                   party administrator

National Association            Maryland           100% Monumental General         Provides actuarial
Management and Consultant                          Administrators, Inc.            consulting services
Services, Inc.

Monumental General Mass         Maryland           100% Monumental General         Marketing arm for
Marketing, Inc.                                    Insurance Group, Inc.           sale of mass
                                                                                   marketed insurance
                                                                                   coverage

Transamerica Capital, Inc.      California         100% AUSA Holding Co.           Broker/Dealer

Endeavor Management Company     California         100% AUSA Holding Co.           Investment Management

Universal Benefits Corporation  Iowa               100% AUSA Holding Co.           Third party
                                                                                   administrator


Investors Warranty of           Iowa             100% AUSA Holding Co.            Provider of
America, Inc.                                                                     automobile extended
                                                                                  maintenance contracts

Massachusetts Fidelity Trust    Iowa             100% AUSA Holding Co.            Trust company
Co.

Money Service, Inc.             Delaware         100% AUSA Holding Co.            Provides financial
                                                                                  counseling for
                                                                                  employees and agents
                                                                                  of affiliated
                                                                                  companies

ADB Corporation, L.L.C.         Delaware         100% Money Services, Inc.        Special purpose
                                                                                  limited Liability
                                                                                  company

ORBA Insurance Services, Inc.   California       26.91% Money Services, Inc.      Insurance agency

Great Companies, L.L.C.         Iowa             30% Money Services, Inc.         Markets & sells
                                                                                  mutual funds &
                                                                                  individually managed
                                                                                  accounts

Roundit, Inc.                   Maryland         50% AUSA Holding Co.             Financial services

Zahorik Company, Inc.           California       100% AUSA Holding Co.            Broker-Dealer

ZCI, Inc.                       Alabama          100% Zahorik Company, Inc.       Insurance agency

Zahorik Texas, Inc.             Texas            100% Zahorik Company, Inc.       Insurance agency

Long, Miller & Associates,      California       33-1/3% AUSA Holding Co.         Insurance agency
L.L.C.

AEGON Asset Management          Delaware         100% AUSA Holding Co.            Registered investment
Services, Inc.                                                                    advisor

InterSecurities, Inc.           Delaware         100% AUSA Holding Co.            Broker-Dealer

Associated Mariner Financial    Michigan         100% InterSecurities, Inc.       Holding company/
Group, Inc.                                                                       management services


Associated Mariner Ins. Agency  Massachusetts    100% Associated Mariner          Insurance agency
of Massachusetts, Inc.                           Agency, Inc.

Associated Mariner Agency       Ohio             100% Associated Mariner          Insurance agency
Ohio, Inc.                                       Agency, Inc.

Associated Mariner Agency       Texas            100% Associated Mariner          Insurance agency
Texas, Inc.                                      Agency, Inc.

PIA 2000-A, L.P.                Delaware         Intersecurities, Inc. is the     Private placement
                                                 General Partner                  investment limited
                                                                                  partnership

Idex Investor Services, Inc.    Florida          100% AUSA Holding Co.            Shareholder services

Idex Management, Inc.           Delaware         100% AUSA Holding Co.            Investment advisor



IDEX Mutual Funds               Massachusetts    Various                          Mutual fund

Diversified Investment          Delaware         100% AUSA Holding Co.            Registered investment
Advisor, Inc.                                                                     advisor

Diversified Investors           Delaware         100% Diversified Investment      Broker-Dealer
Securities Corp.                                 Advisors, Inc.

George Beram & Company, Inc.    Massachusetts    100% Diversified Investment      Employee benefit and
                                                 Advisors, Inc.                   actuarial consulting

AEGON USA Securities, Inc.      Iowa             100% AUSA Holding Co.            Broker-Dealer
                                                                                  (De-registered)

Creditor Resources, Inc.        Michigan         100% AUSA Holding Co.            Credit insurance

CRC Creditor Resources          Canada           100% Creditor Resources, Inc.    Insurance agency
Canadian Dealer Network Inc.

AEGON USA Investment            Iowa             100% AUSA Holding Co.            Investment advisor
Management, Inc.

AEGON USA Realty                Iowa             100% AUSA Holding Co.            Provides real estate
Advisors, Inc.                                                                    administrative and
                                                                                  real estate investment

AEGON USA Real Estate           Delaware         100% AEGON USA Realty            Real estate and
Services, Inc.                                   Advisors, Inc.                   mortgage holding
                                                                                  company

QSC Holding, Inc.               Delaware         100% AEGON USA Realty            Real estate and
                                                 Advisors, Inc.                   financial software
                                                                                  production and sales

Landauer Associates, Inc.       Delaware         100% AEGON USA Realty            Real estate counseling
                                                 Advisors, Inc.

Landauer Realty Associates,     Texas            100% Landauer Associates, Inc.   Real estate counseling
Inc.

Realty Information Systems,     Iowa             100% AEGON USA Realty            Information Systems
Inc.                                             Advisors, Inc.                   for real estate
                                                                                  investment management

USP Real Estate Investment      Iowa             12.89% First AUSA Life Ins. Co.  Real estate
Trust                                            13.11% PFL Life Ins. Co.         investment trust
                                                 4.86% Bankers United Life
                                                 Assurance Co.

RCC Properties Limited          Iowa             AEGON USA Realty Advisors,       Limited Partnership
Partnership                                      Inc. is General Partner and 5%
                                                 owner.

Commonwealth General            Delaware         100% Transamerica Holding        Holding company
Corporation ("CGC")                              Company

AFSG Securities Corporation     Pennsylvania     100% CGC                         Broker-Dealer


Benefit Plans, Inc.             Delaware         100% CGC                         TPA for Peoples
                                                                                  Security Life
                                                                                  Insurance Company

AEGON Alliances, Inc.           Virginia         100% Benefit Plans, Inc.         General agent

Capital 200 Block Corporation   Delaware         100% CGC                         Real estate holdings

Commonwealth General            Kentucky         100% CGC                         Administrator of
Assignment Corporation                                                            structured settlements

AEGON Institutional Markets,    Delaware         100% CGC                         Provider of
Inc.                                                                              investment, marketing
                                                                                  and admin. services
                                                                                  to ins. cos.

Monumental Agency Group, Inc.   Kentucky         100% CGC                         Provider of services
                                                                                  to insurance companies

Ampac Insurance Agency, Inc.    Pennsylvania     100% CGC                         Provider of
(EIN 23-1720755)                                                                  management support
                                                                                  services

Compass Rose Development        Pennsylvania     100% Ampac Insurance             Special-purpose
Corporation                                      Agency, Inc.                     subsidiary

Financial Planning Services,    Dist. Columbia   100% Ampac Insurance             Special-purpose
Inc.                                             Agency, Inc.                     subsidiary

Frazer Association              Illinois         100% Ampac Insurance             TPA license-holder
Consultants, Inc.                                Agency, Inc.

National Home Life Corporation  Pennsylvania     100% Ampac Insurance             Special-purpose
                                                 Agency, Inc.                     subsidiary

Valley Forge Associates, Inc.   Pennsylvania     100% Ampac Insurance             Furniture & equipment
                                                 Agency, Inc.                     lessor

Veterans Benefit Plans, Inc.    Pennsylvania     100% Ampac Insurance             Administrator of
                                                 Agency, Inc.                     group insurance
                                                                                  programs

Veterans Insurance Services,    Delaware         100% Ampac Insurance             Special-purpose
Inc.                                             Agency, Inc.                     subsidiary

Academy Insurance Group, Inc.   Delaware         100% CGC                         Holding company

Academy Life Insurance Co.      Missouri         100% Academy Insurance           Insurance company
                                                 Group, Inc.

Pension Life Insurance          New Jersey       100% Academy Life                Insurance company
Company of America                               Insurance Company

FED Financial, Inc.             Delaware         100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary



Ammest Development Corp. Inc.   Kansas           100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary

Ammest Insurance Agency, Inc.   California       100% Academy Insurance           General agent
                                                 Group, Inc.

Ammest Massachusetts            Massachusetts    100% Academy Insurance           Special-purpose
Insurance Agency, Inc.                           Group, Inc.                      subsidiary

Ammest Realty, Inc.             Pennsylvania     100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary

Ampac, Inc.                     Texas            100% Academy Insurance           Managing general agent
                                                 Group, Inc.

Ampac Insurance Agency, Inc.    Pennsylvania     100% Academy Insurance           Special-purpose
(EIN 23-2364438)                                 Group, Inc.                      subsidiary

Force Financial Group, Inc.     Delaware         100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary

Force Financial Services, Inc.  Massachusetts    100% Force Financial Group,      Special-purpose
                                                 Inc.                             subsidiary

Military Associates, Inc.       Pennsylvania     100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary

NCOAA Management Company        Texas            100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary

NCOA Motor Club, Inc.           Georgia          100% Academy Insurance           Automobile club
                                                 Group, Inc.

Unicom Administrative           Pennsylvania     100% Academy Insurance           Provider of admin.
Services, Inc.                                   Group, Inc.                      services

Unicom Administrative           Germany          100% Unicom Administrative       Provider of admin.
Services, GmbH                                   Services, Inc.                   services

Capital General Development     Delaware         100% CGC                         Holding company
Corporation

Monumental Life                 Maryland         73.33% Capital General           Insurance company
Insurance Company                                Development Company
                                                 26.77% First AUSA Life
                                                 Insurance Company

AEGON Special Markets           Maryland         100% Monumental Life             Marketing company
Group, Inc.                                      Insurance Company

Peoples Benefit Life            Iowa             3.7% CGC                         Insurance company
Insurance Company                                20.0% Capital Liberty, L.P.
                                                 76.3% Monumental Life
                                                 Insurance Company


Veterans Life Insurance Co.     Illinois         100% Peoples Benefit             Insurance company
                                                 Life Insurance Company

Peoples Benefit Services, Inc.  Pennsylvania     100% Veterans Life Insurance     Special-purpose
                                                 Company                          subsidiary

Coverna Direct Insurance        Maryland         100% Peoples Benefit             Insurance agency
Services, Inc.                                   Life Insurance Company

Ammest Realty Corporation       Texas            100% Monumental Life             Special-purpose
                                                 Insurance Company                subsidiary

JMH Operating Company, Inc.     Mississippi      100% People's Benefit Life       Real estate holdings
                                                 Insurance Company

Capital Liberty, L.P.           Delaware         99.0% Monumental Life            Holding company
                                                 Insurance Company
                                                 1.0% CGC

Transamerica Corporation        Delaware         100% AEGON NV                    Major interest in
("TAC")                                                                           insurance and finance

AEGON Funding Company II        Delaware         100% TAC                         Commercial paper
                                                                                  insurance

Transamerica Pacific            Hawaii           100% TAC                         Life insurance
Insurance Company, Ltd.

TREIC Enterprises, Inc.         Delaware         100% TFC                         Investments

ARC Reinsurance Corporation     Hawaii           100% Transamerica Corp.          Property & Casualty
                                                                                  Insurance

Transamerica Management, Inc.   Delaware         100% ARC Reinsurance Corp.       Asset management

Inter-America Corporation       California       100% Transamerica Corp.          Insurance Broker

Pyramid Insurance Company,      Hawaii           100% Transamerica Corp.          Property & Casualty
Ltd.                                                                              Insurance

Transamerica Business Tech      Delaware         100% Transamerica Corp.          Telecommunications
Corp.                                                                             and data processing

Transamerica CBO I, Inc.        Delaware         100% Transamerica Corp.          Owns and manages a
                                                                                  pool of high-yield
                                                                                  bonds

Transamerica Corporation        Oregon           100% Transamerica Corp.          Name holding only -
(Oregon)                                                                          Inactive

Transamerica Finance Corp.      Delaware         100% Transamerica Corp.          Commercial & Consumer
                                                                                  Lending & equipment
                                                                                  leasing

TA Leasing Holding Co., Inc.    Delaware         100% Transamerica Finance Corp.  Holding company



Trans Ocean Ltd.                Delaware         100% TA Leasing Holding Co.      Holding company
                                                 Inc.

Trans Ocean Container Corp.     Delaware         100% Trans Ocean Ltd.            Intermodal leasing
("TOCC")

SpaceWise Inc.                  Delaware         100% TOCC                        Intermodal leasing

Trans Ocean Container           Delaware         100% TOL                         Intermodal leasing
Finance Corp.

Trans Ocean Leasing             Germany          100% TOCC                        Intermodal leasing
Deutschland GmbH

Trans Ocean Leasing PTY Ltd.    Austria          100% TOCC                        Intermodal leasing

Trans Ocean Management S.A.     Switzerland      100% TOCC                        Intermodal leasing

Trans Ocean Regional            California       100% TOCC                        Holding company
Corporate Holdings

Trans Ocean Tank Services       Delaware         100% TOCC                        Intermodal leasing
Corp.

Transamerica Leasing Inc.       Delaware         100% TA Leasing Holding Co.      Leases & Services
                                                                                  intermodal equipment

Transamerica Leasing Holdings   Delaware         100% Transamerica Leasing Inc.   Holding company
Inc. ("TLHI")

Greybox Logistics Services      Delaware         100% TLHI                        Intermodal leasing
Inc.

Greybox L.L.C. ("G")            Delaware         100% TLHI                        Intermodal freight
                                                                                  container interchange
                                                                                  facilitation service

Transamerica Trailer            France           100% Greybox L.L.C.              Leasing
Leasing S.N.C.

Greybox Services Limited        U.K.             100% TLHI                        Intermodal leasing

Intermodal Equipment, Inc.      Delaware         100% TLHI                        Intermodal leasing

Transamerica Leasing N.V.       Belg.            100% Intermodal Equipment Inc.   Leasing

Transamerica Leasing SRL        Italy            100% Intermodal Equipment Inc.   Leasing

Transamerica Distribution       Delaware         100% TLHI                        Dormant
Services, Inc.

Transamerica Leasing            Belg.            100% TLHI                        Leasing
Coordination Center

Transamerica Leasing do         Braz.            100% TLHI                        Container Leasing
Brasil Ltda.



Transamerica Leasing GmbH       Germany          100% TLHI                        Leasing

Transamerica Trailer Leasing    Poland           100% TLHI                        Leasing
Sp. z.o.o

Transamerica Leasing Limited    U.K.             100% TLHI                        Leasing

ICS Terminals (UK) Limited      U.K.             100% Transamerica Leasing        Leasing
                                                 Limited

Transamerica Leasing Pty. Ltd.  Australia        100% TLHI                        Leasing

Transamerica Leasing (Canada)   Canada           100% TLHI                        Leasing
Inc.

Transmerica Leasing (HK) Ltd.   H.K.             100% TLHI                        Leasing

Transamerica Leasing            S. Africa        100% TLHI                        In Liquidation -
(Proprietary) Limited                                                             Intermodal leasing

Transamerica Trailer Holdings   Delaware         100% TLHI                        Holding company
I Inc.

Transamerica Trailer Holdings   Delaware         100% TLHI                        Holding company
II Inc.

Transamerica Trailer Holdings   Delaware         100% TLHI                        Holding company
III Inc.

Transamerica Trailer Leasing    Swed.            100% TLHI                        Leasing
AB

Transamerica Trailer Leasing    Switzerland      100% TLHI                        Leasing
AG

Transamerica Trailer Leasing    Denmark          100% TLHI                        Leasing
A/S

Transamerica Trailer Leasing    Germany          100% TLHI                        Leasing
GmbH

Transamerica Trailer Leasing    Belgium          100% TLHI                        Leasing
(Belgium) N.V.

Transamerica Trailer Leasing    Netherlands      100% TLHI                        Leasing
(Netherlands) B.V.

Transamerica Alquiler de        Spain            100% TLHI                        Leasing
Trailer Spain S.L.

Transamerica Transport Inc.     New Jersey       100% TLHI                        Dormant

Transamerica Commercial         Delaware         100% Transamerica Finance Corp.  Holding company
Finance Corporation, I
("TCFCI")

Transamerica Equipment          Delaware         100% TCFCI                       Investment in Various
Financial Services                                                                equipment leases and
Corporation                                                                       loans



BWAC Credit Corporation         Delaware         100% TCFCI                       Inactive

BWAC International Corporation  Delaware         100% TCFCI                       Retail Appliance and
                                                                                  furniture stores

BWAC Twelve, Inc.               Delaware         100% TCFCI                       Holding company

TIFCO Lending Corporation       Illinois         100% BWAC Twelve, Inc.           General financing

Transamerica Insurance          Maryland         100% BWAC Twelve, Inc.           Insurance premium
Finance Corporation ("TIFC")                                                      financing

Transamerica Insurance          California       100% TIFC                        Insurance premium
Finance Corporation,
California

Transamerica Insurance          Ontario          100% TIFC                        Insurance premium
Finance Corporation, Canada                                                       financing

Transamerica Business Credit    Delaware         100% TCFCI                       Lending, leasing &
Corporation ("TBCC")                                                              equipment financing

Transamerica Mezzanine          Delaware         100% TBCC                        Holding company
Financing, Inc.

Bay Capital Corporation         Delaware         100% TBCC                        Special purpose
                                                                                  corporation

Coast Funding Corporation       Delaware         100% TBCC                        Special purpose
                                                                                  corporation

Transamerica Small Business     Delaware         100% TBCC                        Holding company
Capital, Inc. ("TSBC")

Transamerica Emergent           Delaware         100% SBCI                        Dormant
Business Capital Holdings,
Inc.

Gulf Capital Corporation        Delaware         100% TBCC                        Special purpose
                                                                                  corporation

Direct Capital Equity           Delaware         100% TBCC                        Small business loans
Investment, Inc.

TA Air East, Corp.              Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air I, Corp.                 Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air II, Corp.                Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air III, Corp.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation


TA Air IV, Corp.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air V, Corp.                 Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air VI, Corp.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air VII, Corp.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air VIII, Corp.              Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air IX, Corp.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air X, Corp.                 Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air XI, Corp.                Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XII, Corp.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XIII, Corp.              Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XIV, Corp.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XV, Corp.                Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XVI, Corp.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XVII, Corp.              Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XVIII, Corp.             Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XIX, Corp.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XX, Corp.                Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Heli I, Inc.                 Delaware         100% TEFS                        Special purpose
                                                                                  corporation


TA Marine I, Inc.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Marine II, Inc.              Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Marine IV, Inc.              Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Marine VI, Inc.              Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Marine V, Inc.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Marine III, Corp.            Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Public Finance Air I, Corp.  Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TBC I, Inc.                     Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC II, Inc.                    Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC III, Inc.                   Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC IV, Inc.                    Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC V, Inc.                     Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC VI, Inc.                    Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax I, Inc.                 Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax II, Inc.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax III, Inc.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax IV, Inc.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax V, Inc.                 Delaware         100% TBCC                        Special purpose
                                                                                  corporation


TBC Tax VI, Inc.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax VII, Inc.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax VIII, Inc.              Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax IX, Inc.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

The Plain Company               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

Transamerica Distribution       Delaware         100% TCFCI                       Holding company
Finance Corporation ("TDFC")

Transamerica Accounts Holding   Delaware         100% TDFC                        Holding company
Corp.

Transamerica Commercial         Delaware         100% TIFC                        Finance company
Finance Corporation ("TCFC")

Transamerica Acquisition        Canada           100% TCFCC                       Holding company
Corporation, Canada

Transamerica Distribution       Delaware         100% TCFC                        Commercial Finance
Finance Corporation -
Overseas, Inc. ("TDFOI")

TDF Mauritius Limited           Mauritius        100% TDFOI                       Mauritius holding
                                                                                  company

Inventory Funding Trust         Delaware         100% TCFC                        Delaware Business
                                                                                  Trust

Inventory Funding Company, LLC  Delaware         100% Inventory Funding Trust     Holding company

TCF Asset Management            Colorado         100% TCFC                        A depository for
Corporation                                                                       foreclosed real and
                                                                                  personal property

Transamerica Joint Ventures,    Delaware         100% TCFC                        Holding company
Inc.

Transamerica Inventory          Delaware         100% TDFC                        Holding company
Finance Corporation ("TIFC")

Transamerica GmbH, Inc.         Delaware         100% TIFC                        Holding company

Transamerica                    Netherlands      100% Trans. GmbH, Inc.           Commercial lending in
Fincieringsmaatschappij B.V.                                                      Europe

BWAC Seventeen, Inc.            Delaware         100% TIFC                        Holding company



Transamerica Commercial         Ontario          100% BWAC Seventeen, Inc.        Dormant
Finance Canada, Limited

Transamerica Commercial         Canada           100% BWAC Seventeen, Inc.        Commercial finance
Finance Corporation, Canada

TCF Commercial Leasing          Ontario          100% TCFCC                       Dormant
Corporation, Canada

Cantrex Group Inc.              Quebec           76% TACC                         Buying group and
                                                                                  retail merchant
                                                                                  services

BWAC Twenty-One, Inc.           Delaware         100% TIFC                        Holding company

Transamerica Commercial         U.K.             100% BWAC Twenty-One Inc.        Commercial lending
Finance Limited ("TCFL")

TDF Credit Insurance Services   U.K.             100% TCFL                        Credit insurance
Limited                                                                           brokerage

Whirlpool Financial             Poland           100% TCFL                        Inactive - commercial
Corporation Polska Spozoo                                                         finance

Transamerica Commercial         U.K.             100% BWAC Twenty-One Inc.        Holding company
Holdings Limited

Transamerica Commercial         France           100% TIFC                        Factoring company
Finance France S.A.

Transamerica GmbH               Frankfurt,       100% GmbH                        Commercial lending in
                                Germany                                           Germany

Transamerica Retail Financial   Delaware         100% TIFC                        Provides retail
Services Corporation                                                              financing
("TRFSC")

Transamerica Bank, NA           Delaware         100% TRFSC                       Bank

Transamerica Consumer Finance   Delaware         100% TRFSC                       Consumer finance
Holding Company ("TCFHC")                                                         holding company

Transamerica Mortgage Company   Delaware         100% TCFHC                       Consumer mortgages

Transamerica Consumer           Delaware         100% TCFHC                       Securitization company
Mortgage Receivables Company

Metropolitan Mortgage Company   Florida          100% TCFHC                       Consumer mortgages

Easy Yes Mortgage, Inc.         Florida          100% Metropolitan Mtg. Co.       No active
                                                                                  business/Name holding
                                                                                  only

Easy Yes Mortgage, Inc.         Georgia          100% Metropolitan Mtg. Co.       No active
                                                                                  business/Name holding
                                                                                  only



First Florida Appraisal         Florida          100% Metropolitan Mtg. Co.       Appraisal and
Services, Inc.                                                                    inspection services

First Georgia Appraisal         Georgia          100% First FL App. Srvc, Inc.    Appraisal services
Services, Inc.

Freedom Tax Services, Inc.      Florida          100%. Metropolitan Mtg. Co.      Property tax
                                                                                  information services

J.J. & W. Advertising, Inc.     Florida          100% Metropolitan Mtg. Co.       Advertising and
                                                                                  marketing services

J.J. & W. Realty Corporation    Florida          100% Metropolitan Mtg. Co.       To hold problem REO
                                                                                  properties

Liberty Mortgage Company of     Florida          100% Metropolitan Mtg. Co.       No active
Ft. Myers, Inc.                                                                   business/Name holding
                                                                                  only

Metropolis Mortgage Company     Florida          100% Metropolitan Mtg. Co.       No active
                                                                                  business/Name holding
                                                                                  only

Perfect Mortgage Company        Florida          100% Metropolitan Mtg. Co.       No active
                                                                                  business/Name holding
                                                                                  only

Transamerica Vendor Financial   Delaware         100% TDFC                        Provides commercial
Service Corporation                                                               leasing

Transamerica Distribution       Mexico           99% TCFC                         Holding company in
Finance Corporation de                                                            Mexican subsidiaries
Mexico S. de R.L. de C.V.

TDF de Mexico S. de R.L. de     Mexico           99% TDFC Mex                     Service company for
C.V.                                                                              Whirlpool receivables

Transamerica Corporate          Mexico           99% TDFC Mex                     Holds employees
Services De Mexico S. de R.L.
de CV

Transamerica Distribution       Mexico           99% TCFC                         Finance company
Finance Factorje S.A. de C.V.

Transamerica Distribution
Finance Insurance Services,    Illinois         100% TCFC                         Finance company
Inc.

Transamerica Flood Hazard       Delaware         100% TAC                         Flood Zone
Certification, Inc.                                                               certification service

Transamerica Home Loan          California       100% TFC                         Consumer mortgages

Transamerica Lending Company    Delaware         100% TFC                         In liquidation -
                                                                                  lending

Transamerica Public Finance,    Delaware         70% TFC                          Financial Services
LLC

Transamerica Financial          California       100% Transamerica Corp.          Investments
Products, Inc.


Transamerica Insurance          Iowa             100% TIHI                        Holding company
Corporation ("TIC")

Arbor Life Insurance Company    Arizona          100% TIC                         Life insurance,
                                                                                  disability insurance

Plaza Insurance Sales Inc.      California       100% TIC                         Casualty insurance
                                                                                  placement

Transamerica Advisors, Inc.     California       100% TIC                         Retail sale of
                                                                                  investment advisory
                                                                                  services

Transamerica Annuity Services   New Mexico       100% TIC                         Performs services
Corp.                                                                             required for
                                                                                  structured settlements

Transamerica Financial          Delaware         100% TIC                         Retail sale of
Resources, Inc.                                                                   securities products

Financial Resources Insurance   Texas            100% Transamerica Fin. Res.      Retail sale of
Agency of Texas                                                                   securities products

TBK Insurance Agency            Ohio             100% Transamerica Fin. Res.      Variable insurance
of Ohio, Inc.                                                                     contract sales in
                                                                                  state of Ohio


Transamerica Financial          Alabama          100% Transamerica Fin. Res.      Insurance agent &
Resources Agency of Alabama,                                                      broker
Inc.

Transamerica Financial          Massachusetts    100% Transamerica Fin. Res.      Insurance agent &
Resources Ins. Agency of                                                          broker
Massachusetts, Inc.

Transamerica International      Delaware         100% TIC                         Holding &
Insurance Services, Inc.                                                          administering foreign
("TIISI")                                                                         operations

AEGON Canada Inc. ("ACI")       Canada           100% TIHI                        Holding company

Transamerica Life Canada        Canada           100% ACI                         Life insurance company

Home Loans and Finance Ltd.     U.K.             100% TIISI                       Inactive

Transamerica Occidental Life    Iowa             100% TIC                         Life insurance
Insurance Company ("TOLIC")

NEF Investment Company          California       100% TOLIC                       Real estate
                                                                                  development

Transamerica China              Hong Kong        99% TOLIC                        Holding company
Investments Holdings Limited

Transamerica Life Insurance     N. Carolina      100% TOLIC                       Life insurance
and Annuity Company
("TALIAC")

Transamerica Assurance Company  Missouri         100% TALIAC                      Life and disability
                                                                                  insurance


Gemini Investments, Inc.        Delaware         100% TALIAC                      Investment subsidiary

Transamerica Life Insurance     Canada           100% TOLIC                       Sells individual life
Company of Canada                                                                 insurance &
                                                                                  investment products
                                                                                  in all provinces and
                                                                                  territories of Canada

Transamerica Life Insurance     New York         100% TOLIC                       Insurance sales
Company of New York

Transamerica South Park         Delaware         100% TOLIC                       Market analysis
Resources, Inc.

Transamerica Variable           Maryland         100% TOLIC                       Mutual Fund
Insurance Fund

USA Administration Services,    Kansas           100% TOLIC                       Third party
Inc.                                                                              administrator

Transamerica Products, Inc.     California       100% TIC                         Holding company
("TPI")

Transamerica Products II, Inc.  California       100% TPI                         Co-general partner

Transamerica Products IV, Inc.  California       100% TPI                         Co-general partner

Transamerica Products I, Inc.   California       100% TPI                         Co-general partner

Transamerica Securities Sales   Maryland         100% TIC                         Life insurance sales
Corp.

Transamerica Service Company    Delaware         100% TIC                         Passive loss tax
                                                                                  service

Transamerica International RE   Bermuda          100% TAC                         Reinsurance
(Bermuda) Ltd.

Transamerica Intellitech, Inc.  Delaware         100% TFC                         Real estate
                                                                                  information and
                                                                                  technology services

Transamerica International      Delaware         100% TAC                         Holding company
Holdings, Inc. ("TIHI")

Transamerica Investment         Delaware         100% TAC                         Investment adviser
Services, Inc. ("TISI")

Transamerica Income Shares,     Maryland         100% TISI                        Mutual fund
Inc.

Transamerica LP Holdings Corp.  Delaware         100% TAC                         Limited partnership
                                                                                  investment

Transamerica Real Estate Tax    Delaware         100% TFC                         Real estate tax
Service, Inc.                                                                     reporting and
                                                                                  processing services

Transamerica Realty Services,   Delaware         100% TAC                         Real estate
Inc. ("TRS")                                                                      investments

Bankers Mortgage Company of CA  California       100% TRS                         Investment management


Pyramid Investment Corporation  Delaware         100% TRS                         Real estate company

The Gilwell Company             California       100% TRS                         Ground lessee of 517
                                                                                  Washington Street,
                                                                                  San Francisco

Transamerica Affordable         California       100% TRS                         General partner LHTC
Housing, Inc.                                                                     Partnership

Transamerica Minerals Company   California       100% TRS                         Owner and lessor of
                                                                                  oil and gas properties

Transamerica Oakmont            California       100% TRS                         General partner
Corporation                                                                       retirement properties

Transamerica Senior             Delaware         100% TAC                         Owns retirement
Properties, Inc. ("TSPI")                                                         properties

Transamerica Senior Living,     Delaware         100% TSPI                        Manages retirement
Inc.                                                                              properties

Item 27.  Number of Contract Owners

          As of December 31, 2000, there were 15,891 Owners of the Policies.

Item 28.  Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive
                                --------
indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

                 AFSG Securities Corporation
                 4333 Edgewood Road, N.E.
                 Cedar Rapids, IA 52499-0001

                 The directors and officers of
                 AFSG Securities Corporation
                 are as follows:


Larry N. Norman                    Ann Spaes
Director and President             Director and Vice President

Frank A. Camp                      Bob Warner
Secretary                          Assistant Compliance Officer

Lisa Wachendorf                    Linda Gilmer
Director Vice President and Chief  Treasurer/Controller
Compliance President

Thomas R. Moriarty                 Priscilla Hechler
Vice President                     Assistant Secretary and Assistant Vice President

Emily Bates                        Thomas Pierpan
Assistant Treasurer                Assistant Secretary and Assistant Vice President

Clifton Flenniken                  Darin D. Smith
Assistant Treasurer                Assistant Secretary and Assistant Vice President

--------------------

The principal business address of each person listed is AFSG Securities Corporation, 4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001.

Commissions and Other Compensation Received by Principal Underwriter.
--------------------------------------------------------------------

AFSG Securities Corporation, the broker/dealer, received $25,239,902.03 and $21,387,197.00 from the Registrant for the period ending December 31, 2000 and December 31, 1999, respectively, for its services in distributing the Policies. No other commission or compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the fiscal year.

AFSG Securities Corporation serves as the principal underwriter for Separate Account VA B (formerly PFL Endeavor Variable Annuity Account and PFL Endeavor Platinum Variable Annuity Account), the Retirement Builder Variable Annuity Account (formerly PFL Retirement Builder Variable Annuity Account), Separate Account VA A (formerly PFL Life Variable Annuity Account A), Separate Account VA C (formerly PFL Life Variable Annuity Account C), Separate Account VA D (formerly PFL Life Variable Annuity Account D), Separate Account VA E (formerly PFL Life Variable Annuity Account E), Separate Account VA I (formerly PFL Life Variable Annuity Account I) and Legacy Builder Variable Life Separate Account. These accounts are separate accounts of Transamerica Life Insurance Company (formerly PFL Insurance Company).

AFSG Securities Corporation serves as principal underwriter for Separate Account VA BNY, Separate Account C and AUSA Series Life Account. These accounts are separate accounts of AUSA Life Insurance Company, Inc.

AFSG Securities Corporation serves as principal underwriter for Separate Account I, Separate Account II and Separate Account V. These accounts are separate accounts of Peoples Benefit Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for WRL Series Life Account, WRL Series Annuity Account and WRL Series Annuity Account B. These account are separate accounts of Western Reserve Life Assurance Co. of Ohio.

AFSG Securities Corporation also serves as principal underwriter for Transamerica Occidental Life Separate Account VUL-3. This account is a separate account of Transamerica Occidental Life Insurance Company.

Item 30. Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Transamerica Life Insurance Company (formerly PFL Life Insurance Company) at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31.  Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32.  Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

(b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or
     (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica at the address or phone number listed in the Prospectus.

(d) Transamerica Life Insurance Company (formerly PFL Life Insurance Company) hereby represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Life Insurance Company (formerly PFL Life Insurance Company).


Section 403(b) Representations
------------------------------

Transamerica represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 26th day of April, 2001.

                                    RETIREMENT BUILDER VARIABLE
                                    ANNUITY ACCOUNT
                                    (formerly PFL Retirement Builder Variable
                                    Annuity Account)

                                    TRANSAMERICA LIFE INSURANCE COMPANY
                                    (formerly PFL Life Insurance Company)
                                    Depositor

                                                                            *
                                    -----------------------------------------
                                    Larry N. Norman
                                    President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures               Title                            Date
----------               -----                            ----

                    *    Director
---------------------                                     ________, 2001
Patrick S. Baird

/s/ Craig D. Vermie      Director
---------------------                                     April 26, 2001
Craig D. Vermie

                    *    Director
---------------------                                     ________, 2001
Larry N. Norman          (Principal Executive Officer)

                    *    Director
---------------------                                     ________, 2001
Bart Herbert, Jr.

                    *    Director
---------------------                                     ________, 2001
Douglas C. Kolsrud

                    *    Vice President and
---------------------                                     ________, 2001
Robert J. Kontz          Corporate Controller

                    *     Treasurer                      _______________, 2001
---------------------
Brenda K. Clancy

*By Craig D. Vermie, Attorney-in-Fact

                                                                Registration No.
                                                                      333 - 7509




                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                                 ---------------

                                    EXHIBITS

                                       TO

                                    FORM N-4

                             REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       FOR

                   RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT
           (formerly PFL Retirement Builder Variable Annuity Account)

                                 ---------------

                                 EXHIBIT INDEX
                                 -------------

Exhibit No.    Description of Exhibit                                                               Page No.*
-----------    ----------------------                                                               ------------
(4)(e)         Form of Policy Endorsement for the Retirement Income Builder Variable Annuity
               (Additional Death Distribution)

(5)(d)(2)      Amended form of Application for the Retirement Income Builder II

(8)(c)(3)      Amendment No. 3 to Participation Agreement between PFL Life Insurance Company and
               Evergreen Variable Trust

(8)(j)(1)      Revised Participation Agreement by and among Franklin Templeton Variable Insurance
               Products Trust, Franklin Templeton Distributors, Inc. and PFL Life Insurance
               Company

(8)(m)(1)      Form of Termination of Participation Agreement (Transamerica)

(8)(m)(2)      Form of Participation Agreement (Transamerica)

(8)(m)(3)      Form of Addendum to Participation Agreement (Transamerica)

(8)(n)(1)      Form of Amendment No. 1 to Participation Agreement by and among Alliance Variable
               Products Series Fund, Inc., PFL Life Insurance Company, AFSG Securities Corporation

(8)(o)         Form of Participation Agreement between Nation Separate Account Trust,
               Transamerica Life Insurance Company and __________________________

(10)(a)        Consent of Independent Auditors

(10)(b)        Opinion and Consent of Actuary

(14)           Powers of Attorney

-----------------------------
* Page numbers included only in manually executed original.